UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

1 SunAmerica Center, Los Angeles, CA			90067-6022
(Address of principal executive offices)			(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management Corp. Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2011

Item 1. Reports to Stockholders

SEASONS SERIES TRUST

SEMI-ANNUAL REPORT
SEPTEMBER 30, 2011

Table of Contents

Shareholder Letter	1

Expense Example	2

Seasons Strategies

Multi-Managed Growth Portfolio	8

Multi-Managed Moderate Growth Portfolio	32

Multi-Managed Income/Equity Portfolio	58

Multi-Managed Income Portfolio	84

Asset Allocation: Diversified Growth Portfolio	110

Stock Portfolio	154

Seasons Select

Large Cap Growth Portfolio	159

Large Cap Value Portfolio	167

Mid Cap Growth Portfolio	175

Mid Cap Value Portfolio	188

Small Cap Portfolio	201

International Equity Portfolio	215

Diversified Fixed Income Portfolio	227

Real Return Portfolio	255

Cash Management Portfolio	259

Seasons Focused

Focus Growth Portfolio	263

Focus Value Portfolio	266

Seasons Managed Allocation

Allocation Growth Portfolio	269

Allocation Moderate Growth Portfolio	271

Allocation Moderate Portfolio	273

Allocation Balanced Portfolio	275

Statements of Assets and Liabilities	277

Statements of Operations	285

Statements of Changes in Net Assets	289

Notes to Financial Statements	296

Financial Highlights	330

Approval of Advisory Contracts	344

Dear Investor:

We are pleased to present the semi-annual report for the Seasons Series Trust, the underlying investment for the Seasons family of variable annuities issued by SunAmerica Annuity and Life Assurance Company and First SunAmerica Life Insurance Company. This report contains the investment information and the financial statements of the Seasons Series Trust portfolios for the reporting period ended September 30, 2011.

If you have any questions regarding your variable annuity, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your retirement assets, and we look forward to reporting to you once again in six months.

Sincerely,

Jana Waring Greer
President and CEO, SunAmerica Annuity and Life Assurance Company
Executive Vice President, First SunAmerica Life Insurance Company

November 1, 2011

Note: All performance figures quoted are for the Seasons Series Trust. They do not reflect fees and charges associated with the variable annuity. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

There is no assurance that a portfolio's goal or strategy will be met.

An investment in the Portfolios is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio's returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investments in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other entity.

SEASONS SERIES TRUST
EXPENSE EXAMPLE  September 30, 2011

  (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Seasons Series Trust (the "Trust''), you incur ongoing costs, including management fees; service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at April 1, 2011 and held until September 30, 2011. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts'') offered by life insurance companies affiliated with SunAmerica Asset Management Corp., the Trust's investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your Variable Contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The "Actual'' section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended September 30, 2011'' to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended September 30, 2011'' column and the "Expense Ratio as of September 30, 2011'' column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended September 30, 2011'' would have been higher and the "Ending Account Value'' would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical'' section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended September 30, 2011'' column and the "Expense Ratio as of September 30, 2011'' column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended September 30, 2011'' would have been higher and the "Ending Account Value'' would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore the "Hypothetical'' example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  September 30, 2011

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at April 1, 2011	Ending Account Value Using Actual Return at September 30, 2011	Expenses Paid During the Six Months Ended September 30, 2011*	Beginning Account Value at April 1, 2011	Ending Account Value Using a Hypothetical 5% Assumed Return at September 30, 2011	Expenses Paid During the Six Months Ended September 30, 2011*	Expense Ratio as of September 30, 2011*
Multi-Managed Growth@
Class 1	$1,000.00	$868.32	$5.93	$1,000.00	$1,018.65	$6.41	1.27%
Class 2	$1,000.00	$867.46	$6.63	$1,000.00	$1,017.90	$7.16	1.42%
Class 3	$1,000.00	$867.21	$7.10	$1,000.00	$1,017.40	$7.67	1.52%
Multi-Managed Moderate Growth@
Class 1	$1,000.00	$898.27	$5.13	$1,000.00	$1,019.60	$5.45	1.08%
Class 2	$1,000.00	$897.36	$5.83	$1,000.00	$1,018.85	$6.21	1.23%
Class 3	$1,000.00	$897.15	$6.31	$1,000.00	$1,018.35	$6.71	1.33%
Multi-Managed Income/ Equity@
Class 1	$1,000.00	$961.66	$5.25	$1,000.00	$1,019.65	$5.40	1.07%
Class 2	$1,000.00	$961.57	$5.98	$1,000.00	$1,018.90	$6.16	1.22%
Class 3	$1,000.00	$960.71	$6.47	$1,000.00	$1,018.40	$6.66	1.32%
Multi-Managed Income@
Class 1	$1,000.00	$998.40	$5.35	$1,000.00	$1,019.65	$5.40	1.07%
Class 2	$1,000.00	$998.40	$6.10	$1,000.00	$1,018.90	$6.16	1.22%
Class 3	$1,000.00	$997.59	$6.59	$1,000.00	$1,018.40	$6.66	1.32%
Asset Allocation: Diversified Growth#@
Class 1	$1,000.00	$854.04	$4.96	$1,000.00	$1,019.65	$5.40	1.07%
Class 2	$1,000.00	$853.75	$5.65	$1,000.00	$1,018.90	$6.16	1.22%
Class 3	$1,000.00	$852.62	$6.11	$1,000.00	$1,018.40	$6.66	1.32%
Stock@
Class 1	$1,000.00	$851.85	$4.44	$1,000.00	$1,020.20	$4.85	0.96%
Class 2	$1,000.00	$851.16	$5.14	$1,000.00	$1,019.45	$5.60	1.11%
Class 3	$1,000.00	$851.04	$5.60	$1,000.00	$1,018.95	$6.11	1.21%
Large Cap Growth@
Class 1	$1,000.00	$872.89	$4.17	$1,000.00	$1,020.55	$4.50	0.89%
Class 2	$1,000.00	$872.10	$4.87	$1,000.00	$1,019.80	$5.25	1.04%
Class 3	$1,000.00	$872.21	$5.34	$1,000.00	$1,019.30	$5.76	1.14%
Large Cap Value@
Class 1	$1,000.00	$815.48	$4.04	$1,000.00	$1,020.55	$4.50	0.89%
Class 2	$1,000.00	$815.16	$4.72	$1,000.00	$1,019.80	$5.25	1.04%
Class 3	$1,000.00	$814.85	$5.17	$1,000.00	$1,019.30	$5.76	1.14%
Mid Cap Growth@
Class 1	$1,000.00	$797.39	$5.08	$1,000.00	$1,019.35	$5.70	1.13%
Class 2	$1,000.00	$796.86	$5.75	$1,000.00	$1,018.60	$6.46	1.28%
Class 3	$1,000.00	$796.83	$6.20	$1,000.00	$1,018.10	$6.96	1.38%
Mid Cap Value@
Class 1	$1,000.00	$791.98	$4.57	$1,000.00	$1,019.90	$5.15	1.02%
Class 2	$1,000.00	$792.10	$5.24	$1,000.00	$1,019.15	$5.91	1.17%
Class 3	$1,000.00	$791.12	$5.69	$1,000.00	$1,018.65	$6.41	1.27%
Small Cap@
Class 1	$1,000.00	$762.93	$4.50	$1,000.00	$1,019.90	$5.15	1.02%
Class 2	$1,000.00	$761.90	$5.15	$1,000.00	$1,019.15	$5.91	1.17%
Class 3	$1,000.00	$761.52	$5.59	$1,000.00	$1,018.65	$6.41	1.27%
International Equity@
Class 1	$1,000.00	$800.99	$5.00	$1,000.00	$1,019.45	$5.60	1.11%
Class 2	$1,000.00	$799.75	$5.67	$1,000.00	$1,018.70	$6.36	1.26%
Class 3	$1,000.00	$799.51	$6.12	$1,000.00	$1,018.20	$6.86	1.36%

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  September 30, 2011

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at April 1, 2011	Ending Account Value Using Actual Return at September 30, 2011	Expenses Paid During the Six Months Ended September 30, 2011*	Beginning Account Value at April 1, 2011	Ending Account Value Using a Hypothetical 5% Assumed Return at September 30, 2011	Expenses Paid During the Six Months Ended September 30, 2011*	Expense Ratio as of September 30, 2011*
Diversified Fixed Income
Class 1	$1,000.00	$1,048.70	$3.89	$1,000.00	$1,021.20	$3.84	0.76%
Class 2	$1,000.00	$1,047.91	$4.66	$1,000.00	$1,020.45	$4.60	0.91%
Class 3	$1,000.00	$1,047.20	$5.17	$1,000.00	$1,019.95	$5.10	1.01%
Real Return
Class 3	$1,000.00	$1,035.09	$4.68	$1,000.00	$1,020.40	$4.65	0.92%
Cash Management
Class 1	$1,000.00	$998.14	$3.00	$1,000.00	$1,022.00	$3.03	0.60%
Class 2	$1,000.00	$997.20	$3.74	$1,000.00	$1,021.25	$3.79	0.75%
Class 3	$1,000.00	$997.20	$4.19	$1,000.00	$1,020.80	$4.24	0.84%
Focus Growth@
Class 1	$1,000.00	$819.22	$5.05	$1,000.00	$1,019.45	$5.60	1.11%
Class 2	$1,000.00	$818.65	$5.73	$1,000.00	$1,018.70	$6.36	1.26%
Class 3	$1,000.00	$817.88	$6.18	$1,000.00	$1,018.20	$6.86	1.36%
Focus Value@
Class 2	$1,000.00	$750.19	$5.73	$1,000.00	$1,018.45	$6.61	1.31%
Class 3	$1,000.00	$750.38	$6.17	$1,000.00	$1,017.95	$7.11	1.41%
Allocation Growth
Class 3	$1,000.00	$817.46	$0.77	$1,000.00	$1,024.15	$0.86	0.17%
Allocation Moderate Growth
Class 3	$1,000.00	$864.72	$0.61	$1,000.00	$1,024.35	$0.66	0.13%
Allocation Moderate
Class 3	$1,000.00	$888.48	$0.66	$1,000.00	$1,024.30	$0.71	0.14%
Allocation Balanced
Class 3	$1,000.00	$922.94	$0.72	$1,000.00	$1,024.25	$0.76	0.15%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days divided by 366. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#  During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2011" and "Expense Ratios" would have been higher.

@  Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  September 30, 2011

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at April 1, 2011	Ending Account Value Using Actual Return at September 30, 2011	Expenses Paid During the Six Months Ended September 30, 2011*	Beginning Account Value at April 1, 2011	Ending Account Value Using a Hypothetical 5% Assumed Return at September 30, 2011	Expenses Paid During the Six Months Ended September 30, 2011*	Expense Ratio as of September 30, 2011*
Multi-Managed Growth
Class 1	$1,000.00	$868.32	$5.93	$1,000.00	$1,018.65	$6.41	1.27%
Class 2	$1,000.00	$867.46	$6.63	$1,000.00	$1,017.90	$7.16	1.42%
Class 3	$1,000.00	$867.21	$7.10	$1,000.00	$1,017.40	$7.67	1.52%
Multi-Managed Moderate Growth
Class 1	$1,000.00	$898.27	$5.13	$1,000.00	$1,019.60	$5.45	1.08%
Class 2	$1,000.00	$897.36	$5.83	$1,000.00	$1,018.85	$6.21	1.23%
Class 3	$1,000.00	$897.15	$6.31	$1,000.00	$1,018.35	$6.71	1.33%
Multi-Managed Income/ Equity
Class 1	$1,000.00	$961.66	$5.25	$1,000.00	$1,019.65	$5.40	1.07%
Class 2	$1,000.00	$961.57	$5.98	$1,000.00	$1,018.90	$6.16	1.22%
Class 3	$1,000.00	$960.71	$6.47	$1,000.00	$1,018.40	$6.66	1.32%
Multi-Managed Income
Class 1	$1,000.00	$998.40	$5.35	$1,000.00	$1,019.65	$5.40	1.07%
Class 2	$1,000.00	$998.40	$6.10	$1,000.00	$1,018.90	$6.16	1.22%
Class 3	$1,000.00	$997.59	$6.59	$1,000.00	$1,018.40	$6.66	1.32%
Asset Allocation: Diversified Growth#
Class 1	$1,000.00	$854.04	$4.91	$1,000.00	$1,019.70	$5.35	1.06%
Class 2	$1,000.00	$853.75	$5.61	$1,000.00	$1,018.95	$6.11	1.21%
Class 3	$1,000.00	$852.62	$6.07	$1,000.00	$1,018.45	$6.61	1.31%
Stock
Class 1	$1,000.00	$851.85	$4.44	$1,000.00	$1,020.20	$4.85	0.96%
Class 2	$1,000.00	$851.16	$5.14	$1,000.00	$1,019.45	$5.60	1.11%
Class 3	$1,000.00	$851.04	$5.60	$1,000.00	$1,018.95	$6.11	1.21%
Large Cap Growth
Class 1	$1,000.00	$872.89	$4.17	$1,000.00	$1,020.55	$4.50	0.89%
Class 2	$1,000.00	$872.10	$4.87	$1,000.00	$1,019.80	$5.25	1.04%
Class 3	$1,000.00	$872.21	$5.34	$1,000.00	$1,019.30	$5.76	1.14%
Large Cap Value
Class 1	$1,000.00	$815.48	$4.04	$1,000.00	$1,020.55	$4.50	0.89%
Class 2	$1,000.00	$815.16	$4.72	$1,000.00	$1,019.80	$5.25	1.04%
Class 3	$1,000.00	$814.85	$5.17	$1,000.00	$1,019.30	$5.76	1.14%
Mid Cap Growth
Class 1	$1,000.00	$797.39	$5.08	$1,000.00	$1,019.35	$5.70	1.13%
Class 2	$1,000.00	$796.86	$5.75	$1,000.00	$1,018.60	$6.46	1.28%
Class 3	$1,000.00	$796.83	$6.20	$1,000.00	$1,018.10	$6.96	1.38%
Mid Cap Value
Class 1	$1,000.00	$791.98	$4.57	$1,000.00	$1,019.90	$5.15	1.02%
Class 2	$1,000.00	$792.10	$5.24	$1,000.00	$1,019.15	$5.91	1.17%
Class 3	$1,000.00	$791.12	$5.69	$1,000.00	$1,018.65	$6.41	1.27%
Small Cap
Class 1	$1,000.00	$762.93	$4.45	$1,000.00	$1,019.95	$5.10	1.01%
Class 2	$1,000.00	$761.90	$5.11	$1,000.00	$1,019.20	$5.86	1.16%
Class 3	$1,000.00	$761.52	$5.55	$1,000.00	$1,018.70	$6.36	1.26%

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  September 30, 2011

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at April 1, 2011	Ending Account Value Using Actual Return at September 30, 2011	Expenses Paid During the Six Months Ended September 30, 2011*	Beginning Account Value at April 1, 2011	Ending Account Value Using a Hypothetical 5% Assumed Return at September 30, 2011	Expenses Paid During the Six Months Ended September 30, 2011*	Expense Ratio as of September 30, 2011*
International Equity
Class 1	$1,000.00	$800.99	$5.00	$1,000.00	$1,019.45	$5.60	1.11%
Class 2	$1,000.00	$799.75	$5.67	$1,000.00	$1,018.70	$6.36	1.26%
Class 3	$1,000.00	$799.51	$6.12	$1,000.00	$1,018.20	$6.86	1.36%
Focus Growth
Class 1	$1,000.00	$819.22	$5.00	$1,000.00	$1,019.50	$5.55	1.10%
Class 2	$1,000.00	$818.65	$5.64	$1,000.00	$1,018.80	$6.26	1.24%
Class 3	$1,000.00	$817.88	$6.09	$1,000.00	$1,018.30	$6.76	1.34%
Focus Value
Class 2	$1,000.00	$750.19	$5.69	$1,000.00	$1,018.50	$6.56	1.30%
Class 3	$1,000.00	$750.38	$6.13	$1,000.00	$1,018.00	$7.06	1.40%

(This page has been left blank intentionally)

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — September 30, 2011 (unaudited)

Industry Allocation*
Federal National Mtg. Assoc.	9.7%
Repurchase Agreements	8.6
Computers	4.3
E-Commerce/Services	4.0
Medical-Biomedical/Gene	3.8
Diversified Financial Services	3.5
Retail-Apparel/Shoe	3.3
Pharmacy Services	3.2
United States Treasury Notes	3.0
Oil-Field Services	2.7
Transport-Services	2.4
Federal Home Loan Mtg. Corp.	2.2
Enterprise Software/Service	2.2
Government National Mtg. Assoc.	2.2
Multimedia	2.1
Oil Companies-Exploration & Production	1.8
Diversified Banking Institutions	1.8
Applications Software	1.7
Industrial Automated/Robotic	1.4
United States Treasury Bonds	1.4
Computers-Memory Devices	1.2
Banks-Commercial	1.2
Electronic Components-Misc.	1.2
Metal-Diversified	1.1
Metal Processors & Fabrication	1.1
Wireless Equipment	1.0
Auto-Cars/Light Trucks	1.0
Banks-Super Regional	1.0
Computer Aided Design	0.9
Vitamins & Nutrition Products	0.9
Diversified Manufacturing Operations	0.9
Medical-Drugs	0.9
Chemicals-Diversified	0.9
Oil Companies-Integrated	0.9
Commercial Services	0.8
Insurance-Life/Health	0.8
Aerospace/Defense-Equipment	0.8
Networking Products	0.8
Retail-Jewelry	0.8
Medical Instruments	0.8
Commercial Services-Finance	0.8
U.S. Government Agencies	0.8
Finance-Investment Banker/Broker	0.8
Casino Hotels	0.7
Medical-HMO	0.7
Real Estate Investment Trusts	0.7
Advanced Materials	0.7
Investment Management/Advisor Services	0.7
Electronic Components-Semiconductors	0.6
Beverages-Non-alcoholic	0.6
Sovereign	0.6
Athletic Footwear	0.6
Electric-Integrated	0.6
Telephone-Integrated	0.6
Telecom Services	0.6
Medical Products	0.6
Electronic Forms	0.5
Steel-Producers	0.5
Auto/Truck Parts & Equipment-Original	0.5
Non-Hazardous Waste Disposal	0.5
Consumer Products-Misc.	0.5
Patient Monitoring Equipment	0.5
Dental Supplies & Equipment	0.5
Semiconductor Components-Integrated Circuits	0.4
Medical-Hospitals	0.4
Cosmetics & Toiletries	0.4
Brewery	0.4%
Transactional Software	0.4
Insurance-Property/Casualty	0.4
Computer Services	0.4
Electronic Connectors	0.4
Transport-Truck	0.4
Cable/Satellite TV	0.4
Insurance-Multi-line	0.4
Footwear & Related Apparel	0.3
Municipal Bonds	0.3
Pipelines	0.3
Oil Field Machinery & Equipment	0.3
Web Portals/ISP	0.3
E-Commerce/Products	0.3
Transport-Rail	0.3
Telecom Equipment-Fiber Optics	0.3
Tobacco	0.3
Apparel Manufacturers	0.2
Building & Construction-Misc.	0.2
Agricultural Chemicals	0.2
Auto-Truck Trailers	0.2
Retail-Drug Store	0.2
Machinery-General Industrial	0.2
Advertising Agencies	0.2
Real Estate Operations & Development	0.2
Aerospace/Defense	0.2
Retail-Sporting Goods	0.2
Insurance-Mutual	0.2
Television	0.2
Hotels/Motels	0.2
Savings & Loans/Thrifts	0.2
Cellular Telecom	0.2
Electric Products-Misc.	0.2
Retail-Building Products	0.1
Food-Misc.	0.1
Retail-Discount	0.1
Airlines	0.1
Instruments-Controls	0.1
Software Tools	0.1
Broadcast Services/Program	0.1
Metal-Copper	0.1
Auto-Heavy Duty Trucks	0.1
Paper & Related Products	0.1
Human Resources	0.1
Retail-Regional Department Stores	0.1
Engineering/R&D Services	0.1
Gold Mining	0.1
Office Automation & Equipment	0.1
Rental Auto/Equipment	0.1
Retail-Auto Parts	0.1
Containers-Metal/Glass	0.1
Chemicals-Specialty	0.1
Finance-Consumer Loans	0.1
Real Estate Management/Services	0.1
Cruise Lines	0.1
Machinery-Construction & Mining	0.1
Gas-Distribution	0.1
Electric-Generation	0.1
Coal	0.1
Finance-Other Services	0.1
Oil & Gas Drilling	0.1
Finance-Auto Loans	0.1
111.7%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCK — 70.4%
Advanced Materials — 0.7%
Hexcel Corp.†	20,249	$448,718
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	8,382	60,350
Aerospace/Defense — 0.1%
Boeing Co.	783	47,379
Aerospace/Defense-Equipment — 0.8%
BE Aerospace, Inc.†	10,331	342,060
Goodrich Corp.	788	95,096
United Technologies Corp.	1,515	106,595
		543,751
Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	195	24,061
Monsanto Co.	861	51,695
Mosaic Co.	395	19,343
Potash Corp. of Saskatchewan, Inc.	1,436	62,064
		157,163
Airlines — 0.0%
AMR Corp.†	4,130	12,225
Apparel Manufacturers — 0.2%
Prada SpA†(1)	40,100	166,451
Applications Software — 1.7%
Microsoft Corp.	44,982	1,119,602
Athletic Footwear — 0.6%
NIKE, Inc., Class B	4,610	394,201
Auto-Cars/Light Trucks — 0.9%
Ford Motor Co.†	58,965	570,192
General Motors Co.†	1,580	31,884
		602,076
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	1,777	60,098
Auto-Truck Trailers — 0.2%
Wabash National Corp.†	32,900	156,933
Auto/Truck Parts & Equipment-Original — 0.5%
Dana Holding Corp.†	15,300	160,650
Titan International, Inc.	11,185	167,775
		328,425
Banks-Commercial — 1.0%
East West Bancorp, Inc.	15,946	237,755
Lloyds Banking Group PLC†(1)	14,131	7,493
Regions Financial Corp.	6,303	20,989
Standard Chartered PLC(1)	19,725	393,699
		659,936
Banks-Fiduciary — 0.0%
State Street Corp.	559	17,977
Banks-Super Regional — 0.6%
Capital One Financial Corp.	2,199	87,146
Fifth Third Bancorp	4,604	46,501
PNC Financial Services Group, Inc.	1,585	76,381
SunTrust Banks, Inc.	2,117	38,000
US Bancorp	2,617	61,604
Wells Fargo & Co.	2,737	66,017
		375,649

Security Description	Shares	Value (Note 3)
Beverages-Non-alcoholic — 0.6%
Coca-Cola Co.	2,289	$154,645
Cott Corp.†	19,724	134,320
PepsiCo, Inc.	2,122	131,352
		420,317
Brewery — 0.3%
Anheuser-Busch InBev NV(1)	3,949	209,429
Building & Construction-Misc. — 0.2%
Dycom Industries, Inc.†	10,802	165,271
Casino Hotels — 0.7%
MGM Resorts International†	44,427	412,727
Wynn Resorts, Ltd.	708	81,476
		494,203
Chemicals-Diversified — 0.9%
Celanese Corp., Series A	2,027	65,938
Dow Chemical Co.	3,718	83,506
E.I. du Pont de Nemours & Co.	1,532	61,234
Israel Chemicals, Ltd.(1)	16,912	192,936
LyondellBasell Industries NV, Class A	1,185	28,950
Rockwood Holdings, Inc.†	4,700	158,343
		590,907
Commercial Services — 0.8%
Iron Mountain, Inc.	17,640	557,777
Commercial Services-Finance — 0.8%
Cardtronics, Inc.†	20,200	462,984
Mastercard, Inc., Class A	193	61,212
		524,196
Computer Aided Design — 0.9%
Aspen Technology, Inc.†	32,000	488,640
Parametric Technology Corp.†	8,700	133,806
		622,446
Computer Services — 0.4%
LivePerson, Inc.†	23,491	233,735
Computers — 4.2%
Apple, Inc.†	7,159	2,728,868
Dell, Inc.†	5,266	74,514
Hewlett-Packard Co.	429	9,631
		2,813,013
Computers-Memory Devices — 1.2%
EMC Corp.†	38,541	808,976
Consumer Products-Misc. — 0.5%
Jarden Corp.	11,630	328,664
Cosmetics & Toiletries — 0.4%
Colgate-Palmolive Co.	1,056	93,646
Procter & Gamble Co.	2,770	175,009
		268,655
Cruise Lines — 0.1%
Carnival Corp.	1,235	37,420
Dental Supplies & Equipment — 0.5%
Sirona Dental Systems, Inc.†	7,200	305,352

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Diversified Banking Institutions — 0.6%
Bank of America Corp.	5,096	$31,188
Citigroup, Inc.	1,874	48,012
Goldman Sachs Group, Inc.	1,711	161,775
JPMorgan Chase & Co.	3,016	90,842
Morgan Stanley	2,585	34,897
		366,714
Diversified Manufacturing Operations — 0.7%
Crane Co.	9,100	324,779
Dover Corp.	1,086	50,608
Eaton Corp.	809	28,719
General Electric Co.	5,170	78,791
Parker Hannifin Corp.	236	14,899
		497,796
E-Commerce/Products — 0.3%
Amazon.com, Inc.†	99	21,407
MercadoLibre, Inc.	3,200	172,000
		193,407
E-Commerce/Services — 4.0%
eBay, Inc.†	73,590	2,170,169
IAC/InterActive Corp.†	12,500	494,375
		2,664,544
Electric Products-Misc. — 0.2%
Emerson Electric Co.	2,457	101,499
Electric-Integrated — 0.3%
Dominion Resources, Inc.	1,333	67,677
NextEra Energy, Inc.	661	35,707
PG&E Corp.	888	37,571
Progress Energy, Inc.	854	44,169
		185,124
Electronic Components-Misc. — 1.2%
TE Connectivity, Ltd.	17,505	492,591
Zagg, Inc.†	30,174	299,326
		791,917
Electronic Components-Semiconductors — 0.6%
Broadcom Corp., Class A†	1,531	50,967
Intel Corp.	2,362	50,381
Micron Technology, Inc.†	6,175	31,122
Skyworks Solutions, Inc.†	12,800	229,632
Texas Instruments, Inc.	1,998	53,247
		415,349
Electronic Connectors — 0.4%
Amphenol Corp., Class A	6,145	250,532
Electronic Forms — 0.5%
Adobe Systems, Inc.†	15,092	364,774
Engineering/R&D Services — 0.1%
Fluor Corp.	1,200	55,860
Enterprise Software/Service — 2.2%
Ariba, Inc.†	12,120	335,845
Oracle Corp.	27,190	781,441
Taleo Corp., Class A†	12,627	324,766
		1,442,052

Security Description	Shares	Value (Note 3)
Entertainment Software — 0.0%
Activision Blizzard, Inc.	1,472	$17,517
Finance-Investment Banker/Broker — 0.6%
Charles Schwab Corp.	33,013	372,056
Food-Misc. — 0.1%
Kellogg Co.	1,867	99,306
Footwear & Related Apparel — 0.3%
Deckers Outdoor Corp.†	2,500	233,150
Gold Mining — 0.1%
Newmont Mining Corp.	682	42,898
Hotels/Motels — 0.2%
Gaylord Entertainment Co.†	278	5,377
Hyatt Hotels Corp., Class A†	1,168	36,640
Marriott International, Inc., Class A	1,113	30,318
Starwood Hotels & Resorts Worldwide, Inc.	892	34,627
		106,962
Human Resources — 0.1%
Monster Worldwide, Inc.†	8,789	63,105
Independent Power Producers — 0.0%
GenOn Energy, Inc.†	68	189
Industrial Automated/Robotic — 1.4%
FANUC Corp.(1)	6,900	949,983
Instruments-Controls — 0.1%
Honeywell International, Inc.	2,094	91,948
Insurance-Life/Health — 0.7%
Prudential Financial, Inc.	1,528	71,602
Prudential PLC(1)	48,063	411,380
		482,982
Insurance-Multi-line — 0.2%
Assurant, Inc.	1,500	53,700
MetLife, Inc.	1,964	55,012
		108,712
Insurance-Property/Casualty — 0.1%
Chubb Corp.	800	47,992
Investment Management/Advisor Services — 0.7%
Affiliated Managers Group, Inc.†	4,354	339,829
Franklin Resources, Inc.	178	17,024
T. Rowe Price Group, Inc.	1,688	80,636
		437,489
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	500	36,920
Machinery-General Industrial — 0.2%
Chart Industries, Inc.†	3,400	143,378
Medical Instruments — 0.8%
NuVasive, Inc.†	3,700	63,159
Volcano Corp.†	15,355	454,969
		518,128
Medical Products — 0.5%
Baxter International, Inc.	1,954	109,698
Johnson & Johnson	3,078	196,099
		305,797

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Medical-Biomedical/Gene — 3.8%
Celgene Corp.†	32,618	$2,019,707
Gilead Sciences, Inc.†	724	28,091
Human Genome Sciences, Inc.†	2,645	33,565
Vertex Pharmaceuticals, Inc.†	10,352	461,078
		2,542,441
Medical-Drugs — 0.9%
Abbott Laboratories	1,397	71,443
Merck & Co., Inc.	3,043	99,536
Pfizer, Inc.	8,922	157,741
Viropharma, Inc.†	15,000	271,050
		599,770
Medical-HMO — 0.7%
Centene Corp.†	11,399	326,809
UnitedHealth Group, Inc.	3,000	138,360
WellPoint, Inc.	288	18,801
		483,970
Medical-Hospitals — 0.3%
HCA Holdings, Inc.†	1,387	27,962
Universal Health Services, Inc., Class B	5,600	190,400
		218,362
Metal Processors & Fabrication — 1.1%
Precision Castparts Corp.	4,825	750,094
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	2,603	79,261
Metal-Diversified — 1.1%
Ivanhoe Mines, Ltd.†	55,295	757,541
Multimedia — 1.9%
News Corp., Class A	75,715	1,171,311
Time Warner, Inc.	2,186	65,515
Walt Disney Co.	1,770	53,383
		1,290,209
Networking Products — 0.8%
Cisco Systems, Inc.	1,421	22,011
Netgear, Inc.†	10,428	269,981
Polycom, Inc.†	13,614	250,089
		542,081
Non-Hazardous Waste Disposal — 0.5%
Waste Connections, Inc.	9,300	314,526
Oil Companies-Exploration & Production — 1.5%
Anadarko Petroleum Corp.	1,100	69,355
Apache Corp.	640	51,354
Cabot Oil & Gas Corp.	400	24,764
Comstock Resources, Inc.†	8,200	126,772
Continental Resources, Inc.†	1,054	50,982
Devon Energy Corp.	550	30,492
EOG Resources, Inc.	269	19,102
EQT Corp.	400	21,344
Noble Energy, Inc.	300	21,240
Occidental Petroleum Corp.	1,141	81,581
Range Resources Corp.	576	33,673
Southwestern Energy Co.†	9,356	311,835
Triangle Petroleum Corp.†	44,778	160,753
		1,003,247

Security Description	Shares	Value (Note 3)
Oil Companies-Integrated — 0.7%
Chevron Corp.	1,618	$149,697
Exxon Mobil Corp.	2,244	162,982
Hess Corp.	1,572	82,467
Suncor Energy, Inc.	2,642	67,213
		462,359
Oil Field Machinery & Equipment — 0.3%
Lufkin Industries, Inc.	3,100	164,951
National Oilwell Varco, Inc.	600	30,732
		195,683
Oil-Field Services — 2.7%
Baker Hughes, Inc.	10,460	482,834
C&J Energy Services, Inc.†	5,300	87,132
Halliburton Co.	14,720	449,254
Schlumberger, Ltd.	8,907	532,015
Superior Energy Services, Inc.†	7,600	199,424
Weatherford International, Ltd.†	2,240	27,350
		1,778,009
Patient Monitoring Equipment — 0.5%
Insulet Corp.†	20,702	315,912
Pharmacy Services — 3.1%
Express Scripts, Inc.†	19,709	730,613
Medco Health Solutions, Inc.†	27,873	1,306,965
		2,037,578
Real Estate Investment Trusts — 0.1%
Host Hotels & Resorts, Inc.	3,200	35,008
Real Estate Operations & Development — 0.1%
Hang Lung Properties, Ltd.(1)	19,479	57,588
Rental Auto/Equipment — 0.1%
Hertz Global Holdings, Inc.†	5,426	48,291
Retail-Apparel/Shoe — 3.3%
ANN, Inc.†	13,100	299,204
Chico's FAS, Inc.	19,917	227,651
Children's Place Retail Stores, Inc.†	5,200	241,956
Finish Line, Inc., Class A	12,705	253,973
Limited Brands, Inc.	30,115	1,159,729
PVH Corp.	300	17,472
		2,199,985
Retail-Building Products — 0.1%
Home Depot, Inc.	2,868	94,271
Retail-Discount — 0.1%
Target Corp.	1,237	60,663
Wal-Mart Stores, Inc.	327	16,971
		77,634
Retail-Drug Store — 0.1%
CVS Caremark Corp.	2,008	67,429
Retail-Jewelry — 0.8%
Cie Financiere Richemont SA, Class A(1)	12,074	535,974
Retail-Regional Department Stores — 0.0%
Macy's, Inc.	921	24,241
Retail-Sporting Goods — 0.2%
Dick's Sporting Goods, Inc.†	3,542	118,515
Savings & Loans/Thrifts — 0.2%
BankUnited, Inc.	5,056	104,963

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Semiconductor Components-Integrated Circuits — 0.4%
Cypress Semiconductor Corp.†	7,500	$112,275
QUALCOMM, Inc.	3,513	170,837
		283,112
Software Tools — 0.1%
VMware, Inc., Class A†	1,121	90,106
Steel-Producers — 0.5%
Carpenter Technology Corp.	5,900	264,851
Reliance Steel & Aluminum Co.	790	26,868
United States Steel Corp.	1,735	38,187
		329,906
Telecom Equipment-Fiber Optics — 0.3%
Corning, Inc.	2,618	32,358
Finisar Corp.†	8,100	142,074
		174,432
Telecom Services — 0.4%
Vonage Holdings Corp.†	90,800	236,080
Telephone-Integrated — 0.3%
AT&T, Inc.	2,570	73,296
CenturyLink, Inc.	2,072	68,625
Verizon Communications, Inc.	2,411	88,725
		230,646
Tobacco — 0.1%
Altria Group, Inc.	2,608	69,920
Transactional Software — 0.4%
VeriFone Systems, Inc.†	7,508	262,930
Transport-Rail — 0.3%
Union Pacific Corp.	2,195	179,266
Transport-Services — 2.4%
C.H. Robinson Worldwide, Inc.	9,265	634,375
United Parcel Service, Inc., Class B	14,850	937,777
		1,572,152
Transport-Truck — 0.4%
J.B. Hunt Transport Services, Inc.	6,709	242,329
Vitamins & Nutrition Products — 0.9%
Mead Johnson Nutrition Co.	8,885	611,555
Web Portals/ISP — 0.3%
Google, Inc., Class A†	379	194,950
Wireless Equipment — 1.0%
Crown Castle International Corp.†	16,705	679,392
Total Common Stock (cost $46,824,218)		46,811,093
PREFERRED STOCK — 0.2%
Banks-Super Regional — 0.1%
US Bancorp FRS 3.50%	21	14,301
Wachovia Capital Trust IX 6.38%	650	16,386
		30,687
Diversified Banking Institutions — 0.1%
Ally Financial, Inc.* 7.00%	18	12,054

Security Description	Shares/ Principal Amount(15)	Value (Note 3)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. 6.13%	1,000	$24,800
HSBC Holdings PLC 8.00%	360	9,155
		46,009
Diversified Financial Services — 0.0%
General Electric Capital Corp.(2) 5.50%	536	13,829
Electric-Integrated — 0.0%
Southern California Edison Co. FRS 5.71%	30	3,005
Finance-Investment Banker/Broker — 0.0%
JP Morgan Chase Capital XXIX 6.70%	720	18,043
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mgt. Corp. FRS 8.38%	300	600
Special Purpose Entity — 0.0%
Structured Repackaged Asset-Backed Trust Securities FRS 3.00%	1,600	29,616
Total Preferred Stock (cost $157,505)		141,789
ASSET BACKED SECURITIES — 3.3%
Diversified Financial Services — 3.3%
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class C 3.34% due 04/08/16	$30,000	30,786
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/17	80,000	83,009
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/15	20,000	20,935
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/15	20,000	20,852
Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A 5.68% due 02/20/14*	100,000	104,609
Bear Stearns Adjustable Rate Mtg. Trust, VRS Series 2005-12, Class 12A1 2.62% due 02/25/36(3)	89,703	59,063
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW14, Class A4 5.20% due 12/11/38(4)	50,000	54,052
Bear Stearns Commercial Mtg. Securities, Inc., VRS Series 2007-PW16, Class A4 5.72% due 06/11/40(4)	40,000	42,662

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 3)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Citigroup Mtg. Loan Trust, Inc., FRS Series 2006-AR1, Class 3A1 2.69% due 03/25/36(3)	$63,086	$39,968
Commercial Mtg. Pass Through Certs., VRS Series 2006-C7, Class A4 5.75% due 06/10/46(4)	50,000	54,536
Countrywide Alternative Loan Trust, FRS Series 2006-OC11, Class 2A2A 0.41% due 01/25/37(3)	60,875	30,382
Countrywide Home Loan Mtg. Pass Through Trust, VRS Series 2004-22, Class A2 2.78% due 11/25/34(3)	69,807	52,522
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/35(3)	38,233	33,233
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/36(3)	11,577	11,047
First Horizon Alternative Mtg. Securities, FRS Series 2005-AA3, Class 3A1 2.28% due 05/25/35(3)	80,578	56,600
GMAC Commercial Mtg. Securities, Inc., VRS Series 2006-C1, Class A4 5.24% due 11/10/45(4)	105,000	111,602
GS Mtg. Securities Corp. II, VRS Series 2004-GG2, Class A6 5.40% due 08/10/38(4)	150,000	159,436
GS Mtg. Securities Corp. II, VRS Series 2006-GG6, Class A4 5.55% due 04/10/38(4)	150,000	159,221
GS Mtg. Securities Corp. II, FRS Series 2007-EOP, Class L 6.42% due 03/06/20*(4)	45,000	44,656
GSR Mtg. Loan Trust, VRS Series 2006-AR1, Class 2A1 2.78% due 01/25/36(3)	43,574	31,863
GSR Mtg. Loan Trust, VRS Series 2005-AR2, Class 1A2 2.84% due 04/25/35(3)	25,202	18,091
GSR Mtg. Loan Trust, VRS Series 2007-AR1, Class 2A1 3.99% due 03/25/47(3)	17,657	11,479
Impac CMB Trust, FRS Series 2005-4, Class 1A1A 0.77% due 05/25/35(3)	37,736	26,603
LB-UBS Commercial Mtg. Trust, VRS Series 2008-C1, Class A2 6.15% due 04/15/41(4)	55,000	60,122
Merrill Lynch Mtg. Investors, Inc., FRS Series 2007-MLN1, Class A2A 0.34% due 03/25/37	16,180	8,063

Security Description	Principal Amount(15)	Value (Note 3)
Diversified Financial Services (continued)
Merrill Lynch Mtg. Investors Trust, VRS Series 2005-A1, Class 2A1 2.64% due 12/25/34(3)	$34,662	$31,600
Morgan Stanley ABS Capital I, FRS Series 2006-HE5, Class A2C 0.37% due 08/25/36	85,000	42,848
Morgan Stanley ABS Capital I, FRS Series 2007-NC1, Class A2C 0.37% due 11/25/36	80,000	25,627
Morgan Stanley Capital I, Series 2005-HQ6, Class A4A 4.99% due 08/13/42(4)	50,000	53,843
Morgan Stanley Capital I, VRS Series 2007-T25, Class A3 5.51% due 11/12/49(4)	50,000	53,942
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(3)	37,638	32,186
MortgageIT Trust, FRS Series 2005-4, Class A1 0.51% due 10/25/35(3)	95,610	62,980
Option One Mtg. Loan Trust, FRS Series 2006-3, Class 2A2 0.33% due 02/25/37	19,067	10,049
Residential Asset Securities Corp., FRS Series 2006-EMX3, Class A2 0.41% due 04/25/36	57,175	39,147
Santander Drive Auto Receivables Trust, Series 2011-1, Class C 3.11% due 05/16/16	30,000	30,452
Santander Drive Auto Receivables Trust, Series 2010-2, Class C 3.89% due 07/17/17	25,000	25,521
Securitized Asset Backed Receivables LLC Trust, FRS Series 2007-BR3, Class A2A 0.30% due 04/25/37	89,891	29,555
Securitized Asset Backed Receivables LLC Trust, FRS Series 2007-BR5, Class A2A 0.36% due 05/25/37	55,118	31,855
Sequoia Mtg. Trust, VRS Series 2007-1, Class 2A1 3.89% due 02/20/47(3)	72,161	56,187
Sierra Receivables Funding Co. LLC Series 2010-3A, Class A 3.51% due 11/20/25*	60,230	60,963
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	78,186	78,317
Wells Fargo Mtg. Backed Securities Trust, FRS Series 2004-BB, Class A2 2.73% due 01/25/35(3)	93,601	82,250
Wells Fargo Mtg. Backed Securities Trust, FRS Series 2005-AR2, Class 2A2 2.73% due 03/25/35(3)	72,174	64,057

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 3)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Wells Fargo Mtg. Backed Securities Trust, FRS Series 2006-AR14, Class 2A1 3.09% due 10/25/36(3)	$40,484	$30,281
WF-RBS Commercial Mtg. Trust, VRS Series 2011-C2, Class A4 4.87% due 02/15/44*(4)	45,000	47,244
Total Asset Backed Securities (cost $2,219,646)		2,214,296
U.S. CORPORATE BONDS & NOTES — 8.2%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/14	61,000	64,355
Interpublic Group of Cos., Inc. Senior Notes 10.00% due 07/15/17	15,000	17,062
		81,417
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/17	3,000	2,775
Aerospace/Defense — 0.1%
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/20	5,000	5,137
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/21*	7,000	7,118
Lockheed Martin Corp. Senior Notes 3.35% due 09/15/21	5,000	4,951
Lockheed Martin Corp. Senior Notes 4.25% due 11/15/19	9,000	9,785
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36	6,000	7,269
		34,260
Aerospace/Defense-Equipment — 0.0%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	5,000	5,213
Airlines — 0.1%
American Airlines Pass Through Trust Series 2011-2, Class A 8.63% due 10/15/21	10,000	9,925
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	1,979	1,840
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	17,651	14,474

Security Description	Principal Amount(15)	Value (Note 3)
Airlines (continued)
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19	$9,147	$9,147
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	19,461	18,099
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/19	23,798	24,750
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	2,000	2,060
US Airways Pass Through Trust Series 2010-1, Class A 6.25% due 04/22/23	5,000	4,537
		84,832
Auto-Cars/Light Trucks — 0.1%
Daimler Finance North America LLC Company Guar. Notes 3.88% due 09/15/21*	4,000	3,902
Ford Motor Co. Senior Notes 7.45% due 07/16/31	25,000	28,222
		32,124
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	15,000	15,394
Auto/Truck Parts & Equipment-Original — 0.0%
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18	5,000	5,125
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15	10,000	10,200
		15,325
Banks-Commercial — 0.1%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/16	13,000	13,527
Branch Banking & Trust Co. FRS Sub. Notes 0.60% due 05/23/17	7,000	6,339
CIT Group, Inc. Sec. Notes 7.00% due 05/04/15*	15,000	14,888
CIT Group, Inc. Sec. Notes 7.00% due 05/01/17	2,002	1,942
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	30,000	30,443
KeyBank NA Sub. Notes 7.41% due 10/15/27	4,000	4,383

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Regions Bank Sub. Notes 7.50% due 05/15/18	$5,000	$4,944
Zions Bancorp Senior Notes 7.75% due 09/23/14	8,000	8,434
		84,900
Banks-Fiduciary — 0.0%
State Street Capital Trust IV FRS Limited Guar. Notes 1.35% due 06/15/37	21,000	14,389
Banks-Money Center — 0.0%
Chase Capital III FRS Limited Guar. Notes 0.88% due 03/01/27	10,000	7,410
Comerica Bank Sub. Notes 5.20% due 08/22/17	7,000	7,636
		15,046
Banks-Mortgage — 0.0%
Provident Funding Associates LP/ PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/17*	10,000	9,750
Banks-Super Regional — 0.3%
Bank of America NA Sub. Notes 5.30% due 03/15/17	11,000	9,935
Capital One Capital VI Limited Guar. Notes 8.88% due 05/15/40	5,000	5,073
Capital One Financial Corp. FRS Senior Notes 1.40% due 07/15/14	5,000	4,982
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	15,000	15,890
Huntington BancShares, Inc. Sub. Notes 7.00% due 12/15/20	6,000	6,791
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	5,000	5,288
PNC Financial Services Group, Inc. FRS Jr. Sub. Notes 6.75% due 08/01/21(5)	15,000	14,250
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 6.11% due 03/15/12*(5)	11,000	8,140
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/16	35,000	35,485
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	5,000	5,524
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	1,000	988

Security Description	Principal Amount(15)	Value (Note 3)
Banks-Super Regional (continued)
Wachovia Capital Trust III FRS Limited Guar. Notes 5.57% due 10/30/11(5)	$6,000	$4,920
Wachovia Corp. FRS Senior Notes 0.62% due 06/15/17	10,000	9,018
Wells Fargo & Co. FRS Senior Notes 0.45% due 10/28/15	11,000	10,329
Wells Fargo & Co. Notes 4.60% due 04/01/21	55,000	58,790
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(5)	5,000	5,150
		200,553
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/16	5,000	5,250
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	10,000	10,500
		15,750
Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 3.70% due 06/01/15	35,000	36,836
Liberty Media LLC Senior Notes 8.25% due 02/01/30	10,000	9,475
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/17	3,000	2,962
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/13	30,000	33,342
		82,615
Building & Construction Products-Misc. — 0.0%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/21*	5,000	4,750
Building Products-Wood — 0.0%
Masco Corp. Senior Bonds 4.80% due 06/15/15	5,000	4,836
Masco Corp. Senior Notes 6.13% due 10/03/16	5,000	4,876
Masco Corp. Bonds 6.50% due 08/15/32	5,000	4,428
		14,140
Building-Residential/Commercial — 0.0%
Standard Pacific Corp. Sec. Notes 8.38% due 05/15/18	5,000	4,250

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV — 0.4%
AT&T Broadband Company Guar. Notes 8.38% due 03/15/13	$55,000	$60,429
Comcast Corp. Company Guar. Notes 5.65% due 06/15/35	5,000	5,234
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	36,000	39,861
COX Communications, Inc. Senior Notes 5.88% due 12/01/16*	11,000	12,459
COX Communications, Inc. Senior Notes 8.38% due 03/01/39*	10,000	13,775
CSC Holdings LLC Senior Notes 7.63% due 07/15/18	30,000	31,350
CSC Holdings LLC Senior Notes 7.88% due 02/15/18	5,000	5,250
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 3.50% due 03/01/16	25,000	25,796
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 03/01/41	6,000	6,713
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/21*	6,000	5,730
Insight Communications Co., Inc. Senior Notes 9.38% due 07/15/18*	5,000	5,600
TCI Communications, Inc. Senior Notes 7.13% due 02/15/28	5,000	6,126
Time Warner Cable, Inc. Company Guar. Notes 5.50% due 09/01/41	7,000	6,919
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	5,000	5,556
		230,798
Casino Hotels — 0.0%
CityCenter Holdings LLC/ CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/17*(6)	5,277	4,789
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/19*	5,000	4,712
Harrah's Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	5,000	5,044

Security Description	Principal Amount(15)	Value (Note 3)
Casino Hotels (continued)
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	$3,000	$3,293
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/20	5,000	5,250
		23,088
Cellular Telecom — 0.2%
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14	55,000	60,172
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18	15,000	19,988
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	10,000	10,038
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	10,000	9,475
Sprint Nextel Corp. Senior Bonds 6.00% due 12/01/16	5,000	4,300
		103,973
Chemicals-Diversified — 0.0%
PPG Industries, Inc. Senior Notes 1.90% due 01/15/16	2,000	1,991
PPG Industries, Inc. Senior Notes 5.50% due 11/15/40	3,000	3,431
		5,422
Chemicals-Plastics — 0.0%
Hexion US Finance Corp./ Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	5,000	4,125
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Senior Notes 4.60% due 07/01/13	12,000	12,572
Eastman Chemical Co. Senior Notes 7.25% due 01/15/24	13,000	16,012
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/34	5,000	6,623
Nalco Co. Senior Notes 6.63% due 01/15/19*	10,000	10,950
		46,157

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Coal — 0.1%
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20	$5,000	$5,262
Foresight Energy LLC/Foresight Energy Corp. Company Guar. Notes 9.63% due 08/15/17*	5,000	5,050
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	9,000	8,010
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/20	15,000	15,769
		34,091
Commercial Services — 0.0%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	10,000	8,250
Computer Services — 0.0%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	6,000	6,587
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	5,000	5,025
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	10,000	12,816
		24,428
Computers — 0.1%
Hewlett-Packard Co. Senior Notes 3.00% due 09/15/16	60,000	60,500
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/41	8,000	8,438
		68,938
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 6.75% due 09/15/20	15,000	15,525
Ball Corp. Company Guar. Notes 7.13% due 09/01/16	5,000	5,250
Crown Americas LLC/Crown Americas Capital Corp. II Company Guar. Notes 7.63% due 05/15/17	10,000	10,575
Owens-Brockway Glass Container, Inc. Company Guar. Notes 7.38% due 05/15/16	15,000	15,600
		46,950
Containers-Paper/Plastic — 0.0%
Rock-Tenn Co. Company Guar. Notes 9.25% due 03/15/16	5,000	5,325

Security Description	Principal Amount(15)	Value (Note 3)
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	$5,000	$5,237
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/18*	5,000	4,963
Decision Support Software — 0.0%
PGS Solutions Company Guar. Notes 9.63% due 02/15/15	5,000	5,213
Dialysis Centers — 0.0%
DaVita, Inc. Company Guar. Notes 6.63% due 11/01/20	5,000	4,800
Diversified Banking Institutions — 1.1%
BAC Capital Trust XI Limited Guar. Notes 6.63% due 05/23/36	50,000	37,610
BAC Capital Trust XIII FRS Limited Guar. Notes 0.75% due 03/15/12(5)	27,000	14,356
BAC Capital Trust XV FRS Limited Guar. Notes 1.13% due 06/01/56	5,000	2,679
Bank of America Corp. FRS Senior Notes 1.80% due 07/11/14	6,000	5,340
Bank of America Corp. Senior Notes 5.00% due 05/13/21	6,000	5,353
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	25,000	23,114
Bank of America Corp. Senior Notes 5.88% due 01/05/21	35,000	32,713
Bank of America Corp. Senior Notes 6.00% due 09/01/17	25,000	24,053
Bank of America Corp. Senior Notes 7.38% due 05/15/14	20,000	20,621
Citigroup, Inc. Sub. Notes 4.88% due 05/07/15	6,000	5,995
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	45,000	46,177
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	16,000	15,927
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	3,000	3,184
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	5,000	5,262

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Notes 8.50% due 05/22/19	$30,000	$36,235
Goldman Sachs Group, Inc. Senior Notes 3.70% due 08/01/15	30,000	29,373
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	25,000	24,252
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	7,000	7,207
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	50,000	48,723
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	7,000	6,403
JPMorgan Chase & Co. FRS Sub. Notes 1.53% due 09/01/15	14,000	13,605
JPMorgan Chase & Co. Senior Notes 3.45% due 03/01/16	10,000	10,041
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/20	10,000	10,024
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	45,000	47,392
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17	11,000	12,027
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18(5)	5,000	5,150
JPMorgan Chase Capital XXII Limited Guar. Notes 6.45% due 01/15/87	50,000	49,809
JPMorgan Chase Capital XXIII FRS Limited Guar. Bonds 1.29% due 05/15/77	3,000	2,014
Morgan Stanley Sub. Notes 4.75% due 04/01/14	25,000	23,758
Morgan Stanley Senior Notes 5.55% due 04/27/17	9,000	8,667
Morgan Stanley Senior Notes 5.63% due 09/23/19	6,000	5,628
Morgan Stanley Senior Notes 5.75% due 01/25/21	100,000	92,007
Morgan Stanley Senior Notes 6.63% due 04/01/18	5,000	4,960

Security Description	Principal Amount(15)	Value (Note 3)
Diversified Banking Institutions (continued)
Nationsbank Corp. Sub. Notes 7.25% due 10/15/25	$2,000	$1,929
NB Capital Trust IV Limited Guar. Notes 8.25% due 04/15/27	20,000	18,550
		700,138
Diversified Financial Services — 0.2%
General Electric Capital Corp. Senior Notes 3.75% due 11/14/14	35,000	36,537
General Electric Capital Corp. Senior Notes 4.38% due 09/16/20	5,000	5,088
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/21	35,000	36,309
General Electric Capital Corp. Senior Notes 5.63% due 05/01/18	25,000	27,330
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	12,000	12,299
General Electric Capital Corp. Senior Notes 6.00% due 06/15/12	20,000	20,741
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	14,000	15,982
		154,286
Diversified Manufacturing Operations — 0.2%
3M Co. Senior Notes 1.38% due 09/29/16	11,000	10,940
Cargill, Inc. Senior Notes 4.31% due 05/14/21*	43,000	46,621
General Electric Co. Senior Notes 5.25% due 12/06/17	6,000	6,666
Harsco Corp. Senior Notes 2.70% due 10/15/15	13,000	13,225
Pentair, Inc. Company Guar. Notes 5.00% due 05/15/21	5,000	5,222
Textron, Inc. Senior Notes 4.63% due 09/21/16	7,000	7,086
		89,760
E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 8.50% due 07/01/16	5,000	5,489

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
E-Commerce/Services (continued)
NetFlix, Inc. Company Guar. Notes 8.50% due 11/15/17	$5,000	$5,413
		10,902
Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st. Mtg. Notes 5.38% due 11/01/40	11,000	12,474
Electric-Generation — 0.1%
AES Corp. Senior Notes 8.00% due 10/15/17	10,000	10,050
AES Corp. Senior Notes 8.00% due 06/01/20	25,000	25,000
		35,050
Electric-Integrated — 0.3%
Arizona Public Service Co. Senior Notes 5.05% due 09/01/41	2,000	2,180
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	15,000	16,897
Cleco Power LLC Senior Notes 6.00% due 12/01/40	5,000	5,936
CMS Energy Corp. Senior Notes 2.75% due 05/15/14	8,000	7,831
CMS Energy Corp. Senior Notes 6.25% due 02/01/20	17,000	17,524
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	25,000	29,109
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	12,000	13,618
Duquesne Light Holdings, Inc. Senior Notes 5.90% due 12/01/21*	4,000	4,053
Edison International Senior Notes 3.75% due 09/15/17	21,000	21,281
Entergy Corp. Senior Notes 3.63% due 09/15/15	24,000	24,023
Entergy Mississippi, Inc. 1st Mtg. Notes 3.25% due 06/01/16	2,000	2,069
Exelon Corp. Senior Notes 5.63% due 06/15/35	5,000	5,217
Georgia Power Co Senior Notes 3.00% due 04/15/16	3,000	3,143

Security Description	Principal Amount(15)	Value (Note 3)
Electric-Integrated (continued)
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/21	$3,000	$3,159
Kansas City Power & Light Co. Senior Notes 5.30% due 10/01/41	6,000	6,136
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	4,472	4,561
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/22	10,000	12,602
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/34	5,000	5,968
PPL Electric Utilities Corp. 1st Mtg. Notes 5.20% due 07/15/41	2,000	2,357
PSEG Power LLC Company Guar. Notes 4.15% due 09/15/21	6,000	6,010
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/21	7,000	6,943
SCANA Corp. Senior Notes 4.75% due 05/15/21	5,000	5,265
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(7)(8)	20,000	0
		205,882
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	5,000	4,875
Electronic Components-Semiconductors — 0.0%
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	7,000	8,351
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 4.75% due 07/15/20	7,000	7,244
Enterprise Software/Service — 0.0%
Mantech International Corp. Company Guar. Notes 7.25% due 04/15/18	5,000	4,950
Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 5.00% due 05/15/18	10,000	9,659
Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/21	14,000	13,926
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/18*	5,000	4,900
		28,485

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	$12,000	$12,313
Finance-Consumer Loans — 0.1%
SLM Corp. Senior Notes 5.63% due 08/01/33	20,000	15,926
SLM Corp. Senior Notes 6.25% due 01/25/16	25,000	24,538
SLM Corp. Senior Notes 8.45% due 06/15/18	5,000	5,201
		45,665
Finance-Credit Card — 0.0%
Capital One Capital III Limited Guar. Bonds 7.69% due 08/15/36	3,000	2,933
Finance-Investment Banker/Broker — 0.2%
GFI Group, Inc. Senior Notes 8.38% due 07/19/18*	6,000	5,580
Jefferies Group, Inc. Senior Notes 5.13% due 04/13/18	9,000	8,429
Lazard Group LLC Senior Notes 6.85% due 06/15/17	60,000	66,066
Lehman Brothers Holdings Capital Trust VII FRS Limited Guar. Notes 5.86% due 05/31/12†(5)(9)(10)	6,000	1
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(9)(10)	7,000	1,654
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(9)(10)	7,000	3
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(9)(10)	10,000	5
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	9,000	8,099
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/38	3,000	2,787
MF Global Holdings, Ltd. Senior Notes 6.25% due 08/08/16(17)	4,000	3,807
Scottrade Financial Services, Inc. Senior Notes 6.13% due 07/11/21*	6,000	6,243
		102,674

Security Description	Principal Amount(15)	Value (Note 3)
Finance-Leasing Companies — 0.0%
Boeing Capital Corp. Senior Notes 2.13% due 08/15/16	$3,000	$3,036
Boeing Capital Corp. Senior Notes 2.90% due 08/15/18	4,000	4,132
		7,168
Finance-Other Services — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.75% due 07/01/13*	15,000	15,175
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/37*	10,000	11,650
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/17	5,000	4,750
		31,575
Financial Guarantee Insurance — 0.0%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/66*	25,000	18,000
Food-Canned — 0.0%
Blue Merger Sub, Inc. Company Guar. Notes 7.63% due 02/15/19*	10,000	8,450
Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14	10,000	11,350
Food-Misc. — 0.0%
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	15,000	18,336
Food-Retail — 0.0%
Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	5,000	6,396
Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	5,000	4,900
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/18	25,000	29,404
Southern Union Co. Senior Notes 7.60% due 02/01/24	6,000	7,099
		36,503
Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/15	5,000	4,563

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	$5,000	$4,825
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(7)(8)	30,000	0
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/18	5,000	4,700
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	5,000	5,156
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20	5,000	4,725
		19,406
Insurance-Life/Health — 0.1%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	5,000	5,269
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	7,000	7,132
Protective Life Corp. Senior Notes 8.45% due 10/15/39	18,000	20,791
Prudential Financial, Inc. Senior Notes 4.50% due 11/15/20	10,000	9,935
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/15	9,000	9,395
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	20,000	21,101
		73,623
Insurance-Multi-line — 0.1%
Genworth Financial, Inc. Senior Notes 7.63% due 09/24/21	4,000	3,447
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/68	10,000	9,400
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/05/39*	50,000	58,249
		71,096
Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	5,000	5,209
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	70,000	66,150
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/39*	30,000	45,173
		116,532

Security Description	Principal Amount(15)	Value (Note 3)
Insurance-Property/Casualty — 0.3%
ACE Capital Trust II Limited Guar. Notes 9.70% due 04/01/30	$70,000	$89,002
Everest Reinsurance Holdings, Inc. FRS Jr. Sub. Bonds 6.60% due 05/15/37	70,000	60,638
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	60,000	60,624
		210,264
Machinery-Farming — 0.0%
Case New Holland, Inc. Senior Notes 7.88% due 12/01/17	10,000	10,650
CNH America LLC Company Guar. Notes 7.25% due 01/15/16	5,000	5,175
		15,825
Medical Instruments — 0.0%
Boston Scientific Corp. Senior Notes 6.00% due 01/15/20	8,000	8,969
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	7,000	9,375
Fresenius U.S. Finance II Company Guar. Notes 9.00% due 07/15/15*	5,000	5,525
Johnson & Johnson Notes 5.55% due 08/15/17	10,000	12,029
		26,929
Medical-Biomedical/Gene — 0.0%
Genzyme Corp. Company Guar. Notes 3.63% due 06/15/15	5,000	5,347
Medical-HMO — 0.0%
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/21	6,000	6,479
Medical-Hospitals — 0.1%
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	36,000	38,160
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	1,000	866
Tenet Healthcare Corp Senior Sec. Notes 8.88% due 07/01/19	20,000	21,150
		60,176
Metal-Aluminum — 0.0%
Alcoa, Inc. Senior Notes 5.90% due 02/01/27	4,000	3,960

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Metal-Aluminum (continued)
Alcoa, Inc. Senior Notes 6.15% due 08/15/20	$5,000	$5,065
		9,025
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc. Senior Notes 4.80% due 10/01/20	6,000	5,839
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/18	5,000	4,625
Multimedia — 0.2%
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	60,000	68,875
NBCUniversal Media LLC Senior Notes 3.65% due 04/30/15	10,000	10,521
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	5,000	5,353
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/23	30,000	38,413
		123,162
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	5,000	5,063
Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/18	9,000	9,358
Republic Services, Inc. Company Guar. Notes 5.70% due 05/15/41	2,000	2,266
Republic Services, Inc. Company Guar. Notes 6.20% due 03/01/40	5,000	6,008
Waste Management, Inc. Company Guar. Notes 2.60% due 09/01/16	4,000	4,010
		21,642
Office Automation & Equipment — 0.1%
Xerox Corp. Senior Notes 4.25% due 02/15/15	30,000	31,733
Xerox Corp. Senior Notes 4.50% due 05/15/21	6,000	6,001
Xerox Corp. Senior Notes 8.25% due 05/15/14	15,000	17,077
		54,811

Security Description	Principal Amount(15)	Value (Note 3)
Oil Companies-Exploration & Production — 0.3%
Alta Mesa Holdings/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/18	$5,000	$4,550
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	16,000	17,501
Anadarko Petroleum Corp. Notes 6.20% due 03/15/40	15,000	15,616
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/36	30,000	31,734
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18	5,000	4,900
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	10,000	10,300
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/20	5,000	5,225
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/19*	5,000	4,825
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/20	5,000	5,150
Newfield Exploration Co. Senior Notes 5.75% due 01/30/22	5,000	4,944
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/18	5,000	5,175
Noble Energy, Inc. Senior Notes 6.00% due 03/01/41	6,000	6,699
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/16	15,000	15,845
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	5,000	5,225
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/20	5,000	5,325
Range Resources Corp. Company Guar. Notes 7.50% due 10/01/17	5,000	5,300
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/21*	5,000	4,600
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/28	12,000	13,546
		166,460

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated — 0.0%
Hess Corp. Senior Notes 5.60% due 02/15/41	$4,000	$4,315
Oil Refining & Marketing — 0.0%
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.65% due 02/15/22	5,000	4,928
Oil-Field Services — 0.0%
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/19*	5,000	4,888
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/18	5,000	4,962
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	5,000	5,087
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	15,000	15,719
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	11,000	12,159
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/16*	8,000	7,760
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/19	10,000	11,389
		57,076
Pharmacy Services — 0.1%
Express Scripts, Inc. Company Guar. Notes 3.13% due 05/15/16	20,000	20,194
Express Scripts, Inc. Company Guar. Notes 6.25% due 06/15/14	25,000	27,518
		47,712
Pipelines — 0.3%
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	5,000	5,113
El Paso Corp. Senior Notes 6.88% due 06/15/14	5,000	5,614
El Paso Corp. Senior Notes 7.00% due 06/15/17	25,000	28,004
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	13,000	13,358
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/41	14,000	13,087

Security Description	Principal Amount(15)	Value (Note 3)
Pipelines (continued)
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/18*	$5,000	$4,750
IFM US Colonial Pipeline 2 LLC Senior Sec. Notes 6.45% due 05/01/21*	10,000	11,231
Kinder Morgan Energy Partners LP Senior Notes 6.38% due 03/01/41	26,000	27,599
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/18*	13,000	12,838
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/21	5,000	5,125
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	50,000	52,041
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 6.50% due 05/01/18	7,000	8,060
Southern Natural Gas Co./ Southern Natural Issuing Corp. Senior Notes 4.40% due 06/15/21*	5,000	5,047
		191,867
Printing-Commercial — 0.0%
Deluxe Corp. Senior Notes 7.38% due 06/01/15	10,000	9,900
Real Estate Investment Trusts — 0.6%
BioMed Realty LP Company Guar. Notes 3.85% due 04/15/16	5,000	4,901
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/18	5,000	4,830
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	11,000	11,147
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	15,000	15,209
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	25,000	27,084
Duke Realty LP Senior Notes 6.75% due 03/15/20	15,000	15,577
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	10,000	10,350
ERP Operating LP Senior Notes 5.75% due 06/15/17	30,000	33,509

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
HCP, Inc. Senior Notes 3.75% due 02/01/16	$25,000	$24,706
HCP, Inc. Senior Notes 5.38% due 02/01/21	15,000	15,050
HCP, Inc. Senior Notes 6.00% due 01/30/17	35,000	36,851
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/22	41,000	38,879
Host Hotels & Resorts LP Company Guar. Notes 6.38% due 03/15/15	10,000	9,950
Host Hotels & Resorts LP Company Guar. Notes 6.75% due 06/01/16	10,000	10,000
Host Hotels & Resorts, Inc. Company Guar. Notes 6.00% due 11/01/20	5,000	4,863
Kilroy Realty LP Company Guar. Notes 4.80% due 07/15/18	3,000	2,894
Kimco Realty Corp. Senior Notes 5.58% due 11/23/15	35,000	37,400
Realty Income Corp. Senior Notes 6.75% due 08/15/19	30,000	34,905
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18	5,000	4,650
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	50,000	52,519
Ventas Realty LP / Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/21	30,000	28,811
		424,085
Real Estate Management/Services — 0.1%
AMB Property LP Company Guar. Notes 6.13% due 12/01/16	40,000	41,290
Real Estate Operations & Development — 0.1%
First Industrial LP Senior Notes 5.75% due 01/15/16	5,000	4,902
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	30,000	31,629
		36,531
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(7)(8)	10,000	1

Security Description	Principal Amount(15)	Value (Note 3)
Rental Auto/Equipment — 0.0%
RSC Equipment Rental, Inc./ RSC Holdings III LLC Company Guar. Notes 8.25% due 02/01/21	$5,000	$4,325
Retail-Apparel/Shoe — 0.0%
Limited Brands, Inc. Senior Notes 6.90% due 07/15/17	10,000	10,475
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/20	5,000	5,250
		15,725
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 4.00% due 11/15/20	50,000	50,077
Retail-Discount — 0.0%
HSN, Inc. Company Guar. Notes 11.25% due 08/01/16	5,000	5,475
Wal-Mart Stores, Inc. Senior Notes 5.25% due 09/01/35	4,000	4,590
Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/41	9,000	11,088
		21,153
Retail-Drug Store — 0.1%
CVS Caremark Corp. Senior Notes 3.25% due 05/18/15	20,000	21,049
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	7,000	8,525
CVS Caremark Corp. FRS Jr. Sub. Notes 6.30% due 06/01/62	10,000	9,675
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30	32,190	36,170
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/33*	4,923	5,118
		80,537
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 7.50% due 10/01/19*	10,000	10,650
Retail-Regional Department Stores — 0.1%
Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	25,000	27,438
Macy's Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	5,000	5,611

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Regional Department Stores (continued)
Macy's Retail Holdings, Inc. Company Guar. Notes 7.00% due 02/15/28	$5,000	$5,407
		38,456
Retail-Restaurants — 0.0%
Dave & Buster's, Inc. Company Guar. Notes 11.00% due 06/01/18	5,000	4,963
Retail-Toy Stores — 0.0%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/17	5,000	4,875
Seismic Data Collection — 0.0%
Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/14	5,000	3,938
Special Purpose Entities — 0.0%
FUEL Trust Sec. Notes 3.98% due 06/15/16*	8,000	7,833
FUEL Trust Sec. Notes 4.21% due 04/15/16*	7,000	6,974
		14,807
Steel-Producers — 0.0%
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	5,000	5,000
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	5,000	4,925
		9,925
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20	5,000	4,800
Telecom Services — 0.2%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/28	8,000	9,106
Qwest Corp. Senior Notes 7.50% due 10/01/14	10,000	10,800
SBA Tower Trust Sec. Notes 4.25% due 04/15/40*	35,000	36,953
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	50,000	68,725
		125,584
Telecommunication Equipment — 0.0%
Harris Corp. Notes 4.40% due 12/15/20	5,000	5,319

Security Description	Principal Amount(15)	Value (Note 3)
Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 6.45% due 06/15/34	$5,000	$5,753
BellSouth Corp. Senior Notes 6.55% due 06/15/34	4,000	4,638
Century Telephone Enterprise Senior Notes 6.88% due 01/15/28	5,000	4,329
CenturyLink, Inc. Senior Notes 6.45% due 06/15/21	20,000	18,532
CenturyLink, Inc. Senior Notes 7.60% due 09/15/39	10,000	8,995
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	5,000	4,263
Frontier Communications Corp. Senior Notes 7.13% due 03/15/19	10,000	9,525
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	10,000	9,800
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	10,000	9,700
Qwest Communications International, Inc. Company Guar. Notes 7.13% due 04/01/18	5,000	4,900
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15	10,000	10,400
Windstream Corp. Company Guar. Notes 7.88% due 11/01/17	15,000	15,187
Windstream Corp. Company Guar. Notes 8.13% due 09/01/18	5,000	5,038
		111,060
Television — 0.1%
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	55,000	63,224
Therapeutics — 0.0%
Warner Chilcott Corp. Company Guar. Notes 7.75% due 09/15/18	5,000	4,775
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	10,000	13,108
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	45,000	59,633

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Tobacco — 0.2%
Lorillard Tobacco Co. Company Guar. Notes 6.88% due 05/01/20	$5,000	$5,545
Lorillard Tobacco Co. Company Guar. Notes 8.13% due 06/23/19	16,000	18,744
		97,030
Transport-Rail — 0.0%
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	5,000	5,934
Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 3.15% due 03/02/15	4,000	4,074
Ryder System, Inc. Senior Notes 3.60% due 03/01/16	4,000	4,174
		8,248
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	5,000	5,262
Wireless Equipment — 0.0%
American Tower Corp. Senior Notes 4.50% due 01/15/18	9,000	9,010
Motorola, Inc. Senior Notes 6.63% due 11/15/37	645	767
		9,777
Total U.S. Corporate Bonds & Notes (cost $5,303,779)		5,440,774
FOREIGN CORPORATE BONDS & NOTES — 0.8%
Banks-Commercial — 0.1%
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	5,000	4,589
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16*(5)	11,000	8,140
Barclays Bank PLC FRS Jr. Sub. Notes 6.86% due 06/15/32*(5)	4,000	2,880
Dresdner Bank AG Sub. Notes 7.25% due 09/15/15	7,000	6,546
Groupe BPCE SA FRS Jr. Sub Notes 2.33% due 12/30/11(5)	15,000	6,375
Nordea Bank AB VRS Jr. Sub. Bonds 8.38% due 03/25/15(5)	4,000	4,020
Rabobank Nederland NV Company Guar. Notes 2.13% due 10/13/15	7,000	6,984

Security Description	Principal Amount(15)	Value (Note 3)
Banks-Commercial (continued)
Toronto-Dominion Bank Senior Notes 2.50% due 07/14/16	$7,000	$7,185
Westpac Banking Corp. FRS Jr. Sub. Notes 0.65% due 03/30/12(5)	20,000	11,600
		58,319
Banks-Money Center — 0.0%
Lloyds TSB Bank PLC Bank Guar. Notes 4.88% due 01/21/16	20,000	19,715
Banks-Special Purpose — 0.0%
Export-Import Bank of Korea Senior Notes 4.38% due 09/15/21	8,000	7,536
Brewery — 0.1%
Cia de Bebidas das Americas Senior Notes 8.75% due 09/15/13	50,000	56,500
Computers-Memory Devices — 0.0%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	10,000	9,950
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Escrow Notes 10.25% due 04/01/05†(7)(8)	10,000	0
Diversified Banking Institutions — 0.0%
Royal Bank of Scotland Group PLC Sub. Notes 5.00% due 10/01/14	6,000	5,587
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 7.50% due 03/15/18	5,000	5,338
Bombardier, Inc. Senior Notes 7.75% due 03/15/20*	10,000	10,650
		15,988
Diversified Minerals — 0.0%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	6,000	7,371
Gold Mining — 0.0%
AngloGold Ashanti Holdings PLC Company Guar. Notes 5.38% due 04/15/20	6,000	5,878
Kinross Gold Corp. Company Guar. Notes 6.88% due 09/01/41*	6,000	6,419
		12,297
Insurance-Multi-line — 0.1%
Aegon NV FRS Jr. Sub. Notes 3.18% due 07/15/14(5)	12,000	5,590

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line (continued)
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(5)	$6,000	$5,160
XL Group PLC Senior Notes 5.25% due 09/15/14	14,000	14,577
XL Group PLC Senior Notes 6.38% due 11/15/24	9,000	9,503
XL Group, Ltd. Company Guar. Notes 5.75% due 10/01/21	12,000	11,966
		46,796
Insurance-Reinsurance — 0.0%
Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40	7,000	7,766
Oil & Gas Drilling — 0.1%
Ensco PLC Senior Notes 4.70% due 03/15/21	5,000	5,096
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/15	20,000	21,063
Transocean, Inc. Company Guar. Notes 6.00% due 03/15/18	5,000	5,324
		31,483
Oil Companies-Exploration & Production — 0.0%
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/17*	5,000	5,050
Nexen, Inc. Bonds 6.40% due 05/15/37	3,000	3,053
Nexen, Inc. Senior Notes 7.50% due 07/30/39	6,000	7,027
		15,130
Oil Companies-Integrated — 0.2%
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	60,000	61,997
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	5,000	5,301
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	8,000	10,688
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/41	10,000	10,350
Petrobras International Finance Co. Company Guar. Notes 7.88% due 03/15/19	25,000	29,000
		117,336

Security Description	Principal Amount(15)		Value (Note 3)
Paper & Related Products — 0.0%
Sappi Papier Holding GmbH Senior Sec. Notes 6.63% due 04/15/21*		$10,000	$8,500
Pipelines — 0.0%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67		7,000	6,970
Steel-Producers — 0.0%
Arcelormittal Senior Notes 3.75% due 08/05/15		25,000	23,343
SupraNational Banks — 0.0%
Asian Development Bank Senior Notes 5.82% due 06/16/28		4,000	5,286
Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.25% due 06/15/30		20,000	26,676
Telecom Italia Capital SA Company Guar. Notes 5.25% due 10/01/15		16,000	15,254
Telecom Italia Capital SA Company Guar. Notes 7.00% due 06/04/18		5,000	5,010
			46,940
Television — 0.1%
Videotron Ltee Company Guar. Notes 9.13% due 04/15/18		40,000	43,600
Transport-Marine — 0.0%
Navios Maritime Holdings, Inc. Senior Sec. Notes 8.88% due 11/01/17		5,000	4,875
Total Foreign Corporate Bonds & Notes (cost $556,203)			551,288
FOREIGN GOVERNMENT AGENCIES — 0.6%
Sovereign — 0.6%
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/12	BRL	380,000	206,324
Republic of Argentina Senior Bonds 8.28% due 12/31/33(11)		26,346	18,047
Republic of Colombia Senior Bonds 6.13% due 01/18/41		100,000	113,300
Republic of Turkey Senior Bonds 11.88% due 01/15/30		20,000	32,750
Russian Federation Senior Bonds 7.50% due 03/31/30(2)		25,050	28,148
United Mexican States Senior Notes 6.05% due 01/11/40		9,000	10,170
Total Foreign Government Agencies (cost $398,059)			408,739

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(15)	Value (Note 3)
MUNICIPAL BONDS & NOTES — 0.3%
Municipal Bonds — 0.3%
California State General Obligation Bonds 6.20% due 10/01/19	$25,000	$28,484
California State General Obligation Bonds 7.55% due 04/01/39	35,000	42,884
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40	30,000	41,328
Port Authority of New York & New Jersey Revenue Bonds 4.93% due 10/01/51	11,000	11,308
State of Illinois General Obligation Bonds 5.67% due 03/01/18	45,000	48,439
State of Illinois General Obligation Bonds 5.88% due 03/01/19	30,000	32,020
Total Municipal Bonds & Notes (cost $183,853)		204,463
U.S. GOVERNMENT AGENCIES — 14.1%
Federal Home Loan Mtg. Corp. — 2.2%
4.00% due October TBA	700,000	732,594
4.50% due 01/01/39	11,667	12,374
5.00% due 03/01/19	3,896	4,213
5.00% due 07/01/21	131,370	141,975
5.00% due 07/01/35	9,256	9,972
5.00% due 01/01/37	7,914	8,522
5.00% due 07/01/40	249,189	267,842
5.50% due 07/01/34	17,251	18,786
5.50% due 09/01/37	27,214	29,537
5.50% due 01/01/38	27,724	30,152
5.50% due 07/01/38	14,702	15,957
6.00% due 08/01/36	29,003	31,964
6.00% due 04/01/40	95,620	104,949
6.50% due 05/01/16	285	293
6.50% due 05/01/29	2,617	2,970
6.50% due 03/01/36	13,704	15,295
6.50% due 05/01/36	377	421
6.50% due 11/01/37	20,446	22,742
7.00% due 04/01/32	3,875	4,484
7.50% due 08/01/23	548	631
7.50% due 04/01/28	2,260	2,619
Federal Home Loan Mtg. Corp., REMIC Series 2635, Class NJ 3.00% due 03/15/17(3)	5,108	5,153
Series 1577, Class PK 6.50% due 09/15/23(3)	13,762	15,371
Series 1226, Class Z 7.75% due 03/15/22(3)	950	1,046
		1,479,862
Federal National Mtg. Assoc. — 9.7%
4.00% due October TBA	2,500,000	2,620,312
4.50% due 11/01/22	51,158	54,808
4.50% due 01/01/39	19,259	20,470
4.50% due 06/01/39	338,802	362,430
4.56% due 01/01/15	185,405	198,768

Security Description	Principal Amount(15)	Value (Note 3)
Federal National Mtg. Assoc. (continued)
4.85% due 11/01/15	$205,031	$225,292
5.00% due 06/01/19	2,195	2,375
5.00% due 05/01/35	4,358	4,705
5.00% due 07/01/37	29,082	31,340
5.00% due 07/01/40	45,115	48,611
5.00% due 08/01/40	26,304	28,342
5.50% due 03/01/18	5,215	5,672
5.50% due 06/01/19	10,034	10,916
5.50% due 11/01/20	9,293	10,101
5.50% due 04/01/21	194,795	211,372
5.50% due 11/01/22	13,187	14,302
5.50% due 06/01/34	11,972	13,079
5.50% due 06/01/35	417,309	460,566
5.50% due 06/01/36	231,907	253,409
5.50% due 08/01/36	32,634	35,563
5.50% due 11/01/36	5,569	6,069
5.50% due 07/01/38	32,287	35,089
5.50% due October TBA	700,000	759,609
5.90% due 10/01/11	609	608
6.00% due 06/01/17	8,208	8,929
6.00% due 12/01/33	26,866	29,823
6.00% due 05/01/34	1,859	2,060
6.00% due 06/01/35	2,220	2,450
6.00% due October TBA	300,000	329,063
6.50% due 08/01/17	18,250	20,048
6.50% due 09/01/32	31,038	34,926
6.50% due 04/01/34	13,027	14,577
6.50% due 10/01/37	1,884	2,089
6.50% due October TBA	500,000	551,094
7.00% due 06/01/37	41,445	47,598
		6,456,465
Government National Mtg. Assoc. — 2.2%
Government National Mtg. Assoc. 4.00% due October TBA	600,000	641,625
4.50% due October TBA	600,000	651,844
6.00% due 11/15/31	85,131	95,416
7.00% due 05/15/33	17,890	20,756
7.50% due 01/15/32	5,870	6,889
8.50% due 11/15/17	717	809
9.00% due 11/15/21	339	397
Government National Mtg. Assoc., REMIC Series 2005-74, Class HB 7.50% due 09/15/35	374	427
Series 2005-74, Class HC 7.50% due 09/16/35	4,509	5,161
		1,423,324
Total U.S. Government Agencies (cost $9,135,943)		9,359,651

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares/ Principal Amount(15)	Value (Note 3)
U.S. GOVERNMENT TREASURIES — 4.4%
United States Treasury Bonds — 1.4%
2.13% due 02/15/40 TIPS(12)	$6,271	$7,957
2.13% due 02/15/41 TIPS(12)	6,190	7,905
4.38% due 02/15/38(13)	300,000	383,250
4.38% due 11/15/39	250,000	321,406
4.38% due 05/15/41	86,000	111,102
4.50% due 02/15/36	70,000	90,639
5.25% due 11/15/28	7,000	9,541
		931,800
United States Treasury Notes — 3.0%
1.00% due 08/31/16	5,000	5,012
1.75% due 04/15/13	1,100,000	1,125,047
2.13% due 08/15/21	17,000	17,300
2.50% due 04/30/15	250,000	267,012
2.63% due 08/15/20	50,000	53,551
3.13% due 05/15/21	150,000	166,488
3.63% due 02/15/20	275,000	317,453
		1,951,863
Total U.S. Government Treasuries (cost $2,654,303)		2,883,663
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader's Digest Assoc., Inc. Expires 02/19/14(7)(8)	16	0
Television — 0.0%
Ion Media Networks, Inc. Expires 12/18/16 (strike price $500.00)(7)(8)(18)	1	225
Ion Media Networks, Inc. Expires 12/18/16 (strike price $687.50)(7)(8)(18)	1	125
		350
Total Warrants (cost $17)		350
Total Long-Term Investment Securities (cost $67,433,526)		68,016,106
SHORT-TERM INVESTMENT SECURITIES — 0.8%
U.S. Government Agencies — 0.8%
Federal Home Loan Bank Disc. Notes 0.01% due 10/03/11 (cost $500,000)	500,000	500,000
REPURCHASE AGREEMENTS — 8.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/11, to be repurchased 10/03/11 in the amount of $469,000 and collateralized by $465,000 of United States Treasury Notes, bearing interest at 1.75%, due 01/31/14 and having an approximate value of $481,275	469,000	469,000

Security Description	Principal Amount(15)	Value (Note 3)
REPURCHASE AGREEMENTS (continued)
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/11, to be repurchased 10/03/11 in the amount of $265,000 and collateralized by $270,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 0.90%, due 09/12/14 and having an approximate value of $270,397	$265,000	$265,000
Bank of America Securities LLC Joint Repurchase Agreement(14)	635,000	635,000
BNP Paribas SA Joint Repurchase Agreement(14)	485,000	485,000
Deutsche Bank AG Joint Repurchase Agreement(14)	440,000	440,000
Royal Bank of Scotland Joint Repurchase Agreement(14)	485,000	485,000
State Street Bank & Trust Co. Joint Repurchase Agreement(14)	2,353,000	2,353,000
UBS Securities LLC Joint Repurchase Agreement(14)	560,000	560,000
Total Repurchase Agreements (cost $5,692,000)		5,692,000
TOTAL INVESTMENTS (cost $73,625,526)(16)	111.7%	74,208,106
Liabilities in excess of other assets	(11.7)	(7,750,742)
NET ASSETS	100.0%	$66,457,364

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2011, the aggregate value of these securities was $979,952 representing 1.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Security was valued using fair value procedures at September 30, 2011. The aggregate value of these securities was $2,924,933 representing 4.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 3 regarding fair value pricing for foreign equity securities.

(2)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2011.

(3)  Collateralized Mortgage Obligation

(4)  Commercial Mortgage Backed Security

(5)  Perpetual maturity — maturity date reflects the next call date.

(6)  Income may be received in cash or additional bonds/shares at the discretion of the issuer.

(7)  Illiquid security. At September 30, 2011, the aggregate value of these securities was $351 representing 0% of net assets.

(8)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 3.

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

(9)  Company has filed for Chapter 11 bankruptcy protection.

(10)  Bond in default

(11)  A portion of the interest was paid in additional bonds/loans.

(12)  Principal Amount of security is adjusted for inflation.

(13)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(14)  See Note 3 for details of Joint Repurchase Agreements.

(15)  Denominated in United States dollars unless otherwise indicated.

(16)  See Note 4 for cost of investments on a tax basis.

(17)  Company has filed for Chapter 11 bankruptcy protection subsequent to September 30, 2011.

(18)  Denotes a restricted security that (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 3. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exits. As of September 30, 2011, the Multi-Managed Growth Portfolio held the following restricted security:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc. Expires 12/18/16 (strike price $500.00) Warrants	03/01/2011	1	$—	$225	$125	0.00%
ION Media Networks, Inc. Expires 12/18/16 (strike price $687.50) Warrants	11/11/2010	1	—	125	225	0.00%
				$350		0.00%

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2011	Unrealized Appreciation (Depreciation)
2	Short	Australian 10 YR Bonds	December 2011	$222,902	$221,154	$1,748
2	Long	Euro-Bobl	December 2011	326,701	327,247	546
1	Short	Euro-Bund	December 2011	183,736	182,862	873
2	Long	Long Gilt	December 2011	406,476	405,413	(1,063)
2	Long	U.S. Treasury 2YR Notes	December 2011	440,500	440,406	(94)
4	Short	U.S. Treasury 5YR Notes	December 2011	490,251	489,938	313
8	Long	U.S. Treasury 10YR Notes	December 2011	1,037,313	1,040,750	3,438
7	Short	U.S. Ultra Bonds	December 2011	978,000	998,375	(20,375)
						$(14,614)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	USD	83,671	MXN	1,065,000	12/21/11	$—	$(7,433)
Royal Bank of Canada	BRL	550,000	USD	328,432	12/02/11	39,645	—
	MXN	1,420,000	USD	106,872	12/21/11	5,223	—
	USD	111,398	BRL	185,000	12/02/11	—	(14,261)
	USD	27,623	MXN	355,000	12/21/11	—	(2,211)
						44,868	(16,472)
Net Unrealized Appreciation/(Depreciation)						$44,868	$(23,905)

BRL — Brazilian Real

MXN — Mexican Peso

USD — United States Dollar

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2011 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$43,886,160	$2,924,933	#	$—	$46,811,093
Preferred Stocks	129,735	12,054		—	141,789
Asset Backed Securities	—	2,214,296		—	2,214,296
U.S. Corporate Bonds & Notes	—	5,367,902		72,872	5,440,774
Foreign Corporate Bonds & Notes	—	551,288		0	551,288
Foreign Government Agencies	—	408,739		—	408,739
Municipal Bonds & Notes	—	204,463		—	204,463
U.S. Government Agencies	—	9,359,651		—	9,359,651
U.S. Government Treasuries	—	2,883,663		—	2,883,663
Warrants	—	—		350	350
Short-Term Investment Securities:
U.S. Government Agencies	—	500,000		—	500,000
Repurchase Agreements	—	5,692,000		—	5,692,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	6,918	—		—	6,918
Open Forward Foreign Currency Contracts - Appreciation	—	44,868		—	44,868
Total	$44,022,813	$30,163,857		$73,222	$74,259,892
Liabilities:
Other Financial Instruments+
Open Futures Contracts - Depreciation	21,532	—		—	21,532
Open Forward Foreign Currency Contracts - Depreciation	—	23,905		—	23,905
Total	$21,532	$23,905		$—	$45,437

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

#  Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $2,924,933 representing 4.4% of net ssets. See Note 3.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
Balance as of 3/31/2011	$6,050	$138,999	$0	$310
Accrued discounts	—	—	—	—
Accrued premiums	—	(27)	—	—
Realized gain	—	5,200	—	—
Realized loss	—	(356)	—	—
Change in unrealized appreciation(1)	—	295	—	95
Change in unrealized depreciation(1)	(1,050)	(9,215)	—	(55)
Net purchases	—	—	—	—
Net sales	(5,000)	(62,024)	—	—
Transfers into Level 3(2)	—	—	—	—
Transfers out of Level 3(2)	—	—	—	—
Balance as of 9/30/2011	$—	$72,872	$0	$350

(1)  The total change in unrealized appreciation(depreciation) included in the statement of operations attributable to level 3 investments still held at September 30, 2011 includes:

Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
$—	$(5,086)	$—	$40

(2)  The Fund's policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — September 30, 2011 (unaudited)

Industry Allocation*
Federal National Mtg. Assoc.	15.5%
Repurchase Agreements	11.7
Diversified Financial Services	6.6
United States Treasury Notes	4.9
Government National Mtg. Assoc.	4.6
Computers	3.3
E-Commerce/Services	3.0
Federal Home Loan Mtg. Corp.	3.0
Medical-Biomedical/Gene	2.8
Retail-Apparel/Shoe	2.7
United States Treasury Bonds	2.6
Pharmacy Services	2.3
Diversified Banking Institutions	2.2
Oil-Field Services	2.0
Enterprise Software/Service	1.8
Multimedia	1.7
Transport-Services	1.7
Oil Companies-Exploration & Production	1.6
Banks-Commercial	1.4
Applications Software	1.2
Real Estate Investment Trusts	1.1
Industrial Automated/Robotic	1.0
Banks-Super Regional	1.0
Oil Companies-Integrated	1.0
Diversified Manufacturing Operations	1.0
Electronic Components-Misc.	0.9
Computers-Memory Devices	0.9
Computer Aided Design	0.9
Medical-Drugs	0.8
Metal-Diversified	0.8
Sovereign	0.8
Metal Processors & Fabrication	0.8
Aerospace/Defense-Equipment	0.8
Auto-Cars/Light Trucks	0.8
Telephone-Integrated	0.7
Wireless Equipment	0.7
Chemicals-Diversified	0.7
Networking Products	0.7
Medical Instruments	0.7
Telecom Services	0.7
Commercial Services-Finance	0.7
Finance-Investment Banker/Broker	0.7
Medical-HMO	0.7
Vitamins & Nutrition Products	0.7
Casino Hotels	0.7
Electric-Integrated	0.6
Insurance-Life/Health	0.6
Commercial Services	0.6
Advanced Materials	0.6
Retail-Jewelry	0.6
Investment Management/Advisor Services	0.6
Electronic Components-Semiconductors	0.6
Beverages-Non-alcoholic	0.6
Insurance-Property/Casualty	0.6
Cable/Satellite TV	0.5
Steel-Producers	0.5
Municipal Bonds	0.5
Special Purpose Entities	0.5
Medical Products	0.5
Medical-Hospitals	0.5
Auto/Truck Parts & Equipment-Original	0.4%
Non-Hazardous Waste Disposal	0.4
Consumer Products-Misc.	0.4
Brewery	0.4
Patient Monitoring Equipment	0.4
Athletic Footwear	0.4
Pipelines	0.4
Electronic Forms	0.4
Dental Supplies & Equipment	0.4
Semiconductor Components-Integrated Circuits	0.4
Cosmetics & Toiletries	0.4
Insurance-Multi-line	0.4
Transactional Software	0.4
Tobacco	0.4
Computer Services	0.4
Web Portals/ISP	0.3
Transport-Truck	0.3
Footwear & Related Apparel	0.3
Advertising Agencies	0.3
Retail-Drug Store	0.3
Television	0.3
Oil Field Machinery & Equipment	0.3
E-Commerce/Products	0.3
Electronic Connectors	0.3
Insurance-Mutual	0.3
Telecom Equipment-Fiber Optics	0.2
Agricultural Chemicals	0.2
Building & Construction-Misc.	0.2
Transport-Rail	0.2
Cellular Telecom	0.2
Auto-Truck Trailers	0.2
Airlines	0.2
Broadcast Services/Program	0.2
Machinery-General Industrial	0.2
Apparel Manufacturers	0.2
Beverages-Wine/Spirits	0.2
Hotels/Motels	0.2
Office Automation & Equipment	0.2
Retail-Sporting Goods	0.2
Real Estate Operations & Development	0.2
Food-Misc.	0.1
Savings & Loans/Thrifts	0.1
Retail-Discount	0.1
Electric Products-Misc.	0.1
Containers-Metal/Glass	0.1
Paper & Related Products	0.1
Retail-Building Products	0.1
Software Tools	0.1
Finance-Consumer Loans	0.1
Auto-Heavy Duty Trucks	0.1
Real Estate Management/Services	0.1
Retail-Regional Department Stores	0.1
Aerospace/Defense	0.1
Metal-Copper	0.1
Human Resources	0.1
Instruments-Controls	0.1
Retail-Auto Parts	0.1
Coal	0.1
Finance-Other Services	0.1
Chemicals-Specialty	0.1

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — September 30, 2011 (unaudited) (continued)

Industry Allocation*
Engineering/R&D Services	0.1%
Oil & Gas Drilling	0.1
Gas-Distribution	0.1
Rental Auto/Equipment	0.1
Gold Mining	0.1
Electric-Generation	0.1
Machinery-Construction & Mining	0.1
Cruise Lines	0.1
Machinery-Farming	0.1
Finance-Auto Loans	0.1
120.3%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCK — 56.1%
Advanced Materials — 0.6%
Hexcel Corp.†	33,193	$735,557
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	15,664	112,781
Aerospace/Defense — 0.1%
Boeing Co.	1,454	87,982
Aerospace/Defense-Equipment — 0.7%
BE Aerospace, Inc.†	16,760	554,924
Goodrich Corp.	1,333	160,866
United Technologies Corp.	2,332	164,080
		879,870
Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	312	38,498
Monsanto Co.	1,445	86,758
Mosaic Co.	614	30,067
Potash Corp. of Saskatchewan, Inc.	2,437	105,327
		260,650
Airlines — 0.0%
AMR Corp.†	6,874	20,347
Apparel Manufacturers — 0.2%
Prada SpA†(1)	52,700	218,753
Applications Software — 1.2%
Microsoft Corp.	60,767	1,512,491
Athletic Footwear — 0.4%
NIKE, Inc., Class B	6,010	513,915
Auto-Cars/Light Trucks — 0.7%
Ford Motor Co.†	76,885	743,478
General Motors Co.†	2,479	50,026
		793,504
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	2,885	97,571
Auto-Truck Trailers — 0.2%
Wabash National Corp.†	54,100	258,057
Auto/Truck Parts & Equipment-Original — 0.4%
Dana Holding Corp.†	25,400	266,700
Titan International, Inc.	18,403	276,045
		542,745
Banks-Commercial — 0.8%
East West Bancorp, Inc.	26,131	389,613
Lloyds Banking Group PLC†(1)	28,262	14,986
Regions Financial Corp.	11,977	39,883
Standard Chartered PLC(1)	25,719	513,336
		957,818
Banks-Fiduciary — 0.0%
State Street Corp.	1,018	32,739
Banks-Super Regional — 0.6%
Capital One Financial Corp.	3,932	155,825
Fifth Third Bancorp	9,425	95,193
PNC Financial Services Group, Inc.	2,413	116,282
SunTrust Banks, Inc.	3,024	54,281
US Bancorp	4,317	101,622
Wells Fargo & Co.	7,747	186,858
		710,061

Security Description	Shares	Value (Note 3)
Beverages-Non-alcoholic — 0.6%
Coca-Cola Co.	3,857	$260,579
Cott Corp.†	32,722	222,837
PepsiCo, Inc.	3,265	202,103
		685,519
Brewery — 0.2%
Anheuser-Busch InBev NV(1)	5,158	273,546
Building & Construction-Misc. — 0.2%
Dycom Industries, Inc.†	17,625	269,663
Casino Hotels — 0.6%
MGM Resorts International†	61,445	570,824
Wynn Resorts, Ltd.	1,273	146,497
		717,321
Chemicals-Diversified — 0.7%
Celanese Corp., Series A	2,928	95,248
Dow Chemical Co.	6,033	135,501
E.I. du Pont de Nemours & Co.	2,229	89,093
Israel Chemicals, Ltd.(1)	22,050	251,551
LyondellBasell Industries NV, Class A	2,062	50,375
Rockwood Holdings, Inc.†	7,400	249,306
		871,074
Commercial Services — 0.6%
Iron Mountain, Inc.	23,000	727,260
Commercial Services-Finance — 0.7%
Cardtronics, Inc.†	33,100	758,652
Mastercard, Inc., Class A	308	97,685
		856,337
Computer Aided Design — 0.9%
Aspen Technology, Inc.†	53,400	815,418
Parametric Technology Corp.†	14,400	221,472
		1,036,890
Computer Services — 0.3%
LivePerson, Inc.†	38,438	382,458
Computers — 3.1%
Apple, Inc.†	9,708	3,700,495
Dell, Inc.†	9,216	130,406
Hewlett-Packard Co.	599	13,448
		3,844,349
Computers-Memory Devices — 0.9%
EMC Corp.†	52,588	1,103,822
Consumer Products-Misc. — 0.4%
Jarden Corp.	18,909	534,368
Cosmetics & Toiletries — 0.4%
Colgate-Palmolive Co.	1,746	154,835
Procter & Gamble Co.	4,663	294,609
		449,444
Cruise Lines — 0.1%
Carnival Corp.	2,042	61,873
Dental Supplies & Equipment — 0.4%
Sirona Dental Systems, Inc.†	11,800	500,438
Diversified Banking Institutions — 0.5%
Bank of America Corp.	8,629	52,809
Citigroup, Inc.	3,104	79,524

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc.	2,430	$229,757
JPMorgan Chase & Co.	6,489	195,449
Morgan Stanley	5,714	77,139
		634,678
Diversified Manufacturing Operations — 0.7%
Crane Co.	15,000	535,350
Dover Corp.	1,958	91,243
Eaton Corp.	1,264	44,872
General Electric Co.	10,770	164,135
Parker Hannifin Corp.	355	22,411
		858,011
E-Commerce/Products — 0.3%
Amazon.com, Inc.†	208	44,976
MercadoLibre, Inc.	5,300	284,875
		329,851
E-Commerce/Services — 3.0%
eBay, Inc.†	95,955	2,829,713
IAC/InterActive Corp.†	20,500	810,775
		3,640,488
Electric Products-Misc. — 0.1%
Emerson Electric Co.	4,010	165,653
Electric-Integrated — 0.2%
Dominion Resources, Inc.	1,924	97,681
NextEra Energy, Inc.	1,219	65,850
PG&E Corp.	1,541	65,200
Progress Energy, Inc.	1,423	73,598
		302,329
Electronic Components-Misc. — 0.9%
TE Connectivity, Ltd.	22,825	642,295
Zagg, Inc.†	49,903	495,038
		1,137,333
Electronic Components-Semiconductors — 0.6%
Broadcom Corp., Class A†	2,228	74,170
Intel Corp.	3,882	82,803
Micron Technology, Inc.†	12,185	61,412
Skyworks Solutions, Inc.†	21,000	376,740
Texas Instruments, Inc.	2,930	78,085
		673,210
Electronic Connectors — 0.3%
Amphenol Corp., Class A	8,015	326,772
Electronic Forms — 0.4%
Adobe Systems, Inc.†	20,852	503,993
Engineering/R&D Services — 0.1%
Fluor Corp.	2,083	96,964
Enterprise Software/Service — 1.8%
Ariba, Inc.†	20,437	566,309
Oracle Corp.	36,423	1,046,797
Taleo Corp., Class A†	20,705	532,533
		2,145,639
Entertainment Software — 0.0%
Activision Blizzard, Inc.	2,531	30,119
Finance-Investment Banker/Broker — 0.4%
Charles Schwab Corp.	43,057	485,252

Security Description	Shares	Value (Note 3)
Food-Misc. — 0.1%
Kellogg Co.	3,093	$164,517
Footwear & Related Apparel — 0.3%
Deckers Outdoor Corp.†	4,100	382,366
Gold Mining — 0.1%
Newmont Mining Corp.	1,135	71,392
Hotels/Motels — 0.2%
Gaylord Entertainment Co.†	510	9,863
Hyatt Hotels Corp., Class A†	1,939	60,827
Marriott International, Inc., Class A	1,999	54,453
Starwood Hotels & Resorts Worldwide, Inc.	1,465	56,871
		182,014
Human Resources — 0.1%
Monster Worldwide, Inc.†	15,528	111,491
Independent Power Producers — 0.0%
GenOn Energy, Inc.†	87	242
Industrial Automated/Robotic — 1.0%
FANUC Corp.(1)	9,100	1,252,877
Instruments-Controls — 0.1%
Honeywell International, Inc.	2,518	110,565
Insurance-Life/Health — 0.5%
Prudential Financial, Inc.	2,437	114,198
Prudential PLC(1)	61,734	528,392
		642,590
Insurance-Multi-line — 0.1%
Assurant, Inc.	2,500	89,500
MetLife, Inc.	2,895	81,089
		170,589
Insurance-Property/Casualty — 0.1%
Chubb Corp.	1,354	81,226
Investment Management/Advisor Services — 0.6%
Affiliated Managers Group, Inc.†	7,008	546,974
Franklin Resources, Inc.	293	28,023
T. Rowe Price Group, Inc.	2,518	120,285
		695,282
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	937	69,188
Machinery-General Industrial — 0.2%
Chart Industries, Inc.†	5,500	231,935
Medical Instruments — 0.7%
NuVasive, Inc.†	6,100	104,127
Volcano Corp.†	25,637	759,624
		863,751
Medical Products — 0.4%
Baxter International, Inc.	3,282	184,252
Johnson & Johnson	5,071	323,073
		507,325
Medical-Biomedical/Gene — 2.8%
Celgene Corp.†	42,811	2,650,857
Gilead Sciences, Inc.†	1,293	50,168
Human Genome Sciences, Inc.†	4,501	57,118
Vertex Pharmaceuticals, Inc.†	13,499	601,246
		3,359,389

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Medical-Drugs — 0.8%
Abbott Laboratories	2,409	$123,196
Merck & Co., Inc.	5,542	181,279
Pfizer, Inc.	15,156	267,958
Viropharma, Inc.†	24,200	437,294
		1,009,727
Medical-HMO — 0.7%
Centene Corp.†	18,811	539,311
UnitedHealth Group, Inc.	4,864	224,328
WellPoint, Inc.	500	32,640
		796,279
Medical-Hospitals — 0.3%
HCA Holdings, Inc.†	2,364	47,658
Universal Health Services, Inc., Class B	9,500	323,000
		370,658
Metal Processors & Fabrication — 0.8%
Precision Castparts Corp.	6,358	988,415
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	3,920	119,364
Metal-Diversified — 0.8%
Ivanhoe Mines, Ltd.†	73,000	1,000,100
Multimedia — 1.4%
News Corp., Class A	98,720	1,527,198
Time Warner, Inc.	3,126	93,686
Walt Disney Co.	2,986	90,058
		1,710,942
Networking Products — 0.7%
Cisco Systems, Inc.	2,365	36,634
Netgear, Inc.†	16,712	432,674
Polycom, Inc.†	22,314	409,908
		879,216
Non-Hazardous Waste Disposal — 0.4%
Waste Connections, Inc.	15,300	517,446
Oil Companies-Exploration & Production — 1.3%
Anadarko Petroleum Corp.	1,854	116,895
Apache Corp.	1,097	88,023
Cabot Oil & Gas Corp.	729	45,132
Comstock Resources, Inc.†	13,500	208,710
Continental Resources, Inc.†	1,718	83,100
Devon Energy Corp.	992	54,996
EOG Resources, Inc.	487	34,582
EQT Corp.	625	33,350
Noble Energy, Inc.	625	44,250
Occidental Petroleum Corp.	1,821	130,202
Range Resources Corp.	707	41,331
Southwestern Energy Co.†	12,423	414,059
Triangle Petroleum Corp.†	73,798	264,935
		1,559,565
Oil Companies-Integrated — 0.6%
Chevron Corp.	2,538	234,816
Exxon Mobil Corp.	3,725	270,547
Hess Corp.	2,705	141,904

Security Description	Shares	Value (Note 3)
Oil Companies-Integrated (continued)
Suncor Energy, Inc.	4,324	$110,002
		757,269
Oil Field Machinery & Equipment — 0.3%
Lufkin Industries, Inc.	5,300	282,013
National Oilwell Varco, Inc.	1,042	53,371
		335,384
Oil-Field Services — 2.0%
Baker Hughes, Inc.	13,635	629,392
C&J Energy Services, Inc.†	8,700	143,028
Halliburton Co.	19,190	585,679
Schlumberger, Ltd.	12,380	739,457
Superior Energy Services, Inc.†	12,500	328,000
Weatherford International, Ltd.†	3,725	45,482
		2,471,038
Patient Monitoring Equipment — 0.4%
Insulet Corp.†	33,963	518,275
Pharmacy Services — 2.2%
Express Scripts, Inc.†	26,510	982,726
Medco Health Solutions, Inc.†	36,678	1,719,831
		2,702,557
Real Estate Investment Trusts — 0.1%
Host Hotels & Resorts, Inc.	8,033	87,881
Real Estate Operations & Development — 0.1%
Hang Lung Properties, Ltd.(1)	22,638	66,927
Rental Auto/Equipment — 0.1%
Hertz Global Holdings, Inc.†	9,176	81,666
Retail-Apparel/Shoe — 2.6%
ANN, Inc.†	21,400	488,776
Chico's FAS, Inc.	32,950	376,619
Children's Place Retail Stores, Inc.†	8,300	386,199
Finish Line, Inc., Class A	20,758	414,952
Limited Brands, Inc.	39,260	1,511,903
PVH Corp.	521	30,343
		3,208,792
Retail-Building Products — 0.1%
Home Depot, Inc.	4,692	154,226
Retail-Discount — 0.1%
Target Corp.	2,151	105,485
Wal-Mart Stores, Inc.	578	29,998
		135,483
Retail-Drug Store — 0.1%
CVS Caremark Corp.	2,926	98,255
Retail-Jewelry — 0.6%
Cie Financiere Richemont SA, Class A(1)	15,744	698,888
Retail-Regional Department Stores — 0.0%
Macy's, Inc.	1,502	39,533
Retail-Sporting Goods — 0.2%
Dick's Sporting Goods, Inc.†	6,005	200,927
Savings & Loans/Thrifts — 0.1%
BankUnited, Inc.	8,280	171,893

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Semiconductor Components-Integrated Circuits — 0.4%
Cypress Semiconductor Corp.†	12,400	$185,628
QUALCOMM, Inc.	5,649	274,711
		460,339
Software Tools — 0.1%
VMware, Inc., Class A†	1,904	153,044
Steel-Producers — 0.4%
Carpenter Technology Corp.	9,600	430,944
Reliance Steel & Aluminum Co.	1,344	45,710
United States Steel Corp.	2,837	62,442
		539,096
Telecom Equipment-Fiber Optics — 0.2%
Corning, Inc.	4,514	55,793
Finisar Corp.†	13,300	233,282
		289,075
Telecom Services — 0.3%
Vonage Holdings Corp.†	151,000	392,600
Telephone-Integrated — 0.3%
AT&T, Inc.	5,147	146,792
CenturyLink, Inc.	3,385	112,111
Verizon Communications, Inc.	4,076	149,997
		408,900
Tobacco — 0.1%
Altria Group, Inc.	4,277	114,666
Transactional Software — 0.4%
VeriFone Systems, Inc.†	12,498	437,680
Transport-Rail — 0.2%
Union Pacific Corp.	3,126	255,300
Transport-Services — 1.7%
C.H. Robinson Worldwide, Inc.	12,075	826,775
United Parcel Service, Inc., Class B	19,355	1,222,268
		2,049,043
Transport-Truck — 0.3%
J.B. Hunt Transport Services, Inc.	11,035	398,584
Vitamins & Nutrition Products — 0.7%
Mead Johnson Nutrition Co.	11,580	797,051
Web Portals/ISP — 0.3%
Google, Inc., Class A†	808	415,619
Wireless Equipment — 0.7%
Crown Castle International Corp.†	21,780	885,793
Total Common Stock (cost $68,831,593)		68,553,730
PREFERRED STOCK — 0.2%
Banks-Super Regional — 0.0%
US Bancorp FRS 3.50%	26	17,706
Wachovia Capital Trust IX 6.38%	900	22,689
		40,395
Diversified Banking Institutions — 0.1%
Ally Financial, Inc. 7.00%*	25	16,742

Security Description	Shares/ Principal Amount(16)	Value (Note 3)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. 6.13%	1,800	$44,640
HSBC Holdings PLC 8.00%	540	13,732
		75,114
Diversified Financial Services — 0.0%
General Electric Capital Corp 5.50%(2)	1,073	27,683
Electric-Integrated — 0.0%
Southern California Edison Co. FRS 5.71%	60	6,009
Finance-Investment Banker/Broker — 0.0%
JP Morgan Chase Capital XXIX 6.70%	1,080	27,065
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mgt. Corp. FRS 8.38%	500	1,000
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities FRS 3.00%	2,800	51,828
Total Preferred Stock (cost $255,039)		229,094
ASSET BACKED SECURITIES — 6.2%
Diversified Financial Services — 6.2%
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class C 3.34% due 04/08/16	$80,000	82,095
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/17	300,000	311,283
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/15	65,000	68,039
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/15	65,000	67,768
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A 4.64% due 05/20/16*	160,000	171,573
Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A 5.68% due 02/20/14*	265,000	277,213
Bear Stearns Adjustable Rate Mtg. Trust, VRS Series 2005-12, Class 12A1 2.72% due 02/25/36(5)	304,989	200,813
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW14, Class A4 5.20% due 12/11/38(6)	150,000	162,156

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Citigroup Mtg. Loan Trust, Inc., FRS Series 2006-AR1, Class 3A1 2.69% due 03/25/36(5)	$173,487	$109,912
Commercial Mtg., Pass Through Certs., Series 2010-C1, Class A3 4.21% due 07/10/46*(6)	110,000	111,269
Countrywide Alternative Loan Trust, FRS Series 2006-OC11, Class 2A2A 0.40% due 09/25/35(5)	213,063	106,336
Countrywide Home Loan Mtg. Pass Through Trust, VRS Series 2004-22, Class A2 2.78% due 11/25/34(5)	69,807	52,522
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/35(5)	157,247	136,685
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/36(5)	38,386	36,630
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.28% due 08/01/21	144,989	149,472
First Horizon Alternative Mtg. Securities, FRS Series 2005-AA3, Class 3A1 2.28% due 05/25/35(5)	225,618	158,480
GMAC Commercial Mtg. Securities, Inc., VRS Series 2006-C1, Class A4 5.24% due 11/10/45(6)	330,000	350,751
GS Mtg. Securities Corp. II, VRS Series 2004-GG2, Class A6 5.40% due 08/10/38(6)	500,000	531,453
GS Mtg. Securities Corp. II, VRS Series 2006-GG6, Class A4 5.55% due 04/10/38(6)	500,000	530,736
GS Mtg. Securities Corp. II, FRS Series 2007-EOP, Class L 6.42% due 03/06/20*(6)	155,000	153,816
GSR Mtg. Loan Trust, VRS Series 2006-AR2, Class 3A1 2.67% due 04/25/36(5)	21,708	13,771
GSR Mtg. Loan Trust, VRS Series 2006-AR1, Class 2A1 2.78% due 01/25/36(5)	118,617	86,739
GSR Mtg. Loan Trust, VRS Series 2005-AR2, Class 1A2 2.84% due 04/25/35(5)	84,008	60,303
GSR Mtg. Loan Trust, VRS Series 2007-AR1, Class 2A1 3.99% due 03/25/37(5)	68,104	44,276
Hertz Vehicle Financing LLC, Series 2009-2A, Class A1 4.26% due 03/25/14*	150,000	155,499

Security Description	Principal Amount(16)	Value (Note 3)
Diversified Financial Services (continued)
Impac CMB Trust, FRS Series 2005-4, Class 1A1A 0.77% due 05/25/35(5)	$134,172	$94,588
LB-UBS Commercial Mtg. Trust, VRS Series 2008-C1, Class A2 6.15% due 04/15/41(6)	180,000	196,764
Merrill Lynch Mtg. Investors, Inc., FRS Series 2007-MLN1, Class A2A 0.34% due 03/25/37	87,244	43,477
Merrill Lynch Mtg. Investors Trust, VRS Series 2005-A2, Class A2 2.62% due 02/25/35(5)	150,786	138,953
Merrill Lynch Mtg. Investors Trust, VRS Series 2005-A1, Class 2A1 2.64% due 12/25/34(5)	112,652	102,699
Merrill Lynch/Countrywide Commercial Mtg. Trust VRS Series 2007-8, Class AM 6.17% due 08/12/49(6)	150,000	132,848
Morgan Stanley ABS Capital I, FRS Series 2006-HE5, Class A2C 0.37% due 08/25/36	285,000	143,668
Morgan Stanley ABS Capital I, FRS Series 2007-NC1, Class A2C 0.37% due 11/25/36	270,000	86,493
Morgan Stanley Capital I, Series 2005-HQ6, Class A4A 4.99% due 08/13/42(6)	165,000	177,681
Morgan Stanley Capital I, VRS Series 2007-T25, Class A3 5.51% due 11/12/49(6)	170,000	183,401
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(5)	124,494	106,461
MortgageIT Trust, FRS Series 2005-4, Class A1 0.51% due 10/25/35(5)	301,703	198,735
Navistar Financial Corp. Owner Trust, Series 2010-A, Class B 4.17% due 10/20/14*	160,000	166,058
OBP Depositor LLC Trust, Series 2010-OBP, Class A 4.65% due 07/15/45*(6)	165,000	175,210
Option One Mtg. Loan Trust, FRS Series 2006-3, Class 2A2 0.33% due 02/25/37	73,091	38,520
Residential Asset Securities Corp., FRS Series 2006-EMX3, Class A2 0.41% due 04/25/36	114,351	78,295
Santander Drive Auto Receivables Trust, Series 2011-1, Class C 3.11% due 05/16/16	115,000	116,731

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Santander Drive Auto Receivables Trust, Series 2010-2, Class C 3.89% due 07/17/17	$25,000	$25,521
Securitized Asset Backed Receivables LLC Trust, FRS Series 2007-BR3, Class A2A 0.30% due 04/25/37	304,908	100,250
Securitized Asset Backed Receivables LLC Trust, FRS Series 2007-BR5, Class A2A 0.36% due 05/25/37	181,741	105,035
Sequoia Mtg. Trust, VRS Series 2007-1, Class 2A1 3.89% due 02/20/47(5)	191,676	149,246
Sierra Receivables Funding Co. LLC Series 2010-3A, Class A 3.51% due 11/20/25*	60,230	60,963
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	123,143	123,350
Wells Fargo Mtg. Backed Securities Trust, FRS Series 2004-BB, Class A2 2.73% due 01/25/35(5)	300,861	264,377
Wells Fargo Mtg. Backed Securities Trust, FRS Series 2005-AR2, Class 2A2 2.73% due 03/25/35(5)	229,073	203,311
Wells Fargo Mtg. Backed Securities Trust, FRS Series 2006-AR14, Class 2A1 3.09% due 10/25/36(5)	125,306	93,727
WF-RBS Commercial Mtg. Trust, VRS Series 2011-C2, Class A4 4.87% due 02/15/44*(6)	150,000	157,482
Total Asset Backed Securities (cost $7,636,348)		7,593,434
U.S. CORPORATE BONDS & NOTES — 12.6%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/14	168,000	177,240
Interpublic Group of Cos., Inc. Senior Notes 10.00% due 07/15/17	45,000	51,187
		228,427
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/17	5,000	4,625
Aerospace/Defense — 0.0%
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/20	15,000	15,413
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/21*	10,000	10,169

Security Description	Principal Amount(16)	Value (Note 3)
Aerospace/Defense (continued)
Lockheed Martin Corp. Senior Notes 3.35% due 09/15/21	$9,000	$8,911
Lockheed Martin Corp. Senior Notes 4.25% due 11/15/19	9,000	9,785
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36	8,000	9,692
		53,970
Aerospace/Defense-Equipment — 0.1%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	55,000	57,337
Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 6.88% due 05/01/18	10,000	11,162
Airlines — 0.2%
American Airlines Pass Through Trust Series 2011-2, Class A 8.63% due 10/15/21	13,000	12,902
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	22,775	18,676
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19	34,302	34,302
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	58,383	54,296
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/19	76,153	79,199
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	4,000	4,120
US Airways Pass Through Trust Series 2010-1, Class A 6.25% due 04/22/23	20,000	18,150
		221,645
Auto-Cars/Light Trucks — 0.1%
Daimler Finance North America LLC Company Guar. Notes 3.88% due 09/15/21*	6,000	5,853
Ford Motor Co. Senior Notes 7.45% due 07/16/31	110,000	124,177
		130,030
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	45,000	46,181

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Auto/Truck Parts & Equipment-Original — 0.0%
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18	$5,000	$5,125
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15	25,000	25,500
		30,625
Banks-Commercial — 0.4%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/16	19,000	19,771
Branch Banking & Trust Co. FRS Sub. Notes 0.60% due 05/23/17	14,000	12,679
CIT Group, Inc. Sec. Notes 7.00% due 05/04/15*	35,000	34,737
CIT Group, Inc. Sec. Notes 7.00% due 05/01/17	3,605	3,497
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	50,000	50,739
KeyBank NA Sub. Notes 7.41% due 10/15/27	6,000	6,575
National City Bank Sub. Notes 5.80% due 06/07/17	250,000	271,984
Regions Bank Sub. Notes 7.50% due 05/15/18	10,000	9,887
Zions Bancorp Senior Notes 7.75% due 09/23/14	12,000	12,651
		422,520
Banks-Fiduciary — 0.0%
State Street Capital Trust IV FRS Limited Guar. Notes 1.35% due 06/15/37	48,000	32,889
Banks-Money Center — 0.0%
Chase Capital III FRS Limited Guar. Notes 0.88% due 03/01/27	16,000	11,856
Comerica Bank Sub. Notes 5.20% due 08/22/17	8,000	8,727
		20,583
Banks-Mortgage — 0.0%
Provident Funding Associates LP/PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/17*	35,000	34,125
Banks-Super Regional — 0.4%
Bank of America NA Sub. Notes 5.30% due 03/15/17	14,000	12,644

Security Description	Principal Amount(16)	Value (Note 3)
Banks-Super Regional (continued)
Capital One Capital VI Limited Guar. Notes 8.88% due 05/15/40	$7,000	$7,103
Capital One Financial Corp. FRS Senior Notes 1.40% due 07/15/14	8,000	7,971
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	50,000	52,966
Huntington BancShares, Inc. Sub. Notes 7.00% due 12/15/20	9,000	10,187
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	5,000	5,288
PNC Financial Services Group, Inc. FRS Jr. Sub. Notes 6.75% due 08/01/21(7)	22,000	20,900
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 6.11% due 03/15/12*(7)	17,000	12,580
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/16	90,000	91,247
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	10,000	11,048
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	2,000	1,976
Wachovia Capital Trust III FRS Limited Guar. Notes 5.57% due 10/30/11(7)	12,000	9,840
Wachovia Corp. FRS Senior Notes 0.62% due 06/15/17	15,000	13,527
Wells Fargo & Co. FRS Senior Notes 0.45% due 10/28/15	17,000	15,963
Wells Fargo & Co. Notes 4.60% due 04/01/21	195,000	208,437
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(7)	10,000	10,300
		491,977
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/16	10,000	10,500
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	35,000	36,750
		47,250
Broadcast Services/Program — 0.2%
Discovery Communications LLC Company Guar. Notes 3.70% due 06/01/15	70,000	73,672

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Broadcast Services/Program — (continued)
Liberty Media LLC Senior Notes 8.25% due 02/01/30	$30,000	$28,425
Nexstar Broadcasting, Inc./ Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/17	6,000	5,925
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/13	120,000	133,368
		241,390
Building & Construction Products-Misc. — 0.0%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/21*	10,000	9,500
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 6.13% due 10/03/16	25,000	24,380
Masco Corp. Bonds 6.50% due 08/15/32	20,000	17,713
		42,093
Building-Residential/Commercial — 0.0%
Standard Pacific Corp. Sec. Notes 8.38% due 05/15/18	5,000	4,250
Cable/Satellite TV — 0.5%
AT&T Broadband Company Guar. Notes 8.38% due 03/15/13	175,000	192,274
Comcast Corp. Company Guar. Notes 5.65% due 06/15/35	6,000	6,281
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	128,000	141,730
COX Communications, Inc. Senior Notes 5.88% due 12/01/16*	14,000	15,857
COX Communications, Inc. Senior Notes 6.25% due 06/01/18*	25,000	29,491
CSC Holdings LLC Senior Notes 7.63% due 07/15/18	85,000	88,825
CSC Holdings LLC Senior Notes 7.88% due 02/15/18	35,000	36,750
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 3.50% due 03/01/16	80,000	82,546
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 03/01/41	9,000	10,070
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/21*	15,000	14,325

Security Description	Principal Amount(16)	Value (Note 3)
Cable/Satellite TV (continued)
Insight Communications Co., Inc. Senior Notes 9.38% due 07/15/18*	$5,000	$5,600
TCI Communications, Inc. Senior Notes 7.13% due 02/15/28	10,000	12,253
Time Warner Cable, Inc. Company Guar. Notes 5.50% due 09/01/41	9,000	8,895
		644,897
Casino Hotels — 0.1%
CityCenter Holdings LLC/ CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/17*(8)	10,555	9,578
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/19*	10,000	9,425
Harrah's Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	5,000	5,044
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	6,000	6,585
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/20	15,000	15,750
		46,382
Cellular Telecom — 0.2%
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14	100,000	109,404
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18	75,000	99,941
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	30,000	30,112
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	20,000	18,950
		258,407
Chemicals-Diversified — 0.0%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/18	6,000	6,203
PPG Industries, Inc. Senior Notes 1.90% due 01/15/16	2,000	1,991
PPG Industries, Inc. Senior Notes 5.50% due 11/15/40	6,000	6,861
		15,055

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Chemicals-Plastics — 0.0%
Hexion US Finance Corp./ Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	$15,000	$12,375
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Senior Notes 4.60% due 07/01/13	37,000	38,762
Eastman Chemical Co. Senior Notes 7.25% due 01/15/24	25,000	30,793
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/34	5,000	6,623
Nalco Co. Senior Notes 6.63% due 01/15/19*	20,000	21,900
		98,078
Coal — 0.1%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/19	5,000	4,675
Consol Energy, Inc. Company Guar. Notes 8.00% due 04/01/17	15,000	15,675
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20	10,000	10,525
Foresight Energy LLC/Foresight Energy Corp. Company Guar. Notes 9.63% due 08/15/17*	5,000	5,050
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	11,000	9,790
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/20	51,000	53,614
		99,329
Commercial Services — 0.0%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	15,000	12,375
Computer Services — 0.1%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	11,000	12,076
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	10,000	10,050
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	20,000	25,632
		47,758

Security Description	Principal Amount(16)	Value (Note 3)
Computers — 0.2%
Hewlett-Packard Co. Senior Notes 3.00% due 09/15/16	$189,000	$190,576
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/41	13,000	13,712
		204,288
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 6.75% due 09/15/20	50,000	51,750
Ball Corp. Company Guar. Notes 7.13% due 09/01/16	10,000	10,500
Crown Americas LLC/Crown Americas Capital Corp. II Company Guar. Notes 7.63% due 05/15/17	45,000	47,587
Owens-Brockway Glass Container, Inc. Company Guar. Notes 7.38% due 05/15/16	50,000	52,000
		161,837
Containers-Paper/Plastic — 0.0%
Rock-Tenn Co. Company Guar. Notes 9.25% due 03/15/16	20,000	21,300
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	5,000	5,238
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/18*	25,000	24,812
Decision Support Software — 0.0%
PGS Solutions Company Guar. Notes 9.63% due 02/15/15	10,000	10,425
Dialysis Centers — 0.0%
DaVita, Inc. Company Guar. Notes 6.63% due 11/01/20	10,000	9,600
Diversified Banking Institutions — 1.6%
BAC Capital Trust XI Limited Guar. Notes 6.63% due 05/23/36	180,000	135,397
BAC Capital Trust XIII FRS Limited Guar. Notes 0.75% due 03/15/12(7)	41,000	21,800
BAC Capital Trust XV FRS Limited Guar. Notes 1.13% due 06/01/56	10,000	5,359
Bank of America Corp. FRS Senior Notes 1.80% due 07/11/14	9,000	8,010
Bank of America Corp. Senior Notes 5.00% due 05/13/21	11,000	9,814

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	$201,000	$174,621
Bank of America Corp. Senior Notes 7.38% due 05/15/14	55,000	56,707
Citigroup, Inc. Sub. Notes 4.88% due 05/07/15	9,000	8,993
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	25,000	24,519
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	100,000	102,616
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	27,000	26,877
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	4,000	4,245
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	150,000	157,844
Goldman Sachs Group, Inc. Senior Notes 3.70% due 08/01/15	110,000	107,699
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	125,000	121,258
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	12,000	12,354
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	125,000	121,808
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	9,000	8,233
JPMorgan Chase & Co. FRS Sub. Notes 1.53% due 09/01/15	21,000	20,407
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/20	50,000	50,119
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	155,000	163,238
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17	11,000	12,027
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18(7)	10,000	10,300
JPMorgan Chase Capital XXII Limited Guar. Notes 6.45% due 01/15/87	175,000	174,333
JPMorgan Chase Capital XXIII FRS Limited Guar. Bonds 1.29% due 05/15/77	5,000	3,357

Security Description	Principal Amount(16)	Value (Note 3)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 3.80% due 04/29/16	$150,000	$138,289
Morgan Stanley Sub. Notes 4.75% due 04/01/14	65,000	61,771
Morgan Stanley Senior Notes 5.55% due 04/27/17	16,000	15,409
Morgan Stanley Senior Notes 5.63% due 09/23/19	9,000	8,443
Morgan Stanley Senior Notes 6.63% due 04/01/18	109,000	108,135
Nationsbank Corp. Sub. Notes 7.25% due 10/15/25	4,000	3,858
NB Capital Trust IV Limited Guar. Notes 8.25% due 04/15/27	75,000	69,562
		1,947,402
Diversified Financial Services — 0.4%
General Electric Capital Corp. Senior Notes 3.75% due 11/14/14	130,000	135,709
General Electric Capital Corp. Senior Notes 4.38% due 09/16/20	10,000	10,176
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/21	115,000	119,301
General Electric Capital Corp. Senior Notes 5.63% due 05/01/18	35,000	38,262
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	20,000	20,499
General Electric Capital Corp. Senior Notes 6.00% due 06/15/12	115,000	119,262
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	35,000	39,955
		483,164
Diversified Manufacturing Operations — 0.2%
3M Co. Senior Notes 1.38% due 09/29/16	16,000	15,913
Cargill, Inc. Senior Notes 4.31% due 05/14/21*	145,000	157,209
General Electric Co. Senior Notes 5.25% due 12/06/17	9,000	10,000

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations (continued)
Harsco Corp. Senior Notes 2.70% due 10/15/15	$20,000	$20,346
Pentair, Inc. Company Guar. Notes 5.00% due 05/15/21	10,000	10,443
Textron, Inc. Senior Notes 4.63% due 09/21/16	10,000	10,122
		224,033
E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 8.50% due 07/01/16	10,000	10,979
NetFlix, Inc. Company Guar. Notes 8.50% due 11/15/17	20,000	21,650
		32,629
Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st. Mtg. Notes 5.38% due 11/01/40	18,000	20,412
Electric-Generation — 0.1%
AES Corp. Senior Notes 8.00% due 10/15/17	5,000	5,025
AES Corp. Senior Notes 8.00% due 06/01/20	75,000	75,000
		80,025
Electric-Integrated — 0.4%
Arizona Public Service Co. Senior Notes 5.05% due 09/01/41	4,000	4,360
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	65,000	73,220
Cleco Power LLC Senior Notes 6.00% due 12/01/40	10,000	11,872
CMS Energy Corp. Senior Notes 2.75% due 05/15/14	13,000	12,726
CMS Energy Corp. Senior Notes 6.25% due 02/01/20	25,000	25,770
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	70,000	81,504
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	25,000	28,372
Duquesne Light Holdings, Inc. Senior Notes 5.90% due 12/01/21*	7,000	7,093

Security Description	Principal Amount(16)	Value (Note 3)
Electric-Integrated (continued)
Edison International Senior Notes 3.75% due 09/15/17	$50,000	$50,670
Entergy Corp. Senior Notes 3.63% due 09/15/15	85,000	85,082
Entergy Mississippi, Inc. 1st Mtg. Notes 3.25% due 06/01/16	4,000	4,137
Exelon Corp. Senior Notes 5.63% due 06/15/35	5,000	5,217
Georgia Power Co. Senior Notes 3.00% due 04/15/16	7,000	7,333
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/21	6,000	6,317
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/16*	5,000	5,138
Kansas City Power & Light Co. Senior Notes 5.30% due 10/01/41	9,000	9,205
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	8,943	9,122
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/22	15,000	18,903
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/34	7,000	8,355
PPL Electric Utilities Corp. 1st Mtg. Notes 5.20% due 07/15/41	2,000	2,357
PSEG Power LLC Company Guar. Notes 4.15% due 09/15/21	9,000	9,016
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/21	17,000	16,861
SCANA Corp. Senior Notes 4.75% due 05/15/21	7,000	7,371
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(3)(4)	25,000	0
		490,001
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	7,000	6,825
Electronic Components-Semiconductors — 0.0%
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	12,000	14,316

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 4.75% due 07/15/20	$9,000	$9,314
Enterprise Software/Service — 0.0%
Mantech International Corp. Company Guar. Notes 7.25% due 04/15/18	15,000	14,850
Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 5.00% due 05/15/18	19,000	18,352
Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/21	20,000	19,894
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/18*	10,000	9,800
		48,046
Finance-Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	18,000	18,469
Finance-Consumer Loans — 0.1%
SLM Corp. Senior Notes 5.63% due 08/01/33	65,000	51,759
SLM Corp. Senior Notes 6.25% due 01/25/16	86,000	84,412
SLM Corp. Senior Notes 8.45% due 06/15/18	10,000	10,402
		146,573
Finance-Credit Card — 0.0%
Capital One Capital III Limited Guar. Bonds 7.69% due 08/15/36	6,000	5,865
Finance-Investment Banker/Broker — 0.3%
GFI Group, Inc. Senior Notes 8.38% due 07/19/18*	10,000	9,300
Jefferies Group, Inc. Senior Notes 5.13% due 04/13/18	17,000	15,921
Lazard Group LLC Senior Notes 6.85% due 06/15/17	170,000	187,187
Lehman Brothers Holdings Capital Trust VII FRS Limited Guar. Notes 5.86% due 05/31/12†(7)(9)(10)	8,000	1
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(9)(10)	10,000	2,362
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(9)(10)	11,000	6

Security Description	Principal Amount(16)	Value (Note 3)
Finance-Investment Banker/Broker (continued)
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(9)(10)	$15,000	$7
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	13,000	11,699
Merrill Lynch & Co., Inc. Sub. Notes 6.22% due 09/15/26	100,000	84,572
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/38	4,000	3,717
MF Global Holdings, Ltd. Senior Notes 6.25% due 08/08/16(17)	5,000	4,758
Scottrade Financial Services, Inc. Senior Notes 6.13% due 07/11/21*	8,000	8,325
		327,855
Finance-Leasing Companies — 0.0%
Boeing Capital Corp. Senior Notes 2.13% due 08/15/16	5,000	5,059
Boeing Capital Corp. Senior Notes 2.90% due 08/15/18	6,000	6,199
		11,258
Finance-Other Services — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.75% due 07/01/13*	60,000	60,698
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/37*	25,000	29,125
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/17	10,000	9,500
		99,323
Financial Guarantee Insurance — 0.0%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/66*	25,000	18,000
Food-Canned — 0.0%
Blue Merger Sub, Inc. Company Guar. Notes 7.63% due 02/15/19*	25,000	21,125
Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14	25,000	28,375
Food-Misc. — 0.0%
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	23,000	28,116
Food-Retail — 0.0%
Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	10,000	12,792

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	$15,000	$14,700
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/18	75,000	88,211
Southern Union Co. Senior Notes 7.60% due 02/01/24	6,000	7,100
		95,311
Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/15	5,000	4,563
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	10,000	9,650
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(3)(4)	50,000	0
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/18	5,000	4,700
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	20,000	20,625
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20	10,000	9,450
		44,425
Insurance-Life/Health — 0.1%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	10,000	10,537
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	14,000	14,265
Protective Life Corp. Senior Notes 8.45% due 10/15/39	30,000	34,651
Prudential Financial, Inc. Senior Notes 4.50% due 11/15/20	10,000	9,935
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/15	13,000	13,571
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	65,000	68,580
		151,539
Insurance-Multi-line — 0.2%
Genworth Financial, Inc. Senior Notes 7.63% due 09/24/21	4,000	3,447

Security Description	Principal Amount(16)	Value (Note 3)
Insurance-Multi-line (continued)
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/68	$35,000	$32,900
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/05/39*	150,000	174,745
		211,092
Insurance-Mutual — 0.3%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	10,000	10,418
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	170,000	160,650
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/39*	95,000	143,047
		314,115
Insurance-Property/Casualty — 0.5%
ACE Capital Trust II Limited Guar. Notes 9.70% due 04/01/30	180,000	228,864
Everest Reinsurance Holdings, Inc. FRS Jr. Sub. Bonds 6.60% due 05/15/37	230,000	199,237
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	160,000	161,664
		589,765
Machinery-Farming — 0.1%
Case New Holland, Inc. Senior Notes 7.88% due 12/01/17	35,000	37,275
CNH America LLC Company Guar. Notes 7.25% due 01/15/16	20,000	20,700
		57,975
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/19	9,000	8,280
Medical Instruments — 0.0%
Boston Scientific Corp. Senior Notes 6.00% due 01/15/20	11,000	12,332
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	10,000	13,393
Fresenius U.S. Finance II Company Guar. Notes 9.00% due 07/15/15*	20,000	22,100
Johnson & Johnson Notes 5.55% due 08/15/17	15,000	18,043

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Medical Products (continued)
Universal Hospital Services, Inc. Sec. Notes 8.50% due 06/01/15(8)	$5,000	$4,869
		58,405
Medical-Biomedical/Gene — 0.0%
Genzyme Corp. Company Guar. Notes 3.63% due 06/15/15	5,000	5,347
Medical-HMO — 0.0%
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/21	10,000	10,798
Medical-Hospitals — 0.2%
HCA, Inc. Senior Sec. Notes 7.25% due 09/15/20	10,000	10,100
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	100,000	106,000
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	2,000	1,732
Tenet Healthcare Corp Senior Sec. Notes 8.88% due 07/01/19	60,000	63,450
		181,282
Metal-Aluminum — 0.0%
Alcoa, Inc. Senior Notes 5.90% due 02/01/27	8,000	7,920
Alcoa, Inc. Senior Notes 6.15% due 08/15/20	8,000	8,104
		16,024
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc. Senior Notes 4.80% due 10/01/20	8,000	7,785
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/18	10,000	9,250
Multimedia — 0.3%
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	105,000	120,532
NBCUniversal Media LLC Senior Notes 3.65% due 04/30/15	100,000	105,208
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	8,000	8,564
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/23	100,000	128,044
		362,348

Security Description	Principal Amount(16)	Value (Note 3)
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	$10,000	$10,125
Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/18	10,000	10,398
Republic Services, Inc. Company Guar. Notes 5.70% due 05/15/41	2,000	2,266
Republic Services, Inc. Company Guar. Notes 6.20% due 03/01/40	8,000	9,613
Waste Management, Inc. Company Guar. Notes 2.60% due 09/01/16	6,000	6,014
		28,291
Office Automation & Equipment — 0.2%
Xerox Corp. Senior Notes 4.25% due 02/15/15	100,000	105,778
Xerox Corp. Senior Notes 4.50% due 05/15/21	12,000	12,001
Xerox Corp. Senior Notes 8.25% due 05/15/14	55,000	62,617
		180,396
Oil Companies-Exploration & Production — 0.3%
Alta Mesa Holdings/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/18	5,000	4,550
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	23,000	25,157
Anadarko Petroleum Corp. Notes 6.20% due 03/15/40	30,000	31,232
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/36	7,000	7,405
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/19	50,000	58,001
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18	10,000	9,800
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	30,000	30,900
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/20	15,000	15,675
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/19*	5,000	4,825

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/20	$10,000	$10,300
Milagro Oil & Gas Sec. Notes 10.50% due 05/15/16*	9,000	7,200
Newfield Exploration Co. Senior Notes 5.75% due 01/30/22	15,000	14,831
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/18	15,000	15,525
Noble Energy, Inc. Senior Notes 6.00% due 03/01/41	9,000	10,049
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/16	45,000	47,535
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	5,000	5,225
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/21	5,000	5,188
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/20	10,000	10,650
Range Resources Corp. Company Guar. Notes 7.50% due 10/01/17	15,000	15,900
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/21*	5,000	4,600
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/28	19,000	21,448
		355,996
Oil Companies-Integrated — 0.0%
Hess Corp. Senior Notes 5.60% due 02/15/41	5,000	5,394
Oil Refining & Marketing — 0.0%
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.65% due 02/15/22	7,000	6,899
Oil-Field Services — 0.0%
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/19*	5,000	4,888
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/18	20,000	19,850
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	15,000	15,260

Security Description	Principal Amount(16)	Value (Note 3)
Paper & Related Products (continued)
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	$60,000	$62,875
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	15,000	16,580
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/16*	8,000	7,760
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/19	25,000	28,472
		150,797
Pharmacy Services — 0.1%
Express Scripts, Inc. Company Guar. Notes 6.25% due 06/15/14	80,000	88,057
Pipelines — 0.4%
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	10,000	10,225
El Paso Corp. Senior Notes 6.88% due 06/15/14	5,000	5,614
El Paso Corp. Senior Notes 7.00% due 06/15/17	85,000	95,214
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	35,000	35,963
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/41	21,000	19,631
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/18*	5,000	4,750
IFM US Colonial Pipeline 2 LLC Senior Sec. Notes 6.45% due 05/01/21*	20,000	22,462
Kinder Morgan Energy Partners LP Senior Notes 6.38% due 03/01/41	75,000	79,613
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/18*	32,000	31,600
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	165,000	171,736
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 6.50% due 05/01/18	13,000	14,969
Southern Natural Gas Co./Southern Natural Issuing Corp. Senior Notes 4.40% due 06/15/21*	8,000	8,076
		499,853

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Printing-Commercial — 0.0%
Deluxe Corp. Senior Notes 7.38% due 06/01/15	$25,000	$24,750
Real Estate Investment Trusts — 1.0%
BioMed Realty LP Company Guar. Notes 3.85% due 04/15/16	5,000	4,901
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/18	5,000	4,830
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	14,000	14,187
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	58,000	58,809
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	100,000	108,337
Duke Realty LP Senior Notes 6.75% due 03/15/20	45,000	46,732
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	35,000	36,225
ERP Operating LP Senior Notes 5.75% due 06/15/17	98,000	109,463
HCP, Inc. Senior Notes 3.75% due 02/01/16	55,000	54,354
HCP, Inc. Senior Notes 5.38% due 02/01/21	15,000	15,050
HCP, Inc. Senior Notes 6.00% due 01/30/17	90,000	94,760
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/22	125,000	118,534
Host Hotels & Resorts LP Company Guar. Notes 6.38% due 03/15/15	30,000	29,850
Host Hotels & Resorts LP Company Guar. Notes 6.75% due 06/01/16	40,000	40,000
Host Hotels & Resorts, Inc. Company Guar. Notes 6.00% due 11/01/20	20,000	19,450
Kilroy Realty LP Company Guar. Notes 4.80% due 07/15/18	4,000	3,859
Kimco Realty Corp. Senior Notes 5.58% due 11/23/15	120,000	128,227

Security Description	Principal Amount(16)	Value (Note 3)
Real Estate Investment Trusts (continued)
Realty Income Corp. Senior Notes 6.75% due 08/15/19	$75,000	$87,262
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18	5,000	4,650
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	150,000	157,557
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/21	86,000	82,592
		1,219,629
Real Estate Management/Services — 0.1%
AMB Property LP Company Guar. Notes 6.13% due 12/01/16	125,000	129,032
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/19*	10,000	9,325
		138,357
Real Estate Operations & Development — 0.1%
First Industrial LP Senior Notes 5.75% due 01/15/16	10,000	9,804
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	90,000	94,887
		104,691
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(3)(4)	10,000	1
Rental Auto/Equipment — 0.0%
RSC Equipment Rental, Inc./ RSC Holdings III LLC Company Guar. Notes 8.25% due 02/01/21	10,000	8,650
Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Senior Notes 6.90% due 07/15/17	35,000	36,662
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/20	15,000	15,750
		52,412
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 4.00% due 11/15/20	100,000	100,154
Retail-Discount — 0.0%
HSN, Inc. Company Guar. Notes 11.25% due 08/01/16	10,000	10,950

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Discount (continued)
Wal-Mart Stores, Inc. Senior Notes 5.25% due 09/01/35	$6,000	$6,885
Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/41	13,000	16,016
		33,851
Retail-Drug Store — 0.2%
CVS Caremark Corp. Senior Notes 3.25% due 05/18/15	20,000	21,049
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	13,000	15,832
CVS Caremark Corp. FRS Jr. Sub. Notes 6.30% due 06/01/62	50,000	48,375
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30	128,760	144,680
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/33*	9,847	10,236
		240,172
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 7.50% due 10/01/19*	30,000	31,950
Retail-Propane Distribution — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 6.50% due 05/20/21	25,000	24,125
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/21	10,000	8,500
Inergy LP/Inergy Finance Corp. Company Guar. Notes 6.88% due 08/01/21	5,000	4,550
		37,175
Retail-Regional Department Stores — 0.1%
Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	75,000	82,315
Macy's Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	10,000	11,222
		93,537
Retail-Restaurants — 0.0%
Dave & Buster's, Inc. Company Guar. Notes 11.00% due 06/01/18	10,000	9,925
Retail-Toy Stores — 0.0%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/17	9,000	8,775

Security Description	Principal Amount(16)	Value (Note 3)
Satellite Telecom — 0.0%
EH Holding Corp. Senior Sec. Notes 6.50% due 06/15/19*	$5,000	$4,813
Seismic Data Collection — 0.0%
Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/14	10,000	7,875
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/21*	10,000	9,275
Special Purpose Entities — 0.4%
Farmers Exchange Capital Sub. Notes 7.05% due 07/15/28*	145,000	155,381
FUEL Trust Sec. Notes 3.98% due 06/15/16*	12,000	11,749
FUEL Trust Sec. Notes 4.21% due 04/15/16*	360,000	358,661
		525,791
Steel-Producers — 0.0%
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	10,000	10,000
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	10,000	9,850
		19,850
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20	5,000	4,800
Telecom Services — 0.4%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/28	12,000	13,659
Qwest Corp. Senior Notes 7.50% due 10/01/14	20,000	21,600
SBA Tower Trust Sec. Notes 4.25% due 04/15/15*	200,000	211,159
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	170,000	233,666
		480,084
Telecommunication Equipment — 0.0%
Harris Corp. Notes 4.40% due 12/15/20	9,000	9,575
Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 6.45% due 06/15/34	6,000	6,904
BellSouth Corp. Senior Notes 6.55% due 06/15/34	6,000	6,957

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Century Telephone Enterprise Senior Notes 6.88% due 01/15/28	$5,000	$4,329
CenturyLink, Inc. Senior Notes 6.45% due 06/15/21	32,000	29,652
CenturyLink, Inc. Senior Notes 7.60% due 09/15/39	14,000	12,593
Frontier Communications Corp. Senior Notes 7.13% due 03/15/19	35,000	33,337
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	10,000	9,800
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	35,000	33,950
Qwest Communications International, Inc. Company Guar. Notes 7.13% due 04/01/18	25,000	24,500
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15	30,000	31,200
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	20,000	17,200
Verizon Communications, Inc. Senior Notes 1.95% due 03/28/14	10,000	10,235
Windstream Corp. Company Guar. Notes 7.88% due 11/01/17	40,000	40,500
Windstream Corp. Company Guar. Notes 8.13% due 09/01/18	25,000	25,188
		286,345
Television — 0.2%
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	125,000	143,691
CBS Corp. Company Guar. Notes 8.88% due 05/15/19	55,000	70,244
		213,935
Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 4.75% due 05/05/21	15,000	15,516
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	35,000	45,878
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	135,000	178,901
Lorillard Tobacco Co. Company Guar. Notes 3.50% due 08/04/16	10,000	10,014

Security Description	Principal Amount(16)	Value (Note 3)
Tobacco (continued)
Lorillard Tobacco Co. Company Guar. Notes 8.13% due 06/23/19	$60,000	$70,290
		320,599
Transport-Rail — 0.0%
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	5,000	5,934
Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 3.15% due 03/02/15	4,000	4,074
Ryder System, Inc. Senior Notes 3.60% due 03/01/16	8,000	8,349
		12,423
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	15,000	15,787
Wireless Equipment — 0.0%
American Tower Corp. Senior Notes 4.50% due 01/15/18	17,000	17,019
Motorola, Inc. Senior Notes 6.63% due 11/15/37	1,290	1,534
		18,553
Total U.S. Corporate Bonds & Notes (cost $15,023,335)		15,417,203
FOREIGN CORPORATE BONDS & NOTES — 1.6%
Banks-Commercial — 0.2%
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16*(7)	20,000	14,800
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	110,000	100,968
Barclays Bank PLC FRS Jr. Sub. Notes 6.86% due 06/15/32*(7)	9,000	6,480
Dresdner Bank AG Sub. Notes 7.25% due 09/15/15	7,000	6,546
Groupe BPCE SA FRS Jr. Sub Notes 2.33% due 12/30/11(7)	23,000	9,775
Nordea Bank AB VRS Jr. Sub. Bonds 8.38% due 03/25/15(7)	8,000	8,040
Rabobank Nederland NV Company Guar. Notes 2.13% due 10/13/15	10,000	9,977
Toronto-Dominion Bank Senior Notes 2.50% due 07/14/16	9,000	9,238

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES — 1.6%
Banks-Commercial (continued)
Westpac Banking Corp. FRS Jr. Sub. Notes 0.74% due 03/30/12(7)	$40,000	$23,200
		189,024
Banks-Special Purpose — 0.0%
Export-Import Bank of Korea Senior Notes 4.38% due 09/15/21	12,000	11,303
Beverages-Wine/Spirits — 0.1%
Pernod-Ricard SA Senior Notes 5.75% due 04/07/21*	150,000	164,408
Brewery — 0.2%
Cia de Bebidas das Americas Senior Notes 8.75% due 09/15/13	220,000	248,600
Computers-Memory Devices — 0.0%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	35,000	34,825
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Escrow Notes 10.25% due 04/01/05†(3)(4)	25,000	0
Diversified Banking Institutions — 0.0%
Royal Bank of Scotland Group PLC Sub. Notes 5.00% due 10/01/14	9,000	8,381
Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 7.50% due 03/15/18	10,000	10,675
Bombardier, Inc. Senior Notes 7.75% due 03/15/20*	35,000	37,275
		47,950
Diversified Minerals — 0.0%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	11,000	13,514
Gold Mining — 0.0%
AngloGold Ashanti Holdings PLC Company Guar. Notes 5.38% due 04/15/20	7,000	6,858
Kinross Gold Corp. Company Guar. Notes 6.88% due 09/01/41*	9,000	9,628
		16,486
Insurance-Multi-line — 0.1%
Aegon NV FRS Jr. Sub. Notes 3.17% due 07/15/14(7)	18,000	8,385
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(7)	2,000	1,720

Security Description	Principal Amount(16)	Value (Note 3)
Insurance-Multi-line (continued)
XL Group PLC Senior Notes 5.25% due 09/15/14	$21,000	$21,865
XL Group PLC Senior Notes 6.38% due 11/15/24	14,000	14,783
XL Group, Ltd. Company Guar. Notes 5.75% due 10/01/21	16,000	15,954
		62,707
Insurance-Reinsurance — 0.0%
Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40	11,000	12,204
Internet Connectivity Services — 0.0%
eAccess, Ltd. Company Guar. Notes 8.25% due 04/01/18*	10,000	9,200
Oil & Gas Drilling — 0.1%
Ensco PLC Senior Notes 4.70% due 03/15/21	6,000	6,115
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/15	75,000	78,987
Transocean, Inc. Company Guar. Notes 6.00% due 03/15/18	10,000	10,648
		95,750
Oil Companies-Exploration & Production — 0.0%
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/17*	15,000	15,150
Nexen, Inc. Bonds 6.40% due 05/15/37	6,000	6,106
Nexen, Inc. Senior Notes 7.50% due 07/30/39	12,000	14,054
		35,310
Oil Companies-Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	190,000	196,323
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	15,000	15,903
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	16,000	21,377
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/21	200,000	199,261
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/41	14,000	14,490

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)		Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Petroleos Mexicanos Company Guar. Notes 6.50% due 06/02/41		$10,000	$10,350
			457,704
Paper & Related Products — 0.0%
Sappi Papier Holding GmbH Senior Sec. Notes 6.63% due 04/15/21*		10,000	8,500
Pipelines — 0.0%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67		13,000	12,944
Steel-Producers — 0.1%
Arcelormittal Senior Notes 3.75% due 08/05/15		75,000	70,028
SupraNational Banks — 0.0%
Asian Development Bank Senior Notes 5.82% due 06/16/28		9,000	11,893
Telephone-Integrated — 0.2%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/30		75,000	100,036
Telecom Italia Capital SA Company Guar. Notes 5.25% due 10/01/15		21,000	20,021
Telecom Italia Capital SA Company Guar. Notes 7.00% due 06/04/18		8,000	8,016
Telefonica Emisiones SAU Company Guar. Notes 2.58% due 04/26/13		135,000	130,644
			258,717
Television — 0.1%
Videotron Ltee Company Guar. Notes 9.13% due 04/15/18		112,000	122,080
Transport-Marine — 0.0%
Navios Maritime Holdings, Inc. Senior Sec. Notes 8.88% due 11/01/17		25,000	24,375
Total Foreign Corporate Bonds & Notes (cost $1,910,535)			1,915,903
FOREIGN GOVERNMENT AGENCIES — 0.8%
Regional Authority — 0.0%
Province of British Columbia Canada Senior Notes 2.85% due 06/15/15		3,000	3,199
Sovereign — 0.8%
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/12	BRL	1,330,000	722,136
Republic of Argentina Senior Bonds 8.28% due 12/31/33(11)		26,346	18,047

Security Description	Principal Amount(16)	Value (Note 3)
Sovereign (continued)
Republic of Indonesia Senior Bonds 6.63% due 02/17/37	$100,000	$112,000
Republic of Turkey Senior Bonds 11.88% due 01/15/30	42,000	68,775
Russian Federation Senior Bonds 7.50% due 03/31/30(2)	41,750	46,913
United Mexican States Senior Notes 6.05% due 01/11/40	19,000	21,470
		989,341
Total Foreign Government Agencies (cost $1,017,411)		992,540
MUNICIPAL BONDS & NOTES — 0.5%
Municipal Bonds — 0.5%
California State General Obligation Bonds 6.20% due 10/01/19	75,000	85,453
California State General Obligation Bonds 7.55% due 04/01/39	105,000	128,652
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40	100,000	137,759
Port Authority of New York & New Jersey Revenue Bonds 4.93% due 10/01/51	14,000	14,392
State of Illinois General Obligation Bonds 5.67% due 03/01/18	135,000	145,317
State of Illinois General Obligation Bonds 5.88% due 03/01/19	70,000	74,713
Total Municipal Bonds & Notes (cost $524,408)		586,286
U.S. GOVERNMENT AGENCIES — 23.1%
Federal Home Loan Mtg. Corp. — 3.0%
4.00% due 05/01/40	72,246	75,942
4.00% due October TBA	2,000,000	2,093,125
4.50% due 01/01/39	20,000	21,213
5.00% due 05/01/20	475,858	514,270
5.00% due 05/01/34	104,791	113,982
5.00% due 07/01/35	18,203	19,611
5.00% due 08/01/35	100,575	108,355
5.50% due 07/01/34	25,876	28,179
5.50% due 05/01/37	25,201	27,408
5.50% due 09/01/37	45,874	49,790
5.50% due 07/01/38	22,053	23,936
6.00% due 08/01/26	109,881	120,652
6.00% due 12/01/36	22,435	24,690
6.00% due 04/01/40	318,732	349,828
6.50% due 05/01/16	570	585
6.50% due 05/01/29	5,234	5,939
6.50% due 03/01/36	21,926	24,472
6.50% due 05/01/36	3,019	3,369
7.00% due 04/01/32	7,751	8,969

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
7.50% due 08/01/23	$548	$631
7.50% due 08/01/25	1,868	2,150
Federal Home Loan Mtg. Corp., REMIC Series 2635, Class NJ 3.00% due 03/15/17(5)	16,669	16,814
Series 1577, Class PK 6.50% due 09/15/23(5)	27,523	30,742
Series 1226, Class Z 7.75% due 03/15/22(5)	1,280	1,410
		3,666,062
Federal National Mtg. Assoc. — 15.5%
4.00% due October TBA	8,000,000	8,385,000
4.50% due 01/01/39	32,097	34,115
4.50% due 06/01/39	550,553	588,949
4.56% due 01/01/15	556,216	596,303
4.85% due 11/01/15	592,311	650,843
5.00% due 03/01/18	13,446	14,548
5.00% due 06/01/19	5,615	6,075
5.00% due 02/01/20	25,873	27,993
5.00% due 05/01/35	15,338	16,560
5.00% due 07/01/40	290,693	313,216
5.50% due 03/01/18	26,917	29,274
5.50% due 05/01/20	47,912	52,122
5.50% due 06/01/20	106,070	115,428
5.50% due 11/01/22	22,418	24,314
5.50% due 06/01/34	21,550	23,542
5.50% due 06/01/35	803,965	887,301
5.50% due 12/01/35	62,246	67,959
5.50% due 06/01/36	394,909	431,524
5.50% due 11/01/36	18,495	20,155
5.50% due 12/01/36	22,510	24,530
5.50% due 05/01/37	31,192	33,938
5.50% due 07/01/38	58,117	63,160
5.50% due October TBA	2,400,000	2,604,375
5.92% due 10/01/11	5,325	5,321
6.00% due 06/01/17	11,726	12,756
6.00% due 06/01/21	303,729	330,657
6.00% due 12/01/33	42,218	46,864
6.00% due 05/01/34	32,045	35,502
6.00% due 07/01/34	8,910	9,871
6.00% due October TBA	1,300,000	1,425,938
6.50% due 09/01/32	46,558	52,390
6.50% due 07/01/36	17,145	19,078
6.50% due October TBA	1,700,000	1,873,719
7.00% due 06/01/37	119,438	137,170
		18,960,490
Government National Mtg. Assoc. — 4.6%
4.00% due October TBA	2,000,000	2,138,750
4.50% due October TBA	3,000,000	3,259,219
6.00% due 11/15/28	76,502	85,870
7.00% due 07/15/33	27,164	31,425
7.50% due 01/15/32	7,827	9,185
8.50% due 11/15/17	1,314	1,483
9.00% due 11/15/21	498	587

Security Description	Shares/ Principal Amount(16)	Value (Note 3)
Government National Mtg. Assoc. (continued)
Government National Mtg. Assoc., REMIC Series 2005-74, Class HB 7.50% due 09/15/35(5)	$2,303	$2,628
Series 2005-74, Class HC 7.50% due 09/16/35(5)	13,806	15,802
		5,544,949
Total U.S. Government Agencies (cost $27,664,397)		28,171,501
U.S. GOVERNMENT TREASURIES — 7.5%
United States Treasury Bonds — 2.6%
2.13% due 02/15/40 TIPS(12)	17,769	22,546
2.13% due 02/15/41 TIPS(12)	39,202	50,062
3.88% due 08/15/40	11,000	13,069
4.25% due 05/15/39	200,000	251,688
4.38% due 02/15/38	725,000	926,187
4.38% due 11/15/39	900,000	1,157,062
4.38% due 05/15/41	44,000	56,843
4.50% due 02/15/36	490,000	634,473
4.50% due 08/15/39	4,000	5,236
4.75% due 02/15/41	6,000	8,198
5.25% due 11/15/28	8,000	10,904
		3,136,268
United States Treasury Notes — 4.9%
1.38% due 02/15/13	4,525,000	4,595,174
2.13% due 08/15/21	21,000	21,371
2.63% due 08/15/20	350,000	374,855
3.13% due 05/15/21	500,000	554,960
4.50% due 03/31/12(13)	500,000	510,801
		6,057,161
Total U.S. Government Treasuries (cost $8,567,992)		9,193,429
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader's Digest Assoc., Inc. Expires 02/19/14(3)(4)	48	0
Television — 0.0%
Ion Media Networks, Inc. Expires 12/18/16 (strike price $687.50)(3)(4)(18)	2	250
Ion Media Networks, Inc. Expires 12/18/16 (strike price $500.00)(3)(4)(18)	2	450
		700
Total Warrants (cost $49)		700
Total Long-Term Investment Securities (cost $131,431,107)		132,653,820

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
REPURCHASE AGREEMENTS — 11.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/11, to be repurchased 10/03/11 in the amount of 1,017,001 and collateralized by $1,005,000 of United States Treasury Notes, bearing interest at 1.75%, due 01/31/14 and having an approximate value of $1,040,175	$1,017,000	$1,017,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/11, to be repurchased 10/03/11 in the amount of $115,000 and collateralized by $120,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 0.90%, due 09/12/14 and having an approximate value of $120,176	115,000	115,000
Bank of America Securities LLC Joint Repurchase Agreement(14)	2,225,000	2,225,000
BNP Paribas SA Joint Repurchase Agreement(14)	1,710,000	1,710,000
Deutsche Bank AG Joint Repurchase Agreement(14)	1,555,000	1,555,000
Royal Bank of Scotland Joint Repurchase Agreement(14)	1,710,000	1,710,000
State Street Bank & Trust Co. Joint Repurchase Agreement(14)	3,978,000	3,978,000
UBS Securities LLC Joint Repurchase Agreement(14)	1,970,000	1,970,000
Total Repurchase Agreements (cost $14,280,000)		14,280,000
TOTAL INVESTMENTS (cost $145,711,107)(15)	120.3%	146,933,820
Liabilities in excess of other assets	(20.3)	(24,773,136)
NET ASSETS	100.0%	$122,160,684

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2011, the aggregate value of these securities was $4,151,290 representing 3.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Security was valued using fair value procedures at September 30, 2011. The aggregate value of these securities was $3,819,256 representing 3.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 3 regarding fair value pricing for foreign equity securities.

(2)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(3)  Illiquid security. At September 30, 2011, the aggregate value of these securities was $701 representing 0% of net assets.

(4)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 3.

(5)  Collateralized Mortgage Obligation

(6)  Commercial Mortgage Backed Security

(7)  Perpetual maturity — maturity date reflects the next call date.

(8)  Income may be received in cash or additional bonds/shares at the discretion of the issuer.

(9)  Company has filed for Chapter 11 bankruptcy protection.

(10)  Bond in default

(11)  A portion of the interest was paid in additional bonds/loans.

(12)  Principal amount of security is adjusted for inflation.

(13)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(14)  See Note 3 for details of Joint Repurchase Agreements.

(15)  See Note 4 for cost of investments on a tax basis.

(16)  Denominated in United States dollars unless otherwise indicated.

(17)  Company has filed for Chapter 11 bankruptcy protection subsequent to September 30, 2011.

(18)  Denotes a restricted security that (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 3. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exits. As of September 30, 2011, the Multi-Managed Moderate Growth Portfolio held the following restricted security:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc. Expires 12/18/16 (strike price $500.00) Warrants	03/01/2011	2.00	$—	$450	$225	0.00%
ION Media Networks, Inc. Expires 12/18/16 (strike price $687.50) Warrants	11/11/2010	2.00	—	250	125	0.00%
				$700		0.00%

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at
September 30, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2011	Unrealized Appreciation (Depreciation)
8	Short	Australian 10YR Bonds	December 2011	$894,771	$884,616	$10,155
6	Long	Euro-Bobl	December 2011	980,105	981,742	1,637
5	Short	Euro-Bund	December 2011	924,865	914,312	10,553
6	Long	Long Gilt	December 2011	1,221,006	1,216,239	(4,767)
6	Short	U.S. Treasury 5YR Notes	December 2011	735,937	734,906	1,031
25	Long	U.S. Treasury 10YR Notes	December 2011	3,246,844	3,252,344	5,500
19	Short	U.S. Long Bonds	December 2011	2,680,253	2,709,875	(29,622)
2	Long	U.S. Ultra Bonds	December 2011	309,750	317,250	7,500
						$1,987

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	USD	275,209	MXN	3,503,000	12/21/2011	$—	$(24,449)
Royal Bank of Canada	BRL	1,878,000	USD	1,122,404	12/02/2011	136,326	—
	MXN	4,670,000	USD	351,475	12/21/2011	17,176	—
	USD	367,319	BRL	610,000	12/02/2011	—	(47,027)
	USD	90,807	MXN	1,167,000	12/21/2011	—	(7,268)
						153,502	(54,295)
Net Unrealized Appreciation/(Depreciation)						$153,502	$(78,744)

BRL — Brazilian Real

MXN — Mexican Peso

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2011 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$64,734,474	$3,819,256	#	$—	$68,553,730
Preferred Stocks	212,352	16,742		—	229,094
Asset Backed Securities	—	7,593,434		—	7,593,434
U.S. Corporate Bonds & Notes	—	15,221,607		195,596	15,417,203
Foreign Corporate Bonds & Notes	—	1,915,903		0	1,915,903
Foreign Government Agencies	—	992,540		—	992,540
Municipal Bonds & Notes	—	586,286		—	586,286
U.S. Government Agencies	—	28,171,501		—	28,171,501
U.S. Government Treasuries	—	9,193,429		—	9,193,429
Warrants	—	—		700	700
Repurchase Agreements	—	14,280,000		—	14,280,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	36,376	—		—	36,376
Open Forward Foreign Currency Contracts - Appreciation	—	153,502		—	153,502
Total	$64,983,202	$81,944,200		$196,296	$147,123,698
Liabilities:
Other Financial Instruments+
Open Futures Contracts - Depreciation	34,389	—		—	34,389
Open Forward Foreign Currency Contracts - Depreciation	—	78,744		—	78,744
Total	$34,389	$78,744		$—	$113,133

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

#  Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $3,819,256 representing 3.1% of net ssets. See Note 3.

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
Balance as of 3/31/2011	$6,050	$379,442	$0	$620
Accrued discounts	—	7	—	—
Accrued premiums	—	(55)	—	—
Realized gain	—	13,119	—	—
Realized loss	—	(475)	—	—
Change in unrealized appreciation(1)	—	873	—	190
Change in unrealized depreciation(1)	(1,050)	(23,734)	—	(110)
Net purchases	—	—	—	—
Net sales	(5,000)	(173,581)	—	—
Transfers into Level 3(2)	—	—	—	—
Transfers out of Level 3(2)	—	—	—	—
Balance as of 9/30/2011	$—	$195,596	$0	$700

(1)  The total change in unrealized appreciation(depreciation) included in the statement of operations attributable to level 3 investments still held at September 30, 2011 includes:

Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
$—	$(12,334)	$—	$700

(2)  The Fund's policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — September 30, 2011 (unaudited)

Industry Allocation*
Federal National Mtg. Assoc.	23.4%
Repurchase Agreements	15.2
Diversified Financial Services	10.2
Government National Mtg. Assoc.	8.1
Federal Home Loan Mtg. Corp.	4.8
United States Treasury Bonds	3.7
United States Treasury Notes	3.5
Diversified Banking Institutions	3.1
Computers	2.6
Medical-Biomedical/Gene	1.8
Banks-Commercial	1.6
Pharmacy Services	1.6
E-Commerce/Services	1.5
Oil Companies-Exploration & Production	1.5
Real Estate Investment Trusts	1.5
Multimedia	1.5
Banks-Super Regional	1.5
Sovereign	1.4
Oil Companies-Integrated	1.3
Telephone-Integrated	1.2
Oil-Field Services	1.1
Transport-Services	1.1
Electric-Integrated	1.1
Finance-Investment Banker/Broker	1.0
Applications Software	0.9
Retail-Apparel/Shoe	0.9
Cable/Satellite TV	0.8
Municipal Bonds	0.8
Insurance-Property/Casualty	0.8
Special Purpose Entities	0.7
Pipelines	0.7
Diversified Manufacturing Operations	0.7
Computers-Memory Devices	0.6
Industrial Automated/Robotic	0.6
Insurance-Life/Health	0.6
Enterprise Software/Service	0.6
Auto-Cars/Light Trucks	0.6
Medical Products	0.6
Metal Processors & Fabrication	0.6
Telecom Services	0.6
Casino Hotels	0.6
Medical-Drugs	0.5
Metal-Diversified	0.5
Tobacco	0.5
Wireless Equipment	0.5
Chemicals-Diversified	0.5
Insurance-Multi-line	0.5
Television	0.5
Vitamins & Nutrition Products	0.4
Cosmetics & Toiletries	0.4
Beverages-Non-alcoholic	0.4
Commercial Services	0.4
Brewery	0.4
Retail-Drug Store	0.4
Retail-Jewelry	0.4
Advertising Agencies	0.4
Aerospace/Defense-Equipment	0.4
Electronic Components-Misc.	0.3
Cellular Telecom	0.3
Web Portals/ISP	0.3
Insurance-Mutual	0.3
Broadcast Services/Program	0.3%
Electronic Forms	0.3
Electronic Components-Semiconductors	0.3
Airlines	0.3
Athletic Footwear	0.3
Semiconductor Components-Integrated Circuits	0.3
Beverages-Wine/Spirits	0.3
Transport-Rail	0.2
Medical-HMO	0.2
Medical-Hospitals	0.2
Steel-Producers	0.2
Agricultural Chemicals	0.2
Office Automation & Equipment	0.2
Paper & Related Products	0.2
Real Estate Operations & Development	0.2
Food-Misc.	0.2
Containers-Metal/Glass	0.2
Retail-Sporting Goods	0.2
Retail-Discount	0.2
Finance-Consumer Loans	0.2
Banks-Money Center	0.2
Electronic Connectors	0.2
Aerospace/Defense	0.2
Electric-Generation	0.2
Real Estate Management/Services	0.2
Hotels/Motels	0.2
Electric Products-Misc.	0.2
Auto-Heavy Duty Trucks	0.2
Retail-Auto Parts	0.2
Retail-Building Products	0.1
Retail-Regional Department Stores	0.1
Investment Management/Advisor Services	0.1
Chemicals-Specialty	0.1
Coal	0.1
Metal-Copper	0.1
Finance-Other Services	0.1
Software Tools	0.1
Oil & Gas Drilling	0.1
Gas-Distribution	0.1
Apparel Manufacturers	0.1
Instruments-Controls	0.1
Human Resources	0.1
Commercial Services-Finance	0.1
Gold Mining	0.1
Rental Auto/Equipment	0.1
Computer Services	0.1
Banks-Fiduciary	0.1
Engineering/R&D Services	0.1
Independent Power Producers	0.1
Finance-Auto Loans	0.1
Machinery-Farming	0.1
Non-Hazardous Waste Disposal	0.1
Cruise Lines	0.1
Machinery-Construction & Mining	0.1
Financial Guarantee Insurance	0.1
Building Products-Wood	0.1
Auto/Truck Parts & Equipment-Original	0.1
124.6%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — September 30, 2011 (unaudited) (continued)

Credit Quality†#
AAA	2.5%
AA	59.0
A	9.0
BBB	14.6
BB	6.2
B	2.0
CCC	1.9
CC	0.2
Below C	0.3
Not Rated@	4.3
100.0%

†  Source: Standard and Poor's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK — 30.6%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	14,041	$101,095
Aerospace/Defense — 0.1%
Boeing Co.	1,158	70,071
Aerospace/Defense-Equipment — 0.3%
Goodrich Corp.	1,161	140,110
United Technologies Corp.	2,081	146,419
		286,529
Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	211	26,035
Monsanto Co.	1,200	72,048
Mosaic Co.	528	25,856
Potash Corp. of Saskatchewan, Inc.	2,125	91,843
		215,782
Airlines — 0.0%
AMR Corp.†	6,123	18,124
Apparel Manufacturers — 0.1%
Prada SpA†(14)	26,400	109,584
Applications Software — 0.9%
Microsoft Corp.	34,761	865,201
Athletic Footwear — 0.3%
NIKE, Inc., Class B	3,065	262,088
Auto-Cars/Light Trucks — 0.4%
Ford Motor Co.†	39,205	379,112
General Motors Co.†	2,217	44,739
		423,851
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	2,534	85,700
Banks-Commercial — 0.3%
Lloyds Banking Group PLC†(14)	56,525	29,973
Regions Financial Corp.	10,455	34,815
Standard Chartered PLC(14)	13,115	261,768
		326,556
Banks-Fiduciary — 0.0%
State Street Corp.	874	28,108
Banks-Super Regional — 0.7%
Capital One Financial Corp.	3,523	139,617
Fifth Third Bancorp	8,163	82,446
PNC Financial Services Group, Inc.	2,275	109,632
SunTrust Banks, Inc.	2,697	48,411
US Bancorp	4,140	97,456
Wells Fargo & Co.	6,633	159,988
		637,550
Beverages-Non-alcoholic — 0.4%
Coca-Cola Co.	3,331	225,042
PepsiCo, Inc.	2,823	174,744
		399,786
Brewery — 0.1%
Anheuser-Busch InBev NV(14)	2,488	131,947
Casino Hotels — 0.5%
MGM Resorts International†	35,881	333,335
Wynn Resorts, Ltd.	1,114	128,199
		461,534

Security Description	Shares	Value (Note 3)
Chemicals-Diversified — 0.5%
Celanese Corp., Series A	2,386	$77,617
Dow Chemical Co.	5,386	120,969
E.I. du Pont de Nemours & Co.	1,975	78,941
Israel Chemicals, Ltd.(14)	11,244	128,274
LyondellBasell Industries NV, Class A	1,689	41,262
		447,063
Commercial Services — 0.4%
Iron Mountain, Inc.	11,730	370,903
Commercial Services-Finance — 0.1%
Mastercard, Inc., Class A	312	98,954
Computers — 2.3%
Apple, Inc.†	5,665	2,159,385
Dell, Inc.†	8,056	113,992
Hewlett-Packard Co.	557	12,505
		2,285,882
Computers-Memory Devices — 0.6%
EMC Corp.†	29,587	621,031
Cosmetics & Toiletries — 0.4%
Colgate-Palmolive Co.	1,572	139,405
Procter & Gamble Co.	4,056	256,258
		395,663
Cruise Lines — 0.1%
Carnival Corp.	1,825	55,298
Diversified Banking Institutions — 0.6%
Bank of America Corp.	7,501	45,906
Citigroup, Inc.	2,682	68,713
Goldman Sachs Group, Inc.	2,181	206,214
JPMorgan Chase & Co.	5,677	170,991
Morgan Stanley	5,061	68,323
		560,147
Diversified Manufacturing Operations — 0.3%
Dover Corp.	1,689	78,707
Eaton Corp.	1,119	39,725
General Electric Co.	9,739	148,422
Parker Hannifin Corp.	281	17,740
		284,594
E-Commerce/Products — 0.0%
Amazon.com, Inc.†	106	22,920
E-Commerce/Services — 1.5%
eBay, Inc.†	48,930	1,442,946
Electric Products-Misc. — 0.2%
Emerson Electric Co.	3,574	147,642
Electric-Integrated — 0.3%
Dominion Resources, Inc.	1,663	84,430
NextEra Energy, Inc.	1,143	61,745
PG&E Corp.	1,267	53,607
Progress Energy, Inc.	1,249	64,598
		264,380
Electronic Components-Misc. — 0.3%
TE Connectivity, Ltd.	11,640	327,550
Electronic Components-Semiconductors — 0.3%
Broadcom Corp., Class A†	1,975	65,748
Intel Corp.	3,426	73,076
Micron Technology, Inc.†	10,983	55,354

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Electronic Components-Semiconductors (continued)
Texas Instruments, Inc.	2,492	$66,412
		260,590
Electronic Connectors — 0.2%
Amphenol Corp., Class A	4,090	166,749
Electronic Forms — 0.3%
Adobe Systems, Inc.†	12,308	297,484
Engineering/R&D Services — 0.1%
Fluor Corp.	1,795	83,557
Enterprise Software/Service — 0.6%
Oracle Corp.	20,143	578,910
Entertainment Software — 0.0%
Activision Blizzard, Inc.	2,081	24,764
Finance-Investment Banker/Broker — 0.3%
Charles Schwab Corp.	21,949	247,365
Food-Misc. — 0.1%
Kellogg Co.	2,624	139,571
Gold Mining — 0.1%
Newmont Mining Corp.	1,056	66,422
Hotels/Motels — 0.2%
Gaylord Entertainment Co.†	422	8,161
Hyatt Hotels Corp., Class A†	1,677	52,608
Marriott International, Inc., Class A	1,672	45,545
Starwood Hotels & Resorts Worldwide, Inc.	1,319	51,204
		157,518
Human Resources — 0.1%
Monster Worldwide, Inc.†	13,839	99,364
Independent Power Producers — 0.0%
GenOn Energy, Inc.†	175	487
Industrial Automated/Robotic — 0.6%
FANUC Corp(14)	4,600	633,322
Instruments-Controls — 0.1%
Honeywell International, Inc.	2,284	100,290
Insurance-Life/Health — 0.4%
Prudential Financial, Inc.	2,186	102,436
Prudential PLC(14)	31,997	273,868
		376,304
Insurance-Multi-line — 0.1%
MetLife, Inc.	2,446	68,513
Insurance-Property/Casualty — 0.1%
Chubb Corp.	1,161	69,648
Investment Management/Advisor Services — 0.1%
Franklin Resources, Inc.	302	28,883
T. Rowe Price Group, Inc.	2,284	109,107
		137,990
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	739	54,568
Medical Products — 0.5%
Baxter International, Inc.	2,836	159,213
Johnson & Johnson	4,480	285,421
		444,634

Security Description	Shares	Value (Note 3)
Medical-Biomedical/Gene — 1.8%
Celgene Corp.†	22,567	$1,397,349
Gilead Sciences, Inc.†	1,019	39,537
Human Genome Sciences, Inc.†	3,992	50,658
Vertex Pharmaceuticals, Inc.†	6,885	306,658
		1,794,202
Medical-Drugs — 0.5%
Abbott Laboratories	2,063	105,502
Merck & Co., Inc.	4,871	159,330
Pfizer, Inc.	13,829	244,497
		509,329
Medical-HMO — 0.2%
UnitedHealth Group, Inc.	4,434	204,496
WellPoint, Inc.†	422	27,548
		232,044
Medical-Hospitals — 0.0%
HCA Holdings, Inc.†	2,006	40,441
Metal Processors & Fabrication — 0.6%
Precision Castparts Corp.	3,485	541,778
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	3,471	105,692
Metal-Diversified — 0.5%
Ivanhoe Mines, Ltd.†	36,765	503,681
Multimedia — 1.0%
News Corp., Class A	50,340	778,760
Time Warner, Inc.	2,729	81,788
Walt Disney Co.	2,570	77,511
		938,059
Networking Products — 0.0%
Cisco Systems, Inc.	2,076	32,157
Oil Companies-Exploration & Production — 0.8%
Anadarko Petroleum Corp.	1,689	106,492
Apache Corp.	930	74,623
Cabot Oil & Gas Corp.	633	39,189
Continental Resources, Inc.†	1,455	70,378
Devon Energy Corp.	825	45,738
EOG Resources, Inc.	404	28,688
EQT Corp.	528	28,174
Noble Energy, Inc.	528	37,382
Occidental Petroleum Corp.	1,455	104,033
Range Resources Corp.	833	48,697
Southwestern Energy Co.†	7,123	237,410
		820,804
Oil Companies-Integrated — 0.7%
Chevron Corp.	2,184	202,064
Exxon Mobil Corp.	3,212	233,287
Hess Corp.	2,373	124,488
Suncor Energy, Inc.	3,920	99,725
		659,564
Oil Field Machinery & Equipment — 0.0%
National Oilwell Varco, Inc.	845	43,281
Oil-Field Services — 1.1%
Baker Hughes, Inc.	6,955	321,043
Halliburton Co.	9,785	298,638

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Oil-Field Services (continued)
Schlumberger, Ltd.	7,564	$451,798
Weatherford International, Ltd.†	3,315	40,476
		1,111,955
Pharmacy Services — 1.5%
Express Scripts, Inc.†	14,988	555,605
Medco Health Solutions, Inc.†	19,539	916,184
		1,471,789
Real Estate Investment Trusts — 0.1%
Host Hotels & Resorts, Inc.	7,182	78,571
Real Estate Operations & Development — 0.0%
Hang Lung Properties, Ltd.(14)	12,826	37,919
Rental Auto/Equipment — 0.1%
Hertz Global Holdings, Inc.†	8,129	72,348
Retail-Apparel/Shoe — 0.8%
Limited Brands, Inc.	20,020	770,970
PVH Corp.	422	24,578
		795,548
Retail-Building Products — 0.1%
Home Depot, Inc.	4,274	140,486
Retail-Discount — 0.1%
Target Corp.	1,831	89,792
Wal-Mart Stores, Inc.	508	26,365
		116,157
Retail-Drug Store — 0.1%
CVS Caremark Corp.	2,595	87,140
Retail-Jewelry — 0.4%
Cie Financiere Richemont SA, Class A(14)	8,028	356,369
Retail-Regional Department Stores — 0.0%
Macy's, Inc.	1,346	35,427
Retail-Sporting Goods — 0.2%
Dick's Sporting Goods, Inc.†	5,268	176,267
Semiconductor Components-Integrated Circuits — 0.3%
QUALCOMM, Inc.	5,186	252,195
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	27	309
		252,504
Software Tools — 0.1%
VMware, Inc., Class A†	1,545	124,187
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	1,056	35,914
United States Steel Corp.	2,289	50,381
		86,295
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc.	3,936	48,649
Telephone-Integrated — 0.4%
AT&T, Inc.	4,394	125,317
CenturyLink, Inc.	2,956	97,903
Verizon Communications, Inc.	3,554	130,787
		354,007
Tobacco — 0.1%
Altria Group, Inc.	3,872	103,808

Security Description	Shares/ Principal Amount(16)	Value (Note 3)
Transport-Rail — 0.2%
Union Pacific Corp.	2,902	$237,006
Transport-Services — 1.1%
C.H. Robinson Worldwide, Inc.	6,160	421,775
United Parcel Service, Inc., Class B	9,870	623,291
		1,045,066
Vitamins & Nutrition Products — 0.4%
Mead Johnson Nutrition Co.	5,905	406,441
Web Portals/ISP — 0.3%
Google, Inc., Class A†	622	319,944
Wireless Equipment — 0.5%
Crown Castle International Corp.†	11,105	451,640
Total Common Stock (cost $29,476,282)		29,887,084
PREFERRED STOCK — 0.5%
Banks-Super Regional — 0.1%
US Bancorp FRS 3.50%	52	35,412
Wachovia Capital Trust IX 6.38%	2,050	51,680
		87,092
Diversified Banking Institutions — 0.1%
Ally Financial, Inc. 7.00%*	52	34,822
Goldman Sachs Group, Inc. 6.13%	3,400	84,320
HSBC Holdings PLC 8.00%	900	22,887
		142,029
Diversified Financial Services — 0.1%
General Electric Capital Corp. 5.50%	2,682	69,196
Electric-Integrated — 0.0%
Southern California Edison Co. FRS 5.71%	120	12,018
Finance-Investment Banker/Broker — 0.1%
JP Morgan Chase Capital XXIX 6.70%	1,800	45,108
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mgt. Corp. FRS 8.38%	900	1,800
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities FRS 3.00%	5,600	103,656
Total Preferred Stock (cost $511,015)		460,899
ASSET BACKED SECURITIES — 9.4%
Diversified Financial Services — 9.4%
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class C 3.34% due 04/08/16	$95,000	97,488

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/17	$340,000	$352,787
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/15	70,000	73,273
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/15	75,000	78,194
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A 4.64% due 05/20/16*	175,000	187,658
Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A 5.68% due 02/20/14*	305,000	319,056
Bear Stearns Adjustable Rate Mtg. Trust, VRS Series 2005-12, Class 12A1 2.72% due 02/25/36(4)	353,685	232,876
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW14, Class A4 5.20% due 12/11/38(5)	175,000	189,182
Bear Stearns Commercial Mtg. Securities, Inc., VRS Series 2007-PW16, Class A4 5.72% due 06/11/40(5)	155,000	165,316
Citigroup Mtg. Loan Trust, Inc., FRS Series 2006-AR1, Class 3A1 2.69% due 03/25/36(4)	216,295	137,034
Citigroup Mtg. Loan Trust, Inc. VRS Series 2008-AR4, Class 1A1B 5.24% due 11/25/38*(4)	300,000	187,154
Commercial Mtg., Pass Through Certs., Series 2010-C1, Class A3 4.21% due 07/10/46*(5)	125,000	126,442
Countrywide Alternative Loan Trust, FRS Series 2006-OC11, Class 2A2A 0.40% due 01/25/37(4)	243,501	121,527
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/35(4)	200,413	174,207
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/36(4)	50,776	48,453

Security Description	Principal Amount(16)	Value (Note 3)
Diversified Financial Services (continued)
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/21	$241,649	$249,120
First Horizon Alternative Mtg. Securities, FRS Series 2005-AA3, Class 3A1 2.28% due 05/25/35(4)	282,022	198,100
GS Mtg. Securities Corp. II, VRS Series 2004-GG2, Class A6 5.40% due 08/10/38(5)	600,000	637,743
GS Mtg. Securities Corp. II, VRS Series 2006-GG6, Class A4 5.55% due 04/10/38(5)	550,000	583,809
GS Mtg. Securities Corp. II Series 2006-GG8, Class AM 5.59% due 11/10/39(5)	150,000	135,824
GS Mtg. Securities Corp. II, FRS Series 2007-EOP, Class L 6.42% due 03/06/20*(5)	180,000	178,625
GSR Mtg. Loan Trust, VRS Series 2006-AR2, Class 3A1 2.67% due 04/25/36(4)	24,120	15,301
GSR Mtg. Loan Trust, VRS Series 2006-AR1, Class 2A1 2.78% due 01/25/36(4)	145,245	106,211
GSR Mtg. Loan Trust, VRS Series 2005-AR2, Class 1A2 2.84% due 04/25/35(4)	109,210	78,394
GSR Mtg. Loan Trust, VRS Series 2007-AR1, Class 2A1 3.99% due 03/25/47(4)	80,716	52,475
Hertz Vehicle Financing LLC, Series 2009-2A, Class A1 4.26% due 03/25/14*	175,000	181,416
Impac CMB Trust, FRS Series 2005-4, Class 1A1A 0.77% due 06/25/35(4)	176,101	124,147
LB-UBS Commercial Mtg. Trust, VRS Series 2008-C1, Class A2 6.15% due 04/15/41(5)	200,000	218,626
Merrill Lynch Mtg. Investors, Inc., FRS Series 2007-MLN1, Class A2A 0.34% due 03/25/37	97,079	48,379
Merrill Lynch Mtg. Investors Trust, VRS Series 2005-A2, Class A2 2.62% due 02/25/35(4)	76,301	70,314
Merrill Lynch Mtg. Investors Trust, VRS Series 2005-A1, Class 2A1 2.64% due 12/25/34(4)	142,981	130,349
Merrill Lynch/Countrywide Commercial Mtg. Trust VRS Series 2007-8, Class AM 6.17% due 08/12/49(5)	250,000	221,413
Morgan Stanley ABS Capital I, FRS Series 2006-HE5, Class A2C 0.37% due 08/25/36	325,000	163,832
Morgan Stanley ABS Capital I, FRS Series 2007-NC1, Class A2C 0.37% due 11/25/36	300,000	96,103

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Morgan Stanley Capital I, Series 2005-HQ6, Class A4A 4.99% due 08/13/42(5)	$190,000	$204,602
Morgan Stanley Capital I, VRS Series 2007-T25, Class A3 5.51% due 11/12/49(5)	195,000	210,372
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(4)	144,760	123,791
MortgageIT Trust, FRS Series 2005-4, Class A1 0.51% due 10/25/35(4)	397,314	261,715
Navistar Financial Corp. Owner Trust, Series 2010-A, Class B 4.17% due 10/20/14*	180,000	186,816
OBP Depositor LLC Trust, Series 2010-OBP, Class A 4.65% due 07/15/45*(5)	190,000	201,757
Option One Mtg. Loan Trust, FRS Series 2006-3, Class 2A2 0.33% due 02/25/37	76,269	40,195
Residential Asset Securities Corp., FRS Series 2006-EMX3, Class A2 0.41% due 04/25/36	133,409	91,344
Santander Drive Auto Receivables Trust, Series 2011-1, Class C 3.11% due 05/16/16	135,000	137,032
Santander Drive Auto Receivables Trust, Series 2010-2, Class C 3.89% due 07/17/17	25,000	25,521
Securitized Asset Backed Receivables LLC Trust, FRS Series 2007-BR3, Class A2A 0.30% due 04/25/37	344,055	113,121
Securitized Asset Backed Receivables LLC Trust, FRS Series 2007-BR5, Class A2A 0.36% due 05/25/37	204,086	117,949
Sequoia Mtg. Trust, VRS Series 2007-1, Class 2A1 3.89% due 02/20/47(4)	239,032	186,118
Sierra Receivables Funding Co. LLC Series 2010-3A, Class A 3.51% due 11/20/25*	150,576	152,407
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	140,735	140,971
Wells Fargo Mtg. Backed Securities Trust, FRS Series 2004-BB, Class A2 2.73% due 01/25/35(4)	401,148	352,502
Wells Fargo Mtg. Backed Securities Trust, FRS Series 2005-AR2, Class 2A2 2.73% due 03/25/35(4)	299,678	265,975
Wells Fargo Mtg. Backed Securities Trust, FRS Series 2006-AR14, Class 2A1 3.09% due 10/25/36(4)	154,223	115,356

Security Description	Principal Amount(16)	Value (Note 3)
Diversified Financial Services (continued)
WF-RBS Commercial Mtg. Trust, VRS Series 2011-C2, Class XA 1.37% due 02/15/44*(5)(15)	$993,506	$56,511
WF-RBS Commercial Mtg. Trust, VRS Series 2011-C2, Class A4 4.87% due 02/15/44*(5)	170,000	178,479
Total Asset Backed Securities (cost $9,409,310)		9,143,362
U.S. CORPORATE BONDS & NOTES — 20.0%
Advanced Materials — 0.0%
Polymer Group, Inc. Senior Sec. Notes 7.75% due 02/01/19*	10,000	9,975
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/14	185,000	195,175
Interpublic Group of Cos., Inc. Senior Notes 10.00% due 07/15/17	50,000	56,875
		252,050
Aerospace/Defense — 0.1%
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/20	20,000	20,550
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/21*	19,000	19,321
Lockheed Martin Corp. Senior Notes 3.35% due 09/15/21	17,000	16,832
Lockheed Martin Corp. Senior Notes 4.25% due 11/15/19	19,000	20,658
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36	15,000	18,172
		95,533
Aerospace/Defense-Equipment — 0.1%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	45,000	46,912
Airlines — 0.3%
American Airlines Pass Through Trust Series 2011-2, Class A 8.63% due 10/15/21	24,000	23,820
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	22,775	18,676
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19	32,015	32,015
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	68,113	63,345

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Airlines (continued)
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/19	$80,913	$84,149
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	12,000	12,360
US Airways Pass Through Trust Series 2010-1, Class A 6.25% due 04/22/23	25,000	22,688
		257,053
Auto-Cars/Light Trucks — 0.2%
Chrysler Group LLC/CG Co-Issuer, Inc. Senior Sec. Notes 8.25% due 06/15/21*	20,000	15,400
Daimler Finance North America LLC Company Guar. Notes 3.88% due 09/15/21*	10,000	9,755
Ford Motor Co. Senior Notes 7.45% due 07/16/31	110,000	124,177
		149,332
Auto-Heavy Duty Trucks — 0.1%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	55,000	56,444
Auto/Truck Parts & Equipment-Original — 0.1%
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18	15,000	15,375
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15	30,000	30,600
		45,975
Banks-Commercial — 0.5%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/16	38,000	39,541
Branch Banking & Trust Co. FRS Sub. Notes 0.60% due 05/23/17	21,000	19,018
CIT Group, Inc. Sec. Notes 7.00% due 05/04/15*	45,000	44,663
CIT Group, Inc. Sec. Notes 7.00% due 05/01/17	41,811	40,557
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	60,000	60,887
KeyBank NA Sub. Notes 7.41% due 10/15/27	10,000	10,958
National City Bank Sub. Notes 5.80% due 06/07/17	250,000	271,984

Security Description	Principal Amount(16)	Value (Note 3)
Banks-Commercial (continued)
Regions Bank Sub. Notes 7.50% due 05/15/18	$15,000	$14,831
Zions Bancorp Senior Notes 7.75% due 09/23/14	24,000	25,301
		527,740
Banks-Fiduciary — 0.1%
State Street Capital Trust IV FRS Limited Guar. Notes 1.35% due 06/15/37	82,000	56,186
Banks-Money Center — 0.1%
Chase Capital III FRS Limited Guar. Notes 0.88% due 03/01/27	37,000	27,417
Comerica Bank Sub. Notes 5.20% due 08/22/17	15,000	16,363
		43,780
Banks-Mortgage — 0.0%
Provident Funding Associates LP/PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/17*	40,000	39,000
Banks-Super Regional — 0.7%
Bank of America NA Sub. Notes 5.30% due 03/15/17	29,000	26,191
Capital One Capital VI Limited Guar. Notes 8.88% due 05/15/40	12,000	12,177
Capital One Financial Corp. FRS Senior Notes 1.40% due 07/15/14	14,000	13,950
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	25,000	26,483
Huntington BancShares, Inc. Sub. Notes 7.00% due 12/15/20	15,000	16,978
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	16,000	16,921
PNC Financial Services Group, Inc. FRS Jr. Sub. Notes 6.75% due 08/01/21(6)	41,000	38,950
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 6.11% due 03/15/12*(6)	33,000	24,420
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/16	120,000	121,663
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	15,000	16,572

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	$4,000	$3,951
Wachovia Capital Trust III FRS Limited Guar. Notes 5.57% due 10/30/11(6)	25,000	20,500
Wachovia Corp. FRS Senior Notes 0.62% due 06/15/17	25,000	22,546
Wells Fargo & Co. FRS Senior Notes 0.45% due 10/28/15	28,000	26,292
Wells Fargo & Co. Notes 4.60% due 04/01/21	210,000	224,470
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(6)	20,000	20,600
		632,664
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/16	10,000	10,500
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	40,000	42,000
		52,500
Broadcast Services/Program — 0.3%
Discovery Communications LLC Company Guar. Notes 3.70% due 06/01/15	80,000	84,197
Liberty Media LLC Senior Notes 8.25% due 02/01/30	35,000	33,162
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/17	11,000	10,863
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/13	160,000	177,823
		306,045
Building & Construction Products-Misc. — 0.0%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/21*	20,000	19,000
Building Products-Wood — 0.1%
Masco Corp. Senior Notes 6.13% due 10/03/16	30,000	29,255
Masco Corp. Bonds 6.50% due 08/15/32	25,000	22,142
		51,397

Security Description	Principal Amount(16)	Value (Note 3)
Building-Residential/Commercial — 0.0%
Beazer Homes USA, Inc. Company Guar. Notes 9.13% due 05/15/19	$25,000	$15,875
Standard Pacific Corp. Sec. Notes 8.38% due 05/15/18	15,000	12,750
		28,625
Cable/Satellite TV — 0.8%
AT&T Broadband Company Guar. Notes 8.38% due 03/15/13	200,000	219,742
Comcast Corp. Company Guar. Notes 5.65% due 06/15/35	11,000	11,515
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	145,000	160,553
COX Communications, Inc. Senior Notes 5.88% due 12/01/16*	27,000	30,581
COX Communications, Inc. Senior Notes 6.25% due 06/01/18*	50,000	58,982
CSC Holdings LLC Senior Notes 7.63% due 07/15/18	90,000	94,050
CSC Holdings LLC Senior Notes 7.88% due 02/15/18	25,000	26,250
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.50% due 03/01/16	95,000	98,023
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 03/01/41	15,000	16,783
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/21*	16,000	15,280
Insight Communications Co., Inc. Senior Notes 9.38% due 07/15/18*	10,000	11,200
TCI Communications, Inc. Senior Notes 7.13% due 02/15/28	15,000	18,380
Time Warner Cable, Inc. Company Guar. Notes 5.50% due 09/01/41	16,000	15,815
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	25,000	27,779
		804,933
Casino Hotels — 0.1%
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/17*(7)	389	353

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Casino Hotels (continued)
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/19*	$25,000	$23,562
Harrah's Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	10,000	10,088
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	12,000	13,170
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/20	15,000	15,750
		62,923
Cellular Telecom — 0.3%
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14	120,000	131,285
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18	85,000	113,266
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	35,000	35,131
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	40,000	37,900
Sprint Nextel Corp. Senior Bonds 6.00% due 12/01/16	10,000	8,600
		326,182
Chemicals-Diversified — 0.0%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/18	5,000	5,169
PPG Industries, Inc. Senior Notes 1.90% due 01/15/16	5,000	4,978
PPG Industries, Inc. Senior Notes 5.50% due 11/15/40	9,000	10,292
		20,439
Chemicals-Plastics — 0.0%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	20,000	16,500
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Senior Notes 4.60% due 07/01/13	44,000	46,096
Eastman Chemical Co. Senior Notes 7.25% due 01/15/24	38,000	46,805

Security Description	Principal Amount(16)	Value (Note 3)
Chemicals-Specialty (continued)
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/34	$15,000	$19,868
Nalco Co. Senior Notes 6.63% due 01/15/19*	20,000	21,900
		134,669
Coal — 0.1%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/19	5,000	4,675
Consol Energy, Inc. Company Guar. Notes 8.00% due 04/01/17	10,000	10,450
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20	10,000	10,525
Foresight Energy LLC/Foresight Energy Corp. Company Guar. Notes 9.63% due 08/15/17*	15,000	15,150
James River Escrow, Inc. Company Guar. Notes 7.88% due 04/01/19*	10,000	8,400
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	18,000	16,020
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/20	56,000	58,870
SunCoke Energy, Inc. Company Guar. Notes 7.63% due 08/01/19*	10,000	9,775
		133,865
Commercial Services — 0.0%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	20,000	16,500
Computer Services — 0.1%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	17,000	18,663
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	15,000	15,075
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	40,000	51,263
		85,001
Computers — 0.3%
Hewlett-Packard Co. Senior Notes 3.00% due 09/15/16	224,000	225,868
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/41	22,000	23,204
		249,072

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Consumer Products-Misc. — 0.0%
American Achievement Corp. Sec. Notes 10.88% due 04/15/16*	$25,000	$19,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.88% due 08/15/19*	10,000	9,650
		28,650
Containers-Metal/Glass — 0.2%
Ball Corp. Company Guar. Notes 6.75% due 09/15/20	55,000	56,925
Ball Corp. Company Guar. Notes 7.13% due 09/01/16	15,000	15,750
Crown Americas LLC/Crown Americas Capital Corp. II Company Guar. Notes 7.63% due 05/15/17	50,000	52,875
Owens-Brockway Glass Container, Inc. Company Guar. Notes 7.38% due 05/15/16	55,000	57,200
		182,750
Containers-Paper/Plastic — 0.0%
Rock-Tenn Co. Company Guar. Notes 9.25% due 03/15/16	20,000	21,300
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	10,000	10,475
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/18*	35,000	34,737
Decision Support Software — 0.0%
PGS Solutions Company Guar. Notes 9.63% due 02/15/15	25,000	26,062
Dialysis Centers — 0.0%
DaVita, Inc. Company Guar. Notes 6.63% due 11/01/20	20,000	19,200
Diversified Banking Institutions — 2.4%
BAC Capital Trust XI Limited Guar. Notes 6.63% due 05/23/36	205,000	154,202
BAC Capital Trust XIII FRS Limited Guar. Notes 0.75% due 03/15/12(6)	82,000	43,601
BAC Capital Trust XV FRS Limited Guar. Notes 1.13% due 06/01/56	20,000	10,718
Bank of America Corp. FRS Senior Notes 1.80% due 07/11/14	18,000	16,021

Security Description	Principal Amount(16)	Value (Note 3)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 5.00% due 05/13/21	$16,000	$14,274
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	80,000	73,966
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	101,000	87,745
Citigroup, Inc. Sub. Notes 4.88% due 05/07/15	15,000	14,988
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	10,000	9,808
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	140,000	143,662
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	53,000	52,758
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	9,000	9,551
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	175,000	184,152
Goldman Sachs Group, Inc. Senior Notes 3.63% due 02/07/16	25,000	24,339
Goldman Sachs Group, Inc. Senior Notes 3.70% due 08/01/15	125,000	122,385
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	160,000	155,211
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	24,000	24,709
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	125,000	121,808
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	18,000	16,465
JPMorgan Chase & Co. FRS Sub. Notes 1.53% due 09/01/15	42,000	40,814
JPMorgan Chase & Co. Senior Notes 3.45% due 03/01/16	20,000	20,082
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/20	110,000	110,261
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	145,000	152,706
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17	34,000	37,176

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18(6)	$20,000	$20,600
JPMorgan Chase Capital XXII Limited Guar. Notes 6.45% due 01/15/87	200,000	199,237
JPMorgan Chase Capital XXIII FRS Limited Guar. Bonds 1.29% due 05/15/77	10,000	6,715
Morgan Stanley Sub. Notes 4.75% due 04/01/14	165,000	156,803
Morgan Stanley Senior Notes 5.55% due 04/27/17	24,000	23,113
Morgan Stanley Senior Notes 5.63% due 09/23/19	214,000	200,747
Morgan Stanley Senior Notes 6.63% due 04/01/18	16,000	15,873
Nationsbank Corp. Sub. Notes 7.25% due 10/15/25	9,000	8,680
NB Capital Trust IV Limited Guar. Notes 8.25% due 04/15/27	85,000	78,837
		2,352,007
Diversified Financial Services — 0.7%
General Electric Capital Corp. Senior Notes 3.75% due 11/14/14	145,000	151,367
General Electric Capital Corp. Senior Notes 4.38% due 09/16/20	25,000	25,439
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/21	125,000	129,675
General Electric Capital Corp. Senior Notes 5.63% due 05/01/18	60,000	65,591
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	43,000	44,074
General Electric Capital Corp. Senior Notes 6.00% due 06/15/12	145,000	150,374
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	105,000	119,865
		686,385
Diversified Manufacturing Operations — 0.3%
3M Co. Senior Notes 1.38% due 09/29/16	29,000	28,843
Cargill, Inc. Senior Notes 4.31% due 05/14/21*	172,000	186,482

Security Description	Principal Amount(16)	Value (Note 3)
Diversified Manufacturing Operations (continued)
General Electric Co. Senior Notes 5.25% due 12/06/17	$17,000	$18,888
Harsco Corp. Senior Notes 2.70% due 10/15/15	33,000	33,571
Pentair, Inc. Company Guar. Notes 5.00% due 05/15/21	15,000	15,665
Textron, Inc. Senior Notes 4.63% due 09/21/16	17,000	17,208
		300,657
E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 8.50% due 07/01/16	15,000	16,468
NetFlix, Inc. Company Guar. Notes 8.50% due 11/15/17	20,000	21,650
		38,118
Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st. Mtg. Notes 5.38% due 11/01/40	28,000	31,752
Electric-Generation — 0.1%
AES Corp. Senior Notes 8.00% due 10/15/17	20,000	20,100
AES Corp. Senior Notes 8.00% due 06/01/20	65,000	65,000
		85,100
Electric-Integrated — 0.8%
Arizona Public Service Co. Senior Notes 5.05% due 09/01/41	7,000	7,629
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	65,000	73,220
Cleco Power LLC Senior Notes 6.00% due 12/01/40	16,000	18,995
CMS Energy Corp. Senior Notes 2.75% due 05/15/14	24,000	23,494
CMS Energy Corp. Senior Notes 6.25% due 02/01/20	45,000	46,386
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	110,000	128,078
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	48,000	54,474

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Duquesne Light Holdings, Inc. Senior Notes 5.90% due 12/01/21*	$12,000	$12,160
Edison International Senior Notes 3.75% due 09/15/17	85,000	86,139
Entergy Corp. Senior Notes 3.63% due 09/15/15	99,000	99,096
Entergy Mississippi, Inc. 1st Mtg. Notes 3.25% due 06/01/16	6,000	6,206
Exelon Corp. Senior Notes 5.63% due 06/15/35	15,000	15,652
Georgia Power Co. Senior Notes 3.00% due 04/15/16	10,000	10,476
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/21	9,000	9,476
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/16*	10,000	10,275
Kansas City Power & Light Co. Senior Notes 5.30% due 10/01/41	16,000	16,364
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	22,358	22,805
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/22	25,000	31,504
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/34	13,000	15,516
PPL Electric Utilities Corp. 1st Mtg. Notes 5.20% due 07/15/41	3,000	3,536
PSEG Power LLC Company Guar. Notes 4.15% due 09/15/21	15,000	15,027
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/21	22,000	21,821
SCANA Corp. Senior Notes 4.75% due 05/15/21	12,000	12,635
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(2)(3)	50,000	0
		740,964
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	15,000	14,625

Security Description	Principal Amount(16)	Value (Note 3)
Electronic Components-Semiconductors — 0.0%
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	$19,000	$22,667
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 4.75% due 07/15/20	19,000	19,663
Enterprise Software/Service — 0.0%
Mantech International Corp. Company Guar. Notes 7.25% due 04/15/18	20,000	19,800
Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 5.00% due 05/15/18	34,000	32,841
Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/21	34,000	33,819
		66,660
Finance-Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	29,000	29,756
Finance-Consumer Loans — 0.2%
SLM Corp. Senior Notes 5.63% due 08/01/33	75,000	59,722
SLM Corp. Senior Notes 6.25% due 01/25/16	96,000	94,227
SLM Corp. Senior Notes 8.45% due 06/15/18	15,000	15,603
		169,552
Finance-Credit Card — 0.0%
Capital One Capital III Limited Guar. Bonds 7.69% due 08/15/36	9,000	8,798
Finance-Investment Banker/Broker — 0.6%
GFI Group, Inc. Senior Notes 8.38% due 07/19/18*	17,000	15,810
Jefferies Group, Inc. Senior Notes 5.13% due 04/13/18	26,000	24,349
Lazard Group LLC Senior Notes 6.85% due 06/15/17	205,000	225,725
Lehman Brothers Holdings Capital Trust VII FRS Limited Guar. Notes 5.86% due 05/31/12†(6)(8)(9)	16,000	2
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(8)(9)	19,000	4,489
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(8)(9)	21,000	11

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(8)(9)	$26,000	$13
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	26,000	23,398
Merrill Lynch & Co., Inc. Sub. Notes 6.22% due 09/15/26	100,000	84,572
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	130,000	126,041
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/38	6,000	5,575
MF Global Holdings, Ltd. Senior Notes 6.25% due 08/08/16(18)	10,000	9,517
Oppenheimer Holdings, Inc. Senior Sec. Notes 8.75% due 04/15/18	10,000	9,750
Scottrade Financial Services, Inc. Senior Notes 6.13% due 07/11/21*	15,000	15,608
		544,860
Finance-Leasing Companies — 0.0%
Boeing Capital Corp. Senior Notes 2.13% due 08/15/16	8,000	8,095
Boeing Capital Corp. Senior Notes 2.90% due 08/15/18	7,000	7,232
		15,327
Finance-Other Services — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.75% due 07/01/13*	70,000	70,815
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/37*	30,000	34,950
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/17	20,000	19,000
		124,765
Financial Guarantee Insurance — 0.1%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/66*	75,000	54,000
Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14	30,000	34,050
Food-Misc. — 0.1%
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	49,000	59,899

Security Description	Principal Amount(16)	Value (Note 3)
Food-Retail — 0.0%
Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	$20,000	$25,583
Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	35,000	34,300
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/18	85,000	99,973
Southern Union Co. Senior Notes 7.60% due 02/01/24	18,000	21,299
		121,272
Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/15	5,000	4,563
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	25,000	24,125
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(2)(3)	100,000	0
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/18	10,000	9,400
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	20,000	20,625
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20	30,000	28,350
		82,500
Insurance-Life/Health — 0.2%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	21,000	22,129
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	28,000	28,529
Protective Life Corp. Senior Notes 8.45% due 10/15/39	54,000	62,373
Prudential Financial, Inc. Senior Notes 4.50% due 11/15/20	29,000	28,811
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/15	20,000	20,878
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	70,000	73,855
		236,575

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line — 0.3%
Genworth Financial, Inc. Senior Notes 7.63% due 09/24/21	$14,000	$12,066
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/68	35,000	32,900
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/05/39*	175,000	203,869
		248,835
Insurance-Mutual — 0.3%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	20,000	20,836
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	140,000	132,300
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/39*	110,000	165,633
		318,769
Insurance-Property/Casualty — 0.7%
ACE Capital Trust II Limited Guar. Notes 9.70% due 04/01/30	210,000	267,007
Everest Reinsurance Holdings, Inc. FRS Jr. Sub. Bonds 6.60% due 05/15/37	260,000	225,225
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	185,000	186,924
		679,156
Machinery-Farming — 0.1%
Case New Holland, Inc. Senior Notes 7.88% due 12/01/17	40,000	42,600
CNH America LLC Company Guar. Notes 7.25% due 01/15/16	20,000	20,700
		63,300
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/19	28,000	25,760
Medical Instruments — 0.0%
Boston Scientific Corp. Senior Notes 6.00% due 01/15/20	18,000	20,180
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	21,000	28,124
Fresenius U.S. Finance II Company Guar. Notes 9.00% due 07/15/15*	20,000	22,100

Security Description	Principal Amount(16)	Value (Note 3)
Medical Products (continued)
Johnson & Johnson Notes 5.55% due 08/15/17	$25,000	$30,072
Universal Hospital Services, Inc. Sec. Notes 8.50% due 06/01/15(7)	25,000	24,344
		104,640
Medical-Biomedical/Gene — 0.0%
Genzyme Corp. Company Guar. Notes 3.63% due 06/15/15	15,000	16,042
Medical-HMO — 0.0%
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/21	19,000	20,516
Medical-Hospitals — 0.2%
HCA, Inc. Senior Sec. Notes 7.25% due 09/15/20	10,000	10,100
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	108,000	114,480
IASIS Healthcare LLC/IASIS Capital Corp. Senior Notes 8.38% due 05/15/19*	25,000	20,250
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	3,000	2,599
Tenet Healthcare Corp Senior Sec. Notes 8.88% due 07/01/19	45,000	47,587
		195,016
Metal-Aluminum — 0.0%
Alcoa, Inc. Senior Notes 5.90% due 02/01/27	12,000	11,879
Alcoa, Inc. Senior Notes 6.15% due 08/15/20	13,000	13,169
		25,048
Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	25,000	26,812
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc.
Senior Notes
4.80% due 10/01/20	12,000	11,677
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/18	25,000	23,125

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Multimedia — 0.5%
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	$135,000	$154,970
NBCUniversal Media LLC Senior Notes 3.65% due 04/30/15	115,000	120,989
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	16,000	17,128
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/23	115,000	147,251
		440,338
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	15,000	15,188
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/18	25,000	25,995
Republic Services, Inc. Company Guar. Notes 5.70% due 05/15/41	6,000	6,797
Republic Services, Inc. Company Guar. Notes 6.20% due 03/01/40	12,000	14,420
Waste Management, Inc. Company Guar. Notes 2.60% due 09/01/16	11,000	11,026
		58,238
Office Automation & Equipment — 0.2%
Xerox Corp. Senior Notes 4.25% due 02/15/15	120,000	126,934
Xerox Corp. Senior Notes 4.50% due 05/15/21	18,000	18,002
Xerox Corp. Senior Notes 8.25% due 05/15/14	60,000	68,309
		213,245
Oil Companies-Exploration & Production — 0.6%
Alta Mesa Holdings/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/18	10,000	9,100
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	35,000	38,283
Anadarko Petroleum Corp. Notes 6.20% due 03/15/40	65,000	67,670
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/36	12,000	12,694

Security Description	Principal Amount(16)	Value (Note 3)
Oil Companies-Exploration & Production (continued)
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/19	$55,000	$63,801
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18	15,000	14,700
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/21	10,000	9,125
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	40,000	41,200
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/20	15,000	15,675
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/19*	15,000	14,475
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/20	15,000	15,450
Milagro Oil & Gas Sec. Notes 10.50% due 05/15/16*	19,000	15,200
Newfield Exploration Co. Senior Notes 5.75% due 01/30/22	20,000	19,775
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/18	15,000	15,525
Noble Energy, Inc. Senior Notes 6.00% due 03/01/41	17,000	18,981
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/16	55,000	58,098
Pioneer Natural Resources Co. Senior Notes 7.50% due 01/15/20	20,000	22,449
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	10,000	10,450
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/21	10,000	10,375
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/20	10,000	10,650
Range Resources Corp. Company Guar. Notes 7.50% due 10/01/17	15,000	15,900
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/21*	10,000	9,200
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/28	36,000	40,639
		549,415

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated — 0.0%
Hess Corp. Senior Notes 5.60% due 02/15/41	$9,000	$9,709
Oil Refining & Marketing — 0.0%
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.65% due 02/15/22	11,000	10,841
Oil-Field Services — 0.0%
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/19*	10,000	9,775
Paper & Related Products — 0.2%
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/18	25,000	24,813
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	15,000	15,260
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	70,000	73,354
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	25,000	27,633
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/16*	10,000	9,700
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/19	30,000	34,167
		184,927
Pharmacy Services — 0.1%
Express Scripts, Inc. Company Guar. Notes 6.25% due 06/15/14	90,000	99,064
Pipelines — 0.7%
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	20,000	20,450
El Paso Corp. Senior Notes 6.88% due 06/15/14	10,000	11,229
El Paso Corp. Senior Notes 7.00% due 06/15/17	85,000	95,214
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	41,000	42,128
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/41	42,000	39,262
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/18*	10,000	9,500

Security Description	Principal Amount(16)	Value (Note 3)
Pipelines (continued)
IFM US Colonial Pipeline 2 LLC Senior Sec. Notes 6.45% due 05/01/21*	$30,000	$33,693
Kinder Morgan Energy Partners LP Senior Notes 6.38% due 03/01/41	91,000	96,598
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/18*	46,000	45,425
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	190,000	197,756
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 6.50% due 05/01/18	21,000	24,180
Southern Natural Gas Co./Southern Natural Issuing Corp. Senior Notes 4.40% due 06/15/21*	13,000	13,123
		628,558
Printing-Commercial — 0.0%
Deluxe Corp. Senior Notes 7.38% due 06/01/15	30,000	29,700
Real Estate Investment Trusts — 1.4%
BioMed Realty LP Company Guar. Notes 3.85% due 04/15/16	15,000	14,702
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/18	15,000	14,491
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	30,000	30,401
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	75,000	76,047
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	100,000	108,337
Duke Realty LP Senior Notes 6.75% due 03/15/20	55,000	57,116
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	40,000	41,400
HCP, Inc. Senior Notes 3.75% due 02/01/16	75,000	74,119
HCP, Inc. Senior Notes 5.38% due 02/01/21	21,000	21,070
HCP, Inc. Senior Notes 6.00% due 01/30/17	105,000	110,553
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/22	125,000	118,535

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Host Hotels & Resorts LP Company Guar. Notes 6.38% due 03/15/15	$35,000	$34,825
Host Hotels & Resorts LP Company Guar. Notes 6.75% due 06/01/16	45,000	45,000
Host Hotels & Resorts, Inc. Company Guar. Notes 6.00% due 11/01/20	20,000	19,450
Kilroy Realty LP Company Guar. Notes 4.80% due 07/15/18	8,000	7,717
Kimco Realty Corp. Senior Notes 5.58% due 11/23/15	150,000	160,283
Realty Income Corp. Senior Notes 6.75% due 08/15/19	110,000	127,984
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18	5,000	4,650
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	175,000	183,816
Ventas Realty LP / Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/21	86,000	82,592
		1,333,088
Real Estate Management/Services — 0.2%
AMB Property LP Company Guar. Notes 6.13% due 12/01/16	145,000	149,677
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/19*	10,000	9,325
		159,002
Real Estate Operations & Development — 0.2%
First Industrial LP Senior Notes 5.75% due 01/15/16	20,000	19,607
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	140,000	147,602
		167,209
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(2)(3)	25,000	3
Rental Auto/Equipment — 0.0%
RSC Equipment Rental, Inc./RSC Holdings III LLC Company Guar. Notes 8.25% due 02/01/21	10,000	8,650

Security Description	Principal Amount(16)	Value (Note 3)
Rental Auto/Equipment (continued)
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/20	$10,000	$9,175
		17,825
Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Senior Notes 6.90% due 07/15/17	35,000	36,662
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/20	20,000	21,000
		57,662
Retail-Auto Parts — 0.2%
AutoZone, Inc. Senior Notes 4.00% due 11/15/20	140,000	140,215
Retail-Discount — 0.1%
HSN, Inc. Company Guar. Notes 11.25% due 08/01/16	15,000	16,425
Wal-Mart Stores, Inc. Senior Notes 5.25% due 09/01/35	11,000	12,623
Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/41	22,000	27,104
		56,152
Retail-Drug Store — 0.3%
CVS Caremark Corp. Senior Notes 3.25% due 05/18/15	20,000	21,049
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	22,000	26,793
CVS Caremark Corp. FRS Jr. Sub. Notes 6.30% due 06/01/62	65,000	62,887
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30	151,753	170,516
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/33*	14,770	15,354
		296,599
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 7.50% due 10/01/19*	30,000	31,950
Retail-Regional Department Stores — 0.1%
Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	80,000	87,802
Macy's Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	25,000	28,056
Macy's Retail Holdings, Inc. Company Guar. Notes 7.00% due 02/15/28	5,000	5,407
		121,265

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Toy Stores — 0.0%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/17	$17,000	$16,575
Satellite Telecom — 0.0%
EH Holding Corp. Senior Sec. Notes 6.50% due 06/15/19*	5,000	4,813
Seismic Data Collection — 0.0%
Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/14	15,000	11,813
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/18*	5,000	4,650
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/21*	15,000	13,913
		18,563
Special Purpose Entities — 0.6%
Farmers Exchange Capital Sub. Notes 7.05% due 07/15/28*	170,000	182,171
FUEL Trust Sec. Notes 3.98% due 06/15/16*	19,000	18,604
FUEL Trust Sec. Notes 4.21% due 04/15/16*	393,000	391,538
		592,313
Steel-Producers — 0.0%
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	20,000	20,000
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20	10,000	9,600
Telecom Services — 0.6%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/28	23,000	26,179
SBA Tower Trust Sec. Notes 4.25% due 04/15/15*	220,000	232,275
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	200,000	274,902
		533,356
Telecommunication Equipment — 0.0%
Harris Corp. Notes 4.40% due 12/15/20	15,000	15,958

Security Description	Principal Amount(16)	Value (Note 3)
Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 6.45% due 06/15/34	$10,000	$11,507
BellSouth Corp. Senior Notes 6.55% due 06/15/34	10,000	11,594
Century Telephone Enterprise Senior Notes 6.88% due 01/15/28	15,000	12,988
CenturyLink, Inc. Senior Notes 6.45% due 06/15/21	55,000	50,964
CenturyLink, Inc. Senior Notes 7.60% due 09/15/39	22,000	19,789
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	14,000	13,825
Frontier Communications Corp. Senior Notes 7.13% due 03/15/19	44,000	41,910
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	25,000	24,500
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	31,000	30,070
Qwest Communications International, Inc. Company Guar. Notes 7.13% due 04/01/18	30,000	29,400
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15	30,000	31,200
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	15,000	12,900
Verizon Communications, Inc. Senior Notes 1.95% due 03/28/14	30,000	30,705
Windstream Corp. Company Guar. Notes 7.88% due 11/01/17	40,000	40,500
Windstream Corp. Company Guar. Notes 8.13% due 09/01/18	35,000	35,263
		397,115
Television — 0.3%
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	160,000	183,925
CBS Corp. Company Guar. Notes 8.88% due 05/15/19	60,000	76,630
		260,555

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Therapeutics — 0.0%
Warner Chilcott Corp. Company Guar. Notes 7.75% due 09/15/18	$10,000	$9,550
Tobacco — 0.4%
Altria Group, Inc. Company Guar. Notes 4.75% due 05/05/21	15,000	15,516
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	40,000	52,432
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	160,000	212,031
Lorillard Tobacco Co. Company Guar. Notes 3.50% due 08/04/16	16,000	16,022
Lorillard Tobacco Co. Company Guar. Notes 6.88% due 05/01/20	10,000	11,089
Lorillard Tobacco Co. Company Guar. Notes 8.13% due 06/23/19	70,000	82,005
		389,095
Transport-Rail — 0.0%
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	15,000	17,801
Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 3.15% due 03/02/15	11,000	11,204
Ryder System, Inc. Senior Notes 3.60% due 03/01/16	12,000	12,523
		23,727
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	25,000	26,312
Wireless Equipment — 0.0%
American Tower Corp. Senior Notes 4.50% due 01/15/18	26,000	26,030
Motorola, Inc. Senior Notes 6.63% due 11/15/37	1,935	2,301
		28,331
Total U.S. CORPORATE BONDS & NOTES (cost $19,140,448)		19,551,988
FOREIGN CORPORATE BONDS & NOTES — 3.2%
Auto-Cars/Light Trucks — 0.0%
Jaguar Land Rover PLC Company Guar. Notes 8.13% due 05/15/21*	10,000	8,800

Security Description	Principal Amount(16)	Value (Note 3)
Banks-Commercial — 0.8%
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	$120,000	$110,146
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16*(6)	36,000	26,640
Barclays Bank PLC FRS Jr. Sub. Notes 6.86% due 06/15/32*(6)	17,000	12,240
Dresdner Bank AG Sub. Notes 7.25% due 09/15/15	20,000	18,702
Groupe BPCE SA FRS Jr. Sub Notes 2.33% due 12/30/11(6)	55,000	23,375
HSBC Bank PLC Senior Notes 3.10% due 05/24/16*	195,000	193,864
LBG Capital No.1 PLC Bank Guar. Notes 7.88% due 11/01/20*	100,000	72,500
Nordea Bank AB Sub. Notes 4.88% due 05/13/21*	200,000	171,136
Nordea Bank AB VRS Jr. Sub. Bonds 8.38% due 03/25/15(6)	16,000	16,080
Rabobank Nederland NV Company Guar. Notes 2.13% due 10/13/15	17,000	16,961
Toronto-Dominion Bank Senior Notes 2.50% due 07/14/16	18,000	18,476
Westpac Banking Corp. FRS Jr. Sub. Notes 0.65% due 03/30/12(6)	80,000	46,400
		726,520
Banks-Money Center — 0.1%
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	115,000	123,579
Banks-Special Purpose — 0.0%
Export-Import Bank of Korea Senior Notes 4.38% due 09/15/21	21,000	19,781
Beverages-Wine/Spirits — 0.2%
Pernod-Ricard SA Senior Notes 5.75% due 04/07/21*	175,000	191,809
Brewery — 0.3%
Cia de Bebidas das Americas Senior Notes 8.75% due 09/15/13	225,000	254,250
Computers-Memory Devices — 0.0%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	35,000	34,825

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Escrow Notes 10.25% due 04/01/05†(2)(3)	$20,000	$0
Diversified Banking Institutions — 0.0%
Royal Bank of Scotland Group PLC Sub. Notes 5.00% due 10/01/14	16,000	14,899
Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 7.50% due 03/15/18	10,000	10,675
Bombardier, Inc. Senior Notes 7.75% due 03/15/20*	35,000	37,275
		47,950
Diversified Minerals — 0.0%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	28,000	34,399
Electric-Generation — 0.1%
Intergen NV Senior Sec. Notes 9.00% due 06/30/17*	75,000	76,312
Gold Mining — 0.0%
AngloGold Ashanti Holdings PLC Company Guar. Notes 5.38% due 04/15/20	14,000	13,716
Kinross Gold Corp. Company Guar. Notes 6.88% due 09/01/41*	15,000	16,047
		29,763
Insurance-Multi-line — 0.1%
Aegon NV FRS Jr. Sub. Notes 3.17% due 07/15/14(6)	43,000	20,031
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(6)	13,000	11,180
XL Group PLC Senior Notes 5.25% due 09/15/14	35,000	36,442
XL Group PLC Senior Notes 6.38% due 11/15/24	23,000	24,286
XL Group, Ltd. Company Guar. Notes 5.75% due 10/01/21	30,000	29,914
		121,853
Insurance-Reinsurance — 0.0%
Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40	18,000	19,970
Internet Connectivity Services — 0.0%
eAccess, Ltd. Company Guar. Notes 8.25% due 04/01/18*	10,000	9,200

Security Description	Principal Amount(16)	Value (Note 3)
Oil & Gas Drilling — 0.1%
Ensco PLC Senior Notes 4.70% due 03/15/21	$12,000	$12,231
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/15	90,000	94,784
Transocean, Inc. Company Guar. Notes 6.00% due 03/15/18	15,000	15,972
		122,987
Oil Companies-Exploration & Production — 0.1%
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/17*	15,000	15,150
Nexen, Inc. Bonds 6.40% due 05/15/37	8,000	8,141
Nexen, Inc. Senior Notes 7.50% due 07/30/39	19,000	22,253
		45,544
Oil Companies-Integrated — 0.6%
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	224,000	231,455
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	30,000	31,806
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	31,000	41,418
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/21	200,000	199,261
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/41	28,000	28,980
Petroleos Mexicanos Company Guar. Notes 6.50% due 06/02/41	20,000	20,700
		553,620
Paper & Related Products — 0.0%
Sappi Papier Holding GmbH Senior Sec. Notes 6.63% due 04/15/21*	25,000	21,250
Pipelines — 0.0%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67	24,000	23,897
Steel-Producers — 0.1%
Arcelormittal Senior Notes 3.75% due 08/05/15	125,000	116,713
SupraNational Banks — 0.0%
Asian Development Bank Senior Notes 5.82% due 06/16/28	17,000	22,465

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)		Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Telephone-Integrated — 0.4%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.25% due 06/15/30		$85,000	$113,374
Telecom Italia Capital SA Company Guar. Notes 5.25% due 10/01/15		74,000	70,550
Telecom Italia Capital SA Company Guar. Notes 7.00% due 06/04/18		14,000	14,029
Telefonica Emisiones SAU Company Guar. Notes 2.58% due 04/26/13		155,000	149,998
			347,951
Television — 0.2%
Videotron Ltee Company Guar. Notes 9.13% due 04/15/18		132,000	143,880
Transport-Marine — 0.0%
Navios Maritime Holdings, Inc. Senior Sec. Notes 8.88% due 11/01/17		20,000	19,500
Total Foreign Corporate Bonds & Notes (cost $3,193,512)			3,131,717
FOREIGN GOVERNMENT AGENCIES — 1.4%
Regional Authority — 0.0%
Province of British Columbia Canada Senior Notes 2.85% due 06/15/15		28,000	29,854
Sovereign — 1.4%
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/12	BRL	1,490,000	809,009
Republic of Argentina Senior Bonds 8.28% due 12/31/33(10)		26,346	18,047
Republic of Indonesia Senior Bonds 6.63% due 02/17/37		100,000	112,000
Republic of the Philippines Senior Bonds 6.38% due 10/23/34		100,000	114,500
Republic of Turkey Senior Bonds 11.88% due 01/15/30		78,000	127,725
Russian Federation Senior Bonds 7.50% due 03/31/30(1)		75,150	84,445
United Mexican States Senior Notes 5.95% due 03/19/19		50,000	56,750
United Mexican States Senior Notes 6.05% due 01/11/40		37,000	41,810
Total Foreign Government Agencies (cost $1,401,636)			1,394,140

Security Description	Principal Amount(16)	Value (Note 3)
MUNICIPAL BONDS & NOTES — 0.8%
Municipal Bonds — 0.8%
California State General Obligation Bonds 6.20% due 10/01/19	$100,000	$113,937
California State General Obligation Bonds 7.55% due 04/01/39	140,000	171,536
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40	115,000	158,423
Port Authority of New York & New Jersey Revenue Bonds 4.93% due 10/01/51	27,000	27,757
State of Illinois General Obligation Bonds 5.67% due 03/01/18	155,000	166,845
State of Illinois General Obligation Bonds 5.88% due 03/01/19	105,000	112,070
Total Municipal Bonds & Notes (cost $650,717)		750,568
U.S. GOVERNMENT AGENCIES — 36.3%
Federal Home Loan Mtg. Corp. — 4.8%
4.00% due October TBA	2,500,000	2,616,406
4.50% due 01/01/39	39,001	41,365
5.00% due 07/01/20	25,132	27,161
5.00% due 12/01/20	37,180	40,181
5.00% due 05/01/21	435,705	470,876
5.00% due 07/01/21	138,808	150,012
5.00% due 05/01/34	182,910	199,120
5.00% due 07/01/35	33,321	35,899
5.00% due 08/01/35	181,576	195,621
5.00% due 11/01/35	159,964	172,338
5.50% due 05/01/37	79,019	85,938
5.50% due 06/01/37	31,092	34,111
5.50% due 10/01/37	15,557	16,885
5.50% due 11/01/37	148,093	160,736
5.50% due 07/01/38	51,456	55,849
6.00% due 09/01/26	110,132	120,859
6.00% due 08/01/36	54,381	59,933
6.50% due 05/01/16	1,140	1,170
6.50% due 05/01/29	7,851	8,909
6.50% due 07/01/35	9,799	11,035
6.50% due 03/01/36	50,705	56,591
6.50% due 05/01/36	1,258	1,404
7.00% due 04/01/32	15,502	17,938
Federal Home Loan Mtg. Corp., REMIC Series 2635, Class NJ 3.00% due 03/15/17(4)	20,971	21,154
Series 1577, Class PK 6.50% due 09/15/23(4)	41,285	46,113
Series 1226, Class Z 7.75% due 03/15/22(4)	1,827	2,012
		4,649,616

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. — 23.4%
4.00% due October TBA	$10,600,000	$11,110,125
4.50% due 01/01/39	64,195	68,231
4.50% due 08/01/40	175,892	186,840
4.56% due 01/01/15	741,622	795,071
4.85% due 11/01/15	774,561	851,103
5.00% due 03/01/18	76,173	82,417
5.00% due 06/01/19	17,098	18,500
5.00% due 05/01/35	2,072	2,237
5.00% due 07/01/37	26,179	28,212
5.00% due 07/01/40	156,292	168,402
5.50% due 03/01/18	59,217	64,404
5.50% due 10/01/21	56,291	61,081
5.50% due 06/01/22	29,496	31,990
5.50% due 05/01/34	50,895	55,630
5.50% due 06/01/34	47,889	52,314
5.50% due 09/01/35	2,914,454	3,208,358
5.50% due 12/01/35	143,946	157,157
5.50% due 08/01/36	13,293	14,486
5.50% due 12/01/36	315	343
5.50% due 07/01/38	83,946	91,231
5.50% due October TBA	2,100,000	2,278,828
5.90% due 10/01/11	1,902	1,900
6.00% due 06/01/17	23,452	25,513
6.00% due 06/01/26	92,222	101,450
6.00% due 04/01/27	515,213	566,767
6.00% due 12/01/33	115,139	127,812
6.00% due 05/01/34	67,617	74,911
6.00% due October TBA	1,400,000	1,535,625
6.50% due 06/01/13	23,073	23,960
6.50% due 09/01/32	97,459	109,666
6.50% due 06/01/35	394,888	441,884
6.50% due 02/01/36	83,634	94,668
6.50% due 10/01/37	33,609	37,273
6.50% due October TBA	200,000	220,437
7.00% due 06/01/37	124,148	142,578
		22,831,404
Government National Mtg. Assoc. — 8.1%
4.00% due October TBA	2,000,000	2,138,750
4.50% due October TBA	3,000,000	3,259,218
5.00% due 08/15/39	1,997,451	2,200,769
5.50% due 05/15/36	31,390	34,908
6.00% due 09/15/32	34,467	38,631
6.00% due 12/15/33	138,937	155,722
7.00% due 11/15/31	29,288	33,738
7.00% due 07/15/33	28,167	32,586
7.50% due 01/15/32	19,566	22,963
8.00% due 11/15/31	6,722	7,032
8.50% due 11/15/17	1,576	1,778
9.00% due 11/15/21	539	635
Government National Mtg. Assoc., REMIC Series 2005-74, Class HB 7.50% due 09/15/35(4)	23,000	26,243
Series 2005-74, Class HA 7.50% due 09/16/35(4)	488	555
		7,953,528
Total U.S. Government Agencies (cost $34,425,115)		35,434,548

Security Description	Principal Amount(16)	Value (Note 3)
U.S. GOVERNMENT TREASURIES — 7.2%
United States Treasury Bonds — 3.7%
2.13% due 02/15/40 TIPS(11)	$35,538	$45,091
2.13% due 02/15/41 TIPS(11)	54,676	69,823
4.38% due 02/15/38	700,000	894,250
4.38% due 11/15/39	1,616,000	2,077,570
4.38% due 05/15/41	121,000	156,317
4.50% due 02/15/36(12)	205,000	265,443
4.63% due 02/15/40	15,000	20,044
5.25% due 11/15/28	34,000	46,341
6.63% due 02/15/27(12)	60,000	91,688
		3,666,567
United States Treasury Notes — 3.5%
0.63% due 07/15/14	8,000	8,049
0.75% due 09/15/13	750,000	756,709
1.00% due 08/31/16	16,000	16,040
1.75% due 04/15/13	1,875,000	1,917,694
2.13% due 08/15/21	39,000	39,689
2.38% due 05/31/18	26,000	27,675
2.63% due 08/15/20	8,000	8,568
3.63% due 02/15/20	525,000	606,047
		3,380,471
Total U.S. Government Treasuries (cost $6,384,942)		7,047,038
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader's Digest Assoc., Inc.
Expires 02/19/14(2)(3)	80	0
Television — 0.0%
Ion Media Networks, Inc. Expires 12/18/16 (strike price $687.50)(2)(3)(19)	5	625
Ion Media Networks, Inc. Expires 12/18/16 (strike price $500.00)(2)(3)(19)	5	1,125
		1,750
Total Warrants (cost $83)		1,750
Total Long-Term Investment Securities (cost $104,593,060)		106,803,094
REPURCHASE AGREEMENTS — 15.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/11, to be repurchased 10/03/11 in the amount of 1,095,001 and collateralized by $1,080,000 of United States Treasury Notes, bearing interest at 1.75%, due 01/31/14 and having an approximate value of $1,117,800	1,095,000	1,095,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/11, to be repurchased 10/03/11 in the amount of $534,000 and collateralized by $545,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 0.90%, due 09/12/14 and having an approximate value of $545,801	534,000	534,000

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
REPURCHASE AGREEMENTS (continued)
Bank of America Securities LLC Joint Repurchase Agreement(13)	$3,210,000	$3,210,000
BNP Paribas SA Joint Repurchase Agreement(13)	2,475,000	2,475,000
Deutsche Bank AG Joint Repurchase Agreement(13)	2,250,000	2,250,000
Royal Bank of Scotland Joint Repurchase Agreement(13)	2,475,000	2,475,000
UBS Securities LLC Joint Repurchase Agreement(13)	2,845,000	2,845,000
Total Repurchase Agreements (cost $14,884,000)		14,884,000
TOTAL INVESTMENTS (cost $119,477,060)(17)	124.6%	121,687,094
Liabilities in excess of other assets	(24.6)	(23,986,232)
NET ASSETS	100.0%	$97,700,862

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2011, the aggregate value of these securities was $5,873,986 representing 6.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2011.

(2)  Illiquid security. At September 30, 2011, the aggregate value of these securities was $1,753 representing 0% of net assets.

(3)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 3.

(4)  Collateralized Mortgage Obligation

(5)  Commercial Mortgage Backed Security

(6)  Perpetual maturity — maturity date reflects the next call date.

(7)  Income may be received in cash or additional bonds/shares at the discretion of the issuer.

(8)  Bond in default

(9)  Company has filed for Chapter 11 bankruptcy protection.

(10)  A portion of the interest was paid in additional bonds/loans.

(11)  Principal amount of security is adjusted for inflation.

(12)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(13)  See Note 3 for details of Joint Repurchase Agreements.

(14)  Security was valued using fair value procedures at September 30, 2011. The aggregate value of these securities was $1,963,024 representing 2.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 3 regarding fair value pricing for foreign equity securities.

(15)  Interest Only

(16)  Denominated in United States dollars unless otherwise indicated.

(17)  See Note 4 for cost of investments on a tax basis.

(18)  Company has filed for Chapter 11 bankruptcy protection subsequent to September 30, 2011.

(19)  Denotes a restricted security that (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 3. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exits. As of September 30, 2011, the Multi-Managed Income/Equity Portfolio held the following restricted security:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc. Expires 12/18/16 (strike price $687.50) Warrants	03/01/2011	5.00	$—	$625	$125	0.00%
ION Media Networks, Inc. Expires 12/18/16 (strike price $500.00) Warrants	11/11/2010	5.00	—	1,125	225	0.00%
				$1,750		0.00%

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2011	Unrealized Appreciation (Depreciation)
9	Short	Australian 10YR Bonds	December 2011	1,005,009	995,193	9,816
7	Long	Euro-Bobl	December 2011	1,143,152	1,145,366	2,214
5	Short	Euro-Bund	December 2011	922,830	914,312	8,517
8	Long	Long Gilt	December 2011	1,627,482	1,621,652	(5,830)
9	Long	U.S. Treasury 2YR Notes	December 2011	1,982,250	1,981,828	(422)
21	Long	U.S. Treasury 5YR Notes	December 2011	2,573,477	2,572,172	(1,305)
16	Long	U.S. Treasury 10YR Notes	December 2011	2,091,335	2,081,500	(9,835)
21	Short	U.S. Long Bonds	December 2011	2,968,156	2,995,125	(26,969)
1	Long	U.S. Ultra Bonds	December 2011	154,875	158,625	3,750
						$(20,064)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	USD	316,455	MXN	4,028,000	12/21/11	$—	$(28,114)
Royal Bank of Canada	BRL	2,118,000	USD	1,265,531	12/02/11	153,437	—
	MXN	5,370,000	USD	404,158	12/21/11	19,751	—
	USD	418,498	BRL	695,000	12/02/11	—	(53,576)
	USD	104,424	MXN	1,342,000	12/21/11	—	(8,357)
						173,188	(61,933)
Net Unrealized Appreciation/(Depreciation)						$173,188	$(90,047)

BRL — Brazilian Real

MXN — Mexican Peso

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2011 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$27,924,060	$1,963,024	#	$—	$29,887,084
Preferred Stocks	426,077	34,822		—	460,899
Asset Backed Securities	—	9,143,362		—	9,143,362
U.S. Corporate Bonds & Notes	—	19,330,995		220,993	19,551,988
Foreign Corporate Bonds & Notes	—	3,131,717		0	3,131,717
Foreign Government Agencies	—	1,394,140		—	1,394,140
Municipal Bonds & Notes	—	750,568		—	750,568
U.S. Government Agencies	—	35,434,548		—	35,434,548
U.S. Government Treasuries	—	7,047,038		—	7,047,038
Warrants	—	—		1,750	1,750
Repurchase Agreements	—	14,884,000		—	14,884,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	24,297	—		—	24,297
Open Forward Foreign Currency Contracts - Appreciation	—	173,188		—	173,188
Total	$28,374,434	$93,287,402		$222,743	$121,884,579
Liabilities:
Other Financial Instruments+
Open Futures Contracts - Depreciation	44,361	—		—	44,361
Open Forward Foreign Currency Contracts - Depreciation	—	90,047		—	90,047
Total	$44,361	$90,047		$—	$134,408

#  Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $1,963,024 representing 2.0% of net ssets. See Note 3.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
Balance as of 3/31/2011	$12,100	$446,699	$0	$1,550
Accrued discounts	—	17	—	—
Accrued premiums	—	(136)	—	—
Realized gain	—	16,874	—	—
Realized loss	—	(1,235)	—	—
Change in unrealized appreciation(1)	—	1,072	—	475
Change in unrealized depreciation(1)	(2,100)	(28,449)	—	(275)
Net purchases	—	—	—	—
Net sales	(10,000)	(213,849)	—	—
Transfers into Level 3(2)	—	—	—	—
Transfers out of Level 3(2)	—	—	—	—
Balance as of 9/30/2011	$—	$220,993	$0	$1,750

(1)  The total change in unrealized appreciation(depreciation) included in the statement of operations attributable to level 3 investments still held at September 30, 2011 includes:

Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
$—	$(14,001)	$—	$200

(2)  The Fund's policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO PROFILE — September 30, 2011 (unaudited)

Industry Allocation*
Federal National Mtg. Assoc.	29.8%
Repurchase Agreements	20.6
Diversified Financial Services	12.2
Government National Mtg. Assoc.	10.6
United States Treasury Notes	9.3
United States Treasury Bonds	5.4
Federal Home Loan Mtg. Corp.	3.9
Diversified Banking Institutions	3.3
Real Estate Investment Trusts	1.7
Computers	1.4
Sovereign	1.3
Multimedia	1.2
Banks-Commercial	1.2
Banks-Super Regional	1.2
Oil Companies-Integrated	1.0
Telephone-Integrated	1.0
Cable/Satellite TV	1.0
Municipal Bonds	1.0
Oil Companies-Exploration & Production	0.9
Pharmacy Services	0.9
Insurance-Property/Casualty	0.9
Electric-Integrated	0.9
Medical-Biomedical/Gene	0.8
Finance-Investment Banker/Broker	0.8
Special Purpose Entities	0.8
E-Commerce/Services	0.8
Pipelines	0.7
Diversified Manufacturing Operations	0.7
Telecom Services	0.6
Tobacco	0.6
Oil-Field Services	0.5
Television	0.5
Transport-Services	0.5
Cellular Telecom	0.5
Retail-Drug Store	0.5
Insurance-Mutual	0.5
Retail-Apparel/Shoe	0.5
Applications Software	0.4
Broadcast Services/Program	0.4
Chemicals-Diversified	0.4
Advertising Agencies	0.4
Insurance-Life/Health	0.4
Insurance-Multi-line	0.4
Auto-Cars/Light Trucks	0.4
Brewery	0.4
Computers-Memory Devices	0.4
Medical Products	0.4
Medical-Drugs	0.3
Airlines	0.3
Beverages-Wine/Spirits	0.3
Enterprise Software/Service	0.3
Casino Hotels	0.3
Office Automation & Equipment	0.3
Industrial Automated/Robotic	0.3
Beverages-Non-alcoholic	0.3
Metal Processors & Fabrication	0.3
Retail-Auto Parts	0.3
Steel-Producers	0.3
Cosmetics & Toiletries	0.2%
Medical-Hospitals	0.2
Containers-Metal/Glass	0.2
Metal-Diversified	0.2
Paper & Related Products	0.2
Wireless Equipment	0.2
Finance-Consumer Loans	0.2
Aerospace/Defense-Equipment	0.2
Real Estate Management/Services	0.2
Vitamins & Nutrition Products	0.2
Banks-Money Center	0.2
Commercial Services	0.2
Electric-Generation	0.2
Electronic Components-Semiconductors	0.2
Real Estate Operations & Development	0.2
Web Portals/ISP	0.2
Transport-Rail	0.2
Retail-Jewelry	0.2
Semiconductor Components-Integrated Circuits	0.2
Finance-Other Services	0.2
Coal	0.2
Oil & Gas Drilling	0.2
Retail-Discount	0.2
Auto-Heavy Duty Trucks	0.2
Electronic Components-Misc.	0.1
Retail-Regional Department Stores	0.1
Medical-HMO	0.1
Agricultural Chemicals	0.1
Electronic Forms	0.1
Aerospace/Defense	0.1
Gas-Distribution	0.1
Chemicals-Specialty	0.1
Food-Misc.	0.1
Athletic Footwear	0.1
Retail-Sporting Goods	0.1
Investment Management/Advisor Services	0.1
Hotels/Motels	0.1
Electric Products-Misc.	0.1
Retail-Building Products	0.1
Instruments-Controls	0.1
Electronic Connectors	0.1
Independent Power Producers	0.1
Machinery-Farming	0.1
Software Tools	0.1
Building Products-Wood	0.1
Metal-Copper	0.1
Human Resources	0.1
Finance-Auto Loans	0.1
Banks-Mortgage	0.1
Computer Services	0.1
Auto/Truck Parts & Equipment-Original	0.1
Printing-Commercial	0.1
Retail-Mail Order	0.1
135.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO PROFILE — September 30, 2011 (unaudited) (continued)

Credit Quality†#
AAA	2.8%
AA	62.6
A	8.2
BBB	13.4
BB	5.4
B	1.4
CCC	1.7
CC	0.2
Below C	0.3
Not Rated@	4.0
100.0%

†  Source: Standard and Poor's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCK — 15.6%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	6,794	$48,917
Aerospace/Defense — 0.0%
Boeing Co.	670	40,542
Aerospace/Defense-Equipment — 0.2%
Goodrich Corp.	619	74,701
United Technologies Corp.	1,052	74,019
		148,720
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	98	12,092
Monsanto Co.	665	39,927
Mosaic Co.	311	15,230
Potash Corp. of Saskatchewan, Inc.	1,128	48,752
		116,001
Airlines — 0.0%
AMR Corp.†	3,691	10,925
Apparel Manufacturers — 0.0%
Prada SpA†(18)	10,300	42,754
Applications Software — 0.4%
Microsoft Corp.	15,683	390,350
Athletic Footwear — 0.1%
NIKE, Inc., Class B	1,245	106,460
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co.†	15,970	154,430
General Motors Co.†	1,479	29,846
		184,276
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	1,585	53,605
Banks-Commercial — 0.2%
Lloyds Banking Group PLC†(18)	56,525	29,973
Regions Financial Corp.	5,072	16,890
Standard Chartered PLC(18)	5,343	106,643
		153,506
Banks-Fiduciary — 0.0%
State Street Corp.	429	13,797
Banks-Super Regional — 0.4%
Capital One Financial Corp.	1,996	79,101
Fifth Third Bancorp	4,567	46,127
PNC Financial Services Group, Inc.	1,589	76,574
SunTrust Banks, Inc.	1,820	32,669
US Bancorp	2,009	47,292
Wells Fargo & Co.	2,244	54,125
		335,888
Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	1,898	128,229
PepsiCo, Inc.	1,811	112,101
		240,330
Brewery — 0.1%
Anheuser-Busch InBev NV(18)	947	50,223
Casino Hotels — 0.2%
MGM Resorts International†	15,665	145,528
Wynn Resorts, Ltd.	568	65,365
		210,893

Security Description	Shares	Value (Note 3)
Chemicals-Diversified — 0.3%
Celanese Corp., Series A	1,622	$52,764
Dow Chemical Co.	3,248	72,950
E.I. du Pont de Nemours & Co.	1,215	48,564
Israel Chemicals, Ltd.(18)	4,581	52,261
LyondellBasell Industries NV, Class A	950	23,208
		249,747
Commercial Services — 0.2%
Iron Mountain, Inc.	4,780	151,143
Commercial Services-Finance — 0.0%
Mastercard, Inc., Class A	100	31,716
Computers — 1.1%
Apple, Inc.†	2,508	955,999
Dell, Inc.†	4,379	61,963
Hewlett-Packard Co.	258	5,792
		1,023,754
Computers-Memory Devices — 0.3%
EMC Corp.†	13,147	275,955
Cosmetics & Toiletries — 0.2%
Colgate-Palmolive Co.	909	80,610
Procter & Gamble Co.	2,202	139,122
		219,732
Cruise Lines — 0.0%
Carnival Corp.	1,035	31,360
Diversified Banking Institutions — 0.4%
Bank of America Corp.	4,182	25,594
Citigroup, Inc.	1,462	37,456
Goldman Sachs Group, Inc.	1,627	153,833
JPMorgan Chase & Co.	2,667	80,330
Morgan Stanley	2,080	28,080
		325,293
Diversified Manufacturing Operations — 0.2%
Dover Corp.	844	39,330
Eaton Corp.	667	23,679
General Electric Co.	4,580	69,799
Parker Hannifin Corp.	145	9,154
		141,962
E-Commerce/Products — 0.0%
Amazon.com, Inc.†	103	22,272
E-Commerce/Services — 0.7%
eBay, Inc.†	19,935	587,883
Electric Products-Misc. — 0.1%
Emerson Electric Co.	2,042	84,355
Electric-Integrated — 0.2%
Dominion Resources, Inc.	916	46,505
NextEra Energy, Inc.	509	27,496
PG&E Corp.	724	30,633
Progress Energy, Inc.	640	33,101
		137,735
Electronic Components-Misc. — 0.1%
TE Connectivity, Ltd.	4,740	133,383
Electronic Components-Semiconductors — 0.2%
Broadcom Corp., Class A†	1,009	33,590
Intel Corp.	1,953	41,657

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Electronic Components-Semiconductors (continued)
Micron Technology, Inc.†	5,173	$26,072
Texas Instruments, Inc.	1,708	45,518
		146,837
Electronic Connectors — 0.1%
Amphenol Corp., Class A	1,665	67,882
Electronic Forms — 0.1%
Adobe Systems, Inc.†	5,437	131,412
Engineering/R&D Services — 0.0%
Fluor Corp.	958	44,595
Enterprise Software/Service — 0.3%
Oracle Corp.	8,500	244,290
Entertainment Software — 0.0%
Activision Blizzard, Inc.	1,205	14,339
Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	8,943	100,788
Food-Misc. — 0.1%
Kellogg Co.	1,500	79,785
Gold Mining — 0.0%
Newmont Mining Corp.	604	37,992
Hotels/Motels — 0.1%
Gaylord Entertainment Co.†	202	3,907
Hyatt Hotels Corp., Class A†	919	28,829
Marriott International, Inc., Class A	893	24,325
Starwood Hotels & Resorts Worldwide, Inc.	760	29,503
		86,564
Human Resources — 0.1%
Monster Worldwide, Inc.†	7,428	53,333
Independent Power Producers — 0.0%
GenOn Energy, Inc.†	104	289
Industrial Automated/Robotic — 0.3%
FANUC Corp.(18)	1,800	247,822
Instruments-Controls — 0.1%
Honeywell International, Inc.	1,763	77,413
Insurance-Life/Health — 0.2%
Prudential Financial, Inc.	1,532	71,790
Prudential PLC(18)	12,778	109,369
		181,159
Insurance-Multi-line — 0.0%
MetLife, Inc.	1,483	41,539
Insurance-Property/Casualty — 0.0%
Chubb Corp.	639	38,334
Investment Management/Advisor Services — 0.1%
Franklin Resources, Inc.	187	17,885
T. Rowe Price Group, Inc.	1,622	77,483
		95,368
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.	426	31,456
Medical Products — 0.3%
Baxter International, Inc.	1,674	93,978
Johnson & Johnson	2,510	159,912
		253,890

Security Description	Shares	Value (Note 3)
Medical-Biomedical/Gene — 0.8%
Celgene Corp.†	9,383	$580,995
Gilead Sciences, Inc.†	516	20,021
Human Genome Sciences, Inc.†	1,989	25,240
Vertex Pharmaceuticals, Inc.†	2,803	124,846
		751,102
Medical-Drugs — 0.3%
Abbott Laboratories	1,195	61,112
Merck & Co., Inc.	2,609	85,341
Pfizer, Inc.	7,700	136,136
		282,589
Medical-HMO — 0.1%
UnitedHealth Group, Inc.	2,448	112,902
WellPoint, Inc.	208	13,578
		126,480
Medical-Hospitals — 0.0%
HCA Holdings, Inc.†	1,058	21,329
Metal Processors & Fabrication — 0.3%
Precision Castparts Corp.	1,535	238,631
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	1,937	58,982
Metal-Diversified — 0.2%
Ivanhoe Mines, Ltd.†	14,965	205,020
Multimedia — 0.5%
News Corp., Class A	20,510	317,290
Time Warner, Inc.	1,755	52,597
Walt Disney Co.	1,487	44,848
		414,735
Networking Products — 0.0%
Cisco Systems, Inc.	1,204	18,650
Oil Companies-Exploration & Production — 0.4%
Anadarko Petroleum Corp.	851	53,656
Apache Corp.	494	39,639
Cabot Oil & Gas Corp.	319	19,749
Continental Resources, Inc.†	808	39,083
Devon Energy Corp.	387	21,455
EOG Resources, Inc.	180	12,782
EQT Corp.	319	17,022
Noble Energy, Inc.	213	15,080
Occidental Petroleum Corp.	808	57,772
Range Resources Corp.	403	23,559
Southwestern Energy Co.†	3,028	100,923
		400,720
Oil Companies-Integrated — 0.4%
Chevron Corp.	1,243	115,002
Exxon Mobil Corp.	1,962	142,500
Hess Corp.	1,386	72,710
Suncor Energy, Inc.	1,992	50,676
		380,888
Oil Field Machinery & Equipment — 0.0%
National Oilwell Varco, Inc.	426	21,820
Oil-Field Services — 0.5%
Baker Hughes, Inc.	2,835	130,864
Halliburton Co.	3,985	121,622

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Oil-Field Services (continued)
Schlumberger, Ltd.	3,611	$215,685
Weatherford International, Ltd.†	2,002	24,444
		492,615
Pharmacy Services — 0.7%
Express Scripts, Inc.†	6,621	245,441
Medco Health Solutions, Inc.†	8,197	384,357
		629,798
Real Estate Investment Trusts — 0.0%
Host Hotels & Resorts, Inc.	3,481	38,082
Real Estate Operations & Development — 0.0%
Hang Lung Properties, Ltd.(18)	4,778	14,126
Rental Auto/Equipment — 0.0%
Hertz Global Holdings, Inc.†	4,570	40,673
Retail-Apparel/Shoe — 0.4%
Limited Brands, Inc.	8,155	314,049
PVH Corp.	213	12,405
		326,454
Retail-Building Products — 0.1%
Home Depot, Inc.	2,480	81,518
Retail-Discount — 0.1%
Target Corp.	868	42,567
Wal-Mart Stores, Inc.	329	17,075
		59,642
Retail-Drug Store — 0.1%
CVS Caremark Corp.	1,710	57,422
Retail-Jewelry — 0.2%
Cie Financiere Richemont SA, Class A(18)	3,271	145,202
Retail-Regional Department Stores — 0.0%
Macy's, Inc.	640	16,845
Retail-Sporting Goods — 0.1%
Dick's Sporting Goods, Inc.†	2,890	96,699
Semiconductor Components-Integrated Circuits — 0.2%
QUALCOMM, Inc.	2,955	143,702
Software Tools — 0.1%
VMware, Inc., Class A†	776	62,375
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	633	21,529
United States Steel Corp.	1,627	35,810
		57,339
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc.	2,112	26,104
Telephone-Integrated — 0.2%
AT&T, Inc.	2,033	57,981
CenturyLink, Inc.	1,663	55,079
Verizon Communications, Inc.	2,005	73,784
		186,844
Tobacco — 0.1%
Altria Group, Inc.	2,168	58,124
Transport-Rail — 0.2%
Union Pacific Corp.	1,811	147,904

Security Description	Shares/ Principal Amount(16)	Value (Note 3)
Transport-Services — 0.5%
C.H. Robinson Worldwide, Inc.	2,510	$171,860
United Parcel Service, Inc., Class B	4,020	253,863
		425,723
Vitamins & Nutrition Products — 0.2%
Mead Johnson Nutrition Co.	2,410	165,880
Web Portals/ISP — 0.2%
Google, Inc., Class A†	300	154,314
Wireless Equipment — 0.2%
Crown Castle International Corp.†	4,525	184,032
Total Common Stock (cost $14,101,228)		14,070,927
PREFERRED STOCK — 0.3%
Banks-Super Regional — 0.1%
US Bancorp FRS 3.50%	28	19,068
Wachovia Capital Trust IX 6.38%	750	18,908
		37,976
Diversified Banking Institutions — 0.1%
Ally Financial, Inc. 7.00%*	23	15,402
Goldman Sachs Group, Inc. 6.13%	2,000	49,600
HSBC Holdings PLC 8.00%	540	13,732
		78,734
Diversified Financial Services — 0.0%
General Electric Capital Corp. 5.50%	1,073	27,683
Electric-Integrated — 0.0%
Southern California Edison Co. FRS 5.71%	60	6,009
Finance-Investment Banker/Broker — 0.0%
JP Morgan Chase Capital XXIX 6.70%	1,080	27,065
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mgt. Corp. FRS 8.38%	400	800
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities FRS 3.00%	2,400	44,424
Total Preferred Stock (cost $244,742)		222,691
ASSET BACKED SECURITIES — 11.4%
Diversified Financial Services — 11.4%
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class C 3.34% due 04/08/16	$120,000	123,143
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/17	380,000	394,292

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/15	$75,000	$78,507
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/15	80,000	83,406
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A 4.64% due 05/20/16*	195,000	209,104
Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A 5.68% due 02/20/14*	315,000	329,517
Banc of America Commercial Mtg., Inc., VRS Series 2005-2, Class A4 4.78% due 07/10/43(3)	255,743	258,298
Bear Stearns Adjustable Rate Mtg. Trust, VRS Series 2005-12, Class 12A1 2.62% due 02/25/36(4)	420,321	276,751
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW14, Class A4 5.20% due 12/11/38(3)	230,000	248,639
Bear Stearns Commercial Mtg. Securities, Inc., VRS Series 2007-PW16, Class A4 5.71% due 06/11/40(3)	195,000	207,978
Citigroup Mtg. Loan Trust, Inc., FRS Series 2006-AR1, Class 3A1 2.69% due 03/25/36(4)	238,826	151,308
Commercial Mtg., Pass Through Certs., Series 2010-C1, Class A3 4.21% due 07/10/46*(3)	145,000	146,672
Countrywide Alternative Loan Trust, FRS Series 2006-OC11, Class 2A2A 0.40% due 01/25/37(4)	291,331	145,399
Countrywide Home Loan Mtg. Pass Through Trust, VRS Series 2004-22, Class A2 2.78% due 11/25/34(4)	116,345	87,536
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/35(4)	218,912	190,287
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/36(4)	55,244	52,717
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/21	144,989	149,472

Security Description	Principal Amount(16)	Value (Note 3)
Diversified Financial Services (continued)
First Horizon Alternative Mtg. Securities, FRS Series 2005-AA3, Class 3A1 2.28% due 05/25/35(4)	$314,253	$220,740
GMAC Commercial Mtg. Securities, Inc., VRS Series 2006-C1, Class A4 5.24% due 11/10/45(3)	390,000	414,524
GS Mtg. Securities Corp. II, FRS Series 2007-EOP, Class L 6.42% due 03/06/20*(3)	170,000	168,702
GS Mtg. Securities Corp. II, VRS Series 2004-GG2, Class A6 5.40% due 08/10/38(3)	600,000	637,743
GS Mtg. Securities Corp. II, VRS Series 2006-GG6, Class A4 5.55% due 04/10/38(3)	575,000	610,346
GSR Mtg. Loan Trust, VRS Series 2006-AR2, Class 3A1 2.65% due 04/25/36(4)	28,943	18,362
GSR Mtg. Loan Trust, VRS Series 2006-AR1, Class 2A1 2.78% due 01/25/36(4)	162,190	118,603
GSR Mtg. Loan Trust, VRS Series 2005-AR2, Class 1A2 2.84% due 04/25/35(4)	114,810	82,414
GSR Mtg. Loan Trust, VRS Series 2007-AR1, Class 2A1 3.99% due 03/25/37(4)	80,716	52,475
Hertz Vehicle Financing LLC, Series 2009-2A, Class A1 4.26% due 03/25/14*	180,000	186,599
Impac CMB Trust, FRS Series 2005-4, Class 1A1A 0.77% due 06/25/35(4)	184,486	130,059
LB-UBS Commercial Mtg. Trust, VRS Series 2008-C1, Class A2 6.15% due 04/15/41(3)	255,000	278,749
Merrill Lynch Mtg. Investors Trust, VRS Series 2005-A2, Class A2 2.62% due 02/25/35(4)	72,668	66,965
Merrill Lynch Mtg. Investors Trust, VRS Series 2005-A1, Class 2A1 2.64% due 12/25/34(4)	151,646	138,249
Merrill Lynch Mtg. Investors, Inc., FRS Series 2007-MLN1, Class A2A 0.34% due 03/25/37	115,631	57,624
Merrill Lynch/Countrywide Commercial Mtg. Trust VRS Series 2007-8, Class AM 6.17% due 08/12/49(3)	250,000	221,413
Morgan Stanley ABS Capital I, FRS Series 2006-HE5, Class A2C 0.37% due 08/25/36	375,000	189,037

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	$40,000	$44,447
		897,376
Casino Hotels — 0.1%
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/17*(7)	10,555	9,579
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/19*	10,000	9,425
Harrah's Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	10,000	10,087
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	6,000	6,585
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/20	15,000	15,750
		51,426
Cellular Telecom — 0.5%
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14	130,000	142,226
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18	165,000	219,869
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	35,000	35,131
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	20,000	18,950
		416,176
Chemicals-Diversified — 0.1%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/18	5,000	5,169
Lyondell Chemical Co. Senior Sec. Notes 8.00% due 11/01/17*	100,000	107,750
PPG Industries, Inc. Senior Notes 1.90% due 01/15/16	3,000	2,987
PPG Industries, Inc. Senior Notes 5.50% due 11/15/40	6,000	6,861
		122,767

Security Description	Principal Amount(16)	Value (Note 3)
Chemicals-Plastics — 0.0%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	$15,000	$12,375
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Senior Notes 4.60% due 07/01/13	40,000	41,905
Eastman Chemical Co. Senior Notes 7.25% due 01/15/24	25,000	30,793
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/34	10,000	13,245
Nalco Co. Senior Notes 6.63% due 01/15/19*	25,000	27,375
		113,318
Coal — 0.2%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/19	6,000	5,610
Alpha Natural Resources, Inc. Company Guar. Notes 6.25% due 06/01/21	5,000	4,663
Consol Energy, Inc. Company Guar. Notes 8.00% due 04/01/17	10,000	10,450
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20	25,000	26,312
Foresight Energy LLC/Foresight Energy Corp. Company Guar. Notes 9.63% due 08/15/17*	5,000	5,050
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	11,000	9,790
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/20	65,000	68,331
		130,206
Commercial Services — 0.0%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	15,000	12,375
Computer Services — 0.1%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	11,000	12,076
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	5,000	5,025
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	20,000	25,632
		42,733

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Morgan Stanley ABS Capital I, FRS Series 2007-NC1, Class A2C 0.37% due 11/25/36	$355,000	$113,722
Morgan Stanley Capital I, VRS Series 2007-T25, Class A3 5.51% due 11/12/49(3)	240,000	258,920
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(3)	17,054	17,053
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(4)	133,179	113,888
MortgageIT Trust, FRS Series 2005-4, Class A1 0.51% due 10/25/35(4)	414,311	272,911
Navistar Financial Corp. Owner Trust, Series 2010-A, Class B 4.17% due 10/20/14*	205,000	212,762
OBP Depositor LLC Trust, Series 2010-OBP, Class A 4.65% due 07/15/45*(3)	215,000	228,304
Option One Mtg. Loan Trust, FRS Series 2006-3, Class 2A2 0.33% due 02/25/37	92,158	48,569
Residential Asset Securities Corp., FRS Series 2006-EMX3, Class A2 0.41% due 04/25/36	76,234	52,196
Santander Drive Auto Receivables Trust, Series 2011-1, Class C 3.11% due 05/16/16	155,000	157,333
Santander Drive Auto Receivables Trust, Series 2010-2, Class C 3.89% due 07/17/17	50,000	51,042
Securitized Asset Backed Receivables LLC Trust, FRS Series 2007-BR3, Class A2A 0.30% due 04/25/37	403,061	132,522
Securitized Asset Backed Receivables LLC Trust, FRS Series 2007-BR5, Class A2A 0.36% due 05/25/37	236,859	136,889
Sequoia Mtg. Trust, VRS Series 2007-1, Class 2A1 3.89% due 02/20/47(4)	263,837	205,432
Sierra Receivables Funding Co. LLC Series 2010-3A, Class A 3.51% due 11/20/25*	60,230	60,963
Thornburg Mtg. Securities Trust, VRS Series 2005-1, Class A3 2.36% due 04/25/45(4)	235,015	190,749
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	234,558	234,952
Wells Fargo Mtg. Backed Securities Trust, FRS Series 2005-AR2, Class 2A2 2.73% due 03/25/35(4)	313,799	278,508

Security Description	Principal Amount(16)	Value (Note 3)
Diversified Financial Services (continued)
Wells Fargo Mtg. Backed Securities Trust, FRS Series 2004-BB, Class A2 2.73% due 01/25/35(4)	$434,578	$381,878
Wells Fargo Mtg. Backed Securities Trust, FRS Series 2006-AR14, Class 2A1 3.09% due 10/25/36(4)	163,862	122,566
WF-RBS Commercial Mtg. Trust, VRS Series 2011-C2, Class XA 1.18% due 02/15/44*(3)(5)	1,123,374	63,897
WF-RBS Commercial Mtg. Trust, VRS Series 2011-C2, Class A4 4.87% due 02/15/44*(3)	205,000	215,225
Total Asset Backed Securities (cost $10,397,503)		10,275,911
U.S. CORPORATE BONDS & NOTES — 22.6%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/14	218,000	229,990
Interpublic Group of Cos., Inc. Senior Notes 10.00% due 07/15/17	65,000	73,937
		303,927
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/17	5,000	4,625
Aerospace/Defense — 0.1%
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/20	20,000	20,550
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/21*	15,000	15,253
Lockheed Martin Corp. Senior Notes 3.35% due 09/15/21	12,000	11,881
Lockheed Martin Corp. Senior Notes 4.25% due 11/15/19	14,000	15,222
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36	11,000	13,326
		76,232
Aerospace/Defense-Equipment — 0.0%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	30,000	31,275
Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 6.88% due 05/01/18	15,000	16,744

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Airlines — 0.3%
American Airlines Pass Through Trust Series 2011-2, Class A 8.63% due 10/15/21	$16,000	$15,880
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	1,979	1,840
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	22,775	18,676
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19	34,302	34,302
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	63,248	58,821
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/19	95,192	98,999
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	4,000	4,120
US Airways Pass Through Trust Series 2010-1, Class A 6.25% due 04/22/23	30,000	27,225
		259,863
Auto-Cars/Light Trucks — 0.2%
Daimler Finance North America LLC Company Guar. Notes 3.88% due 09/15/21*	8,000	7,804
Ford Motor Co. Senior Notes 7.45% due 07/16/31	130,000	146,755
		154,559
Auto-Heavy Duty Trucks — 0.1%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	40,000	41,050
Auto/Truck Parts & Equipment-Original — 0.1%
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18	5,000	5,125
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15	35,000	35,700
		40,825
Banks-Commercial — 0.5%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/16	19,000	19,771

Security Description	Principal Amount(16)	Value (Note 3)
Banks-Commercial (continued)
Branch Banking & Trust Co. FRS Sub. Notes 0.60% due 05/23/17	$7,000	$6,339
CIT Group, Inc. Sec. Notes 7.00% due 05/04/15*	45,000	44,662
CIT Group, Inc. Sec. Notes 7.00% due 05/01/17	3,205	3,109
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	60,000	60,887
KeyBank NA Sub. Notes 7.41% due 10/15/27	4,000	4,383
National City Bank Sub. Notes 5.80% due 06/07/17	250,000	271,984
Regions Bank Sub. Notes 7.50% due 05/15/18	10,000	9,888
Zions Bancorp Senior Notes 7.75% due 09/23/14	12,000	12,651
		433,674
Banks-Fiduciary — 0.0%
State Street Capital Trust IV FRS Limited Guar. Notes 1.35% due 06/15/37	34,000	23,297
Banks-Money Center — 0.0%
Chase Capital III FRS Limited Guar. Notes 0.88% due 03/01/27	19,000	14,079
Comerica Bank Sub. Notes 5.20% due 08/22/17	10,000	10,908
		24,987
Banks-Mortgage — 0.1%
Provident Funding Associates LP/PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/17*	45,000	43,875
Banks-Super Regional — 0.7%
Bank of America NA Sub. Notes 5.30% due 03/15/17	20,000	18,063
Capital One Capital VI Limited Guar. Notes 8.88% due 05/15/40	8,000	8,118
Capital One Financial Corp. FRS Senior Notes 1.40% due 07/15/14	9,000	8,968
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	50,000	52,966
Huntington BancShares, Inc. Sub. Notes 7.00% due 12/15/20	9,000	10,187

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	$11,000	$11,633
PNC Financial Services Group, Inc. FRS Jr. Sub. Notes 6.75% due 08/01/21(6)	25,000	23,750
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 6.11% due 03/15/12*(6)	17,000	12,580
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/16	140,000	141,940
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	10,000	11,048
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	2,000	1,976
Wachovia Capital Trust III FRS Limited Guar. Notes 5.57% due 10/30/11(6)	12,000	9,840
Wachovia Corp. FRS Senior Notes 0.62% due 06/15/17	15,000	13,527
Wells Fargo & Co. FRS Senior Notes 0.45% due 10/28/15	17,000	15,963
Wells Fargo & Co. Notes 4.60% due 04/01/21	260,000	277,915
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(6)	10,000	10,300
		628,774
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/16	5,000	5,250
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	40,000	42,000
		47,250
Broadcast Services/Program — 0.4%
Discovery Communications LLC Company Guar. Notes 3.70% due 06/01/15	175,000	184,181
Liberty Media LLC Senior Notes 8.25% due 02/01/30	40,000	37,900
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/17	8,000	7,900
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/13	140,000	155,595
		385,576

Security Description	Principal Amount(16)	Value (Note 3)
Building & Construction Products-Misc. — 0.0%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/21*	$10,000	$9,500
Building Products-Wood — 0.1%
Masco Corp. Senior Notes 6.13% due 10/03/16	40,000	39,007
Masco Corp. Bonds 6.50% due 08/15/32	25,000	22,142
		61,149
Building-Residential/Commercial — 0.0%
Standard Pacific Corp. Sec. Notes 8.38% due 05/15/18	5,000	4,250
Cable/Satellite TV — 1.0%
AT&T Broadband Company Guar. Notes 8.38% due 03/15/13	230,000	252,703
Comcast Corp. Company Guar. Notes 5.65% due 06/15/35	7,000	7,328
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	130,000	143,944
COX Communications, Inc. Senior Notes 5.88% due 12/01/16*	19,000	21,520
COX Communications, Inc. Senior Notes 8.38% due 03/01/39*	100,000	137,746
CSC Holdings LLC Senior Notes 7.63% due 07/15/18	105,000	109,725
CSC Holdings LLC Senior Notes 7.88% due 02/15/18	10,000	10,500
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.50% due 03/01/16	105,000	108,342
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 03/01/41	11,000	12,307
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/21*	20,000	19,100
Insight Communications Co., Inc. Senior Notes 9.38% due 07/15/18*	5,000	5,600
TCI Communications, Inc. Senior Notes 7.13% due 02/15/28	10,000	12,253
Time Warner Cable, Inc. Company Guar. Notes 5.50% due 09/01/41	12,000	11,861

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Computers — 0.3%
Hewlett-Packard Co. Senior Notes 3.00% due 09/15/16	$268,000	$270,235
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/41	16,000	16,876
		287,111
Containers-Metal/Glass — 0.2%
Ball Corp. Company Guar. Notes 6.75% due 09/15/20	50,000	51,750
Ball Corp. Company Guar. Notes 7.13% due 09/01/16	25,000	26,250
Crown Americas LLC/Crown Americas Capital Corp. II Company Guar. Notes 7.63% due 05/15/17	65,000	68,737
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26	3,000	2,970
Owens-Brockway Glass Container, Inc. Company Guar. Notes 7.38% due 05/15/16	55,000	57,200
		206,907
Containers-Paper/Plastic — 0.0%
Rock-Tenn Co. Company Guar. Notes 9.25% due 03/15/16	20,000	21,300
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	5,000	5,238
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/18*	30,000	29,775
Decision Support Software — 0.0%
PGS Solutions Company Guar. Notes 9.63% due 02/15/15	10,000	10,425
Dialysis Centers — 0.0%
DaVita, Inc. Company Guar. Notes 6.63% due 11/01/20	10,000	9,600
Diversified Banking Institutions — 2.8%
BAC Capital Trust XI Limited Guar. Notes 6.63% due 05/23/36	240,000	180,529
BAC Capital Trust XIII FRS Limited Guar. Notes 0.75% due 03/15/12(6)	41,000	21,800
BAC Capital Trust XV FRS Limited Guar. Notes 1.13% due 06/01/56	10,000	5,359

Security Description	Principal Amount(16)	Value (Note 3)
Diversified Banking Institutions (continued)
Bank of America Corp. FRS Senior Notes 1.80% due 07/11/14	$12,000	$10,681
Bank of America Corp. Senior Notes 5.00% due 05/13/21	11,000	9,814
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	100,000	86,876
Bank of America Corp. Senior Notes 7.38% due 05/15/14	95,000	97,948
Citigroup, Inc. Sub. Notes 4.88% due 05/07/15	10,000	9,992
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	70,000	68,653
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	205,000	210,362
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	27,000	26,877
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	5,000	5,306
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	50,000	53,630
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	75,000	78,922
Goldman Sachs Group, Inc. Senior Notes 3.70% due 08/01/15	140,000	137,072
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	150,000	145,510
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	12,000	12,355
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	175,000	170,532
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	60,000	54,526
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	12,000	10,977
JPMorgan Chase & Co. FRS Sub. Notes 1.53% due 09/01/15	21,000	20,407
JPMorgan Chase & Co. Senior Notes 3.45% due 03/01/16	8,000	8,033
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/20	20,000	20,047

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	$290,000	$305,412
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17	23,000	25,148
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18(6)	10,000	10,300
JPMorgan Chase Capital XXII Limited Guar. Notes 6.45% due 01/15/87	225,000	224,142
JPMorgan Chase Capital XXIII FRS Limited Guar. Bonds 1.29% due 05/15/77	5,000	3,357
Morgan Stanley Sub. Notes 4.75% due 04/01/14	180,000	171,057
Morgan Stanley Senior Notes 5.55% due 04/27/17	16,000	15,409
Morgan Stanley Senior Notes 5.63% due 09/23/19	160,000	150,091
Morgan Stanley Senior Notes 6.63% due 04/01/18	110,000	109,127
Nationsbank Corp. Sub. Notes 7.25% due 10/15/25	4,000	3,858
NB Capital Trust IV Limited Guar. Notes 8.25% due 04/15/27	90,000	83,475
		2,547,584
Diversified Financial Services — 0.8%
General Electric Capital Corp. Senior Notes 3.75% due 11/14/14	160,000	167,026
General Electric Capital Corp. Senior Notes 4.38% due 09/16/20	10,000	10,175
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/21	150,000	155,610
General Electric Capital Corp. Senior Notes 5.63% due 05/01/18	125,000	136,649
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	16,000	16,399
General Electric Capital Corp. Senior Notes 6.00% due 06/15/12	155,000	160,745
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	50,000	57,079
		703,683

Security Description	Principal Amount(16)	Value (Note 3)
Diversified Manufacturing Operations — 0.4%
3M Co. Senior Notes 1.38% due 09/29/16	$22,000	$21,881
Cargill, Inc. Senior Notes 4.31% due 05/14/21*	218,000	236,356
General Electric Co. Senior Notes 5.25% due 12/06/17	6,000	6,666
Harsco Corp. Senior Notes 2.70% due 10/15/15	20,000	20,346
Pentair, Inc. Company Guar. Notes 5.00% due 05/15/21	10,000	10,443
Textron, Inc. Senior Notes 4.63% due 09/21/16	13,000	13,159
		308,851
E-Commerce/Services — 0.1%
Expedia, Inc. Company Guar. Notes 8.50% due 07/01/16	10,000	10,979
NetFlix, Inc. Company Guar. Notes 8.50% due 11/15/17	30,000	32,475
		43,454
Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st. Mtg. Notes 5.38% due 11/01/40	20,000	22,680
Electric-Generation — 0.1%
AES Corp. Senior Notes 8.00% due 10/15/17	20,000	20,100
AES Corp. Senior Notes 8.00% due 06/01/20	65,000	65,000
		85,100
Electric-Integrated — 0.7%
Arizona Public Service Co. Senior Notes 5.05% due 09/01/41	4,000	4,360
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	65,000	73,220
Cleco Power LLC Senior Notes 6.00% due 12/01/40	10,000	11,872
CMS Energy Corp. Senior Notes 2.75% due 05/15/14	13,000	12,726
CMS Energy Corp. Senior Notes 6.25% due 02/01/20	28,000	28,863
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	120,000	139,722

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	$25,000	$28,372
Duquesne Light Holdings, Inc. Senior Notes 5.90% due 12/01/21*	7,000	7,093
Edison International Senior Notes 3.75% due 09/15/17	96,000	97,287
Entergy Corp. Senior Notes 3.63% due 09/15/15	120,000	120,116
Entergy Mississippi, Inc. 1st Mtg. Notes 3.25% due 06/01/16	4,000	4,137
Exelon Corp. Senior Notes 5.63% due 06/15/35	5,000	5,217
Georgia Power Co. Senior Notes 3.00% due 04/15/16	7,000	7,333
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/21	6,000	6,317
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/16*	20,000	20,550
Kansas City Power & Light Co. Senior Notes 5.30% due 10/01/41	11,000	11,250
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	8,943	9,122
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/22	15,000	18,903
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/34	8,000	9,548
PPL Electric Utilities Corp. 1st Mtg. Notes 5.20% due 07/15/41	3,000	3,535
PSEG Power LLC Company Guar. Notes 4.15% due 09/15/21	11,000	11,019
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/21	17,000	16,862
SCANA Corp. Senior Notes 4.75% due 05/15/21	8,000	8,424
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/05†(1)(2)	30,000	0
		655,848
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	7,000	6,825

Security Description	Principal Amount(16)	Value (Note 3)
Electronic Components-Misc. (continued)
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	$5,000	$5,513
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/18	11,000	12,457
		24,795
Electronic Components-Semiconductors — 0.0%
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	12,000	14,316
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 4.75% due 07/15/20	11,000	11,384
Enterprise Software/Service — 0.0%
Mantech International Corp. Company Guar. Notes 7.25% due 04/15/18	20,000	19,800
Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 5.00% due 05/15/18	19,000	18,352
Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/21	20,000	19,894
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/18*	10,000	9,800
		48,046
Finance-Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	12,000	12,313
Finance-Consumer Loans — 0.2%
SLM Corp. Senior Notes 5.63% due 08/01/33	90,000	71,667
SLM Corp. Senior Notes 6.25% due 01/25/16	116,000	113,858
SLM Corp. Senior Notes 8.45% due 06/15/18	15,000	15,602
		201,127
Finance-Credit Card — 0.0%
Capital One Capital III Limited Guar. Bonds 7.69% due 08/15/36	6,000	5,865
Finance-Investment Banker/Broker — 0.7%
GFI Group, Inc. Senior Notes 8.38% due 07/19/18*	11,000	10,230
Jefferies Group, Inc. Senior Notes 5.13% due 04/13/18	16,000	14,984

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)
Lazard Group LLC Senior Notes 6.85% due 06/15/17	$270,000	$297,297
Lehman Brothers Holdings Capital Trust VII FRS Limited Guar. Notes 5.86% due 05/31/12†(6)(8)(9)	8,000	1
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(8)(9)	10,000	2,362
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(8)(9)	9,000	5
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(8)(9)	11,000	5
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	19,000	17,099
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	200,000	154,966
Merrill Lynch & Co., Inc. Sub. Notes 6.22% due 09/15/26	100,000	84,572
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/38	4,000	3,717
MF Global Holdings, Ltd. Senior Notes 6.25% due 08/08/16(10)	6,000	5,710
Scottrade Financial Services, Inc. Senior Notes 6.13% due 07/11/21*	10,000	10,406
		601,354
Finance-Leasing Companies — 0.0%
Boeing Capital Corp. Senior Notes 2.13% due 08/15/16	5,000	5,059
Boeing Capital Corp. Senior Notes 2.90% due 08/15/18	5,000	5,166
		10,225
Finance-Other Services — 0.2%
ERAC USA Finance LLC Company Guar. Notes 2.75% due 07/01/13*	80,000	80,931
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/37*	45,000	52,425
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/17	5,000	4,750
		138,106

Security Description	Principal Amount(16)	Value (Note 3)
Financial Guarantee Insurance — 0.0%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/66*	$25,000	$18,000
Food-Canned — 0.0%
Blue Merger Sub, Inc. Company Guar. Notes 7.63% due 02/15/19*	15,000	12,675
Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14	30,000	34,050
Food-Misc. — 0.0%
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	25,000	30,560
Food-Retail — 0.0%
Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	10,000	12,792
Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	15,000	14,700
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/18	85,000	99,973
Southern Union Co. Senior Notes 7.60% due 02/01/24	12,000	14,199
		114,172
Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/15	5,000	4,563
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	10,000	9,650
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(1)(2)	40,000	0
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/18	5,000	4,700
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	35,000	36,094
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20	15,000	14,175
		64,619
Insurance-Life/Health — 0.2%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	10,000	10,537

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health (continued)
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	$14,000	$14,265
Protective Life Corp. Senior Notes 8.45% due 10/15/39	24,000	27,721
Prudential Financial, Inc. Senior Notes 4.50% due 11/15/20	19,000	18,876
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/15	14,000	14,615
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	75,000	79,131
		165,145
Insurance-Multi-line — 0.3%
Genworth Financial, Inc. Senior Notes 7.63% due 09/24/21	4,000	3,447
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/68	45,000	42,300
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/05/39*	175,000	203,869
		249,616
Insurance-Mutual — 0.5%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	10,000	10,418
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	220,000	207,900
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/39*	120,000	180,691
		399,009
Insurance-Property/Casualty — 0.9%
ACE Capital Trust II Limited Guar. Notes 9.70% due 04/01/30	240,000	305,151
Everest Reinsurance Holdings, Inc. FRS Jr. Sub. Bonds 6.60% due 05/15/37	290,000	251,213
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	210,000	212,184
		768,548
Machinery-Farming — 0.1%
Case New Holland, Inc. Senior Notes 7.88% due 12/01/17	35,000	37,275
CNH America LLC Company Guar. Notes 7.25% due 01/15/16	25,000	25,875
		63,150

Security Description	Principal Amount(16)	Value (Note 3)
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/19	$9,000	$8,280
Medical Instruments — 0.0%
Boston Scientific Corp. Senior Notes 6.00% due 01/15/20	14,000	15,696
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	10,000	13,393
Fresenius U.S. Finance II Company Guar. Notes 9.00% due 07/15/15*	20,000	22,100
Johnson & Johnson Notes 5.55% due 08/15/17	15,000	18,043
Universal Hospital Services, Inc. Sec. Notes 8.50% due 06/01/15(7)	5,000	4,869
		58,405
Medical-Biomedical/Gene — 0.0%
Genzyme Corp. Company Guar. Notes 3.63% due 06/15/15	5,000	5,347
Medical-HMO — 0.0%
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/21	9,000	9,718
Medical-Hospitals — 0.2%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17*	12,000	11,400
HCA, Inc. Senior Sec. Notes 7.25% due 09/15/20	25,000	25,250
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	95,000	100,700
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	2,000	1,733
Tenet Healthcare Corp Senior Sec. Notes 8.88% due 07/01/19	55,000	58,162
		197,245
Metal-Aluminum — 0.0%
Alcoa, Inc. Senior Notes 5.90% due 02/01/27	8,000	7,920
Alcoa, Inc. Senior Notes 6.15% due 08/15/20	9,000	9,117
		17,037

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc. Senior Notes 4.80% due 10/01/20	$10,000	$9,731
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/18	10,000	9,250
Multimedia — 0.7%
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	270,000	309,939
NBCUniversal Media LLC Senior Notes 3.65% due 04/30/15	155,000	163,072
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	8,000	8,564
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/23	135,000	172,860
		654,435
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	10,000	10,125
Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/18	11,000	11,438
Republic Services, Inc. Company Guar. Notes 5.70% due 05/15/41	2,000	2,266
Republic Services, Inc. Company Guar. Notes 6.20% due 03/01/40	8,000	9,613
Waste Management, Inc. Company Guar. Notes 2.60% due 09/01/16	7,000	7,017
		30,334
Office Automation & Equipment — 0.3%
Xerox Corp. Senior Notes 4.25% due 02/15/15	150,000	158,667
Xerox Corp. Senior Notes 4.50% due 05/15/21	12,000	12,001
Xerox Corp. Senior Notes 8.25% due 05/15/14	70,000	79,694
		250,362
Oil Companies-Exploration & Production — 0.5%
Alta Mesa Holdings/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/18	5,000	4,550

Security Description	Principal Amount(16)	Value (Note 3)
Oil Companies-Exploration & Production (continued)
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	$25,000	$27,345
Anadarko Petroleum Corp. Notes 6.20% due 03/15/40	80,000	83,286
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/36	8,000	8,462
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/19	65,000	75,402
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18	10,000	9,800
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	20,000	20,600
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/20	15,000	15,675
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/19*	5,000	4,825
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 7.75% due 11/01/15*	5,000	5,038
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/20	5,000	5,150
Newfield Exploration Co. Senior Notes 5.75% due 01/30/22	25,000	24,719
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/18	15,000	15,525
Noble Energy, Inc. Senior Notes 6.00% due 03/01/41	11,000	12,282
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/16	55,000	58,098
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	5,000	5,225
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/21	15,000	15,562
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/20	15,000	15,975
Range Resources Corp. Company Guar. Notes 7.50% due 10/01/17	15,000	15,900
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/21*	5,000	4,600

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/28	$19,000	$21,448
		449,467
Oil Companies-Integrated — 0.0%
Hess Corp. Senior Notes 5.60% due 02/15/41	5,000	5,394
Oil Refining & Marketing — 0.0%
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.65% due 02/15/22	8,000	7,884
Oil-Field Services — 0.0%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/18*	10,000	9,600
Helix Energy Solutions Group, Inc. Company Guar. Notes 9.50% due 01/15/16*	3,000	3,045
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/19*	5,000	4,887
		17,532
Paper & Related Products — 0.2%
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/18	30,000	29,775
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	15,000	15,260
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	80,000	83,833
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	17,000	18,791
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/16*	7,000	6,790
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/19	35,000	39,861
		194,310
Pharmacy Services — 0.2%
Express Scripts, Inc. Company Guar. Notes 3.13% due 05/15/16	90,000	90,874
Express Scripts, Inc. Company Guar. Notes 6.25% due 06/15/14	95,000	104,567
		195,441
Pipelines — 0.7%
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	10,000	10,225

Security Description	Principal Amount(16)	Value (Note 3)
Pipelines (continued)
El Paso Corp. Senior Notes 6.88% due 06/15/14	$5,000	$5,614
El Paso Corp. Senior Notes 7.00% due 06/15/17	100,000	112,017
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	41,000	42,128
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/41	21,000	19,631
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/18*	5,000	4,750
IFM US Colonial Pipeline 2 LLC Senior Sec. Notes 6.45% due 05/01/21*	20,000	22,462
Kinder Morgan Energy Partners LP Senior Notes 6.38% due 03/01/41	110,000	116,766
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/18*	37,000	36,538
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/21	5,000	5,125
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	225,000	234,185
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 6.50% due 05/01/18	13,000	14,969
Southern Natural Gas Co./Southern Natural Issuing Corp. Senior Notes 4.40% due 06/15/21*	7,000	7,066
		631,476
Printing-Commercial — 0.1%
Deluxe Corp. Senior Notes 7.38% due 06/01/15	40,000	39,600
Real Estate Investment Trusts — 1.7%
BioMed Realty LP Company Guar. Notes 3.85% due 04/15/16	5,000	4,901
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/18	5,000	4,830
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	19,000	19,254
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	75,000	76,047

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	$125,000	$135,422
Duke Realty LP Senior Notes 6.75% due 03/15/20	65,000	67,501
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	60,000	62,100
HCP, Inc. Senior Notes 3.75% due 02/01/16	75,000	74,119
HCP, Inc. Senior Notes 5.38% due 02/01/21	15,000	15,050
HCP, Inc. Senior Notes 6.00% due 01/30/17	125,000	131,611
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/22	141,000	133,707
Host Hotels & Resorts LP Company Guar. Notes 6.38% due 03/15/15	40,000	39,800
Host Hotels & Resorts LP Company Guar. Notes 6.75% due 06/01/16	55,000	55,000
Host Hotels & Resorts, Inc. Company Guar. Notes 6.00% due 11/01/20	20,000	19,450
Kilroy Realty LP Company Guar. Notes 4.80% due 07/15/18	5,000	4,823
Kimco Realty Corp. Senior Notes 5.58% due 11/23/15	175,000	186,997
Realty Income Corp. Senior Notes 6.75% due 08/15/19	130,000	151,253
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18	5,000	4,650
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	225,000	236,335
Ventas Realty LP / Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/21	100,000	96,037
		1,518,887
Real Estate Management/Services — 0.2%
AMB Property LP Company Guar. Notes 6.13% due 12/01/16	165,000	170,322
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/19*	10,000	9,325
		179,647

Security Description	Principal Amount(16)	Value (Note 3)
Real Estate Operations & Development — 0.2%
First Industrial LP Senior Notes 5.75% due 01/15/16	$10,000	$9,804
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	130,000	137,059
		146,863
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(1)(2)	10,000	1
Rental Auto/Equipment — 0.0%
RSC Equipment Rental, Inc./RSC Holdings III LLC Company Guar. Notes 8.25% due 02/01/21	10,000	8,650
Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Senior Notes 6.90% due 07/15/17	35,000	36,662
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/20	20,000	21,000
		57,662
Retail-Auto Parts — 0.3%
AutoZone, Inc. Senior Notes 4.00% due 11/15/20	230,000	230,354
Retail-Discount — 0.1%
HSN, Inc. Company Guar. Notes 11.25% due 08/01/16	15,000	16,425
Wal-Mart Stores, Inc. Senior Notes 5.25% due 09/01/35	7,000	8,033
Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/41	16,000	19,712
		44,170
Retail-Drug Store — 0.4%
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	88,000	107,173
CVS Caremark Corp. FRS Jr. Sub. Notes 6.30% due 06/01/62	80,000	77,400
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30	137,958	155,015
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/33*	9,847	10,236
		349,824
Retail-Mail Order — 0.1%
QVC, Inc. Senior Sec. Notes 7.50% due 10/01/19*	35,000	37,275

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Regional Department Stores — 0.1%
Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	$95,000	$104,265
Macy's Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	10,000	11,222
Macy's Retail Holdings, Inc. Company Guar. Notes 7.00% due 02/15/28	5,000	5,407
		120,894
Retail-Restaurants — 0.0%
Dave & Buster's, Inc. Company Guar. Notes 11.00% due 06/01/18	5,000	4,963
Retail-Toy Stores — 0.0%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/17	8,000	7,800
Satellite Telecom — 0.0%
EH Holding Corp. Senior Sec. Notes 6.50% due 06/15/19*	5,000	4,813
Seismic Data Collection — 0.0%
Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/14	10,000	7,875
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/18*	5,000	4,650
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/21*	15,000	13,912
		18,562
Special Purpose Entities — 0.7%
Farmers Exchange Capital Sub. Notes 7.05% due 07/15/28*	165,000	176,813
FUEL Trust Sec. Notes 3.98% due 06/15/16*	13,000	12,729
FUEL Trust Sec. Notes 4.21% due 04/15/16*	461,000	459,285
		648,827
Steel-Producers — 0.0%
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	10,000	10,000
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	5,000	4,925
		14,925
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20	10,000	9,600

Security Description	Principal Amount(16)	Value (Note 3)
Telecom Services — 0.6%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/28	$12,000	$13,659
Qwest Corp. Senior Notes 7.50% due 10/01/14	15,000	16,200
SBA Tower Trust Sec. Notes 4.25% due 04/15/15*	245,000	258,670
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	190,000	261,156
		549,685
Telecommunication Equipment — 0.0%
Harris Corp. Notes 4.40% due 12/15/20	10,000	10,639
Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 6.45% due 06/15/34	7,000	8,055
BellSouth Corp. Senior Notes 6.55% due 06/15/34	7,000	8,116
Century Telephone Enterprise Senior Notes 6.88% due 01/15/28	10,000	8,658
CenturyLink, Inc. Senior Notes 6.45% due 06/15/21	32,000	29,652
CenturyLink, Inc. Senior Notes 7.60% due 09/15/39	15,000	13,493
Frontier Communications Corp. Senior Notes 7.13% due 03/15/19	69,000	65,722
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	10,000	9,800
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	21,000	20,370
Qwest Communications International, Inc. Company Guar. Notes 7.13% due 04/01/18	45,000	44,100
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15	35,000	36,400
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	20,000	17,200
Verizon Communications, Inc. Senior Notes 1.95% due 03/28/14	10,000	10,235
Windstream Corp. Company Guar. Notes 7.88% due 11/01/17	45,000	45,562

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Windstream Corp. Company Guar. Notes 8.13% due 09/01/18	$45,000	$45,338
		362,701
Television — 0.3%
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	225,000	258,645
CBS Corp. Company Guar. Notes 8.88% due 05/15/19	35,000	44,700
		303,345
Therapeutics — 0.0%
Warner Chilcott Corp. Company Guar. Notes 7.75% due 09/15/18	15,000	14,325
Tobacco — 0.5%
Altria Group, Inc. Company Guar. Notes 4.75% due 05/05/21	90,000	93,093
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	35,000	45,878
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	120,000	159,023
Lorillard Tobacco Co. Company Guar. Notes 3.50% due 08/04/16	20,000	20,028
Lorillard Tobacco Co. Company Guar. Notes 6.88% due 05/01/20	14,000	15,525
Lorillard Tobacco Co. Company Guar. Notes 8.13% due 06/23/19	80,000	93,720
		427,267
Transport-Rail — 0.0%
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	5,000	5,934
Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 3.15% due 03/02/15	7,000	7,130
Ryder System, Inc. Senior Notes 3.60% due 03/01/16	8,000	8,348
		15,478
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	15,000	15,787
Wireless Equipment — 0.0%
American Tower Corp. Senior Notes 4.50% due 01/15/18	17,000	17,019

Security Description	Principal Amount(16)	Value (Note 3)
Wireless Equipment (continued)
Motorola, Inc. Senior Notes 6.63% due 11/15/37	$1,290	$1,534
		18,553
Total U.S. Corporate Bonds & Notes (cost $19,733,495)		20,319,045
FOREIGN CORPORATE BONDS & NOTES — 3.2%
Banks-Commercial — 0.5%
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16*(6)	16,000	11,840
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	110,000	100,968
Barclays Bank PLC FRS Jr. Sub. Notes 6.86% due 06/15/32*(6)	9,000	6,480
Dresdner Bank AG Sub. Notes 7.25% due 09/15/15	7,000	6,546
Groupe BPCE SA FRS Jr. Sub Notes 2.33% due 12/30/11(6)	23,000	9,775
LBG Capital No.1 PLC Bank Guar. Notes 7.88% due 11/01/20*	100,000	72,500
Nordea Bank AB Sub. Notes 4.88% due 05/13/21*	240,000	205,363
Nordea Bank AB VRS Jr. Sub. Bonds 8.38% due 03/25/15(6)	8,000	8,040
Rabobank Nederland NV Company Guar. Notes 2.13% due 10/13/15	10,000	9,977
Toronto-Dominion Bank Senior Notes 2.50% due 07/14/16	12,000	12,317
Westpac Banking Corp. FRS Jr. Sub. Notes 0.65% due 03/30/12(6)	40,000	23,200
		467,006
Banks-Money Center — 0.2%
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	130,000	139,698
Banks-Special Purpose — 0.0%
Export-Import Bank of Korea Senior Notes 4.38% due 09/15/21	15,000	14,129
Beverages-Wine/Spirits — 0.2%
Pernod-Ricard SA Senior Notes 5.75% due 04/07/21*	200,000	219,211
Brewery — 0.3%
Cia de Bebidas das Americas Senior Notes 8.75% due 09/15/13	250,000	282,500

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Computers-Memory Devices — 0.1%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	$45,000	$44,775
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Escrow Notes 10.25% due 04/01/05†(1)(2)	20,000	0
Diversified Banking Institutions — 0.0%
Royal Bank of Scotland Group PLC Sub. Notes 5.00% due 10/01/14	10,000	9,312
Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 7.50% due 03/15/18	20,000	21,350
Bombardier, Inc. Senior Notes 7.75% due 03/15/20*	40,000	42,600
		63,950
Diversified Minerals — 0.0%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	12,000	14,742
Electric-Generation — 0.1%
Intergen NV Senior Sec. Notes 9.00% due 06/30/17*	75,000	76,312
Gold Mining — 0.0%
AngloGold Ashanti Holdings PLC Company Guar. Notes 5.38% due 04/15/20	9,000	8,818
Kinross Gold Corp. Company Guar. Notes 6.88% due 09/01/41*	10,000	10,698
		19,516
Insurance-Multi-line — 0.1%
Aegon NV FRS Jr. Sub. Notes 3.18% due 07/15/14(6)	18,000	8,385
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(6)	1,000	860
XL Group PLC Senior Notes 5.25% due 09/15/14	14,000	14,577
XL Group PLC Senior Notes 6.38% due 11/15/24	9,000	9,503
XL Group, Ltd. Company Guar. Notes 5.75% due 10/01/21	20,000	19,943
		53,268
Insurance-Reinsurance — 0.0%
Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40	11,000	12,204

Security Description	Principal Amount(16)	Value (Note 3)
Internet Connectivity Services — 0.0%
eAccess, Ltd. Company Guar. Notes 8.25% due 04/01/18*	$10,000	$9,200
Oil & Gas Drilling — 0.2%
Ensco PLC Senior Notes 4.70% due 03/15/21	8,000	8,154
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/15	105,000	110,581
Transocean, Inc. Company Guar. Notes 6.00% due 03/15/18	10,000	10,648
		129,383
Oil Companies-Exploration & Production — 0.0%
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/17*	20,000	20,200
Nexen, Inc. Bonds 6.40% due 05/15/37	3,000	3,053
Nexen, Inc. Senior Notes 7.50% due 07/30/39	6,000	7,027
		30,280
Oil Companies-Integrated — 0.6%
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	265,000	273,819
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	15,000	15,904
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	16,000	21,377
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/21	225,000	224,168
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/41	14,000	14,490
Petroleos Mexicanos Company Guar. Notes 6.50% due 06/02/41	10,000	10,350
		560,108
Paper & Related Products — 0.0%
Sappi Papier Holding GmbH Senior Sec. Notes 6.63% due 04/15/21*	10,000	8,500
Pipelines — 0.0%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67	13,000	12,944
Steel-Producers — 0.2%
Arcelormittal Senior Notes 3.75% due 08/05/15	150,000	140,055

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)		Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
SupraNational Banks — 0.0%
Asian Development Bank Senior Notes 5.82% due 06/16/28		$9,000	$11,893
Telephone-Integrated — 0.4%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/30		100,000	133,381
Telecom Italia Capital SA Company Guar. Notes 5.25% due 10/01/15		28,000	26,695
Telecom Italia Capital SA Company Guar. Notes 7.00% due 06/04/18		9,000	9,018
Telefonica Emisiones SAU Company Guar. Notes 2.58% due 04/26/13		185,000	179,030
			348,124
Television — 0.2%
Videotron Ltee Company Guar. Notes 9.13% due 04/15/18		162,000	176,580
Transport-Marine — 0.0%
Navios Maritime Holdings, Inc. Senior Sec. Notes 8.88% due 11/01/17		20,000	19,500
Total Foreign Corporate Bonds & Notes (cost $2,901,300)			2,863,190
FOREIGN GOVERNMENT AGENCIES — 1.3%
Regional Authority — 0.0%
Province of British Columbia Canada Senior Notes 2.85% due 06/15/15		17,000	18,126
Sovereign — 1.3%
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/12	BRL	1,640,000	890,453
Republic of Argentina Senior Bonds 8.28% due 12/31/33(11)		26,346	18,047
Republic of Indonesia Senior Bonds 6.63% due 02/17/37		100,000	112,000
Republic of Turkey Senior Bonds 11.88% due 01/15/30		30,000	49,125
Russian Federation Senior Bonds 7.50% due 03/31/30(12)		41,750	46,913
United Mexican States Senior Notes 5.95% due 03/19/19		30,000	34,050
United Mexican States Senior Notes 6.05% due 01/11/40		19,000	21,470
			1,172,058
Total Foreign Government Agencies (cost $1,221,172)			1,190,184

Security Description	Principal Amount(16)	Value (Note 3)
MUNICIPAL BONDS & NOTES — 1.0%
Municipal Bonds — 1.0%
California State General Obligation Bonds 6.20% due 10/01/19	$100,000	$113,937
California State General Obligation Bonds 7.55% due 04/01/39	185,000	226,673
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40	130,000	179,087
Port Authority of New York & New Jersey Revenue Bonds 4.93% due 10/01/51	18,000	18,504
State of Illinois General Obligation Bonds 5.67% due 03/01/18	190,000	204,520
State of Illinois General Obligation Bonds 5.88% due 03/01/19	130,000	138,753
Total Municipal Bonds & Notes (cost $763,220)		881,474
U.S. GOVERNMENT AGENCIES — 44.3%
Federal Home Loan Mtg. Corp. — 3.9%
4.00% due 05/01/40	554,338	582,690
4.00% due October TBA	2,000,000	2,093,125
4.50% due 01/01/39	17,667	18,738
5.00% due 12/01/20	13,025	14,076
5.00% due 07/01/21	60,996	65,843
5.00% due 05/01/34	52,232	57,015
5.00% due 07/01/35	13,575	14,625
5.00% due 08/01/35	61,428	66,179
5.00% due 11/01/35	22,468	24,206
5.50% due 07/01/34	30,189	32,875
5.50% due 07/01/35	44,761	48,757
5.50% due 04/01/37	38,118	41,373
5.50% due 05/01/37	27,778	30,210
5.50% due 08/01/37	92,055	100,993
5.50% due 07/01/38	25,728	27,924
6.00% due 09/01/26	110,132	120,860
6.00% due 08/01/36	18,127	19,978
6.50% due 05/01/16	570	585
6.50% due 05/01/29	10,493	11,907
6.50% due 11/01/34	15,816	17,751
6.50% due 03/01/36	24,667	27,531
6.50% due 05/01/36	503	562
6.50% due 11/01/37	14,869	16,540
7.00% due 04/01/32	7,751	8,969
Federal Home Loan Mtg. Corp., REMIC Series 2635, Class NJ 3.00% due 03/15/17(4)	21,240	21,425
Series 1577, Class PK 6.50% due 09/15/23(4)	66,056	73,781
Series 1226, Class Z 7.75% due 03/15/22(4)	2,558	2,817
		3,541,335

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. — 29.8%
4.00% due October TBA	$14,300,000	$14,988,187
4.50% due 01/01/39	25,678	27,292
4.50% due 06/01/39	550,553	588,949
4.56% due 01/01/15	741,622	795,071
4.85% due 11/01/15	774,561	851,103
5.00% due 03/15/16	11,000	12,847
5.00% due 03/01/18	28,436	30,767
5.00% due 06/01/19	8,549	9,250
5.00% due 07/01/40	77,340	83,333
5.50% due 06/01/20	198,464	215,725
5.50% due 07/01/20	105,593	114,777
5.50% due 03/01/21	141,434	153,734
5.50% due 04/01/21	185,035	200,781
5.50% due 06/01/21	200,888	217,983
5.50% due 10/01/21	169,056	184,921
5.50% due 12/01/21	258,056	280,359
5.50% due 06/01/22	152,779	165,700
5.50% due 05/01/34	10,103	11,043
5.50% due 06/01/34	23,945	26,157
5.50% due 12/01/35	70,028	76,455
5.50% due 06/01/36	1,248,470	1,364,226
5.50% due 12/01/36	2,144	2,337
5.50% due 07/01/38	9,686	10,527
5.50% due October TBA	3,300,000	3,581,015
5.92% due 10/01/11	5,325	5,321
6.00% due 06/01/17	11,726	12,756
6.00% due 06/01/26	92,224	101,452
6.00% due 03/01/27	119,527	131,488
6.00% due 12/01/33	10,224	11,349
6.00% due 05/01/34	38,454	42,602
6.00% due 07/01/34	4,151	4,599
6.00% due 07/01/38	75,750	83,211
6.00% due October TBA	1,900,000	2,084,062
6.50% due 08/01/16	8,892	9,768
6.50% due 09/01/32	26,905	30,275
6.50% due 04/01/34	6,572	7,354
6.50% due 11/01/35	35,084	39,215
6.50% due 02/01/36	78,236	88,557
6.50% due 07/01/36	14,259	15,867
6.50% due 10/01/37	19,102	21,184
7.00% due 06/01/37	124,148	142,578
		26,824,177
Government National Mtg. Assoc. — 10.6%
4.00% due October TBA	3,000,000	3,208,125
4.50% due October TBA	1,700,000	1,846,891
5.00% due 01/15/40	241,614	267,491
5.00% due October TBA	2,900,000	3,184,562
5.50% due 04/15/36	209,793	233,270
6.00% due 02/15/33	75,268	84,361
6.50% due 07/15/28	403,145	466,211
6.50% due 08/15/28	19,104	22,093
6.50% due 09/15/28	37,499	43,365
6.50% due 11/15/28	40,312	46,618
7.00% due 11/15/31	11,451	13,191
7.00% due 01/15/33	18,142	21,121
7.00% due 05/15/33	25,994	30,159
7.50% due 01/15/32	9,783	11,481

Security Description	Principal Amount(16)	Value (Note 3)
Government National Mtg. Assoc. (continued)
8.00% due 02/15/30	$2,508	$2,653
8.50% due 11/15/17	1,640	1,849
9.00% due 11/15/21	606	714
Government National Mtg. Assoc., REMIC Series 2005-74, Class HB 7.50% due 09/15/35(4)	8,434	9,623
Series 2005-74, Class HA 7.50% due 09/16/35(4)	1,049	1,192
Series 2005-74, Class HC 7.50% due 09/16/35(4)	4,894	5,602
		9,500,572
Total U.S. Government Agencies (cost $39,082,652)		39,866,084
U.S. GOVERNMENT TREASURIES — 14.7%
United States Treasury Bonds — 5.4%
2.13% due 02/15/40 TIPS(13)	22,995	29,177
2.13% due 02/15/41 TIPS(13)	26,822	34,253
3.88% due 08/15/40	450,000	534,656
4.25% due 11/15/40	250,000	316,133
4.38% due 02/15/38	1,310,000	1,673,525
4.38% due 11/15/39	875,000	1,124,922
4.38% due 05/15/41	77,000	99,475
4.63% due 02/15/40	6,000	8,017
4.75% due 02/15/41	2,000	2,733
5.25% due 11/15/28	41,000	55,882
5.38% due 02/15/31	175,000	246,176
6.63% due 02/15/27(14)	450,000	687,656
8.13% due 08/15/19	8,000	11,918
		4,824,523
United States Treasury Notes — 9.3%
United States Treasury Notes 0.38% due 06/30/13	2,950,000	2,956,460
0.63% due 07/15/14	829,000	834,049
0.75% due 09/15/13	750,000	756,709
1.00% due 08/31/16	11,000	11,027
1.50% due 06/30/16	1,070,000	1,099,511
1.50% due 07/31/16	1,000	1,027
1.75% due 04/15/13	1,000,000	1,022,770
2.13% due 11/30/14	4,000	4,206
2.13% due 08/15/21	28,000	28,494
2.38% due 05/31/18	4,000	4,258
2.63% due 08/15/20	625,000	669,385
3.63% due 08/15/19	2,000	2,303
4.75% due 08/15/17	850,000	1,023,453
		8,413,652
Total U.S. Government Treasuries (cost $12,276,310)		13,238,175
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader's Digest Assoc., Inc. Expires 02/19/14(1)(2)	32	0
Television — 0.0%
Ion Media Networks, Inc. Expires 12/18/16(1)(2)(19) (strike price $687.50)	2	250

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(16)	Value (Note 3)
WARRANTS† (continued)
Television (continued)
Ion Media Networks, Inc. Expires 12/18/16(1)(2)(19) (strike price $500.00)	$2	$450
		700
Total Warrants (cost $33)		700
Total Long-Term Investment Securities (cost $100,721,655)		102,928,381
REPURCHASE AGREEMENTS — 20.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/11, to be repurchased 10/03/11 in the amount of 657,001 and collateralized by $650,000 of United States Treasury Notes, bearing interest at 1.75%, due 01/31/14 and having an approximate value of $672,750	657,000	657,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/11, to be repurchased 10/03/11 in the amount of $466,000 and collateralized by $475,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 0.90%, due 09/12/14 and having an approximate value of $475,698	466,000	466,000
Bank of America Securities LLC Joint Repurchase Agreement(15)	4,205,000	4,205,000
BNP Paribas SA Joint Repurchase Agreement(15)	3,255,000	3,255,000
Deutsche Bank AG Joint Repurchase Agreement(15)	2,955,000	2,955,000
Royal Bank of Scotland Joint Repurchase Agreement(15)	3,255,000	3,255,000
UBS Securities LLC Joint Repurchase Agreement(15)	3,740,000	3,740,000
Total Repurchase Agreements (cost $18,533,000)		18,533,000
TOTAL INVESTMENTS (cost $119,254,655)(17)	135.0%	121,461,381
Liabilities in excess of other assets	(35.0)	(31,473,422)
NET ASSETS	100.0%	$89,987,959

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2011, the aggregate value of these securities was $5,770,621 representing 6.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 3.

(2)  Illiquid security. At September 30, 2011, the aggregate value of these securities was $701 representing 0% of net assets.

(3)  Commercial Mortgage Backed Security

(4)  Collateralized Mortgage Obligation

(5)  Interest Only

(6)  Perpetual maturity — maturity date reflects the next call date.

(7)  Income may be received in cash or additional bonds/shares at the discretion of the issuer.

(8)  Company has filed for Chapter 11 bankruptcy protection.

(9)  Bond in default

(10)  Company has filed for Chapter 11 bankruptcy protection subsequent to September 30, 2011.

(11)  A portion of the interest was paid in additional bonds/loans.

(12)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2011.

(13)  Principal amount of security is adjusted for inflation.

(14)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(15)  See Note 3 for details of Joint Repurchase Agreements.

(16)  Denominated in United States dollars unless otherwise indicated.

(17)  See Note 4 for cost of investments on a tax basis.

(18)  Security was valued using fair value procedures at September 30, 2011. The aggregate value of these securities was $798,373 representing 0.9% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 3 regarding fair value pricing for foreign equity securities.

(19)  Denotes a restricted security that (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 3. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exits. As of September 30, 2011, the Multi-Managed Income Portfolio held the following restricted security:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc. Expires 12/18/16 (strike price $500.00) Warrants	03/01/2011	2.00	$—	$450	$225.00	0.00%
ION Media Networks, Inc. Expires 12/18/16 (strike price $687.50) Warrants	11/11/2010	2.00	—	250	125.00	0.00%
				$700		0.00%

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2011	Unrealized Appreciation (Depreciation)
10	Short	Australian 10YR Bonds	December 2011	$1,118,794	$1,105,770	$13,024
9	Long	Euro-Bobl	December 2011	1,469,854	1,472,613	2,759
6	Short	Euro-Bund	December 2011	1,106,565	1,097,175	9,390
9	Long	Long Gilt	December 2011	1,830,465	1,824,358	(6,107)
12	Long	U.S. Treasury 2YR Notes	December 2011	2,643,000	2,642,438	(563)
2	Short	U.S. Treasury 5YR Notes	December 2011	245,313	244,969	344
36	Long	U.S. Treasury 10YR Notes	December 2011	4,679,898	4,683,375	3,477
37	Short	U.S. Long Bonds	December 2011	5,180,150	5,277,125	(96,975)
5	Long	U.S. Ultra Bonds	December 2011	765,558	793,125	27,567
						$(47,084)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	USD	385,356	MXN	4,905,000	12/21/11	$—	$(34,235)
Royal Bank of Canada	BRL	2,392,000	USD	1,426,377	12/02/11	170,414	—
	MXN	6,540,000	USD	492,215	12/21/11	24,054	—
	USD	511,833	BRL	850,000	12/02/11	—	(65,526)
	USD	127,223	MXN	1,635,000	12/21/11	—	(10,182)
						194,468	(75,708)
Net Unrealized Appreciation/(Depreciation)						$194,468	$(109,943)

BRL — Brazilian Real

MXN — Mexican Peso

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2011 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$13,272,554	$798,373	#	$—	$14,070,927
Preferred Stocks	207,289	15,402		—	222,691
Asset Backed Securities	—	10,275,911		—	10,275,911
U.S. Corporate Bonds & Notes	—	20,097,284		221,761	20,319,045
Foreign Corporate Bonds & Notes	—	2,863,190		0	2,863,190
Foreign Government Agencies	—	1,190,184		—	1,190,184
Municipal Bonds & Notes	—	881,474		—	881,474
U.S. Government Agencies	—	39,866,084		—	39,866,084
U.S. Government Treasuries	—	13,238,175		—	13,238,175
Warrants	—	—		700	700
Repurchase Agreements	—	18,533,000		—	18,533,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	56,561	—		—	56,561
Open Forward Foreign Currency Contracts - Appreciation	—	194,468		—	194,468
Total	$13,536,404	$107,953,545		$222,461	$121,712,410

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Liabilities:
Other Financial Instruments+
Open Futures Contracts - Depreciation	$103,645	$—	$—	$103,645
Open Forward Foreign Currency Contracts - Depreciation	—	109,943	—	109,943
Total	$103,645	$109,943	$—	$213,588

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

#  Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $798,373 representing 0.9% of net ssets. See Note 3.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
Balance as of 3/31/2011	$6,050	$443,413	$0	$620
Accrued discounts	—	7	—	—
Accrued premiums	—	(55)	—	—
Realized gain	—	16,939	—	—
Realized loss	—	(350)	—	—
Change in unrealized appreciation(1)	—	225	—	190
Change in unrealized depreciation(1)	(1,050)	(28,367)	—	(110)
Net purchases	—	—	—	—
Net sales	(5,000)	(210,051)	—	—
Transfers into Level 3(2)	—	—	—	—
Transfers out of Level 3(2)	—	—	—	—
Balance as of 9/30/2011	$—	$221,761	$0	$700

(1)  The total change in unrealized appreciation(depreciation) included in the statement of operations attributable to level 3 investments still held at September 30, 2011 includes:

Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
$—	$(13,603)	$—	$80

(2)  The Fund's policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO PROFILE — September 30, 2011 (unaudited)

Industry Allocation*
Exchange-Traded Funds	6.3%
Repurchase Agreements	5.8
Oil Companies-Integrated	3.8
Medical-Drugs	3.4
U.S. Government Treasuries	3.2
Banks-Commercial	2.8
Diversified Banking Institutions	2.4
Electric-Integrated	2.3
Telephone-Integrated	2.2
Computers	2.1
Real Estate Investment Trusts	1.7
Diversified Financial Services	1.6
Diversified Manufacturing Operations	1.6
Oil Companies-Exploration & Production	1.5
Federal National Mtg. Assoc.	1.4
U.S. Government Agencies	1.4
Medical-HMO	1.4
Government National Mtg. Assoc.	1.3
Oil-Field Services	1.2
Retail-Apparel/Shoe	1.1
Computer Services	1.1
Banks-Super Regional	1.1
Tobacco	1.1
Chemicals-Diversified	1.0
Applications Software	1.0
Electronic Components-Semiconductors	1.0
Cable/Satellite TV	0.9
Beverages-Non-alcoholic	0.9
Distribution/Wholesale	0.9
Electric Products-Misc.	0.9
Retail-Discount	0.9
Telecom Services	0.9
Multimedia	0.8
Federal Home Loan Mtg. Corp.	0.8
Apparel Manufacturers	0.7
Semiconductor Equipment	0.7
Aerospace/Defense	0.7
Food-Misc.	0.7
Insurance-Multi-line	0.7
E-Commerce/Services	0.7
Food-Retail	0.7
Cosmetics & Toiletries	0.7
Medical Products	0.7
Consumer Products-Misc.	0.7
Auto/Truck Parts & Equipment-Original	0.7
Cellular Telecom	0.6
Auto-Cars/Light Trucks	0.6
Chemicals-Specialty	0.6
Data Processing/Management	0.6
Agricultural Chemicals	0.6
Medical-Wholesale Drug Distribution	0.6
Insurance-Property/Casualty	0.6
Insurance-Life/Health	0.6
Medical-Biomedical/Gene	0.5
Insurance-Reinsurance	0.5
Coal	0.5
Retail-Restaurants	0.5
Retail-Drug Store	0.5
Metal-Diversified	0.5
Oil Refining & Marketing	0.5
Computers-Integrated Systems	0.5%
Diversified Minerals	0.5
Oil Field Machinery & Equipment	0.5
Advertising Agencies	0.4
Retail-Major Department Stores	0.4
Paper & Related Products	0.4
Metal-Copper	0.4
Enterprise Software/Service	0.4
Instruments-Controls	0.4
Airlines	0.4
Transport-Rail	0.4
Wireless Equipment	0.4
Instruments-Scientific	0.4
Food-Meat Products	0.4
Telecommunication Equipment	0.4
Pipelines	0.3
Satellite Telecom	0.3
Real Estate Operations & Development	0.3
Engineering/R&D Services	0.3
Web Portals/ISP	0.3
Pharmacy Services	0.3
Electric-Generation	0.3
Audio/Video Products	0.3
Semiconductor Components-Integrated Circuits	0.3
Commercial Services-Finance	0.3
Independent Power Producers	0.3
Networking Products	0.3
Finance-Other Services	0.3
Finance-Investment Banker/Broker	0.3
Soap & Cleaning Preparation	0.3
Casino Hotels	0.3
Building & Construction Products-Misc.	0.3
Medical-Hospitals	0.3
Electronics-Military	0.3
Finance-Credit Card	0.3
Brewery	0.3
Computers-Memory Devices	0.2
Diversified Operations	0.2
Investment Companies	0.2
Medical Labs & Testing Services	0.2
Electric-Transmission	0.2
Aerospace/Defense-Equipment	0.2
Retail-Auto Parts	0.2
Retail-Computer Equipment	0.2
Steel-Producers	0.2
Building-Residential/Commercial	0.2
Commercial Services	0.2
Investment Management/Advisor Services	0.2
Real Estate Management/Services	0.2
Medical-Generic Drugs	0.2
Machinery-Electrical	0.2
Broadcast Services/Program	0.2
Retail-Mail Order	0.2
Office Automation & Equipment	0.2
Metal Processors & Fabrication	0.2
Finance-Consumer Loans	0.2
Batteries/Battery Systems	0.2
Food-Baking	0.2
Containers-Paper/Plastic	0.2
Beverages-Wine/Spirits	0.2

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO PROFILE — September 30, 2011 (unaudited) (continued)

Industry Allocation*
Television	0.2%
Machinery-General Industrial	0.1
Printing-Commercial	0.1
Shipbuilding	0.1
Gas-Distribution	0.1
Banks-Fiduciary	0.1
Circuit Boards	0.1
Rental Auto/Equipment	0.1
Gambling (Non-Hotel)	0.1
Savings & Loans/Thrifts	0.1
Funeral Services & Related Items	0.1
SupraNational Banks	0.1
Oil & Gas Drilling	0.1
Retail-Automobile	0.1
Seismic Data Collection	0.1
Machinery-Construction & Mining	0.1
Electronic Components-Misc.	0.1
Building Products-Cement	0.1
Import/Export	0.1
Home Furnishings	0.1
Office Supplies & Forms	0.1
Internet Infrastructure Software	0.1
Agricultural Operations	0.1
Private Corrections	0.1
Retail-Building Products	0.1
Building & Construction-Misc.	0.1
Theaters	0.1
Insurance-Mutual	0.1
Finance-Mortgage Loan/Banker	0.1
Internet Application Software	0.1
Energy-Alternate Sources	0.1
Retail-Pawn Shops	0.1
Special Purpose Entities	0.1
Municipal Bonds	0.1
Power Converter/Supply Equipment	0.1
Therapeutics	0.1
Steel Pipe & Tube	0.1
Footwear & Related Apparel	0.1
Medical Instruments	0.1
Vitamins & Nutrition Products	0.1
Food-Catering	0.1
Building-Heavy Construction	0.1
Transport-Services	0.1
Gas-Transportation	0.1
Property Trust	0.1
Direct Marketing	0.1
Retail-Toy Stores	0.1
Finance-Leasing Companies	0.1
Internet Security	0.1
Metal-Aluminum	0.1
Racetracks	0.1
Financial Guarantee Insurance	0.1
Diversified Operations/Commercial Services	0.1
100.6%

*  Calculated as a percentage of net assets

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCK — 65.2%
Advertising Agencies — 0.4%
Interpublic Group of Cos., Inc.	31,900	$229,680
Omnicom Group, Inc.	12,200	449,448
WPP PLC(1)	7,047	64,988
		744,116
Advertising Services — 0.0%
Vertis, Inc.†(2)(3)	99	1,895
Aerospace/Defense — 0.7%
Embraer SA ADR	2,653	67,307
Esterline Technologies Corp.†	486	25,194
Lockheed Martin Corp.	7,890	573,130
MTU Aero Engines Holding AG(1)	383	24,012
National Presto Industries, Inc.	209	18,164
Raytheon Co.	12,200	498,614
		1,206,421
Aerospace/Defense-Equipment — 0.2%
European Aeronautic Defence and Space Co. NV(1)	6,298	176,694
LMI Aerospace, Inc.†	1,018	17,367
United Technologies Corp.	1,679	118,134
		312,195
Agricultural Biotech — 0.0%
Vilmorin & Cie(1)	28	2,735
Agricultural Chemicals — 0.6%
Agrium, Inc.	116	7,733
CF Industries Holdings, Inc.	67	8,267
China BlueChemical, Ltd., Class H(1)	6,000	4,570
Incitec Pivot, Ltd.(1)	1,943	6,024
Intrepid Potash, Inc.†	167	4,153
Monsanto Co.	6,537	392,481
Mosaic Co.	124	6,072
Potash Corp. of Saskatchewan, Inc. (NYSE)	345	14,911
Potash Corp. of Saskatchewan, Inc. (TSX)	500	21,710
Sinofert Holdings, Ltd.(1)	8,000	2,050
Syngenta AG†(1)	1,467	380,040
Taiwan Fertilizer Co., Ltd.(1)	2,000	4,843
Uralkali OJSC† (MICEX Main)	7,529	51,442
Uralkali OJSC(9) (RTS)	4,567	42,039
Yara International ASA(1)	187	7,131
		953,466
Agricultural Operations — 0.1%
Andersons, Inc.	2,193	73,816
Archer-Daniels-Midland Co.	321	7,964
Astra Agro Lestari Tbk PT(1)	1,500	3,245
Black Earth Farming, Ltd. SDR†(1)	572	1,430
Bunge, Ltd.	131	7,636
Chaoda Modern Agriculture Holdings, Ltd.(2)	10,000	1,330
China Agri-Industries Holdings, Ltd.(1)	5,000	3,070
Cresud SACIF y A ADR	233	2,521
Golden Agri-Resources, Ltd.(1)	11,000	5,052
GrainCorp., Ltd.(1)	676	4,648

Security Description	Shares	Value (Note 3)
Agricultural Operations (continued)
Indofood Agri Resources, Ltd.†(1)	1,000	$927
IOI Corp. Bhd(1)	3,500	5,056
Kuala Lumpur Kepong Bhd(1)	800	5,219
KWS Saat AG(1)	12	2,228
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT(1)	12,500	2,864
SLC Agricola SA	257	2,139
Wilmar International, Ltd.(1)	2,000	7,934
		137,079
Airlines — 0.3%
AirAsia Bhd(1)	31,100	28,317
Alaska Air Group, Inc.†	966	54,376
Cebu Air, Inc.(1)	32,550	52,685
International Consolidated Airlines Group SA†(1)	22,170	52,199
United Continental Holdings, Inc.†	18,000	348,840
US Airways Group, Inc.†	3,446	18,953
		555,370
Alternative Waste Technology — 0.0%
Darling International, Inc.†	1,357	17,085
Apparel Manufacturers — 0.7%
Burberry Group PLC(1)	14,470	261,929
Christian Dior SA(1)	835	93,412
Coach, Inc.	7,287	377,685
Maidenform Brands, Inc.†	1,586	37,128
VF Corp.	3,757	456,551
		1,226,705
Applications Software — 1.0%
Actuate Corp.†	6,669	36,813
Microsoft Corp.	64,372	1,602,219
Verint Systems, Inc.†	1,275	33,520
		1,672,552
Auction House/Art Dealers — 0.0%
Sotheby's	526	14,502
Audio/Video Products — 0.3%
Audiovox Corp., Class A†	5,894	32,358
Harman International Industries, Inc.	5,900	168,622
Pace PLC(1)	9,849	14,537
Skyworth Digital Holdings, Ltd.(1)	182,000	60,710
Sony Corp.(1)	13,600	261,002
		537,229
Auto-Cars/Light Trucks — 0.5%
Bayerische Motoren Werke AG(1)	867	57,448
Daimler AG(1)	2,504	110,913
Dongfeng Motor Group Co., Ltd.(1)	6,000	7,952
Fiat SpA(1)	9,967	53,867
Kia Motors Corp.(1)	1,212	72,445
Nissan Motor Co., Ltd.(1)	16,600	146,698
Peugeot SA(1)	9,620	204,678
Suzuki Motor Corp.(1)	9,300	204,578
		858,579
Auto-Heavy Duty Trucks — 0.0%
Fiat Industrial SpA†(1)	1,919	14,309

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Auto/Truck Parts & Equipment-Original — 0.5%
Aisin Seiki Co., Ltd.(1)	4,700	$156,148
American Axle & Manufacturing Holdings, Inc.†	1,542	11,766
Autoliv, Inc.	3,400	164,900
Faurecia(1)	518	11,049
Hyundai Mobis(1)	364	103,377
Meritor, Inc.†	956	6,749
TRW Automotive Holdings Corp.†	4,300	140,739
Valeo SA(1)	3,778	158,648
		753,376
Auto/Truck Parts & Equipment-Replacement — 0.0%
Douglas Dynamics, Inc.	1,531	19,566
Exide Technologies†	2,653	10,612
Standard Motor Products, Inc.	2,009	26,057
		56,235
Banks-Commercial — 2.1%
Agricultural Bank of China, Ltd.(1)	214,000	68,776
Anglo Irish Bank Corp., Ltd.†(2)(3)	72,610	0
Australia & New Zealand Banking Group, Ltd.(1)	23,449	435,483
Banca Monte dei Paschi di Siena SpA(1)	84,636	47,095
Banco Latinoamericano de Comercio Exterior SA, Class E	2,828	43,070
Banco Santander SA(1)	2,396	19,587
Bank of Marin Bancorp	509	16,817
Bank of the Ozarks, Inc.	2,768	57,934
Bank Rakyat Indonesia Persero Tbk PT(1)	88,500	58,067
China Construction Bank Corp.(1)	579,000	345,494
Citizens & Northern Corp.	1,511	22,453
Commerzbank AG†(1)	14,762	37,161
Community Bank System, Inc.	1,109	25,163
DBS Group Holdings, Ltd.(1)	2,000	17,930
DnB NOR ASA(1)	2,174	21,704
East West Bancorp, Inc.	3,513	52,379
Financial Institutions, Inc.	1,559	22,231
First Financial Bancorp	1,749	24,136
Heartland Financial USA, Inc.	1,041	14,761
Home Bancshares, Inc.	1,160	24,615
Industrial & Commercial Bank of China(1)	479,000	231,535
Industrial Bank of Korea(1)	8,410	94,574
International Bancshares Corp.	2,058	27,063
Intesa Sanpaolo SpA(1)	137,287	214,513
Kasikornbank PCL NVDR(1)	24,900	92,081
Lloyds Banking Group PLC†(1)	513,014	272,031
MainSource Financial Group, Inc.	2,295	20,012
Merchants Bancshares, Inc.	712	19,067
Mizuho Financial Group, Inc.(1)	169,420	244,700
National Australia Bank, Ltd.(1)	8,483	180,229
National Bank of Canada	500	33,348
Oriental Financial Group, Inc.	1,940	18,760
Popular, Inc.†	9,346	14,019
Republic Bancorp, Inc., Class A	557	9,864

Security Description	Shares	Value (Note 3)
Banks-Commercial (continued)
Sberbank of Russia(1)	6,169	$13,340
Sberbank of Russia ADR†(1)	29,411	256,544
Southside Bancshares, Inc.	1,827	32,904
Standard Chartered PLC(1)	6,535	130,435
Virginia Commerce Bancorp, Inc.†	3,763	22,089
Washington Banking Co.	1,460	14,206
Webster Financial Corp.	1,174	17,962
Westpac Banking Corp.(1)	10,610	203,925
		3,518,057
Banks-Fiduciary — 0.1%
State Street Corp.	3,700	118,992
Banks-Super Regional — 1.0%
Fifth Third Bancorp	18,500	186,850
Huntington Bancshares, Inc.	30,100	144,480
PNC Financial Services Group, Inc.	11,200	539,728
US Bancorp	16,300	383,702
Wells Fargo & Co.	16,156	389,683
		1,644,443
Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.†	3,419	227,158
EnerSys†	1,778	35,596
		262,754
Beverages-Non-alcoholic — 0.9%
Coca-Cola Bottling Co. Consolidated	300	16,638
Coca-Cola Co.	8,200	553,992
Dr. Pepper Snapple Group, Inc.	15,100	585,578
PepsiCo, Inc.	5,700	352,830
		1,509,038
Beverages-Wine/Spirits — 0.1%
Synergy Co.†	3,126	93,780
Brewery — 0.2%
Anheuser-Busch InBev NV(1)	2,958	156,873
Carlsberg A/S, Class B(1)	299	17,736
Heineken Holding NV(1)	2,680	103,379
		277,988
Broadcast Services/Program — 0.0%
DG FastChannel, Inc.†	988	16,747
Building & Construction Products-Misc. — 0.1%
China National Building Material Co., Ltd.(1)	58,000	49,008
Cie de St. Gobain(1)	573	21,885
Fletcher Building, Ltd.(1)	14,817	86,092
		156,985
Building & Construction-Misc. — 0.1%
Carillion PLC(1)	11,561	59,649
Layne Christensen Co.†	1,611	37,214
MasTec, Inc.†	2,158	38,002
		134,865
Building Products-Cement — 0.1%
BBMG Corp.(1)	125,000	92,382
China Shanshui Cement Group, Ltd.(1)	86,000	56,724
		149,106

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Building-Heavy Construction — 0.1%
Daelim Industrial Co., Ltd.(1)	756	$60,496
Vinci SA(1)	793	34,051
		94,547
Building-Residential/Commercial — 0.1%
Barratt Developments PLC†(1)	15,380	18,622
Persimmon PLC(1)	5,581	39,424
Rossi Residencial SA	26,756	124,940
		182,986
Cable/Satellite TV — 0.5%
British Sky Broadcasting Group PLC(1)	1,417	14,548
DIRECTV, Class A†	15,469	653,565
Kabel Deutschland Holding AG†(1)	1,188	64,039
Knology, Inc.†	4,977	64,601
		796,753
Capacitors — 0.0%
Kemet Corp.†	1,702	12,169
Casino Hotels — 0.1%
Genting Bhd(1)	33,200	93,969
Trump Entertainment Resorts, Inc.†(2)(3)	12	51
		94,020
Cellular Telecom — 0.4%
China Mobile, Ltd.(1)	2,500	24,397
ENTEL Chile SA	2,837	54,584
MetroPCS Communications, Inc.†	6,300	54,873
NII Holdings, Inc.†	14,724	396,812
NTT DoCoMo, Inc.(1)	66	120,311
Vodafone Group PLC(1)	36,738	94,870
		745,847
Chemicals-Diversified — 0.8%
Arkema SA(1)	514	29,850
BASF SE(1)	3,556	215,760
Bayer AG(1)	563	30,940
Georgia Gulf Corp.†	737	10,193
Innophos Holdings, Inc.	1,867	74,437
Innospec, Inc.†	1,015	24,573
K+S AG(1)	684	35,963
Koninklijke DSM NV(1)	2,821	122,647
Lanxess AG(1)	600	28,842
Nitto Denko Corp.(1)	7,800	307,267
Nufarm, Ltd.†(1)	968	3,934
OCI Co., Ltd.(1)	217	36,971
PPG Industries, Inc.	6,400	452,224
Sociedad Quimica y Minera de Chile SA ADR	200	9,562
		1,383,163
Chemicals-Plastics — 0.0%
PolyOne Corp.	3,738	40,034
Chemicals-Specialty — 0.5%
Albemarle Corp.	5,900	238,360
Cytec Industries, Inc.	4,200	147,588
International Flavors & Fragrances, Inc.	5,100	286,722
Minerals Technologies, Inc.	510	25,128

Security Description	Shares	Value (Note 3)
Chemicals-Specialty (continued)
NewMarket Corp.	228	$34,626
OM Group, Inc.†	2,434	63,211
WR Grace & Co.†	3,274	109,024
		904,659
Circuit Boards — 0.1%
Tripod Technology Corp.(1)	19,870	51,553
TTM Technologies, Inc.†	2,287	21,749
Unimicron Technology Corp.(1)	78,000	109,330
		182,632
Coal — 0.3%
Hidili Industry International Development, Ltd.(1)	31,000	8,837
New World Resources PLC Series A(1)	4,160	29,577
Peabody Energy Corp.	12,200	413,336
Walter Energy, Inc.	1,647	98,837
		550,587
Commercial Services — 0.1%
Acacia Research - Acacia Technologies†	1,402	50,458
Alliance Data Systems Corp.†	459	42,549
Arbitron, Inc.	532	17,599
Healthcare Services Group, Inc.	2,122	34,249
Intersections, Inc.	985	12,657
		157,512
Commercial Services-Finance — 0.2%
Advance America Cash Advance Centers, Inc.	1,937	14,256
Cardtronics, Inc.†	1,398	32,042
DFC Global Corp.†	1,291	28,209
Global Payments, Inc.	1,733	69,996
Moody's Corp.	4,416	134,467
TNS, Inc.†	2,351	44,199
		323,169
Computer Data Security — 0.0%
F-Secure Oyj(1)	3,706	9,652
Gemalto NV(1)	556	26,507
		36,159
Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.†	2,440	29,597
Computer Services — 1.0%
Accenture PLC, Class A	10,200	537,336
CACI International, Inc., Class A†	418	20,875
Computershare, Ltd.(1)	4,615	32,862
DST Systems, Inc.	993	43,523
International Business Machines Corp.	6,329	1,107,765
Manhattan Associates, Inc.†	534	17,665
Unisys Corp.†	487	7,641
		1,767,667
Computers — 2.1%
Apple, Inc.†	6,446	2,457,086
Asustek Computer, Inc.(1)	3,660	27,334
Dell, Inc.†	32,805	464,191
Hewlett-Packard Co.	18,749	420,915
Lenovo Group, Ltd.(1)	178,000	119,018

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Computers (continued)
Silicon Graphics International Corp.†	1,155	$13,768
Wistron Corp.(1)	49,324	55,234
		3,557,546
Computers-Integrated Systems — 0.5%
Fujitsu, Ltd.(1)	60,000	282,652
Teradata Corp.†	8,800	471,064
		753,716
Computers-Memory Devices — 0.2%
SanDisk Corp.†	455	18,359
Seagate Technology PLC	16,300	167,564
STEC, Inc.†	3,558	36,078
Western Digital Corp.†	7,100	182,612
		404,613
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	671	18,137
Consumer Products-Misc. — 0.5%
American Greetings Corp., Class A	1,264	23,384
Helen of Troy, Ltd.†	424	10,651
Kimberly-Clark Corp.	10,300	731,403
Prestige Brands Holdings, Inc.†	2,649	23,973
		789,411
Containers-Paper/Plastic — 0.1%
Sealed Air Corp.	6,700	111,890
Cosmetics & Toiletries — 0.6%
Elizabeth Arden, Inc.†	2,351	66,862
Kao Corp.(1)	5,700	158,554
Procter & Gamble Co.	13,204	834,229
		1,059,645
Data Processing/Management — 0.4%
Broadridge Financial Solutions, Inc.	18,500	372,590
Dun & Bradstreet Corp.	5,200	318,552
Fair Isaac Corp.	2,010	43,878
		735,020
Dental Supplies & Equipment — 0.0%
Sirona Dental Systems, Inc.†	520	22,053
Diagnostic Kits — 0.0%
OraSure Technologies, Inc.†	8,574	68,249
Distribution/Wholesale — 0.9%
Beacon Roofing Supply, Inc.†	2,479	39,639
Core-Mark Holding Co., Inc.†	773	23,677
Genuine Parts Co.	8,000	406,400
MWI Veterinary Supply, Inc.†	335	23,055
Wolseley PLC(1)	13,745	342,157
WW Grainger, Inc.	4,400	657,976
		1,492,904
Diversified Banking Institutions — 1.9%
Bank of America Corp.	50,714	310,370
Barclays PLC(1)	115,476	283,473
BNP Paribas SA(1)	6,931	274,345
Citigroup, Inc.	19,608	502,357
Deutsche Bank AG(1)	4,457	155,291

Security Description	Shares	Value (Note 3)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc.	2,404	$227,298
HSBC Holdings PLC(1)	46,299	352,861
JPMorgan Chase & Co.	25,089	755,681
Julius Baer Group, Ltd.†(1)	486	16,196
Mitsubishi UFJ Financial Group, Inc.(1)	15,000	67,418
Morgan Stanley	18,000	243,000
		3,188,290
Diversified Financial Services — 0.1%
KB Financial Group, Inc.(1)	4,012	131,030
Shinhan Financial Group Co., Ltd.(1)	1,669	58,366
Yuanta Financial Holding Co., Ltd.†(1)	79,696	39,941
		229,337
Diversified Manufacturing Operations — 1.5%
3M Co.	1,230	88,302
AZZ, Inc.	428	16,594
Dover Corp.	11,090	516,794
ESCO Technologies, Inc.	829	21,139
General Electric Co.	47,162	718,749
Invensys PLC(1)	9,661	33,575
Koppers Holdings, Inc.	1,233	31,577
LSB Industries, Inc.†	1,263	36,210
Parker Hannifin Corp.	8,300	523,979
Siemens AG(1)	2,498	225,675
SPX Corp.	5,706	258,539
		2,471,133
Diversified Minerals — 0.3%
BHP Billiton, Ltd.(1)	8,037	267,030
Vale SA ADR	6,464	147,379
Xstrata PLC(1)	4,173	52,335
		466,744
Diversified Operations — 0.2%
C C Land Holdings, Ltd.(1)	204,000	28,881
LG Corp.(1)	312	15,553
LS Corp.(1)	220	13,300
Siam Cement PCL NVDR(1)	8,700	72,189
Swire Pacific, Ltd., Class A(1)	24,500	253,135
		383,058
Diversified Operations/Commercial Services — 0.1%
Bunzl PLC(1)	6,595	78,331
E-Commerce/Products — 0.0%
Shutterfly, Inc.†	246	10,130
E-Commerce/Services — 0.6%
Ctrip.com International, Ltd. ADR†	600	19,296
Dena Co., Ltd.(1)	700	29,284
Expedia, Inc.	12,500	321,875
IAC/InterActive Corp.†	16,600	656,530
Rakuten, Inc.(1)	40	46,711
		1,073,696
E-Marketing/Info — 0.0%
ValueClick, Inc.†	787	12,246
E-Services/Consulting — 0.0%
Websense, Inc.†	551	9,532

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Electric Products-Misc. — 0.8%
Emerson Electric Co.	14,055	$580,612
Hitachi, Ltd.(1)	80,000	397,898
Mitsubishi Electric Corp.(1)	45,000	398,539
		1,377,049
Electric-Generation — 0.2%
AES Corp.†	27,723	270,577
China Resources Power Holdings Co., Ltd.(1)	16,000	23,904
Electric Power Development Co., Ltd.(1)	1,800	53,042
		347,523
Electric-Integrated — 1.7%
Alliant Energy Corp.	4,082	157,892
Ameren Corp.	4,000	119,080
American Electric Power Co., Inc.	4,587	174,398
ATCO, Ltd., Class I	722	42,656
Chubu Electric Power Co., Inc.(1)	2,200	41,369
CMS Energy Corp.	7,800	154,362
DPL, Inc.	8,475	255,436
EDP - Energias de Portugal SA(1)	85,717	263,266
Enel SpA(1)	34,870	154,277
Entergy Corp.	3,500	232,015
Exelon Corp.	14,900	634,889
Fortum Oyj(1)	1,914	44,949
GDF Suez(1)	758	22,644
International Power PLC(1)	2,645	12,530
Public Power Corp. SA(1)	2,898	23,183
RWE AG(1)	1,576	58,033
TECO Energy, Inc.	24,200	414,546
Westar Energy, Inc.	5,587	147,609
		2,953,134
Electric-Transmission — 0.2%
Red Electrica Corp. SA(1)	7,643	348,784
Electronic Components-Misc. — 0.1%
Hon Hai Precision Industry Co., Ltd.(1)	43,252	96,553
LG Display Co., Ltd.(1)	1,310	21,452
Murata Manufacturing Co., Ltd.(1)	600	32,372
		150,377
Electronic Components-Semiconductors — 0.9%
Amkor Technology, Inc.†	2,324	10,133
Cavium, Inc.†	360	9,724
Ceva, Inc.†	1,023	24,869
Entropic Communications, Inc.†	7,647	31,582
Fairchild Semiconductor International, Inc.†	3,430	37,044
GT Advanced Technologies, Inc.†	1,975	13,864
Infineon Technologies AG(1)	14,956	110,143
Integrated Silicon Solution, Inc.†	958	7,482
Intel Corp.	21,804	465,079
OmniVision Technologies, Inc.†	1,194	16,764
QLogic Corp.†	24,658	312,663
Rohm Co., Ltd.(1)	500	25,987
Samsung Electronics Co., Ltd.(1)	552	386,683

Security Description	Shares	Value (Note 3)
Electronic Components-Semiconductors (continued)
Skyworks Solutions, Inc.†	1,136	$20,380
		1,472,397
Electronic Connectors — 0.0%
Thomas & Betts Corp.†	1,740	69,443
Electronic Design Automation — 0.0%
Magma Design Automation, Inc.†	5,945	27,050
Electronic Parts Distribution — 0.0%
Tech Data Corp.†	1,724	74,529
Electronics-Military — 0.3%
L-3 Communications Holdings, Inc.	7,000	433,790
Energy-Alternate Sources — 0.1%
China Power New Energy Development Co., Ltd.†(1)	1,176,000	41,542
China WindPower Group, Ltd.†(1)	1,330,000	61,744
First Solar, Inc.†	323	20,417
		123,703
Engineering/R&D Services — 0.3%
ABB, Ltd.†(1)	20,489	349,905
KEPCO Engineering & Construction Co., Inc.(1)	930	38,034
KEPCO Plant Service & Engineering Co., Ltd.(1)	1,380	33,928
SembCorp Industries, Ltd.(1)	39,000	100,639
Singapore Technologies Engineering, Ltd.(1)	17,000	36,035
		558,541
Enterprise Software/Service — 0.4%
CA, Inc.	11,800	229,038
MicroStrategy, Inc., Class A†	363	41,408
Oracle Corp.	12,750	366,435
SAP AG(1)	1,444	73,608
		710,489
Entertainment Software — 0.0%
Konami Corp.(1)	2,100	70,508
Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.†	1,747	32,739
Filtration/Separation Products — 0.0%
Polypore International, Inc.†	1,045	59,063
Finance-Consumer Loans — 0.1%
African Bank Investments, Ltd.(1)	16,806	68,326
Nelnet, Inc., Class A	1,380	25,916
Portfolio Recovery Associates, Inc.†	307	19,102
World Acceptance Corp.†	470	26,296
		139,640
Finance-Credit Card — 0.2%
American Express Co.	5,800	260,420
Finance-Investment Banker/Broker — 0.0%
E*Trade Financial Corp.†	3,570	32,523
Interactive Brokers Group, Inc., Class A	1,469	20,463
Macquarie Group, Ltd.(1)	608	13,006
		65,992

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Finance-Leasing Companies — 0.1%
ORIX Corp.(1)	1,140	$88,840
Finance-Other Services — 0.2%
CBOE Holdings, Inc.	1,309	32,031
MarketAxess Holdings, Inc.	312	8,118
NASDAQ OMX Group, Inc.†	10,800	249,912
Warsaw Stock Exchange(1)	1,043	13,265
		303,326
Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	7,164	78,732
Food-Baking — 0.2%
Yamazaki Baking Co., Ltd.(1)	17,000	258,078
Food-Catering — 0.1%
Compass Group PLC(1)	11,748	95,000
Food-Dairy Products — 0.0%
Glanbia PLC(1)	406	2,387
Food-Meat Products — 0.2%
BRF - Brasil Foods SA ADR	324	5,680
Maple Leaf Foods, Inc.	262	2,845
Nippon Meat Packers, Inc.(1)	25,000	324,733
Smithfield Foods, Inc.†	148	2,886
Tyson Foods, Inc., Class A	258	4,479
		340,623
Food-Misc. — 0.6%
Ajinomoto Co., Inc.(1)	4,000	47,306
Associated British Foods PLC(1)	2,217	38,024
Chiquita Brands International, Inc.†	114	951
Corn Products International, Inc.	135	5,297
Danone(1)	1,085	66,772
Indofood Sukses Makmur Tbk PT(1)	8,000	4,512
Kerry Group PLC, Class A (Dublin)(1)	5,310	185,906
Kerry Group PLC, Class A (London)(1)	189	6,632
MEIJI Holdings Co., Ltd.(1)	2,000	94,733
Nestle SA(1)	3,421	188,053
Unilever NV CVA(1)	7,587	240,311
Unilever PLC(1)	1,326	41,538
Zhongpin, Inc.†	11,366	86,382
		1,006,417
Food-Retail — 0.7%
Koninklijke Ahold NV(1)	26,284	309,052
Kroger Co.	13,500	296,460
Safeway, Inc.	26,554	441,593
Tesco PLC(1)	8,084	47,287
WM Morrison Supermarkets PLC(1)	10,188	45,940
		1,140,332
Food-Wholesale/Distribution — 0.0%
Olam International, Ltd.(1)	17,500	29,836
Spartan Stores, Inc.	1,240	19,195
		49,031

Security Description	Shares	Value (Note 3)
Footwear & Related Apparel — 0.1%
Iconix Brand Group, Inc.†	1,434	$22,657
Steven Madden, Ltd.†	2,857	85,996
		108,653
Funeral Services & Related Items — 0.0%
Hillenbrand, Inc.	2,363	43,479
Gambling (Non-Hotel) — 0.0%
OPAP SA(1)	7,047	71,501
Gas-Distribution — 0.1%
Centrica PLC(1)	15,191	69,832
Toho Gas Co., Ltd.(1)	13,000	85,346
Tokyo Gas Co., Ltd.(1)	4,000	18,632
		173,810
Gold Mining — 0.0%
Gold Fields, Ltd.(1)	3,651	56,129
Gold Resource Corp.	1,161	19,331
		75,460
Home Furnishings — 0.1%
La-Z-Boy, Inc.†	3,447	25,542
Lewis Group, Ltd.(1)	4,255	36,769
Select Comfort Corp.†	1,874	26,180
		88,491
Hotel/Motels — 0.0%
Home Inns & Hotels Management, Inc. ADR†	2,473	63,729
Human Resources — 0.0%
Randstad Holding NV(1)	921	29,380
Import/Export — 0.1%
Marubeni Corp.(1)	7,000	39,145
Mitsui & Co., Ltd.(1)	7,400	107,108
		146,253
Independent Power Producers — 0.1%
NRG Energy, Inc.†	8,400	178,164
Industrial Automated/Robotic — 0.0%
Deepocean Group†(2)(3)(4)	1,109	15,526
Hollysys Automation Technologies, Ltd.†	10,073	58,826
		74,352
Instruments-Controls — 0.4%
Honeywell International, Inc.	15,700	689,387
Instruments-Scientific — 0.4%
FEI Co.†	1,899	56,894
Waters Corp.†	7,100	535,979
		592,873
Insurance-Life/Health — 0.4%
Aflac, Inc.	6,600	230,670
American Equity Investment Life Holding Co.	3,764	32,935
Aviva PLC(1)	5,773	27,278
CNO Financial Group, Inc.†	5,236	28,327
Protective Life Corp.	1,203	18,803
Prudential PLC(1)	9,842	84,239
Swiss Life Holding AG†(1)	1,716	187,565
Symetra Financial Corp.	2,553	20,807
		630,624

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Insurance-Multi-line — 0.5%
ACE, Ltd.	904	$54,782
Allianz SE(1)	1,483	139,552
American Financial Group, Inc.	1,162	36,103
Assurant, Inc.	7,100	254,180
AXA SA(1)	3,542	45,990
Hartford Financial Services Group, Inc.	17,100	275,994
ING Groep NV CVA†(1)	9,686	68,170
Ping An Insurance Group Co.(1)	6,000	33,386
		908,157
Insurance-Property/Casualty — 0.5%
American Safety Insurance Holdings, Ltd.†	1,929	35,494
Arch Capital Group, Ltd.†	3,476	113,578
Chubb Corp.	3,200	191,968
Tokio Marine Holdings, Inc.(1)	11,300	286,439
Travelers Cos., Inc.	2,800	136,444
		763,923
Insurance-Reinsurance — 0.5%
Aspen Insurance Holdings, Ltd.	1,292	29,768
Berkshire Hathaway, Inc., Class B†	6,200	440,448
Endurance Specialty Holdings, Ltd.	5,500	187,825
Flagstone Reinsurance Holdings SA	2,821	21,863
Maiden Holdings, Ltd.	2,561	18,926
RenaissanceRe Holdings, Ltd.	2,219	141,572
SCOR SE(1)	859	18,519
Swiss Re AG†(1)	748	34,813
Transatlantic Holdings, Inc.	402	19,505
		913,239
Internet Application Software — 0.1%
Tencent Holdings, Ltd.(1)	6,100	124,822
Internet Connectivity Services — 0.0%
PC-Tel, Inc.	1,188	7,306
Internet Content-Entertainment — 0.0%
Perfect World Co., Ltd. ADR†	5,369	59,918
Internet Content-Information/News — 0.0%
SouFun Holdings, Ltd. ADR	1,696	17,265
Internet Infrastructure Software — 0.1%
AsiaInfo-Linkage, Inc.†	7,108	52,457
F5 Networks, Inc.†	277	19,681
TeleCommunication Systems, Inc., Class A†	5,460	18,837
TIBCO Software, Inc.†	2,139	47,892
		138,867
Internet Security — 0.1%
Sourcefire, Inc.†	1,310	35,055
Trend Micro, Inc.(1)	1,600	49,942
Zix Corp.†	1,422	3,797
		88,794
Internet Telephone — 0.0%
BroadSoft, Inc.†	586	17,785
Intimate Apparel — 0.0%
Warnaco Group, Inc.†	1,219	56,184

Security Description	Shares	Value (Note 3)
Investment Companies — 0.2%
Arlington Asset Investment Corp., Class A	810	$19,481
Gladstone Investment Corp.	2,595	17,646
Israel Corp., Ltd.(1)	280	181,022
Kinnevik Investment AB, Class B(1)	8,496	157,430
		375,579
Investment Management/Advisor Services — 0.2%
Affiliated Managers Group, Inc.†	3,200	249,760
National Financial Partners Corp.†	1,252	13,697
		263,457
Lasers-System/Components — 0.0%
Coherent, Inc.†	258	11,084
Newport Corp.†	966	10,442
		21,526
Leisure Products — 0.0%
Brunswick Corp.	2,071	29,077
Machinery-Construction & Mining — 0.1%
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd.(1)	8,400	9,272
China National Materials Co., Ltd.(1)	158,000	55,609
Lonking Holdings, Ltd.(1)	144,000	45,520
		110,401
Machinery-Electrical — 0.2%
Chongqing Machinery & Electric Co., Ltd.(1)	106,000	14,807
Franklin Electric Co., Inc.	922	33,450
Regal-Beloit Corp.	5,400	245,052
		293,309
Machinery-Farming — 0.0%
AGCO Corp.†	282	9,749
CNH Global NV†	214	5,615
Deere & Co.	169	10,912
Lindsay Corp.	320	17,216
		43,492
Machinery-General Industrial — 0.1%
Applied Industrial Technologies, Inc.	2,183	59,290
Chart Industries, Inc.†	1,526	64,352
DXP Enterprises, Inc.†	1,391	26,193
Kadant, Inc.†	624	11,082
Metso Oyj(1)	1,086	31,643
Rheinmetall AG(1)	424	19,885
Wabtec Corp.	453	23,950
		236,395
Machinery-Material Handling — 0.0%
Cascade Corp.	1,074	35,861
NACCO Industries, Inc., Class A	171	10,841
		46,702
Machinery-Print Trade — 0.0%
Zebra Technologies Corp., Class A†	914	28,279
Machinery-Thermal Process — 0.0%
BHI Co., Ltd.(1)	1,969	26,288

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Medical Information Systems — 0.0%
Computer Programs & Systems, Inc.	482	$31,884
Medical Instruments — 0.1%
CONMED Corp.†	2,157	49,633
Kensey Nash Corp.†	1,189	29,130
Thoratec Corp.†	684	22,326
		101,089
Medical Labs & Testing Services — 0.2%
BioMerieux(1)	782	68,166
Laboratory Corp. of America Holdings†	3,800	300,390
		368,556
Medical Products — 0.7%
Coloplast A/S(1)	628	90,639
Cooper Cos., Inc.	671	53,110
Greatbatch, Inc.†	1,145	22,911
Johnson & Johnson	12,387	789,176
Synthes, Inc.*(1)(3)	868	140,347
		1,096,183
Medical-Biomedical/Gene — 0.5%
Cambrex Corp.†	3,747	18,885
Cubist Pharmaceuticals, Inc.†	1,856	65,554
Gilead Sciences, Inc.†	18,500	717,800
Human Genome Sciences, Inc.†	1,234	15,659
InterMune, Inc.†	785	15,857
Medicines Co.†	1,274	18,957
Momenta Pharmaceuticals, Inc.†	745	8,567
RTI Biologics, Inc.†	7,755	25,514
Sequenom, Inc.†	3,598	18,314
United Therapeutics Corp.†	418	15,671
		920,778
Medical-Drugs — 3.4%
Abbott Laboratories	4,100	209,674
Akorn, Inc.†	1,696	13,246
Allergan, Inc.	8,600	708,468
Astellas Pharma, Inc.(1)	2,600	98,086
AstraZeneca PLC(1)	11,731	519,410
Elan Corp. PLC ADR†	10,000	105,300
Eli Lilly & Co.	13,984	516,988
Endo Pharmaceuticals Holdings, Inc.†	1,972	55,196
Forest Laboratories, Inc.†	17,146	527,925
GlaxoSmithKline PLC(1)	22,698	468,634
Grifols SA†(1)	1,630	30,490
Hi-Tech Pharmacal Co., Inc.†	1,052	35,347
Jazz Pharmaceuticals, Inc.†	3,161	131,245
Medicis Pharmaceutical Corp., Class A	1,120	40,858
Merck & Co., Inc.	11,476	375,380
Mitsubishi Tanabe Pharma Corp.(1)	4,900	90,835
Novartis AG(1)	7,202	401,940
Orion Oyj, Class B(1)	3,487	70,193
Pfizer, Inc.	32,923	582,079
Roche Holding AG(1)	849	136,588
Salix Pharmaceuticals, Ltd.†	691	20,454
Sanofi(1)	8,656	568,345

Security Description	Shares	Value (Note 3)
Medical-Drugs (continued)
Sciclone Pharmaceuticals, Inc.†	2,376	$9,053
Viropharma, Inc.†	3,727	67,347
		5,783,081
Medical-Generic Drugs — 0.2%
Impax Laboratories, Inc.†	2,171	38,883
Par Pharmaceutical Cos., Inc.†	3,379	89,949
Teva Pharmaceutical Industries, Ltd. ADR	2,167	80,656
Watson Pharmaceuticals, Inc.†	1,233	84,152
		293,640
Medical-HMO — 1.3%
Aetna, Inc.	13,305	483,637
Centene Corp.†	1,235	35,407
Health Net, Inc.†	6,600	156,486
Healthspring, Inc.†	850	30,991
Humana, Inc.	6,200	450,926
Magellan Health Services, Inc.†	1,202	58,057
Metropolitan Health Networks, Inc.†	2,994	13,593
Molina Healthcare, Inc.†	1,758	27,143
UnitedHealth Group, Inc.	18,163	837,678
WellCare Health Plans, Inc.†	486	18,458
		2,112,376
Medical-Nursing Homes — 0.0%
Kindred Healthcare, Inc.†	1,746	15,051
Medical-Outpatient/Home Medical — 0.0%
Air Methods Corp.†	241	15,344
Amedisys, Inc.†	379	5,617
Amsurg Corp.†	1,079	24,277
Gentiva Health Services, Inc.†	742	4,096
Lincare Holdings, Inc.	903	20,318
		69,652
Medical-Wholesale Drug Distribution — 0.6%
AmerisourceBergen Corp.	10,500	391,335
Cardinal Health, Inc.	11,700	489,996
Suzuken Co., Ltd.(1)	2,700	72,470
		953,801
Metal Processors & Fabrication — 0.2%
LB Foster Co., Class A	622	13,827
SKF AB, Class B(1)	13,231	249,352
		263,179
Metal-Copper — 0.4%
First Quantum Minerals, Ltd.	910	12,114
Freeport-McMoRan Copper & Gold, Inc.	18,505	563,477
Sterlite Industries India, Ltd. ADR	7,671	70,650
		646,241
Metal-Diversified — 0.5%
Rare Element Resources, Ltd.†	2,901	14,737
Rio Tinto PLC(1)	6,964	307,564
Rio Tinto, Ltd.(1)	7,367	431,320
		753,621
Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.(1)	7,581	31,427

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Mining — 0.0%
Zijin Mining Group Co., Ltd.(1)	70,000	$19,674
Miscellaneous Manufacturing — 0.0%
Trimas Corp.†	3,110	46,184
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	952	38,575
Multimedia — 0.7%
Media Nusantara Citra Tbk PT(1)	77,000	8,819
News Corp., Class A	12,865	199,022
Time Warner, Inc.	19,686	589,989
Viacom, Inc., Class B	9,015	349,241
Walt Disney Co.	3,600	108,576
		1,255,647
Networking Products — 0.3%
Acme Packet, Inc.†	359	15,290
Anixter International, Inc.†	980	46,491
Cisco Systems, Inc.	25,101	388,814
Polycom, Inc.†	1,961	36,024
		486,619
Office Automation & Equipment — 0.2%
Canon, Inc.(1)	5,600	253,523
Office Supplies & Forms — 0.1%
Societe BIC SA(1)	1,351	114,951
Oil & Gas Drilling — 0.0%
Unit Corp.†	707	26,102
Oil Companies-Exploration & Production — 0.9%
Cairn Energy PLC†(1)	1,769	7,667
Canadian Natural Resources, Ltd.	1,700	49,918
Cimarex Energy Co.	7,500	417,750
Clayton Williams Energy, Inc.†	480	20,549
CNOOC, Ltd.(1)	82,000	131,336
Compton Petroleum Corp.†	1,507	9,004
Contango Oil & Gas Co.†	609	33,318
Energy Partners, Ltd.†	2,066	22,871
Gazprom OAO ADR(1) (Chi-X Alt)	928	8,877
Gazprom OAO ADR (OTC US)	26,973	257,592
Inpex Corp.(1)	13	80,111
Nexen, Inc.	1,323	20,579
Occidental Petroleum Corp.	1,389	99,313
OGX Petroleo e Gas Participacoes SA†	19,435	118,868
Petroquest Energy, Inc.†	1,451	7,980
Rosetta Resources, Inc.†	2,655	90,854
Stone Energy Corp.†	3,853	62,457
Swift Energy Co.†	1,134	27,602
Tullow Oil PLC(1)	3,690	74,865
Vaalco Energy, Inc.†	4,129	20,067
W&T Offshore, Inc.	2,027	27,892
		1,589,470
Oil Companies-Integrated — 3.6%
BG Group PLC(1)	8,327	158,565
BP PLC(1)	36,947	221,605
Chevron Corp.	8,743	808,902
ConocoPhillips	4,140	262,145
ENI SpA(1)	12,244	215,132
Exxon Mobil Corp.	30,993	2,251,022

Security Description	Shares	Value (Note 3)
Oil Companies-Integrated (continued)
LUKOIL OAO ADR(1)	3,898	$196,231
Marathon Oil Corp.	11,600	250,328
Marathon Petroleum Corp.	5,850	158,301
Murphy Oil Corp.	9,600	423,936
Pacific Rubiales Energy Corp.	3,338	70,716
Petroleo Brasileiro SA ADR	4,231	94,986
Royal Dutch Shell PLC, Class B(1)	12,574	390,546
Sasol, Ltd.(1)	3,522	143,942
Statoil ASA(1)	18,315	391,334
Total SA(1)	1,506	66,401
		6,104,092
Oil Field Machinery & Equipment — 0.4%
Cameron International Corp.†	13,900	577,406
Complete Production Services, Inc.†	2,068	38,982
		616,388
Oil Refining & Marketing — 0.5%
Caltex Australia, Ltd.(1)	12,643	130,300
CVR Energy, Inc.†	2,038	43,083
Valero Energy Corp.	31,500	560,070
Western Refining, Inc.†	1,670	20,808
		754,261
Oil-Field Services — 1.0%
Eurasia Drilling Co, Ltd. GDR(1)	2,523	45,906
Halliburton Co.	21,690	661,979
Helix Energy Solutions Group, Inc.†	4,166	54,574
Oceaneering International, Inc.	15,700	554,838
Petrofac, Ltd.(1)	4,762	88,102
Schlumberger, Ltd.	2,300	137,379
Stallion Oilfield Services, Ltd.†(2)	203	6,699
Technip SA(1)	843	67,463
Tetra Technologies, Inc.†	2,162	16,691
		1,633,631
Optical Supplies — 0.0%
Staar Surgical Co.†	2,751	21,458
Paper & Related Products — 0.3%
Boise, Inc.	6,774	35,022
Domtar Corp.	1,800	122,706
KapStone Paper and Packaging Corp.†	3,622	50,309
MeadWestvaco Corp.	11,236	275,956
		483,993
Petrochemicals — 0.0%
Formosa Chemicals & Fibre Corp.(1)	11,000	28,346
Petronas Chemicals Group Bhd(1)	11,100	19,149
		47,495
Pharmacy Services — 0.3%
Medco Health Solutions, Inc.†	10,400	487,656
Omnicare, Inc.	2,377	60,447
		548,103
Photo Equipment & Supplies — 0.0%
Altek Corp.†(1)	13,282	13,217

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Physicians Practice Management — 0.0%
Healthways, Inc.†	1,198	$11,776
Power Converter/Supply Equipment — 0.1%
Generac Holdings, Inc.†	675	12,697
Harbin Electric Co., Ltd.(1)	46,000	37,787
Powell Industries, Inc.†	817	25,302
Schneider Electric SA(1)	785	42,263
		118,049
Printing-Commercial — 0.1%
Deluxe Corp.	2,187	40,678
R.R. Donnelley & Sons Co.	13,000	183,560
		224,238
Private Corrections — 0.0%
Geo Group, Inc.†	2,204	40,906
Private Equity — 0.0%
3i Group PLC(1)	15,756	45,834
Real Estate Investment Trusts — 1.4%
Agree Realty Corp.	1,234	26,876
American Capital Agency Corp.	832	22,547
Annaly Capital Management, Inc.	18,400	305,992
Anworth Mortgage Asset Corp.	3,283	22,324
Ashford Hospitality Trust, Inc.	3,031	21,278
AvalonBay Communities, Inc.	1,000	114,050
CBL & Associates Properties, Inc.	3,164	35,943
CFS Retail Property Trust(1)	13,294	22,298
CommonWealth REIT	6,181	117,254
CubeSmart	2,115	18,041
Dexus Property Group(1)	20,413	16,101
Education Realty Trust, Inc.	2,076	17,833
Equity Residential	2,100	108,927
Extra Space Storage, Inc.	1,062	19,785
FelCor Lodging Trust, Inc.†	6,352	14,800
First Industrial Realty Trust, Inc.†	2,146	17,168
Glimcher Realty Trust	4,423	31,315
Invesco Mortgage Capital, Inc.	1,174	16,589
Lexington Realty Trust	4,596	30,058
LTC Properties, Inc.	1,754	44,411
MFA Financial, Inc.	2,647	18,582
Mission West Properties, Inc.	2,231	16,933
National Health Investors, Inc.	1,846	77,772
Newcastle Investment Corp.	6,172	25,120
Omega Healthcare Investors, Inc.	1,317	20,980
PS Business Parks, Inc.	824	40,821
Rayonier, Inc.	13,950	513,220
Saul Centers, Inc.	639	21,605
Simon Property Group, Inc.	1,800	197,964
Starwood Property Trust, Inc.	897	15,392
Universal Health Realty Income Trust	413	13,881
Urstadt Biddle Properties, Inc., Class A	1,306	20,857
Westfield Retail Trust(1)	57,521	133,435
Weyerhaeuser Co.	9,800	152,390
		2,292,542

Security Description	Shares	Value (Note 3)
Real Estate Management/Services — 0.1%
BR Malls Participacoes SA	15,955	$163,008
Mitsubishi Estate Co., Ltd.(1)	3,000	48,552
		211,560
Real Estate Operations & Development — 0.3%
Cheung Kong Holdings, Ltd.(1)	5,000	53,526
China Overseas Land & Investment, Ltd.(1)	26,000	37,137
Guangzhou R&F Properties Co., Ltd.(1)	65,600	47,279
Hang Lung Group, Ltd.(1)	35,000	177,978
Henderson Land Development Co., Ltd.(1)	3,000	13,327
LSR Group	6,431	23,730
LSR Group OJSC GDR(1)	3,153	11,464
PDG Realty SA Empreendimentos e Participacoes	44,605	145,421
Soho China, Ltd.(1)	33,000	20,504
Wheelock & Co., Ltd.(1)	18,000	52,620
		582,986
Recreational Centers — 0.0%
Town Sports International Holdings, Inc.†	2,828	20,531
Rental Auto/Equipment — 0.0%
Avis Budget Group, Inc.†	4,562	44,114
Rent-A-Center, Inc.	724	19,874
		63,988
Research & Development — 0.0%
AVEO Pharmaceuticals, Inc.†	1,122	17,268
Retail-Apparel/Shoe — 1.1%
Aeropostale, Inc.†	436	4,713
ANN, Inc.†	2,018	46,091
Ascena Retail Group, Inc.†	1,309	35,435
Cato Corp., Class A	665	15,002
DSW, Inc., Class A	2,046	94,484
Express, Inc.	1,095	22,218
Finish Line, Inc., Class A	2,959	59,150
Foot Locker, Inc.	15,900	319,431
Genesco, Inc.†	694	35,762
Inditex SA(1)	1,953	167,250
JOS. A. Bank Clothiers, Inc.†	646	30,123
Limited Brands, Inc.	13,600	523,736
Men's Wearhouse, Inc.	823	21,464
Next PLC(1)	10,872	425,558
PVH Corp.	363	21,141
		1,821,558
Retail-Appliances — 0.0%
Conn's, Inc.†	3,300	23,694
Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc.	5,200	302,120
Retail-Automobile — 0.1%
Sonic Automotive, Inc., Class A	7,790	84,054
Retail-Building Products — 0.1%
Kingfisher PLC(1)	35,658	136,683
Retail-Computer Equipment — 0.2%
GameStop Corp., Class A†	14,078	325,202

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Retail-Consumer Electronics — 0.0%
GOME Electrical Appliances Holdings, Ltd.(1)	47,000	$10,814
JB Hi-Fi, Ltd.(1)	759	10,993
Yamada Denki Co., Ltd.(1)	250	17,454
		39,261
Retail-Convenience Store — 0.0%
Lawson, Inc.(1)	700	39,564
Retail-Discount — 0.9%
99 Cents Only Stores†	1,549	28,533
Big Lots, Inc.†	1,718	59,838
Costco Wholesale Corp.	2,200	180,664
Gordmans Stores, Inc.†	597	7,146
HSN, Inc.†	705	23,357
Wal-Mart Stores, Inc.	22,225	1,153,477
		1,453,015
Retail-Drug Store — 0.4%
CVS Caremark Corp.	11,300	379,454
Walgreen Co.	9,900	325,611
		705,065
Retail-Jewelry — 0.0%
Signet Jewelers, Ltd.†	689	23,288
Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.	8,300	255,557
Retail-Major Department Stores — 0.4%
Hyundai Department Store Co., Ltd.(1)	277	38,125
PPR(1)	294	37,926
TJX Cos., Inc.	11,700	648,999
		725,050
Retail-Misc./Diversified — 0.0%
CJ O Shopping Co., Ltd.(1)	173	38,320
Elders, Ltd.†(1)	5,801	1,600
		39,920
Retail-Pawn Shops — 0.1%
Cash America International, Inc.	676	34,584
EzCorp, Inc., Class A†	2,716	77,515
First Cash Financial Services, Inc.†	246	10,320
		122,419
Retail-Perfume & Cosmetics — 0.0%
Sally Beauty Holdings, Inc.†	1,768	29,349
Retail-Regional Department Stores — 0.0%
Dillard's, Inc., Class A	679	29,523
PCD Stores Group, Ltd.(1)	266,000	32,394
		61,917
Retail-Restaurants — 0.3%
AFC Enterprises, Inc.†	6,968	82,431
Brinker International, Inc.	2,546	53,262
CEC Entertainment, Inc.	299	8,512
Cheesecake Factory, Inc.†	668	16,466
DineEquity, Inc.†	1,510	58,120
Domino's Pizza, Inc.†	2,013	54,854
Jack in the Box, Inc.†	1,254	24,980
McDonald's Corp.	2,869	251,956

Security Description	Shares	Value (Note 3)
Retail-Restaurants (continued)
Papa John's International, Inc.†	609	$18,514
		569,095
Rubber & Vinyl — 0.0%
JSR Corp.(1)	2,600	44,693
Satellite Telecom — 0.1%
EchoStar Corp., Class A†	6,069	137,220
GeoEye, Inc.†	820	23,247
Iridium Communications, Inc.†	5,439	33,722
Loral Space & Communications, Inc.†	659	33,016
		227,205
Savings & Loans/Thrifts — 0.1%
Flushing Financial Corp.	2,847	30,748
Hudson City Bancorp, Inc.	25,500	144,330
		175,078
Schools — 0.0%
Lincoln Educational Services Corp.	897	7,257
Seismic Data Collection — 0.1%
Cie Generale de Geophysique - Veritas†(1)	8,849	155,384
Semiconductor Components-Integrated Circuits — 0.3%
Analog Devices, Inc.	7,700	240,625
Cirrus Logic, Inc.†	1,719	25,338
Cypress Semiconductor Corp.†	1,554	23,263
QUALCOMM, Inc.	3,493	169,865
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	23,039	52,201
		511,292
Semiconductor Equipment — 0.7%
Aixtron SE NA(1)	1,180	17,169
Applied Materials, Inc.	55,500	574,425
Brooks Automation, Inc.	2,147	17,498
Entegris, Inc.†	5,655	36,079
LTX-Credence Corp.†	1,948	10,305
Nanometrics, Inc.†	1,188	17,226
Nova Measuring Instruments, Ltd.†	3,518	18,892
Novellus Systems, Inc.†	7,047	192,101
Photronics, Inc.†	3,934	19,591
Teradyne, Inc.†	29,100	320,391
		1,223,677
Shipbuilding — 0.1%
Samsung Heavy Industries Co., Ltd.(1)	2,070	47,511
Yangzijiang Shipbuilding Holdings, Ltd.(1)	296,000	197,292
		244,803
Soap & Cleaning Preparation — 0.3%
Reckitt Benckiser Group PLC(1)	8,628	436,205
Steel Pipe & Tube — 0.1%
Vallourec SA(1)	153	8,769
Valmont Industries, Inc.	875	68,198
		76,967

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Steel-Producers — 0.1%
Voestalpine AG(1)	4,983	$144,427
Sugar — 0.0%
Suedzucker AG(1)	964	27,353
Tate & Lyle PLC(1)	461	4,460
		31,813
Telecom Services — 0.5%
Allot Communications, Ltd.†	1,097	10,696
Amdocs, Ltd.†	7,815	211,943
BCE, Inc.	842	31,570
NeuStar, Inc., Class A†	1,520	38,213
NTELOS Holdings Corp.	1,882	33,368
Premiere Global Services, Inc.†	2,320	14,894
Tele2 AB, Class B(1)	4,942	90,369
Telecity Group PLC†(1)	1,763	15,214
Telecom Corp. of New Zealand, Ltd.(1)	114,047	225,523
Telenet Group Holding NV†(1)	979	35,868
USA Mobility, Inc.	1,760	23,232
Virgin Media, Inc.	1,000	24,350
		755,240
Telecommunication Equipment — 0.3%
ADTRAN, Inc.	1,755	46,438
Harris Corp.	12,600	430,542
Plantronics, Inc.	636	18,094
		495,074
Telephone-Integrated — 1.6%
AT&T, Inc.	20,588	587,170
BT Group PLC(1)	134,280	359,954
Cincinnati Bell, Inc.†	21,324	65,891
Deutsche Telekom AG(1)	8,545	100,517
France Telecom SA(1)	10,733	175,997
Nippon Telegraph & Telephone Corp.(1)	8,900	427,740
Verizon Communications, Inc.	26,782	985,578
		2,702,847
Television — 0.1%
Metropole Television SA(1)	3,502	56,953
Sinclair Broadcast Group, Inc., Class A	5,900	42,303
		99,256
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	1,912	35,946
Theaters — 0.0%
National CineMedia, Inc.	2,608	37,842
Therapeutics — 0.1%
BioMarin Pharmaceutical, Inc.†	870	27,727
ISTA Pharmaceuticals, Inc.†	4,917	16,964
Neurocrine Biosciences, Inc.†	2,879	17,216
Onyx Pharmaceuticals, Inc.†	655	19,657
Questcor Pharmaceuticals, Inc.†	773	21,072
Spectrum Pharmaceuticals, Inc.†	1,400	10,682
		113,318

Security Description	Shares	Value (Note 3)
Tobacco — 1.0%
British American Tobacco PLC(1)	2,020	$85,618
Imperial Tobacco Group PLC(1)	457	15,433
Japan Tobacco, Inc.(1)	64	298,591
Lorillard, Inc.	2,900	321,030
Philip Morris International, Inc.	14,888	928,713
		1,649,385
Tools-Hand Held — 0.0%
Asahi Diamond Industrial Co., Ltd.(1)	2,300	31,962
Toys — 0.0%
Leapfrog Enterprises, Inc.†	7,063	23,802
Transactional Software — 0.0%
Synchronoss Technologies, Inc.†	948	23,615
Transport-Equipment & Leasing — 0.0%
Amerco, Inc.†	132	8,243
Transport-Marine — 0.0%
Alexander & Baldwin, Inc.	1,376	50,265
Transport-Rail — 0.3%
Central Japan Railway Co.(1)	43	374,662
Genesee & Wyoming, Inc., Class A†	1,540	71,641
		446,303
Transport-Services — 0.1%
ComfortDelGro Corp., Ltd.(1)	64,000	63,629
Deutsche Post AG(1)	1,857	23,734
Viterra, Inc.	564	5,549
		92,912
Transport-Truck — 0.0%
Hitachi Transport System, Ltd.(1)	2,000	37,014
Travel Services — 0.0%
TUI Travel PLC(1)	22,001	50,698
Ultra Sound Imaging Systems — 0.0%
SonoSite, Inc.†	1,634	49,576
Vitamins & Nutrition Products — 0.1%
GNC Holdings, Inc., Class A†	3,319	66,778
Omega Protein Corp.†	1,657	15,046
USANA Health Sciences, Inc.†	574	15,785
		97,609
Water Treatment Systems — 0.0%
Duoyuan Global Water, Inc. ADR†(2)(3)	1,788	6,937
Web Hosting/Design — 0.0%
NIC, Inc.	1,692	19,373
Web Portals/ISP — 0.3%
Baidu, Inc. ADR†	232	24,803
Google, Inc., Class A†	1,007	517,981
InfoSpace, Inc.†	1,441	12,047
		554,831
Wireless Equipment — 0.3%
American Tower Corp., Class A†	6,500	349,700
Aruba Networks, Inc.†	956	19,990
InterDigital, Inc.	329	15,325
Nokia Oyj(1)	3,125	17,701
RF Micro Devices, Inc.†	6,930	43,936

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Wireless Equipment (continued)
Telefonaktiebolaget LM Ericsson, Class B(1)	3,503	$33,565
Wistron NeWeb Corp.(1)	13,649	33,252
		513,469
Total Common Stock (cost $117,172,777)		110,413,393
CONVERTIBLE PREFERRED STOCK — 0.0%
Auto-Cars/Light Trucks — 0.0%
General Motors Co., Series B 4.75%	703	24,661
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. 7.25%†	26	24
Oil Companies-Exploration & Production — 0.0%
Apache Corp. 6.00%	536	27,427
Total Convertible Preferred Stock (cost $86,457)		52,112
PREFERRED STOCK — 0.6%
Agricultural Chemicals — 0.0%
Vale Fertilizantes SA	599	7,748
Auto-Cars/Light Trucks — 0.1%
Porsche Automobil Holding SE(1)	1,121	53,663
Volkswagen AG(1)	1,112	147,117
		200,780
Banks-Commercial — 0.3%
Banco Bradesco SA ADR	19,875	293,951
Itau Unibanco Holding SA ADR	11,911	184,859
		478,810
Diversified Banking Institutions — 0.0%
Ally Financial, Inc. 7.00%*(3)	28	18,750
GMAC Capital Trust I FRS 8.13%	1,740	31,755
		50,505
Diversified Minerals — 0.1%
Vale SA ADR	5,457	114,597
Medical-Biomedical/Gene — 0.0%
Biotest AG(1)	440	21,425
Networking Products — 0.0%
Lucent Technologies Capital Trust I 7.75%	24	19,800
Oil Companies-Integrated — 0.1%
Petroleo Brasileiro SA ADR	5,217	108,096
Real Estate Investment Trusts — 0.0%
Entertainment Properties Trust 5.75%	995	18,587
Soap & Cleaning Preparation — 0.0%
Henkel AG & Co. KGaA(1)	501	26,621
Total Preferred Stock (cost $1,319,422)		1,046,969

Security Description	Principal Amount(12)	Value (Note 3)
ASSET BACKED SECURITIES — 1.4%
Diversified Financial Services — 1.4%
Banc of America Commercial Mtg., Inc. VRS Series 2005-1, Class XW 0.08% due 11/10/42*(6)(7)	$3,881,740	$2,065
Banc of America Commercial Mtg.,Inc. VRS Series 2004-5, Class XC 0.30% due 11/10/41*(6)(7)	721,163	12,941
Banc of America Commercial Mtg., Inc., Series 2006-5, Class A2 5.32% due 09/10/47(7)	265,640	267,179
Banc of America Commercial Mtg., Inc. VRS Series 2007-2, Class A2 5.63% due 04/10/49(7)	37,313	37,821
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD4, Class XC 0.17% due 12/11/49*(6)(7)	1,473,598	12,417
Commercial Mtg. Acceptance Corp. VRS Series 1998-C2, Class F 5.44% due 09/15/30*(3)(7)	436,058	444,257
Commercial Mtg. Pass Through Certs. VRS Series 2005-C6, Class XC 0.06% due 06/10/44*(6)(7)	3,639,473	20,574
Commercial Mtg. Pass Through Certs. VRS Series 2005-LP5, Class XC 0.17% due 05/10/43*(6)(7)	1,128,543	10,846
Commercial Mtg. Pass Through Certs. VRS Series 2006-C8, Class XS 0.18% due 12/10/46*(6)(7)	3,103,985	36,106
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C1, Class AX 0.12% due 02/15/40*(6)(7)	821,879	5,782
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C5, Class AX 0.16% due 12/15/39(6)(7)	1,294,796	21,699
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C4, Class AX 0.17% due 09/15/39*(6)(7)	462,482	6,188
Credit Suisse Mtg. Capital Certs., Series 2007-C1, Class AAB 5.34% due 02/15/40(7)	56,000	57,774
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C2, Class A2 5.45% due 01/15/49(7)	23,754	23,834
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C4, Class A2 5.80% due 09/15/39(7)	61,433	61,770
CS First Boston Mtg. Securities Corp. VRS Series 2003-C3, Class AX 1.73% due 05/15/38*(6)(7)	945,775	19,418
CS First Boston Mtg. Securities Corp., VRS Series 2003-CK2, Class G 5.74% due 03/15/36*(3)(7)	41,000	40,480
GE Capital Commercial Mtg. Corp. VRS Series 2005-C3, Class XC 0.08% due 07/25/45*(6)(7)	8,028,137	38,784

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 3)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
GMAC Commercial Mtg. Securities, Inc. VRS Series 2005-C1, Class X1 0.24% due 05/10/43*(3)(6)(7)	$1,825,184	$24,934
GMAC Commercial Mtg. Securities, Inc.VRS Series 1997-C1, Class X 1.24% due 07/15/29(6)(7)	259,512	8,431
GMAC Commercial Mtg. Securities, Inc. Series 2004-C3, Class AJ 4.92% due 12/10/41(7)	35,000	30,761
Green Tree Financial Corp., Series 1999-1, Class A6 6.37% due 07/01/25	2,217	2,294
Green Tree Financial Corp. VRS Series 1997-6, Class M1 7.21% due 01/15/29	27,000	23,413
Green Tree Financial Corp. VRS Series 1997-6, Class A9 7.55% due 01/15/29	25,713	28,424
Greenpoint Manufactured Housing VRS Series 2000-3, Class IA 8.45% due 06/20/31	31,727	33,113
GS Mtg. Securities Corp. II VRS Series 2003-C1, Class X1 0.84% due 01/10/40*(6)(7)	958,866	6,564
GS Mtg. Securities Corp. II VRS Series 2004-C1, Class X1 0.97% due 10/10/28*(6)(7)	31,352	0
GS Mtg. Securities Corp. II VRS 5.51% due 04/10/38(7)	14,880	15,064
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2005-CB12, Class X1 0.11% due 09/12/37*(6)(7)	1,676,734	13,456
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2006-LDP7, Class A2 5.86% due 04/15/45(7)	5,728	5,722
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP8, Class A2 5.29% due 05/15/45(7)	146,404	146,572
JP Morgan Chase Commercial Mtg.Securities Corp., Series 2006-LDP9, Class A2S 5.30% due 05/15/47(7)	65,000	65,225
JP Morgan Chase Commercial Mtg.Securities Corp., Series 2006-LDP8, Class A3B 5.45% due 05/15/45(7)	63,000	65,785
JP Morgan Commercial Mtg.Finance Corp., Series 2000-C9, Class G 6.25% due 10/15/32*(3)(7)	7,031	7,019
JP Morgan Commercial Mtg.Finance Corp., Series 1997-C5, Class F 7.56% due 09/15/29(7)	11,617	11,890
LB-UBS Commercial Mtg. Trust VRS Series 2005-C7, Class XCL 0.10% due 11/15/40*(6)(7)	4,238,645	23,592
LB-UBS Commercial Mtg. Trust VRS Series 2006-C1, Class XCL 0.12% due 02/15/41*(6)(7)	4,368,571	44,966

Security Description	Principal Amount(12)	Value (Note 3)
Diversified Financial Services (continued)
LB-UBS Commercial Mtg. Trust VRS Series 2005-C5, Class XCL 0.19% due 09/15/40*(6)(7)	$2,049,803	$30,284
LB-UBS Commercial Mtg. Trust VRS Series 2005-C2, Class XCL 0.26% due 04/15/40*(6)(7)	3,125,069	22,491
LB-UBS Commercial Mtg. Trust VRS Series 2005-C3, Class XCL 0.30% due 07/15/40*(6)(7)	1,174,579	21,489
Merit Securities Corp. FRS Series 11-PA, Class 3A1 0.86% due 04/28/27*(3)(8)	49,807	40,646
Merrill Lynch Mtg. Trust VRS Series 2005-MCP1, Class XC 0.18% due 06/12/43*(6)(7)	1,790,412	19,249
Merrill Lynch Mtg. Trust VRS Series 2007-C1, Class A2 5.72% due 06/12/50(7)	66,893	67,520
Merrill Lynch/Countrywide Commercial Mtg. Trust, FRS Series 2006-4, Class A2FL 0.35% due 12/12/49(7)	43,931	43,424
Mezz Capital Commercial Mtg. Trust VRS Series 2005-C3, Class X 5.65% due 05/15/44*(3)(6)(7)(9)	147,626	8,858
Mezz Capital Commercial Mtg. Trust VRS Series 2006-C4, Class X 5.65% due 07/15/45*(3)(6)(7)(9)	228,708	11,435
Mid-State Trust, Series 11, Class B 8.22% due 07/15/38(7)	7,371	7,367
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A 4.88% due 08/13/42(7)	81,396	81,736
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.61% due 04/15/49(7)	23,610	23,991
Morgan Stanley Capital I VRS Series 2007-IQ15, Class A2 5.84% due 06/11/49(7)	26,000	26,462
Morgan Stanley Capital I VRS Series 1998-CF1, Class D 7.35% due 07/15/32(7)	8,049	8,175
Oakwood Mtg. Investors, Inc. VRS Series 2000-A, Class A3 7.95% due 03/15/22	31,494	25,291
Oakwood Mtg. Investors, Inc., Series 2002-C, Class A1 5.41% due 11/15/32	64,577	59,770
Oakwood Mtg. Investors, Inc., Series 2001-E, Class A4 6.81% due 12/15/31(9)	52,010	45,346
Structured Asset Securities Corp. FRS Series 2004-NP2, Class A 0.58% due 06/25/34*(3)(8)(9)	27,676	20,757
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C18, Class XC 0.10% due 04/15/42*(6)(7)	4,429,422	33,557
Wachovia Bank Commercial Mtg. Trust 5.25% due 12/15/43(7)	42,000	42,577

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 3)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Wachovia Bank Commercial Mtg. Trust VRS Series 2007-C32, Class A2 5.74% due 06/15/49(7)	$28,328	$28,598
Total Asset Backed Securities (cost $2,816,932)		2,346,183
CONVERTIBLE BONDS & NOTES — 0.0%
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Senior Notes 4.25% due 11/15/16	13,000	16,884
Auto/Truck Parts & Equipment-Original — 0.0%
Meritor, Inc. VRS Company Guar. Notes 4.00% due 02/15/27	15,000	10,467
Diversified Manufacturing Operations — 0.0%
Trinity Industries, Inc. Sub. Notes 3.88% due 06/01/36	15,000	13,481
Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 06/15/14	16,000	16,460
Total Convertible Bonds & Notes (cost $62,471)		57,292
U.S. CORPORATE BONDS & NOTES — 11.4%
Advertising Agencies — 0.0%
Omnicom Group, Inc. Senior Notes 4.45% due 08/15/20	20,000	20,177
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 7.88% due 04/15/18	10,000	10,000
Aerospace/Defense — 0.0%
Kratos Defense & Security Solutions, Inc. Senior Sec. Notes 10.00% due 06/01/17	55,000	54,725
Aerospace/Defense-Equipment — 0.0%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	10,000	10,425
TransDigm, Inc. Company Guar. Notes 7.75% due 12/15/18	40,000	40,700
United Technologies Corp. Senior Notes 5.70% due 04/15/40	5,000	6,097
		57,222
Airlines — 0.1%
American Airlines Pass Through Trust Series 2011-2, Class A 8.63% due 04/15/23	10,000	9,925
American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 04/01/13	10,000	9,995

Security Description	Principal Amount(12)	Value (Note 3)
Airlines (continued)
Continental Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.56% due 08/15/13	$15,000	$14,850
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19	20,581	20,581
Continental Airlines, Inc. Pass Through Certs. Series 1997-4, Class A 6.90% due 07/02/19	5,242	5,347
Delta Air Lines Pass Through Trust Pass Thru Certs. Series 2009-1, Class A 7.75% due 06/17/21	4,674	4,908
Delta Air Lines, Inc. Pass Through Certs. Series 2010-1A 6.20% due 01/02/20	4,716	4,858
Northwest Airlines, Inc. Pass Through Certs. Series 2000-1, Class G 7.15% due 04/01/21	24,687	24,687
United Airlines, Inc. Pass Through Certs. Series 2007-1, Class A 6.64% due 01/02/24	12,011	11,590
		106,741
Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 6.38% due 12/15/20	25,000	24,250
Levi Strauss & Co. Senior Notes 8.88% due 04/01/16	50,000	50,500
		74,750
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	50,000	51,313
Auto/Truck Parts & Equipment-Original — 0.2%
American Axle & Manufacturing Holdings, Inc. Senior Sec. Notes 9.25% due 01/15/17*	28,000	29,120
American Axle & Manufacturing, Inc. Company Guar. Notes 5.25% due 02/11/14	15,000	14,100
Pittsburgh Glass Works LLC Senior Sec. Notes 8.50% due 04/15/16*(3)	45,000	41,400
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/20	25,000	24,250
Tenneco, Inc. Company Guar. Notes 7.75% due 08/15/18	15,000	15,075

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(12)		Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Auto/Truck Parts & Equipment-Original (continued)
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15		$20,000	$20,400
TRW Automotive, Inc. Company Guar. Notes 6.38% due 03/15/14*(3)	EUR	80,000	107,180
			251,525
Auto/Truck Parts & Equipment-Replacement — 0.0%
Allison Transmission, Inc. Company Guar. Notes 11.00% due 11/01/15*		35,000	36,225
Banks-Commercial — 0.2%
CIT Group, Inc. Sec. Notes 6.63% due 04/01/18*		35,000	34,825
CIT Group, Inc. Sec. Notes 7.00% due 05/02/16*(3)		75,000	72,750
CIT Group, Inc. Sec. Notes 7.00% due 05/02/17*(3)		170,000	164,900
			272,475
Banks-Fiduciary — 0.0%
State Street Capital Trust IV FRS Ltd. Guar. Notes 1.35% due 06/01/77		105,000	71,945
Banks-Mortgage — 0.0%
Provident Funding Associates LP/ PFG Finance Corp. Senior Notes 10.13% due 02/15/19*(3)		15,000	12,975
Provident Funding Associates LP/ PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/17*(3)		20,000	19,500
			32,475
Banks-Super Regional — 0.1%
Capital One Capital V Ltd. Guar. Notes 10.25% due 08/15/39		60,000	60,900
Wachovia Corp. Senior Notes 5.75% due 06/15/17		50,000	56,287
			117,187
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/16		45,000	47,250
Diageo Investment Corp. Company Guar. Debentures 8.00% due 09/15/22		45,000	60,171
			107,421

Security Description	Principal Amount(12)	Value (Note 3)
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/39	$61,000	$92,101
Broadcast Services/Program — 0.2%
Clear Channel Communications ,Inc. Senior Notes 5.50% due 09/15/14	30,000	16,950
Clear Channel Communications, Inc. Senior Sec. Notes 9.00% due 03/01/21	25,000	18,562
Clear Channel Communications, Inc. Company Guar. Notes 10.75% due 08/01/16	15,000	7,763
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series B 9.25% due 12/15/17	115,000	117,587
XM Satellite Radio Holdings, Inc. Company Guar. Notes 13.00% due 08/01/14*	60,000	67,200
XM Satellite Radio, Inc. Company Guar. Notes 7.63% due 11/01/18*	40,000	40,400
		268,462
Building & Construction Products-Misc. — 0.2%
Associated Materials LLC Senior Sec. Notes 9.13% due 11/01/17	40,000	32,400
Building Materials Corp. of America Senior Notes 6.75% due 05/01/21*(3)	10,000	9,500
Building Materials Corp. of America Senior Notes 6.88% due 08/15/18*(3)	15,000	14,550
Building Materials Corp. of America Senior Sec. Notes 7.00% due 02/15/20*(3)	15,000	14,963
Building Materials Corp. of America Company Guar. Notes 7.50% due 03/15/20*	30,000	30,000
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/21*	10,000	8,050
Nortek, Inc. Company Guar. Notes 10.00% due 12/01/18*	35,000	32,375
Owens Corning, Inc. Company Guar. Notes 9.00% due 06/15/19	100,000	118,068
Ply Gem Industries, Inc. Senior Sec. Notes 8.25% due 02/15/18	5,000	4,075
Roofing Supply Group LLC/Roofing Supply Finance, Inc. Senior Sec. Notes 8.63% due 12/01/17*(3)	40,000	37,700
		301,681

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Building-Residential/Commercial — 0.1%
Beazer Homes USA, Inc. Company Guar. Notes 6.88% due 07/15/15	$15,000	$10,125
Beazer Homes USA, Inc. Company Guar. Notes 9.13% due 06/15/18	20,000	12,300
Beazer Homes USA, Inc. Company Guar. Notes 9.13% due 05/15/19	10,000	6,350
M/I Homes, Inc. Company Guar. Notes 8.63% due 11/15/18	50,000	45,000
Pulte Group, Inc. Company Guar. Notes 7.63% due 10/15/17	30,000	28,800
Pulte Group, Inc. Company Guar. Bonds 7.88% due 06/15/32	25,000	20,000
Standard Pacific Corp. Company Guar. Notes 7.00% due 08/15/15	5,000	4,700
		127,275
Cable/Satellite TV — 0.4%
AMC Networks, Inc. Company Guar. Notes 7.75% due 07/15/21*	10,000	10,250
Bresnan Broadband Holdings LLC Company Guar. Notes 8.00% due 12/15/18*	15,000	15,113
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/20	10,000	10,175
Cablevision Systems Corp. Senior Notes 8.63% due 09/15/17	85,000	88,506
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 13.50% due 11/30/16	28,576	32,577
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/21	35,000	33,075
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.00% due 01/15/19	35,000	33,950
Cequel Communications Holdings I LLC/ Cequel Capital Corp. Senior Notes 8.63% due 11/15/17*(3)	75,000	74,250
Comcast Cable Communications LLC Company Guar. Notes 8.88% due 05/01/17	40,000	51,081
Comcast Corp. Company Guar. Bonds 6.55% due 07/01/39	25,000	29,027
Comcast Corp. Company Guar. Notes 6.95% due 08/15/37	10,000	11,987

Security Description	Principal Amount(12)	Value (Note 3)
Cable/Satellite TV (continued)
CSC Holdings, Inc. Senior Notes 6.75% due 04/15/12	$14,000	$14,245
DIRECTV Holdings LLC Company Guar. Notes 6.35% due 03/15/40	20,000	22,274
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 5.88% due 10/01/19	50,000	56,255
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/21*	30,000	28,650
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/19	45,000	45,900
Echostar DBS Corp. Company Guar. Notes 6.38% due 10/01/11	10,000	10,000
Echostar DBS Corp. Company Guar. Notes 6.63% due 10/01/14	10,000	10,113
Echostar DBS Corp. Company Guar. Notes 7.00% due 10/01/13	30,000	31,125
Echostar DBS Corp. Company Guar. Notes 7.75% due 05/31/15	5,000	5,125
Mediacom LLC / Mediacom Capital Corp. Senior Notes 9.13% due 08/15/19	20,000	19,900
TCI Communications, Inc. Senior Notes 7.88% due 02/15/26	5,000	6,455
Tele-Communications, Inc. Company Guar. Debentures 9.80% due 02/01/12	10,000	10,270
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/18	5,000	5,818
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/39	10,000	11,437
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	20,000	24,331
Time Warner Cable, Inc. Company Guar. Notes 7.50% due 04/01/14	25,000	28,278
		720,167
Casino Hotels — 0.2%
Ameristar Casinos, Inc. Senior Notes 7.50% due 04/15/21*	30,000	29,025
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/17*(13)	42,223	38,317

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Casino Hotels (continued)
Harrah's Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	$170,000	$171,487
MGM Mirage, Inc. Company Guar. Notes 6.63% due 07/15/15	15,000	12,713
MGM Mirage, Inc. Senior Sec. Notes 9.00% due 03/15/20	10,000	10,388
MGM Mirage, Inc. Senior Sec. Notes 10.38% due 05/15/14	5,000	5,456
MGM Resorts International Company Guar. Notes 6.88% due 04/01/16	10,000	8,500
MTR Gaming Group, Inc. Sec. Notes 11.50% due 08/01/19*	75,000	60,188
Sugarhouse HSP Gaming Prop Mezz LP/ Sugarhouse HSP Gaming Finance Corp. Sec. Notes 8.63% due 04/15/16*(3)	10,000	10,050
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/20	20,000	21,000
		367,124
Casino Services — 0.0%
American Casino & Entertainment Properties LLC Senior Sec. Notes 11.00% due 06/15/14	38,000	36,765
Cellular Telecom — 0.2%
Cricket Communications, Inc. Company Guar. Notes 7.75% due 10/15/20	65,000	56,550
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	5,000	4,963
Crown Castle Towers LLC Senior Sec. Notes 4.88% due 08/15/40*	45,000	46,835
MetroPCS Wireless, Inc. Company Guar. Notes 7.88% due 09/01/18	60,000	58,200
NII Capital Corp. Company Guar. Notes 7.63% due 04/01/21	10,000	9,925
NII Capital Corp. Company Guar. Notes 10.00% due 08/15/16	50,000	54,750
Sprint Nextel Corp. Senior Bonds 6.00% due 12/01/16	15,000	12,900
Sprint Nextel Corp. Senior Notes 8.38% due 08/15/17	80,000	74,400
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/19	35,000	34,300
		352,823

Security Description	Principal Amount(12)	Value (Note 3)
Chemicals-Diversified — 0.2%
Celanese US Holdings LLC Company Guar. Notes 5.88% due 06/15/21	$25,000	$24,625
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/18	15,000	15,506
Dow Chemical Co. Senior Notes 8.55% due 05/15/19	75,000	96,072
Lyondell Chemical Co. Senior Sec. Notes 8.00% due 11/01/17*	100,000	107,750
Momentive Performance Materials, Inc. Sec. Notes 9.00% due 01/15/21	55,000	37,675
Solutia, Inc. Company Guar. Notes 7.88% due 03/15/20	30,000	31,575
Solutia, Inc. Company Guar. Notes 8.75% due 11/01/17	30,000	31,950
TPC Group LLC Senior Sec. Notes 8.25% due 10/01/17*(3)	35,000	34,300
		379,453
Chemicals-Plastics — 0.0%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	25,000	20,625
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Sec. Notes 9.00% due 11/15/20	15,000	10,988
Nexeo Solutions LLC / Nexeo Solutions Finance Corp. Company Guar. Notes 8.38% due 03/01/18*(3)	20,000	19,750
		51,363
Chemicals-Specialty — 0.1%
Ferro Corp. Senior Notes 7.88% due 08/15/18	55,000	55,000
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/20	35,000	34,037
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/21	15,000	14,363
		103,400
Coal — 0.2%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/19	25,000	23,375
Alpha Natural Resources, Inc. Company Guar. Notes 6.25% due 06/01/21	20,000	18,650

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Coal (continued)
Arch Coal, Inc. Company Guar. Notes 7.00% due 06/15/19*	$30,000	$28,500
Arch Coal, Inc. Company Guar. Notes 7.25% due 10/01/20	35,000	33,600
Arch Western Finance LLC Company Guar. Notes 6.75% due 07/01/13	3,000	2,992
Consol Energy, Inc. Company Guar. Notes 6.38% due 03/01/21*	5,000	4,825
Consol Energy, Inc. Company Guar. Notes 8.00% due 04/01/17	40,000	41,800
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20	70,000	73,675
James River Escrow, Inc. Company Guar. Notes 7.88% due 04/01/19*	10,000	8,400
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/20	25,000	26,281
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/16	65,000	71,419
		333,517
Commercial Services — 0.1%
ARAMARK Holdings Corp. Senior Notes 8.63% due 05/01/16*(13)	15,000	14,775
Brickman Group Holdings, Inc. Senior Notes 9.13% due 11/01/18*(3)	10,000	8,700
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	35,000	28,875
Ceridian Corp. Company Guar. Notes 12.25% due 11/15/15(13)	50,000	40,250
Iron Mountain, Inc. Company Guar. Notes 7.75% due 10/01/19	10,000	9,925
Iron Mountain, Inc. Company Guar. Notes 8.00% due 06/15/20	20,000	20,100
PHH Corp. Senior Notes 9.25% due 03/01/16	20,000	20,550
		143,175
Commercial Services-Finance — 0.1%
ACE Cash Express, Inc. Senior Sec. Notes 11.00% due 02/01/19*(3)	25,000	22,187
Interactive Data Corp. Company Guar. Notes 10.25% due 08/01/18	65,000	69,875

Security Description	Principal Amount(12)	Value (Note 3)
Commercial Services-Finance (continued)
Lender Processing Services, Inc. Company Guar. Notes 8.13% due 07/01/16	$73,000	$68,620
		160,682
Computer Graphics — 0.0%
Eagle Parent, Inc. Senior Notes 8.63% due 05/01/19*	35,000	31,675
Computer Services — 0.1%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*(3)	30,000	30,150
Computer Sciences Corp. Senior Notes 6.50% due 03/15/18	19,000	20,523
SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/20	35,000	32,550
SunGard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/15	24,000	24,240
		107,463
Computers — 0.0%
Dell, Inc. Senior Notes 5.88% due 06/15/19	5,000	5,694
Computers-Integrated Systems — 0.0%
Brocade Communications Systems, Inc. Senior Sec. Notes 6.63% due 01/15/18	5,000	5,088
Brocade Communications Systems, Inc. Senior Sec. Notes 6.88% due 01/15/20	10,000	10,212
		15,300
Consumer Products-Misc. — 0.2%
Central Garden and Pet Co. Company Guar. Notes 8.25% due 03/01/18	25,000	23,875
Fortune Brands, Inc. Senior Notes 3.00% due 06/01/12	50,000	50,288
Jarden Corp. Company Guar. Notes 7.50% due 05/01/17	95,000	96,900
Prestige Brands, Inc. Company Guar. Notes 8.25% due 04/01/18	40,000	40,800
Scotts Miracle-Gro Co. Senior Notes 6.63% due 12/15/20*	30,000	29,400
Spectrum Brands Holdings, Inc. Senior Sec. Notes 9.50% due 06/15/18(3)	20,000	21,300
Spectrum Brands Holdings, Inc. Company Guar. Notes 12.00% due 08/28/19(13)	18,781	20,331

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Consumer Products-Misc. (continued)
Yankee Acquisition Corp. Company Guar. Notes 8.50% due 02/15/15	$60,000	$57,600
YCC Holdings LLC/Yankee Finance, Inc. Senior Notes 10.25% due 02/15/16(13)	20,000	17,000
		357,494
Containers-Metal/Glass — 0.0%
Crown Americas LLC/Crown Americas Capital Corp. III Senior Notes 6.25% due 02/01/21*	15,000	15,000
Containers-Paper/Plastic — 0.1%
Berry Plastics Corp. FRS Sec. Notes 4.22% due 09/15/14	20,000	16,800
Berry Plastics Corp. Sec. Notes 9.50% due 05/15/18	20,000	17,000
Berry Plastics Corp. Sec. Notes 9.75% due 01/15/21	25,000	21,250
Graham Packaging Co. LP/GPC Capital Corp. I Company Guar. Notes 8.25% due 01/01/17	15,000	15,094
Pregis Corp. VRS Company Guar. Notes 12.38% due 10/15/13	20,000	18,200
Sealed Air Corp. Senior Notes 5.63% due 07/15/13*	14,000	14,628
Sealed Air Corp. Senior Notes 7.88% due 06/15/17	15,000	15,779
Sealed Air Corp. Senior Notes 8.38% due 09/15/21*	10,000	10,100
		128,851
Cosmetics & Toiletries — 0.1%
Elizabeth Arden, Inc. Senior Notes 7.38% due 03/15/21	30,000	30,000
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	70,000	73,325
		103,325
Data Processing/Management — 0.2%
Fidelity National Information Services, Inc. Company Guar. Notes 7.63% due 07/15/17	20,000	20,800
Fidelity National Information Services, Inc. Company Guar. Notes 7.88% due 07/15/20	10,000	10,400
First Data Corp. Senior Sec. Notes 7.38% due 06/15/19*	15,000	13,313

Security Description	Principal Amount(12)	Value (Note 3)
Data Processing/Management (continued)
First Data Corp. Sec. Notes 8.25% due 01/15/21*(3)	$25,000	$19,750
First Data Corp. Company Guar. Notes 10.55% due 09/24/15(18)	204,851	170,538
First Data Corp. Company Guar. Notes 12.63% due 01/15/21*(3)	50,000	37,000
		271,801
Dialysis Centers — 0.0%
DaVita, Inc. Company Guar. Notes 6.38% due 11/01/18	25,000	24,000
DaVita, Inc. Company Guar. Notes 6.63% due 11/01/20	10,000	9,600
		33,600
Direct Marketing — 0.1%
Affinion Group Holdings, Inc. Senior Notes 11.63% due 11/15/15	30,000	23,100
Affinion Group, Inc. Company Guar. Notes 7.88% due 12/15/18	40,000	30,800
Affinion Group, Inc. Company Guar. Notes 11.50% due 10/15/15	45,000	35,100
		89,000
Diversified Banking Institutions — 0.4%
Ally Financial, Inc. Company Guar. Notes 6.25% due 12/01/17	25,000	21,778
Ally Financial, Inc. Company Guar. Notes 7.50% due 09/15/20	20,000	18,100
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/20	20,000	18,512
Ally Financial, Inc. Company Guar. Notes 8.30% due 02/12/15	20,000	19,775
Bank of America Corp. FRS Bank Guar. Notes 1.35% due 12/18/28	45,000	28,771
BankAmerica Capital III FRS Ltd. Guar. Notes 0.82% due 01/15/27	35,000	21,703
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	30,000	29,423
Citigroup, Inc. Sub. Notes 5.63% due 08/27/12	35,000	35,639
Citigroup, Inc. Sub. Notes 6.63% due 06/15/32	54,000	52,196

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Deutsche Bank Capital Funding Trust VII FRS Jr. Sub. Notes 5.63% due 01/19/16*(14)	$70,000	$46,900
GMAC LLC FRS Company Guar. Notes 2.53% due 12/01/14	21,000	18,029
GMAC LLC Sub. Notes 8.00% due 12/31/18(3)	20,000	18,200
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	25,000	25,907
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	25,000	22,869
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/19	45,000	50,216
JP Morgan Chase Capital XVIII Ltd. Guar. Bonds 6.95% due 08/01/66	37,000	36,909
JP Morgan Chase & Co. Senior Notes 6.30% due 04/23/19	25,000	28,283
JP Morgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.29% due 05/15/77	138,000	92,664
		585,874
Diversified Financial Services — 0.1%
Community Choice Financial, Inc. Senior Sec. Notes 10.75% due 05/01/19*	30,000	29,100
General Electric Capital Corp. FRS Senior Notes 0.48% due 05/11/16	45,000	41,513
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	35,000	39,955
		110,568
Diversified Manufacturing Operations — 0.1%
GE Capital Trust I FRS Sub. Notes 6.38% due 11/15/67	90,000	86,737
Parker Hannifin Corp. Senior Notes 6.25% due 05/15/38	15,000	18,857
		105,594
Diversified Operations — 0.0%
Leucadia National Corp. Senior Notes 7.13% due 03/15/17	40,000	40,800
E-Commerce/Services — 0.1%
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/20	35,000	35,169

Security Description	Principal Amount(12)	Value (Note 3)
E-Commerce/Services (continued)
Expedia, Inc. Company Guar. Notes 7.46% due 08/15/18	$5,000	$5,544
Expedia, Inc. Company Guar. Notes 8.50% due 07/01/16	50,000	54,892
		95,605
Electric-Distribution — 0.0%
Aquila, Inc. Senior Notes 11.88% due 07/01/12	45,000	48,396
Electric-Generation — 0.1%
AES Corp. Senior Notes 7.38% due 07/01/21*	20,000	18,900
AES Corp. Senior Notes 8.00% due 10/15/17	110,000	110,550
Bruce Mansfield Unit 1 Pass Through Certs. Series 2001-2 6.85% due 06/01/34	19,394	20,752
Edison Mission Energy Senior Notes 7.20% due 05/15/19	40,000	22,800
Edison Mission Energy Senior Notes 7.50% due 06/15/13	10,000	9,300
Edison Mission Energy Senior Notes 7.75% due 06/15/16	15,000	10,050
		192,352
Electric-Integrated — 0.5%
AEP Texas North Co. Senior Notes 5.50% due 03/01/13	10,000	10,539
Appalachian Power Co. Senior Notes 5.80% due 10/01/35	20,000	22,676
CMS Energy Corp. FRS Senior Notes 1.12% due 01/15/13	25,000	24,500
Commonwealth Edison Co. 1st Mtg. Bonds 5.88% due 02/01/33	25,000	29,679
Dominion Resources, Inc. FRS Jr. Sub Notes 2.67% due 09/30/66	105,000	93,450
Dominion Resources, Inc. Senior Notes 6.00% due 11/30/17	25,000	29,572
Energy East Corp. Notes 6.75% due 07/15/36	10,000	10,757
Energy Future Holdings Corp. Senior Sec. Notes 9.75% due 10/15/19	19,000	18,240

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Energy Future Holdings Corp. VRS Senior Sec. Notes 10.00% due 01/15/20	$15,000	$14,550
Energy Future Intermediate Holding Co. LLC Senior Sec. Notes 9.75% due 10/15/19	36,000	34,560
Energy Future Intermediate Holding Co. LLC Senior Sec. Notes 10.00% due 12/01/20	16,000	15,600
FirstEnergy Corp. Senior Notes 6.45% due 11/15/11	2,000	2,011
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/16*	35,000	35,963
Kansas Gas & Electric Co. Senior Sec. Notes 5.65% due 03/29/21	11,640	12,116
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/36	25,000	29,944
MidAmerican Energy Holdings Co. Senior Notes 6.50% due 09/15/37	5,000	6,253
MidAmerican Funding LLC Senior Sec. Notes 6.93% due 03/01/29	10,000	12,654
Nevada Power Co. General Refunding Mtg. Notes 6.50% due 08/01/18	10,000	12,057
NiSource Finance Corp. Company Guar. Notes 10.75% due 03/15/16	20,000	25,931
NV Energy, Inc. Senior Notes 6.25% due 11/15/20	20,000	20,877
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/37	20,000	23,242
Pacific Gas & Electric Co. Senior Notes 6.35% due 02/15/38	10,000	12,478
PacifiCorp 1st Mtg. Bonds 6.25% due 10/15/37	15,000	19,414
Potomac Edison Co. 1st Mtg. Bonds 5.80% due 10/15/16*	20,000	22,899
PPL Energy Supply LLC Senior Notes 5.70% due 10/15/35	10,000	10,840
Puget Sound Energy, Inc. FRS Jr. Sub. Bonds 6.97% due 06/01/67	40,000	39,800
Sierra Pacific Resources Senior Notes 6.75% due 08/15/17	22,000	22,236
TECO Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	5,000	5,790

Security Description	Principal Amount(12)	Value (Note 3)
Electric-Integrated (continued)
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes 11.25% due 11/01/16(13)	$64,811	$27,221
Texas Competitive Electric Holdings Co. LLC/ TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/20*	25,000	20,000
Texas Competitive Electric Holdings Co., LLC / TCEH Finance, Inc. Senior Sec. Notes 15.00% due 04/01/21*	25,000	15,250
Texas-New Mexico Power Co. 1st Mtg. Bonds 9.50% due 04/01/19*	60,000	78,777
Union Electric Co. Senior Sec. Notes 6.70% due 02/01/19	20,000	24,568
Wisconsin Energy Corp. FRS Jr. Sub. Notes 6.25% due 05/15/67	50,000	49,938
		834,382
Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 5.88% due 09/30/16*(3)	20,000	22,647
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	15,000	17,125
		39,772
Electronic Components-Semiconductors — 0.1%
Advanced Micro Devices, Inc. Senior Notes 7.75% due 08/01/20	30,000	29,400
Advanced Micro Devices, Inc. Senior Notes 8.13% due 12/15/17	5,000	5,000
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	40,000	41,100
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/18*	9,000	9,360
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/20	15,000	15,000
		99,860
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp. Company Guar. Notes 6.88% due 12/15/20	30,000	30,300
Filtration/Separation Products — 0.0%
Polypore International, Inc. Company Guar. Notes 7.50% due 11/15/17	20,000	20,100
Finance-Auto Loans — 0.0%
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/18*	20,000	19,600

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Consumer Loans — 0.1%
HSBC Finance Capital Trust IX FRS Ltd. Guar. Bonds 5.91% due 11/30/35	$100,000	$83,000
SLM Corp. Senior Notes 8.00% due 03/25/20	30,000	29,616
SLM Corp. Senior Notes 8.45% due 06/15/18	15,000	15,602
		128,218
Finance-Credit Card — 0.1%
American Express Co. Senior Notes 8.13% due 05/20/19	85,000	107,280
Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/01/66	15,000	14,662
		121,942
Finance-Investment Banker/Broker — 0.2%
Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17	60,000	68,124
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/18	40,000	47,152
E*Trade Financial Corp. Senior Notes 6.75% due 06/01/16	20,000	19,950
E*Trade Financial Corp. Senior Notes 12.50% due 11/30/17(13)	20,000	22,550
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	65,000	63,020
Merrill Lynch & Co., Inc Notes 6.88% due 04/25/18	60,000	60,022
TD Ameritrade Holding Corp. Company Guar. Notes 5.60% due 12/01/19	30,000	32,383
		313,201
Finance-Mortgage Loan/Banker — 0.0%
Residential Capital LLC Sec. Notes 9.63% due 05/15/15	40,000	31,000
Finance-Other Services — 0.1%
Beaver Valley Funding Corp. Senior Sec. Notes 9.00% due 06/01/17	21,000	22,537
ERAC USA Finance LLC Senior Notes 4.50% due 08/16/21*(3)	45,000	45,398
Icahn Enterprises LP / Icahn Enterprises Finance Corp. Company Guar. Notes 7.75% due 01/15/16	20,000	19,975

Security Description	Principal Amount(12)	Value (Note 3)
Finance-Other Services (continued)
Icahn Enterprises LP / Icahn Enterprises Finance Corp. Company Guar. Notes 8.00% due 01/15/18	$75,000	$74,719
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Company Guar. Notes 9.25% due 04/01/15	20,000	19,850
		182,479
Food-Canned — 0.0%
Blue Merger Sub, Inc. Company Guar. Notes 7.63% due 02/15/19*(3)	10,000	8,450
Food-Dairy Products — 0.0%
Dean Foods Co. Company Guar. Notes 7.00% due 06/01/16	40,000	37,700
Dean Foods Co. Company Guar. Notes 9.75% due 12/15/18	10,000	10,125
		47,825
Food-Meat Products — 0.2%
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 7.25% due 06/01/21*	85,000	70,125
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 11.63% due 05/01/14	40,000	42,800
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14	65,000	73,775
Tyson Foods, Inc. Senior Notes 8.25% due 10/01/11	20,000	20,000
Tyson Foods, Inc. Company Guar. Notes 10.50% due 03/01/14	35,000	40,425
		247,125
Food-Misc. — 0.1%
Campbell Soup Co. Senior Debentures 8.88% due 05/01/21	15,000	21,772
Dole Food Co., Inc. Senior Sec. Notes 8.00% due 10/01/16*	20,000	20,450
Dole Food Co., Inc. Senior Sec. Notes 13.88% due 03/15/14	19,000	21,708
General Mills, Inc. Senior Notes 5.65% due 02/15/19	5,000	5,921
HJ Heinz Finance Co. Company Guar. Notes 7.13% due 08/01/39*	5,000	6,970
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	93,000	113,685

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Misc. (continued)
Michael Foods, Inc. Company Guar. Notes 9.75% due 07/15/18	$20,000	$20,650
Reddy Ice Corp. Senior Sec. Notes 11.25% due 03/15/15	35,000	31,937
		243,093
Food-Retail — 0.0%
The Kroger Co. Company Guar. Notes 6.15% due 01/15/20	15,000	18,004
The Kroger Co. Company Guar. Notes 6.75% due 04/15/12	10,000	10,309
		28,313
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 6.75% due 04/01/16	85,000	87,125
Service Corp. International Senior Notes 7.00% due 05/15/19	15,000	15,150
Stewart Enterprises, Inc. Company Guar. Notes 6.50% due 04/15/19	25,000	24,187
		126,462
Gambling (Non-Hotel) — 0.1%
Isle of Capri Casinos, Inc. Company Guar. Notes 7.00% due 03/01/14	40,000	36,350
Isle of Capri Casinos, Inc. Company Guar. Notes 7.75% due 03/15/19	25,000	22,812
Mashantucket Western Pequot Tribe Bonds 8.50% due 11/15/15†*(5)	50,000	2,688
Pinnacle Entertainment, Inc. Company Guar. Notes 7.50% due 06/15/15	35,000	33,687
Pinnacle Entertainment, Inc. Company Guar. Notes 8.63% due 08/01/17	10,000	10,075
		105,612
Gas-Distribution — 0.0%
Atmos Energy Corp. Senior Notes 6.35% due 06/15/17	20,000	23,831
Atmos Energy Corp. Senior Notes 8.50% due 03/15/19	10,000	13,503
Consolidated Natural Gas Co. Senior Notes 5.00% due 12/01/14	15,000	16,481
		53,815

Security Description	Principal Amount(12)	Value (Note 3)
Gas-Transportation — 0.1%
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	$100,000	$92,500
Home Furnishings — 0.0%
Sealy Mattress Co. Company Guar. Notes 8.25% due 06/15/14	20,000	18,850
Sealy Mattress Co. Senior Sec. Notes 10.88% due 04/15/16*	35,000	36,925
		55,775
Hotel/Motels — 0.0%
Choice Hotels International, Inc. Company Guar. Notes 5.70% due 08/28/20	25,000	27,124
Housewares — 0.0%
Libbey Glass, Inc. Senior Sec. Notes 10.00% due 02/15/15	18,000	18,855
Human Resources — 0.0%
CDRT Merger Sub, Inc. Company Guar. Notes 8.13% due 06/01/19*	25,000	23,125
Independent Power Producers — 0.2%
Calpine Corp. Senior Sec. Notes 7.25% due 10/15/17*	80,000	77,200
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	30,000	28,950
Dynegy Holdings, Inc. Senior Bonds 7.75% due 06/01/19(21)	105,000	63,525
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/18	10,000	9,400
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/20	55,000	51,425
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	20,000	20,625
NRG Energy, Inc. Company Guar. Notes 7.88% due 05/15/21*	85,000	77,775
		328,900
Insurance Brokers — 0.0%
HUB International Holdings, Inc. Senior Notes 9.00% due 12/15/14*	5,000	4,800
HUB International Holdings, Inc. Senior Sub. Notes 10.25% due 06/15/15*	25,000	23,125
USI Holdings Corp. FRS Company Guar. Notes 4.16% due 11/15/14*(3)	5,000	4,350

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance Brokers (continued)
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	$5,000	$5,460
		37,735
Insurance-Life/Health — 0.2%
Aflac, Inc. Senior Notes 6.45% due 08/15/40	20,000	19,868
Aflac, Inc. Senior Notes 6.90% due 12/17/39	30,000	30,791
CNO Financial Group, Inc. Senior Sec. Notes 9.00% due 01/15/18*	25,000	25,875
Nationwide Financial Services, Inc. Senior Notes 5.63% due 02/13/15	10,000	10,628
OneAmerica Financial Partners, Inc. Bonds 7.00% due 10/15/33*(3)	20,000	20,827
Prudential Financial, Inc. Senior Notes 5.10% due 09/20/14	45,000	47,449
Prudential Financial, Inc. Senior Notes 6.20% due 01/15/15	15,000	16,464
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/19	15,000	17,577
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/39*	45,000	55,145
		244,624
Insurance-Multi-line — 0.2%
Assurant, Inc. Senior Notes 6.75% due 02/15/34	30,000	32,130
CNA Financial Corp. Senior Notes 5.75% due 08/15/21	10,000	10,091
CNA Financial Corp. Notes 6.50% due 08/15/16	25,000	26,857
Genworth Financial, Inc. Senior Notes 7.63% due 09/24/21	65,000	56,019
Hartford Financial Services Group, Inc. Senior Bonds 6.63% due 03/30/40	25,000	23,412
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/68	50,000	47,000
Loews Corp. Senior Notes 5.25% due 03/15/16	15,000	16,311
MetLife, Inc. Junior. Sub. Notes 6.40% due 12/15/66	45,000	39,887

Security Description	Principal Amount(12)	Value (Note 3)
Insurance-Multi-line (continued)
MetLife, Inc. Senior Notes 6.75% due 06/01/16	$55,000	$63,257
Nationwide Mutual Insurance Co. Sub. Notes 8.25% due 12/01/31*(3)	15,000	16,322
		331,286
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Senior Notes 6.50% due 03/15/35*(3)	35,000	33,776
Liberty Mutual Group, Inc. FRS Company Guar. Notes 7.00% due 03/07/67*(3)	10,000	8,450
Liberty Mutual Group, Inc. FRS Company Guar. Notes 10.75% due 06/15/88*(3)	20,000	23,800
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/39*	45,000	67,759
		133,785
Insurance-Property/Casualty — 0.1%
OneBeacon US Holdings, Inc. Company Guar. Notes 5.88% due 05/15/13	13,000	13,324
The Progressive Corp. FRS Jr. Sub. Notes 6.70% due 06/15/67	120,000	119,100
		132,424
Investment Management/Advisor Services — 0.0%
Nuveen Investments, Inc. Company Guar. Notes 10.50% due 11/15/15	40,000	36,900
Machine Tools & Related Products — 0.0%
Thermadyne Holdings Corp. Senior Sec. Notes 9.00% due 12/15/17	40,000	39,200
Machinery-Construction & Mining — 0.0%
Terex Corp. Senior Sub. Notes 8.00% due 11/15/17	50,000	44,250
Machinery-General Industrial — 0.0%
Altra Holdings, Inc. Senior Sec. Notes 8.13% due 12/01/16	45,000	45,900
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc. Company Guar. Notes 4.75% due 01/30/20	8,000	8,550
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	20,000	25,100
		33,650

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Medical Products — 0.0%
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	$40,000	$41,200
Teleflex, Inc. Company Guar. Notes 6.88% due 06/01/19	20,000	19,800
		61,000
Medical-Drugs — 0.0%
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/19*	20,000	20,075
Giant Funding Corp. Sec. Notes 8.25% due 02/01/18*	25,000	25,000
Valeant Pharmaceuticals International Company Guar. Notes 6.75% due 10/01/17*	5,000	4,606
Valeant Pharmaceuticals International Company Guar. Notes 6.88% due 12/01/18*	15,000	13,575
Valeant Pharmaceuticals International Company Guar. Notes 7.00% due 10/01/20*	5,000	4,425
		67,681
Medical-HMO — 0.1%
Aetna, Inc. Senior Notes 6.00% due 06/15/16	10,000	11,528
Aetna, Inc. Senior Notes 6.50% due 09/15/18	15,000	18,000
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/21	25,000	26,994
Multiplan, Inc. Company Guar. Notes 9.88% due 09/01/18*(3)	30,000	29,700
UnitedHealth Group, Inc. Senior Notes 5.80% due 03/15/36	5,000	5,794
UnitedHealth Group, Inc. Senior Notes 6.50% due 06/15/37	25,000	31,235
WellPoint, Inc. Senior Notes 7.00% due 02/15/19	35,000	43,199
		166,450
Medical-Hospitals — 0.3%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17*	35,000	33,250
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	65,000	63,862
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/20	95,000	92,862

Security Description	Principal Amount(12)	Value (Note 3)
Medical-Hospitals (continued)
HCA, Inc. Company Guar. Notes 7.50% due 02/15/22	$25,000	$23,063
Health Management Associates, Inc. Senior Sec. Notes 6.13% due 04/15/16	45,000	44,212
IASIS Healthcare LLC/IASIS Capital Corp. Senior Notes 8.38% due 05/15/19*	55,000	44,550
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	8,000	6,930
Tenet Healthcare Corp Senior Sec. Notes 8.88% due 07/01/19	15,000	15,863
Tenet Healthcare Corp. Senior Sec. Notes 9.00% due 05/01/15	90,000	94,950
Tenet Healthcare Corp. Senior Sec. Notes 10.00% due 05/01/18	8,000	8,660
United Surgical Partners Company Guar. Notes 8.88% due 05/01/17	15,000	15,000
Vanguard Health Systems, Inc. Senior Notes zero coupon due 02/01/16	2,000	1,300
		444,502
Medical-Nursing Homes — 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. Company Guar. Notes 7.75% due 02/15/19	25,000	23,563
Medical-Outpatient/Home Medical — 0.0%
Surgical Care Affiliates, Inc. Senior Notes 8.88% due 07/15/15*(3)(13)	16,477	15,818
Surgical Care Affiliates, Inc. Senior Sub. Notes 10.00% due 07/15/17*(3)	15,000	14,250
		30,068
Metal Processors & Fabrication — 0.0%
Dynacast International LLC/Dynacast Finance, Inc. Sec. Notes 9.25% due 07/15/19*	10,000	9,050
Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	69,000	74,003
Multimedia — 0.1%
NBCUniversal Media LLC Senior Notes 5.15% due 04/30/20	20,000	21,932
NBCUniversal Media LLC Senior Notes 6.40% due 04/30/40	20,000	23,317

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Multimedia (continued)
News America Holdings, Inc. Company Guar. Notes 7.75% due 01/20/24	$20,000	$24,840
News America Holdings, Inc. Company Guar. Debentures 7.75% due 12/01/45	10,000	12,155
Time Warner Cos., Inc. Company Guar. Notes 9.15% due 02/01/23	10,000	13,713
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/23	25,000	32,011
Time Warner, Inc. Company Guar. Notes 4.70% due 01/15/21	10,000	10,452
Time Warner, Inc. Company Guar. Notes 7.70% due 05/01/32	45,000	57,102
		195,522
Non-Hazardous Waste Disposal — 0.0%
Allied Waste North America, Inc. Company Guar. Notes 6.88% due 06/01/17	30,000	32,062
Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/18	5,000	5,199
Republic Services, Inc. Company Guar. Notes 5.50% due 09/15/19	15,000	17,123
Republic Services, Inc. Company Guar. Notes 5.70% due 05/15/41	5,000	5,664
		60,048
Office Automation & Equipment — 0.0%
Xerox Corp. Senior Notes 4.50% due 05/15/21	20,000	20,002
Office Supplies & Forms — 0.0%
ACCO Brands Corp. Senior Sec. Notes 10.63% due 03/15/15	25,000	26,875
Oil & Gas Drilling — 0.1%
Hercules Offshore, Inc. Senior Sec. Notes 10.50% due 10/15/17*	20,000	18,900
Laredo Petroleum, Inc. Senior Notes 9.50% due 02/15/19*	20,000	21,000
Pride International, Inc. Company Guar. Notes 7.88% due 08/15/40	45,000	57,622
Unit Corp. Company Guar. Notes 6.63% due 05/15/21	10,000	9,961
		107,483

Security Description	Principal Amount(12)	Value (Note 3)
Oil Companies-Exploration & Production — 0.5%
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	$15,000	$16,407
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/17	5,000	5,609
ATP Oil & Gas Corp. Senior Sec. Notes 11.88% due 05/01/15	15,000	10,200
Brigham Exploration Co. Company Guar. Notes 6.88% due 06/01/19	5,000	4,875
Brigham Exploration Co. Company Guar. Notes 8.75% due 10/01/18	25,000	26,750
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18	50,000	49,000
Chaparral Energy, Inc. Company Guar. Notes 8.88% due 02/01/17	60,000	58,200
Chaparral Energy, Inc. Company Guar. Notes 9.88% due 10/01/20	25,000	25,000
Chesapeake Energy Corp. Company Guar. Notes 7.63% due 07/15/13	20,000	20,950
Concho Resources, Inc. Company Guar. Notes 6.50% due 01/15/22	30,000	29,550
Denbury Resources, Inc. Company Guar. Notes 6.38% due 08/15/21	15,000	14,550
Denbury Resources, Inc. Company Guar. Notes 8.25% due 02/15/20	45,000	47,250
EOG Resources, Inc. Senior Notes 5.63% due 06/01/19	15,000	17,756
EXCO Resources, Inc. Company Guar. Notes 7.50% due 09/15/18	80,000	71,600
Goodrich Petroleum Corp. Company Guar. Notes 8.88% due 03/15/19*	35,000	33,775
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/31	15,000	18,446
Milagro Oil & Gas Sec. Notes 10.50% due 05/15/16*(3)	30,000	24,000
Newfield Exploration Co. Senior Notes 5.75% due 01/30/22	15,000	14,831
Newfield Exploration Co. Senior Sub. Notes 6.63% due 09/01/14	69,000	69,345

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Petroleum Development Corp. Senior Notes 12.00% due 02/15/18	$45,000	$48,150
Plains Exploration & Production Co. Company Guar. Notes 7.00% due 03/15/17	85,000	85,000
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	10,000	8,800
Quicksilver Resources, Inc. Company Guar. Notes 11.75% due 01/01/16	45,000	48,600
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/20	15,000	15,975
Rosetta Resources, Inc. Company Guar. Notes 9.50% due 04/15/18	40,000	40,800
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/21*	5,000	4,600
SandRidge Energy, Inc. Company Guar. Notes 8.00% due 06/01/18*	15,000	14,100
SM Energy Co. Senior Notes 6.63% due 02/15/19*	15,000	14,925
Whiting Petroleum Corp. Company Guar. Notes 7.00% due 02/01/14	50,000	53,250
		892,294
Oil Field Machinery & Equipment — 0.1%
Complete Production Services, Inc. Company Guar. Notes 8.00% due 12/15/16	50,000	50,000
Thermon Industries, Inc. Sec. Notes 9.50% due 05/01/17	27,000	28,080
		78,080
Oil Refining & Marketing — 0.0%
Motiva Enterprises LLC Senior Notes 5.20% due 09/15/12*(3)	5,000	5,147
Motiva Enterprises LLC Senior Notes 6.85% due 01/15/40*(3)	20,000	25,279
		30,426
Oil-Field Services — 0.1%
Frac Tech Services LLC/Frac Tech Finance, Inc. Company Guar. Notes 7.38% due 11/15/18*	35,000	35,525
Helix Energy Solutions Group, Inc. Company Guar. Notes 9.50% due 01/15/16*	85,000	86,275

Security Description	Principal Amount(12)	Value (Note 3)
Oil-Field Services (continued)
Key Energy Services, Inc. Company Guar. Notes 6.75% due 03/01/21	$25,000	$24,062
Weatherford International, Inc. Company Guar. Notes 6.35% due 06/15/17	5,000	5,648
Weatherford International, Inc. Company Guar. Notes 6.80% due 06/15/37	5,000	5,403
		156,913
Paper & Related Products — 0.1%
Exopack Holding Corp. Company Guar. Notes 10.00% due 06/01/18*	20,000	18,700
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	45,000	45,779
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/29	10,000	11,564
International Paper Co. Senior Notes 7.95% due 06/15/18	11,000	12,705
International Paper Co. Senior Notes 8.70% due 06/15/38	5,000	6,309
International Paper Co. Senior Notes 9.38% due 05/15/19	56,000	68,451
NewPage Corp. Senior Sec. Notes 11.38% due 12/31/14†(5)(20)	30,000	22,275
Temple-Inland, Inc. Senior Notes 6.63% due 01/15/18	25,000	27,680
Verso Paper Holdings LLC/Verso Paper, Inc. Sec. Notes 8.75% due 02/01/19	20,000	13,800
		227,263
Pipelines — 0.3%
Chesapeake Midstream Partners LP/CHKM Finance Corp. Company Guar. Notes 5.88% due 04/15/21*	22,000	20,900
Crosstex Energy LP/Crosstex Energy Finance Corp. Company Guar. Notes 8.88% due 02/15/18	45,000	46,125
DCP Midstream LLC Senior Notes 5.35% due 03/15/20*	20,000	21,071
Duke Capital Corp. Senior Notes 8.00% due 10/01/19	15,000	18,848
El Paso Corp. Senior Notes 7.00% due 06/15/17	85,000	95,214
El Paso Corp. Senior Notes 7.75% due 01/15/32	35,000	40,539

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
El Paso Natural Gas Co. Senior Notes 8.38% due 06/15/32	$30,000	$39,454
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20	10,000	11,008
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	35,000	35,963
Energy Transfer Partners LP Senior Notes 4.65% due 06/01/21	15,000	14,239
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/41	50,000	46,741
Enterprise Products Operating LLC Company Guar. Notes 3.20% due 02/01/16	40,000	40,862
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/41	25,000	26,817
Spectra Energy Capital LLC Company Guar. Notes 5.65% due 03/01/20	5,000	5,569
Spectra Energy Capital LLC Company Guar. Notes 6.20% due 04/15/18	10,000	11,297
Spectra Energy Partners LP Senior Notes 4.60% due 06/15/21	15,000	15,343
Williams Cos., Inc. Senior Bonds 7.75% due 06/15/31	22,000	26,411
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	15,000	17,783
		534,184
Printing-Commercial — 0.0%
Cenveo Corp. Senior Sec. Notes 8.88% due 02/01/18	30,000	23,625
Cenveo Corp. Company Guar. Notes 10.50% due 08/15/16*	10,000	8,000
		31,625
Private Corrections — 0.1%
Corrections Corp. of America Company Guar. Notes 7.75% due 06/01/17	91,000	96,119
Private Equity — 0.0%
CKE Holdings, Inc. Senior Notes 10.50% due 03/14/16*(13)	15,848	13,867
Property Trust — 0.1%
WEA Finance LLC Company Guar. Notes 6.75% due 09/02/19*(3)	60,000	66,670

Security Description	Principal Amount(12)	Value (Note 3)
Property Trust (continued)
WEA Finance LLC Company Guar. Notes 7.13% due 04/15/18*	$20,000	$22,846
		89,516
Publishing-Books — 0.0%
TL Acquisitions, Inc. Company Guar. Notes 10.50% due 01/15/15*	35,000	22,400
Publishing-Newspapers — 0.0%
McClatchy Co. Senior Sec. Notes 11.50% due 02/15/17	15,000	13,013
Publishing-Periodicals — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 7.75% due 10/15/18	25,000	25,500
Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 8.00% due 06/01/19	40,000	41,800
Racetracks — 0.1%
Penn National Gaming, Inc. Senior Sub. Notes 8.75% due 08/15/19	20,000	21,200
Yonkers Racing Corp. Senior Sec. Notes 11.38% due 07/15/16*(3)	64,000	65,280
		86,480
Radio — 0.0%
Cumulus Media, Inc. Company Guar. Notes 7.75% due 05/01/19*	35,000	29,488
Real Estate Investment Trusts — 0.3%
Camden Property Trust Senior Notes 4.88% due 06/15/23	60,000	60,876
Developers Diversified Realty Corp. Senior Notes 7.88% due 09/01/20	35,000	37,077
Duke Realty LP Senior Notes 6.25% due 05/15/13	5,000	5,221
Duke Realty LP Senior Notes 6.50% due 01/15/18	10,000	10,750
Felcor Lodging LP Senior Sec. Notes 6.75% due 06/01/19*	40,000	35,600
Felcor Lodging LP Senior Sec. Notes 10.00% due 10/01/14	47,000	48,880
Highwoods Properties, Inc. Senior Notes 5.85% due 03/15/17	20,000	21,095
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 6.88% due 05/01/21*	10,000	9,500

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Nationwide Health Properties, Inc. Senior Notes 6.25% due 02/01/13	$25,000	$26,310
Omega Healthcare Investors, Inc. Company Guar. Notes 6.75% due 10/15/22	84,000	80,115
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18	10,000	9,300
Simon Property Group LP Senior Notes 6.13% due 05/30/18	20,000	22,487
Simon Property Group LP Senior Notes 10.35% due 04/01/19	11,000	14,714
SL Green Realty Corp./SL Green Operating Partnership Senior Notes 5.00% due 08/15/18	20,000	19,330
Tanger Properties LP Senior Notes 6.13% due 06/01/20	15,000	16,812
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 6.75% due 04/01/17	60,000	62,504
Vornado Realty LP Senior Notes 4.25% due 04/01/15	35,000	36,294
		516,865
Real Estate Management/Services — 0.1%
CB Richard Ellis Services, Inc. Company Guar. Notes 6.63% due 10/15/20	10,000	9,600
CB Richard Ellis Services, Inc. Company Guar. Notes 11.63% due 06/15/17	35,000	39,463
Realogy Corp. Senior Sec. Notes 7.88% due 02/15/19*	10,000	7,550
Realogy Corp. Company Guar. Notes 11.50% due 04/15/17	45,000	29,925
		86,538
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(2)(3)	50,000	5
Rental Auto/Equipment — 0.1%
AE Escrow Corp. Senior Notes 9.75% due 03/15/20*	10,000	9,600
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. Company Guar. Notes 7.75% due 05/15/16	30,000	28,950
Avis Budget Car Rental LLC/ Avis Budget Finance, Inc. Company Guar. Notes 9.63% due 03/15/18	10,000	9,900

Security Description	Principal Amount(12)	Value (Note 3)
Rental Auto/Equipment (continued)
Hertz Corp. Company Guar. Notes 7.50% due 10/15/18	$15,000	$14,325
Hertz Corp. Company Guar. Notes 8.88% due 01/01/14	2,000	2,000
RSC Equipment Rental, Inc./RSC Holdings III LLC Senior Sec. Notes 10.00% due 07/15/17*	20,000	21,150
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/20	15,000	13,763
United Rentals North America, Inc. Company Guar. Notes 9.25% due 12/15/19	15,000	15,562
		115,250
Resorts/Theme Parks — 0.0%
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. Company Guar. Notes 9.13% due 08/01/18	5,000	5,163
Universal City Development Partners, Ltd./UCDP Finance, Inc. Company Guar. Notes 8.88% due 11/15/15	49,000	53,165
		58,328
Retail-Apparel/Shoe — 0.0%
Burlington Coat Factory Warehouse Corp. Company Guar. Notes 10.00% due 02/15/19*	25,000	21,250
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/21	45,000	45,338
		66,588
Retail-Arts & Crafts — 0.0%
Michaels Stores, Inc. Company Guar. Notes 11.38% due 11/01/16	30,000	30,375
Retail-Auto Parts — 0.0%
Advance Auto Parts, Inc. Company Guar. Notes 5.75% due 05/01/20	25,000	27,806
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 6.75% due 04/15/18	25,000	25,813
United Auto Group Company Guar. Notes 7.75% due 12/15/16	50,000	49,500
		75,313
Retail-Drug Store — 0.1%
CVS Caremark Corp. FRS Jr. Sub. Notes 6.30% due 06/01/62	30,000	29,025
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/32*	77,534	91,370

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Drug Store (continued)
Rite Aid Corp. Senior Sec. Notes 7.50% due 03/01/17	$35,000	$33,425
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/20	10,000	10,425
Rite Aid Corp. Company Guar. Notes 9.50% due 06/15/17	10,000	7,900
		172,145
Retail-Fabric Store — 0.0%
Needle Merger Sub Corp. Senior Notes 8.13% due 03/15/19*(3)	25,000	21,750
Retail-Jewelry — 0.0%
Claire's Stores, Inc. Sec. Notes 8.88% due 03/15/19	25,000	18,000
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 7.38% due 10/15/20*	20,000	21,300
Retail-Major Department Stores — 0.0%
Sears Holdings Corp. Sec. Notes 6.63% due 10/15/18	46,000	37,950
Retail-Pet Food & Supplies — 0.0%
Petco Animal Supplies, Inc. Company Guar. Notes 9.25% due 12/01/18*(3)	20,000	20,000
Retail-Propane Distribution — 0.0%
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/21	15,000	12,750
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 9.13% due 10/01/17	20,000	20,200
Inergy LP/Inergy Finance Corp. Company Guar. Notes 6.88% due 08/01/21	35,000	31,850
		64,800
Retail-Regional Department Stores — 0.0%
Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	30,000	32,926
The Bon-Ton Stores, Inc. Company Guar. Notes 10.25% due 03/15/14	50,000	40,000
		72,926
Retail-Restaurants — 0.2%
Burger King Corp. Company Guar. Notes 9.88% due 10/15/18	25,000	25,750
Darden Restaurants, Inc. Senior Notes 6.80% due 10/15/37	45,000	54,398

Security Description	Principal Amount(12)	Value (Note 3)
Retail-Restaurants (continued)
Dave & Buster's, Inc. Company Guar. Notes 11.00% due 06/01/18	$35,000	$34,737
DineEquity, Inc. Company Guar. Notes 9.50% due 10/30/18	35,000	34,738
Landry's Restaurants, Inc. Senior Sec. Notes 11.63% due 12/01/15*(3)	15,000	15,075
McDonald's Corp. Senior Notes 5.70% due 02/01/39	18,000	22,740
McDonald's Corp. Senior Notes 6.30% due 10/15/37	22,000	29,700
Roadhouse Financing, Inc. Sec. Notes 10.75% due 10/15/17(3)	20,000	18,550
Wendy's/Arby's Restaurants LLC Company Guar. Notes 10.00% due 07/15/16	70,000	73,675
		309,363
Retail-Sporting Goods — 0.0%
Academy Ltd./Academy Finance Corp. Company Guar. Notes 9.25% due 08/01/19*(3)	5,000	4,650
Retail-Toy Stores — 0.1%
Toys R Us - Delaware, Inc. Senior Sec. Notes 7.38% due 09/01/16*	10,000	9,550
Toys R Us Property Co. I LLC Company Guar. Notes 10.75% due 07/15/17	75,000	79,313
		88,863
Satellite Telecom — 0.0%
EH Holding Corp. Senior Sec. Notes 6.50% due 06/15/19*	30,000	28,875
Satellite Telecom EH Holding Corp. Senior Notes 7.63% due 06/15/21*	45,000	43,313
		72,188
Semiconductor Components-Integrated Circuits — 0.0%
Jazz Technologies, Inc. Company Guar. Notes 8.00% due 06/30/15	23,000	21,419
Semiconductor Equipment — 0.0%
KLA-Tencor Corp. Senior Notes 6.90% due 05/01/18	50,000	57,132
Special Purpose Entities — 0.1%
Capital One Capital IV FRS Ltd. Guar. Notes 6.75% due 02/05/82	30,000	28,650
Dolphin Subsidiary II, Inc. Senior Notes 6.50% due 10/15/16*	40,000	39,500

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Special Purpose Entities (continued)
Dolphin Subsidiary II, Inc. Senior Notes 7.25% due 10/15/21*	$20,000	$19,400
Power Receivable Finance LLC Senior Sec. Notes 6.29% due 01/01/12*(3)	21,136	21,157
		108,707
Steel Pipe & Tube — 0.0%
Atkore International, Inc. Senior Sec. Notes 9.88% due 01/01/18*	40,000	36,200
Steel-Producers — 0.1%
Ryerson Holding Corp. Senior Sec. Notes zero coupon due 02/01/15	10,000	4,300
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	70,000	70,000
Steel Dynamics, Inc. Company Guar. Notes 7.38% due 11/01/12	10,000	10,225
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	20,000	19,700
		104,225
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 9.38% due 06/01/19	15,000	18,881
Tube City IMS Corp. Company Guar. Notes 9.75% due 02/01/15	35,000	33,425
		52,306
Telecom Services — 0.3%
Clearwire Communications LLC/Clearwire Finance, Inc. Senior Sec. Notes 12.00% due 12/01/15*	90,000	76,275
PAETEC Holding Corp. Senior Sec. Notes 8.88% due 06/30/17	30,000	31,500
PAETEC Holding Corp. Company Guar. Notes 9.88% due 12/01/18	30,000	31,425
Qwest Corp. Senior Notes 6.75% due 12/01/21	61,000	59,628
Qwest Corp. Senior Notes 8.88% due 03/15/12	35,000	36,181
SBA Telecommunications, Inc. Company Guar. Notes 8.00% due 08/15/16	60,000	62,850
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19	5,000	5,250

Security Description	Principal Amount(12)	Value (Note 3)
Telecom Services (continued)
SBA Tower Trust Sec. Notes 5.10% due 04/15/42*	$55,000	$59,610
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	50,000	68,725
West Corp. Company Guar. Notes 7.88% due 01/15/19	25,000	23,500
West Corp. Company Guar. Notes 8.63% due 10/01/18	15,000	14,588
		469,532
Telecommunication Equipment — 0.1%
Avaya, Inc. Senior Sec. Notes 7.00% due 04/01/19*	20,000	17,000
Avaya, Inc. Company Guar. Notes 9.75% due 11/01/15	55,000	40,150
Avaya, Inc. Company Guar. Notes 10.13% due 11/01/15(13)	20,000	14,650
Lucent Technologies, Inc. Senior Notes 6.45% due 03/15/29	25,000	20,750
		92,550
Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes 5.50% due 02/01/18	65,000	75,028
AT&T, Inc. Senior Notes 6.30% due 01/15/38	50,000	57,276
Bellsouth Capital Funding Corp. Senior Notes 7.88% due 02/15/30	5,000	6,714
Century Telephone Enterprise Senior Notes 6.88% due 01/15/28	40,000	34,634
CenturyLink, Inc. Senior Notes 7.60% due 09/15/39	20,000	17,990
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	15,000	14,813
Cincinnati Bell, Inc. Company Guar. Notes 8.75% due 03/15/18	40,000	35,500
Frontier Communications Corp. Senior Notes 7.88% due 04/15/15	5,000	5,013
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	25,000	24,250
Frontier Communications Corp. Senior Notes 8.50% due 04/15/20	75,000	72,750

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Level 3 Escrow, Inc. Senior Notes 8.13% due 07/01/19*	$5,000	$4,419
Level 3 Financing, Inc. Company Guar. Notes 9.25% due 11/01/14	46,000	45,425
Level 3 Financing, Inc. Company Guar. Notes 9.38% due 04/01/19*	20,000	18,600
New Jersey Bell Telephone Senior Debentures 8.00% due 06/01/22	25,000	31,783
Qwest Communications International, Inc. Company Guar. Notes 7.50% due 02/15/14	60,000	60,000
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	155,000	115,862
Verizon Communications, Inc. Senior Notes 8.75% due 11/01/18	15,000	20,087
Verizon New England, Inc. Senior Notes 4.75% due 10/01/13	20,000	21,166
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	25,000	26,129
Windstream Corp. Company Guar. Notes 7.75% due 10/01/21	20,000	19,300
Windstream Corp. Company Guar. Notes 7.88% due 11/01/17	45,000	45,562
Windstream Corp. Company Guar. Notes 8.13% due 08/01/13	5,000	5,263
Windstream Corp. Company Guar. Notes 8.13% due 09/01/18	10,000	10,075
		767,639
Television — 0.1%
Gray Television, Inc. Senior Sec. Notes 10.50% due 06/29/15	40,000	36,200
Univision Communications, Inc. Company Guar. Notes 8.50% due 05/15/21*(3)	25,000	19,500
Viacom, Inc. Company Guar. Notes 7.88% due 07/30/30	25,000	31,561
		87,261
Theaters — 0.1%
AMC Entertainment, Inc. Company Guar. Notes 9.75% due 12/01/20	40,000	36,200
Cinemark USA, Inc. Company Guar. Notes 7.38% due 06/15/21	5,000	4,725

Security Description	Principal Amount(12)	Value (Note 3)
Theaters (continued)
Cinemark USA, Inc. Company Guar. Notes 8.63% due 06/15/19	$20,000	$20,600
Regal Entertainment Group Company Guar. Notes 9.13% due 08/15/18	35,000	34,650
		96,175
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	30,000	39,324
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	30,000	39,756
		79,080
Transport-Air Freight — 0.0%
AMGH Merger Sub, Inc. Company Guar. Notes 9.25% due 11/01/18*(3)	35,000	35,000
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 4.70% due 10/01/19	4,000	4,456
Burlington Northern Santa Fe LLC Senior Notes 5.40% due 06/01/41	15,000	16,930
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 03/15/18	15,000	17,672
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/40	15,000	17,647
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	20,000	23,735
RailAmerica, Inc. Senior Sec. Notes 9.25% due 07/01/17	49,000	53,042
Union Pacific Railroad Co. Pass Thru Certs. Series 2004-2 5.21% due 09/30/14*(3)	10,000	10,659
		144,141
Transport-Truck — 0.0%
Swift Services Holdings, Inc. Sec. Notes 10.00% due 11/15/18	40,000	35,700
Western Express, Inc. Senior Sec. Notes 12.50% due 04/15/15*(3)	35,000	23,450
		59,150
Travel Services — 0.0%
Sabre Holdings Corp. Senior Notes 8.35% due 03/15/16	45,000	36,788
Travelport LLC Company Guar. Notes 9.88% due 09/01/14	25,000	16,375

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Travel Services (continued)
Travelport LLC Company Guar. Notes 11.88% due 09/01/16	$10,000	$3,950
Travelport LLC/Travelport, Inc. Company Guar. Notes 9.00% due 03/01/16	20,000	11,700
		68,813
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 7.00% due 07/15/21	20,000	19,925
Wireless Equipment — 0.1%
American Tower Corp. Senior Notes 7.00% due 10/15/17	25,000	28,270
American Tower Corp. Senior Notes 7.25% due 05/15/19	51,000	58,611
Crown Castle International Corp. Senior Notes 7.13% due 11/01/19	10,000	10,300
		97,181
Total U.S. Corporate Bonds & Notes (cost $19,543,210)		19,280,797
FOREIGN CORPORATE BONDS & NOTES — 1.5%
Banks-Commercial — 0.1%
Barclays Bank PLC Sub. Notes 10.18% due 06/12/21*	80,000	84,647
Commonwealth Bank of Australia Senior Notes 3.75% due 10/15/14*	5,000	5,227
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/19*(3)	10,000	10,838
HBOS PLC Sub. Notes 6.00% due 11/01/33*(3)	50,000	32,316
Santander Issuances S.A Unipersonal Bank Guar. Notes 5.91% due 06/20/16*(3)	100,000	95,498
		228,526
Banks-Money Center — 0.0%
Lloyds TSB Bank PLC Bank Guar. Notes 6.38% due 01/21/21	60,000	59,155
Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 8.25% due 04/15/21*(3)	30,000	27,075
Building Products-Wood — 0.0%
Norbord, Inc. Senior Sec. Notes 7.25% due 07/01/12	5,000	4,862

Security Description	Principal Amount(12)	Value (Note 3)
Cellular Telecom — 0.0%
Rogers Communications, Inc. Company Guar. Notes 6.38% due 03/01/14	$30,000	$33,301
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	25,000	30,318
		63,619
Commercial Services-Finance — 0.0%
National Money Mart Co. Company Guar. Notes 10.38% due 12/15/16	30,000	30,750
Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 7.75% due 12/15/18*	25,000	24,500
Diversified Banking Institutions — 0.1%
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/37	100,000	98,152
Diversified Financial Services — 0.0%
Smurfit Kappa Treasury Funding, Ltd. Company Guar. Notes 7.50% due 11/20/25	5,000	4,550
Diversified Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd. Senior Notes 6.88% due 02/01/18*(3)	40,000	35,200
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 7.00% due 11/01/15*	25,000	23,250
Teck Resources, Ltd. Senior Sec. Notes 9.75% due 05/15/14	3,000	3,556
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16	34,000	39,970
Teck Resources, Ltd. Senior Sec. Notes 10.75% due 05/15/19	6,000	7,455
Xstrata Finance Canada, Ltd. Company Guar. Bonds 5.80% due 11/15/16*	15,000	16,492
		125,923
Electric Products-Misc. — 0.1%
Legrand France SA Senior Notes 8.50% due 02/15/25	91,000	112,382
Electric-Integrated — 0.1%
Electricite de France Senior Notes 6.95% due 01/26/39*	35,000	43,577
PPL WEM Holdings PLC Senior Notes 5.38% due 05/01/21*	70,000	74,561
		118,138

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker — 0.1%
Credit Suisse Guernsey, Ltd. FRS Jr. Sub. 5.86% due 05/15/17(14)	$50,000	$39,250
Macquarie Bank, Ltd. Sub. Notes 6.63% due 04/07/21*(3)	60,000	56,368
		95,618
Insurance Brokers — 0.0%
Willis Group Holdings PLC Company Guar. Notes 5.75% due 03/15/21	35,000	36,533
Investment Companies — 0.0%
Offshore Group Investments, Ltd. Senior Sec. Notes 11.50% due 08/01/15*	5,000	5,150
Offshore Group Investments, Ltd. Senior Sec. Notes 11.50% due 08/01/15	25,000	25,750
		30,900
Metal-Aluminum — 0.1%
Novelis, Inc. Company Guar. Notes 7.25% due 02/15/15	35,000	34,387
Novelis, Inc. Company Guar. Notes 8.75% due 12/15/20	55,000	53,900
		88,287
Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 5.20% due 11/02/40	35,000	37,641
Rio Tinto Finance USA, Ltd. Company Guar. Notes 9.00% due 05/01/19	25,000	33,644
		71,285
Non-Ferrous Metals — 0.0%
Thompson Creek Metals Co., Inc. Company Guar. Notes 7.38% due 06/01/18*(3)	15,000	13,500
Oil & Gas Drilling — 0.0%
Noble Holding International, Ltd. Company Guar. Notes 6.05% due 03/01/41	25,000	28,596
Oil Companies-Exploration & Production — 0.1%
Anadarko Finance Co. Company Guar. 7.50% due 05/01/31	125,000	148,027
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/21*	25,000	23,938
OPTI Canada, Inc. Sec. Notes 7.88% due 12/15/14†(5)(19)	30,000	18,900
OPTI Canada, Inc. Sec. Notes 8.25% due 12/15/14†(5)(19)	10,000	6,300
		197,165

Security Description	Principal Amount(12)	Value (Note 3)
Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/20	$10,000	$10,832
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/21	35,000	38,413
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/21	50,000	49,815
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/41(3)	15,000	15,525
Petrobras International Finance Co. Company Guar. Notes 3.88% due 01/27/16	20,000	19,840
Statoil ASA Company Guar. Notes 5.10% due 08/17/40	30,000	35,048
		169,473
Oil-Field Services — 0.1%
Forbes Energy Services, Ltd. Company Guar. Notes 9.00% due 06/15/19*	20,000	18,500
Trinidad Drilling, Ltd. Senior Notes 7.88% due 01/15/19*(3)	5,000	4,975
Weatherford International, Ltd. Company Guar. Notes 5.50% due 02/15/16	10,000	10,891
Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/36	15,000	15,721
Weatherford International, Ltd. Company Guar. Notes 9.63% due 03/01/19	35,000	45,221
		95,308
Paper & Related Products — 0.0%
Catalyst Paper Corp. Senior Sec. Notes 11.00% due 12/15/16*(3)	5,000	3,250
JSG Funding PLC Senior Sub. Notes 7.75% due 04/01/15	30,000	28,800
		32,050
Pipelines — 0.0%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67	60,000	59,742
Satellite Telecom — 0.2%
Intelsat Luxembourg SA Company Guar. Notes 11.25% due 02/04/17	140,000	121,450
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/21*	40,000	37,200
Intelsat Jackson Holdings SA Company Guar. Notes 11.25% due 06/15/16	55,000	56,100

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Satellite Telecom (continued)
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/17(13)	$61,093	$52,540
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/17*(3)(13)	25,000	21,500
		288,790
Special Purpose Entity — 0.0%
Bosphorus Financial Services, Ltd. FRS Senior Sec. Notes 2.09% due 02/15/12*	12,500	12,467
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 7.00% due 10/15/39	30,000	26,756
ArcelorMittal Senior Notes 9.85% due 06/01/19	25,000	28,327
		55,083
SupraNational Banks — 0.1%
International Bank for Reconstruction & Development Senior Notes 5.50% due 11/25/13	150,000	165,685
Telecom Services — 0.1%
Wind Acquisition Finance SA Sec. Notes 11.75% due 07/15/17*	100,000	85,000
Telephone-Integrated — 0.1%
France Telecom SA Senior Notes 8.50% due 03/01/31	25,000	34,622
Koninklijke KPN NV Senior Notes 8.38% due 10/01/30	5,000	6,436
Telecom Italia Capital SA Company Guar. Notes 6.18% due 06/18/14	10,000	9,952
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/21	10,000	9,496
Telefonica Emisiones SAU Company Guar. Notes 6.22% due 07/03/17	25,000	25,265
		85,771
Transport-Rail — 0.0%
Kansas City Southern de Mexico SA de CV Senior Notes 6.13% due 06/15/21	5,000	4,950
Kansas City Southern de Mexico SA de CV Senior Notes 8.00% due 02/01/18	15,000	15,975
		20,925
Total Foreign Corporate Bonds & Notes (cost $2,573,172)		2,529,810

Security Description	Principal Amount(12)	Value (Note 3)
LOANS(4)(16)(17) — 0.0%
Electric-Integrated — 0.0%
Texas Competitive Electric Holdings Co. LLC 3.79% due 10/10/17 (cost $80,782)	$90,398	$64,145
MUNICIPAL BONDS & NOTES — 0.1%
North Texas Tollway Authority Revenue Bonds 6.72% due 01/01/49	25,000	31,693
Ohio State University Revenue Bonds 4.91% due 06/01/40	15,000	16,912
State of California General Obligations Bonds 7.50% due 04/01/34	30,000	36,117
State of Illinois General Obligation Bonds 4.07% due 01/01/14	35,000	36,035
State of Illinois General Obligation Bonds 4.42% due 01/01/15	10,000	10,401
Total Municipal Bonds & Notes (cost $115,212)		131,158
U.S. GOVERNMENT AGENCIES — 3.5%
Federal Home Loan Mtg. Corp. — 0.8%
3.50% due 01/01/41	973,802	1,000,896
5.50% due 04/01/20	86,106	93,421
5.50% due 06/01/35	28,547	31,087
7.50% due 10/01/29	16,978	19,633
Federal Home Loan Mtg. Corp., REMIC Series 3485, Class SI 6.32% due 07/15/36(6)(8)(15)	103,444	13,655
Series 3287, Class SE 6.47% due 03/15/37(6)(8)(15)	54,774	7,906
Series 2990, Class LB 16.36% due 06/15/34(8)(15)	50,027	64,835
Series 3065, Class DC 19.17% due 03/15/35(8)(15)	58,556	81,369
Federal Home Loan Mtg. Corp., REMIC FRS Series 3003, Class XF 0.00% due 07/15/35(8)	2,734	2,731
Federal Home Loan Mtg. Corp., Structured Pass-Through VRS Series T-51, Class 1AIO 0.00% due 09/25/43(6)(8)	84,936	0
Series T-56, Class 2IO 0.12% due 05/25/43(6)(8)(9)	151,525	142
Series T-56, Class 1IO 0.29% due 05/25/43(6)(8)(9)	169,131	106
Series T-56, Class 3IO 0.47% due 05/25/43(6)(8)(9)	127,482	60
Series T-56, Class AIO 0.52% due 05/25/43(6)(8)(9)	265,685	4,815
		1,320,656
Federal National Mtg. Assoc. — 1.4%
4.00% due 05/01/19	305,796	325,416
4.00% due 09/01/20	54,926	58,415
4.50% due October TBA	1,000,000	1,060,781

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares/ Principal Amount(12)	Value (Note 3)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.50% due 04/01/18	$16,471	$17,644
4.50% due 03/01/20	23,894	25,599
4.50% due 04/01/20	36,508	39,113
4.50% due 09/01/20	31,898	34,174
4.50% due 11/01/20	28,210	30,223
5.00% due 03/01/21	8,788	9,503
5.50% due 03/01/18	14,970	16,253
6.00% due 06/01/36	18,506	20,434
6.50% due 01/01/36	3,670	4,102
6.50% due 06/01/36	120,050	134,187
6.50% due 07/01/36	33,539	37,321
6.50% due 09/01/36	134,763	149,958
6.50% due 11/01/36	47,202	52,510
7.00% due 06/01/33	23,045	26,555
7.00% due 04/01/35	25,118	28,915
7.50% due 04/01/24	21,740	24,928
Federal National Mtg. Assoc., REMIC Series 2005-75, Class GS 19.55% due 08/25/35(8)(15)	43,376	57,837
Series 2005-122, Class SE 22.28% due 11/25/35(8)(15)	43,709	63,235
Series 3072, Class SM 22.96% due 11/15/35(8)(15)	53,248	76,193
Series 2006-8, Class HP 23.71% due 03/25/36(8)(15)	50,910	73,474
Federal National Mtg. Assoc., REMIC VRS Series 2001-50, Class BI 0.41% due 10/25/41(6)(8)	257,123	2,963
		2,369,733
Government National Mtg. Assoc. — 1.3%
4.00% due 01/20/41	976,362	1,046,144
4.50% due 04/20/41	985,033	1,069,403
6.50% due 08/20/37	88,447	100,275
6.50% due 09/20/37	21,725	24,630
Government National Mtg. Assoc., REMIC FRS Series 2007-35, Class UF 0.00% due 06/16/37(8)	573	572
		2,241,024
Total U.S. Government Agencies (cost $5,594,880)		5,931,413
EXCHANGE-TRADED FUNDS — 6.3%
Financial Select Sector SPDR Fund	38,500	455,455
iShares Russell 2000 Growth Index Fund	1,568	115,201
iShares Russell 2000 Value Index Fund	2,205	125,751
Market Vectors Gold Miners ETF	389	21,469
SPDR S&P 500 ETF Trust, Series 1	83,084	9,402,616
SPDR S&P MidCap 400 ETF Trust	3,300	469,029
Total Exchange-Traded Funds (cost $11,657,365)		10,589,521
EQUITY CERTIFICATES — 0.2%
Banks-Commercial — 0.0%
UBS AG - ICICI Bank, Ltd.(3)	2,603	46,297
Rubber-Tires — 0.1%
UBS AG - Apollo Tyres, Ltd.(3)	66,635	75,186

Security Description	Shares/ Principal Amount(12)	Value (Note 3)
Finance-Mortgage Loan/Banker — 0.1%
UBS AG - LIC Housing Finance, Ltd.(3)	21,739	$93,920
Telecom Services — 0.0%
HSBC Bank PLC - Bharti Airtel, Ltd.(3)	6,072	46,873
Total Equity Certificates (cost $298,337)		262,276
WARRANTS† — 0.0%
Energy-Alternate Sources — 0.0%
Aventine Renewable Energy Holdings Expires 03/15/15 (Strike price $0.06)(2)(3)	61	0
Semiconductor Equipment — 0.0%
Tower Semiconductor, Ltd. Expires 06/30/15 (Strike price $0.18)(2)(3)	6,345	1,523
Total Warrants (cost $1,115)		1,523
RIGHTS† — 0.0%
Medical Drugs — 0.0%
Sanofi CVR Expires 12/31/20 (Cost $38,302)	16,400	17,384
Total Long-Term Investment Securities (cost $161,360,434)		152,723,976
SHORT-TERM INVESTMENT SECURITIES — 4.6%
U.S. Government Agencies — 1.4%
Federal Home Loan Bank 0.01% due 10/07/11	$2,334,000	2,333,996
U.S. Government Treasuries — 3.2%
United States Treasury Bills 0.06% due 11/17/11(11)	5,393,000	5,392,570
Total Short-Term Investment Securities (cost $7,726,566)		7,726,566
REPURCHASE AGREEMENT — 5.8%
Agreement with Deutsche Bank Securities, Inc., bearing interest at 0.02%, dated 09/30/11, to be repurchased 10/03/11 in the amount of $9,804,016 and collateralized by $9,607,000 of United States Treasury Notes, bearing interest at 2.00% due 11/30/13 and having an approximate value of $10,014,337 (cost $9,804,000)	9,804,000	9,804,000
TOTAL INVESTMENTS (cost $178,891,000)(10)	100.6%	170,254,542
Liabilities in excess of other assets	(0.6)	(1,020,375)
NET ASSETS	100.0%	$169,234,167

†  Non-income producing security

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2011, the aggregate value of these securities was $6,063,810 representing 3.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Security was valued using fair value procedures at September 30, 2011. The aggregate value of these securities was $31,589,740 representing 18.7% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 3 regarding fair value pricing for foreign equity securities.

(2)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 3.

(3)  Illiquid security. At September 30, 2011, the aggregate value of these securities was $2,836,896 representing 1.7% of net assets.

(4)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 3. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2011, the Asset Allocation: Diversified Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Shares/ Par	Acquisition Cost	Value	Value per Share/ Par	% of Net Assets
Deepocean Group Common Stock	01/05/2010	1,109	$23,882	$15,526	$14.00	0.01%
Texas Competitive Electric Loan Agreement	01/14/2010	$45,513	42,132
	01/22/2010	44,885	38,650
		90,398	80,782	64,145	70.96	0.04%
				$79,671		0.05%

(5)  Bond in default

(6)  Interest Only

(7)  Commercial Mortgage Backed Security

(8)  Collateralized Mortgage Obligation

(9)  Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 3.

(10)  See Note 4 for cost of investments on a tax basis.

(11)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(12)  Denominated in United States dollars unless otherwise indicated.

(13)  Income may be received in cash or additional bonds/shares at the discretion of the issuer.

(14)  Perpetual maturity — maturity date reflects the next call date.

(15)  Inverse Floating Rate Security that pays interest rates that vary inversely to changes in the market interest rates. The interest rate shown is the current interest rate at September 30, 2011.

(16)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(17)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(18)  PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(19)  Company has filed for bankruptcy in country of issuance

(20)  Company has filed for Chapter 11 bankruptcy protection.

(21)  Company has filed for Chapter 11 bankruptcy protection subsequent to September 30, 2011.

ADR — American Depository Receipt

CVA — Certification Van Aandelen (Dutch cert.)

CVR — Contingent Value Rights

GDR — Global Depository Receipt

MICEX — Moscow Interbank Currency Stock Exchange

NVDR — Non-Voting Depository Receipt

NYSE — New York Stock Exchange

REMIC — Real Estate Mortgage Investment Conduit

RTS — Russian Trading System

SDR — Swedish Depository Receipt

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TSX — Toronto Stock Exchange

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown for FRS and VRS are the current interest rates at September 30, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2011	Unrealized Appreciation (Depreciation)
22	Long	10 yr Mini JGB	December 2011	$4,071,205	$4,058,989	$(12,216)
5	Long	Australian 10 YR Bonds	December 2011	4,069,779	4,071,670	1,891
13	Long	E-Mini MSCI EAFE Index	December 2011	883,311	875,290	(8,021)
41	Long	Euro Stoxx 50	December 2011	1,192,808	1,189,103	(3,705)
146	Short	Euro Stoxx 50	December 2011	4,212,272	4,234,367	(22,095)
35	Long	FTSE 100 Index#	December 2011	2,869,834	2,750,626	(119,208)
41	Short	FTSE 100 Index#	December 2011	3,412,546	3,222,162	190,384
11	Short	MSCI Singapore Index#	October 2011	524,909	507,373	17,536
92	Short	OMXS 30 Index#	October 2011	1,183,877	1,210,049	(26,172)
56	Long	Russell 2000 Mini Index	December 2011	3,906,355	3,592,400	(313,955)
21	Short	Russell 2000 Mini Index	December 2011	1,479,723	1,347,150	132,573
234	Long	S&P 500 E-Mini Index	December 2011	13,961,493	13,174,200	(787,293)
274	Short	S&P 500 E-Mini Index	December 2011	16,246,052	15,426,200	819,852
65	Long	S&P Mid 400 E-Mini Index	December 2011	5,553,080	5,062,850	(490,230)
3	Short	S&P/TSX 60 Index	December 2011	417,079	383,794	33,285
23	Short	SPI 200#	December 2011	2,297,340	2,187,512	109,828
62	Short	TOPIX Index#	December 2011	5,985,314	5,994,002	(8,688)
44	Short	U.S. Treasury 2 YR Notes	December 2011	9,699,855	9,688,937	10,918
50	Long	U.S. Treasury 5 YR Notes	December 2011	6,148,962	6,124,219	(24,743)
51	Short	U.S. Treasury 5 YR Notes	December 2011	6,238,637	6,246,703	(8,066)
64	Long	U.S. Treasury 10 YR Notes	December 2011	8,272,622	8,326,000	53,378
43	Short	U.S. Treasury 10 YR Notes	December 2011	5,553,047	5,594,031	(40,984)
32	Long	U.S. Long Bonds	December 2011	4,437,582	4,564,000	126,418
1	Long	U.S. Ultra Bonds	December 2011	142,682	158,625	15,943
						$(353,370)

#  Foreign equity futures contracts valued using fair value procedures at September 30, 2011.The aggregate appreciation (depreciation) of these futures contracts was $163,680 representing 0.1% of net assets. Foreign equity futures contracts are classified as level 2 based on the securities valuation inputs. See Note 3 regarding fair value pricing for foreign equity futures contracts.

Total Return Swap Contracts@

Swap Counterparty	Notional Amount (000's)	Termination Date	Fixed Payments Received (Paid) by Portfolio	Total Return Received or Paid by Portfolio	Gross Unrealized Appreciation (Depreciation)
Citibank N.A	$10,727	04/11/12	3 Month USD LIBOR-BBA minus 5 bps	Russell 1000 Index Total Return	$1,567,498
Citibank N.A	451	04/11/12	3 Month USD LIBOR-BBA minus 5 bps	Russell 1000 Index Total Return	67,902
Citibank N.A	137	04/11/12	3 Month USD LIBOR-BBA minus 5 bps	Russell 1000 Index Total Return	5,526
					$1,640,926
Bank of America	2,973	07/30/12	(3 Month USD LIBOR-BBA minus 39 bps)	Market Vectors Gold Miners ETF	(149,183)
Citibank N.A	13,557	04/11/12	(3 Month USD LIBOR-BBA plus 10 bps)	Citibank U.S. Equity Custom Basket	(1,354,868)
JP Morgan Securities, Inc.	6,186	10/20/11	(3 Month USD LIBOR-BBA plus 5 bps)	iShares MSCI Emerging Market Index	(1,560,054)
					$(3,064,105)
Net Unrealized Appreciation (Depreciation).					$(1,423,179)

BBA — British Banker's Association

LIBOR — London Interbank Offered Rate

@  Fair valued swap contracts. Total return swap contracts are classified as Level 2 based on swaps valuation inputs. See Note 3.

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	EUR	3,360,800	USD	4,697,357	10/19/2011	$195,229	$—
	SEK	6,699,300	USD	1,048,174	10/19/2011	72,553	—
	USD	79,719	AUD	76,100	10/19/2011	—	(6,206)
	USD	508,227	CAD	503,500	10/19/2011	—	(27,931)
	USD	24,684	CHF	21,200	10/19/2011	—	(1,288)
	USD	136,012	GBP	85,300	10/19/2011	—	(3,015)
	USD	11,280	NOK	60,900	10/19/2011	—	(913)
						267,782	(39,353)

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	JPY	20,037,900	USD	258,670	10/19/2011	$—	$(1,176)
	USD	5,444	AUD	5,200	10/19/2011	—	(420)
	USD	60,114	CHF	51,700	10/19/2011	—	(3,059)
	USD	202,850	EUR	145,100	10/19/2011	—	(8,474)
	USD	84,928	GBP	53,300	10/19/2011	—	(1,825)
	USD	11,227	NOK	60,500	10/19/2011	—	(928)
	USD	38,433	SEK	245,300	10/19/2011	—	(2,710)
						—	(18,592)
Citibank N.A.	AUD	31,000	USD	32,451	10/19/2011	2,505	—
	CAD	525,800	USD	530,468	10/19/2011	28,900	—
	CHF	971,900	USD	1,131,906	10/19/2011	59,339	—
	EUR	91,600	USD	128,066	10/19/2011	5,359	—
	HKD	952,700	USD	122,276	10/19/2011	—	(85)
	SEK	34,800	USD	5,448	10/19/2011	380	—
	SGD	856,300	USD	705,238	10/19/2011	50,507	—
	USD	102,303	DKK	542,300	10/19/2011	—	(4,676)
	USD	471,558	GBP	296,000	10/19/2011	—	(10,044)
	USD	4,715	JPY	365,600	10/19/2011	26	—
						147,016	(14,805)
Credit Suisse AG	AUD	64,200	USD	67,232	10/19/2011	5,215	—
	CAD	407,200	USD	410,674	10/19/2011	22,241	—
	USD	65,480	CHF	56,300	10/19/2011	—	(3,348)
	USD	1,055,541	EUR	761,800	10/19/2011	—	(35,034)
	USD	692,592	GBP	434,600	10/19/2011	—	(14,977)
	USD	260,471	JPY	20,203,200	10/19/2011	1,519	—
	USD	426,004	NOK	2,296,500	10/19/2011	—	(35,071)
						28,975	(88,430)
Deutsche Bank AG	AUD	60,200	USD	62,906	10/19/2011	4,753	—
	CAD	22,900	USD	23,101	10/19/2011	1,256	—
	SEK	163,500	USD	25,621	10/19/2011	1,811	—
	USD	35,046	CHF	30,100	10/19/2011	—	(1,828)
	USD	1,284,906	EUR	919,300	10/19/2011	—	(53,411)
						7,820	(55,239)
Goldman Sachs International	GBP	99,700	USD	158,831	10/19/2011	3,382	—
	JPY	144,292,600	USD	1,861,192	10/19/2011	—	(9,960)
	SEK	66,600	USD	10,424	10/19/2011	725	—
	USD	21,255	AUD	20,300	10/19/2011	—	(1,645)
	USD	1,148,901	EUR	821,700	10/19/2011	—	(48,152)
	USD	53,513	NOK	288,700	10/19/2011	—	(4,368)
						4,107	(64,125)
HSBC Bank USA, N.A.	AUD	172,500	USD	180,606	10/19/2011	13,970	—
	EUR	6,200	USD	8,666	10/19/2011	360	—
	GBP	1,018,800	USD	1,623,590	10/19/2011	35,109	—
	HKD	4,364,300	USD	560,178	10/19/2011	—	(354)
	USD	944,554	CHF	812,600	10/19/2011	—	(47,787)
	USD	910,965	JPY	70,614,400	10/19/2011	4,745	—
	USD	11,682	NOK	63,000	10/19/2011	—	(958)
	USD	776,426	SGD	942,900	10/19/2011	—	(55,481)
						54,184	(104,580)

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Contract Counterparty	In to Deliver		Delivery Exchange For		Unrealized Date	Unrealized Appreciation	Depreciation
JP Morgan Chase Bank	CAD	126,800	USD	127,932	10/19/2011	$6,976	$—
	CHF	26,600	USD	30,959	10/19/2011	1,604	—
	EUR	218,600	USD	305,678	10/19/2011	12,842	—
	USD	162,328	AUD	155,000	10/19/2011	—	(12,598)
	USD	1,191,584	GBP	747,900	10/19/2011	—	(25,482)
	USD	80,483	HKD	627,000	10/19/2011	46	—
	USD	34,981	JPY	2,712,200	10/19/2011	190	—
	USD	329,530	NOK	1,779,000	10/19/2011	—	(26,691)
	USD	1,187,449	SEK	7,585,900	10/19/2011	—	(82,712)
	USD	91,284	SGD	110,800	10/19/2011	—	(6,565)
						21,658	(154,048)
Royal Bank of Scotland PLC	AUD	52,700	USD	55,114	10/19/2011	4,206	—
	CAD	55,700	USD	56,224	10/19/2011	3,091	—
	USD	65,303	CHF	56,200	10/19/2011	—	(3,282)
	USD	179,099	EUR	128,100	10/19/2011	—	(7,496)
	USD	76,783	GBP	48,200	10/19/2011	—	(1,631)
	USD	308,974	JPY	23,957,200	10/19/2011	1,698	—
						8,995	(12,409)
State Street Bank & Trust Co.	CAD	102,000	USD	102,875	10/19/2011	5,576	—
	NOK	15,900	USD	2,946	10/19/2011	239	—
	USD	704,870	EUR	503,900	10/19/2011	—	(29,846)
	USD	11,838	ILS	43,900	10/19/2011	—	(128)
	USD	22,391	SEK	143,100	10/19/2011	—	(1,551)
						5,815	(31,525)
UBS AG	GBP	1,354,400	USD	2,158,047	10/19/2011	46,309	—
	NOK	5,630,400	USD	1,044,020	10/19/2011	85,558	—
	USD	52,675	AUD	50,300	10/19/2011	—	(4,085)
	USD	254,841	CAD	252,700	10/19/2011	—	(13,787)
	USD	141,893	CHF	121,900	10/19/2011	—	(7,367)
	USD	1,603,307	EUR	1,146,800	10/19/2011	—	(67,054)
	USD	15,334	JPY	1,188,700	10/19/2011	81	—
						131,948	(92,293)
Westpac Banking Corp.	EUR	1,605,300	USD	2,244,547	10/19/2011	94,087	—
	GBP	19,200	USD	30,593	10/19/2011	657	—
	JPY	47,080,300	USD	607,174	10/19/2011	—	(3,352)
	USD	33,493	AUD	32,000	10/19/2011	—	(2,581)
	USD	209,151	CAD	207,400	10/19/2011	—	(11,309)
	USD	468,340	JPY	36,365,900	10/19/2011	3,246	—
						97,990	(17,242)
Net Unrealized Appreciation/(Depreciation)						$776,290	$(692,641)

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro Dollar
GBP — Pound Sterling
HKD — Hong Kong Dollar
ILS — Israeli Shekel
JPY — Japanese Yen
NOK — Norwegian Krone
SEK — Swedish Krona
SGD — Singapore Dollar
USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2011 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$78,998,002	$31,382,953	#	$32,438	$110,413,393
Convertible Preferred Stock	52,112	—		—	52,112
Preferred Stock	779,393	267,576	#	—	1,046,969
Asset Backed Securities	—	2,346,183		—	2,346,183
Convertible Bonds & Notes	—	57,292		—	57,292

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Signifcant Unobservable Inputs	Total
U.S. Corporate Bonds & Notes	$—	$19,235,103		$45,694	$19,280,797
Foreign Corporate Bonds & Notes	—	2,529,810		—	2,529,810
Loans	—	64,145		—	64,145
Municipal Bonds & Notes	—	131,158		—	131,158
U.S. Government Agencies	—	5,931,413		—	5,931,413
Exchange Traded Funds	10,589,521	—		—	10,589,521
Equity Certificates	—	262,276		—	262,276
Warrants	—	—		1,523	1,523
Rights	17,384	—		—	17,384
Short-Term Investment Securities:
U.S. Government Agencies	—	2,333,996		—	2,333,996
U.S.Government Treasuries	—	5,392,570		—	5,392,570
Repurchase Agreement	—	9,804,000		—	9,804,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	1,411,930	127,364	++	—	1,539,294
Total Return Swaps - Appreciation	—	1,640,926		—	1,640,926
Open Forward Foreign Currency Contracts - Appreciation	—	776,290		—	776,290
Total	$91,848,342	$82,283,055		$79,655	$174,211,052
Liabilities:
Other Financial Instruments+
Open Futures Contracts - Depreciation	1,738,596	154,068	++	—	1,892,664
Total Return Swaps - Depreciation	—	3,064,104		—	3,064,104
Open Forward Foreign Currency Contracts - Depreciation	—	692,641		—	692,641
Total	$1,738,596	$3,910,813		$—	$5,649,409

#  Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $31,589,740 representing 18.7% of net assets. See Note 3.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

++  Includes foreign equity index futures whose values were adjusted for fair value pricing procedures for foreign equity index futures; therefore these securities were classified as Level 2 instead of Level 1. The aggregate appreation/depreciation of these futures was ($26,704) representing (0.0)% of net assets. See Note 3.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock	U.S. Corporate Bonds & Notes	Warrants
Balance as of 3/31/2011	$22,617	$42,778	$1,523
Accrued discounts	—	268	—
Accrued premiums	—	(83)	—
Realized gain	—	1	—
Realized loss	—	(29,990)	—
Change in unrealized appreciation(1)	1,299	30,000	—
Change in unrealized depreciation(1)	(9,888)	(2,152)	—
Net purchases	23,882	5,381	—
Net sales	(13,739)	(509)	—
Transfers into Level 3(2)	8,267	—	—
Transfers out of Level 3(2)	—	—	—
Balance as of 9/30/2011	$32,438	$45,694	$1,523

(1)  The total change in unrealized appreciation(depreciation) included in the statement of operations attributable to level 3 investments still held at September 30, 2011 includes:

Common Stock	U.S. Corporate Bonds & Notes	Warrants
$(9,888)	$(2,152)	$—

(2)  The Fund's policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust Stock Portfolio

PORTFOLIO PROFILE — September 30, 2011 (unaudited)

Industry Allocation*
Computers	9.6%
Web Portals/ISP	8.0
E-Commerce/Products	4.7
Wireless Equipment	4.5
Commercial Services-Finance	4.3
E-Commerce/Services	4.1
Diversified Manufacturing Operations	3.7
Semiconductor Components-Integrated Circuits	3.0
Transport-Services	2.9
Industrial Gases	2.8
Oil Companies-Exploration & Production	2.7
Retail-Restaurants	2.4
Distribution/Wholesale	2.1
Investment Management/Advisor Services	1.8
Oil Field Machinery & Equipment	1.7
Medical-Wholesale Drug Distribution	1.7
Medical-Biomedical/Gene	1.5
Hotels/Motels	1.5
Transport-Rail	1.5
Metal Processors & Fabrication	1.5
Finance-Credit Card	1.5
Apparel Manufacturers	1.4
Applications Software	1.4
Oil-Field Services	1.4
Athletic Footwear	1.3
Computer Services	1.2
Electronic Components-Semiconductors	1.2
Computers-Memory Devices	1.2
Telecom Equipment-Fiber Optics	1.1
Medical Products	1.0
Finance-Other Services	0.9
Retail-Discount	0.9
Medical-Drugs	0.9
Aerospace/Defense	0.9
Casino Hotels	0.8
Internet Application Software	0.8
Coffee	0.8
Multimedia	0.7
Machinery-General Industrial	0.7
Diversified Minerals	0.7
Machinery-Construction & Mining	0.7
Pharmacy Services	0.7
Cruise Lines	0.7
Networking Products	0.7
Diversified Banking Institutions	0.6
Retail-Automobile	0.6
Engineering/R&D Services	0.6
Retail-Auto Parts	0.5
Agricultural Chemicals	0.5
Retail-Apparel/Shoe	0.5
Medical Instruments	0.5
Engines-Internal Combustion	0.5
Computer Aided Design	0.5
Banks-Super Regional	0.4
Oil Companies-Integrated	0.4
Machinery-Farming	0.4
Beverages-Non-alcoholic	0.4
Registered Investment Companies	0.4
Electronic Measurement Instruments	0.4
Food-Retail	0.4
Computers-Integrated Systems	0.4%
Metal-Copper	0.4
Coal	0.4
Electric Products-Misc.	0.4
Auto/Truck Parts & Equipment-Original	0.4
Real Estate Management/Services	0.3
Motorcycle/Motor Scooter	0.2
Broadcast Services/Program	0.2
99.9%

*  Calculated as a percentage of net assets

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCK — 99.3%
Aerospace/Defense — 0.9%
Boeing Co.	18,400	$1,113,384
Agricultural Chemicals — 0.5%
Potash Corp. of Saskatchewan, Inc.	16,100	695,842
Apparel Manufacturers — 1.4%
Coach, Inc.	9,500	492,385
Prada SpA†(5)	119,700	496,864
Ralph Lauren Corp.	6,700	868,990
		1,858,239
Applications Software — 1.4%
Nuance Communications, Inc.†	25,300	515,108
Red Hat, Inc.†	17,100	722,646
Salesforce.com, Inc.†	5,000	571,400
		1,809,154
Athletic Footwear — 1.3%
NIKE, Inc., Class B	19,400	1,658,894
Auto/Truck Parts & Equipment-Original — 0.4%
Johnson Controls, Inc.	17,400	458,838
Banks-Super Regional — 0.4%
US Bancorp	25,000	588,500
Beverages-Non-alcoholic — 0.4%
Hansen Natural Corp.†	6,100	532,469
Broadcast Services/Program — 0.2%
Discovery Communications, Inc., Class A†	7,600	285,912
Casino Hotels — 0.8%
Las Vegas Sands Corp.†	19,000	728,460
MGM Resorts International†	38,900	361,381
		1,089,841
Coal — 0.4%
Peabody Energy Corp.	14,200	481,096
Coffee — 0.8%
Green Mountain Coffee Roasters, Inc.†	11,400	1,059,516
Commercial Services-Finance — 4.3%
Mastercard, Inc., Class A	10,800	3,425,328
Visa, Inc., Class A	17,900	1,534,388
Western Union Co.	47,900	732,391
		5,692,107
Computer Aided Design — 0.5%
Autodesk, Inc.†	21,400	594,492
Computer Services — 1.2%
Accenture PLC, Class A	30,000	1,580,400
Computers — 9.6%
Apple, Inc.†	32,900	12,540,822
Computers-Integrated Systems — 0.4%
Teradata Corp.†	9,500	508,535
Computers-Memory Devices — 1.2%
EMC Corp.†	21,900	459,681
NetApp, Inc.†	18,100	614,314
SanDisk Corp.†	12,000	484,200
		1,558,195

Security Description	Shares	Value (Note 3)
Cruise Lines — 0.7%
Carnival PLC(5)	21,396	$662,072
Royal Caribbean Cruises, Ltd.	11,000	238,040
		900,112
Distribution/Wholesale — 2.1%
Fastenal Co.	51,100	1,700,608
Fossil, Inc.†	6,300	510,678
WW Grainger, Inc.	3,700	553,298
		2,764,584
Diversified Banking Institutions — 0.6%
JPMorgan Chase & Co.	28,000	843,360
Diversified Manufacturing Operations — 3.7%
3M Co.	8,500	610,215
Cooper Industries PLC	11,500	530,380
Danaher Corp.	88,900	3,728,466
		4,869,061
Diversified Minerals — 0.7%
BHP Billiton, Ltd.(5)	28,730	954,555
E-Commerce/Products — 4.7%
Amazon.com, Inc.†	28,200	6,097,686
E-Commerce/Services — 4.1%
Ctrip.com International, Ltd. ADR†	20,800	668,928
eBay, Inc.†	49,000	1,445,010
Liberty Media Corp.-Interactive, Class A†	32,200	475,594
priceline.com, Inc.†	6,300	2,831,598
		5,421,130
Electric Products-Misc. — 0.4%
Emerson Electric Co.	11,200	462,672
Electronic Components-Semiconductors — 1.2%
Broadcom Corp., Class A†	30,400	1,012,016
Rovi Corp.†	13,100	563,038
		1,575,054
Electronic Measurement Instruments — 0.4%
Trimble Navigation, Ltd.†	15,500	520,025
Engineering/R&D Services — 0.6%
Fluor Corp.	8,200	381,710
McDermott International, Inc.†	31,900	343,244
		724,954
Engines-Internal Combustion — 0.5%
Cummins, Inc.	7,600	620,616
Finance-Credit Card — 1.5%
American Express Co.	42,800	1,921,720
Finance-Other Services — 0.9%
IntercontinentalExchange, Inc.†	10,300	1,218,078
Food-Retail — 0.4%
Whole Foods Market, Inc.	7,800	509,418
Hotels/Motels — 1.5%
Marriott International, Inc., Class A	42,042	1,145,224
Starwood Hotels & Resorts Worldwide, Inc.	20,700	803,574
		1,948,798

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Industrial Gases — 2.8%
Air Products & Chemicals, Inc.	7,700	$588,049
Praxair, Inc.	33,400	3,122,232
		3,710,281
Internet Application Software — 0.8%
Tencent Holdings, Ltd.(5)	53,200	1,088,609
Investment Management/Advisor Services — 1.8%
Franklin Resources, Inc.	16,200	1,549,368
Invesco, Ltd.	50,900	789,459
		2,338,827
Machinery-Construction & Mining — 0.7%
Caterpillar, Inc.	5,100	376,584
Joy Global, Inc.	9,100	567,658
		944,242
Machinery-Farming — 0.4%
Deere & Co.	8,700	561,759
Machinery-General Industrial — 0.7%
Babcock & Wilcox Co.†	16,050	313,777
Roper Industries, Inc.	9,300	640,863
		954,640
Medical Instruments — 0.5%
Edwards Lifesciences Corp.†	8,900	634,392
Medical Products — 1.0%
Baxter International, Inc.	6,700	376,138
Covidien PLC	3,900	171,990
Stryker Corp.	16,600	782,358
		1,330,486
Medical-Biomedical/Gene — 1.5%
Alexion Pharmaceuticals, Inc.†	8,200	525,292
Biogen Idec, Inc.†	5,400	503,010
Celgene Corp.†	9,800	606,816
Human Genome Sciences, Inc.†	29,500	374,355
		2,009,473
Medical-Drugs — 0.9%
Allergan, Inc.	9,300	766,134
Valeant Pharmaceuticals International, Inc.	11,900	441,728
		1,207,862
Medical-Wholesale Drug Distribution — 1.7%
AmerisourceBergen Corp.	11,700	436,059
McKesson Corp.	23,900	1,737,530
		2,173,589
Metal Processors & Fabrication — 1.5%
Precision Castparts Corp.	12,500	1,943,250
Metal-Copper — 0.4%
Freeport-McMoRan Copper & Gold, Inc.	16,000	487,200
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	9,500	326,135
Multimedia — 0.7%
Walt Disney Co.	32,300	974,168
Networking Products — 0.7%
Juniper Networks, Inc.†	49,400	852,644

Security Description	Shares	Value (Note 3)
Oil Companies-Exploration & Production — 2.7%
Cimarex Energy Co.	5,500	$306,350
Continental Resources, Inc.†	13,700	662,669
EOG Resources, Inc.	16,100	1,143,261
Occidental Petroleum Corp.	19,000	1,358,500
		3,470,780
Oil Companies-Integrated — 0.4%
Suncor Energy, Inc.	22,100	562,224
Oil Field Machinery & Equipment — 1.7%
Cameron International Corp.†	22,700	942,958
FMC Technologies, Inc.†	33,800	1,270,880
		2,213,838
Oil-Field Services — 1.4%
Schlumberger, Ltd.	29,800	1,779,954
Pharmacy Services — 0.7%
Express Scripts, Inc.†	25,200	934,164
Real Estate Management/Services — 0.3%
Cbre Group Inc†	30,700	413,222
Retail-Apparel/Shoe — 0.5%
Ross Stores, Inc.	8,200	645,258
Retail-Auto Parts — 0.5%
AutoZone, Inc.†	2,200	702,218
Retail-Automobile — 0.6%
CarMax, Inc.†	32,400	772,740
Retail-Discount — 0.9%
Costco Wholesale Corp.	14,800	1,215,376
Retail-Restaurants — 2.4%
Chipotle Mexican Grill, Inc.†	3,800	1,151,210
Starbucks Corp.	41,800	1,558,722
Yum! Brands, Inc.	9,300	459,327
		3,169,259
Semiconductor Components-Integrated Circuits — 3.0%
NXP Semiconductor NV†	18,000	254,160
QUALCOMM, Inc.	75,400	3,666,702
		3,920,862
Telecom Equipment-Fiber Optics — 1.1%
Corning, Inc.	115,000	1,421,400
Transport-Rail — 1.5%
Kansas City Southern†	11,700	584,532
Union Pacific Corp.	16,700	1,363,889
		1,948,421
Transport-Services — 2.9%
Expeditors International of Washington, Inc.	18,600	754,230
FedEx Corp.	27,700	1,874,736
United Parcel Service, Inc., Class B	18,500	1,168,275
		3,797,241
Web Portals/ISP — 7.8%
Baidu, Inc. ADR†	26,300	2,811,733
Facebook, Inc., Class A†(1)(3)(4)	11,080	345,110
Facebook, Inc., Class B†(1)(3)(4)	27,505	856,701
Google, Inc., Class A†	10,800	5,555,304
Mail.ru Group, Ltd. GDR†*(1)	16,800	491,400
Twitter, Inc.†(1)(3)(4)	6,539	105,236
		10,165,484

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Wireless Equipment — 4.5%
American Tower Corp., Class A†	52,800	$2,840,640
Crown Castle International Corp.†	76,200	3,099,054
		5,939,694
Total Common Stock (cost $111,373,773)		130,067,751
CONVERTIBLE PREFERRED STOCK — 0.2%
Web Portals/ISP — 0.2%
Twitter, Inc. Series A(1)(3)(4)	17	274
Twitter, Inc. Series B(1)(3)(4)	265	4,265
Twitter, Inc. Series C(1)(3)(4)	68	1,094
Twitter, Inc. Series D(1)(3)(4)	2,510	40,395
Twitter, Inc. Series G2(1)(3)(4)	10,689	172,025
Total Convertible Preferred Stock (cost $218,053)		218,053
Total Long-Term Investment Securities (cost $111,591,826)		130,285,804
SHORT-TERM INVESTMENT SECURITIES — 0.4%
Registered Investment Companies — 0.4%
T. Rowe Price Reserve Investment Fund (cost $527,503)	527,502	527,502
TOTAL INVESTMENTS (cost $112,119,328)(2)	99.9%	130,813,306
Other assets less liabilities	0.1	97,172
NET ASSETS	100.0%	$130,910,478

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2011, the aggregate value of these securities was $491,400 representing 0.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Illiquid security. At September 30, 2011 the aggregate value of these securities was $2,016,500 representing 1.5% of net assets.

(2)  See Note 4 for cost of investments on a tax basis

(3)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 3.

(4)  Denotes a restricted security that (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 3. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exits. As of September 30, 2011, the Stock Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value per Share	% of Net Assets
Facebook, Inc. Class A Common Stock	8/18/11	11,080	$345,110	$345,110	$31.15	0.26%
Facebook, Inc. Class B Common Stock	3/31/11	24,148	603,700
	5/19/11	3,357	84,083
		27,505	687,783	856,701	31.15	0.65%
Twitter, Inc. Common Stock	9/13/11	6,539	105,236	105,236	16.09	0.08%
Twitter, Inc. Series A Convertible Preferred Stock	9/13/11	17	274	274	16.12	0.00%
Twitter, Inc. Series B Convertible Preferred Stock	9/13/11	265	4,265	4,265	16.09	0.00%
Twitter, Inc. Series C Convertible Preferred Stock	9/13/11	68	1,094	1,094	16.09	0.00%
Twitter, Inc. Series D Convertible Preferred Stock	9/13/11	2,510	40,395	40,395	16.09	0.03%
Twitter, Inc. Series G2 Convertible Preferred Stock	7/28/11	10,689	172,025	172,025	16.09	0.13%
				$1,525,100		1.15%

(5)  Security was valued using fair value procedures at September 30, 2011. The aggregate value of these securities was $3,202,100 representing 2.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 3 regarding fair value pricing for foreign equity securities.

ADR — American Depository Receipt

GDR — Global Depository Receipt

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2011 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Computers	$12,540,822	$—		$—	$12,540,822
Web Portals/ISP	8,858,437	—		1,307,047	10,165,484
Other Industries*	104,159,345	3,202,100	#	—	107,361,445
Convertible Preferred Stock	—	—		218,053	218,053
Short-Term Investment Securities:
Registered Investment Companies	—	527,502		—	527,502
Total	$125,558,604	$3,729,602		$1,525,100	$130,813,306

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

#  Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $3,202,100 representing 2.4% of net ssets. See Note 3.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock	Convertible Preferred Stock
Balance as of 3/31/2011	$603,700	$—
Accrued discounts	—	—
Accrued premiums	—	—
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation(1)	168,919	—
Change in unrealized depreciation(1)	—	—
Net purchases	534,428	218,053
Net sales	—	—
Transfers into Level 3(2)	—	—
Transfers out of Level 3(2)	—	—
Balance as of 9/30/2011	$1,307,047	$218,053

(1)  The total change in unrealized appreciation(depreciation) included in the statement of operations attributable to level 3 investments still held at September 30, 2011 includes:

Common Stock	Convertible Preferred Stock
$168,919	$—

(2)  The Fund's policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO PROFILE — September 30, 2011 (unaudited)

Industry Allocation*
Computers	7.2%
Medical-Biomedical/Gene	4.5
Oil-Field Services	4.0
Applications Software	3.7
E-Commerce/Services	3.1
Wireless Equipment	2.9
Beverages-Non-alcoholic	2.8
Enterprise Software/Service	2.6
Pharmacy Services	2.6
Multimedia	2.4
Retail-Apparel/Shoe	2.3
Transport-Services	2.3
Electronic Components-Semiconductors	2.2
Semiconductor Components-Integrated Circuits	2.1
Web Portals/ISP	2.0
Cosmetics & Toiletries	2.0
Commercial Services-Finance	1.9
Computers-Memory Devices	1.9
Oil Companies-Exploration & Production	1.7
Medical Products	1.6
Athletic Footwear	1.5
Retail-Restaurants	1.4
Industrial Automated/Robotic	1.4
Medical-Drugs	1.4
Computer Services	1.4
Retail-Discount	1.4
Industrial Gases	1.1
Metal Processors & Fabrication	1.1
Diversified Manufacturing Operations	1.0
Medical Instruments	1.0
Metal-Diversified	1.0
Finance-Other Services	0.9
Finance-Credit Card	0.9
Vitamins & Nutrition Products	0.9
Instruments-Scientific	0.9
Auto-Cars/Light Trucks	0.9
Electronic Connectors	0.8
E-Commerce/Products	0.8
Tobacco	0.8
Telephone-Integrated	0.7
Commercial Services	0.7
Retail-Jewelry	0.7
Retail-Building Products	0.7
Real Estate Investment Trusts	0.7
Electric Products-Misc.	0.7
Finance-Investment Banker/Broker	0.7
Oil Field Machinery & Equipment	0.6
Electronic Components-Misc.	0.6
Retail-Bedding	0.6
Cable/Satellite TV	0.6
Hotels/Motels	0.6
Insurance-Life/Health	0.5
Medical-Generic Drugs	0.5
Banks-Commercial	0.5
Casino Hotels	0.5
Web Hosting/Design	0.5
Real Estate Management/Services	0.4
Chemicals-Diversified	0.4
Food-Misc.	0.4
Banks-Fiduciary	0.4
Transport-Rail	0.4%
Electronic Forms	0.4
Chemicals-Specialty	0.4
Banks-Super Regional	0.4
Apparel Manufacturers	0.4
Networking Products	0.3
Aerospace/Defense-Equipment	0.3
Aerospace/Defense	0.3
Brewery	0.3
Investment Management/Advisor Services	0.3
Broadcast Services/Program	0.3
Exchange-Traded Funds	0.2
Agricultural Chemicals	0.2
Retail-Office Supplies	0.2
Repurchase Agreements	0.2
Machinery-Construction & Mining	0.2
Gold Mining	0.2
Electric-Integrated	0.2
Metal-Copper	0.2
Retail-Major Department Stores	0.2
Machinery-Farming	0.2
Consumer Products-Misc.	0.1
Instruments-Controls	0.1
Coal	0.1
Distribution/Wholesale	0.1
Retail-Auto Parts	0.1
Engines-Internal Combustion	0.1
Pipelines	0.1
Retail-Regional Department Stores	0.1
Electronic Measurement Instruments	0.1
Internet Security	0.1
Telecom Equipment-Fiber Optics	0.1
Real Estate Operations & Development	0.1
Medical Labs & Testing Services	0.1
Oil & Gas Drilling	0.1
Medical-HMO	0.1
Non-Hazardous Waste Disposal	0.1
Semiconductor Equipment	0.1
Food-Retail	0.1
Medical Information Systems	0.1
Advertising Agencies	0.1
Toys	0.1
Internet Infrastructure Software	0.1
Computers-Integrated Systems	0.1
96.5%

*  Calculated as a percentage of net assets

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCK — 96.1%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	6,759	$48,665
Omnicom Group, Inc.	2,447	90,147
		138,812
Aerospace/Defense — 0.3%
Boeing Co.	6,281	380,064
General Dynamics Corp.	2,862	162,819
Raytheon Co.	2,398	98,006
Rockwell Collins, Inc.	2,170	114,489
		755,378
Aerospace/Defense-Equipment — 0.3%
Goodrich Corp.	1,766	213,121
United Technologies Corp.	8,343	587,013
		800,134
Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	1,014	125,117
Monsanto Co.	4,154	249,406
Mosaic Co.	3,912	191,571
		566,094
Airlines — 0.0%
Southwest Airlines Co.	5,792	46,568
Apparel Manufacturers — 0.4%
Coach, Inc.	4,083	211,622
Prada SpA†(1)	118,400	491,468
Ralph Lauren Corp.	915	118,675
VF Corp.	710	86,279
		908,044
Applications Software — 3.7%
Citrix Systems, Inc.†	2,660	145,050
Compuware Corp.†	2,007	15,374
Intuit, Inc.	4,294	203,707
Microsoft Corp.	314,006	7,815,609
Red Hat, Inc.†	2,726	115,201
Salesforce.com, Inc.†	7,292	833,330
		9,128,271
Athletic Footwear — 1.5%
NIKE, Inc., Class B	43,799	3,745,253
Audio/Video Products — 0.0%
Harman International Industries, Inc.	573	16,376
Auto-Cars/Light Trucks — 0.9%
Ford Motor Co.†	216,817	2,096,620
Auto-Heavy Duty Trucks — 0.0%
PACCAR, Inc.	2,220	75,080
Banks-Commercial — 0.5%
Standard Chartered PLC(1)	61,936	1,236,205
Banks-Fiduciary — 0.4%
Northern Trust Corp.	29,623	1,036,213
Banks-Super Regional — 0.4%
Huntington Bancshares, Inc.	3,781	18,149
KeyCorp	2,826	16,758
Wells Fargo & Co.	36,544	881,441
		916,348

Security Description	Shares	Value (Note 3)
Beverages-Non-alcoholic — 2.8%
Coca-Cola Co.	47,686	$3,221,666
Coca-Cola Enterprises, Inc.	4,506	112,109
Dr. Pepper Snapple Group, Inc.	3,064	118,822
PepsiCo, Inc.	54,374	3,365,751
		6,818,348
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	1,425	99,950
Brewery — 0.3%
Anheuser-Busch InBev NV(1)	12,304	652,523
Broadcast Services/Program — 0.3%
Discovery Communications, Inc., Class A†	15,205	572,012
Scripps Networks Interactive, Inc., Class A	1,394	51,815
		623,827
Building-Residential/Commercial — 0.0%
Lennar Corp., Class A	1,136	15,381
Cable/Satellite TV — 0.6%
Cablevision Systems Corp., Class A	3,179	50,006
Comcast Corp., Class A	38,832	811,589
DIRECTV, Class A†	10,428	440,583
Time Warner Cable, Inc.	2,986	187,132
		1,489,310
Casino Hotels — 0.5%
MGM Resorts International†	118,113	1,097,270
Wynn Resorts, Ltd.	1,130	130,040
		1,227,310
Casino Services — 0.0%
International Game Technology	1,813	26,343
Cellular Telecom — 0.0%
MetroPCS Communications, Inc.†	4,141	36,068
Chemicals-Diversified — 0.4%
E.I. du Pont de Nemours & Co.	7,771	310,607
FMC Corp.	1,012	69,990
Israel Chemicals, Ltd.(1)	53,102	605,800
PPG Industries, Inc.	1,335	94,331
		1,080,728
Chemicals-Specialty — 0.4%
Eastman Chemical Co.	506	34,676
Ecolab, Inc.	16,883	825,410
International Flavors & Fragrances, Inc.	1,142	64,203
Sigma-Aldrich Corp.	1,725	106,588
		1,030,877
Coal — 0.1%
Alpha Natural Resources, Inc.†	2,175	38,476
Consol Energy, Inc.	3,203	108,678
Peabody Energy Corp.	3,825	129,591
		276,745
Coatings/Paint — 0.0%
Sherwin-Williams Co.	636	47,268
Commercial Services — 0.7%
Iron Mountain, Inc.	56,939	1,800,411

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Commercial Services-Finance — 1.9%
Automatic Data Processing, Inc.	4,427	$208,733
Equifax, Inc.	1,038	31,908
Mastercard, Inc., Class A	8,378	2,657,166
Moody's Corp.	1,535	46,741
Paychex, Inc.	2,595	68,430
Total System Services, Inc.	856	14,492
Visa, Inc., Class A	7,226	619,413
Western Union Co.	67,600	1,033,604
		4,680,487
Computer Aided Design — 0.0%
Autodesk, Inc.†	3,232	89,785
Computer Services — 1.4%
Accenture PLC, Class A	4,551	239,747
Cognizant Technology Solutions Corp., Class A†	4,289	268,920
International Business Machines Corp.	16,869	2,952,581
		3,461,248
Computers — 7.2%
Apple, Inc.†	46,084	17,566,299
Hewlett-Packard Co.	15,821	355,182
		17,921,481
Computers-Integrated Systems — 0.1%
Teradata Corp.†	2,377	127,241
Computers-Memory Devices — 1.9%
EMC Corp.†	136,537	2,865,911
NetApp, Inc.†	44,742	1,518,543
SanDisk Corp.†	3,379	136,343
Western Digital Corp.†	3,294	84,722
		4,605,519
Consulting Services — 0.0%
SAIC, Inc.†	1,795	21,199
Consumer Products-Misc. — 0.1%
Clorox Co.	1,151	76,346
Kimberly-Clark Corp.	3,376	239,730
		316,076
Containers-Metal/Glass — 0.0%
Ball Corp.	2,310	71,656
Cosmetics & Toiletries — 2.0%
Avon Products, Inc.	78,705	1,542,618
Colgate-Palmolive Co.	6,872	609,409
Estee Lauder Cos., Inc., Class A	1,597	140,280
Procter & Gamble Co.	40,394	2,552,093
		4,844,400
Cruise Lines — 0.0%
Carnival Corp.	3,331	100,929
Data Processing/Management — 0.0%
Dun & Bradstreet Corp.	695	42,576
Fiserv, Inc.†	1,140	57,878
		100,454
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	1,217	37,350
Patterson Cos., Inc.	1,322	37,849
		75,199

Security Description	Shares	Value (Note 3)
Dialysis Centers — 0.0%
DaVita, Inc.†	1,319	$82,662
Disposable Medical Products — 0.0%
C.R. Bard, Inc.	1,224	107,149
Distribution/Wholesale — 0.1%
Fastenal Co.	4,169	138,744
WW Grainger, Inc.	859	128,455
		267,199
Diversified Manufacturing Operations — 1.0%
3M Co.	5,513	395,778
Danaher Corp.	35,043	1,469,704
Dover Corp.	1,419	66,125
Eaton Corp.	2,313	82,112
Illinois Tool Works, Inc.	3,679	153,046
Ingersoll-Rand PLC	4,675	131,321
ITT Corp.	1,387	58,254
Parker Hannifin Corp.	1,292	81,564
Tyco International, Ltd.	3,083	125,632
		2,563,536
Diversified Operations — 0.0%
Leucadia National Corp.	1,679	38,080
E-Commerce/Products — 0.8%
Amazon.com, Inc.†	9,354	2,022,615
E-Commerce/Services — 3.1%
eBay, Inc.†	247,271	7,292,022
Expedia, Inc.	2,750	70,812
Netflix, Inc.†	742	83,965
priceline.com, Inc.†	703	315,970
		7,762,769
Electric Products-Misc. — 0.7%
Emerson Electric Co.	39,166	1,617,947
Molex, Inc.	715	14,565
		1,632,512
Electric-Integrated — 0.2%
Dominion Resources, Inc.	3,458	175,563
Southern Co.	4,725	200,198
Wisconsin Energy Corp.	1,518	47,498
		423,259
Electronic Components-Misc. — 0.6%
TE Connectivity, Ltd.	54,965	1,546,715
Electronic Components-Semiconductors — 2.2%
Advanced Micro Devices, Inc.†	8,203	41,671
Altera Corp.	4,577	144,313
Broadcom Corp., Class A†	6,801	226,405
Intel Corp.	43,020	917,617
LSI Corp.†	3,480	18,026
Microchip Technology, Inc.	2,693	83,779
Micron Technology, Inc.†	14,182	71,477
NVIDIA Corp.†	54,448	680,600
Texas Instruments, Inc.	40,869	1,089,159
Xilinx, Inc.	76,640	2,103,002
		5,376,049
Electronic Connectors — 0.8%
Amphenol Corp., Class A	50,721	2,067,895

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Electronic Forms — 0.4%
Adobe Systems, Inc.†	42,788	$1,034,186
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	4,904	153,250
FLIR Systems, Inc.	2,256	56,513
		209,763
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	829	52,401
Engineering/R&D Services — 0.0%
Fluor Corp.	1,399	65,123
Engines-Internal Combustion — 0.1%
Cummins, Inc.	2,750	224,565
Enterprise Software/Service — 2.6%
BMC Software, Inc.†	2,479	95,590
CA, Inc.	3,582	69,527
Oracle Corp.	220,876	6,347,976
		6,513,093
Entertainment Software — 0.0%
Electronic Arts, Inc.†	1,983	40,552
Filtration/Separation Products — 0.0%
Pall Corp.	1,643	69,663
Finance-Credit Card — 0.9%
American Express Co.	47,350	2,126,015
Finance-Investment Banker/Broker — 0.7%
Charles Schwab Corp.	143,035	1,612,004
Finance-Other Services — 0.9%
CME Group, Inc.	6,355	1,565,872
IntercontinentalExchange, Inc.†	4,741	560,671
		2,126,543
Food-Confectionery — 0.0%
Hershey Co.	1,289	76,360
Food-Meat Products — 0.0%
Hormel Foods Corp.	1,197	32,343
Food-Misc. — 0.4%
Campbell Soup Co.	1,346	43,570
General Mills, Inc.	5,754	221,356
H.J. Heinz Co.	2,902	146,493
Kellogg Co.	2,152	114,465
Kraft Foods, Inc., Class A	11,974	402,087
McCormick & Co., Inc.	1,140	52,623
Sara Lee Corp.	4,409	72,087
		1,052,681
Food-Retail — 0.1%
Whole Foods Market, Inc.	2,228	145,511
Gold Mining — 0.2%
Newmont Mining Corp.	6,981	439,105
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	1,217	98,236
Hotels/Motels — 0.6%
Marriott International, Inc., Class A	46,549	1,267,995
Starwood Hotels & Resorts Worldwide, Inc.	2,715	105,396
Wyndham Worldwide Corp.	2,318	66,086
		1,439,477

Security Description	Shares	Value (Note 3)
Human Resources — 0.0%
Monster Worldwide, Inc.†	949	$6,814
Robert Half International, Inc.	880	18,673
		25,487
Industrial Automated/Robotic — 1.4%
FANUC Corp.(1)	21,600	2,973,861
Rockwell Automation, Inc.	8,818	493,808
		3,467,669
Industrial Gases — 1.1%
Air Products & Chemicals, Inc.	1,656	126,469
Airgas, Inc.	635	40,526
Praxair, Inc.	26,186	2,447,867
		2,614,862
Instruments-Controls — 0.1%
Honeywell International, Inc.	7,074	310,619
Instruments-Scientific — 0.9%
PerkinElmer, Inc.	878	16,866
Thermo Fisher Scientific, Inc.†	39,451	1,997,799
Waters Corp.†	1,290	97,382
		2,112,047
Insurance-Life/Health — 0.5%
Aflac, Inc.	4,025	140,674
Prudential PLC(1)	136,816	1,171,033
		1,311,707
Internet Infrastructure Software — 0.1%
Akamai Technologies, Inc.†	2,604	51,768
F5 Networks, Inc.†	1,140	80,997
		132,765
Internet Security — 0.1%
Symantec Corp.†	10,590	172,617
VeriSign, Inc.	1,293	36,993
		209,610
Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc.	3,334	131,226
BlackRock, Inc.	1,020	150,970
Federated Investors, Inc., Class B	839	14,708
Franklin Resources, Inc.	1,316	125,862
Invesco, Ltd.	2,994	46,437
Janus Capital Group, Inc.	1,264	7,584
T. Rowe Price Group, Inc.	3,621	172,975
		649,762
Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	4,928	363,884
Joy Global, Inc.	1,485	92,634
		456,518
Machinery-Farming — 0.2%
Deere & Co.	5,846	377,476
Machinery-General Industrial — 0.0%
Roper Industries, Inc.	1,357	93,511
Machinery-Pumps — 0.0%
Flowserve Corp.	787	58,238
Medical Information Systems — 0.1%
Cerner Corp.†	2,053	140,672

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Medical Instruments — 1.0%
Edwards Lifesciences Corp.†	1,624	$115,759
Intuitive Surgical, Inc.†	552	201,083
Medtronic, Inc.	9,547	317,342
St. Jude Medical, Inc.	50,570	1,830,128
		2,464,312
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	1,430	113,042
Quest Diagnostics, Inc.	1,118	55,184
		168,226
Medical Products — 1.6%
Baxter International, Inc.	22,717	1,275,332
Becton, Dickinson and Co.	1,966	144,147
Hospira, Inc.†	2,329	86,173
Johnson & Johnson	33,670	2,145,116
Stryker Corp.	4,663	219,767
Varian Medical Systems, Inc.†	1,655	86,325
Zimmer Holdings, Inc.†	1,695	90,683
		4,047,543
Medical-Biomedical/Gene — 4.5%
Amgen, Inc.	23,259	1,278,082
Biogen Idec, Inc.†	3,426	319,132
Celgene Corp.†	104,700	6,483,024
Gilead Sciences, Inc.†	37,447	1,452,943
Life Technologies Corp.†	2,549	97,958
Vertex Pharmaceuticals, Inc.†	32,507	1,447,862
		11,079,001
Medical-Drugs — 1.4%
Abbott Laboratories	21,987	1,124,415
Allergan, Inc.	4,344	357,859
Bristol-Myers Squibb Co.	13,010	408,254
Cephalon, Inc.†	440	35,508
Eli Lilly & Co.	14,391	532,035
Forest Laboratories, Inc.†	2,560	78,822
Merck & Co., Inc.	28,286	925,235
		3,462,128
Medical-Generic Drugs — 0.5%
Mylan, Inc.†	6,021	102,357
Teva Pharmaceutical Industries, Ltd. ADR	28,934	1,076,924
Watson Pharmaceuticals, Inc.†	1,777	121,280
		1,300,561
Medical-HMO — 0.1%
CIGNA Corp.	3,817	160,085
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	6,689	27,626
Medical-Wholesale Drug Distribution — 0.0%
AmerisourceBergen Corp.	1,940	72,304
Metal Processors & Fabrication — 1.1%
Precision Castparts Corp.	16,719	2,599,136
Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	13,389	407,695

Security Description	Shares	Value (Note 3)
Metal-Diversified — 1.0%
Ivanhoe Mines, Ltd.†	173,632	$2,378,758
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc.	2,062	105,513
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	1,469	50,431
Multimedia — 2.4%
McGraw-Hill Cos., Inc.	2,426	99,466
News Corp., Class A	256,468	3,967,560
Viacom, Inc., Class B	39,005	1,511,054
Walt Disney Co.	14,157	426,975
		6,005,055
Networking Products — 0.3%
Cisco Systems, Inc.	44,284	685,959
Juniper Networks, Inc.†	7,529	129,951
		815,910
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	496	7,430
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	2,486	69,757
Waste Management, Inc.	2,600	84,656
		154,413
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	568	14,245
Oil & Gas Drilling — 0.1%
Diamond Offshore Drilling, Inc.	982	53,755
Helmerich & Payne, Inc.	832	33,779
Noble Corp.†	2,709	79,509
		167,043
Oil Companies-Exploration & Production — 1.7%
Anadarko Petroleum Corp.	2,531	159,579
Apache Corp.	2,657	213,198
Cabot Oil & Gas Corp.	635	39,313
Chesapeake Energy Corp.	3,547	90,626
Denbury Resources, Inc.†	5,684	65,366
Devon Energy Corp.	23,165	1,284,268
EOG Resources, Inc.	1,745	123,912
EQT Corp.	950	50,692
Newfield Exploration Co.†	1,869	74,181
Noble Energy, Inc.	1,122	79,438
Occidental Petroleum Corp.	13,108	937,222
Pioneer Natural Resources Co.	1,650	108,520
Range Resources Corp.	1,115	65,183
Southwestern Energy Co.†	30,691	1,022,931
		4,314,429
Oil Companies-Integrated — 0.0%
Murphy Oil Corp.	1,367	60,367
Oil Field Machinery & Equipment — 0.6%
Cameron International Corp.†	18,498	768,407
FMC Technologies, Inc.†	3,393	127,577
National Oilwell Varco, Inc.	13,281	680,253
		1,576,237

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Oil-Field Services — 4.0%
Baker Hughes, Inc.	35,556	$1,641,265
Halliburton Co.	99,520	3,037,351
Schlumberger, Ltd.	87,492	5,225,897
		9,904,513
Pharmacy Services — 2.6%
Express Scripts, Inc.†	60,536	2,244,069
Medco Health Solutions, Inc.†	86,994	4,079,149
		6,323,218
Pipelines — 0.1%
El Paso Corp.	6,310	110,299
Spectra Energy Corp.	4,593	112,666
		222,965
Real Estate Investment Trusts — 0.7%
Apartment Investment & Management Co., Class A	922	20,395
AvalonBay Communities, Inc.	1,328	151,458
Boston Properties, Inc.	975	86,873
Equity Residential	4,188	217,232
HCP, Inc.	3,221	112,928
Health Care REIT, Inc.	1,078	50,450
Host Hotels & Resorts, Inc.	4,389	48,016
Kimco Realty Corp.	1,782	26,783
Plum Creek Timber Co., Inc.	1,053	36,550
ProLogis, Inc.	2,205	53,471
Public Storage	1,201	133,731
Simon Property Group, Inc.	4,147	456,087
Ventas, Inc.	4,067	200,910
Vornado Realty Trust	1,198	89,395
		1,684,279
Real Estate Management/Services — 0.4%
Cbre Group Inc	81,669	1,099,265
Real Estate Operations & Development — 0.1%
Hang Lung Properties, Ltd.(1)	60,015	177,428
Retail-Apparel/Shoe — 2.3%
Abercrombie & Fitch Co., Class A	712	43,831
Gap, Inc.	2,744	44,562
Limited Brands, Inc.	98,047	3,775,790
PVH Corp.	10,263	597,717
Ross Stores, Inc.	1,633	128,501
Urban Outfitters, Inc.†	46,980	1,048,594
		5,638,995
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	411	131,187
O'Reilly Automotive, Inc.†	1,920	127,930
		259,117
Retail-Automobile — 0.0%
CarMax, Inc.†	3,196	76,225
Retail-Bedding — 0.6%
Bed Bath & Beyond, Inc.†	26,508	1,519,173
Retail-Building Products — 0.7%
Lowe's Cos., Inc.	89,568	1,732,245
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	2,438	56,805

Security Description	Shares	Value (Note 3)
Retail-Discount — 1.4%
Big Lots, Inc.†	528	$18,390
Costco Wholesale Corp.	30,650	2,516,978
Family Dollar Stores, Inc.	1,698	86,361
Target Corp.	16,406	804,550
		3,426,279
Retail-Jewelry — 0.7%
Cie Financiere Richemont SA, Class A(1)	37,914	1,683,030
Tiffany & Co.	1,797	109,293
		1,792,323
Retail-Major Department Stores — 0.2%
Nordstrom, Inc.	2,313	105,658
TJX Cos., Inc.	5,382	298,539
		404,197
Retail-Office Supplies — 0.2%
Staples, Inc.	35,801	476,153
Retail-Regional Department Stores — 0.1%
Kohl's Corp.	2,383	117,005
Macy's, Inc.	3,741	98,463
		215,468
Retail-Restaurants — 1.4%
Chipotle Mexican Grill, Inc.†	443	134,207
Darden Restaurants, Inc.	1,901	81,268
McDonald's Corp.	24,704	2,169,505
Starbucks Corp.	10,539	392,999
Yum! Brands, Inc.	15,805	780,609
		3,558,588
Savings & Loans/Thrifts — 0.0%
Hudson City Bancorp, Inc.	4,098	23,195
Schools — 0.0%
Apollo Group, Inc., Class A†	1,732	68,605
DeVry, Inc.	869	32,118
		100,723
Semiconductor Components-Integrated Circuits — 2.1%
Analog Devices, Inc.	4,230	132,188
Linear Technology Corp.	3,219	89,005
QUALCOMM, Inc.	102,515	4,985,304
		5,206,497
Semiconductor Equipment — 0.1%
Applied Materials, Inc.	7,258	75,120
KLA-Tencor Corp.	1,132	43,333
Novellus Systems, Inc.†	482	13,140
Teradyne, Inc.†	1,499	16,504
		148,097
Steel-Producers — 0.0%
United States Steel Corp.	488	10,741
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	601	22,231
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	13,982	172,818
JDS Uniphase Corp.†	3,221	32,113
		204,931
Telecommunication Equipment — 0.0%
Harris Corp.	934	31,915

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Telephone-Integrated — 0.7%
AT&T, Inc.	35,156	$1,002,649
CenturyLink, Inc.	4,354	144,204
Frontier Communications Corp.	6,607	40,369
Verizon Communications, Inc.	15,993	588,542
Windstream Corp.	4,322	50,395
		1,826,159
Tobacco — 0.8%
Altria Group, Inc.	10,240	274,535
Lorillard, Inc.	880	97,416
Philip Morris International, Inc.	24,811	1,547,710
Reynolds American, Inc.	2,436	91,301
		2,010,962
Tools-Hand Held — 0.0%
Snap-on, Inc.	370	16,428
Stanley Black & Decker, Inc.	1,189	58,380
		74,808
Toys — 0.1%
Hasbro, Inc.	1,708	55,698
Mattel, Inc.	3,051	78,990
		134,688
Transport-Rail — 0.4%
CSX Corp.	9,283	173,314
Norfolk Southern Corp.	2,014	122,894
Union Pacific Corp.	9,042	738,460
		1,034,668
Transport-Services — 2.3%
C.H. Robinson Worldwide, Inc.	31,420	2,151,327
Expeditors International of Washington, Inc.	1,678	68,043
United Parcel Service, Inc., Class B	53,824	3,398,986
		5,618,356
Vitamins & Nutrition Products — 0.9%
Mead Johnson Nutrition Co.	30,771	2,117,968
Web Hosting/Design — 0.5%
Equinix, Inc.†	12,803	1,137,291
Web Portals/ISP — 2.0%
Google, Inc., Class A†	9,335	4,801,737
Yahoo!, Inc.†	8,382	110,307
		4,912,044

Security Description	Shares/ Principal Amount	Value (Note 3)
Wireless Equipment — 2.9%
American Tower Corp., Class A†	59,689	$3,211,268
Crown Castle International Corp.†	96,960	3,943,363
		7,154,631
Total Common Stock (cost $230,790,999)		238,090,752
EXCHANGE-TRADED FUNDS — 0.2%
iShares S&P 500 Growth Index Fund (cost $683,982)	10,600	649,144
Total Long-Term Investment Securities (cost $231,474,981)		238,739,896
SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.00% due 12/15/11(2) (cost $55,000)	$55,000	54,998
REPURCHASE AGREEMENT — 0.2%
State Street Bank and Trust Co. Joint Repurchase Agreement(3) (cost $457,000)	457,000	457,000
TOTAL INVESTMENTS (cost $231,986,981)(4)	96.5%	239,251,894
Other assets less liabilities	3.5	8,590,305
NET ASSETS	100.0%	$247,842,199

†  Non-income producing security

(1)  Security was valued using fair value procedures at September 30, 2011. The aggregate value of these securities was $8,991,348 representing 3.6% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 3 regarding fair value pricing for foreign equity securities.

(2)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3)  See Note 3 for details of Joint Repurchase Agreements.

(4)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2011	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Growth Index	December 2011	$625,520	$612,200	$(13,320)

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2011 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Computers	$17,921,481	$—		$—	$17,921,481
Other Industries*	211,177,923	8,991,348	#	—	220,169,271
Exchange Traded Funds	649,144	—		—	649,144
Short-Term Investment Securities:
U.S. Government Treasuries	—	54,998		—	54,998
Repurchase Agreements	—	457,000		—	457,000
Total	$229,748,548	$9,503,346		$—	$239,251,894
Liabilities:
Other Financial Instruments+
Open Futures Contracts - Depreciation	$13,320	$—		$—	$13,320

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

#  Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $8,991,348 representing 3.6% of net ssets. See Note 3.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO PROFILE — September 30, 2011 (unaudited)

Industry Allocation*
Oil Companies-Integrated	10.8%
Diversified Manufacturing Operations	6.1
Electric-Integrated	6.0
Diversified Banking Institutions	5.7
Banks-Super Regional	5.0
Medical-Drugs	3.7
Telephone-Integrated	3.5
Oil Companies-Exploration & Production	2.5
Medical Products	1.8
Multimedia	1.7
Electronic Components-Semiconductors	1.7
Food-Misc.	1.5
Insurance-Multi-line	1.5
Retail-Building Products	1.4
Computers	1.3
Insurance-Life/Health	1.3
Investment Management/Advisor Services	1.2
Agricultural Chemicals	1.2
Steel-Producers	1.1
Medical-HMO	1.1
Medical-Biomedical/Gene	1.1
Networking Products	1.1
Semiconductor Components-Integrated Circuits	1.0
Aerospace/Defense	1.0
Insurance Brokers	1.0
Retail-Regional Department Stores	1.0
Registered Investment Companies	1.0
Retail-Discount	1.0
Cable/Satellite TV	0.9
Applications Software	0.9
Consumer Products-Misc.	0.9
Chemicals-Diversified	0.9
Tobacco	0.9
Finance-Credit Card	0.9
Cosmetics & Toiletries	0.9
Banks-Commercial	0.9
Insurance-Reinsurance	0.8
Oil-Field Services	0.8
Banks-Fiduciary	0.7
Oil & Gas Drilling	0.7
Transport-Services	0.7
Agricultural Operations	0.7
Auto-Cars/Light Trucks	0.7
Paper & Related Products	0.6
Brewery	0.6
Web Portals/ISP	0.6
Gas-Distribution	0.6
Medical-Generic Drugs	0.5
Retail-Major Department Stores	0.5
Real Estate Investment Trusts	0.5
Repurchase Agreements	0.5
Retail-Drug Store	0.5
Beverages-Wine/Spirits	0.5
Insurance-Property/Casualty	0.5
Instruments-Controls	0.4
Computer Services	0.4
Television	0.4
Wireless Equipment	0.4
Rubber-Tires	0.4
Pipelines	0.4
Beverages-Non-alcoholic	0.4%
Containers-Metal/Glass	0.4
Building Products-Cement	0.4
Toys	0.4
Tools-Hand Held	0.4
Telecommunication Equipment	0.3
Home Decoration Products	0.3
Electric Products-Misc.	0.3
Food-Confectionery	0.3
Finance-Other Services	0.3
Appliances	0.3
Semiconductor Equipment	0.3
Transport-Rail	0.3
Retail-Office Supplies	0.3
Finance-Consumer Loans	0.3
Medical-Wholesale Drug Distribution	0.3
Quarrying	0.3
Distribution/Wholesale	0.2
Telecom Equipment-Fiber Optics	0.2
Chemicals-Specialty	0.2
Commercial Services-Finance	0.2
Medical Labs & Testing Services	0.2
Cellular Telecom	0.2
Motorcycle/Motor Scooter	0.2
Aerospace/Defense-Equipment	0.2
Machinery-Construction & Mining	0.2
Medical Instruments	0.2
Hotels/Motels	0.2
Office Supplies & Forms	0.1
Food-Retail	0.1
Auto/Truck Parts & Equipment-Original	0.1
Building Products-Wood	0.1
Advertising Agencies	0.1
Oil Refining & Marketing	0.1
Auto-Heavy Duty Trucks	0.1
Food-Wholesale/Distribution	0.1
Publishing-Newspapers	0.1
Office Automation & Equipment	0.1
Non-Hazardous Waste Disposal	0.1
Professional Sports	0.1
Metal-Aluminum	0.1
Data Processing/Management	0.1
Finance-Investment Banker/Broker	0.1
Industrial Gases	0.1
Instruments-Scientific	0.1
Engineering/R&D Services	0.1
Commercial Services	0.1
Cruise Lines	0.1
Food-Meat Products	0.1
Electronics-Military	0.1
Electric-Generation	0.1
Exchange-Traded Funds	0.1
99.1%

*  Calculated as a percentage of net assets

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCK — 97.3%
Advertising Agencies — 0.1%
Omnicom Group, Inc.	1,796	$66,164
WPP PLC(1)	23,668	218,270
		284,434
Aerospace/Defense — 1.0%
Boeing Co.	17,313	1,047,610
General Dynamics Corp.	2,692	153,148
Lockheed Martin Corp.	11,554	839,282
Northrop Grumman Corp.	4,702	245,256
Raytheon Co.	6,709	274,197
		2,559,493
Aerospace/Defense-Equipment — 0.2%
United Technologies Corp.	5,378	378,396
Agricultural Chemicals — 1.2%
CF Industries Holdings, Inc.	6,650	820,543
Monsanto Co.	18,969	1,138,899
Mosaic Co.	20,600	1,008,782
		2,968,224
Agricultural Operations — 0.7%
Archer-Daniels-Midland Co.	72,177	1,790,711
Airlines — 0.0%
Southwest Airlines Co.	6,662	53,562
Apparel Manufacturers — 0.0%
VF Corp.	616	74,856
Appliances — 0.3%
Whirlpool Corp.	16,692	833,098
Applications Software — 0.9%
Compuware Corp.†	1,294	9,912
Microsoft Corp.	93,900	2,337,171
		2,347,083
Audio/Video Products — 0.0%
Harman International Industries, Inc.	497	14,204
Auto-Cars/Light Trucks — 0.5%
Ford Motor Co.†	26,344	254,746
General Motors Co.†	47,200	952,496
		1,207,242
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	8,123	274,720
Auto/Truck Parts & Equipment-Original — 0.1%
Johnson Controls, Inc.	11,494	303,097
Banks-Commercial — 0.9%
BB&T Corp.	82,987	1,770,113
First Horizon National Corp.	4,459	26,576
M&T Bank Corp.	2,124	148,467
Regions Financial Corp.	69,885	232,717
Zions Bancorporation	3,116	43,842
		2,221,715
Banks-Fiduciary — 0.7%
Bank of New York Mellon Corp.	46,344	861,535
Northern Trust Corp.	20,949	732,796
State Street Corp.	8,523	274,100
		1,868,431

Security Description	Shares	Value (Note 3)
Banks-Super Regional — 5.0%
Capital One Financial Corp.	20,868	$826,999
Comerica, Inc.	3,398	78,052
Fifth Third Bancorp	15,554	157,096
Huntington Bancshares, Inc.	10,073	48,350
KeyCorp	21,229	125,888
PNC Financial Services Group, Inc.	64,298	3,098,521
SunTrust Banks, Inc.	41,478	744,530
US Bancorp	88,882	2,092,282
Wells Fargo & Co.	229,032	5,524,252
		12,695,970
Beverages-Non-alcoholic — 0.4%
PepsiCo, Inc.	14,900	922,310
Beverages-Wine/Spirits — 0.5%
Beam, Inc.	22,342	1,208,255
Constellation Brands, Inc., Class A†	3,119	56,142
		1,264,397
Brewery — 0.6%
Anheuser-Busch InBev NV ADR	20,870	1,105,693
Molson Coors Brewing Co., Class B	11,555	457,693
		1,563,386
Building & Construction Products-Misc. — 0.0%
USG Corp.†	12,200	82,106
Building Products-Cement — 0.4%
CRH PLC ADR	57,550	892,601
Building Products-Wood — 0.1%
Masco Corp.	42,252	300,834
Building-Residential/Commercial — 0.0%
D.R. Horton, Inc.	4,702	42,506
Lennar Corp., Class A	1,360	18,415
Pulte Group, Inc.†	5,697	22,503
		83,424
Cable/Satellite TV — 0.9%
Cablevision Systems Corp., Class A	26,200	412,126
Comcast Corp., Class A	88,500	1,849,650
Time Warner Cable, Inc.	1,925	120,640
		2,382,416
Casino Services — 0.0%
International Game Technology	2,877	41,803
Cellular Telecom — 0.2%
Sprint Nextel Corp.†	50,634	153,927
Vodafone Group PLC(1)	147,115	379,902
		533,829
Chemicals-Diversified — 0.9%
Dow Chemical Co.	68,774	1,544,664
E.I. du Pont de Nemours & Co.	17,065	682,088
PPG Industries, Inc.	1,065	75,253
		2,302,005
Chemicals-Specialty — 0.2%
Eastman Chemical Co.	582	39,884
International Flavors & Fragrances, Inc.	9,300	522,846
		562,730
Coal — 0.0%
Alpha Natural Resources, Inc.†	1,225	21,670

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Coatings/Paint — 0.0%
Sherwin-Williams Co.	731	$54,328
Commercial Services — 0.1%
Iron Mountain, Inc.	1,580	49,960
Quanta Services, Inc.†	3,589	67,437
		117,397
Commercial Services-Finance — 0.2%
Automatic Data Processing, Inc.	2,981	140,554
Equifax, Inc.	828	25,453
H&R Block, Inc.	18,470	245,836
Moody's Corp.	1,565	47,654
Paychex, Inc.	2,343	61,785
Total System Services, Inc.	1,745	29,543
		550,825
Computer Services — 0.4%
Accenture PLC, Class A	5,448	287,000
Computer Sciences Corp.	29,322	787,296
		1,074,296
Computers — 1.3%
Apple, Inc.†	3,300	1,257,894
Dell, Inc.†	26,222	371,041
Hewlett-Packard Co.	78,833	1,769,801
		3,398,736
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	1,340	36,220
Consulting Services — 0.0%
SAIC, Inc.†	2,522	29,785
Consumer Products-Misc. — 0.9%
Clorox Co.	15,345	1,017,834
Kimberly-Clark Corp.	18,484	1,312,549
		2,330,383
Containers-Metal/Glass — 0.4%
Owens-Illinois, Inc.†	2,777	41,988
Rexam PLC ADR	36,050	862,316
		904,304
Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	1,749	51,263
Sealed Air Corp.	2,709	45,240
		96,503
Cosmetics & Toiletries — 0.9%
Avon Products, Inc.	36,800	721,280
Procter & Gamble Co.	24,161	1,526,492
		2,247,772
Cruise Lines — 0.1%
Carnival Corp.	3,831	116,079
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc.	4,191	101,925
Fiserv, Inc.†	1,029	52,242
		154,167
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	932	28,603

Security Description	Shares	Value (Note 3)
Distribution/Wholesale — 0.2%
Genuine Parts Co.	11,651	$591,871
Diversified Banking Institutions — 5.7%
Bank of America Corp.	527,814	3,230,222
Citigroup, Inc.	49,341	1,264,116
Credit Suisse Group AG ADR	40,150	1,053,536
Goldman Sachs Group, Inc.	17,253	1,631,271
JPMorgan Chase & Co.	221,493	6,671,369
Morgan Stanley	42,502	573,777
		14,424,291
Diversified Manufacturing Operations — 6.1%
3M Co.	22,099	1,586,487
Cooper Industries PLC	15,900	733,308
Danaher Corp.	3,752	157,359
Dover Corp.	1,447	67,430
Eaton Corp.	2,999	106,465
General Electric Co.	480,995	7,330,364
Illinois Tool Works, Inc.	26,905	1,119,248
Ingersoll-Rand PLC	45,750	1,285,117
ITT Corp.	13,373	561,666
Leggett & Platt, Inc.	2,394	47,377
Parker Hannifin Corp.	1,075	67,865
Textron, Inc.	29,240	515,794
Tyco International, Ltd.	44,212	1,801,639
		15,380,119
Diversified Operations — 0.0%
Leucadia National Corp.	1,340	30,391
Electric Products-Misc. — 0.3%
Emerson Electric Co.	20,167	833,099
Molex, Inc.	1,457	29,679
		862,778
Electric-Generation — 0.1%
AES Corp.†	11,113	108,463
Electric-Integrated — 6.0%
Ameren Corp.	4,086	121,640
American Electric Power Co., Inc.	8,155	310,053
CMS Energy Corp.	4,258	84,266
Consolidated Edison, Inc.	4,952	282,363
Constellation Energy Group, Inc	29,904	1,138,146
Dominion Resources, Inc.	5,486	278,524
DTE Energy Co.	2,863	140,344
Duke Energy Corp.	50,970	1,018,890
Edison International	34,709	1,327,619
Entergy Corp.	34,439	2,282,961
Exelon Corp.	37,306	1,589,609
FirstEnergy Corp.	17,072	766,704
Integrys Energy Group, Inc.	1,318	64,081
NextEra Energy, Inc.	7,142	385,811
Northeast Utilities	2,991	100,647
Pepco Holdings, Inc.	3,828	72,426
PG&E Corp.	6,802	287,793
Pinnacle West Capital Corp.	13,145	564,446
PPL Corp.	52,069	1,486,049
Progress Energy, Inc.	19,582	1,012,781
Public Service Enterprise Group, Inc.	8,555	285,481
SCANA Corp.	1,942	78,554
Southern Co.	8,846	374,805

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Electric-Integrated (continued)
TECO Energy, Inc.	14,048	$240,642
Wisconsin Energy Corp.	2,134	66,773
Xcel Energy, Inc.	35,494	876,347
		15,237,755
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc.	3,081	54,811
Electronic Components-Semiconductors — 1.7%
Freescale Semiconductor Holdings I, Ltd.†	40,800	450,024
Intel Corp.	102,992	2,196,819
LSI Corp.†	5,522	28,604
MEMC Electronic Materials, Inc.†	3,896	20,415
NVIDIA Corp.†	4,390	54,875
Texas Instruments, Inc.	11,400	303,810
Xilinx, Inc.	45,100	1,237,544
		4,292,091
Electronic Forms — 0.0%
Adobe Systems, Inc.†	4,008	96,873
Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	1,782	110,431
Engineering/R&D Services — 0.1%
Fluor Corp.	1,264	58,839
Jacobs Engineering Group, Inc.†	2,157	69,650
		128,489
Enterprise Software/Service — 0.0%
CA, Inc.	2,112	40,994
Entertainment Software — 0.0%
Electronic Arts, Inc.†	3,279	67,056
Finance-Consumer Loans — 0.3%
SLM Corp.	52,796	657,310
Finance-Credit Card — 0.9%
American Express Co.	46,503	2,087,985
Discover Financial Services	9,227	211,667
		2,299,652
Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	10,024	112,971
E*Trade Financial Corp.†	4,292	39,100
		152,071
Finance-Other Services — 0.3%
CME Group, Inc.	1,131	278,678
NASDAQ OMX Group, Inc.†	2,156	49,890
NYSE Euronext	22,827	530,500
		859,068
Food-Confectionery — 0.3%
Hershey Co.	12,172	721,070
J.M. Smucker Co.	1,925	140,313
		861,383
Food-Dairy Products — 0.0%
Dean Foods Co.†	3,105	27,541
Food-Meat Products — 0.1%
Hormel Foods Corp.	916	24,750
Tyson Foods, Inc., Class A	5,013	87,026
		111,776

Security Description	Shares	Value (Note 3)
Food-Misc. — 1.5%
Campbell Soup Co.	18,129	$586,836
ConAgra Foods, Inc.	31,011	751,086
General Mills, Inc.	33,045	1,271,241
H.J. Heinz Co.	1,954	98,638
Kellogg Co.	1,647	87,604
Kraft Foods, Inc., Class A	15,529	521,464
McCormick & Co., Inc.	8,972	414,148
Sara Lee Corp.	4,680	76,518
		3,807,535
Food-Retail — 0.1%
Kroger Co.	10,232	224,695
Safeway, Inc.	5,918	98,416
SUPERVALU, Inc.	3,588	23,896
		347,007
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	10,022	259,570
Gas-Distribution — 0.6%
CenterPoint Energy, Inc.	7,201	141,284
Nicor, Inc.	770	42,358
NiSource, Inc.	49,645	1,061,410
Sempra Energy	4,051	208,626
		1,453,678
Home Decoration Products — 0.3%
Newell Rubbermaid, Inc.	73,027	866,830
Hotel/Motels — 0.2%
Marriott International, Inc., Class A	13,304	362,401
Human Resources — 0.0%
Monster Worldwide, Inc.†	1,048	7,525
Robert Half International, Inc.	1,396	29,623
		37,148
Independent Power Producers — 0.0%
NRG Energy, Inc.†	4,079	86,516
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	1,622	123,872
Airgas, Inc.	391	24,954
		148,826
Instruments-Controls — 0.4%
Honeywell International, Inc.	24,663	1,082,952
Instruments-Scientific — 0.1%
PerkinElmer, Inc.	860	16,521
Thermo Fisher Scientific, Inc.†	2,583	130,803
		147,324
Insurance Brokers — 1.0%
AON Corp.	5,524	231,897
Marsh & McLennan Cos., Inc.	86,409	2,293,295
		2,525,192
Insurance-Life/Health — 1.3%
Aflac, Inc.	3,081	107,681
Lincoln National Corp.	27,190	424,980
Principal Financial Group, Inc.	44,751	1,014,505
Prudential Financial, Inc.	8,218	385,095
Sun Life Financial, Inc.	17,700	421,083
Torchmark Corp.	1,777	61,946
Unum Group	42,331	887,258
		3,302,548

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Insurance-Multi-line — 1.5%
ACE, Ltd.	24,565	$1,488,639
Allstate Corp.	43,936	1,040,844
American International Group, Inc.†(2)	7,386	162,123
Assurant, Inc.	1,597	57,173
Cincinnati Financial Corp.	2,759	72,644
Genworth Financial, Inc., Class A†	8,298	47,630
Hartford Financial Services Group, Inc.	7,532	121,566
Loews Corp.	5,261	181,768
MetLife, Inc.	17,882	500,875
XL Group PLC	5,552	104,378
		3,777,640
Insurance-Property/Casualty — 0.5%
Chubb Corp.	11,135	667,989
Progressive Corp.	10,800	191,808
Travelers Cos., Inc.	7,081	345,057
		1,204,854
Insurance-Reinsurance — 0.8%
Berkshire Hathaway, Inc., Class B†	29,737	2,112,516
Internet Security — 0.0%
VeriSign, Inc.	1,266	36,220
Investment Management/Advisor Services — 1.2%
BlackRock, Inc.	8,375	1,239,584
Federated Investors, Inc., Class B	565	9,905
Franklin Resources, Inc.	886	84,737
Invesco, Ltd.	65,991	1,023,520
Janus Capital Group, Inc.	1,640	9,840
Legg Mason, Inc.	28,317	728,030
		3,095,616
Linen Supply & Related Items — 0.0%
Cintas Corp.	1,886	53,072
Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	5,025	371,046
Medical Instruments — 0.2%
Boston Scientific Corp.†	25,883	152,968
Medtronic, Inc.	6,428	213,667
		366,635
Medical Labs & Testing Services — 0.2%
Quest Diagnostics, Inc.	10,938	539,900
Medical Products — 1.8%
Baxter International, Inc.	26,509	1,488,215
Becton, Dickinson and Co.	1,324	97,076
CareFusion Corp.†	3,781	90,555
Covidien PLC	8,344	367,970
Johnson & Johnson	39,835	2,537,888
Zimmer Holdings, Inc.†	1,192	63,772
		4,645,476
Medical-Biomedical/Gene — 1.1%
Amgen, Inc.	50,738	2,788,053
Medical-Drugs — 3.7%
Bristol-Myers Squibb Co.	39,667	1,244,750
Cephalon, Inc.†	791	63,834
Forest Laboratories, Inc.†	1,578	48,587
Merck & Co., Inc.	93,225	3,049,390

Security Description	Shares	Value (Note 3)
Medical-Drugs (continued)
Pfizer, Inc.	274,597	$4,854,875
		9,261,436
Medical-Generic Drugs — 0.5%
Teva Pharmaceutical Industries, Ltd. ADR	36,800	1,369,696
Medical-HMO — 1.1%
Aetna, Inc.	6,306	229,223
Coventry Health Care, Inc.†	2,512	72,371
Humana, Inc.	2,821	205,171
UnitedHealth Group, Inc.	42,197	1,946,126
WellPoint, Inc.	6,099	398,143
		2,851,034
Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	2,231	83,149
Cardinal Health, Inc.	5,827	244,035
McKesson Corp.	4,165	302,796
		629,980
Metal-Aluminum — 0.1%
Alcoa, Inc.	17,995	172,212
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	13,939	478,526
Multimedia — 1.7%
McGraw-Hill Cos., Inc.	25,291	1,036,931
News Corp., Class A	16,231	251,093
Time Warner, Inc.	57,067	1,710,298
Walt Disney Co.	43,137	1,301,012
		4,299,334
Networking Products — 1.1%
Cisco Systems, Inc.	175,742	2,722,244
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	820	12,284
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	2,435	68,326
Waste Management, Inc.	4,869	158,535
		226,861
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	3,418	64,258
Xerox Corp.	23,732	165,412
		229,670
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	14,011	351,396
Oil & Gas Drilling — 0.7%
Diamond Offshore Drilling, Inc.	12,300	673,302
Helmerich & Payne, Inc.	815	33,089
Nabors Industries, Ltd.†	4,861	59,596
Noble Corp.†	35,124	1,030,889
Rowan Cos., Inc.†	2,155	65,060
		1,861,936
Oil Companies-Exploration & Production — 2.5%
Anadarko Petroleum Corp.	19,987	1,260,180
Apache Corp.	3,311	265,675
Cabot Oil & Gas Corp.	1,007	62,343
Chesapeake Energy Corp.	6,928	177,011
Devon Energy Corp.	4,437	245,987

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Oil Companies-Exploration & Production (continued)
EOG Resources, Inc.	17,023	$1,208,803
EQT Corp.	1,390	74,170
Noble Energy, Inc.	1,642	116,254
Occidental Petroleum Corp.	25,722	1,839,123
QEP Resources, Inc.	2,991	80,966
Range Resources Corp.	1,389	81,201
Southwestern Energy Co.†	30,450	1,014,899
		6,426,612
Oil Companies-Integrated — 10.8%
BP PLC ADR	15,704	566,443
Chevron Corp.	103,187	9,546,861
ConocoPhillips	30,717	1,945,001
Exxon Mobil Corp.	109,827	7,976,735
Hess Corp.	5,115	268,333
Marathon Oil Corp.	40,073	864,775
Marathon Petroleum Corp.	18,928	512,192
Murphy Oil Corp.	22,436	990,774
Petroleo Brasileiro SA ADR	62,100	1,394,145
Royal Dutch Shell PLC ADR	55,200	3,395,904
		27,461,163
Oil Refining & Marketing — 0.1%
Sunoco, Inc.	1,826	56,624
Tesoro Corp.†	2,433	47,370
Valero Energy Corp.	9,674	172,004
		275,998
Oil-Field Services — 0.8%
Baker Hughes, Inc.	20,730	956,897
Halliburton Co.	7,464	227,801
Schlumberger, Ltd.	13,000	776,490
		1,961,188
Paper & Related Products — 0.6%
International Paper Co.	46,379	1,078,312
MeadWestvaco Corp.	21,286	522,784
		1,601,096
Pipelines — 0.4%
El Paso Corp.	5,470	95,615
Oneok, Inc.	1,751	115,636
Spectra Energy Corp.	21,573	529,186
Williams Cos., Inc.	9,958	242,378
		982,815
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	3,176	44,845
Professional Sports — 0.1%
Madison Square Garden, Co., Class A†	9,625	219,450
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	4,072	38,806
New York Times Co., Class A†	30,700	178,367
Washington Post Co., Class B	84	27,466
		244,639
Quarrying — 0.3%
Vulcan Materials Co.	22,385	616,931

Security Description	Shares	Value (Note 3)
Real Estate Investment Trusts — 0.5%
Apartment Investment & Management Co., Class A	940	$20,793
Boston Properties, Inc.	1,317	117,345
HCP, Inc.	3,029	106,197
Health Care REIT, Inc.	1,710	80,028
Host Hotels & Resorts, Inc.	6,687	73,156
Kimco Realty Corp.	4,748	71,362
Plum Creek Timber Co., Inc.	1,479	51,336
ProLogis, Inc.	5,123	124,233
Public Storage	958	106,673
Vornado Realty Trust	1,684	125,660
Weyerhaeuser Co.	27,566	428,651
		1,305,434
Retail-Apparel/Shoe — 0.0%
Abercrombie & Fitch Co., Class A	617	37,983
Gap, Inc.	2,581	41,915
		79,898
Retail-Automobile — 0.0%
AutoNation, Inc.†	838	27,470
Retail-Building Products — 1.4%
Home Depot, Inc.	64,851	2,131,652
Lowe's Cos., Inc.	69,765	1,349,255
		3,480,907
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	2,352	54,331
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	2,202	51,307
Retail-Discount — 1.0%
Big Lots, Inc.†	477	16,614
Costco Wholesale Corp.	7,403	607,934
Target Corp.	4,910	240,786
Wal-Mart Stores, Inc.	29,723	1,542,624
		2,407,958
Retail-Drug Store — 0.5%
CVS Caremark Corp.	22,740	763,609
Walgreen Co.	15,310	503,546
		1,267,155
Retail-Jewelry — 0.0%
Tiffany & Co.	1,200	72,984
Retail-Major Department Stores — 0.5%
J.C. Penney Co., Inc.	2,417	64,727
Nordstrom, Inc.	26,650	1,217,372
Sears Holdings Corp.†	651	37,446
		1,319,545
Retail-Office Supplies — 0.3%
Staples, Inc.	50,996	678,247
Retail-Regional Department Stores — 1.0%
Kohl's Corp.	39,951	1,961,594
Macy's, Inc.	19,844	522,294
		2,483,888
Rubber-Tires — 0.4%
Goodyear Tire & Rubber Co.†	98,382	992,674

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Savings & Loans/Thrifts — 0.0%
Hudson City Bancorp, Inc.	4,014	$22,719
People's United Financial, Inc.	6,366	72,573
		95,292
Semiconductor Components-Integrated Circuits — 1.0%
Analog Devices, Inc.	18,200	568,750
Linear Technology Corp.	32,950	911,068
Maxim Integrated Products, Inc.	49,800	1,161,834
		2,641,652
Semiconductor Equipment — 0.3%
Applied Materials, Inc.	61,590	637,456
KLA-Tencor Corp.	1,468	56,195
Novellus Systems, Inc.†	600	16,356
Teradyne, Inc.†	1,354	14,908
		724,915
Steel-Producers — 1.1%
AK Steel Holding Corp.	1,865	12,197
Nucor Corp.	64,202	2,031,351
Steel Dynamics, Inc.	78,150	775,248
United States Steel Corp.	1,851	40,741
		2,859,537
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	1,079	39,912
Telecom Equipment-Fiber Optics — 0.2%
Corning, Inc.	46,230	571,403
Telecommunication Equipment — 0.3%
Harris Corp.	24,615	841,095
Tellabs, Inc.	6,170	26,469
		867,564
Telephone-Integrated — 3.5%
AT&T, Inc.	195,487	5,575,289
CenturyLink, Inc.	23,632	782,692
Frontier Communications Corp.	8,919	54,495
Telefonica SA(1)	22,089	423,475
Verizon Communications, Inc.	51,160	1,882,688
Windstream Corp.	3,449	40,215
		8,758,854
Television — 0.4%
CBS Corp., Class B	50,377	1,026,683
Tobacco — 0.9%
Altria Group, Inc.	22,765	610,330
Imperial Tobacco Group PLC ADR	21,500	1,442,650
Lorillard, Inc.	1,287	142,471
Reynolds American, Inc.	2,801	104,981
		2,300,432
Tools-Hand Held — 0.4%
Snap-on, Inc.	541	24,021
Stanley Black & Decker, Inc.	17,223	845,649
		869,670
Toys — 0.4%
Mattel, Inc.	33,845	876,247

Security Description	Shares/ Principal Amount	Value (Note 3)
Transport-Rail — 0.3%
Canadian Pacific Railway, Ltd.	1,900	$91,371
CSX Corp.	7,408	138,307
Norfolk Southern Corp.	3,470	211,739
Union Pacific Corp.	3,219	262,896
		704,313
Transport-Services — 0.7%
Expeditors International of Washington, Inc.	1,578	63,988
FedEx Corp.	5,361	362,833
Ryder System, Inc.	865	32,446
United Parcel Service, Inc., Class B	21,961	1,386,837
		1,846,104
Web Portals/ISP — 0.6%
Google, Inc., Class A†	2,300	1,183,074
Yahoo!, Inc.†	23,615	310,773
		1,493,847
Wireless Equipment — 0.4%
Motorola Mobility Holdings, Inc.†	4,423	167,101
Motorola Solutions, Inc.	5,106	213,941
Nokia OYJ ADR	109,200	618,072
		999,114
Total Common Stock (cost $272,844,311)		246,980,597
CONVERTIBLE PREFERRED STOCK — 0.2%
Auto-Cars/Light Trucks — 0.2%
General Motors Co., Series B 4.75% (cost $775,085)	15,500	543,740
EXCHANGE-TRADED FUNDS — 0.1%
iShares S&P 500 Value Index Fund (cost $64,670)	1,200	61,896
Total Long-Term Investment Securities (cost $273,684,066)		247,586,233
SHORT-TERM INVESTMENT SECURITIES — 1.0%
Registered Investment Companies — 1.0%
T. Rowe Price Reserve Investment Fund	2,479,822	2,479,822
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.00% due 12/15/11(3)	$55,000	54,998
Total Short-Term Investment Securities (cost $2,534,821)		2,534,820
REPURCHASE AGREEMENTS — 0.5%
Bank of America Securities LLC Joint Repurchase Agreement(4)	325,000	325,000
BNP Paribas SA Joint Repurchase Agreement(4)	240,000	240,000
Deutsche Bank AG Joint Repurchase Agreement(4)	220,000	220,000

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 3)
REPURCHASE AGREEMENTS (continued)
Royal Bank of Scotland Joint Repurchase Agreement(4)	$240,000	$240,000
UBS Securities LLC Joint Repurchase Agreement(4)	280,000	280,000
Total Repurchase Agreements (cost $1,305,000)		1,305,000
TOTAL INVESTMENTS (cost $277,523,887)(5)	99.1%	251,426,053
Other assets less liabilities	0.9	2,361,766
NET ASSETS	100.0%	$253,787,819

†  Non-income producing security

(1)  Security was valued using fair value procedures at September 30, 2011. The aggregate value of these securities was $1,021,647 representing 0.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 3 regarding fair value pricing for foreign equity securities.

(2)  Security represents an investment in an affiliated company; see Note 9.

(3)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(4)  See Note 3 for details of Joint Repurchase Agreements.

(5)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2011	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Value Index	December 2011	$518,020	$508,100	$(9,920)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2011 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Banks-Super Regional	$12,695,970	$—		$—	$12,695,970
Diversified Banking Institutions	14,424,291	—		—	14,424,291
Diversified Manufactoring Operations	15,380,119	—		—	15,380,119
Electic-Integrated	15,237,755	—		—	15,237,755
Oil Companies-Integrated	27,461,163	—		—	27,461,163
Other Industries*	160,759,652	1,021,647	#	—	161,781,299
Convertible Preferred Stock	543,740	—		—	543,740
Exchange Traded Funds	61,896	—		—	61,896
Short-Term Investment Securities:
Registered Investment Companies	—	2,479,822		—	2,479,822
U.S. Government Treasuries	—	54,998		—	54,998
Repurchase Agreements	—	1,305,000		—	1,305,000
Total	$246,564,586	$4,861,467		$—	$251,426,053
Liabilities:
Other Financial Instruments+
Open Futures Contracts - Depreciation	$9,920	$—		$—	$9,920

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

#  Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $1,021,647 representing 0.4% of net ssets. See Note 3.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO PROFILE — September 30, 2011 (unaudited)

Industry Allocation*
Repurchase Agreements	7.0%
Oil Companies-Exploration & Production	4.4
Electronic Components-Semiconductors	3.3
Index Fund	2.9
Retail-Apparel/Shoe	2.7
Registered Investment Companies	2.2
Applications Software	2.1
Medical-Biomedical/Gene	2.0
Medical Instruments	1.9
Commercial Services-Finance	1.8
Enterprise Software/Service	1.6
Apparel Manufacturers	1.6
Semiconductor Components-Integrated Circuits	1.5
Coal	1.4
Engineering/R&D Services	1.4
Internet Infrastructure Software	1.4
Pharmacy Services	1.3
Retail-Restaurants	1.3
Networking Products	1.3
E-Commerce/Services	1.2
Coffee	1.2
Computers-Integrated Systems	1.1
Wireless Equipment	1.1
Hotels/Motels	1.1
Oil Field Machinery & Equipment	1.1
Distribution/Wholesale	1.0
Electronic Components-Misc.	1.0
Chemicals-Specialty	1.0
Medical Information Systems	0.9
Commercial Services	0.9
Real Estate Investment Trusts	0.9
Chemicals-Diversified	0.9
Medical-Wholesale Drug Distribution	0.8
Consulting Services	0.8
Transport-Services	0.8
Machinery-General Industrial	0.8
Diversified Manufacturing Operations	0.8
Rental Auto/Equipment	0.8
Medical Labs & Testing Services	0.8
Electronic Design Automation	0.8
Research & Development	0.8
Food-Misc.	0.7
Retail-Auto Parts	0.7
Retail-Discount	0.7
Electronic Measurement Instruments	0.7
Diagnostic Equipment	0.6
Oil-Field Services	0.6
Finance-Other Services	0.6
Telecom Equipment-Fiber Optics	0.6
Oil & Gas Drilling	0.6
Medical-Drugs	0.6
Human Resources	0.6
Gold Mining	0.6
Consumer Products-Misc.	0.6
Instruments-Scientific	0.6
Schools	0.6
Containers-Metal/Glass	0.6
Computer Aided Design	0.6
X-Ray Equipment	0.6
Broadcast Services/Program	0.6
Multimedia	0.6%
Filtration/Separation Products	0.5
Investment Management/Advisor Services	0.5
Retail-Bedding	0.5
Airlines	0.5
Advertising Agencies	0.5
Transactional Software	0.5
Home Furnishings	0.5
Medical Products	0.5
Semiconductor Equipment	0.5
Aerospace/Defense	0.5
Private Corrections	0.5
Satellite Telecom	0.5
Auto/Truck Parts & Equipment-Original	0.4
Footwear & Related Apparel	0.4
Quarrying	0.4
Entertainment Software	0.4
Toys	0.4
Medical-Generic Drugs	0.4
Web Portals/ISP	0.4
Food-Meat Products	0.4
Radio	0.4
Retail-Automobile	0.4
E-Commerce/Products	0.4
Leisure Products	0.4
Coatings/Paint	0.4
Food-Retail	0.4
Beverages-Non-alcoholic	0.4
Cosmetics & Toiletries	0.4
Real Estate Management/Services	0.4
Disposable Medical Products	0.4
Agricultural Chemicals	0.3
Machinery-Construction & Mining	0.3
Retail-Perfume & Cosmetics	0.3
Heart Monitors	0.3
Cable/Satellite TV	0.3
Finance-Investment Banker/Broker	0.3
Casino Hotels	0.3
Transport-Marine	0.3
Metal-Iron	0.3
Auto-Heavy Duty Trucks	0.3
Beverages-Wine/Spirits	0.3
Metal-Diversified	0.3
Transport-Truck	0.3
Food-Confectionery	0.3
Transport-Rail	0.3
Therapeutics	0.3
Retail-Jewelry	0.3
Electronic Connectors	0.3
Medical-HMO	0.3
Hazardous Waste Disposal	0.3
Auction Houses/Art Dealers	0.3
Vitamins & Nutrition Products	0.3
Dialysis Centers	0.3
Internet Telephone	0.3
Investment Companies	0.3
Aerospace/Defense-Equipment	0.3
Web Hosting/Design	0.3
Soap & Cleaning Preparation	0.2
Data Processing/Management	0.2

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO PROFILE — September 30, 2011 (unaudited) (continued)

Industry Allocation (continued)*
Cruise Lines	0.2%
Medical-Hospitals	0.2
Pipelines	0.2
Engines-Internal Combustion	0.2
Retail-Regional Department Stores	0.2
Machinery-Pumps	0.2
Electric Products-Misc.	0.2
Decision Support Software	0.2
Retail-Pet Food & Supplies	0.2
Telecom Services	0.2
Dental Supplies & Equipment	0.2
Steel-Producers	0.2
Internet Content-Information/News	0.2
Steel Pipe & Tube	0.2
Industrial Automated/Robotic	0.2
Insurance Brokers	0.2
Food-Baking	0.2
Physicians Practice Management	0.2
Banks-Commercial	0.2
Lighting Products & Systems	0.2
Diagnostic Kits	0.2
Insurance-Property/Casualty	0.2
Retail-Gardening Products	0.2
Cellular Telecom	0.2
Energy-Alternate Sources	0.2
Industrial Gases	0.1
Casino Services	0.1
Motorcycle/Motor Scooter	0.1
Non-Hazardous Waste Disposal	0.1
Retail-Major Department Stores	0.1
Retail-Sporting Goods	0.1
Independent Power Producers	0.1
Insurance-Reinsurance	0.1
Metal Processors & Fabrication	0.1
Containers-Paper/Plastic	0.1
Power Converter/Supply Equipment	0.1
Television	0.1
Electronic Forms	0.1
Computer Data Security	0.1
Professional Sports	0.1
Hospital Beds/Equipment	0.1
Oil Refining & Marketing	0.1
Machinery-Print Trade	0.1
Retail-Mail Order	0.1
Internet Security	0.1
Instruments-Controls	0.1
Industrial Audio & Video Products	0.1
Real Estate Operations & Development	0.1
Respiratory Products	0.1
Water Treatment Systems	0.1
Oil Companies-Integrated	0.1
Tobacco	0.1
Electric-Transmission	0.1
Steel-Specialty	0.1
Computer Services	0.1
Wire & Cable Products	0.1
U.S. Government Treasuries	0.1
Recreational Vehicles	0.1
Telephone-Integrated	0.1
Building-Residential/Commercial	0.1
Savings & Loans/Thrifts	0.1%
Banks-Fiduciary	0.1
Finance-Leasing Companies	0.1
Banks-Super Regional	0.1
106.7%

*  Calculated as a percentage of net assets

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCK — 94.3%
Advertising Agencies — 0.5%
Interpublic Group of Cos., Inc.	2,511	$18,079
Omnicom Group, Inc.	10,954	403,546
		421,625
Advertising Sales — 0.0%
Lamar Advertising Co., Class A†	250	4,257
Aerospace/Defense — 0.5%
Embraer SA ADR	3,200	81,184
Rockwell Collins, Inc.	3,520	185,715
Spirit Aerosystems Holdings, Inc., Class A†	348	5,551
TransDigm Group, Inc.†	1,675	136,797
		409,247
Aerospace/Defense-Equipment — 0.3%
Alliant Techsystems, Inc.	32	1,744
BE Aerospace, Inc.†	1,493	49,433
Goodrich Corp.	1,364	164,608
		215,785
Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	1,788	220,621
Intrepid Potash, Inc.†	3,010	74,859
		295,480
Agricultural Operations — 0.0%
Bunge, Ltd.	524	30,544
Airlines — 0.5%
AMR Corp.†	2,256	6,678
Copa Holdings SA, Class A	2,242	137,367
Delta Air Lines, Inc.†	8,044	60,330
Skywest, Inc.	3,500	40,285
Southwest Airlines Co.	11,659	93,738
United Continental Holdings, Inc.†	4,346	84,226
		422,624
Apparel Manufacturers — 1.5%
Coach, Inc.	7,490	388,207
Columbia Sportswear Co.	4,150	192,560
Hanesbrands, Inc.†	21,000	525,210
Ralph Lauren Corp.	939	121,788
Under Armour, Inc., Class A†	505	33,537
		1,261,302
Applications Software — 2.1%
Check Point Software Technologies, Ltd.†	1,900	100,244
Citrix Systems, Inc.†	8,498	463,396
Compuware Corp.†	2,155	16,507
Emdeon, Inc., Class A†	23	432
Intuit, Inc.	8,058	382,272
Nuance Communications, Inc.†	16,475	335,431
Red Hat, Inc.†	10,637	449,520
		1,747,802
Auction Houses/Art Dealers — 0.3%
KAR Auction Services, Inc.†	82	993
Ritchie Bros. Auctioneers, Inc.	1,500	30,285
Sotheby's	7,100	195,747
		227,025

Security Description	Shares	Value (Note 3)
Audio/Video Products — 0.0%
Harman International Industries, Inc.	630	$18,005
Auto-Cars/Light Trucks — 0.0%
Tesla Motors, Inc.†	728	17,756
Auto-Heavy Duty Trucks — 0.3%
Navistar International Corp.†	7,017	225,386
PACCAR, Inc.	1,400	47,348
		272,734
Auto/Truck Parts & Equipment-Original — 0.4%
BorgWarner, Inc.†	1,636	99,027
TRW Automotive Holdings Corp.†	4,000	130,920
Visteon Corp.†	40	1,720
WABCO Holdings, Inc.†	3,929	148,752
		380,419
Banks-Commercial — 0.2%
First Horizon National Corp.	5,154	30,718
SVB Financial Group†	1,300	48,100
TCF Financial Corp.	3,900	35,724
Zions Bancorporation	2,200	30,954
		145,496
Banks-Fiduciary — 0.1%
Northern Trust Corp.	1,400	48,972
Banks-Super Regional — 0.1%
Fifth Third Bancorp	4,200	42,420
Beverages-Non-alcoholic — 0.4%
Coca-Cola Enterprises, Inc.	3,744	93,151
Dr. Pepper Snapple Group, Inc.	3,253	126,151
Hansen Natural Corp.†	1,057	92,266
		311,568
Beverages-Wine/Spirits — 0.3%
Beam, Inc.	1,300	70,304
Brown-Forman Corp., Class B	2,865	200,951
		271,255
Broadcast Services/Program — 0.6%
Discovery Communications, Inc., Class A†	4,153	156,236
Discovery Communications, Inc., Class C†	6,200	217,930
Liberty Media Corp.-Liberty Starz†	700	44,492
Scripps Networks Interactive, Inc., Class A	1,470	54,640
		473,298
Building & Construction Products-Misc. — 0.0%
Armstrong World Industries, Inc.	30	1,033
Building Products-Air & Heating — 0.0%
Lennox International, Inc.	733	18,897
Building Products-Cement — 0.0%
Martin Marietta Materials, Inc.	289	18,271
Building Products-Wood — 0.0%
Masco Corp.	4,946	35,215
Building-Heavy Construction — 0.0%
Chicago Bridge & Iron Co.	794	22,732
Building-Residential/Commercial — 0.1%
Toll Brothers, Inc.†	3,600	51,948

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Cable/Satellite TV — 0.3%
AMC Networks, Inc., Class A†	731	$23,355
Cablevision Systems Corp., Class A	3,487	54,851
DISH Network Corp., Class A†	2,358	59,092
Liberty Global, Inc., Class A†	4,184	151,377
		288,675
Casino Hotels — 0.3%
MGM Resorts International†	1,010	9,383
Wynn Resorts, Ltd.	2,380	273,890
		283,273
Casino Services — 0.1%
Bally Technologies, Inc.†	542	14,623
International Game Technology	7,407	107,624
		122,247
Cellular Telecom — 0.2%
MetroPCS Communications, Inc.†	3,876	33,760
NII Holdings, Inc.†	3,603	97,101
		130,861
Chemicals-Diversified — 0.9%
Celanese Corp., Series A	2,365	76,934
FMC Corp.	1,095	75,730
Huntsman Corp.	541	5,232
PPG Industries, Inc.	3,487	246,391
Rockwood Holdings, Inc.†	5,876	197,962
Sociedad Quimica y Minera de Chile SA ADR	2,300	109,963
Solutia, Inc.†	1,693	21,755
Westlake Chemical Corp.	60	2,057
		736,024
Chemicals-Specialty — 1.0%
Albemarle Corp.	2,649	107,020
Eastman Chemical Co.	1,103	75,589
Ecolab, Inc.	3,373	164,906
International Flavors & Fragrances, Inc.	1,243	69,881
Methanex Corp.	10,700	222,988
Sigma-Aldrich Corp.	2,599	160,592
WR Grace & Co.†	919	30,603
		831,579
Coal — 1.4%
Alpha Natural Resources, Inc.†	7,962	140,848
Arch Coal, Inc.	5,904	86,080
Bumi PLC†(7)	10,594	142,461
Consol Energy, Inc.	9,559	324,337
Peabody Energy Corp.	10,366	351,200
Walter Energy, Inc.	3,078	184,711
		1,229,637
Coatings/Paint — 0.4%
Kronos Worldwide, Inc.	314	5,049
Sherwin-Williams Co.	4,088	303,820
Valspar Corp.	175	5,462
		314,331
Coffee — 1.2%
Green Mountain Coffee Roasters, Inc.†	10,576	982,933

Security Description	Shares	Value (Note 3)
Commercial Services — 0.9%
Alliance Data Systems Corp.†	782	$72,491
Iron Mountain, Inc.	2,710	85,690
Quanta Services, Inc.†	2,400	45,096
Weight Watchers International, Inc.	9,758	568,404
		771,681
Commercial Services-Finance — 1.8%
Equifax, Inc.	94	2,890
FleetCor Technologies, Inc.†	213	5,593
Global Payments, Inc.	1,279	51,659
Green Dot Corp., Class A†	2,018	63,204
H&R Block, Inc.	2,486	33,089
Lender Processing Services, Inc.	1,167	15,976
Moody's Corp.	8,210	249,994
Morningstar, Inc.	328	18,512
Paychex, Inc.	6,652	175,413
SEI Investments Co.	2,028	31,191
Verisk Analytics, Inc., Class A†	3,823	132,926
Western Union Co.	50,760	776,120
		1,556,567
Computer Aided Design — 0.6%
ANSYS, Inc.†	4,014	196,847
Autodesk, Inc.†	10,180	282,800
		479,647
Computer Data Security — 0.1%
Fortinet, Inc.†	5,355	89,964
Computer Services — 0.1%
DST Systems, Inc.	74	3,244
IHS, Inc., Class A†	778	58,202
		61,446
Computers-Integrated Systems — 1.1%
MICROS Systems, Inc.†	6,580	288,928
NCR Corp.†	1,716	28,983
Riverbed Technology, Inc.†	5,106	101,916
Teradata Corp.†	10,166	544,186
		964,013
Computers-Memory Devices — 0.0%
NetApp, Inc.†	1,200	40,728
Consulting Services — 0.8%
Booz Allen Hamilton Holding Corp.†	159	2,364
Gartner, Inc.†	10,743	374,608
Genpact, Ltd.†	20,922	301,068
SAIC, Inc.†	1,248	14,739
Towers Watson & Co., Class A	170	10,163
		702,942
Consumer Products-Misc. — 0.6%
Clorox Co.	911	60,427
Jarden Corp.	12,580	355,511
Scotts Miracle-Gro Co., Class A	536	23,905
Tupperware Brands Corp.	991	53,256
		493,099
Containers-Metal/Glass — 0.6%
Ball Corp.	12,449	386,168
Crown Holdings, Inc.†	2,384	72,974
Silgan Holdings, Inc.	673	24,726
		483,868

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Containers-Paper/Plastic — 0.1%
Packaging Corp. of America	1,272	$29,637
Rock-Tenn Co., Class A	1,101	53,597
Temple-Inland, Inc.	405	12,705
		95,939
Cosmetics & Toiletries — 0.4%
Avon Products, Inc.	15,573	305,231
Cruise Lines — 0.2%
Royal Caribbean Cruises, Ltd.	9,142	197,833
Data Processing/Management — 0.2%
Broadridge Financial Solutions, Inc.	1,614	32,506
Dun & Bradstreet Corp.	1,289	78,964
Fiserv, Inc.†	1,740	88,340
		199,810
Decision Support Software — 0.2%
MSCI, Inc., Class A†	6,005	182,132
Dental Supplies & Equipment — 0.2%
DENTSPLY International, Inc.	4,089	125,492
Patterson Cos., Inc.	545	15,603
Sirona Dental Systems, Inc.†	776	32,910
		174,005
Diagnostic Equipment — 0.6%
Gen-Probe, Inc.†	9,617	550,573
Diagnostic Kits — 0.2%
IDEXX Laboratories, Inc.†	1,994	137,526
Dialysis Centers — 0.3%
DaVita, Inc.†	3,532	221,350
Disposable Medical Products — 0.4%
C.R. Bard, Inc.	3,467	303,501
Distribution/Wholesale — 1.0%
Arrow Electronics, Inc.†	234	6,501
Fastenal Co.	8,659	288,172
Fossil, Inc.†	2,301	186,519
Genuine Parts Co.	592	30,074
LKQ Corp.†	2,359	56,993
WESCO International, Inc.†	293	9,830
WW Grainger, Inc.	1,932	288,911
		867,000
Diversified Manufacturing Operations — 0.8%
Carlisle Cos., Inc.	72	2,295
Cooper Industries PLC	5,849	269,756
Dover Corp.	2,175	101,355
Eaton Corp.	1,996	70,858
Harsco Corp.	102	1,978
Ingersoll-Rand PLC	3,994	112,191
Leggett & Platt, Inc.	1,482	29,329
Parker Hannifin Corp.	1,054	66,539
SPX Corp.	201	9,107
Textron, Inc.	231	4,075
		667,483
E-Commerce/Products — 0.4%
Shutterfly, Inc.†	7,760	319,557
E-Commerce/Services — 1.1%
Ctrip.com International, Ltd. ADR†	3,100	99,696
Expedia, Inc.	1,835	47,251

Security Description	Shares	Value (Note 3)
E-Commerce/Services (continued)
IAC/InterActive Corp.†	7,210	$285,156
Liberty Media Corp.-Interactive, Class A†	16,000	236,320
Netflix, Inc.†	783	88,604
priceline.com, Inc.†	480	215,741
		972,768
Electric Products-Misc. — 0.2%
AMETEK, Inc.	5,545	182,819
GrafTech International, Ltd.†	98	1,244
		184,063
Electric-Transmission — 0.1%
ITC Holdings Corp.	797	61,712
Electronic Components-Misc. — 1.0%
Garmin, Ltd.	105	3,336
Gentex Corp.	17,778	427,561
Jabil Circuit, Inc.	23,943	425,946
		856,843
Electronic Components-Semiconductors — 3.3%
Advanced Micro Devices, Inc.†	9,781	49,687
Altera Corp.	12,692	400,179
ARM Holdings PLC ADR	4,700	119,850
Avago Technologies, Ltd.	2,857	93,624
Cavium, Inc.†	6,920	186,909
Cree, Inc.†	93	2,416
Freescale Semiconductor Holdings I, Ltd.†	389	4,291
Intersil Corp., Class A	5,700	58,653
LSI Corp.†	2,446	12,670
MEMC Electronic Materials, Inc.†	1,963	10,286
Microchip Technology, Inc.	5,907	183,767
NVIDIA Corp.†	20,811	260,138
ON Semiconductor Corp.†	14,755	105,793
PMC - Sierra, Inc.†	191	1,142
QLogic Corp.†	4,439	56,287
Rovi Corp.†	4,824	207,336
Silicon Laboratories, Inc.†	4,332	145,165
Skyworks Solutions, Inc.†	26,846	481,617
Xilinx, Inc.	16,922	464,340
		2,844,150
Electronic Connectors — 0.3%
Amphenol Corp., Class A	5,607	228,597
Thomas & Betts Corp.†	183	7,304
		235,901
Electronic Design Automation — 0.8%
Cadence Design Systems, Inc.†	68,909	636,719
Synopsys, Inc.†	146	3,557
		640,276
Electronic Forms — 0.1%
Adobe Systems, Inc.†	3,800	91,846
Electronic Measurement Instruments — 0.7%
Agilent Technologies, Inc.†	5,215	162,969
FLIR Systems, Inc.	2,513	62,950
Itron, Inc.†	900	26,550
National Instruments Corp.	3,431	78,433
Trimble Navigation, Ltd.†	7,197	241,459
		572,361

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Energy-Alternate Sources — 0.2%
Covanta Holding Corp.	112	$1,701
First Solar, Inc.†	2,036	128,696
		130,397
Engineering/R&D Services — 1.4%
Aecom Technology Corp.†	19,362	342,127
Fluor Corp.	10,787	502,135
Foster Wheeler AG†	10,900	193,911
KBR, Inc.	142	3,355
McDermott International, Inc.†	13,091	140,859
		1,182,387
Engines-Internal Combustion — 0.2%
Cummins, Inc.	2,400	195,984
Enterprise Software/Service — 1.6%
Ariba, Inc.†	14,376	398,359
BMC Software, Inc.†	2,629	101,374
Concur Technologies, Inc.†	10,050	374,061
Informatica Corp.†	4,340	177,723
MicroStrategy, Inc., Class A†	1,960	223,577
QLIK Technologies, Inc.†	5,600	121,296
		1,396,390
Entertainment Software — 0.4%
Activision Blizzard, Inc.	21,600	257,040
Electronic Arts, Inc.†	4,969	101,616
		358,656
Filtration/Separation Products — 0.5%
CLARCOR, Inc.	1,300	53,794
Donaldson Co., Inc.	2,882	157,934
Pall Corp.	4,876	206,742
Polypore International, Inc.†	540	30,521
		448,991
Finance-Consumer Loans — 0.0%
SLM Corp.	2,700	33,615
Finance-Credit Card — 0.0%
Discover Financial Services	721	16,540
Finance-Investment Banker/Broker — 0.3%
Greenhill & Co., Inc.	395	11,293
Lazard, Ltd., Class A	6,845	144,430
LPL Investment Holdings, Inc.†	416	10,575
TD Ameritrade Holding Corp.	8,148	119,816
		286,114
Finance-Leasing Companies — 0.1%
Air Lease Corp.†	2,500	48,000
Finance-Other Services — 0.6%
CBOE Holdings, Inc.	5,898	144,324
IntercontinentalExchange, Inc.†	2,697	318,947
NASDAQ OMX Group, Inc.†	217	5,022
NYSE Euronext	3,221	74,856
		543,149
Food-Baking — 0.2%
Flowers Foods, Inc.	7,744	150,698
Food-Confectionery — 0.3%
Hershey Co.	3,488	206,629
J.M. Smucker Co.	800	58,312
		264,941

Security Description	Shares	Value (Note 3)
Food-Meat Products — 0.4%
Hormel Foods Corp.	1,000	$27,020
Smithfield Foods, Inc.†	15,700	306,150
		333,170
Food-Misc. — 0.7%
Campbell Soup Co.	3,698	119,704
ConAgra Foods, Inc.	688	16,663
Corn Products International, Inc.	861	33,786
H.J. Heinz Co.	2,750	138,820
McCormick & Co., Inc.	3,915	180,717
Sara Lee Corp.	7,144	116,804
		606,494
Food-Retail — 0.4%
Whole Foods Market, Inc.	4,792	312,965
Footwear & Related Apparel — 0.4%
Deckers Outdoor Corp.†	4,008	373,786
Garden Products — 0.0%
Toro Co.	414	20,398
Gas-Distribution — 0.0%
National Fuel Gas Co.	174	8,470
Gold Mining — 0.6%
Agnico-Eagle Mines, Ltd.	800	47,616
Allied Nevada Gold Corp.†	1,413	50,600
Detour Gold Corp (OTC)	5,800	151,102
Detour Gold Corp. (TSX)	600	15,631
Eldorado Gold Corp.	6,200	106,268
Osisko Mining Corp.†	7,100	89,886
Royal Gold, Inc.	839	53,746
		514,849
Hazardous Waste Disposal — 0.3%
Clean Harbors, Inc.†	1,400	71,820
Stericycle, Inc.†	1,983	160,068
		231,888
Heart Monitors — 0.3%
HeartWare International, Inc.†	4,510	290,489
Home Furnishings — 0.5%
Tempur-Pedic International, Inc.†	7,924	416,882
Hospital Beds/Equipment — 0.1%
Hill-Rom Holdings, Inc.	793	23,806
Kinetic Concepts, Inc.†	798	52,580
		76,386
Hotels/Motels — 1.1%
Choice Hotels International, Inc.	3,534	105,030
Hyatt Hotels Corp., Class A†	2,032	63,744
Marriott International, Inc., Class A	15,740	428,758
Starwood Hotels & Resorts Worldwide, Inc.	8,388	325,622
		923,154
Human Resources — 0.6%
Manpower, Inc.	11,230	377,553
Robert Half International, Inc.	6,479	137,484
		515,037
Independent Power Producers — 0.1%
Calpine Corp.†	7,300	102,784

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Industrial Audio & Video Products — 0.1%
Dolby Laboratories, Inc., Class A†	2,530	$69,423
Industrial Automated/Robotic — 0.2%
Nordson Corp.	846	33,620
Rockwell Automation, Inc.	2,168	121,408
		155,028
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	600	45,822
Airgas, Inc.	1,241	79,201
		125,023
Instruments-Controls — 0.1%
Mettler-Toledo International, Inc.†	502	70,260
Instruments-Scientific — 0.6%
Waters Corp.†	6,510	491,440
Insurance Brokers — 0.2%
Brown & Brown, Inc.	4,500	80,100
Erie Indemnity Co., Class A	378	26,906
Willis Group Holdings PLC	1,300	44,681
		151,687
Insurance-Life/Health — 0.0%
Principal Financial Group, Inc.	1,500	34,005
Insurance-Property/Casualty — 0.2%
Arch Capital Group, Ltd.†	1,500	49,012
HCC Insurance Holdings, Inc.	1,700	45,985
WR Berkley Corp.	1,300	38,597
		133,594
Insurance-Reinsurance — 0.1%
Axis Capital Holdings, Ltd.	2,000	51,880
RenaissanceRe Holdings, Ltd.	700	44,660
Validus Holdings, Ltd.	153	3,813
		100,353
Internet Content-Information/News — 0.2%
LinkedIn Corp., Class A†	1,729	135,000
WebMD Health Corp.†	809	24,392
		159,392
Internet Infrastructure Software — 1.4%
Akamai Technologies, Inc.†	2,719	54,054
F5 Networks, Inc.†	7,626	541,827
TIBCO Software, Inc.†	24,783	554,891
		1,150,772
Internet Security — 0.1%
VeriSign, Inc.	2,623	75,044
Internet Telephone — 0.3%
BroadSoft, Inc.†	7,165	217,458
Investment Companies — 0.3%
Justice Holdings, Ltd.†(7)	14,833	217,450
Investment Management/Advisor Services — 0.5%
Affiliated Managers Group, Inc.†	518	40,430
Eaton Vance Corp.	3,538	78,791
Federated Investors, Inc., Class B	988	17,320
Invesco, Ltd.	3,100	48,081
T. Rowe Price Group, Inc.	3,875	185,109
Waddell & Reed Financial, Inc., Class A	3,104	77,631
		447,362

Security Description	Shares	Value (Note 3)
Lasers-System/Components — 0.0%
II-VI, Inc.†	2,400	$42,000
Leisure Products — 0.4%
Brunswick Corp.	18,700	262,548
WMS Industries, Inc.†	3,000	52,770
		315,318
Lighting Products & Systems — 0.2%
Universal Display Corp.†	2,920	139,985
Machine Tools & Related Products — 0.0%
Kennametal, Inc.	138	4,518
Lincoln Electric Holdings, Inc.	703	20,394
		24,912
Machinery-Construction & Mining — 0.3%
Joy Global, Inc.	4,462	278,340
Terex Corp.†	1,500	15,390
		293,730
Machinery-General Industrial — 0.8%
Babcock & Wilcox Co.†	7,235	141,444
Gardner Denver, Inc.	832	52,874
IDEX Corp.	2,586	80,580
Manitowoc Co., Inc.	1,808	12,132
Roper Industries, Inc.	3,734	257,310
Wabtec Corp.	2,673	141,321
		685,661
Machinery-Print Trade — 0.1%
Zebra Technologies Corp., Class A†	2,450	75,803
Machinery-Pumps — 0.2%
Flowserve Corp.	1,506	111,444
Graco, Inc.	2,143	73,162
		184,606
Medical Information Systems — 0.9%
Allscripts Healthcare Solutions, Inc.†	29,177	525,770
Cerner Corp.†	3,889	266,474
		792,244
Medical Instruments — 1.9%
Bruker Corp.†	4,337	58,680
Edwards Lifesciences Corp.†	11,130	793,346
Intuitive Surgical, Inc.†	1,758	640,404
Techne Corp.	516	35,093
Thoratec Corp.†	2,282	74,485
		1,602,008
Medical Labs & Testing Services — 0.8%
Covance, Inc.†	2,595	117,943
Laboratory Corp. of America Holdings†	3,178	251,221
Quest Diagnostics, Inc.	5,509	271,924
		641,088
Medical Products — 0.5%
CareFusion Corp.†	954	22,848
Cooper Cos., Inc.	180	14,247
Henry Schein, Inc.†	2,586	160,358
Hospira, Inc.†	2,161	79,957
Varian Medical Systems, Inc.†	2,577	134,416
		411,826

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Medical-Biomedical/Gene — 2.0%
Alexion Pharmaceuticals, Inc.†	6,314	$404,475
Amylin Pharmaceuticals, Inc.†	5,621	51,882
Charles River Laboratories International, Inc.†	1,608	46,021
Dendreon Corp.†	5,225	47,025
Human Genome Sciences, Inc.†	14,357	182,190
Illumina, Inc.†	3,571	146,125
Incyte Corp., Ltd.†	8,700	121,539
Life Technologies Corp.†	1,524	58,567
Myriad Genetics, Inc.†	3,871	72,543
Regeneron Pharmaceuticals, Inc.†	4,657	271,038
United Therapeutics Corp.†	719	26,955
Vertex Pharmaceuticals, Inc.†	6,072	270,447
		1,698,807
Medical-Drugs — 0.6%
Auxilium Pharmaceuticals, Inc.†	9,100	136,409
Endo Pharmaceuticals Holdings, Inc.†	1,873	52,425
Pharmasset, Inc.†	1,115	91,843
Salix Pharmaceuticals, Ltd.†	5,070	150,072
Valeant Pharmaceuticals International, Inc.	2,300	85,376
		516,125
Medical-Generic Drugs — 0.4%
Mylan, Inc.†	5,984	101,728
Perrigo Co.	1,227	119,154
Watson Pharmaceuticals, Inc.†	1,760	120,120
		341,002
Medical-HMO — 0.3%
AMERIGROUP Corp.†	2,999	116,991
CIGNA Corp.	1,600	67,104
Humana, Inc.	700	50,911
		235,006
Medical-Hospitals — 0.2%
Community Health Systems, Inc.†	3,000	49,920
Health Management Associates, Inc., Class A†	3,499	24,213
Tenet Healthcare Corp.†	388	1,602
Universal Health Services, Inc., Class B	3,555	120,870
		196,605
Medical-Outpatient/Home Medical — 0.0%
Lincare Holdings, Inc.	1,307	29,407
Medical-Wholesale Drug Distribution — 0.8%
AmerisourceBergen Corp.	11,603	432,444
Cardinal Health, Inc.	6,500	272,220
		704,664
Metal Processors & Fabrication — 0.1%
Ternium SA ADR	3,000	62,490
Timken Co.	1,029	33,772
		96,262
Metal-Diversified — 0.3%
HudBay Minerals, Inc.	10,700	102,185
Molycorp, Inc.†	5,109	167,933
		270,118

Security Description	Shares	Value (Note 3)
Metal-Iron — 0.3%
Cliffs Natural Resources, Inc.	5,490	$280,923
Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	3,553	121,974
Multimedia — 0.6%
FactSet Research Systems, Inc.	1,367	121,622
McGraw-Hill Cos., Inc.	8,434	345,794
		467,416
Networking Products — 1.3%
Acme Packet, Inc.†	7,627	324,834
Juniper Networks, Inc.†	15,200	262,352
Polycom, Inc.†	26,084	479,163
		1,066,349
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	655	9,812
Non-Hazardous Waste Disposal — 0.1%
Waste Connections, Inc.	3,488	117,964
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	95	2,383
Oil & Gas Drilling — 0.6%
Atwood Oceanics, Inc.†	233	8,006
Diamond Offshore Drilling, Inc.	2,248	123,055
Ensco PLC ADR	4,700	190,021
Helmerich & Payne, Inc.	1,377	55,906
Karoon Gas Australia, Ltd.†(7)	12,162	32,572
Nabors Industries, Ltd.†	8,100	99,306
Patterson-UTI Energy, Inc.	247	4,283
Rowan Cos., Inc.†	303	9,148
		522,297
Oil Companies-Exploration & Production — 4.4%
Brigham Exploration Co.†	1,895	47,868
Cabot Oil & Gas Corp.	7,129	441,356
Cimarex Energy Co.	1,910	106,387
Cobalt International Energy, Inc.†	8,274	63,793
Concho Resources, Inc.†	4,527	322,051
Continental Resources, Inc.†	2,582	124,891
Denbury Resources, Inc.†	5,255	60,432
EQT Corp.	3,634	193,910
EXCO Resources, Inc.	1,873	20,079
Forest Oil Corp.†	2,826	40,694
Kosmos Energy, Ltd.†	4,698	55,014
Newfield Exploration Co.†	3,060	121,451
Noble Energy, Inc.	591	41,843
Pioneer Natural Resources Co.	5,368	353,053
QEP Resources, Inc.	5,666	153,379
Quicksilver Resources, Inc.†	5,017	38,029
Range Resources Corp.	6,373	372,566
SandRidge Energy, Inc.†	5,599	31,130
SM Energy Co.	2,418	146,652
Southwestern Energy Co.†	9,100	303,303
Ultra Petroleum Corp.†	11,460	317,671
Vallares PLC†(4)(5)	19,578	303,773
Whiting Petroleum Corp.†	1,821	63,881
		3,723,206
Oil Companies-Integrated — 0.1%
Murphy Oil Corp.	1,505	66,461

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Oil Field Machinery & Equipment — 1.1%
Cameron International Corp.†	8,369	$347,648
Dresser-Rand Group, Inc.†	3,067	124,305
Dril-Quip, Inc.†	900	48,519
FMC Technologies, Inc.†	10,456	393,146
		913,618
Oil Refining & Marketing — 0.1%
HollyFrontier Corp.	2,909	76,274
Oil-Field Services — 0.6%
CARBO Ceramics, Inc.	267	27,376
Core Laboratories NV	2,308	207,328
Oceaneering International, Inc.	6,289	222,253
Oil States International, Inc.†	600	30,552
RPC, Inc.	617	10,069
Superior Energy Services, Inc.†	1,108	29,074
Tetra Technologies, Inc.†	2,700	20,844
		547,496
Paper & Related Products — 0.0%
International Paper Co.	1,284	29,853
Pharmacy Services — 1.3%
Catalyst Health Solutions, Inc.†	9,090	524,402
SXC Health Solutions Corp.†	10,913	607,854
		1,132,256
Physicians Practice Management — 0.2%
Mednax, Inc.†	2,376	148,833
Pipelines — 0.2%
El Paso Corp.	10,782	188,469
Oneok, Inc.	116	7,661
		196,130
Platinum — 0.0%
Stillwater Mining Co.†	2,900	24,650
Power Converter/Supply Equipment — 0.1%
Hubbell, Inc., Class B	1,900	94,126
Printing-Commercial — 0.0%
American Reprographics Co.†	5,100	17,136
VistaPrint NV†	586	15,840
		32,976
Private Corrections — 0.5%
Corrections Corp. of America†	9,920	225,085
Geo Group, Inc.†	8,900	165,184
		390,269
Professional Sports — 0.1%
Madison Square Garden, Co., Class A†	3,825	87,210
Publishing-Books — 0.0%
John Wiley & Sons, Inc., Class A	642	28,518
Publishing-Periodicals — 0.0%
Nielsen Holdings NV†	951	24,802
Quarrying — 0.4%
Compass Minerals International, Inc.	4,556	304,250
Vulcan Materials Co.	2,100	57,876
		362,126

Security Description	Shares	Value (Note 3)
Radio — 0.4%
Sirius XM Radio, Inc.†	215,718	$325,734
Real Estate Investment Trusts — 0.9%
Apartment Investment & Management Co., Class A	1,112	24,598
Boston Properties, Inc.	1,808	161,093
Camden Property Trust	705	38,958
Corporate Office Properties Trust	322	7,013
Digital Realty Trust, Inc.	1,444	79,651
Equity Residential	287	14,887
Essex Property Trust, Inc.	251	30,130
Federal Realty Investment Trust	764	62,961
Macerich Co.	646	27,539
Plum Creek Timber Co., Inc.	1,551	53,835
Rayonier, Inc.	1,891	69,570
UDR, Inc.	238	5,269
Ventas, Inc.	2,391	118,116
Vornado Realty Trust	276	20,595
Weyerhaeuser Co.	2,180	33,899
		748,114
Real Estate Management/Services — 0.4%
CBRE Group Inc†	4,620	62,185
Jones Lang LaSalle, Inc.	4,662	241,538
		303,723
Real Estate Operations & Development — 0.1%
Forest City Enterprises, Inc., Class A†	6,500	69,290
Recreational Vehicles — 0.1%
Polaris Industries, Inc.	1,053	52,618
Rental Auto/Equipment — 0.8%
Aaron's, Inc.	786	19,847
Hertz Global Holdings, Inc.†	8,805	78,364
Localiza Rent a Car SA	20,260	268,302
United Rentals, Inc.†	17,360	292,342
		658,855
Research & Development — 0.8%
Parexel International Corp.†	15,400	291,522
Pharmaceutical Product Development, Inc.	13,540	347,436
		638,958
Respiratory Products — 0.1%
ResMed, Inc.†	2,385	68,664
Retail-Apparel/Shoe — 2.7%
Abercrombie & Fitch Co., Class A	4,662	286,993
Chico's FAS, Inc.	6,094	69,654
Children's Place Retail Stores, Inc.†	4,200	195,426
DSW, Inc., Class A	287	13,254
Express, Inc.	19,400	393,626
Gap, Inc.	2,500	40,600
Guess?, Inc.	2,696	76,809
Limited Brands, Inc.	4,003	154,155
Men's Wearhouse, Inc.	1,950	50,856
PVH Corp.	128	7,455
Ross Stores, Inc.	11,050	869,524
Urban Outfitters, Inc.†	4,659	103,989
		2,262,341

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Retail-Auto Parts — 0.7%
Advance Auto Parts, Inc.	1,081	$62,806
AutoZone, Inc.†	695	221,837
O'Reilly Automotive, Inc.†	4,753	316,693
		601,336
Retail-Automobile — 0.4%
AutoNation, Inc.†	291	9,539
CarMax, Inc.†	9,891	235,900
Copart, Inc.†	1,925	75,306
		320,745
Retail-Bedding — 0.5%
Bed Bath & Beyond, Inc.†	7,507	430,226
Retail-Catalog Shopping — 0.0%
MSC Industrial Direct Co., Class A	616	34,779
Retail-Discount — 0.7%
Big Lots, Inc.†	372	12,956
BJ's Wholesale Club, Inc.†	79	4,048
Dollar General Corp.†	4,584	173,092
Dollar Tree, Inc.†	3,963	297,661
Family Dollar Stores, Inc.	1,850	94,091
		581,848
Retail-Gardening Products — 0.2%
Tractor Supply Co.	2,106	131,730
Retail-Jewelry — 0.3%
Tiffany & Co.	3,908	237,685
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	2,448	75,374
Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	2,464	112,555
Retail-Perfume & Cosmetics — 0.3%
Sally Beauty Holdings, Inc.†	1,184	19,654
Ulta Salon Cosmetics & Fragrance, Inc.†	4,380	272,568
		292,222
Retail-Pet Food & Supplies — 0.2%
PetSmart, Inc.	4,141	176,614
Retail-Regional Department Stores — 0.2%
Kohl's Corp.	3,600	176,760
Macy's, Inc.	710	18,687
		195,447
Retail-Restaurants — 1.3%
Brinker International, Inc.	1,066	22,301
Cheesecake Factory, Inc.†	3,530	87,014
Chipotle Mexican Grill, Inc.†	813	246,298
Darden Restaurants, Inc.	2,053	87,766
Domino's Pizza UK & IRL PLC(7)	55,207	380,560
Panera Bread Co., Class A†	1,505	156,430
Tim Hortons, Inc.	3,000	138,840
		1,119,209
Retail-Sporting Goods — 0.1%
Dick's Sporting Goods, Inc.†	3,310	110,753
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	1,154	14,471

Security Description	Shares	Value (Note 3)
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.†	3,395	$34,256
Satellite Telecom — 0.5%
DigitalGlobe, Inc.†	19,830	385,297
Savings & Loans/Thrifts — 0.1%
BankUnited, Inc.	1,700	35,292
Hudson City Bancorp, Inc.	688	3,894
People's United Financial, Inc.	1,015	11,571
		50,757
Schools — 0.6%
Apollo Group, Inc., Class A†	1,862	73,754
DeVry, Inc.	759	28,053
Estacio Participacoes SA	24,800	217,630
ITT Educational Services, Inc.†	388	22,341
New Oriental Education & Technology Group ADR†	4,900	112,553
Strayer Education, Inc.	400	30,668
		484,999
Semiconductor Components-Integrated Circuits — 1.5%
Analog Devices, Inc.	9,075	283,594
Atmel Corp.†	27,993	225,903
Cypress Semiconductor Corp.†	18,711	280,104
Linear Technology Corp.	8,193	226,536
Marvell Technology Group, Ltd.†	9,600	139,488
Maxim Integrated Products, Inc.	4,387	102,349
TriQuint Semiconductor, Inc.†	5,500	27,610
		1,285,584
Semiconductor Equipment — 0.5%
KLA-Tencor Corp.	3,287	125,826
Lam Research Corp.†	5,631	213,866
Varian Semiconductor Equipment Associates, Inc.†	1,153	70,506
		410,198
Soap & Cleaning Preparation — 0.2%
Church & Dwight Co., Inc.	4,602	203,408
Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	2,012	156,815
Steel-Producers — 0.2%
AK Steel Holding Corp.	319	2,086
Carpenter Technology Corp.	2,407	108,050
Reliance Steel & Aluminum Co.	156	5,306
Schnitzer Steel Industries, Inc., Class A	91	3,349
Steel Dynamics, Inc.	2,201	21,834
United States Steel Corp.	1,100	24,211
		164,836
Steel-Specialty — 0.1%
Allegheny Technologies, Inc.	1,663	61,514
Telecom Equipment-Fiber Optics — 0.6%
Ciena Corp.†	5,673	63,538
Finisar Corp.†	10,900	191,186
IPG Photonics Corp.†	375	16,290
JDS Uniphase Corp.†	25,560	254,833
		525,847

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Telecom Services — 0.2%
Clearwire Corp., Class A†	2,240	$5,219
NeuStar, Inc., Class A†	1,005	25,266
tw telecom, Inc.†	1,782	29,439
Virgin Media, Inc.	4,781	116,417
		176,341
Telecommunication Equipment — 0.0%
Harris Corp.	444	15,171
Telephone-Integrated — 0.1%
Windstream Corp.	4,472	52,143
Television — 0.1%
Central European Media Enterprises, Ltd., Class A†	5,800	45,298
CTC Media, Inc.	5,400	48,060
		93,358
Theaters — 0.0%
Regal Entertainment Group, Class A	387	4,543
Therapeutics — 0.3%
BioMarin Pharmaceutical, Inc.†	4,104	130,795
Onyx Pharmaceuticals, Inc.†	2,600	78,026
Warner Chilcott PLC, Class A†	2,161	30,902
		239,723
Tobacco — 0.1%
Lorillard, Inc.	600	66,420
Tools-Hand Held — 0.0%
Snap-on, Inc.	152	6,749
Toys — 0.4%
Hasbro, Inc.	1,910	62,285
Mattel, Inc.	11,251	291,288
		353,573
Transactional Software — 0.5%
Solera Holdings, Inc.	2,318	117,059
VeriFone Systems, Inc.†	8,634	302,363
		419,422
Transport-Marine — 0.3%
Kirby Corp.†	523	27,531
Tidewater, Inc.	6,048	254,318
		281,849
Transport-Rail — 0.3%
Kansas City Southern†	5,183	258,943
Transport-Services — 0.8%
C.H. Robinson Worldwide, Inc.	5,429	371,723
Expeditors International of Washington, Inc.	7,363	298,570
UTi Worldwide, Inc.	1,244	16,222
		686,515
Transport-Truck — 0.3%
Con-way, Inc.	76	1,682
J.B. Hunt Transport Services, Inc.	3,460	124,975
Landstar System, Inc.	3,557	140,715
		267,372

Security Description	Shares	Value (Note 3)
Vitamins & Nutrition Products — 0.3%
GNC Holdings, Inc., Class A†	2,300	$46,276
Herbalife, Ltd.	1,783	95,569
Mead Johnson Nutrition Co.	1,217	83,766
		225,611
Water — 0.0%
Aqua America, Inc.	205	4,422
Water Treatment Systems — 0.1%
Nalco Holding Co.	1,932	67,581
Web Hosting/Design — 0.3%
Equinix, Inc.†	1,224	108,728
Rackspace Hosting, Inc.	3,127	106,756
		215,484
Web Portals/ISP — 0.4%
AAC Acoustic Technologies Holdings, Inc.†(7)	68,000	145,994
Charter Communications, Inc.†	808	37,847
Pandora Media, Inc.†	3,900	57,135
SINA Corp.†	1,300	93,093
		334,069
Wire & Cable Products — 0.1%
General Cable Corp.†	2,590	60,476
Wireless Equipment — 1.1%
Aruba Networks, Inc.†	24,750	517,523
Crown Castle International Corp.†	4,429	180,127
SBA Communications Corp., Class A†	6,989	240,981
		938,631
X-Ray Equipment — 0.6%
Hologic, Inc.†	31,240	475,160
Total Common Stock (cost $80,762,624)		80,127,447
EXCHANGE-TRADED FUNDS — 2.9%
iShares Russell Midcap Growth Index Fund	27,200	1,350,208
iShares Russell Midcap Index Fund	12,900	1,138,425
Total Exchange-Traded Funds (cost $4,162,446)		2,488,633
PREFERRED STOCK — 0.2%
Apparel Manufacturers — 0.1%
Michael Kors Holdings, Ltd.†(4)(5)(6)	1,420	65,397
E-Commerce/Services — 0.1%
Coupons.com†(4)(5)(6)	12,730	69,930
Total Preferred Stock (cost $135,327)		135,327
RIGHTS — 0.0%
Medical-Drugs — 0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc.† Expires 12/31/10(4)(5) (cost $574)	574	0
Total Long-Term Investment Securities (cost $85,060,971)		82,751,407

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 3)
SHORT-TERM INVESTMENT SECURITIES — 2.3%
Registered Investment Companies — 2.2%
T. Rowe Price Reserve Investment Fund	1,884,405	$1,884,405
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.00% due 12/15/11(1)	$60,000	59,998
Total Short-Term Investment Securities (cost $1,944,405)		1,944,403
REPURCHASE AGREEMENTS — 7.0%
Bank of America Securities LLC Joint Repurchase Agreement(2)	825,000	825,000
BNP Paribas SA Joint Repurchase Agreement(2)	625,000	625,000
Deutsche Bank AG Joint Repurchase Agreement(2)	570,000	570,000
Royal Bank of Scotland Joint Repurchase Agreement(2)	625,000	625,000
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	2,574,000	2,574,000
UBS Securities LLC Joint Repurchase Agreement(2)	720,000	720,000
Total Repurchase Agreements (cost $5,939,000)		5,939,000
TOTAL INVESTMENTS (cost $92,944,376)(3)	106.7%	90,634,810
Liabilities in excess of other assets	(6.7)	(5,681,379)
NET ASSETS	100.0%	$84,953,431

†  Non-income producing security

(1)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts

(2)  See Note 3 for details of Joint Repurchase Agreements.

(3)  See Note 4 for cost of investments on a tax basis.

(4)  Illiquid security. At September 30, 2011, the aggregate value of these securities was $439,100 representing 0.5% of net assets.

(5)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 3.

(6)  Denotes a restricted security that (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 3. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exits. As of September 30, 2011, the Mid Cap Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value per Share	Value as a % of Net Assets
Coupons.com Preferred Stock	06/01/11	6,365	$69,930
	08/18/11	6,365	—
		12,730	69,930	$69,930	$5.49	0.08
Michael Kors Holdings, Ltd. Preferred Stock	07/11/11	1,420	$65,397	$65,397	$46.05	0.08
				$135,327		0.16

(7)  Security was valued using fair value procedures at September 30, 2011. The aggregate value of these securities was $919,037 representing 1.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 3 regarding fair value pricing for foreign equity securities.

ADR — American Depository Receipt

OTC — Over The Counter

TSX — Toronto Stock Exchange

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2011	Unrealized Appreciation (Depreciation)
7	Long	S&P Midcap 400 E-Mini Index	December 2011	$576,848	$545,230	$(31,618)

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2011 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$78,904,637	$919,037	#	$303,773	$80,127,447
Exchange Traded Funds	2,488,633	—		—	2,488,633
Preferred Stock	—	—		135,327	135,327
Rights	—	—		0	0
Short-Term Investment Securities:
Registered Investment Companies	—	1,884,405		—	1,884,405
U.S. Government Treasuries	—	59,998		—	59,998
Repurchase Agreements	—	5,939,000		—	5,939,000
Total	$81,393,270	$8,802,440		$439,100	$90,634,810
Liabilities:
Other Financial Instruments+
Open Futures Contracts - Depreciation	31,618	—		—	31,618
Total	$31,618	$—		$—	$31,618

#  Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $919,037 representing 1.1% of net ssets. See Note 3.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock	Preferred Stock	Rights
Balance as of 3/31/2011	$—	$—	$0
Accrued discounts	—	—	—
Accrued premiums	—	—	—
Realized gain	—	—	—
Realized loss	—	—	—
Change in unrealized appreciation(1)	—	—	—
Change in unrealized depreciation(1)	(13,099)	—	—
Net purchases	316,872	135,327	—
Net sales	—	—	—
Transfers into Level 3(2)	—	—	—
Transfers out of Level 3(2)	—	—	—
Balance as of 9/30/2011	$303,773	$135,327	$0

(1)  The total change in unrealized appreciation(depreciation) included in the statement of operations attributable to level 3 investments still held at September 30, 2011 includes:

Common Stock	Preferred Stock	Rights
$(13,099)	$—	$—

(2)  The Fund's policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO PROFILE — September 30, 2011 (unaudited)

Industry Allocation*
Electric-Integrated	8.4%
Repurchase Agreements	7.4
Real Estate Investment Trusts	7.3
Diversified Manufacturing Operations	4.0
Banks-Commercial	3.9
Oil Companies-Exploration & Production	3.8
Gas-Distribution	1.8
Insurance-Reinsurance	1.7
Insurance-Multi-line	1.7
Index Fund	1.7
Banks-Super Regional	1.6
Investment Management/Advisor Services	1.5
Insurance-Life/Health	1.5
Auto/Truck Parts & Equipment-Original	1.4
Medical-HMO	1.4
Insurance Brokers	1.4
Advertising Agencies	1.4
Food-Misc.	1.3
Retail-Apparel/Shoe	1.1
Insurance-Property/Casualty	1.1
Electronic Components-Semiconductors	1.1
Medical-Generic Drugs	1.1
Chemicals-Specialty	1.1
Non-Hazardous Waste Disposal	1.0
Broadcast Services/Program	1.0
Steel-Producers	1.0
Food-Confectionery	1.0
Agricultural Operations	0.9
Medical Instruments	0.9
Pipelines	0.9
Finance-Investment Banker/Broker	0.9
E-Commerce/Services	0.8
Aerospace/Defense	0.8
Gold Mining	0.8
Oil-Field Services	0.8
Chemicals-Diversified	0.8
Oil & Gas Drilling	0.8
Engineering/R&D Services	0.7
Retail-Regional Department Stores	0.7
Beverages-Wine/Spirits	0.7
Medical Products	0.6
Exchange-Traded Funds	0.6
Therapeutics	0.6
Semiconductor Components-Integrated Circuits	0.6
Finance-Consumer Loans	0.6
Data Processing/Management	0.6
Containers-Paper/Plastic	0.6
Containers-Metal/Glass	0.6
Finance-Other Services	0.6
Aerospace/Defense-Equipment	0.6
Cable/Satellite TV	0.6
Telephone-Integrated	0.6
Electronic Forms	0.6
Consumer Products-Misc.	0.5
Office Automation & Equipment	0.5
Airlines	0.5
Beverages-Non-alcoholic	0.5
Electronic Components-Misc.	0.5
Transport-Rail	0.5
Retail-Pet Food & Supplies	0.5
Enterprise Software/Service	0.5%
Medical-Wholesale Drug Distribution	0.5
Building-Residential/Commercial	0.4
Computers-Memory Devices	0.4
Applications Software	0.4
Transport-Marine	0.4
Cellular Telecom	0.4
Oil Field Machinery & Equipment	0.4
Coal	0.4
Commercial Services-Finance	0.4
Dental Supplies & Equipment	0.4
Networking Products	0.4
Retail-Home Furnishings	0.4
X-Ray Equipment	0.4
Medical-Biomedical/Gene	0.4
Batteries/Battery Systems	0.3
Hospital Beds/Equipment	0.3
Entertainment Software	0.3
Electric Products-Misc.	0.3
Savings & Loans/Thrifts	0.3
Machine Tools & Related Products	0.3
Home Decoration Products	0.3
Oil Refining & Marketing	0.3
Filtration/Separation Products	0.3
Wire & Cable Products	0.3
Tobacco	0.3
Paper & Related Products	0.3
Medical-Drugs	0.3
Electronic Connectors	0.3
Industrial Gases	0.3
Independent Power Producers	0.3
Electric-Generation	0.3
Building Products-Wood	0.2
Computer Aided Design	0.2
Electronic Measurement Instruments	0.2
Steel-Specialty	0.2
Distribution/Wholesale	0.2
Audio/Video Products	0.2
Vitamins & Nutrition Products	0.2
Finance-Credit Card	0.2
Tools-Hand Held	0.2
Apparel Manufacturers	0.2
Food-Meat Products	0.2
Wireless Equipment	0.2
Retail-Office Supplies	0.2
Medical-Hospitals	0.2
Retail-Consumer Electronics	0.2
Telecom Services	0.1
Water	0.1
Banks-Fiduciary	0.1
Oil Companies-Integrated	0.1
Food-Retail	0.1
Instruments-Controls	0.1
Hotels/Motels	0.1
Consulting Services	0.1
Electronics-Military	0.1
Retail-Major Department Stores	0.1
Electronic Parts Distribution	0.1
Dialysis Centers	0.1
Computer Services	0.1

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO PROFILE — September 30, 2011 (unaudited) (continued)

Industry Allocation (continued)*
Coatings/Paint	0.1%
Physical Therapy/Rehabilitation Centers	0.1
Brewery	0.1
Investment Companies	0.1
Retail-Automobile	0.1
Semiconductor Equipment	0.1
Diagnostic Kits	0.1
Telecommunication Equipment	0.1
Diversified Operations	0.1
Retail-Restaurants	0.1
Computers-Integrated Systems	0.1
Retail-Discount	0.1
Commercial Services	0.1
Machinery-Farming	0.1
Appliances	0.1
Power Converter/Supply Equipment	0.1
Human Resources	0.1
Publishing-Newspapers	0.1
Quarrying	0.1
Linen Supply & Related Items	0.1
Electronic Design Automation	0.1
Building & Construction Products-Misc.	0.1
Retail-Computer Equipment	0.1
Miscellaneous Manufacturing	0.1
Real Estate Operations & Development	0.1
Pharmacy Services	0.1
Retail-Jewelry	0.1
Financial Guarantee Insurance	0.1
Soap & Cleaning Preparation	0.1
Casino Hotels	0.1
Office Supplies & Forms	0.1
103.2%

*  Calculated as a percentage of net assets

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCK — 93.5%
Advertising Agencies — 1.4%
Interpublic Group of Cos., Inc.	180,433	$1,299,118
Omnicom Group, Inc.	27,300	1,005,732
		2,304,850
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A†	1,137	10,642
Lamar Advertising Co., Class A†	1,132	19,278
		29,920
Aerospace/Defense — 0.8%
Rockwell Collins, Inc.	15,100	796,676
Spirit Aerosystems Holdings, Inc., Class A†	35,618	568,107
		1,364,783
Aerospace/Defense-Equipment — 0.6%
Alliant Techsystems, Inc.	871	47,478
BE Aerospace, Inc.†	14,250	471,817
Goodrich Corp.	3,742	451,585
		970,880
Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	328	40,472
Agricultural Operations — 0.9%
Bunge, Ltd.	26,216	1,528,131
Airlines — 0.5%
AMR Corp.†	4,911	14,537
Copa Holdings SA, Class A	196	12,009
Delta Air Lines, Inc.†	10,728	80,460
JetBlue Airways Corp.†	80,335	329,373
Southwest Airlines Co.	54,157	435,422
United Continental Holdings, Inc.†	1,374	26,628
		898,429
Apparel Manufacturers — 0.2%
VF Corp.	2,606	316,681
Appliances — 0.1%
Whirlpool Corp.	2,332	116,390
Applications Software — 0.4%
Compuware Corp.†	1,619	12,402
Emdeon, Inc., Class A†	767	14,412
Intuit, Inc.	9,300	441,192
Quest Software, Inc.†	16,322	259,193
		727,199
Auction House/Art Dealers — 0.0%
KAR Auction Services, Inc.†	642	7,775
Audio/Video Products — 0.2%
Harman International Industries, Inc.	12,760	364,681
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp.†	921	29,582
Oshkosh Corp.†	2,531	39,838
		69,420
Auto/Truck Parts & Equipment-Original — 1.4%
Autoliv, Inc.	2,707	131,289
Federal-Mogul Corp.†	544	8,024
Lear Corp.	34,248	1,469,239
TRW Automotive Holdings Corp.†	17,023	557,163

Security Description	Shares	Value (Note 3)
Auto/Truck Parts & Equipment-Original (continued)
Visteon Corp.†	1,345	$57,835
WABCO Holdings, Inc.†	5,000	189,300
		2,412,850
Banks-Commercial — 3.9%
Associated Banc-Corp.	4,816	44,789
Bank of Hawaii Corp.	1,325	48,230
BOK Financial Corp.	711	33,339
CapitalSource, Inc.	8,981	55,143
CIT Group, Inc.†	29,282	889,294
City National Corp.	16,894	637,917
Commerce Bancshares, Inc.	13,564	471,349
Cullen/Frost Bankers, Inc.	11,911	546,239
East West Bancorp, Inc.	4,844	72,224
First Citizens BancShares, Inc., Class A	151	21,675
First Horizon National Corp.	7,317	43,609
First Republic Bank†	12,056	279,217
Fulton Financial Corp.	5,537	42,358
Hancock Holding Co.	20,700	554,346
M&T Bank Corp.	18,941	1,323,976
Popular, Inc.†	28,562	42,843
Regions Financial Corp.	38,379	127,802
Signature Bank†	10,900	520,257
Synovus Financial Corp.	21,820	23,347
TCF Financial Corp.	4,419	40,478
UMB Financial Corp.	5,900	189,272
Valley National Bancorp.	4,720	49,985
Zions Bancorporation	33,144	466,336
		6,524,025
Banks-Fiduciary — 0.1%
Northern Trust Corp.	6,623	231,673
Banks-Super Regional — 1.6%
Comerica, Inc.	23,714	544,711
Fifth Third Bancorp	90,144	910,454
Huntington Bancshares, Inc.	26,602	127,690
KeyCorp	29,062	172,338
SunTrust Banks, Inc.	53,595	962,030
		2,717,223
Batteries/Battery Systems — 0.3%
Energizer Holdings, Inc.†	8,504	565,006
Beverages-Non-alcoholic — 0.5%
Coca-Cola Enterprises, Inc.	20,510	510,289
Dr. Pepper Snapple Group, Inc.	10,000	387,800
		898,089
Beverages-Wine/Spirits — 0.7%
Brown-Forman Corp., Class B	419	29,389
Constellation Brands, Inc., Class A†	5,625	101,250
Fortune Brands, Inc.†	17,951	970,790
		1,101,429
Brewery — 0.1%
Molson Coors Brewing Co., Class B	3,987	157,925

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Broadcast Services/Program — 1.0%
Discovery Communications, Inc., Class A†	14,900	$560,538
Liberty Media Corp.–Liberty Capital†	2,146	141,894
Liberty Media Corp.–Liberty Starz†	1,597	101,505
Scripps Networks Interactive, Inc., Class A	24,314	903,751
		1,707,688
Building & Construction Products-Misc. — 0.1%
Armstrong World Industries, Inc.	527	18,150
Owens Corning†	3,860	83,685
		101,835
Building Products-Cement — 0.0%
Martin Marietta Materials, Inc.	673	42,547
Building Products-Wood — 0.2%
Masco Corp.	58,567	416,997
Building-Heavy Construction — 0.0%
Chicago Bridge & Iron Co.	1,171	33,526
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	1,229	27,222
Building-Residential/Commercial — 0.4%
D.R. Horton, Inc.	8,671	78,386
Lennar Corp., Class A	4,482	60,686
NVR, Inc.†	836	504,927
Pulte Group, Inc.†	9,488	37,478
Toll Brothers, Inc.†	4,662	67,273
		748,750
Cable/Satellite TV — 0.6%
DISH Network Corp., Class A†	18,020	451,581
Liberty Global, Inc., Class A†	13,931	504,024
		955,605
Casino Hotels — 0.1%
MGM Resorts International†	8,654	80,396
Casino Services — 0.0%
Bally Technologies, Inc.†	84	2,266
International Game Technology	4,064	59,050
		61,316
Cellular Telecom — 0.4%
NII Holdings, Inc.†	591	15,927
Sprint Nextel Corp.†	224,002	680,966
U.S. Cellular Corp.†	403	15,979
		712,872
Chemicals-Diversified — 0.8%
Celanese Corp., Series A	22,783	741,131
Chemtura Corp.†	46,236	463,747
Huntsman Corp.	5,180	50,091
Rockwood Holdings, Inc.†	99	3,335
Westlake Chemical Corp.	438	15,015
		1,273,319

Security Description	Shares	Value (Note 3)
Chemicals-Specialty — 1.1%
Ashland, Inc.	15,931	$703,194
Cabot Corp.	1,828	45,298
Cytec Industries, Inc.	13,496	474,250
Eastman Chemical Co.	8,100	555,093
WR Grace & Co.†	204	6,793
		1,784,628
Coal — 0.4%
Alpha Natural Resources, Inc.†	3,224	57,033
Arch Coal, Inc.	5,823	84,899
Consol Energy, Inc.	15,483	525,338
		667,270
Coatings/Paint — 0.1%
RPM International, Inc.	4,206	78,652
Valspar Corp.	2,674	83,456
		162,108
Commercial Services — 0.1%
Quanta Services, Inc.†	6,577	123,582
Commercial Services-Finance — 0.4%
Equifax, Inc.	3,586	110,233
H&R Block, Inc.	3,495	46,518
Paychex, Inc.	718	18,934
Total System Services, Inc.	5,105	86,428
Verisk Analytics, Inc., Class A†	526	18,289
Western Union Co.	23,200	354,728
		635,130
Computer Aided Design — 0.2%
Parametric Technology Corp.†	26,833	412,692
Computer Services — 0.1%
Computer Sciences Corp.	4,736	127,162
DST Systems, Inc.	833	36,510
		163,672
Computers-Integrated Systems — 0.1%
Brocade Communications Systems, Inc.†	15,186	65,604
Diebold, Inc.	1,814	49,903
NCR Corp.†	943	15,927
		131,434
Computers-Memory Devices — 0.4%
NetApp, Inc.†	8,049	273,183
SanDisk Corp.†	7,219	291,287
Western Digital Corp.†	7,020	180,554
		745,024
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	2,573	69,548
Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.†	340	5,056
CoreLogic, Inc.†	2,693	28,734
Genpact, Ltd.†	788	11,339
SAIC, Inc.†	6,291	74,297
Towers Watson & Co., Class A	1,443	86,263
		205,689

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Consumer Products-Misc. — 0.5%
Clorox Co.	3,747	$248,539
Jarden Corp.	2,917	82,434
Scotts Miracle-Gro Co., Class A	172	7,671
Tupperware Brands Corp.	10,700	575,018
		913,662
Containers-Metal/Glass — 0.6%
Ball Corp.	8,400	260,568
Greif, Inc., Class A	15,762	676,032
Owens-Illinois, Inc.†	5,195	78,549
		1,015,149
Containers-Paper/Plastic — 0.6%
Bemis Co., Inc.	3,277	96,049
Packaging Corp. of America	272	6,338
Sealed Air Corp.	5,058	84,468
Sonoco Products Co.	3,113	87,880
Temple-Inland, Inc.	23,954	751,437
		1,026,172
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd.	1,658	35,879
Data Processing/Management — 0.6%
Broadridge Financial Solutions, Inc.	192	3,867
Fidelity National Information Services, Inc.	7,934	192,955
Fiserv, Inc.†	16,394	832,323
		1,029,145
Dental Supplies & Equipment — 0.4%
DENTSPLY International, Inc.	2,649	81,298
Patterson Cos., Inc.	19,238	550,784
		632,082
Diagnostic Kits — 0.1%
Alere, Inc.†	2,376	46,688
QIAGEN NV†	7,267	100,503
		147,191
Dialysis Centers — 0.1%
DaVita, Inc.†	2,800	175,476
Distribution/Wholesale — 0.2%
Arrow Electronics, Inc.†	3,123	86,757
Genuine Parts Co.	3,461	175,819
Ingram Micro, Inc., Class A†	5,104	82,327
WESCO International, Inc.†	632	21,204
		366,107
Diversified Manufacturing Operations — 4.0%
Carlisle Cos., Inc.	1,561	49,765
Cooper Industries PLC	10,077	464,751
Crane Co.	1,354	48,324
Dover Corp.	15,951	743,317
Eaton Corp.	28,284	1,004,082
Harsco Corp.	2,044	39,633
Ingersoll-Rand PLC	11,813	331,827
ITT Corp.	5,534	232,428
Leggett & Platt, Inc.	989	19,572
Parker Hannifin Corp.	16,795	1,060,268
Pentair, Inc.	25,968	831,236
SPX Corp.	6,817	308,878

Security Description	Shares	Value (Note 3)
Diversified Manufacturing Operations (continued)
Textron, Inc.	35,510	$626,397
Trinity Industries, Inc.	32,420	694,112
Tyco International, Ltd.	8,194	333,906
		6,788,496
Diversified Operations — 0.1%
Leucadia National Corp.	6,035	136,874
E-Commerce/Services — 0.8%
Expedia, Inc.	2,620	67,465
IAC/InterActive Corp.†	2,236	88,434
Liberty Media Corp.–Interactive, Class A†	82,384	1,216,811
		1,372,710
Electric Products-Misc. — 0.3%
AMETEK, Inc.	6,650	219,251
GrafTech International, Ltd.†	19,549	248,272
Molex, Inc.	4,262	86,817
		554,340
Electric-Generation — 0.3%
AES Corp.†	43,443	424,004
Electric-Integrated — 8.4%
Alliant Energy Corp.	3,347	129,462
Ameren Corp.	7,042	209,640
CMS Energy Corp.	77,619	1,536,080
Consolidated Edison, Inc.	8,716	496,986
Constellation Energy Group, Inc.	5,603	213,250
DPL, Inc.	3,583	107,992
DTE Energy Co.	5,021	246,130
Edison International	24,051	919,951
Entergy Corp.	5,407	358,430
Great Plains Energy, Inc.	17,606	339,796
Hawaiian Electric Industries, Inc.	3,083	74,855
Integrys Energy Group, Inc.	2,388	116,105
MDU Resources Group, Inc.	5,809	111,475
Northeast Utilities	29,108	979,484
NSTAR	3,117	139,673
NV Energy, Inc.	48,485	713,214
OGE Energy Corp.	2,968	141,841
Pepco Holdings, Inc.	6,824	129,110
Pinnacle West Capital Corp.	15,652	672,097
PPL Corp.	93,804	2,677,166
Progress Energy, Inc.	8,596	444,585
SCANA Corp.	25,086	1,014,729
TECO Energy, Inc.	6,578	112,681
Westar Energy, Inc.	16,160	426,947
Wisconsin Energy Corp.	6,839	213,992
Xcel Energy, Inc.	67,886	1,676,105
		14,201,776
Electronic Components-Misc. — 0.5%
AVX Corp.	1,338	15,882
Garmin, Ltd.	8,107	257,559
Jabil Circuit, Inc.	931	16,563
TE Connectivity, Ltd.	18,500	520,590
Vishay Intertechnology, Inc.†	4,226	35,329
		845,923

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Electronic Components-Semiconductors — 1.1%
Cree, Inc.†	3,214	$83,500
Fairchild Semiconductor International, Inc.†	3,546	38,297
Freescale Semiconductor Holdings I, Ltd.†	456	5,030
International Rectifier Corp.†	1,938	36,086
Intersil Corp., Class A	1,752	18,028
LSI Corp.†	11,738	60,803
MEMC Electronic Materials, Inc.†	2,612	13,687
Micron Technology, Inc.†	78,028	393,261
NVIDIA Corp.†	33,770	422,125
ON Semiconductor Corp.†	23,779	170,495
PMC–Sierra, Inc.†	6,116	36,574
QLogic Corp.†	536	6,796
Silicon Laboratories, Inc.†	127	4,256
Xilinx, Inc.	20,292	556,812
		1,845,750
Electronic Connectors — 0.3%
Amphenol Corp., Class A	9,794	399,301
Thomas & Betts Corp.†	1,104	44,061
		443,362
Electronic Design Automation — 0.1%
Synopsys, Inc.†	4,220	102,799
Electronic Forms — 0.6%
Adobe Systems, Inc.†	38,312	926,001
Electronic Measurement Instruments — 0.2%
FLIR Systems, Inc.	14,300	358,215
Itron, Inc.†	1,128	33,276
		391,491
Electronic Parts Distribution — 0.1%
Avnet, Inc.†	4,650	121,272
Tech Data Corp.†	1,524	65,883
		187,155
Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	3,203	198,490
Energy-Alternate Sources — 0.0%
Covanta Holding Corp.	3,149	47,833
Engineering/R&D Services — 0.7%
Aecom Technology Corp.†	1,828	32,301
Jacobs Engineering Group, Inc.†	18,056	583,028
KBR, Inc.	4,302	101,656
McDermott International, Inc.†	815	8,769
Shaw Group, Inc.†	2,006	43,611
URS Corp.†	15,274	453,027
		1,222,392
Enterprise Software/Service — 0.5%
BMC Software, Inc.†	7,785	300,189
CA, Inc.	11,658	226,282
QLIK Technologies, Inc.†	10,654	230,766
		757,237
Entertainment Software — 0.3%
Activision Blizzard, Inc.	12,655	150,594
Electronic Arts, Inc.†	20,124	411,536
		562,130

Security Description	Shares	Value (Note 3)
Filtration/Separation Products — 0.3%
Pall Corp.	11,600	$491,840
Finance-Consumer Loans — 0.6%
SLM Corp.	84,094	1,046,970
Finance-Credit Card — 0.2%
Discover Financial Services	14,807	339,673
Finance-Investment Banker/Broker — 0.9%
E*Trade Financial Corp.†	7,872	71,714
Interactive Brokers Group, Inc., Class A	1,015	14,139
Jefferies Group, Inc.	3,763	46,699
Lazard, Ltd., Class A	42,101	888,331
LPL Investment Holdings, Inc.†	14,551	369,887
Raymond James Financial, Inc.	3,240	84,110
		1,474,880
Finance-Leasing Companies — 0.0%
Air Lease Corp.†	966	18,547
Finance-Other Services — 0.6%
NASDAQ OMX Group, Inc.†	36,766	850,765
NYSE Euronext	5,489	127,565
		978,330
Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	5,138	56,467
MBIA, Inc.†	4,108	29,865
		86,332
Food-Confectionery — 1.0%
Hershey Co.	1,250	74,050
J.M. Smucker Co.	21,242	1,548,329
		1,622,379
Food-Dairy Products — 0.0%
Dean Foods Co.†	5,090	45,148
Food-Meat Products — 0.2%
Hormel Foods Corp.	1,789	48,339
Smithfield Foods, Inc.†	5,178	100,971
Tyson Foods, Inc., Class A	9,196	159,642
		308,952
Food-Misc. — 1.3%
Campbell Soup Co.	1,198	38,779
ConAgra Foods, Inc.	47,720	1,155,779
Corn Products International, Inc.	410	16,088
H.J. Heinz Co.	3,990	201,415
McCormick & Co., Inc.	1,163	53,684
RalCorp Holdings, Inc.†	5,572	427,428
Sara Lee Corp.	19,948	326,150
		2,219,323
Food-Retail — 0.1%
Safeway, Inc.	10,720	178,273
SUPERVALU, Inc.	5,895	39,261
		217,534
Funeral Services & Related Items — 0.0%
Service Corp. International	7,756	71,045
Gas-Distribution — 1.8%
AGL Resources, Inc.	2,444	99,568
Atmos Energy Corp.	2,846	92,353
CenterPoint Energy, Inc.	12,835	251,823

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Gas-Distribution (continued)
National Fuel Gas Co.	2,125	$103,445
NiSource, Inc.	8,295	177,347
Questar Corp.	32,100	568,491
Sempra Energy	26,256	1,352,184
Southern Union Co.	3,740	151,732
UGI Corp.	3,496	91,840
Vectren Corp.	2,658	71,978
		2,960,761
Gold Mining — 0.8%
Agnico-Eagle Mines, Ltd.	6,900	410,688
IAMGOLD Corp.	35,100	694,278
Royal Gold, Inc.	3,600	230,616
		1,335,582
Home Decoration Products — 0.3%
Newell Rubbermaid, Inc.	42,973	510,090
Hospital Beds/Equipment — 0.3%
Hill-Rom Holdings, Inc.	165	4,953
Kinetic Concepts, Inc.†	8,482	558,879
		563,832
Hotels/Motels — 0.1%
Choice Hotels International, Inc.	730	21,696
Hyatt Hotels Corp., Class A†	1,165	36,546
Wyndham Worldwide Corp.	5,189	147,938
		206,180
Human Resources — 0.1%
Manpower, Inc.	2,545	85,563
Monster Worldwide, Inc.†	3,593	25,798
		111,361
Independent Power Producers — 0.3%
Calpine Corp.†	10,762	151,529
GenOn Energy, Inc.†	44,843	124,663
NRG Energy, Inc.†	7,313	155,109
		431,301
Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	5,800	442,946
Instruments-Controls — 0.1%
Woodward, Inc.	7,700	210,980
Instruments-Scientific — 0.0%
PerkinElmer, Inc.	3,675	70,597
Insurance Brokers — 1.4%
AON Corp.	23,882	1,002,566
Arthur J. Gallagher & Co.	3,453	90,814
Brown & Brown, Inc.	3,236	57,601
Marsh & McLennan Cos., Inc.	45,816	1,215,957
		2,366,938
Insurance-Life/Health — 1.5%
Lincoln National Corp.	35,990	562,524
Principal Financial Group, Inc.	53,438	1,211,439
Protective Life Corp.	2,381	37,215
StanCorp Financial Group, Inc.	1,257	34,656
Torchmark Corp.	3,169	110,471
Unum Group	25,527	535,046
		2,491,351

Security Description	Shares	Value (Note 3)
Insurance-Multi-line — 1.7%
ACE, Ltd.	7,900	$478,740
American Financial Group, Inc.	2,573	79,943
American National Insurance Co.	191	13,227
Assurant, Inc.	2,987	106,935
Cincinnati Financial Corp.	4,463	117,511
CNA Financial Corp.	741	16,650
Genworth Financial, Inc., Class A†	49,044	281,513
Hartford Financial Services Group, Inc.	47,233	762,341
Kemper Corp.	1,389	33,280
Old Republic International Corp.	8,357	74,544
XL Group PLC	45,700	859,160
		2,823,844
Insurance-Property/Casualty — 1.1%
Alleghany Corp.†	184	53,084
Arch Capital Group, Ltd.†	3,990	130,373
Fidelity National Financial, Inc., Class A	6,848	103,953
Hanover Insurance Group, Inc.	1,263	44,836
HCC Insurance Holdings, Inc.	3,554	96,136
Markel Corp.†	295	105,353
Mercury General Corp.	743	28,494
Progressive Corp.	19,942	354,170
White Mountains Insurance Group, Ltd.	216	87,642
WR Berkley Corp.	31,052	921,934
		1,925,975
Insurance-Reinsurance — 1.7%
Allied World Assurance Co. Holdings AG	1,054	56,610
Aspen Insurance Holdings, Ltd.	1,967	45,320
Axis Capital Holdings, Ltd.	3,996	103,656
Endurance Specialty Holdings, Ltd.	1,126	38,453
Everest Re Group, Ltd.	15,386	1,221,341
PartnerRe, Ltd.	20,705	1,082,250
Reinsurance Group of America, Inc.	2,284	104,950
RenaissanceRe Holdings, Ltd.	1,599	102,016
Transatlantic Holdings, Inc.	1,959	95,051
Validus Holdings, Ltd.	1,848	46,052
		2,895,699
Internet Infrastructure Software — 0.0%
Akamai Technologies, Inc.†	467	9,284
Investment Companies — 0.1%
American Capital, Ltd.†	9,799	66,829
Ares Capital Corp.	6,470	89,092
		155,921
Investment Management/Advisor Services — 1.5%
Affiliated Managers Group, Inc.†	5,914	461,587
Ameriprise Financial, Inc.	7,327	288,391
Federated Investors, Inc., Class B	477	8,362
Invesco, Ltd.	55,428	859,688
Janus Capital Group, Inc.	42,057	252,342
Legg Mason, Inc.	24,480	629,381
		2,499,751
Leisure Products — 0.0%
WMS Industries, Inc.†	1,591	27,986

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Linen Supply & Related Items — 0.1%
Cintas Corp.	3,684	$103,668
Machine Tools & Related Products — 0.3%
Kennametal, Inc.	15,542	508,845
Lincoln Electric Holdings, Inc.	905	26,254
		535,099
Machinery-Construction & Mining — 0.0%
Terex Corp.†	3,045	31,242
Machinery-Electrical — 0.0%
Regal-Beloit Corp.	1,074	48,738
Machinery-Farming — 0.1%
AGCO Corp.†	2,928	101,221
CNH Global NV†	735	19,286
		120,507
Machinery-General Industrial — 0.0%
IDEX Corp.	239	7,447
Machinery-Pumps — 0.0%
Flowserve Corp.	140	10,360
Medical Information Systems — 0.0%
Allscripts Healthcare Solutions, Inc.†	1,025	18,471
Medical Instruments — 0.9%
Boston Scientific Corp.†	191,070	1,129,224
St. Jude Medical, Inc.	10,300	372,757
		1,501,981
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc.	359	17,720
Medical Products — 0.6%
CareFusion Corp.†	4,703	112,637
Cooper Cos., Inc.	1,068	84,532
Henry Schein, Inc.†	1,372	85,078
Hospira, Inc.†	751	27,787
Teleflex, Inc.	1,314	70,654
Zimmer Holdings, Inc.†	13,281	710,533
		1,091,221
Medical-Biomedical/Gene — 0.4%
Bio-Rad Laboratories, Inc., Class A†	550	49,924
Charles River Laboratories International, Inc.†	6,900	197,478
Life Technologies Corp.†	8,049	309,323
Vertex Pharmaceuticals, Inc.†	658	29,307
		586,032
Medical-Drugs — 0.3%
Cephalon, Inc.†	2,299	185,529
Forest Laboratories, Inc.†	8,666	266,826
		452,355
Medical-Generic Drugs — 1.1%
Mylan, Inc.†	65,359	1,111,103
Par Pharmaceutical Cos., Inc.†	9,600	255,552
Watson Pharmaceuticals, Inc.†	6,300	429,975
		1,796,630

Security Description	Shares	Value (Note 3)
Medical-HMO — 1.4%
Aetna, Inc.	18,159	$660,080
AMERIGROUP Corp.†	407	15,877
CIGNA Corp.	8,167	342,524
Coventry Health Care, Inc.†	19,387	558,539
Health Net, Inc.†	2,955	70,063
Humana, Inc.	10,474	761,774
		2,408,857
Medical-Hospitals — 0.2%
Community Health Systems, Inc.†	2,639	43,913
LifePoint Hospitals, Inc.†	1,459	53,458
Tenet Healthcare Corp.†	12,872	53,161
Universal Health Services, Inc., Class B	4,000	136,000
		286,532
Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	3,300	122,991
McKesson Corp.	8,700	632,490
		755,481
Metal Processors & Fabrication — 0.0%
Commercial Metals Co.	3,208	30,508
Timken Co.	379	12,439
		42,947
Miscellaneous Manufacturing — 0.1%
Aptargroup, Inc.	2,091	93,405
Motion Pictures & Services — 0.0%
DreamWorks Animation SKG, Inc., Class A†	1,984	36,069
Multimedia — 0.0%
McGraw-Hill Cos., Inc.	1,741	71,381
Networking Products — 0.4%
Anixter International, Inc.†	7,800	370,032
Polycom, Inc.†	13,320	244,688
		614,720
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	1,108	16,598
Non-Hazardous Waste Disposal — 1.0%
Republic Services, Inc.	61,824	1,734,781
Waste Connections, Inc.	391	13,224
		1,748,005
Office Automation & Equipment — 0.5%
Pitney Bowes, Inc.	5,655	106,314
Xerox Corp.	114,946	801,174
		907,488
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	3,201	80,281
Oil & Gas Drilling — 0.8%
Atwood Oceanics, Inc.†	1,123	38,586
Diamond Offshore Drilling, Inc.	1,012	55,397
Ensco PLC ADR	6,647	268,738
Helmerich & Payne, Inc.	5,293	214,896
Nabors Industries, Ltd.†	8,696	106,613
Patterson-UTI Energy, Inc.	4,307	74,683
Rowan Cos., Inc.†	15,578	470,300
Unit Corp.†	1,164	42,975
		1,272,188

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Oil Companies-Exploration & Production — 3.8%
Cabot Oil & Gas Corp.	2,700	$167,157
Cimarex Energy Co.	1,926	107,278
Cobalt International Energy, Inc.†	227	1,750
Denbury Resources, Inc.†	1,865	21,447
Energen Corp.	10,894	445,456
EQT Corp.	41,048	2,190,321
EXCO Resources, Inc.	348	3,731
Forest Oil Corp.†	7,579	109,138
Kosmos Energy, Ltd.†	146	1,710
Newfield Exploration Co.†	5,631	223,494
Noble Energy, Inc.	4,212	298,210
Pioneer Natural Resources Co.	9,172	603,242
Plains Exploration & Production Co.†	4,370	99,243
QEP Resources, Inc.	28,256	764,890
Quicksilver Resources, Inc.†	3,059	23,187
Range Resources Corp.	22,746	1,329,731
SM Energy Co.	339	20,560
		6,410,545
Oil Companies-Integrated — 0.1%
Murphy Oil Corp.	4,974	219,652
Oil Field Machinery & Equipment — 0.4%
Cameron International Corp.†	16,183	672,242
Oil Refining & Marketing — 0.3%
Sunoco, Inc.	3,630	112,566
Tesoro Corp.†	4,542	88,433
Valero Energy Corp.	17,170	305,283
		506,282
Oil-Field Services — 0.8%
Halliburton Co.	13,961	426,090
Oil States International, Inc.†	226	11,508
SEACOR Holdings, Inc.	602	48,286
Superior Energy Services, Inc.†	15,600	409,344
Weatherford International, Ltd.†	34,600	422,466
		1,317,694
Paper & Related Products — 0.3%
Domtar Corp.	1,285	87,598
International Paper Co.	10,278	238,964
MeadWestvaco Corp.	5,131	126,017
		452,579
Pharmacy Services — 0.1%
Omnicare, Inc.	3,609	91,777
Physical Therapy/Rehabilitation Centers — 0.1%
Healthsouth Corp.†	10,700	159,751
Pipelines — 0.9%
El Paso Corp.	46,161	806,894
Oneok, Inc.	2,964	195,743
Spectra Energy Corp.	19,407	476,054
		1,478,691
Power Converter/Supply Equipment — 0.1%
Hubbell, Inc., Class B	1,881	93,185
SunPower Corp., Class A†	2,750	22,247
		115,432

Security Description	Shares	Value (Note 3)
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	5,618	$79,326
Private Corrections — 0.0%
Corrections Corp. of America†	3,445	78,167
Professional Sports — 0.0%
Madison Square Garden, Co., Class A†	1,674	38,167
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	6,704	63,889
Washington Post Co., Class B	139	45,449
		109,338
Publishing-Periodicals — 0.0%
Nielsen Holdings NV†	311	8,111
Quarrying — 0.1%
Vulcan Materials Co.	3,949	108,834
Racetracks — 0.0%
Penn National Gaming, Inc.†	2,196	73,105
Real Estate Investment Trusts — 7.3%
Alexandria Real Estate Equities, Inc.	17,148	1,052,716
American Capital Agency Corp.	5,327	144,362
Annaly Capital Management, Inc.	27,041	449,692
Apartment Investment & Management Co., Class A	1,069	23,646
AvalonBay Communities, Inc.	9,589	1,093,625
Boston Properties, Inc.	837	74,577
Brandywine Realty Trust	3,761	30,126
BRE Properties, Inc.	2,320	98,229
Camden Property Trust	7,793	430,641
Chimera Investment Corp.	31,966	88,546
CommonWealth REIT	2,325	44,105
Corporate Office Properties Trust	1,353	29,468
DDR Corp.	7,011	76,420
Douglas Emmett, Inc.	28,553	488,256
Duke Realty Corp.	7,821	82,120
Equity Residential	8,203	425,490
Essex Property Trust, Inc.	2,119	254,365
Federal Realty Investment Trust	422	34,777
General Growth Properties, Inc.	17,780	215,138
HCP, Inc.	12,210	428,083
Health Care REIT, Inc.	5,271	246,683
Hospitality Properties Trust	3,909	82,988
Host Hotels & Resorts, Inc.	79,359	868,187
Kimco Realty Corp.	48,745	732,637
Liberty Property Trust	17,892	520,836
Macerich Co.	2,572	109,644
Mack-Cali Realty Corp.	2,796	74,793
MFA Financial, Inc.	73,148	513,499
Piedmont Office Realty Trust, Inc.	5,435	87,884
Plum Creek Timber Co., Inc.	2,081	72,232
Prologis, Inc.	13,726	332,855
Realty Income Corp.	3,824	123,286
Regency Centers Corp.	2,795	98,747
Senior Housing Properties Trust	4,724	101,755
SL Green Realty Corp.	2,460	143,049
Tanger Factory Outlet Centers	18,814	489,352
Taubman Centers, Inc.	10,189	512,609
UDR, Inc.	6,014	133,150
Ventas, Inc.	17,395	859,313

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Real Estate Investment Trusts (Continued)
Vornado Realty Trust	4,941	$368,697
Weingarten Realty Investors	3,851	81,526
Weyerhaeuser Co.	11,518	179,105
		12,297,209
Real Estate Management/Services — 0.0%
Jones Lang LaSalle, Inc.	268	13,885
Real Estate Operations & Development — 0.1%
Forest City Enterprises, Inc., Class A†	3,814	40,657
Howard Hughes Corp.†	597	25,134
St. Joe Co.†	1,808	27,102
		92,893
Rental Auto/Equipment — 0.0%
Aaron's, Inc.	602	15,201
Retail-Apparel/Shoe — 1.1%
Abercrombie & Fitch Co., Class A	342	21,053
American Eagle Outfitters, Inc.	6,348	74,399
Chico's FAS, Inc.	1,635	18,688
DSW, Inc., Class A	44	2,032
Foot Locker, Inc.	4,823	96,894
Gap, Inc.	11,545	187,491
Guess?, Inc.	19,800	564,102
PVH Corp.	11,584	674,652
Ross Stores, Inc.	3,662	288,163
		1,927,474
Retail-Automobile — 0.1%
AutoNation, Inc.†	577	18,914
CarMax, Inc.†	5,712	136,231
		155,145
Retail-Computer Equipment — 0.1%
GameStop Corp., Class A†	4,388	101,363
Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	9,587	223,377
RadioShack Corp.	2,947	34,244
		257,621
Retail-Discount — 0.1%
Big Lots, Inc.†	1,371	47,752
BJ's Wholesale Club, Inc.†	1,567	80,293
		128,045
Retail-Home Furnishings — 0.4%
Pier 1 Imports, Inc.†	61,901	605,392
Retail-Jewelry — 0.1%
Signet Jewelers, Ltd.†	2,660	89,908
Retail-Mail Order — 0.0%
Williams-Sonoma, Inc.	1,397	43,014
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	5,004	134,007
Sears Holdings Corp.†	1,076	61,892
		195,899
Retail-Office Supplies — 0.2%
Staples, Inc.	21,567	286,841
Retail-Perfume & Cosmetics — 0.0%
Sally Beauty Holdings, Inc.†	195	3,237

Security Description	Shares	Value (Note 3)
Retail-Pet Food & Supplies — 0.5%
PetSmart, Inc.	18,471	$787,788
Retail-Regional Department Stores — 0.7%
Dillard's, Inc., Class A	943	41,002
Macy's, Inc.	40,616	1,069,013
		1,110,015
Retail-Restaurants — 0.1%
Brinker International, Inc.	184	3,849
Darden Restaurants, Inc.	2,100	89,775
Wendy's Co.	8,791	40,351
		133,975
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	352	4,414
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	1,061	23,989
Savings & Loans/Thrifts — 0.3%
BankUnited, Inc.	929	19,286
Capitol Federal Financial, Inc.	4,654	49,146
First Niagara Financial Group, Inc.	9,522	87,126
Hudson City Bancorp, Inc.	13,350	75,561
New York Community Bancorp, Inc.	13,288	158,127
People's United Financial, Inc.	9,413	107,308
TFS Financial Corp.†	2,220	18,049
Washington Federal, Inc.	3,086	39,316
		553,919
Schools — 0.0%
Career Education Corp.†	1,714	22,367
DeVry, Inc.	357	13,195
Education Management Corp.†	1,069	15,864
		51,426
Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.	7,500	234,375
Atmel Corp.†	814	6,569
Marvell Technology Group, Ltd.†	15,436	224,285
Maxim Integrated Products, Inc.	25,130	586,283
		1,051,512
Semiconductor Equipment — 0.1%
KLA-Tencor Corp.	1,059	40,538
Novellus Systems, Inc.†	2,116	57,682
Teradyne, Inc.†	5,156	56,768
		154,988
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.†	1,355	32,967
Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	1,911	84,466
Steel-Producers — 1.0%
AK Steel Holding Corp.	2,448	16,010
Carpenter Technology Corp.	12,100	543,169
Nucor Corp.	9,599	303,712
Reliance Steel & Aluminum Co.	18,791	639,082
Schnitzer Steel Industries, Inc., Class A	438	16,118
Steel Dynamics, Inc.	1,638	16,249
United States Steel Corp.	4,485	98,715
		1,633,055

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
Steel-Specialty — 0.2%
Allegheny Technologies, Inc.	9,922	$367,015
Telecom Services — 0.1%
Amdocs, Ltd.†	5,672	153,824
Clearwire Corp., Class A†	681	1,587
Level 3 Communications, Inc.†	54,756	81,586
tw telecom, Inc.†	607	10,028
		247,025
Telecommunication Equipment — 0.1%
Harris Corp.	2,875	98,239
Tellabs, Inc.	10,095	43,307
		141,546
Telephone-Integrated — 0.6%
CenturyLink, Inc.	18,524	613,515
Frontier Communications Corp.	30,204	184,546
Telephone and Data Systems, Inc.	2,523	53,614
Windstream Corp.	7,131	83,148
		934,823
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	1,831	78,568
Theaters — 0.0%
Regal Entertainment Group, Class A	1,503	17,645
Therapeutics — 0.6%
Warner Chilcott PLC, Class A†	73,615	1,052,695
Tobacco — 0.3%
Lorillard, Inc.	4,322	478,445
Tools-Hand Held — 0.2%
Snap-on, Inc.	1,554	68,998
Stanley Black & Decker, Inc.	5,061	248,495
		317,493
Toys — 0.0%
Mattel, Inc.	2,879	74,537
Transport-Equipment & Leasing — 0.0%
GATX Corp.	1,289	39,946
Transport-Marine — 0.4%
Alexander & Baldwin, Inc.	1,156	42,229
GulfMark Offshore, Inc., Class A†	3,200	116,288
Kirby Corp.†	434	22,846
Teekay Corp.	1,159	26,205
Tidewater, Inc.	12,252	515,196
		722,764
Transport-Rail — 0.5%
Kansas City Southern†	16,349	816,796
Transport-Services — 0.0%
Ryder System, Inc.	1,433	53,752
UTi Worldwide, Inc.	276	3,599
		57,351
Transport-Truck — 0.0%
Con-way, Inc.	1,394	30,849
Veterinary Diagnostics — 0.0%
VCA Antech, Inc.†	2,401	38,368
Vitamins & Nutrition Products — 0.2%
Mead Johnson Nutrition Co.	5,023	345,733

Security Description	Shares/ Principal Amount	Value (Note 3)
Water — 0.1%
American Water Works Co., Inc.	5,216	$157,419
Aqua America, Inc.	3,942	85,029
		242,448
Water Treatment Systems — 0.0%
Nalco Holding Co.	436	15,251
Web Portals/ISP — 0.0%
AOL, Inc.†	2,971	35,652
Wire & Cable Products — 0.3%
General Cable Corp.†	20,597	480,940
Wireless Equipment — 0.2%
Motorola Mobility Holdings, Inc.†	7,900	298,462
X-Ray Equipment — 0.4%
Hologic, Inc.†	38,852	590,939
Total Common Stock (cost $172,118,552)		157,757,687
RIGHTS† — 0.0%
Medical-Drugs — 0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc. Expires 12/31/10(1)(2) (cost $92)	92	0
EXCHANGE-TRADED FUNDS — 2.3%
iShares Russell Midcap Index Fund	12,000	1,059,000
iShares Russell Midcap Value Index Fund	72,100	2,780,176
Total Exchange-Traded Funds (cost $4,060,896)		3,839,176
Total Long-Term Investment Securities (cost $176,179,540)		161,596,863
SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.00% due 12/15/11 (cost $60,000)(5)	$60,000	59,998
REPURCHASE AGREEMENTS — 7.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/11, to be repurchased 10/03/11 in the amount of $6,571,005 and collateralized by $6,480,000 of United States Treasury Notes, bearing interest at 1.75%, due 01/31/14 and having an approximate value of $6,706,800	6,571,000	6,571,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/11, to be repurchased 10/03/11 in the amount of $3,177,003 and collateralized by $2,500,000 of United States Treasury Bonds, bearing interest at 4.50%, due 08/15/39 and having an approximate value of $3,246,875	3,177,000	3,177,000

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 3)
REPURCHASE AGREEMENTS (continued)
State Street Bank & Trust Co. Joint Repurchase Agreement(3)	$2,667,000	$2,667,000
Total Repurchase Agreements (cost $12,415,000)		12,415,000
TOTAL INVESTMENTS (cost $188,654,540)(4)	103.2%	174,071,861
Liabilities in excess of other assets	(3.2)	(5,395,001)
NET ASSETS	100.0%	$168,676,860

†  Non-income producing security

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 3.

(2)  Illiquid security. At September 30, 2011, the aggregate value of these securities was $0 representing 0.0% of net assets.

(3)  See Note 3 for details of Joint Repurchase Agreements.

(4)  See Note 4 for cost of investments on a tax basis.

(5)  The security or portion thereof was pledged as collateral to cover variation margin requirements for open futures contracts.

ADR — American Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2011	Unrealized Appreciation (Depreciation)
7	Long	S&P Midcap 400 E-Mini Index	December 2011	$576,848	$545,230	$(31,618)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2011 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Electric-Intergrated	$14,201,776	$—	$—	$14,201,776
Real Estate Investment Trusts	12,297,209	—	—	12,297,209
Other Industries*	131,258,702	—	—	131,258,702
Rights	—	—	0	0
Exchange Traded Funds	3,839,176	—	—	3,839,176
Short-Term Investment Securities:
U.S. Government Treasuries	—	59,998	—	59,998
Repurchase Agreements	—	12,415,000	—	12,415,000
Total	$161,596,863	$12,474,998	$0	$174,071,861
Liabilities:
Other Financial Instruments+
Open Futures Contracts - Depreciation	$31,618	$—	$—	$31,618

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Rights
Balance as of 3/31/2011	$0
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	—
Change in unrealized appreciation(1)	—
Change in unrealized depreciation(1)	—
Net purchases	—
Net sales	—
Transfers into Level 3(2)	—
Transfers out of Level 3(2)	—
Balance as of 9/30/2011	$0

(1)  The total change in unrealized appreciation(depreciation) included in the statement of operations attributable to level 3 investments still held at September 30, 2011 includes:

Rights
$—

(2)  The Fund's policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust Small Cap Portfolio

PORTFOLIO PROFILE — September 30, 2011 (unaudited)

Industry Allocation*
Real Estate Investment Trusts	6.0%
Banks-Commercial	6.0
Retail-Apparel/Shoe	4.3
Oil Companies-Exploration & Production	2.2
Investment Management/Advisor Services	2.1
Enterprise Software/Service	2.1
Repurchase Agreements	1.9
Insurance-Property/Casualty	1.7
Networking Products	1.7
Diversified Manufacturing Operations	1.7
Electric-Integrated	1.7
Medical Instruments	1.6
Computer Aided Design	1.6
Transport-Truck	1.6
Oil-Field Services	1.6
Electronic Components-Misc.	1.5
Metal Processors & Fabrication	1.4
Electronic Components-Semiconductors	1.4
Commercial Services-Finance	1.4
Gas-Distribution	1.4
Medical-HMO	1.3
Aerospace/Defense-Equipment	1.3
E-Commerce/Services	1.3
Auto/Truck Parts & Equipment-Original	1.3
Consumer Products-Misc.	1.3
Advanced Materials	1.2
Machinery-General Industrial	1.2
Footwear & Related Apparel	1.1
Semiconductor Equipment	1.1
Savings & Loans/Thrifts	1.0
Commercial Services	1.0
Medical-Hospitals	1.0
Medical-Drugs	1.0
Finance-Investment Banker/Broker	1.0
Real Estate Management/Services	1.0
Computer Services	1.0
Semiconductor Components-Integrated Circuits	1.0
Steel-Producers	1.0
Building & Construction Products-Misc.	0.9
Oil Field Machinery & Equipment	0.9
Telecommunication Equipment	0.8
Distribution/Wholesale	0.8
Non-Hazardous Waste Disposal	0.8
Patient Monitoring Equipment	0.8
Apparel Manufacturers	0.8
Transactional Software	0.7
Retail-Convenience Store	0.7
Retail-Restaurants	0.7
Dental Supplies & Equipment	0.7
Human Resources	0.7
Telecom Services	0.7
Medical-Biomedical/Gene	0.7
Transport-Marine	0.7
Chemicals-Specialty	0.6
Medical Products	0.6
E-Commerce/Products	0.5
Transport-Rail	0.5
Building & Construction-Misc.	0.5
Food-Misc.	0.5
Engineering/R&D Services	0.5
Circuit Boards	0.5%
Chemicals-Plastics	0.4
Telecom Equipment-Fiber Optics	0.4
Tools-Hand Held	0.4
Medical Information Systems	0.4
Chemicals-Diversified	0.4
Auto-Truck Trailers	0.4
Golf	0.4
Exchange-Traded Funds	0.4
Beverages-Non-alcoholic	0.3
Building-Heavy Construction	0.3
Retail-Pawn Shops	0.3
Miscellaneous Manufacturing	0.3
Paper & Related Products	0.3
Applications Software	0.3
Building-Residential/Commercial	0.3
Aerospace/Defense	0.3
Lasers-System/Components	0.3
Communications Software	0.3
Wireless Equipment	0.2
Food-Retail	0.2
Auto-Heavy Duty Trucks	0.2
Electric Products-Misc.	0.2
Food-Wholesale/Distribution	0.2
Transport-Services	0.2
Insurance-Multi-line	0.2
Medical-Outpatient/Home Medical	0.2
Food-Canned	0.2
Steel Pipe & Tube	0.2
Retail-Petroleum Products	0.2
Retail-Sporting Goods	0.2
Computers-Integrated Systems	0.2
Alternative Waste Technology	0.2
Finance-Consumer Loans	0.2
Consulting Services	0.2
Industrial Automated/Robotic	0.2
Data Processing/Management	0.2
Filtration/Separation Products	0.2
Retail-Leisure Products	0.2
Computers-Periphery Equipment	0.2
Rubber/Plastic Products	0.2
Identification Systems	0.2
Retail-Discount	0.2
Rubber-Tires	0.2
Non-Ferrous Metals	0.1
Therapeutics	0.1
Schools	0.1
Building Products-Cement	0.1
Wire & Cable Products	0.1
Retail-Automobile	0.1
Electronic Measurement Instruments	0.1
Diversified Operations/Commercial Services	0.1
Home Furnishings	0.1
Garden Products	0.1
Hazardous Waste Disposal	0.1
Insurance-Life/Health	0.1
Internet Security	0.1
Airlines	0.1
Leisure Products	0.1
Internet Telephone	0.1

Seasons Series Trust Small Cap Portfolio

PORTFOLIO PROFILE — September 30, 2011 (unaudited) (continued)

Industry Allocation (continued)*
Retail-Video Rentals	0.1%
Entertainment Software	0.1
Computer Software	0.1
Telephone-Integrated	0.1
Metal-Aluminum	0.1
Private Corrections	0.1
E-Marketing/Info	0.1
Instruments-Scientific	0.1
Linen Supply & Related Items	0.1
Environmental Consulting & Engineering	0.1
Funeral Services & Related Items	0.1
Auto Repair Centers	0.1
Research & Development	0.1
Metal Products-Distribution	0.1
Vitamins & Nutrition Products	0.1
Disposable Medical Products	0.1
Medical-Generic Drugs	0.1
Investment Companies	0.1
Physicians Practice Management	0.1
E-Services/Consulting	0.1
Building-Maintance & Services	0.1
U.S. Government Treasuries	0.1
Poultry	0.1
Seismic Data Collection	0.1
Internet Application Software	0.1
Auction Houses/Art Dealers	0.1
Power Converter/Supply Equipment	0.1
Veterinary Diagnostics	0.1
Instruments-Controls	0.1
Audio/Video Products	0.1
Coffee	0.1
Engines-Internal Combustion	0.1
Office Furnishings-Original	0.1
Machinery-Farming	0.1
Diagnostic Kits	0.1
Forestry	0.1
Water	0.1
Brewery	0.1
Agricultural Operations	0.1
Electronic Security Devices	0.1
Building Products-Air & Heating	0.1
Diversified Minerals	0.1
Storage/Warehousing	0.1
Machinery-Construction & Mining	0.1
97.8%

*  Calculated as a percentage of net assets

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCK — 95.4%
Advanced Materials — 1.2%
Ceradyne, Inc.†	2,210	$59,427
Hexcel Corp.†	55,268	1,224,739
STR Holdings, Inc.†	3,636	29,488
		1,313,654
Aerospace/Defense — 0.3%
Aerovironment, Inc.†	1,638	46,110
Cubic Corp.	1,401	54,737
National Presto Industries, Inc.	427	37,110
Teledyne Technologies, Inc.†	3,267	159,626
		297,583
Aerospace/Defense-Equipment — 1.3%
AAR Corp.	3,524	58,745
BE Aerospace, Inc.†	28,104	930,524
Curtiss-Wright Corp.	4,139	119,327
GenCorp, Inc.†	5,213	23,406
Kaman Corp.	2,340	65,169
Moog, Inc., Class A†	4,077	132,992
Orbital Sciences Corp.†	5,192	66,458
		1,396,621
Agricultural Operations — 0.1%
Andersons, Inc.	1,652	55,606
Airlines — 0.1%
Allegiant Travel Co.†	1,337	63,013
Skywest, Inc.	4,608	53,038
		116,051
Alternative Waste Technology — 0.2%
Calgon Carbon Corp.†	5,017	73,098
Darling International, Inc.†	10,395	130,873
		203,971
Apparel Manufacturers — 0.8%
Carter's, Inc.†	4,486	137,002
Hanesbrands, Inc.†	20,460	511,705
Maidenform Brands, Inc.†	2,087	48,857
Oxford Industries, Inc.	1,230	42,189
Quiksilver, Inc.†	10,981	33,492
True Religion Apparel, Inc.†	2,287	61,657
		834,902
Applications Software — 0.3%
Ebix, Inc.†	2,859	42,027
EPIQ Systems, Inc.	13,442	168,428
Progress Software Corp.†	5,938	104,212
		314,667
Athletic Footwear — 0.0%
K-Swiss, Inc., Class A†	2,432	10,336
Auction House/Art Dealers — 0.1%
Sotheby's	2,700	74,439
Audio/Video Products — 0.1%
Audiovox Corp., Class A†	1,667	9,152
DTS, Inc.†	1,524	37,841
Universal Electronics, Inc.†	1,328	21,766
		68,759

Security Description	Shares	Value (Note 3)
Auto Repair Centers — 0.1%
Midas, Inc.†	1,280	$10,496
Monro Muffler Brake, Inc.	2,714	89,481
		99,977
Auto-Heavy Duty Trucks — 0.2%
Oshkosh Corp.†	15,730	247,590
Auto-Truck Trailers — 0.4%
Wabash National Corp.†	86,700	413,559
Auto/Truck Parts & Equipment-Original — 1.3%
Dana Holding Corp.†	40,800	428,400
Spartan Motors, Inc.	2,966	12,250
Superior Industries International, Inc.	16,298	251,804
Titan International, Inc.	32,350	485,250
WABCO Holdings, Inc.†	5,240	198,386
		1,376,090
Auto/Truck Parts & Equipment-Replacement — 0.0%
Standard Motor Products, Inc.	1,748	22,672
Banks-Commercial — 6.0%
Bancorp, Inc.†	99,326	711,174
Bank of the Ozarks, Inc.	2,524	52,827
City Holding Co.	1,340	36,167
Columbia Banking System, Inc.	3,508	50,235
Community Bank System, Inc.	3,269	74,174
Cullen/Frost Bankers, Inc.	7,550	346,243
East West Bancorp, Inc.	45,074	672,053
First BanCorp†	1,892	5,298
First Commonwealth Financial Corp.	9,317	34,473
First Financial Bancorp	5,174	71,401
First Financial Bankshares, Inc.	2,793	73,065
First Midwest Bancorp, Inc.	6,614	48,415
First Republic Bank†	8,550	198,018
First Security Group, Inc.†	5,275	11,341
FirstMerit Corp.	26,140	296,950
FNB Corp.	11,281	96,678
Glacier Bancorp, Inc.	6,387	59,846
Hanmi Financial Corp.†	13,433	11,149
Home Bancshares, Inc.	2,000	42,440
IBERIABANK Corp.	10,640	500,718
Independent Bank Corp.	1,906	41,437
Nara Bancorp., Inc.†	3,384	20,541
National Penn Bancshares, Inc.	10,912	76,493
NBT Bancorp, Inc.	2,984	55,562
Old National Bancorp	8,415	78,428
PacWest Bancorp	2,977	41,499
Pinnacle Financial Partners, Inc.†	3,032	33,170
PrivateBancorp, Inc.	5,293	39,803
S&T Bancorp, Inc.	2,494	40,303
Signature Bank†	18,791	896,894
Simmons First National Corp., Class A	1,541	33,440
Sterling Bancorp	2,746	19,936
Susquehanna Bancshares, Inc.	11,554	63,200
SVB Financial Group†	13,260	490,620
Texas Capital Bancshares, Inc.†	3,315	75,748
Tompkins Financial Corp.	4,856	173,748
Trustco Bank Corp.	8,273	36,898
UMB Financial Corp.	2,876	92,262
Umpqua Holdings Corp.	25,382	223,108

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Banks-Commercial (continued)
United Bankshares, Inc.	4,012	$80,601
United Community Banks, Inc.†	1,685	14,306
Wilshire Bancorp, Inc.†	5,318	14,571
Wintrust Financial Corp.	18,696	482,544
		6,517,777
Banks-Fiduciary — 0.0%
Boston Private Financial Holdings, Inc.	6,930	40,748
Beverages-Non-alcoholic — 0.3%
Cott Corp.†	54,442	370,750
Brewery — 0.1%
Boston Beer Co., Inc., Class A†	769	55,906
Broadcast Services/Program — 0.0%
DG FastChannel, Inc.†	2,437	41,307
Building & Construction Products-Misc. — 0.9%
Drew Industries, Inc.	1,687	33,706
Gibraltar Industries, Inc.†	37,861	307,431
Louisiana-Pacific Corp.†	62,910	320,841
NCI Building Systems, Inc.†	1,767	13,359
Quanex Building Products Corp.	3,361	36,803
Simpson Manufacturing Co., Inc.	10,872	271,039
		983,179
Building & Construction-Misc. — 0.5%
Dycom Industries, Inc.†	32,348	494,924
Insituform Technologies, Inc., Class A†	3,507	40,611
		535,535
Building Products-Air & Heating — 0.1%
AAON, Inc.	1,665	26,224
Comfort Systems USA, Inc.	3,355	27,913
		54,137
Building Products-Cement — 0.1%
Eagle Materials, Inc.	3,988	66,400
Texas Industries, Inc.	2,477	78,620
		145,020
Building Products-Doors & Windows — 0.0%
Apogee Enterprises, Inc.	2,496	21,441
Building Products-Wood — 0.0%
Universal Forest Products, Inc.	1,734	41,703
Building-Heavy Construction — 0.3%
Granite Construction, Inc.	2,680	50,304
Orion Marine Group, Inc.†	2,373	13,692
Tutor Perini Corp.	26,260	301,727
		365,723
Building-Maintance & Services — 0.1%
ABM Industries, Inc.	4,247	80,948
Building-Mobile Home/Manufactured Housing — 0.0%
Skyline Corp.	611	5,835
Winnebago Industries, Inc.†	2,587	17,902
		23,737
Building-Residential/Commercial — 0.3%
M/I Homes, Inc.†	1,662	9,989
MDC Holdings, Inc.	4,170	70,640
Meritage Homes Corp.†	2,475	37,472

Security Description	Shares	Value (Note 3)
Building-Residential/Commercial (continued)
Ryland Group, Inc.	7,090	$75,508
Standard Pacific Corp.†	8,952	22,111
Toll Brothers, Inc.†	6,330	91,342
		307,062
Casino Hotels — 0.0%
Boyd Gaming Corp.†	4,828	23,657
Monarch Casino & Resort, Inc.†	1,018	9,956
		33,613
Casino Services — 0.0%
Multimedia Games, Inc.†	2,362	9,543
Shuffle Master, Inc.†	4,810	40,452
		49,995
Chemicals-Diversified — 0.4%
Rockwood Holdings, Inc.†	12,500	421,125
Chemicals-Other — 0.0%
American Vanguard Corp.	2,065	23,045
Chemicals-Plastics — 0.4%
A. Schulman, Inc.	12,739	216,436
PolyOne Corp.	24,636	263,851
		480,287
Chemicals-Specialty — 0.6%
Arch Chemicals, Inc.	2,259	105,992
Balchem Corp.	2,570	95,887
Ferro Corp.†	24,450	150,367
H.B. Fuller Co.	4,383	79,858
Hawkins, Inc.	792	25,217
Kraton Performance Polymers, Inc.†	2,848	46,081
OM Group, Inc.†	2,870	74,534
Quaker Chemical Corp.	1,139	29,523
Stepan Co.	731	49,109
Zep, Inc.	1,950	29,289
		685,857
Circuit Boards — 0.5%
Park Electrochemical Corp.	21,196	452,959
TTM Technologies, Inc.†	4,551	43,280
		496,239
Coffee — 0.1%
Peet's Coffee & Tea, Inc.†	1,147	63,819
Commercial Services — 1.0%
Arbitron, Inc.	2,417	79,954
Healthcare Services Group, Inc.	5,900	95,226
HMS Holdings Corp.†	7,525	183,535
Live Nation Entertainment, Inc.†	13,103	104,955
Medifast, Inc.†	1,221	19,719
Steiner Leisure, Ltd.†	11,820	481,901
TeleTech Holdings, Inc.†	2,265	34,519
TMS International Corp.†	18,810	136,937
		1,136,746
Commercial Services-Finance — 1.4%
Cardtronics, Inc.†	58,868	1,349,255
Heartland Payment Systems, Inc.	3,483	68,685
Wright Express Corp.†	3,432	130,553
		1,548,493

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Communications Software — 0.3%
Digi International, Inc.†	25,398	$279,378
Smith Micro Software, Inc.†	2,824	4,292
		283,670
Computer Aided Design — 1.6%
Aspen Technology, Inc.†	89,000	1,359,030
Parametric Technology Corp.†	23,900	367,582
		1,726,612
Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.†	3,200	38,816
Computer Services — 1.0%
CACI International, Inc., Class A†	2,699	134,788
Ciber, Inc.†	6,398	19,386
iGate Corp.	2,663	30,731
Insight Enterprises, Inc.†	4,023	60,908
LivePerson, Inc.†	68,346	680,043
Manhattan Associates, Inc.†	1,879	62,157
SYKES Enterprises, Inc.†	3,719	55,599
Virtusa Corp.†	1,649	21,767
		1,065,379
Computer Software — 0.1%
Avid Technology, Inc.†	2,601	20,132
Blackbaud, Inc.	3,962	88,233
		108,365
Computers-Integrated Systems — 0.2%
Agilysys, Inc.†	1,369	9,761
Mercury Computer Systems, Inc.†	2,694	30,981
MTS Systems Corp.	1,392	42,651
NCI, Inc., Class A†	709	8,458
Netscout Systems, Inc.†	3,151	35,984
Radisys Corp.†	2,041	12,491
Stratasys, Inc.†	1,879	34,837
Super Micro Computer, Inc.†	2,351	29,458
		204,621
Computers-Periphery Equipment — 0.2%
Rimage Corp.	8,510	107,651
Synaptics, Inc.†	2,924	69,884
		177,535
Consulting Services — 0.2%
Forrester Research, Inc.	1,310	42,588
MAXIMUS, Inc.	3,065	106,968
Navigant Consulting, Inc.†	4,640	43,013
		192,569
Consumer Products-Misc. — 1.3%
Blyth, Inc.	462	25,618
Central Garden and Pet Co., Class A†	34,977	247,637
Helen of Troy, Ltd.†	2,744	68,929
Jarden Corp.	32,750	925,515
Kid Brands, Inc.†	1,500	3,960
Prestige Brands Holdings, Inc.†	4,477	40,517
WD-40 Co.	1,471	58,605
		1,370,781
Cosmetics & Toiletries — 0.0%
Inter Parfums, Inc.	1,437	22,202

Security Description	Shares	Value (Note 3)
Data Processing/Management — 0.2%
CommVault Systems, Inc.†	3,954	$146,535
CSG Systems International, Inc.†	3,072	38,830
		185,365
Decision Support Software — 0.0%
Interactive Intelligence Group†	1,270	34,481
Dental Supplies & Equipment — 0.7%
Align Technology, Inc.†	6,064	91,991
Sirona Dental Systems, Inc.†	16,700	708,247
		800,238
Diagnostic Equipment — 0.0%
Affymetrix, Inc.†	6,249	30,620
Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.	3,646	57,388
Direct Marketing — 0.0%
Harte-Hanks, Inc.	3,904	33,106
Disposable Medical Products — 0.1%
ICU Medical, Inc.†	1,092	40,186
Merit Medical Systems, Inc.†	3,722	48,907
		89,093
Distribution/Wholesale — 0.8%
Brightpoint, Inc.†	6,056	55,776
Fossil, Inc.†	2,980	241,559
MWI Veterinary Supply, Inc.†	1,116	76,803
Pool Corp.	4,289	112,286
Scansource, Inc.†	2,410	71,239
School Specialty, Inc.†	1,434	10,224
United Stationers, Inc.	11,375	309,969
		877,856
Diversified Manufacturing Operations — 1.7%
A.O. Smith Corp.	3,447	110,407
Actuant Corp., Class A	6,095	120,376
AZZ, Inc.	1,114	43,190
Barnes Group, Inc.	4,250	81,812
Crane Co.	25,000	892,250
EnPro Industries, Inc.†	1,840	54,611
ESCO Technologies, Inc.	2,364	60,282
Federal Signal Corp.	5,523	24,412
Griffon Corp.†	4,215	34,479
Koppers Holdings, Inc.	12,710	325,503
LSB Industries, Inc.†	1,640	47,019
Lydall, Inc.†	1,523	13,555
Standex International Corp.	1,121	34,897
Tredegar Corp.	2,076	30,787
		1,873,580
Diversified Minerals — 0.1%
AMCOL International Corp.	2,220	53,258
Diversified Operations/Commercial Services — 0.1%
Chemed Corp.	1,901	104,479
Viad Corp.	1,809	30,717
		135,196
E-Commerce/Products — 0.5%
Blue Nile, Inc.†	1,267	44,700
MercadoLibre, Inc.	9,000	483,750

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
E-Commerce/Products (continued)
Nutrisystem, Inc.	2,479	$30,020
Stamps.com, Inc.	1,066	21,789
		580,259
E-Commerce/Services — 1.3%
IAC/InterActive Corp.†	34,200	1,352,610
United Online, Inc.	7,877	41,197
		1,393,807
E-Marketing/Info — 0.1%
comScore, Inc.†	2,830	47,742
Liquidity Services, Inc.†	1,784	57,213
		104,955
E-Services/Consulting — 0.1%
Perficient, Inc.†	2,731	19,991
Websense, Inc.†	3,534	61,138
		81,129
Electric Products-Misc. — 0.2%
GrafTech International, Ltd.†	12,900	163,830
Littelfuse, Inc.	2,043	82,149
		245,979
Electric-Integrated — 1.7%
Allete, Inc.	2,849	104,359
Avista Corp.	5,150	122,828
Central Vermont Public Service Corp.	1,192	41,970
CH Energy Group, Inc.	1,370	71,473
Cleco Corp.	5,360	182,990
El Paso Electric Co.	3,714	119,182
MGE Energy, Inc.	6,650	270,455
NorthWestern Corp.	3,220	102,847
Portland General Electric Co.	12,260	290,439
UIL Holdings Corp.	4,489	147,823
Unisource Energy Corp.	10,807	390,025
		1,844,391
Electronic Components-Misc. — 1.5%
AVX Corp.	38,670	459,013
Bel Fuse, Inc., Class B	6,393	99,667
Benchmark Electronics, Inc.†	5,293	68,862
CTS Corp.	3,057	24,853
Daktronics, Inc.	3,261	27,979
Methode Electronics, Inc.	3,288	24,430
OSI Systems, Inc.†	1,741	58,358
Plexus Corp.†	3,147	71,185
Pulse Electronics Corp.	3,698	10,576
Rogers Corp.†	1,427	55,839
Zagg, Inc.†	79,844	792,053
		1,692,815
Electronic Components-Semiconductors — 1.4%
Ceva, Inc.†	2,078	50,516
Diodes, Inc.†	3,280	58,777
DSP Group, Inc.†	2,090	12,331
Entropic Communications, Inc.†	7,679	31,714
GT Advanced Technologies, Inc.†	11,241	78,912
Kopin Corp.†	5,972	20,484
Microsemi Corp.†	7,700	123,046
Monolithic Power Systems, Inc.†	2,615	26,621

Security Description	Shares	Value (Note 3)
Electronic Components-Semiconductors (continued)
ON Semiconductor Corp.†	65,950	$472,861
Rubicon Technology, Inc.†	1,576	17,226
Skyworks Solutions, Inc.†	34,900	626,106
Supertex, Inc.†	1,123	19,428
Volterra Semiconductor Corp.†	2,203	42,364
		1,580,386
Electronic Measurement Instruments — 0.1%
Analogic Corp.	1,115	50,632
Badger Meter, Inc.	1,342	38,824
FARO Technologies, Inc.†	1,476	46,568
		136,024
Electronic Security Devices — 0.1%
American Science & Engineering, Inc.	819	50,000
LoJack Corp.†	1,639	5,196
		55,196
Energy-Alternate Sources — 0.0%
Headwaters, Inc.†	5,405	7,783
Engineering/R&D Services — 0.5%
EMCOR Group, Inc.	22,735	462,203
Exponent, Inc.†	1,212	50,092
		512,295
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	4,493	60,700
Enterprise Software/Service — 2.1%
Ariba, Inc.†	34,258	949,289
JDA Software Group, Inc.†	3,777	88,533
MicroStrategy, Inc., Class A†	713	81,332
Omnicell, Inc.†	2,943	40,554
RightNow Technologies, Inc.†	2,274	75,156
SYNNEX Corp.†	2,268	59,422
Taleo Corp., Class A†	38,085	979,546
Tyler Technologies, Inc.†	2,313	58,473
		2,332,305
Entertainment Software — 0.1%
Take-Two Interactive Software, Inc.†	7,704	97,995
THQ, Inc.†	6,069	10,499
		108,494
Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.†	5,549	103,988
Filtration/Separation Products — 0.2%
CLARCOR, Inc.	4,477	185,258
Finance-Consumer Loans — 0.2%
Encore Capital Group, Inc.†	1,325	28,951
Portfolio Recovery Associates, Inc.†	1,520	94,574
World Acceptance Corp.†	1,330	74,414
		197,939
Finance-Investment Banker/Broker — 1.0%
Greenhill & Co., Inc.	4,800	137,232
Interactive Brokers Group, Inc., Class A	3,440	47,919
Investment Technology Group, Inc.†	3,642	35,655
Piper Jaffray Cos.†	1,382	24,779
Raymond James Financial, Inc.	13,360	346,826

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Finance-Investment Banker/Broker (continued)
Stifel Financial Corp.†	18,265	$485,118
SWS Group, Inc.	2,601	12,199
		1,089,728
Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.	1,679	43,620
Food-Canned — 0.2%
Seneca Foods Corp., Class A†	813	16,098
TreeHouse Foods, Inc.†	3,186	197,022
		213,120
Food-Misc. — 0.5%
B&G Foods, Inc.	4,256	70,990
Cal-Maine Foods, Inc.	1,272	39,979
Diamond Foods, Inc.	1,956	156,069
Hain Celestial Group, Inc.†	3,899	119,115
J&J Snack Foods Corp.	1,277	61,360
Snyders-Lance, Inc.	4,146	86,444
		533,957
Food-Retail — 0.2%
Weis Markets, Inc.	6,810	252,379
Food-Wholesale/Distribution — 0.2%
Calavo Growers, Inc.	1,112	22,818
Nash Finch Co.	1,078	29,031
Spartan Stores, Inc.	2,031	31,440
United Natural Foods, Inc.†	4,306	159,494
		242,783
Footwear & Related Apparel — 1.1%
CROCS, Inc.†	7,945	188,058
Deckers Outdoor Corp.†	6,900	643,494
Iconix Brand Group, Inc.†	6,500	102,700
Skechers U.S.A., Inc., Class A†	3,278	45,991
Steven Madden, Ltd.†	3,382	101,798
Wolverine World Wide, Inc.	4,377	145,535
		1,227,576
Forestry — 0.1%
Deltic Timber Corp.	961	57,352
Funeral Services & Related Items — 0.1%
Hillenbrand, Inc.	5,569	102,470
Gambling (Non-Hotel) — 0.0%
Pinnacle Entertainment, Inc.†	5,510	50,031
Garden Products — 0.1%
Toro Co.	2,723	134,162
Gas-Distribution — 1.4%
Laclede Group, Inc.	5,382	208,553
New Jersey Resources Corp.	8,355	355,672
Northwest Natural Gas Co.	7,954	350,771
Piedmont Natural Gas Co., Inc.	6,392	184,665
South Jersey Industries, Inc.	2,667	132,683
Southwest Gas Corp.	4,075	147,393
WGL Holdings, Inc.	3,030	118,382
		1,498,119
Golf — 0.4%
Callaway Golf Co.	77,732	401,874

Security Description	Shares	Value (Note 3)
Hazardous Waste Disposal — 0.1%
EnergySolutions, Inc.†	37,177	$131,235
Health Care Cost Containment — 0.0%
Corvel Corp.†	574	24,395
Home Furnishings — 0.1%
Ethan Allen Interiors, Inc.	2,301	31,317
La-Z-Boy, Inc.†	4,623	34,256
Select Comfort Corp.†	4,973	69,473
		135,046
Hotel/Motels — 0.0%
Marcus Corp.	1,798	17,890
Human Resources — 0.7%
AMN Healthcare Services, Inc.†	3,586	14,380
CDI Corp.	1,351	14,429
Cross Country Healthcare, Inc.†	22,893	95,693
Heidrick & Struggles International, Inc.	1,584	26,057
Hudson Highland Group, Inc.†	26,840	91,793
Insperity, Inc.	2,045	45,501
Kelly Services, Inc., Class A	2,518	28,705
Korn/Ferry International†	6,500	79,235
On Assignment, Inc.†	3,289	23,253
Resources Connection, Inc.	4,044	39,550
TrueBlue, Inc.†	27,513	311,722
		770,318
Identification Systems — 0.2%
Brady Corp., Class A	4,691	123,983
Checkpoint Systems, Inc.†	3,561	48,359
		172,342
Industrial Automated/Robotic — 0.2%
Cognex Corp.	3,736	101,283
Gerber Scientific, Inc.†(1)(2)	2,880	0
Intermec, Inc.†	4,547	29,646
iRobot Corp.†	2,385	60,007
		190,936
Instruments-Controls — 0.1%
Watts Water Technologies, Inc., Class A	2,645	70,489
Instruments-Scientific — 0.1%
FEI Co.†	3,478	104,201
Insurance Brokers — 0.0%
eHealth, Inc.†	1,901	25,968
Insurance-Life/Health — 0.1%
Delphi Financial Group, Inc., Class A	4,886	105,147
Presidential Life Corp.	1,891	15,544
		120,691
Insurance-Multi-line — 0.2%
Assurant, Inc.	4,100	146,780
Horace Mann Educators Corp.	3,545	40,448
United Fire & Casualty Co.	1,862	32,939
		220,167
Insurance-Property/Casualty — 1.7%
AMERISAFE, Inc.†	1,636	30,119
Arch Capital Group, Ltd.†	13,830	451,895
EMC Insurance Group, Inc.	9,950	183,080

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Insurance-Property/Casualty (continued)
Employers Holdings, Inc.	3,362	$42,899
Infinity Property & Casualty Corp.	1,086	56,993
Meadowbrook Insurance Group, Inc.	65,666	585,084
Navigators Group, Inc.†	1,022	44,150
ProAssurance Corp.	2,717	195,678
RLI Corp.	1,478	93,971
Safety Insurance Group, Inc.	1,349	51,033
Selective Insurance Group, Inc.	4,810	62,771
Stewart Information Services Corp.	1,714	15,152
Tower Group, Inc.	3,661	83,691
		1,896,516
Internet Application Software — 0.1%
DealerTrack Holdings, Inc.†	3,678	57,634
eResearchTechnology, Inc.†	3,891	17,354
		74,988
Internet Connectivity Services — 0.0%
PC-Tel, Inc.†	1,644	10,111
Internet Content-Information/News — 0.0%
XO Group, Inc.†	2,694	22,010
Internet Security — 0.1%
Blue Coat Systems, Inc.†	3,755	52,120
Sourcefire, Inc.†	2,532	67,756
		119,876
Internet Telephone — 0.1%
j2 Global Communications, Inc.	4,110	110,559
Investment Companies — 0.1%
Prospect Capital Corp.	9,708	81,644
Investment Management/Advisor Services — 2.1%
Affiliated Managers Group, Inc.†	18,576	1,449,857
Artio Global Investors, Inc.	43,900	349,444
Calamos Asset Management, Inc., Class A	1,788	17,898
Cohen & Steers, Inc.	6,100	175,375
Financial Engines, Inc.†	3,449	62,461
National Financial Partners Corp.†	3,801	41,583
Waddell & Reed Financial, Inc., Class A	9,790	244,848
		2,341,466
Lasers-System/Components — 0.3%
Cymer, Inc.†	2,713	100,869
Electro Scientific Industries, Inc.†	2,144	25,492
II-VI, Inc.†	4,844	84,770
Newport Corp.†	3,334	36,041
Rofin-Sinar Technologies, Inc.†	2,529	48,557
		295,729
Leisure Products — 0.1%
Brunswick Corp.	7,911	111,070
Linen Supply & Related Items — 0.1%
G&K Services, Inc., Class A	1,664	42,499
UniFirst Corp.	1,359	61,549
		104,048
Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.†	1,773	51,913

Security Description	Shares	Value (Note 3)
Machinery-Farming — 0.1%
Lindsay Corp.	1,116	$60,041
Machinery-General Industrial — 1.2%
Albany International Corp., Class A	12,757	232,815
Altra Holdings, Inc.†	29,220	338,075
Applied Industrial Technologies, Inc.	3,784	102,774
Chart Industries, Inc.†	9,200	387,964
Intevac, Inc.†	2,032	14,204
Robbins & Myers, Inc.	4,058	140,853
Tennant Co.	1,681	59,457
		1,276,142
Machinery-Material Handling — 0.0%
Cascade Corp.	767	25,610
Medical Information Systems — 0.4%
Computer Programs & Systems, Inc.	983	65,026
MedQuist Holdings, Inc.†	26,490	200,264
Quality Systems, Inc.	1,743	169,071
		434,361
Medical Instruments — 1.6%
Abaxis, Inc.†	2,026	46,416
CONMED Corp.†	2,537	58,376
CryoLife, Inc.†	2,496	11,207
Integra LifeSciences Holdings Corp.†	1,808	64,672
Kensey Nash Corp.†	682	16,709
Natus Medical, Inc.†	2,603	24,754
NuVasive, Inc.†	13,743	234,593
SurModics, Inc.†	1,292	11,757
Symmetry Medical, Inc.†	3,226	24,905
Volcano Corp.†	42,490	1,258,979
		1,752,368
Medical Labs & Testing Services — 0.0%
Bio-Reference Labs, Inc.†	2,209	40,668
Medical Laser Systems — 0.0%
LCA-Vision, Inc.†	1,673	3,580
Palomar Medical Technologies, Inc.†	1,690	13,317
		16,897
Medical Products — 0.6%
Cantel Medical Corp.	1,177	24,858
Cyberonics, Inc.†	2,236	63,279
Greatbatch, Inc.†	2,080	41,621
Haemonetics Corp.†	2,289	133,861
Hanger Orthopedic Group, Inc.†	2,976	56,217
Invacare Corp.	2,838	65,387
PSS World Medical, Inc.†	4,735	93,232
West Pharmaceutical Services, Inc.	2,991	110,966
Zoll Medical Corp.†	1,966	74,197
		663,618
Medical-Biomedical/Gene — 0.7%
Arqule, Inc.†	4,772	24,099
Cambrex Corp.†	2,614	13,174
Cubist Pharmaceuticals, Inc.†	5,427	191,682
Emergent Biosolutions, Inc.†	2,197	33,900
Enzo Biochem, Inc.†	2,982	7,664
Medicines Co.†	4,797	71,379
Regeneron Pharmaceuticals, Inc.†	6,673	388,368
		730,266

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Medical-Drugs — 1.0%
Hi-Tech Pharmacal Co., Inc.†	905	$30,408
PharMerica Corp.†	2,610	37,245
Salix Pharmaceuticals, Ltd.†	5,247	155,311
Savient Pharmaceuticals, Inc.†	6,341	25,998
Viropharma, Inc.†	48,445	875,401
		1,124,363
Medical-Generic Drugs — 0.1%
Par Pharmaceutical Cos., Inc.†	3,242	86,302
Medical-HMO — 1.3%
Centene Corp.†	35,459	1,016,609
Healthspring, Inc.†	6,030	219,854
Magellan Health Services, Inc.†	2,711	130,941
Molina Healthcare, Inc.†	2,536	39,156
		1,406,560
Medical-Hospitals — 1.0%
LifePoint Hospitals, Inc.†	13,180	482,915
MedCath Corp.	1,815	25,192
Select Medical Holdings Corp.†	17,390	115,992
Universal Health Services, Inc., Class B	14,800	503,200
		1,127,299
Medical-Nursing Homes — 0.0%
Ensign Group, Inc.	1,453	33,579
Medical-Outpatient/Home Medical — 0.2%
Air Methods Corp.†	1,002	63,797
Almost Family, Inc.†	732	12,173
Amedisys, Inc.†	2,599	38,517
Amsurg Corp.†	2,779	62,528
Gentiva Health Services, Inc.†	2,718	15,004
LHC Group, Inc.†	1,402	23,918
		215,937
Metal Processors & Fabrication — 1.4%
CIRCOR International, Inc.	1,532	44,995
Haynes International, Inc.	10,433	453,314
Kaydon Corp.	12,391	355,374
Mueller Industries, Inc.	3,366	129,894
RBC Bearings, Inc.†	15,793	536,804
RTI International Metals, Inc.†	2,681	62,521
		1,582,902
Metal Products-Distribution — 0.1%
A.M. Castle & Co.†	1,473	16,115
Lawson Products, Inc.	335	4,529
Olympic Steel, Inc.	4,563	77,297
		97,941
Metal-Aluminum — 0.1%
Century Aluminum Co.†	5,050	45,147
Kaiser Aluminum Corp.	1,405	62,213
		107,360
Miscellaneous Manufacturing — 0.3%
Aptargroup, Inc.	6,260	279,634
John Bean Technologies Corp.	2,544	36,278
Movado Group, Inc.	1,546	18,830
		334,742

Security Description	Shares	Value (Note 3)
Multimedia — 0.0%
EW Scripps Co., Class A†	2,902	$20,314
Networking Products — 1.7%
Anixter International, Inc.†	2,603	123,486
Black Box Corp.	9,112	194,541
LogMeIn, Inc.†	1,870	62,103
Netgear, Inc.†	31,552	816,881
Polycom, Inc.†	37,294	685,091
		1,882,102
Non-Ferrous Metals — 0.1%
Horsehead Holding Corp.†	15,940	118,275
Materion Corp.†	1,815	41,164
		159,439
Non-Hazardous Waste Disposal — 0.8%
Waste Connections, Inc.	25,800	872,556
Office Furnishings-Original — 0.1%
Interface, Inc. Class A	5,117	60,688
Office Supplies & Forms — 0.0%
Standard Register Co.	1,084	2,743
Oil & Gas Drilling — 0.0%
Pioneer Drilling Co.†	5,474	39,303
Oil Companies-Exploration & Production — 2.2%
Approach Resources, Inc.†	2,071	35,186
Bill Barrett Corp.†	13,180	477,643
Carrizo Oil & Gas, Inc.†	14,060	302,993
Comstock Resources, Inc.†	22,400	346,304
Contango Oil & Gas Co.†	1,155	63,190
Georesources, Inc.†	1,764	31,382
Gulfport Energy Corp.†	3,664	88,596
Penn Virginia Corp.	4,059	22,609
PetroCorp, Inc.†(1)(2)	154	0
Petroleum Development Corp.†	2,095	40,622
Petroquest Energy, Inc.†	22,020	121,110
Rex Energy Corp.†	19,771	250,103
Stone Energy Corp.†	4,354	70,578
Swift Energy Co.†	3,772	91,810
Triangle Petroleum Corp.†	122,181	438,630
		2,380,756
Oil Field Machinery & Equipment — 0.9%
Gulf Island Fabrication, Inc.	9,535	197,184
Lufkin Industries, Inc.	11,306	601,592
Natural Gas Services Group, Inc.†	14,180	181,929
		980,705
Oil-Field Services — 1.6%
Basic Energy Services, Inc.†	2,600	36,816
C&J Energy Services, Inc.†	14,000	230,160
Cal Dive International, Inc.†	67,790	129,479
Hornbeck Offshore Services, Inc.†	2,103	52,386
Matrix Service Co.†	42,584	362,390
SEACOR Holdings, Inc.	1,927	154,564
Superior Energy Services, Inc.†	20,800	545,792
Tetra Technologies, Inc.†	25,394	196,042
		1,707,629
Paper & Related Products — 0.3%
Buckeye Technologies, Inc.	3,482	83,951
Clearwater Paper Corp.†	2,046	69,523

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Paper & Related Products (continued)
KapStone Paper and Packaging Corp.†	3,456	$48,004
Neenah Paper, Inc.	1,331	18,874
Schweitzer-Mauduit International, Inc.	1,431	79,950
Wausau Paper Corp.	4,367	27,905
		328,207
Patient Monitoring Equipment — 0.8%
Insulet Corp.†	56,433	861,168
Physicians Practice Management — 0.1%
Healthways, Inc.†	2,993	29,421
IPC The Hospitalist Co., Inc.†	1,459	52,072
		81,493
Poultry — 0.1%
Sanderson Farms, Inc.	1,672	79,420
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	3,875	33,402
Powell Industries, Inc.†	793	24,559
Vicor Corp.	1,745	15,269
		73,230
Printing-Commercial — 0.0%
Consolidated Graphics, Inc.†	836	30,539
Private Corrections — 0.1%
Geo Group, Inc.†	5,778	107,240
Protection/Safety — 0.0%
Landauer, Inc.	837	41,465
Publishing-Newspapers — 0.0%
Dolan Co.†	2,677	24,066
Real Estate Investment Trusts — 6.0%
Acadia Realty Trust	3,582	66,983
BioMed Realty Trust, Inc.	39,307	651,317
Campus Crest Communities, Inc.	32,760	356,429
Cedar Shopping Centers, Inc.	4,953	15,404
Cogdell Spencer, Inc.	32,700	123,279
Colonial Properties Trust	7,745	140,649
Corporate Office Properties Trust	5,680	123,710
Cousins Properties, Inc.	29,453	172,300
DiamondRock Hospitality Co.	14,866	103,913
EastGroup Properties, Inc.	9,163	349,477
Entertainment Properties Trust	4,144	161,533
Extra Space Storage, Inc.	8,372	155,970
Franklin Street Properties Corp.	6,292	71,163
Getty Realty Corp.	2,402	34,637
Healthcare Realty Trust, Inc.	6,912	116,467
Hersha Hospitality Trust	42,330	146,462
Inland Real Estate Corp.	6,866	50,122
Kilroy Realty Corp.	5,192	162,510
Kite Realty Group Trust	5,647	20,668
LaSalle Hotel Properties	22,466	431,347
Lexington Realty Trust	12,198	79,775
LTC Properties, Inc.	2,695	68,237
Medical Properties Trust, Inc.	9,921	88,793
Mid-America Apartment Communities, Inc.	10,369	624,421
National Retail Properties, Inc.	8,364	224,741

Security Description	Shares	Value (Note 3)
Real Estate Investment Trusts (continued)
Parkway Properties, Inc.	1,964	$21,624
Pebblebrook Hotel Trust	38,780	606,907
Pennsylvania Real Estate Investment Trust	4,946	38,233
Post Properties, Inc.	4,483	155,739
PS Business Parks, Inc.	1,690	83,723
Saul Centers, Inc.	3,396	114,819
Senior Housing Properties Trust	4,090	88,099
Sovran Self Storage, Inc.	2,460	91,438
Tanger Factory Outlet Centers	7,630	198,456
Two Harbors Investment Corp.	49,710	438,939
Universal Health Realty Income Trust	1,122	37,710
Urstadt Biddle Properties, Inc., Class A	2,048	32,707
Washington Real Estate Investment Trust	2,850	80,313
		6,529,014
Real Estate Management/Services — 1.0%
CB Richard Ellis Group, Inc., Class A†	20,300	273,238
HFF, Inc., Class A†	50,500	441,370
Jones Lang LaSalle, Inc.	6,790	351,790
		1,066,398
Real Estate Operations & Development — 0.0%
Forestar Group, Inc.†	3,152	34,388
Recreational Vehicles — 0.0%
Arctic Cat, Inc.†	1,082	15,678
Research & Development — 0.1%
Parexel International Corp.†	5,238	99,155
Retail-Apparel/Shoe — 4.3%
ANN, Inc.†	35,600	813,104
Brown Shoe Co., Inc.	3,727	26,536
Buckle, Inc.	2,397	92,189
Cato Corp., Class A	18,416	415,465
Chico's FAS, Inc.	54,983	628,456
Children's Place Retail Stores, Inc.†	32,586	1,516,226
Christopher & Banks Corp.	3,180	11,225
Finish Line, Inc., Class A	39,341	786,427
Genesco, Inc.†	2,148	110,686
HOT Topic, Inc.	3,989	30,436
JOS. A. Bank Clothiers, Inc.†	2,471	115,223
Liz Claiborne, Inc.†	8,401	42,005
Men's Wearhouse, Inc.	4,546	118,560
Rue21, Inc.†	1,390	31,539
Stein Mart, Inc.	2,432	15,200
		4,753,277
Retail-Auto Parts — 0.0%
PEP Boys-Manny Moe & Jack	4,678	46,172
Retail-Automobile — 0.1%
Group 1 Automotive, Inc.	2,100	74,655
Lithia Motors, Inc., Class A	1,955	28,113
Sonic Automotive, Inc., Class A	3,109	33,546
		136,314
Retail-Building Products — 0.0%
Lumber Liquidators Holdings, Inc.†	2,465	37,222

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Retail-Catalog Shopping — 0.0%
Coldwater Creek, Inc.†	5,433	$6,791
Retail-Convenience Store — 0.7%
Casey's General Stores, Inc.	3,379	147,493
Pantry, Inc.†	54,152	656,864
		804,357
Retail-Discount — 0.2%
Fred's, Inc., Class A	3,423	36,489
HSN, Inc.†	3,551	117,645
Tuesday Morning Corp.†	3,835	13,499
		167,633
Retail-Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.	1,696	16,943
Kirkland's, Inc.†	1,509	13,838
		30,781
Retail-Jewelry — 0.0%
Zale Corp.†	2,313	6,592
Retail-Leisure Products — 0.2%
MarineMax, Inc.†	27,607	178,617
Retail-Office Supplies — 0.0%
OfficeMax, Inc.†	7,638	37,044
Retail-Pawn Shops — 0.3%
Cash America International, Inc.	2,604	133,221
EzCorp, Inc., Class A†	3,859	110,136
First Cash Financial Services, Inc.†	2,739	114,901
		358,258
Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	1,866	16,794
Retail-Petroleum Products — 0.2%
World Fuel Services Corp.	6,318	206,283
Retail-Regional Department Stores — 0.0%
Stage Stores, Inc.	2,763	38,323
Retail-Restaurants — 0.7%
Biglari Holdings, Inc.†	127	37,642
BJ's Restaurants, Inc.†	2,140	94,396
Buffalo Wild Wings, Inc.†	1,630	97,474
CEC Entertainment, Inc.	1,724	49,082
Cracker Barrel Old Country Store, Inc.	2,041	81,803
DineEquity, Inc.†	1,417	54,540
Jack in the Box, Inc.†	4,120	82,071
O'Charley's, Inc.†	1,652	9,813
Papa John's International, Inc.†	1,708	51,923
PF Chang's China Bistro, Inc.	1,984	54,044
Red Robin Gourmet Burgers, Inc.†	1,024	24,668
Ruby Tuesday, Inc.†	5,604	40,125
Ruth's Hospitality Group, Inc.†	3,114	13,359
Sonic Corp.†	5,501	38,892
Texas Roadhouse, Inc.	5,456	72,128
		801,960
Retail-Sporting Goods — 0.2%
Big 5 Sporting Goods Corp.	1,954	11,880
Cabela's, Inc.†	3,826	78,395

Security Description	Shares	Value (Note 3)
Retail-Sporting Goods (continued)
Hibbett Sports, Inc.†	2,382	$80,726
Zumiez, Inc.†	1,934	33,864
		204,865
Retail-Video Rentals — 0.1%
Coinstar, Inc.†	2,730	109,200
Rubber-Tires — 0.2%
Cooper Tire & Rubber Co.	15,060	164,003
Rubber/Plastic Products — 0.2%
Myers Industries, Inc.	17,133	173,900
Savings & Loans/Thrifts — 1.0%
Bank Mutual Corp.	4,106	10,717
BankUnited, Inc.	24,042	499,112
Brookline Bancorp, Inc.	5,258	40,539
Dime Community Bancshares, Inc.	2,487	25,193
Northwest Bancshares, Inc.	9,172	109,238
Oritani Financial Corp.	4,537	58,346
People's United Financial, Inc.	18,590	211,926
Provident Financial Services, Inc.	4,779	51,374
Westfield Financial, Inc.	19,820	130,614
		1,137,059
Schools — 0.1%
American Public Education, Inc.†	1,584	53,856
Capella Education Co.†	1,350	38,313
Corinthian Colleges, Inc.†	7,530	11,747
Lincoln Educational Services Corp.	2,009	16,253
Universal Technical Institute, Inc.†	1,899	25,807
		145,976
Seismic Data Collection — 0.1%
ION Geophysical Corp.†	11,298	53,440
OYO Geospace Corp.†	411	23,135
		76,575
Semiconductor Components-Integrated Circuits — 1.0%
Cirrus Logic, Inc.†	5,791	85,359
Cypress Semiconductor Corp.†	20,900	312,873
Exar Corp.†	45,664	260,742
Hittite Microwave Corp.†	2,478	120,679
Micrel, Inc.	4,473	42,359
Pericom Semiconductor Corp.†	2,174	16,109
Power Integrations, Inc.	2,582	79,035
Sigma Designs, Inc.†	2,855	22,383
Standard Microsystems Corp.†	2,058	39,925
TriQuint Semiconductor, Inc.†	14,634	73,463
		1,052,927
Semiconductor Equipment — 1.1%
ATMI, Inc.†	2,813	44,502
Brooks Automation, Inc.	5,867	47,816
Cabot Microelectronics Corp.†	2,070	71,187
Cohu, Inc.	2,144	21,183
Kulicke & Soffa Industries, Inc.†	6,456	48,162
MKS Instruments, Inc.	4,659	101,147
Nanometrics, Inc.†	1,502	21,779
Rudolph Technologies, Inc.†	2,824	18,892
Teradyne, Inc.†	55,860	615,019
Tessera Technologies, Inc.†	4,551	54,339

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Semiconductor Equipment (continued)
Ultratech, Inc.†	2,279	$39,085
Veeco Instruments, Inc.†	3,646	88,962
		1,172,073
Steel Pipe & Tube — 0.2%
Mueller Water Products, Inc., Class A	83,840	207,923
Steel-Producers — 1.0%
Carpenter Technology Corp.	23,125	1,038,081
Storage/Warehousing — 0.1%
Mobile Mini, Inc.†	3,195	52,526
Telecom Equipment-Fiber Optics — 0.4%
Finisar Corp.†	22,100	387,634
Harmonic, Inc.†	10,276	43,776
Oplink Communications, Inc.†	1,834	27,767
		459,177
Telecom Services — 0.7%
Cbeyond, Inc.†	2,728	19,260
Neutral Tandem, Inc.†	2,790	27,007
NTELOS Holdings Corp.	2,657	47,109
USA Mobility, Inc.	1,963	25,911
Vonage Holdings Corp.†	239,700	623,220
		742,507
Telecommunication Equipment — 0.8%
Arris Group, Inc.†	10,600	109,180
Comtech Telecommunications Corp.	2,313	64,972
Network Equipment Technologies, Inc.†	2,660	5,160
Plantronics, Inc.	22,930	652,359
Symmetricom, Inc.†	3,821	16,583
Tekelec†	5,466	33,015
		881,269
Telephone-Integrated — 0.1%
Atlantic Tele-Network, Inc.	821	26,994
Cincinnati Bell, Inc.†	17,666	54,588
General Communication, Inc., Class A†	3,210	26,322
		107,904
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	1,148	21,582
Therapeutics — 0.1%
Questcor Pharmaceuticals, Inc.†	5,535	150,884
Tobacco — 0.0%
Alliance One International, Inc.†	7,733	18,869
Tools-Hand Held — 0.4%
Snap-on, Inc.	10,090	447,996
Toys — 0.0%
Jakks Pacific, Inc.	2,416	45,783
Transactional Software — 0.7%
Bottomline Technologies, Inc.†	3,022	60,863
Synchronoss Technologies, Inc.†	2,369	59,012
VeriFone Systems, Inc.†	19,917	697,493
		817,368

Security Description	Shares	Value (Note 3)
Transport-Marine — 0.7%
Diana Shipping, Inc.†	19,690	$146,100
Kirby Corp.†	6,650	350,056
Tidewater, Inc.	5,340	224,547
		720,703
Transport-Rail — 0.5%
Genesee & Wyoming, Inc., Class A†	12,330	573,592
Transport-Services — 0.2%
Bristow Group, Inc.	3,247	137,770
Hub Group, Inc., Class A†	3,330	94,139
		231,909
Transport-Truck — 1.6%
Arkansas Best Corp.	2,258	36,467
Forward Air Corp.	2,621	66,704
Heartland Express, Inc.	5,316	72,085
J.B. Hunt Transport Services, Inc.	18,280	660,274
Knight Transportation, Inc.	5,288	70,383
Landstar System, Inc.	5,720	226,283
Old Dominion Freight Line, Inc.†	20,123	582,963
		1,715,159
Travel Services — 0.0%
Interval Leisure Group, Inc.†	3,633	48,392
Ultra Sound Imaging Systems — 0.0%
SonoSite, Inc.†	1,234	37,440
Veterinary Diagnostics — 0.1%
Neogen Corp.†	2,069	71,836
Vitamins & Nutrition Products — 0.1%
Vitamin Shoppe, Inc.†	2,587	96,857
Water — 0.1%
American States Water Co.	1,659	56,290
Web Portals/ISP — 0.0%
InfoSpace, Inc.†	3,388	28,324
Wire & Cable Products — 0.1%
Belden, Inc.	4,213	108,653
Encore Wire Corp.	1,696	34,904
		143,557
Wireless Equipment — 0.2%
InterDigital, Inc.	2,810	130,890
Novatel Wireless, Inc.†	2,847	8,598
Viasat, Inc.†	3,742	124,646
		264,134
Total Common Stock (cost $107,310,713)		104,443,592
EXCHANGE-TRADED FUNDS — 0.4%
iShares Nasdaq Biotechnology Index Fund	3,070	286,584
iShares S&P SmallCap 600 Index Fund	1,700	99,450
Total Exchange-Traded Funds (cost $335,263)		386,034

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 3)
PREFERRED STOCK — 0.0%
Home Furnishings — 0.0%
O'Sullivan Industries Holdings, Inc. 12.00%†(1)(2) (cost $274)	183	$0
Total Long-Term Investment Securities (cost $107,646,250)		104,829,626
SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.00% due 12/15/11(3) (cost $80,000)	$80,000	79,998
REPURCHASE AGREEMENT — 1.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/11, to be repurchased 10/03/11 in the amount of $1,485,001 and collateralized by $1,465,000 of United States Treasury Notes, bearing interest at 1.75%, due 01/31/14 and having an approximate value of $1,516,275	1,485,000	1,485,000
State Street Bank & Trust Co. Joint Repurchase Agreement(4)	633,000	633,000
Total Repurchase Agreements (cost $2,118,000)		2,118,000
TOTAL INVESTMENTS (cost $109,844,250)(5)	97.8%	107,027,624
Other assets less liabilities	2.2	2,461,152
NET ASSETS	100.0%	$109,488,776

†  Non-income producing security

(1)  Illiquid security. At September 30, 2011, the aggregate value of these securities was $0 representing 0.0% of net assets.

(2)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 3.

(3)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(4)  See Note 3 for details of Joint Repurchase Agreements.

(5)  See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2011	Unrealized Appreciation (Depreciation)
7	Long	Russell 2000 Mini Index	December 2011	$498,833	$449,050	$(49,783)

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2011 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Banks-Commercial	$6,517,777	$—	$—	$6,517,777
Real Estate Investment Trusts	6,529,014	—	—	6,529,014
Other Industries*	91,396,801	—	0	91,396,801
Exchange Traded Funds	386,034	—	—	386,034
Preferred Stock	—	—	0	0
Short-Term Investment Securities:
U.S. Government Treasuries	—	79,998	—	79,998
Repurchase Agreements	—	2,118,000	—	2,118,000
Total	$104,829,626	$2,197,998	$0	$107,027,624
Liabilities:
Other Financial Instruments+
Open Futures Contracts - Depreciation	$49,783	$—	$—	$49,783

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock	Preferred Stock
Balance as of 3/31/2011	$0	$0
Accrued discounts	—	—
Accrued premiums	—	—
Realized gain	—	—
Realized loss	(3,479)	—
Change in unrealized appreciation(1)	3,479	—
Change in unrealized depreciation(1)	—	—
Net purchases	0	—
Net sales	—	—
Transfers into Level 3(2)	—	—
Transfers out of Level 3(2)	—	—
Balance as of 9/30/2011	$0	$0

(1)  The total change in unrealized appreciation(depreciation) included in the statement of operations attributable to level 3 investments still held at September 30, 2011 includes:

Common Stock	Preferred Stock
$3,479	$—

(2)  The Fund's policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust International Equity Portfolio

PORTFOLIO PROFILE — September 30, 2011 (unaudited)

Industry Allocation*
Banks-Commercial	8.3%
Medical-Drugs	4.9
Oil Companies-Exploration & Production	4.5
Food-Misc.	4.0
Tobacco	3.3
Oil Companies-Integrated	3.3
Auto-Cars/Light Trucks	2.8
Electric-Integrated	2.7
Diversified Banking Institutions	2.7
Telephone-Integrated	2.1
Chemicals-Diversified	1.9
Real Estate Operations & Development	1.9
Insurance-Life/Health	1.9
Food-Retail	1.6
Diversified Minerals	1.5
Insurance-Multi-line	1.5
Transport-Rail	1.4
Transport-Services	1.4
Agricultural Chemicals	1.4
Import/Export	1.4
Cellular Telecom	1.3
Industrial Automated/Robotic	1.3
Brewery	1.3
Telecom Services	1.3
Diversified Operations	1.2
Soap & Cleaning Preparation	1.2
Medical Products	1.1
Oil Refining & Marketing	1.1
Metal-Diversified	1.1
Wireless Equipment	1.0
Gas-Distribution	1.0
Semiconductor Equipment	0.9
Cable/Satellite TV	0.9
Industrial Gases	0.8
Retail-Consumer Electronics	0.8
Machinery-Pumps	0.8
Real Estate Management/Services	0.8
E-Commerce/Services	0.8
Auto/Truck Parts & Equipment-Original	0.8
Retail-Apparel/Shoe	0.8
Distribution/Wholesale	0.7
Semiconductor Components-Integrated Circuits	0.7
Electronic Components-Semiconductors	0.7
Gold Mining	0.7
Oil-Field Services	0.7
Electronic Measurement Instruments	0.7
Food-Wholesale/Distribution	0.7
Retail-Jewelry	0.7
Real Estate Investment Trusts	0.6
Finance-Other Services	0.6
Insurance-Reinsurance	0.6
Medical-Generic Drugs	0.6
Multimedia	0.6
Internet Content-Entertainment	0.6
Building Products-Doors & Windows	0.6
Enterprise Software/Service	0.5
Publishing-Books	0.5
Diversified Financial Services	0.5
Office Automation & Equipment	0.5%
Beverages-Non-alcoholic	0.5
Rubber-Tires	0.5
Electronic Components-Misc.	0.5
Building & Construction-Misc.	0.4
Repurchase Agreements	0.4
Transport-Marine	0.4
Advertising Agencies	0.4
Building Products-Air & Heating	0.4
Building-Heavy Construction	0.4
Electronics-Military	0.4
Machinery-Construction & Mining	0.4
Machinery-General Industrial	0.3
Chemicals-Specialty	0.3
Exchange-Traded Funds	0.3
Diversified Manufacturing Operations	0.3
U.S. Government Agencies	0.3
Computer Services	0.3
Finance-Leasing Companies	0.3
MRI/Medical Diagnostic Imaging	0.3
Insurance-Property/Casualty	0.3
Steel-Producers	0.3
Pipelines	0.3
Beverages-Wine/Spirits	0.3
Retail-Major Department Stores	0.2
Retail-Misc./Diversified	0.2
Electric-Generation	0.2
Electric Products-Misc.	0.2
Coal	0.2
Computers	0.2
Cosmetics & Toiletries	0.2
Audio/Video Products	0.2
Building Products-Cement	0.2
Aerospace/Defense	0.2
Oil & Gas Drilling	0.2
Engineering/R&D Services	0.1
Building & Construction Products-Misc.	0.1
Finance-Investment Banker/Broker	0.1
Photo Equipment & Supplies	0.1
Power Converter/Supply Equipment	0.1
Medical-Biomedical/Gene	0.1
Textile-Products	0.1
Public Thoroughfares	0.1
Optical Supplies	0.1
Toys	0.1
Investment Management/Advisor Services	0.1
Security Services	0.1
Satellite Telecom	0.1
Aerospace/Defense-Equipment	0.1
Food-Catering	0.1
Machine Tools & Related Products	0.1
Dialysis Centers	0.1
Computers-Integrated Systems	0.1
Athletic Footwear	0.1
Commercial Services-Finance	0.1
U.S. Government Treasuries	0.1
Machinery-Farming	0.1
99.3%

*  Calculated as a percentage of net assets

Seasons Series Trust International Equity Portfolio

PORTFOLIO PROFILE — September 30, 2011 (unaudited) (continued)

Country Allocation*
United Kingdom	23.0%
Japan	20.2
Switzerland	7.0
Germany	5.1
France	4.4
Australia	4.1
Netherlands	4.0
Canada	2.6
Singapore	2.5
Hong Kong	2.3
Sweden	2.2
Brazil	1.8
Spain	1.7
Cayman Islands	1.7
Norway	1.5
Bermuda	1.5
Finland	1.3
United States	1.3
Italy	1.2
South Korea	1.1
Israel	1.0
Belgium	1.0
Taiwan	0.9
Russia	0.9
Denmark	0.8
India	0.7
Jersey	0.6
Thailand	0.6
Indonesia	0.5
China	0.5
Ireland	0.4
Turkey	0.3
Poland	0.2
Luxembourg	0.2
Austria	0.1
Portugal	0.1
99.3%

*  Calculated as a percentage of net assets

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCK — 98.0%
Australia — 4.1%
AGL Energy, Ltd.(1)	4,633	$63,531
Alumina, Ltd.(1)	25,527	35,692
Amcor, Ltd.(1)	11,480	75,540
AMP, Ltd.(1)	26,511	99,518
Asciano, Ltd.(1)	28,994	39,908
ASX, Ltd.(1)	1,866	54,175
Australia & New Zealand Banking Group, Ltd.(1)	23,013	427,386
Bendigo and Adelaide Bank, Ltd.(1)	4,404	35,696
BGP Holdings PLC†(2)(3)	98,723	0
BHP Billiton, Ltd.(1)	28,822	957,611
Boral, Ltd.(1)	8,355	27,796
Brambles, Ltd.(1)	13,806	85,176
Coca-Cola Amatil, Ltd.(1)	103,357	1,182,585
Cochlear, Ltd.(1)	608	27,017
Commonwealth Bank of Australia(1)	13,843	601,900
Computershare, Ltd.(1)	4,956	35,290
Crown, Ltd.(1)	4,756	36,240
CSL, Ltd.(1)	4,810	137,202
Dexus Property Group(1)	50,739	40,021
Echo Entertainment Group, Ltd.†(1)	7,895	27,574
Fortescue Metals Group, Ltd.(1)	11,891	49,294
Foster's Group, Ltd.(1)	17,876	90,750
Goodman Group(1)	67,143	36,737
GPT Group(1)	325,777	973,584
Iluka Resources, Ltd.(1)	4,005	46,825
Incitec Pivot, Ltd.(1)	16,063	49,798
Insurance Australia Group, Ltd.(1)	21,286	61,549
Leighton Holdings, Ltd.(1)	49,009	859,169
Lend Lease Group(1)	6,114	40,964
Lynas Corp., Ltd.†(1)	15,922	16,091
MacArthur Coal, Ltd.(1)	1,759	26,911
Macquarie Group, Ltd.(1)	3,147	67,318
Mirvac Group(1)	34,958	38,143
National Australia Bank, Ltd.(1)	19,115	406,115
Newcrest Mining, Ltd.(1)	6,820	224,751
OneSteel, Ltd.(1)	16,087	18,868
Orica, Ltd.(1)	3,501	78,420
Origin Energy, Ltd.(1)	9,869	126,335
OZ Minerals, Ltd.(1)	3,311	29,464
QBE Insurance Group, Ltd.(1)	10,192	125,052
QR National, Ltd.(1)	16,801	50,787
Rio Tinto, Ltd.(1)	3,886	227,516
Santos, Ltd.(1)	7,739	83,688
Sims Metal Management, Ltd.(1)	2,047	24,308
Sonic Healthcare, Ltd.(1)	64,403	704,721
Stockland(1)	23,225	64,602
Suncorp Group, Ltd.(1)	13,016	98,966
Tatts Group, Ltd.(1)	16,169	34,598
Telstra Corp., Ltd.(1)	39,105	116,550
Toll Holdings, Ltd.(1)	7,797	32,696
Transurban Group(1)	12,914	67,134
Wesfarmers, Ltd.(1)	10,275	310,488
Westfield Group(1)	19,413	143,729
Westfield Retail Trust(1)	29,402	68,206

Security Description	Shares	Value (Note 3)
Australia (continued)
Westpac Banking Corp.(1)	26,788	$514,867
Woodside Petroleum, Ltd.(1)	5,596	173,241
Woolworths, Ltd.(1)	10,733	256,464
WorleyParsons, Ltd.(1)	1,861	46,437
		10,374,994
Austria — 0.1%
Erste Group Bank AG(1)	1,856	47,308
Immofinanz AG†(1)	11,917	33,834
OMV AG(1)	1,676	50,121
Telekom Austria AG(1)	4,197	42,342
Verbund AG, Class A(1)	865	25,005
Voestalpine AG(1)	1,425	41,302
		239,912
Belgium — 1.0%
Ageas(1)	23,563	40,533
Anheuser-Busch InBev NV(1)	38,362	2,034,467
Belgacom SA(1)	1,723	51,934
Colruyt SA(1)	890	36,947
Delhaize Group SA(1)	980	57,220
Groupe Bruxelles Lambert SA(1)	878	61,786
KBC Groep NV(1)	1,523	35,054
Solvay SA(1)	551	51,833
UCB SA(1)	1,032	43,945
Umicore SA(1)	1,113	40,348
		2,454,067
Bermuda — 1.5%
Cheung Kong Infrastructure Holdings, Ltd.(1)	5,000	29,181
China Gas Holdings, Ltd.(1)	2,470,000	606,808
China Yurun Food Group, Ltd.(1)	319,000	340,751
Esprit Holdings, Ltd.(1)	13,700	16,709
Huabao International Holdings, Ltd.(1)	920,285	750,189
Kerry Properties, Ltd.(1)	9,000	28,304
Li & Fung, Ltd.(1)	1,126,780	1,858,341
Noble Group, Ltd.(1)	38,454	38,408
NWS Holdings, Ltd.(1)	20,000	26,594
Seadrill, Ltd.(1)	3,126	86,569
Shangri-La Asia, Ltd.(1)	16,000	30,106
		3,811,960
Brazil — 1.8%
Banco do Brasil SA	49,600	655,266
Banco Santander Brasil SA	168,500	1,229,528
Cia Energetica de Sao Paulo	34,800	514,528
OGX Petroleo e Gas Participacoes SA†	245,500	1,501,529
PDG Realty SA Empreendimentos e Participacoes	207,622	676,890
		4,577,741
Canada — 2.6%
Canadian National Railway Co.	22,418	1,498,170
Canadian Natural Resources, Ltd.	24,745	726,600
Encana Corp.	68,081	1,310,424
Potash Corp. of Saskatchewan, Inc.	34,472	1,496,780
Yamana Gold, Inc.	111,401	1,521,738
		6,553,712

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Cayman Islands — 1.7%
ASM Pacific Technology, Ltd.(1)	2,400	$23,447
Ctrip.com International, Ltd. ADR†	57,880	1,861,421
Lifestyle International Holdings, Ltd.(1)	8,000	19,971
Minth Group, Ltd.(1)	562,000	500,619
Renhe Commercial Holdings Co., Ltd.(1)	4,210,000	431,874
Sands China, Ltd.†(1)	22,600	51,980
Wynn Macau, Ltd.(1)	16,000	36,767
Youku.com, Inc. ADR†	84,358	1,380,097
		4,306,176
Chili — 0.1%
CFR Pharmaceuticals SA ADR	17,572	375,962
China — 0.5%
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd.Class H(1)	392,680	433,464
China Merchants Bank Co., Ltd.(1)	531,500	804,902
		1,238,366
Cyprus — 0.0%
Bank of Cyprus Group(1)	8,687	13,510
Denmark — 0.8%
AP Moller - Maersk A/S, Series B(1)	168	988,874
Carlsberg A/S, Class B(1)	7,565	448,725
Coloplast A/S(1)	286	41,278
Danske Bank A/S†(1)	6,369	89,270
DSV A/S(1)	2,292	41,314
Novo Nordisk A/S, Class B(1)	3,858	383,532
Novozymes A/S, Class B(1)	463	65,865
TDC A/S(1)	4,396	35,867
Vestas Wind Systems A/S†(1)	1,950	31,620
		2,126,345
Finland — 1.3%
Elisa Oyj(1)	1,929	39,391
Fortum Oyj(1)	116,116	2,726,899
Kone Oyj, Class B(1)	1,442	68,421
Metso Oyj(1)	1,257	36,626
Nokia Oyj(1)	34,089	193,094
Nokian Renkaat Oyj(1)	1,179	35,151
Sampo Oyj, Class A(1)	4,144	103,790
Stora Enso Oyj, Class R(1)	5,685	33,196
UPM-Kymmene Oyj(1)	5,025	56,565
Wartsila Oyj(1)	1,694	40,227
		3,333,360
France — 4.4%
Accor SA(1)	1,479	39,367
Air Liquide SA(1)	2,535	296,435
Alcatel-Lucent†(1)	21,096	60,318
Alstom SA(1)	1,937	64,077
Arkema SA(1)	538	31,244
Atos(1)	562	24,305
AXA SA(1)	15,923	206,746
BNP Paribas SA(1)	8,521	337,281
Bouygues SA(1)	2,365	78,264

Security Description	Shares	Value (Note 3)
France (continued)
Bureau Veritas SA(1)	599	$43,078
Cap Gemini SA(1)	1,583	52,754
Carrefour SA(1)	26,697	607,333
Casino Guichard Perrachon SA(1)	646	50,323
Christian Dior SA(1)	532	59,515
Cie de St. Gobain(1)	3,602	137,577
Cie Generale d'Optique Essilor International SA(1)	1,916	138,080
Cie Generale de Geophysique-Veritas†(1)	1,366	23,986
Cie Generale des Etablissements Michelin, Class B(1)	1,645	98,237
Credit Agricole SA(1)	8,651	59,469
Danone(1)	34,563	2,127,049
Dassault Systemes SA(1)	681	48,085
Edenred(1)	1,710	40,655
EDF SA(1)	2,175	63,201
Eutelsat Communications SA(1)	1,334	53,586
France Telecom SA(1)	16,713	274,056
GDF Suez(1)	11,067	330,608
Groupe Eurotunnel SA(1)	5,422	45,874
Klepierre(1)	1,277	35,814
L'Oreal SA(1)	2,109	206,369
Lafarge SA(1)	1,897	65,307
Lagardere SCA(1)	1,287	31,574
Legrand SA(1)	1,998	62,288
LVMH Moet Hennessy Louis Vuitton SA(1)	2,275	301,680
Natixis(1)	8,461	26,781
Pernod-Ricard SA(1)	1,879	147,329
Peugeot SA(1)	1,596	33,957
PPR(1)	3,731	481,302
Publicis Groupe SA(1)	1,394	58,362
Renault SA(1)	1,799	59,628
Safran SA(1)	29,207	897,227
Sanofi(1)	10,001	656,656
Schneider Electric SA(1)	4,359	234,682
SCOR SE(1)	2,101	45,294
Societe Generale SA(1)	5,701	149,375
Sodexo(1)	959	63,192
Suez Environnement Co.(1)	2,916	40,642
Technip SA(1)	927	74,186
Thales SA(1)	1,151	35,968
Total SA(1)	19,075	841,030
Unibail-Rodamco SE(1)	864	153,984
Vallourec SA(1)	1,046	59,953
Veolia Environnement SA(1)	3,386	49,451
Vinci SA(1)	19,779	849,301
Vivendi SA(1)	11,361	231,964
Wendel SA(1)	371	23,260
		11,308,059
Germany — 4.9%
Adidas AG(1)	1,937	116,871
Allianz SE(1)	4,092	385,060
BASF SE(1)	8,199	497,475
Bayer AG(1)	7,465	410,246
Bayerische Motoren Werke AG(1)	3,181	210,774

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Germany (continued)
Beiersdorf AG(1)	958	$51,303
Brenntag AG(1)	391	33,999
Commerzbank AG†(1)	33,728	84,906
Continental AG†(1)	733	42,122
Daimler AG(1)	8,184	362,505
Deutsche Bank AG(1)	8,302	289,258
Deutsche Boerse AG(1)	1,884	94,859
Deutsche Lufthansa AG(1)	2,443	31,515
Deutsche Post AG(1)	74,270	949,222
Deutsche Telekom AG(1)	25,083	295,058
E.ON AG(1)	16,053	350,099
Fresenius Medical Care AG & Co. KGaA(1)	1,950	132,111
Fresenius SE & Co. KGaA(1)	15,762	1,398,869
GEA Group AG(1)	1,870	43,693
HeidelbergCement AG(1)	1,312	47,418
Henkel AG & Co. KGaA(1)	16,762	733,454
Hochtief AG(1)	451	28,029
Infineon Technologies AG(1)	10,146	74,720
K + S AG(1)	1,569	82,495
Kabel Deutschland Holding AG†(1)	23,543	1,269,078
Lanxess AG(1)	831	39,946
Linde AG(1)	13,586	1,812,000
MAN SE(1)	605	46,788
Merck KGaA(1)	655	53,596
Metro AG(1)	1,277	53,729
Muenchener Rueckversicherungs AG(1)	1,750	216,921
RWE AG(1)	4,061	149,537
Salzgitter AG(1)	544	26,100
SAP AG(1)	26,558	1,353,800
Siemens AG(1)	7,369	665,731
ThyssenKrupp AG(1)	3,675	90,203
Volkswagen AG(1)	286	35,445
		12,558,935
Greece — 0.0%
Alpha Bank A.E.†(1)	5,272	9,364
Coca-Cola Hellenic Bottling Co. SA†(1)	1,776	31,416
National Bank of Greece SA†(1)	8,885	32,486
OPAP SA(1)	2,210	22,423
		95,689
Guernsey — 0.0%
Resolution, Ltd.(1)	14,599	56,035
Hong Kong — 2.3%
Bank of East Asia, Ltd.(1)	17,600	53,178
BOC Hong Kong Holdings, Ltd.(1)	36,500	76,754
Cathay Pacific Airways, Ltd.(1)	15,000	24,303
Cheung Kong Holdings, Ltd.(1)	14,000	149,873
CLP Holdings, Ltd.(1)	19,000	170,073
Galaxy Entertainment Group, Ltd.†(1)	14,000	19,668
Guangdong Investment, Ltd.(1)	1,518,000	939,720
Hang Lung Group, Ltd.(1)	11,000	55,936

Security Description	Shares	Value (Note 3)
Hong Kong (continued)
Hang Lung Properties, Ltd.(1)	604,972	$1,788,540
Hang Seng Bank, Ltd.(1)	7,400	86,713
Henderson Land Development Co., Ltd.(1)	11,000	48,867
Hong Kong & China Gas Co., Ltd.(1)	48,500	109,568
Hong Kong Exchanges and Clearing, Ltd.(1)	96,900	1,390,454
Hutchison Whampoa, Ltd.(1)	20,000	148,054
Hysan Development Co., Ltd.(1)	8,000	23,708
Link REIT(1)	24,000	75,688
MTR Corp.(1)	18,500	55,484
New World Development, Ltd.(1)	33,000	31,040
Power Assets Holdings, Ltd.(1)	13,500	103,302
Sino Land Co., Ltd.(1)	32,000	42,572
SJM Holdings, Ltd.(1)	17,000	29,591
Sun Hung Kai Properties, Ltd.(1)	14,000	158,620
Swire Pacific, Ltd., Class A(1)	7,500	77,490
Wharf Holdings, Ltd.(1)	15,500	75,540
Wheelock & Co., Ltd.(1)	13,000	38,003
		5,772,739
India — 0.7%
Housing Development & Infrastructure, Ltd.†(1)	136,400	269,869
Reliance Industries, Ltd. GDR*(1)	47,180	1,516,206
		1,786,075
Indonesia — 0.5%
Bank Negara Indonesia Persero Tbk PT(1)	1,922,875	791,205
Bumi Resources Tbk PT(1)	2,369,300	517,652
		1,308,857
Ireland — 0.4%
Accenture PLC, Class A	12,476	657,235
CRH PLC(1)	6,381	98,419
Elan Corp. PLC†(1)	5,060	53,594
James Hardie Industries SE†(1)	5,113	27,889
Kerry Group PLC, Class A(1)	1,434	50,205
		887,342
Isle of Man — 0.0%
Genting Singapore PLC†(1)	54,000	62,754
Israel — 1.0%
Bank Hapoalim BM(1)	14,000	48,604
Bank Leumi Le-Israel BM(1)	15,600	48,231
Bezeq The Israeli Telecommunication Corp., Ltd.(1)	22,700	42,556
Israel Chemicals, Ltd.(1)	75,568	862,098
NICE Systems, Ltd.†(1)	1,100	32,887
Teva Pharmaceutical Industries, Ltd.(1)	8,900	329,536
Teva Pharmaceutical Industries, Ltd. ADR	31,300	1,164,986
		2,528,898
Italy — 1.2%
Assicurazioni Generali SpA(1)	10,916	172,435
Atlantia SpA(1)	3,338	47,873

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Italy (continued)
Banca Monte dei Paschi di Siena SpA(1)	49,830	$27,728
Banco Popolare SC(1)	18,438	30,365
Enel Green Power SpA(1)	17,192	39,155
Enel SpA(1)	58,347	258,148
ENI SpA(1)	21,457	377,009
Fiat Industrial SpA†(1)	7,410	55,252
Fiat SpA(1)	7,020	37,940
Finmeccanica SpA(1)	4,560	31,475
Intesa Sanpaolo SpA(1)	331,092	517,335
Luxottica Group SpA(1)	1,245	31,540
Mediaset SpA(1)	8,570	26,906
Mediobanca SpA(1)	6,020	47,412
Prysmian SpA(1)	2,351	30,837
Saipem SpA(1)	2,398	84,081
Snam Rete Gas SpA(1)	14,661	67,677
Telecom Italia SpA(1)	830,180	901,452
Telecom Italia SpA RSP(1)	55,310	53,735
Terna Rete Elettrica Nazionale SpA(1)	12,492	46,338
UniCredit SpA(1)	122,342	130,193
Unione di Banche Italiane ScPA(1)	9,266	34,214
		3,049,100
Japan — 20.2%
Advantest Corp.(1)	1,800	19,408
Aeon Co., Ltd.(1)	6,200	83,692
Aisin Seiki Co., Ltd.(1)	2,000	66,446
Ajinomoto Co., Inc.(1)	7,000	82,785
All Nippon Airways Co., Ltd.(1)	11,000	34,377
Amada Co., Ltd.(1)	5,000	32,576
Asahi Glass Co., Ltd.(1)	10,000	97,499
Asahi Group Holdings, Ltd.(1)	3,900	82,589
Asahi Kasei Corp.(1)	164,000	984,303
Astellas Pharma, Inc.(1)	4,300	162,219
Bank of Kyoto, Ltd.(1)	5,000	44,472
Bank of Yokohama, Ltd.(1)	247,000	1,237,447
Benesse Holdings, Inc.(1)	1,000	44,055
Bridgestone Corp.(1)	45,400	1,029,418
Brother Industries, Ltd.(1)	3,000	35,163
Canon, Inc.(1)	27,800	1,258,563
Central Japan Railway Co.(1)	15	130,696
Chiba Bank, Ltd.(1)	9,000	62,280
Chubu Electric Power Co., Inc.(1)	6,300	118,467
Chugai Pharmaceutical Co., Ltd.(1)	2,800	47,448
Chugoku Electric Power Co., Inc.(1)	3,200	56,390
Credit Saison Co., Ltd.(1)	1,800	34,640
Dai Nippon Printing Co., Ltd.(1)	6,000	62,051
Dai-ichi Life Insurance Co., Ltd.(1)	84	86,785
Daihatsu Motor Co., Ltd.(1)	2,000	36,154
Daiichi Sankyo Co., Ltd.(1)	6,300	131,179
Daikin Industries, Ltd.(1)	34,000	972,614
Daito Trust Construction Co., Ltd.(1)	700	64,186
Daiwa House Industry Co., Ltd.(1)	5,000	64,351

Security Description	Shares	Value (Note 3)
Japan (continued)
Daiwa Securities Group, Inc.(1)	17,000	$63,433
Dena Co., Ltd.(1)	900	37,652
Denso Corp.(1)	4,500	144,233
Dentsu, Inc.(1)	2,100	66,415
East Japan Railway Co.(1)	28,400	1,724,435
Eisai Co., Ltd.(1)	2,600	104,789
Electric Power Development Co., Ltd.(1)	1,400	41,255
FANUC Corp.(1)	24,400	3,359,361
Fast Retailing Co., Ltd.(1)	7,800	1,396,698
Fuji Heavy Industries, Ltd.(1)	7,000	40,890
FUJIFILM Holdings Corp.(1)	4,400	102,126
Fujitsu, Ltd.(1)	18,000	84,796
Fukuoka Financial Group, Inc.(1)	11,000	46,038
Gree, Inc.(1)	1,000	29,999
Hamamatsu Photonics KK(1)	1,000	40,229
Hirose Electric Co., Ltd.(1)	400	37,172
Hitachi, Ltd.(1)	42,000	208,897
Hokkaido Electric Power Co., Inc.(1)	2,200	32,389
Hokuhoku Financial Group, Inc.(1)	21,000	45,761
Hokuriku Electric Power Co.(1)	2,000	37,048
Honda Motor Co., Ltd.(1)	66,500	1,949,779
Hoya Corp.(1)	4,300	99,096
Ibiden Co., Ltd.(1)	1,400	29,404
Idemitsu Kosan Co., Ltd.(1)	300	26,896
IHI Corp.(1)	16,000	35,310
Inpex Corp.(1)	198	1,220,156
Isetan Mitsukoshi Holdings, Ltd.(1)	4,300	43,394
Isuzu Motors, Ltd.(1)	573,000	2,453,378
ITOCHU Corp.(1)	13,700	130,850
J. Front Retailing Co., Ltd.(1)	6,000	28,504
Japan Real Estate Investment Corp.(1)	6	58,529
Japan Retail Fund Investment Corp.(1)	25	40,245
Japan Steel Works, Ltd.(1)	4,000	23,844
Japan Tobacco, Inc.(1)	705	3,289,162
JFE Holdings, Inc.(1)	4,600	92,763
JGC Corp.(1)	2,000	49,109
Joyo Bank, Ltd.(1)	12,000	55,777
JS Group Corp.(1)	2,800	78,429
JSR Corp.(1)	2,200	37,817
JTEKT Corp.(1)	2,800	33,439
JX Holdings, Inc.(1)	207,320	1,163,608
Kajima Corp.(1)	11,000	36,192
Kansai Electric Power Co., Inc.(1)	62,600	1,076,469
Kao Corp.(1)	4,900	136,301
Kawasaki Heavy Industries, Ltd.(1)	15,000	38,177
KDDI Corp.(1)	27	185,438
Keikyu Corp.(1)	7,000	64,600
Keio Corp.(1)	8,000	57,196
Keyence Corp.(1)	6,300	1,724,965
Kintetsu Corp.(1)	19,000	71,504
Kirin Holdings Co., Ltd.(1)	8,000	104,440
Kobe Steel, Ltd.(1)	31,000	51,910
Komatsu, Ltd.(1)	8,500	183,551

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Japan (continued)
Konami Corp.(1)	1,100	$36,933
Konica Minolta Holdings, Inc.(1)	5,000	34,253
Kubota Corp.(1)	11,000	87,892
Kuraray Co., Ltd.(1)	3,500	47,715
Kurita Water Industries, Ltd.(1)	1,400	39,159
Kyocera Corp.(1)	1,500	125,303
Kyushu Electric Power Co., Inc.(1)	4,100	66,062
Lawson, Inc.(1)	700	39,565
Makita Corp.(1)	1,300	46,304
Marubeni Corp.(1)	16,000	89,475
Mazda Motor Corp.†(1)	17,000	34,223
MEIJI Holdings Co., Ltd.(1)	1,000	47,366
Miraca Holdings, Inc.(1)	1,000	43,961
Mitsubishi Chemical Holdings Corp.(1)	13,500	91,341
Mitsubishi Corp.(1)	12,600	256,595
Mitsubishi Electric Corp.(1)	18,000	159,415
Mitsubishi Estate Co., Ltd.(1)	118,000	1,909,732
Mitsubishi Gas Chemical Co., Inc.(1)	5,000	30,739
Mitsubishi Heavy Industries, Ltd.(1)	29,000	121,951
Mitsubishi Materials Corp.(1)	15,000	36,516
Mitsubishi Motors Corp.†(1)	43,000	56,803
Mitsubishi Tanabe Pharma Corp.(1)	3,000	55,613
Mitsubishi UFJ Financial Group, Inc.(1)	114,400	514,179
Mitsui & Co., Ltd.(1)	92,400	1,337,401
Mitsui Chemicals, Inc.(1)	10,000	33,321
Mitsui Fudosan Co., Ltd.(1)	8,000	126,618
Mitsui O.S.K. Lines, Ltd.(1)	12,000	45,991
Mizuho Financial Group, Inc.(1)	205,900	297,389
MS&AD Insurance Group Holdings(1)	5,700	123,540
Murata Manufacturing Co., Ltd.(1)	1,900	102,512
Namco Bandai Holdings, Inc.(1)	2,700	36,476
NEC Corp.†(1)	27,000	54,847
NGK Insulators, Ltd.(1)	3,000	45,179
Nidec Corp.(1)	1,000	80,444
Nikon Corp.(1)	3,300	77,542
Nintendo Co., Ltd.(1)	900	131,092
Nippon Building Fund, Inc.(1)	6	62,020
Nippon Electric Glass Co., Ltd.(1)	4,000	36,240
Nippon Express Co., Ltd.(1)	10,000	42,591
Nippon Paper Group, Inc.(1)	1,300	34,565
Nippon Sheet Glass Co., Ltd.(1)	530,000	1,183,760
Nippon Steel Corp.(1)	50,000	143,121
Nippon Telegraph & Telephone Corp.(1)	35,700	1,715,767
Nippon Yusen KK(1)	16,000	43,194
Nissan Motor Co., Ltd.(1)	22,600	199,722
Nisshin Seifun Group, Inc.(1)	3,000	39,140
Nitori Holdings Co., Ltd.(1)	450	45,274
Nitto Denko Corp.(1)	1,600	63,029
NKSJ Holdings, Inc.(1)	3,900	86,158
Nomura Holdings, Inc.(1)	32,300	117,698
NSK, Ltd.(1)	5,000	36,700
NTN Corp.(1)	6,000	28,126

Security Description	Shares	Value (Note 3)
Japan (continued)
NTT Data Corp.(1)	14	$43,194
NTT DoCoMo, Inc.(1)	141	257,029
Obayashi Corp.(1)	8,000	39,649
Odakyu Electric Railway Co., Ltd.(1)	8,000	76,017
OJI Paper Co., Ltd.(1)	10,000	54,892
Olympus Corp.(1)	2,300	70,999
Omron Corp.(1)	2,000	39,173
Ono Pharmaceutical Co., Ltd.(1)	1,000	59,547
Oriental Land Co., Ltd.(1)	500	53,355
ORIX Corp.(1)	9,720	757,479
Osaka Gas Co., Ltd.(1)	19,000	78,978
Otsuka Holdings Co., Ltd.(1)	3,000	82,044
Panasonic Corp.(1)	19,900	192,337
Rakuten, Inc.(1)	73	85,247
Resona Holdings, Inc.(1)	17,900	84,751
Ricoh Co., Ltd.(1)	7,000	58,562
Rohm Co., Ltd.(1)	1,100	57,171
Sankyo Co., Ltd.(1)	700	37,764
Santen Pharmaceutical Co., Ltd.(1)	1,000	41,792
SBI Holdings, Inc.(1)	306	26,433
Secom Co., Ltd.(1)	2,200	105,773
Sega Sammy Holdings, Inc.(1)	2,500	58,391
Sekisui Chemical Co., Ltd.(1)	5,000	41,966
Sekisui House, Ltd.(1)	6,000	56,550
Seven & I Holdings Co., Ltd.(1)	7,000	196,504
Sharp Corp.(1)	10,000	83,960
Shikoku Electric Power Co., Inc.(1)	2,000	55,013
Shimano, Inc.(1)	900	47,594
Shimizu Corp.(1)	8,000	35,260
Shin-Etsu Chemical Co., Ltd.(1)	3,900	191,220
Shionogi & Co., Ltd.(1)	3,200	47,360
Shiseido Co., Ltd.(1)	3,600	69,723
Shizuoka Bank, Ltd.(1)	7,000	73,244
Showa Denko KK(1)	17,000	33,471
SMC Corp.(1)	500	73,013
Softbank Corp.(1)	7,700	225,401
Sojitz Corp.(1)	17,400	31,794
Sony Corp.(1)	9,000	172,722
Sony Financial Holdings, Inc.(1)	2,200	33,270
Sumitomo Chemical Co., Ltd.(1)	16,000	61,538
Sumitomo Corp.(1)	112,200	1,387,286
Sumitomo Electric Industries, Ltd.(1)	7,600	88,928
Sumitomo Heavy Industries, Ltd.(1)	6,000	30,769
Sumitomo Metal Industries, Ltd.(1)	37,000	76,622
Sumitomo Metal Mining Co., Ltd.(1)	6,000	79,530
Sumitomo Mitsui Financial Group, Inc.(1)	12,000	338,665
Sumitomo Mitsui Trust Holdings, Inc.(1)	31,000	102,480
Sumitomo Realty & Development Co., Ltd.(1)	39,000	749,413
Suzuki Motor Corp.(1)	3,400	74,792
Sysmex Corp.(1)	1,000	35,920

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Japan (continued)
T&D Holdings, Inc.(1)	6,400	$60,236
Taisei Corp.(1)	13,000	35,856
Takeda Pharmaceutical Co., Ltd.(1)	7,100	337,107
TDK Corp.(1)	1,200	41,760
Teijin, Ltd.(1)	10,000	35,859
Terumo Corp.(1)	1,700	88,419
THK Co., Ltd.(1)	1,500	25,025
Tobu Railway Co., Ltd.(1)	13,000	61,254
Tohoku Electric Power Co., Inc.(1)	4,500	62,294
Tokio Marine Holdings, Inc.(1)	6,900	174,905
Tokyo Electric Power Co., Inc.†(1)	12,900	39,581
Tokyo Electron, Ltd.(1)	1,700	77,008
Tokyo Gas Co., Ltd.(1)	25,000	116,451
Tokyu Corp.(1)	14,000	70,289
TonenGeneral Sekiyu KK(1)	4,000	45,874
Toppan Printing Co., Ltd.(1)	7,000	51,003
Toray Industries, Inc.(1)	14,000	98,110
Toshiba Corp.(1)	37,000	150,876
Toyo Seikan Kaisha, Ltd.(1)	2,000	30,290
Toyo Suisan Kaisha, Ltd.(1)	1,000	27,403
Toyota Industries Corp.(1)	2,000	58,172
Toyota Motor Corp.(1)	25,000	854,611
Toyota Tsusho Corp.(1)	2,500	42,717
Trend Micro, Inc.(1)	1,200	37,457
Ube Industries, Ltd.(1)	12,000	39,788
Unicharm Corp.(1)	1,200	57,598
West Japan Railway Co.(1)	1,900	81,481
Yahoo Japan Corp.(1)	153	47,534
Yakult Honsha Co., Ltd.(1)	1,300	40,445
Yamada Denki Co., Ltd.(1)	28,650	2,000,274
Yamaha Motor Co., Ltd.†(1)	2,800	36,671
Yamato Holdings Co., Ltd.(1)	4,300	78,261
		51,675,847
Jersey — 0.6%
Experian PLC(1)	9,315	104,796
Glencore International PLC(1)	7,229	44,742
Petrofac, Ltd.(1)	2,358	43,625
Randgold Resources, Ltd.(1)	833	81,069
Shire PLC(1)	5,121	159,682
Wolseley PLC(1)	2,690	66,963
WPP PLC(1)	112,507	1,037,556
		1,538,433
Luxembourg — 0.2%
ArcelorMittal(1)	8,005	127,848
Millicom International Cellular SA(1)	768	76,914
SES SA FDR(1)	3,197	77,628
Subsea 7 SA†(1)	2,638	50,153
Tenaris SA(1)	4,426	56,225
		388,768
Mauritius — 0.0%
Golden Agri-Resources, Ltd.(1)	73,000	33,527
Netherlands — 4.0%
Aegon NV†(1)	17,859	71,999
Akzo Nobel NV(1)	2,090	92,394
ASML Holding NV(1)	62,096	2,157,723

Security Description	Shares	Value (Note 3)
Netherlands (continued)
European Aeronautic Defence and Space Co. NV(1)	3,860	$108,294
Fugro NV CVA(1)	678	34,330
Heineken Holding NV(1)	1,249	48,179
Heineken NV(1)	2,378	106,272
ING Groep NV CVA†(1)	329,349	2,317,962
Koninklijke Ahold NV(1)	76,061	894,339
Koninklijke DSM NV(1)	1,390	60,432
Koninklijke KPN NV(1)	13,970	183,909
Koninklijke Philips Electronics NV(1)	9,214	164,937
LyondellBasell Industries NV, Class A	51,535	1,259,000
Qiagen NV†(1)	2,542	35,104
Randstad Holding NV(1)	1,273	40,608
Reed Elsevier NV(1)	7,103	77,673
SBM Offshore NV(1)	1,684	29,203
STMicroelectronics NV(1)	6,248	40,825
TNT Express NV(1)	3,712	25,612
Unilever NV(1)	78,409	2,483,528
Wolters Kluwer NV(1)	3,328	53,894
		10,286,217
New Zealand — 0.0%
Fletcher Building, Ltd.(1)	7,072	41,091
Telecom Corp. of New Zealand, Ltd.(1)	19,841	39,235
		80,326
Norway — 1.5%
DnB NOR ASA(1)	87,116	869,699
Norsk Hydro ASA(1)	9,964	45,270
Orkla ASA(1)	8,401	63,918
Statoil ASA(1)	10,159	217,065
Telenor ASA(1)	112,093	1,727,998
Yara International ASA(1)	26,338	1,004,415
		3,928,365
Poland — 0.2%
PGE SA(1)	93,615	545,330
Portugal — 0.1%
EDP-Energias de Portugal SA(1)	22,488	69,068
Galp Energia SGPS SA Class B(1)	2,644	48,183
Jeronimo Martins SGPS SA(1)	2,404	37,459
Portugal Telecom SGPS SA(1)	6,969	50,816
		205,526
Russia — 0.9%
Gazprom OAO ADR(1)	198,120	1,895,108
LUKOIL OAO ADR(1)	8,400	422,868
		2,317,976
Singapore — 2.5%
Ascendas Real Estate Investment Trust(1)	27,000	41,699
CapitaLand, Ltd.(1)	31,000	57,790
City Developments, Ltd.(1)	6,000	43,554
DBS Group Holdings, Ltd.(1)	282,675	2,534,116
Fraser and Neave, Ltd.(1)	11,000	48,148
Jardine Cycle & Carriage, Ltd.(1)	1,000	31,744
Keppel Corp., Ltd.(1)	192,900	1,129,918

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Singapore (continued)
Olam International, Ltd.(1)	1,006,863	$1,716,592
Oversea-Chinese Banking Corp., Ltd.(1)	24,000	147,692
SembCorp Industries, Ltd.(1)	13,000	33,546
Singapore Airlines, Ltd.(1)	6,000	51,914
Singapore Exchange, Ltd.(1)	11,000	55,184
Singapore Press Holdings, Ltd.(1)	22,000	62,875
Singapore Technologies Engineering, Ltd.(1)	20,000	42,395
Singapore Telecommunications, Ltd.(1)	73,000	176,251
United Overseas Bank, Ltd.(1)	12,000	154,459
Wilmar International, Ltd.(1)	18,000	71,401
		6,399,278
South Korea — 1.1%
DGB Financial Group, Inc.†(1)	113,500	1,316,264
Hyundai Mobis(1)	3,595	1,020,992
Samsung Electronics Co., Ltd.(1)	712	498,765
		2,836,021
Spain — 1.7%
Abertis Infraestructuras SA(1)	4,202	64,569
ACS Actividades de Construccion y Servicios SA(1)	1,622	57,231
Amadeus IT Holding SA(1)	3,126	50,181
Banco Bilbao Vizcaya Argentaria SA(1)	219,960	1,792,256
Banco de Sabadell SA(1)	13,936	49,914
Banco Popular Espanol SA(1)	10,130	46,644
Banco Santander SA(1)	76,092	622,055
Bankia SA†(1)	9,964	48,704
CaixaBank(1)	9,153	40,365
Enagas SA(1)	2,156	39,704
Ferrovial SA(1)	4,004	45,739
Gas Natural SDG SA(1)	3,266	55,668
Grifols SA†(1)	1,615	30,210
Iberdrola SA(1)	35,829	242,471
Inditex SA(1)	2,031	173,930
International Consolidated Airlines Group SA†(1)	11,079	26,169
Red Electrica Corp. SA(1)	1,229	56,085
Repsol YPF SA(1)	7,354	193,763
Telefonica SA(1)	36,744	704,430
		4,340,088
Sweden — 2.2%
Alfa Laval AB(1)	3,288	51,620
Assa Abloy AB, Class B(1)	2,955	60,834
Atlas Copco AB, Class A(1)	8,996	158,911
Boliden AB(1)	3,224	33,258
Electrolux AB, Class B(1)	2,218	32,514
Getinge AB, Class B(1)	2,157	47,020
Hennes & Mauritz AB, Class B(1)	9,278	277,144
Hexagon AB(1)	37,070	482,481
Investor AB, Class B(1)	4,277	75,073

Security Description	Shares	Value (Note 3)
Sweden (continued)
Kinnevik Investment AB, Class B(1)	2,247	$41,637
Nordea Bank AB(1)	23,839	192,625
Sandvik AB(1)	9,401	107,991
Scania AB, Class B(1)	3,065	43,698
Skandinaviska Enskilda Banken AB, Class A(1)	13,707	73,697
Skanska AB, Class B(1)	3,974	54,934
SKF AB, Class B(1)	3,480	65,584
Svenska Cellulosa AB, Class B(1)	5,542	67,382
Svenska Handelsbanken AB, Class A(1)	4,679	118,951
Swedbank AB, Class A(1)	97,088	1,069,850
Swedish Match AB(1)	2,200	72,796
Tele2 AB, Class B(1)	2,981	54,510
Telefonaktiebolaget LM Ericsson ADR	110,200	1,052,410
Telefonaktiebolaget LM Ericsson, Class B(1)	126,352	1,210,656
TeliaSonera AB(1)	20,238	133,541
Volvo AB, Class B(1)	12,096	118,260
		5,697,377
Switzerland — 7.0%
ABB, Ltd.†(1)	19,637	335,355
Actelion, Ltd.†(1)	1,032	34,333
Adecco SA†(1)	1,337	52,428
Aryzta AG(1)	943	40,846
Baloise Holding AG(1)	631	46,114
Cie Financiere Richemont SA, Class A(1)	30,940	1,373,449
Credit Suisse Group AG†(1)	10,301	267,303
GAM Holding AG†(1)	2,494	31,170
Geberit AG†(1)	381	70,041
Givaudan SA†(1)	82	64,060
Holcim, Ltd.†(1)	2,275	120,273
Julius Baer Group, Ltd.†(1)	2,012	67,049
Kuehne & Nagel International AG(1)	22,602	2,528,203
Lindt & Spruengli AG(1)	2	69,098
Lonza Group AG†(1)	490	29,413
Nestle SA(1)	58,423	3,211,531
Novartis AG(1)	93,100	5,195,869
Roche Holding AG(1)	6,279	1,010,176
Schindler Holding AG (Participation Certificate)	650	69,597
SGS SA(1)	54	81,895
Sonova Holding AG†(1)	474	42,773
Sulzer AG(1)	250	25,593
Swatch Group AG, Class B(1)	342	112,079
Swiss Life Holding AG†(1)	340	37,163
Swiss Re Ltd.†(1)	26,828	1,248,630
Swisscom AG(1)	225	91,424
Syngenta AG†(1)	3,396	879,765
Transocean, Ltd.(1)	2,882	138,643
UBS AG†(1)	32,638	371,527
Zurich Financial Services AG†(1)	1,333	275,966
		17,921,766

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Taiwan — 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	831,000	$1,882,847
Wistron Corp.(1)	480,509	538,082
		2,420,929
Thailand — 0.6%
Bangkok Bank PCL(1)	305,000	1,424,946
Turkey — 0.3%
Turk Telekomunikasyon AS(1)	191,613	820,106
United Kingdom — 23.0%
3i Group PLC(1)	10,851	31,565
Admiral Group PLC(1)	2,300	45,093
Aggreko PLC(1)	2,460	62,127
AMEC PLC(1)	119,757	1,506,275
Anglo American PLC(1)	34,390	1,185,961
Antofagasta PLC(1)	3,662	51,995
ARM Holdings PLC(1)	139,828	1,196,782
Associated British Foods PLC(1)	3,600	61,744
AstraZeneca PLC(1)	12,270	543,275
Autonomy Corp. PLC†(1)	2,170	85,954
Aviva PLC(1)	140,692	664,789
Babcock International Group PLC(1)	3,908	39,724
BAE Systems PLC(1)	30,581	126,077
Barclays PLC(1)	384,737	944,462
BG Group PLC(1)	163,031	3,104,485
BHP Billiton PLC(1)	19,151	507,463
BP PLC(1)	169,093	1,014,204
British American Tobacco PLC(1)	33,913	1,437,401
British Land Co. PLC(1)	8,385	61,922
British Sky Broadcasting Group PLC(1)	87,501	898,346
BT Group PLC(1)	69,969	187,561
Bunzl PLC(1)	3,642	43,257
Burberry Group PLC(1)	4,024	72,840
Cairn Energy PLC†(1)	203,827	883,363
Capita Group PLC(1)	5,971	65,263
Carnival PLC(1)	1,778	55,018
Centrica PLC(1)	46,194	212,351
Cobham PLC(1)	12,239	33,198
Compass Group PLC(1)	17,132	138,538
Diageo PLC(1)	22,305	424,370
Fresnillo PLC(1)	1,749	43,038
G4S PLC(1)	14,172	58,760
GKN PLC(1)	15,481	41,853
GlaxoSmithKline PLC(1)	46,057	950,915
GlaxoSmithKline PLC ADR	43,100	1,779,599
Hammerson PLC(1)	7,668	44,755
HSBC Holdings PLC(1)	439,442	3,349,138
ICAP PLC(1)	6,159	39,149
Imperial Tobacco Group PLC(1)	107,496	3,630,195
Inmarsat PLC(1)	4,359	33,119
Intercontinental Hotels Group PLC(1)	2,664	43,246
International Power PLC(1)	13,642	64,625
Intertek Group PLC(1)	1,759	50,433
Invensys PLC(1)	8,569	29,780
Investec PLC(1)	5,476	29,532

Security Description	Shares	Value (Note 3)
United Kingdom (continued)
ITV PLC†(1)	37,300	$34,224
J Sainsbury PLC(1)	12,013	51,036
Johnson Matthey PLC(1)	2,082	50,962
Kazakhmys PLC(1)	2,281	27,932
Kingfisher PLC(1)	22,794	87,373
Land Securities Group PLC(1)	7,143	71,148
Legal & General Group PLC(1)	54,937	82,220
Lloyds Banking Group PLC†(1)	1,628,231	863,386
Lonmin PLC(1)	1,457	23,699
Man Group PLC(1)	18,168	46,987
Marks & Spencer Group PLC(1)	15,243	74,102
National Grid PLC(1)	182,138	1,805,912
Next PLC(1)	1,651	64,624
Old Mutual PLC(1)	54,400	87,955
Pearson PLC(1)	77,930	1,371,678
Prudential PLC(1)	405,928	3,474,412
Reckitt Benckiser Group PLC(1)	37,992	1,920,758
Reed Elsevier PLC(1)	170,999	1,302,694
Rexam PLC(1)	8,930	42,825
Rio Tinto PLC(1)	39,271	1,734,400
Rolls-Royce Holdings PLC†(1)	16,803	154,063
Royal Bank of Scotland Group PLC†(1)	155,573	55,695
Royal Dutch Shell PLC, Class A(1)	33,175	1,028,933
Royal Dutch Shell PLC, Class B(1)	23,213	720,991
RSA Insurance Group PLC(1)	38,113	65,374
SABMiller PLC(1)	8,566	278,412
Sage Group PLC(1)	14,346	56,881
Scottish & Southern Energy PLC(1)	8,295	165,891
Serco Group PLC(1)	5,310	42,072
Severn Trent PLC(1)	2,464	58,963
Smith & Nephew PLC(1)	122,877	1,104,737
Smiths Group PLC(1)	3,791	58,406
Standard Chartered PLC(1)	109,228	2,180,124
Standard Life PLC(1)	24,154	74,805
Tesco PLC(1)	273,965	1,602,545
Tullow Oil PLC(1)	163,612	3,319,473
Unilever PLC(1)	54,601	1,710,418
United Utilities Group PLC(1)	6,780	65,666
Vedanta Resources PLC(1)	38,550	656,456
Vodafone Group PLC(1)	1,208,432	3,120,589
Weir Group PLC(1)	83,402	1,998,329
Whitbread PLC(1)	1,914	46,896
WM Morrison Supermarkets PLC(1)	20,722	93,440
Xstrata PLC(1)	83,415	1,046,144
		58,797,170
United States — 0.1%
Synthes, Inc.*(1)	624	100,894
Total Common Stock (cost $288,838,816)		250,579,478

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 3)
PREFERRED STOCK — 0.2%
Germany — 0.2%
Henkel AG & Co. KGaA(1)	2,439	$129,598
Porsche Automobil Holding SE(1)	1,394	66,731
Volkswagen AG(1)	1,281	169,476
Total Preferred Stock (cost $374,741)		365,805
EXCHANGE-TRADED FUNDS — 0.3%
iShares MSCI EAFE Index Fund (cost $1,053,020)	17,890	854,247
RIGHTS† — 0.0%
Banco Bilbao Vizcaya Argentaria SA Expires 10/20/11	219,960	32,416
CaixaBank Expires 10/20/11	9,370	766
Total Rights (cost $30,765)		33,182
Total Long-Term Investment Securities (cost $290,297,342)		251,832,712
SHORT-TERM INVESTMENT SECURITIES — 0.4%
U.S. Government Agencies — 0.3%
Federal Home Loan Bank Disc. Notes 0.02% due 10/03/11	$800,000	800,000
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.01% due 03/15/12(5)	97,500	97,480
Total Short-Term Investment Securities (cost $897,498)		897,480
REPURCHASE AGREEMENT — 0.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/11, to be repurchased 10/03/11 in the amount of $1,096,001 collateralized by $865,000 of United States Treasury Bonds bearing interest at 4.00% due 08/10/39 and having an approximate value of $1,123,419 (cost $1,096,000)	1,096,000	1,096,000
TOTAL INVESTMENTS (cost $292,290,840)(4)	99.3%	253,826,192
Other assets less liabilities	0.7	1,878,381
NET ASSETS	100.0%	$255,704,573

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2011, the aggregate value of these securities was $1,617,100 representing 0.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Security was valued using fair value procedures at September 30, 2011. The aggregate value of these securities was $230,213,523 representing 90.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 3 regarding fair value pricing for foreign equity securities.

(2)  Illiquid security. At September 30, 2011, the aggregate value of these securities was $0 representing 0.0% of net assets.

(3)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 3.

(4)  See Note 4 for cost of investments on a tax basis.

(5)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR — American Depository Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

FDR — Fiduciary Depository Receipt

GDR — Global Depository Receipt

RSP — Risparmio Shares — Savings Shares in the Italian Stock Exchange

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2011	Unrealized Appreciation (Depreciation)
11	Long	MSCI E-Mini Index	December 2011	$723,087	$740,630	$17,543

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2011 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Japan	$—	$51,675,847	#	$—	$51,675,847
Switzerland	69,597	17,852,169	#	—	17,921,766
United Kingdom	1,779,599	57,017,571	#	—	58,797,170
Other Countries*	18,882,564	103,302,131	#	0	122,184,695
Preferred Stock	—	365,805	#	—	365,805
Exchange Traded Funds	854,247	—		—	854,247
Rights	33,182	—		—	33,182
Short-Term Investment Securities:
U.S. Government Agencies	—	800,000		—	800,000
U.S. Government Treasuries	—	97,480			97,480
Repurchase Agreement	—	1,096,000		—	1,096,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	17,543	—		—	17,543
Total	$21,636,732	$232,207,003		$0	$253,843,735

*  Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.

#  Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $230,213,523 representing 90.0% of net ssets. See Note 3.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 3/31/2011	$11,800
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	(7,727)
Change in unrealized appreciation(1)	6,816
Change in unrealized depreciation(1)	—
Net purchases	—
Net sales	(10,889)
Transfers into Level 3(2)	—
Transfers out of Level 3(2)	—
Balance as of 9/30/2011	$0

(1)  The total change in unrealized appreciation(depreciation) included in the statement of operations attributable to level 3 investments still held at September 30, 2011 includes:

Common Stock
$6,816

(2)  The Fund's policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2011 (unaudited)

Industry Allocation*
Government National Mtg. Assoc.	16.4%
United States Treasury Notes	15.1
Repurchase Agreements	7.8
United States Treasury Bonds	6.9
Diversified Financial Services	5.7
Time Deposits	5.2
Federal National Mtg. Assoc.	5.2
Diversified Banking Institutions	3.6
Federal Home Loan Mtg. Corp.	3.2
Investment Companies	3.2
Electric-Integrated	2.2
Telephone-Integrated	1.3
Banks-Commercial	1.2
Sovereign	1.2
Banks-Super Regional	1.1
Pipelines	1.1
Cable/Satellite TV	1.1
Oil Companies-Exploration & Production	1.1
Federal Home Loan Bank	1.0
Oil Companies-Integrated	1.0
U.S. Municipal Bonds & Notes	0.9
Real Estate Investment Trusts	0.8
Exchange-Traded Funds	0.8
Multimedia	0.7
Insurance-Life/Health	0.6
Diversified Manufacturing Operations	0.5
Computers	0.5
Food-Misc.	0.5
Insurance-Multi-line	0.5
Finance-Investment Banker/Broker	0.5
Retail-Discount	0.4
Tobacco	0.3
Special Purpose Entities	0.3
Finance-Commercial	0.3
Brewery	0.3
Retail-Drug Store	0.3
Telecom Services	0.3
Medical-Drugs	0.2
Cellular Telecom	0.2
Auto-Cars/Light Trucks	0.2
Broadcast Services/Program	0.2
Regional Authority	0.2
Aerospace/Defense	0.2
Non-Hazardous Waste Disposal	0.2
Medical-HMO	0.2
Insurance Brokers	0.2
Gas-Distribution	0.2
Metal-Diversified	0.2
Medical-Biomedical/Gene	0.2
Oil & Gas Drilling	0.2
Office Automation & Equipment	0.2
Insurance-Mutual	0.2
Electronic Components-Semiconductors	0.2
Agricultural Chemicals	0.2
Real Estate Management/Services	0.2
Airlines	0.2
Chemicals-Specialty	0.2
Oil Refining & Marketing	0.2
Finance-Auto Loans	0.1
Banks-Money Center	0.1
Paper & Related Products	0.1
Steel-Producers	0.1
Finance-Credit Card	0.1%
Television	0.1
Medical Products	0.1
Instruments-Scientific	0.1
Chemicals-Diversified	0.1
Finance-Other Services	0.1
Retail-Restaurants	0.1
Diversified Operations	0.1
Computer Services	0.1
Insurance-Property/Casualty	0.1
Oil-Field Services	0.1
Insurance-Reinsurance	0.1
Cosmetics & Toiletries	0.1
Banks-Fiduciary	0.1
Web Portals/ISP	0.1
Metal-Aluminum	0.1
Finance-Consumer Loans	0.1
Independent Power Producers	0.1
Pharmacy Services	0.1
Gold Mining	0.1
Casino Hotels	0.1
Medical-Wholesale Drug Distribution	0.1
Electric-Distribution	0.1
Finance-Leasing Companies	0.1
Medical Instruments	0.1
Coal	0.1
Real Estate Operations & Development	0.1
Electronic Components-Misc.	0.1
Banks-Special Purpose	0.1
Beverages-Non-alcoholic	0.1
Medical-Hospitals	0.1
Transport-Services	0.1
Retail-Building Products	0.1
Retail-Auto Parts	0.1
Transport-Rail	0.1
Wireless Equipment	0.1
Electronics-Military	0.1
101.4%
Credit Quality†#
AAA	5.9%
AA	58.9
A	13.2
BBB	16.8
BB	2.6
B	1.0
CCC	0.8
CC	0.1
Not Rated@	0.7
100.0%

*  Calculated as a percentage of net assets.

†  Source: Standard and Poor's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited)

Security Description	Principal Amount	Value (Note 3)
ASSET BACKED SECURITIES — 5.0%
Diversified Financial Services — 5.0%
Banc of America Commercial Mtg., Inc. Series 2006-5, Class AM 5.45% due 09/10/47(1)	$500,000	$428,005
Banc of America Merril Lynch Commercial Mtg., Inc., VRS Series 2006-2, Class A4 5.73% due 05/10/45(1)	375,000	410,957
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-T24, Class A4 5.54% due 10/12/41(1)	500,000	547,821
Bear Stearns Commercial Mtg. Securities, Inc., VRS Series 2007-T26, Class C 5.63% due 01/12/45*(1)	1,500,000	698,212
Bear Stearns Commercial Mtg. Securities, Inc., VRS Series 2007-T28, Class A4 5.74% due 09/11/42(1)	500,000	554,622
Bear Stearns Commercial Mtg. Securities, Inc., VRS Series 2007-PW16, Class A4 5.72% due 06/11/40(1)	30,000	31,997
Citibank Credit Card Issuance Trust, Series 2008-A1, Class A1 5.35% due 02/07/20	1,000,000	1,184,666
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2005-CD1, Class A4 5.23% due 07/15/44(1)	75,000	81,377
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2007-CD4, Class A4 5.32% due 03/11/12	300,000	309,240
Commercial Mtg. Loan Trust, VRS Series 2008-LS1, Class A4B 6.01% due 09/10/17(1)	350,000	368,839
Commercial Mtg., Pass Through Certs., Series 2010-C1, Class A3 4.21% due 07/10/46*(1)	350,000	354,037
Commercial Mtg. Pass Through Certs., VRS Series 2006-C7, Class A4 5.75% due 06/10/46(1)	500,000	545,365
Commercial Mtg. Pass Through Certs., Series 2001-J2A, Class B 6.30% due 07/16/34*(1)	250,000	249,365
Countrywide Asset-Backed Certs. FRS Series 2004-BC2, Class M2 1.81% due 02/25/34	11,912	10,355
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/39(1)	825,000	848,548
DB-UBS Mtg. Trust, Series 2011-LC1A, Class A3 5.00% due 11/10/46*(1)	675,000	721,518

Security Description	Principal Amount	Value (Note 3)
Diversified Financial Services (continued)
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/21	$531,628	$548,064
FHLMC Multifamily Structured Pass Through Certs., VRS Series K013, Class X1 0.69% due 01/25/21(3)(4)	2,503,084	108,696
FREMF Mtg. Trust, VRS Series 2011-K701, Class X2 0.20% due 12/25/17*(3)(4)	12,386,260	119,560
FREMF Mtg. Trust, VRS Series 2011-K12, Class B 4.35% due 01/25/46*(4)	255,000	230,574
FREMF Mtg. Trust, VRS Series 2011-K13, Class B 4.73% due 01/25/21*(4)	165,752	145,163
GMAC Commercial Mtg. Securities, Inc., Series 2005-C1, Class AM 4.75% due 05/10/43(1)	40,000	40,498
GMAC Commercial Mtg. Securities, Inc., VRS Series 2006-C1, Class A4 5.24% due 11/10/45(1)	75,000	79,716
Greenwich Capital Commercial Funding Corp., VRS Series 2005-GG5, Class A5 5.22% due 09/10/15(1)	340,000	360,949
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4 5.44% due 03/10/39(1)	500,000	518,453
GS Mtg. Securities Trust VRS Series 2007-GG10, Class A4 5.79% due 05/10/17(1)	1,811,930	1,882,441
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2005-LDP1, Class A4 5.04% due 03/15/46(1)	475,000	509,517
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(1)	530,000	550,455
JP Morgan Chase Commercial Mtg. Securities Corp., VRS Series 2006-CB14, Class A4 5.48% due 12/12/44(1)	575,000	620,474
JP Morgan Chase Commercial Mtg. Securities Corp., VRS Series 2006-LDP7, Class A4 5.88% due 04/15/45(1)	500,000	549,592
JP Morgan Mtg. Acquisition Corp. FRS Series 2006-CH2, Class AV3 0.33% due 10/25/36	1,218,715	1,003,884
LB-UBS Commercial Mtg. Trust VRS Series 2007-C7, Class AM 6.17% due 09/15/45(1)	935,000	769,263
LB-UBS Commercial Mtg. Trust, VRS Series 2006-C4, Class A4 5.87% due 06/15/38(1)	300,000	329,182

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 3)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Merrill Lynch Mtg. Investors, Inc. VRS Series 2005-A9, Class 3A1 2.70% due 12/25/35(4)	$254,977	$195,138
Merrill Lynch Mtg. Trust VRS Series 2005-MKB2, Class A4 5.20% due 01/12/15(1)	419,000	446,899
Merrill Lynch Mtg. Trust VRS Series 2003-KEY1, Class A4 5.24% due 11/12/35(1)	425,000	446,218
Merrill Lynch Mtg. Trust, Series 2008-C1, Class A4 5.69% due 02/12/51(1)	655,000	699,014
Merrill Lynch/Countrywide Commercial Mtg. Trust VRS Series 2007-8, Class AM 5.97% due 07/12/17(1)	250,000	221,413
Morgan Stanley Capital I VRS Series 2007-T27, Class A4 5.64% due 06/11/17(1)	700,000	781,984
Morgan Stanley Capital I VRS Series 2006-HQ9, Class B 5.83% due 07/05/44(1)	500,000	393,938
Morgan Stanley Capital I VRS Series 2007-IQ15, Class AM 5.88% due 07/11/17(1)	1,250,000	1,030,759
Morgan Stanley Capital I VRS Series 2005-IQ10, Class A4A 5.23% due 09/15/42(1)	275,000	299,435
Morgan Stanley Capital I, Series 2006-IQ12 Class A4 5.33% due 12/15/43(1)	275,000	296,856
Morgan Stanley Capital I VRS Series 2008-T29, Class A4 6.46% due 01/11/43(1)	200,000	231,281
Morgan Stanley Capital I, VRS Series 2011-C1, Class A4 5.03% due 09/15/47*(1)	500,000	539,238
Morgan Stanley Capital I, VRS Series 2007-IQ14, Class A4 5.69% due 04/15/49(1)	525,000	544,258
Residential Asset Securities Corp., FRS Series 2006-EMX3, Class A2 0.41% due 04/25/36	2,287,016	1,565,890
Sierra Receivables Funding Co. LLC Series 2010-3A, Class A 3.51% due 11/20/25*	451,728	457,221
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-8, Class A2 0.63% due 07/25/36(4)	67,984	66,102
WF-RBS Commercial Mtg. Trust, VRS Series 2011-C2, Class XA 1.18% due 01/15/21*(1)(3)	1,043,181	59,336
Total Asset Backed Securities (cost $24,625,976)		23,986,385

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES — 24.7%
Advanced Materials — 0.0%
Polymer Group, Inc. Senior Sec. Notes 7.75% due 02/01/19*	$80,000	$79,800
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/17	65,000	60,125
Aerospace/Defense — 0.2%
Boeing Co. Notes 5.13% due 02/15/13	300,000	316,920
Lockheed Martin Corp. Senior Notes 2.13% due 09/15/16	95,000	94,455
Lockheed Martin Corp. Senior Notes 3.35% due 09/15/21	215,000	212,877
Lockheed Martin Corp. Senior Notes 4.25% due 11/15/19	194,000	210,931
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36	196,000	237,445
		1,072,628
Aerospace/Defense-Equipment — 0.0%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	140,000	145,950
Agricultural Operations — 0.0%
Bunge, Ltd. Finance Corp. Company Guar. Notes 5.35% due 04/15/14	77,000	81,261
Airlines — 0.2%
American Airlines Pass Through Trust Series 2011-2, Class A 8.63% due 10/15/21	292,000	289,810
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	87,115	71,434
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/19	237,979	247,499
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	69,000	71,070
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	118,421	125,526
		805,339
Auto-Cars/Light Trucks — 0.2%
Chrysler Group LLC/CG Co-Issuer, Inc. Senior Sec. Notes 8.25% due 06/15/21*	90,000	69,300

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)
Daimler Finance North America LLC FRS Company Guar. Notes 0.97% due 03/28/14*	$322,000	$322,032
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/16*	250,000	243,830
Daimler Finance North America LLC Company Guar. Notes 3.88% due 09/15/21*	129,000	125,843
Daimler Finance North America LLC Company Guar. Notes 8.50% due 01/18/31	200,000	282,826
		1,043,831
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	100,000	102,625
Auto/Truck Parts & Equipment-Original — 0.0%
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18	125,000	128,125
Banks-Commercial — 0.5%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/16	297,000	309,045
BB&T Corp. Sub. Notes 4.90% due 06/30/17	250,000	266,321
Branch Banking & Trust Co. FRS Sub. Notes 0.60% due 05/23/17	112,000	101,432
CIT Group, Inc. Sec. Notes 7.00% due 05/01/17	136,280	132,192
HSBC Bank USA NA Sub. Notes 4.88% due 08/24/20	350,000	328,252
KeyBank NA Sub. Notes 7.41% due 10/15/27	30,000	32,874
National City Bank Sub. Notes 5.80% due 06/07/17	250,000	271,984
Regions Bank Sub. Notes 7.50% due 05/15/18	125,000	123,594
Wachovia Bank NA Sub. Notes 6.60% due 01/15/38	535,000	612,955
Zions Bancorp Senior Notes 7.75% due 09/23/14	188,000	198,194
		2,376,843
Banks-Fiduciary — 0.1%
State Street Capital Trust IV Ltd. Guar. Notes FRS 1.35% due 06/15/67	322,000	220,632

Security Description	Principal Amount	Value (Note 3)
Banks-Fiduciary (continued)
State Street Capital Trust IV Ltd. Guar. Notes FRS 1.35% due 06/15/77	$300,000	$205,558
		426,190
Banks-Money Center — 0.0%
Comerica Bank Sub. Notes 5.20% due 08/22/17	162,000	176,714
Banks-Super Regional — 1.1%
Bank of America NA Sub. Notes 5.30% due 03/15/17	471,000	425,388
Capital One Financial Corp. FRS Senior Notes 1.55% due 07/15/14	165,000	164,411
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	440,000	499,012
Capital One Financial Corp. Senior Notes 7.38% due 05/23/14	180,000	201,058
Fifth Third Bancorp Senior Notes 3.63% due 01/25/16	225,000	228,737
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/20	126,000	142,613
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	122,000	129,022
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	250,000	262,826
KeyCorp. Senior Notes 3.75% due 08/13/15	65,000	66,960
National City Corp. Senior Notes 4.90% due 01/15/15	100,000	108,497
National City Corp. Sub. Notes 6.88% due 05/15/19	300,000	344,678
PNC Financial Services Group, Inc. FRS Jr. Sub. Bonds 6.75% due 08/01/21(6)	465,000	441,750
PNC Preferred Funding Trust II VRS Jr. Sub. Bonds 6.11% due 03/15/12*(6)	323,000	239,020
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	95,000	104,955
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	21,000	20,744
Wachovia Capital Trust III FRS Ltd. Guar. Notes 5.57% due 10/30/11(6)	156,000	127,920
Wachovia Corp. FRS Senior Notes 0.62% due 06/15/17	185,000	166,838

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
Wachovia Corp. Sub. Notes 5.63% due 10/15/16	$350,000	$378,348
Wells Fargo & Co. FRS Senior Notes 0.45% due 10/28/15	213,000	200,009
Wells Fargo & Co. Senior Notes 3.68% due 06/15/16	175,000	182,110
Wells Fargo & Co. Notes 4.60% due 04/01/21	250,000	267,227
Wells Fargo & Co. Senior Notes 5.63% due 12/11/17	100,000	113,094
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(6)	115,000	118,450
Wells Fargo Bank NA Sub. Notes 5.95% due 08/26/36	250,000	265,842
Wells Fargo Bank NA FRS Sub. Notes 0.50% due 05/16/16	290,000	257,029
		5,456,538
Beverages-Non-alcoholic — 0.1%
Coca-Cola Co. Senior Notes 3.30% due 09/01/21*	235,000	244,489
Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 11/15/14	750,000	838,053
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/20	125,000	145,636
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19	325,000	422,074
		1,405,763
Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 3.70% due 06/01/15	215,000	226,279
Nexstar Broadcasting, Inc./ Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/17	70,000	69,125
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/13	75,000	83,355
		378,759
Building & Construction Products-Misc. — 0.0%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/21*	110,000	104,500

Security Description	Principal Amount	Value (Note 3)
Building-Residential/Commercial — 0.0%
Beazer Homes USA, Inc. Company Guar. Notes 9.13% due 05/15/19	$90,000	$57,150
Standard Pacific Corp. Sec. Notes 8.38% due 05/15/18	60,000	51,000
		108,150
Cable/Satellite TV — 1.0%
AT&T Broadband
Company Guar. Notes 8.38% due 03/15/13	540,000	593,303
Comcast Corp. Company Guar. Notes 5.65% due 06/15/35	131,000	137,135
Comcast Corp. Company Guar. Notes 7.05% due 03/15/33	390,000	475,670
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	193,000	213,702
COX Communications, Inc. Senior Notes 5.88% due 12/01/16*	449,000	508,549
COX Communications, Inc. Senior Notes 6.25% due 06/01/18*	200,000	235,929
COX Communications, Inc. Notes 7.13% due 10/01/12	195,000	206,561
CSC Holdings LLC Senior Notes 7.88% due 02/15/18	279,000	292,950
DIRECTV Holdings LLC/ DIRECTV Financing Co, Inc. Company Guar. Notes 3.13% due 02/15/16	250,000	254,359
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 5.00% due 03/01/31	150,000	158,665
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 03/01/41	299,000	334,540
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/16	139,000	140,737
Insight Communications Co., Inc. Senior Notes 9.38% due 07/15/18*	65,000	72,800
TCI Communications, Inc. Senior Notes 7.13% due 02/15/28	110,000	134,784
Time Warner Cable, Inc. Company Guar. Notes 4.00% due 09/01/21	165,000	161,356
Time Warner Cable, Inc. Company Guar. Notes 5.50% due 09/01/41	198,000	195,705

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	$300,000	$333,349
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/37	165,000	183,511
Time Warner Cable, Inc. Company Guar. Notes 8.25% due 04/01/19	150,000	187,834
		4,821,439
Casino Hotels — 0.1%
CityCenter Holdings LLC/ CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/17*(8)	121,392	110,163
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/19*	45,000	42,412
Harrah's Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	109,000	109,954
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	72,000	79,020
		341,549
Cellular Telecom — 0.1%
Cellco Partnership/ Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18	290,000	386,437
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	210,000	198,975
NII Capital Corp. Company Guar. Notes 7.63% due 04/01/21	50,000	49,625
		635,037
Chemicals-Diversified — 0.1%
Dow Chemical Co. Senior Notes 4.25% due 11/15/20	270,000	271,450
Dow Chemical Co. Senior Notes 7.60% due 05/15/14	175,000	198,760
E.I. Du Pont de Nemours & Co. Senior Notes 5.00% due 01/15/13	7,000	7,351
PPG Industries, Inc. Senior Notes 1.90% due 01/15/16	36,000	35,841
PPG Industries, Inc. Senior Notes 5.50% due 11/15/40	72,000	82,335
		595,737

Security Description	Principal Amount	Value (Note 3)
Chemicals-Plastics — 0.0%
Hexion US Finance Corp./ Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	$125,000	$103,125
Chemicals-Specialty — 0.1%
Eastman Chemical Co. Senior Notes 7.25% due 01/15/24	268,000	330,102
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/34	112,000	148,346
		478,448
Coal — 0.1%
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20	65,000	68,412
Foresight Energy LLC/ Foresight Energy Corp. Company Guar. Notes 9.63% due 08/15/17*	55,000	55,550
James River Escrow, Inc. Company Guar. Notes 7.88% due 04/01/19*	40,000	33,600
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	125,000	111,250
SunCoke Energy, Inc. Company Guar. Notes 7.63% due 08/01/19*	30,000	29,325
		298,137
Commercial Services — 0.0%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	125,000	103,125
Computer Services — 0.1%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	106,000	116,372
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	31,000	31,155
International Business Machines Corp. Senior Notes 1.95% due 07/22/16	345,000	348,031
		495,558
Computers — 0.5%
Hewlett-Packard Co. Senior Notes 3.00% due 09/15/16	908,000	915,572
Hewlett-Packard Co. Senior Notes 3.75% due 12/01/20	200,000	194,276
Hewlett-Packard Co. Senior Notes 4.38% due 09/15/21	230,000	233,653
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/41	433,000	456,698

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Computers (continued)
International Business Machines Corp. Senior Notes 5.60% due 11/30/39	$300,000	$370,095
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	210,000	269,131
		2,439,425
Consumer Products-Misc. — 0.0%
American Achievement Corp. Sec. Notes 10.88% due 04/15/16*	50,000	38,000
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC Senior Sec. Notes 7.88% due 08/15/19*	40,000	38,600
		76,600
Containers-Metal/Glass — 0.0%
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26	40,000	39,600
Containers-Paper/Plastic — 0.0%
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	34,000	36,380
Cosmetics & Toiletries — 0.1%
Procter & Gamble Co. Senior Notes 1.45% due 08/15/16	385,000	385,034
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	45,000	47,137
		432,171
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/18*	40,000	39,700
Decision Support Software — 0.0%
PGS Solutions Company Guar. Notes 9.63% due 02/15/15	154,000	160,545
Dialysis Centers — 0.0%
DaVita, Inc. Company Guar. Notes 6.63% due 11/01/20	145,000	139,200
Diversified Banking Institutions — 3.1%
BAC Capital Trust XV FRS Limited Guar. Notes 1.13% due 06/01/56	110,000	58,947
Bank of America Corp. FRS Senior Notes 1.94% due 07/11/14	231,000	205,599
Bank of America Corp. FDIC Guar. Notes 2.10% due 04/30/12	703,000	710,624
Bank of America Corp. FDIC Guar. Notes 3.13% due 06/15/12	759,000	774,598

Security Description	Principal Amount	Value (Note 3)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 5.00% due 05/13/21	$217,000	$193,597
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	245,000	226,521
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	490,000	425,694
Bank of America Corp. Senior Notes 5.65% due 05/01/18	500,000	474,766
Bank of America Corp. Senior Notes 5.75% due 12/01/17	275,000	257,911
Bank of America Corp. Senior Notes 5.88% due 01/05/21	130,000	121,506
Bank of America Corp. Senior Notes 6.00% due 09/01/17	350,000	336,736
Bank of America Corp. Sub. Notes 6.50% due 09/15/37	100,000	81,295
Citigroup, Inc. Sub. Notes 4.88% due 05/07/15	185,000	184,853
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	273,000	267,747
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	100,000	102,923
Citigroup, Inc. Senior Notes 5.50% due 10/15/14	160,000	166,232
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	353,000	351,390
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	81,000	85,960
Citigroup, Inc. Senior Notes 6.13% due 11/21/17	230,000	245,772
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	300,000	321,781
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	460,000	389,116
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	320,000	336,735
Citigroup, Inc. Senior Notes 6.88% due 03/05/38	100,000	108,573
Citigroup, Inc. Notes 8.50% due 05/22/19	50,000	60,391

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 3.63% due 02/07/16	$220,000	$214,186
Goldman Sachs Group, Inc. Senior Notes 3.70% due 08/01/15	345,000	337,783
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	93,000	90,216
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	131,000	134,869
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	125,000	121,809
Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	350,000	364,528
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/41	140,000	136,139
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	385,000	349,873
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	350,000	320,160
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/19	295,000	329,196
JPMorgan Chase & Co. FRS Sub. Notes 1.53% due 09/01/15	313,000	304,159
JPMorgan Chase & Co. Senior Notes 3.45% due 03/01/16	235,000	235,969
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/20	100,000	100,237
JPMorgan Chase & Co. Senior Notes 4.40% due 07/22/20	100,000	101,174
JPMorgan Chase & Co. Notes 4.63% due 05/10/21	225,000	230,017
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	600,000	631,888
JP Morgan Chase & Co. Sub. Notes 5.15% due 10/01/15	150,000	158,293
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/18	150,000	167,045
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17	251,000	274,444
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/19	225,000	254,549

Security Description	Principal Amount	Value (Note 3)
Diversified Banking Institutions (continued)
JP Morgan Chase Capital XXV Ltd. Guar. Bonds 6.80% due 10/01/37	$400,000	$401,454
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18(6)	360,000	370,804
JPMorgan Chase Capital XVII Ltd. Guar. Notes 5.85% due 08/01/35	130,000	129,161
JPMorgan Chase Capital XXIII FRS Limited Guar. Bonds 1.29% due 05/15/12	50,000	33,574
Morgan Stanley Senior Notes 3.80% due 04/29/16	315,000	290,408
Morgan Stanley Sub. Notes 4.75% due 04/01/14	290,000	275,593
Morgan Stanley Senior Notes 5.55% due 04/27/17	162,000	156,014
Morgan Stanley Senior Notes 5.63% due 09/23/19	418,000	392,114
Morgan Stanley Senior Notes 6.00% due 05/13/14	150,000	151,903
Morgan Stanley Senior Notes 6.25% due 08/28/17	150,000	148,117
Morgan Stanley Senior Notes 6.63% due 04/01/18	1,013,000	1,004,959
Nationsbank Corp. Sub. Notes 7.25% due 10/15/25	39,000	37,612
		14,737,514
Diversified Financial Services — 0.7%
General Electric Capital Corp. Senior Notes 3.75% due 11/14/14	150,000	156,587
General Electric Capital Corp. Senior Notes 4.38% due 09/16/20	185,000	188,247
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/21	255,000	264,537
General Electric Capital Corp. Senior Notes 5.50% due 01/08/20	245,000	267,230
General Electric Capital Corp. Senior Notes 5.63% due 05/01/18	1,575,000	1,721,773
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	117,000	119,921
General Electric Capital Corp. Senior Notes 6.15% due 08/01/37	150,000	160,327

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	$315,000	$359,595
		3,238,217
Diversified Manufacturing Operations — 0.4%
3M Co. Senior Notes 1.38% due 09/29/16	389,000	386,896
Cargill, Inc. Senior Notes 4.31% due 05/14/21*	414,000	448,858
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/21*	258,000	262,354
General Electric Co. Senior Notes 5.25% due 12/06/17	51,000	56,664
Harsco Corp. Senior Notes 2.70% due 10/15/15	247,000	251,275
Pentair, Inc. Company Guar. Notes 5.00% due 05/15/21	120,000	125,320
Textron, Inc. Senior Notes 4.63% due 09/21/16	230,000	232,812
Textron, Inc. Senior Notes 6.20% due 03/15/15	250,000	268,542
		2,032,721
E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 8.50% due 07/01/16	120,000	131,742
Electric-Distribution — 0.1%
Oglethorpe Power Corp. 1st. Mtg. Notes 5.38% due 11/01/40	282,000	319,792
Electric-Generation — 0.0%
AES Corp. Senior Notes 8.00% due 10/15/17	47,000	47,235
Edison Mission Energy Senior Notes 7.63% due 05/15/27	50,000	27,500
		74,735
Electric-Integrated — 2.2%
Ameren Illinois Co. Senior Sec. Notes 9.75% due 11/15/18	100,000	134,700
Arizona Public Service Co. Senior Notes 5.05% due 09/01/41	81,000	88,279
Cleco Power LLC Senior Notes 6.00% due 12/01/40	125,000	148,402

Security Description	Principal Amount	Value (Note 3)
Electric-Integrated (continued)
CMS Energy Corp. Senior Notes 2.75% due 05/15/14	$196,000	$191,869
CMS Energy Corp. Senior Notes 6.25% due 02/01/20	538,000	554,573
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	235,000	273,622
Consumers Energy Co. 1st Mtg. Notes 5.00% due 03/15/15	100,000	110,824
Dominion Resources, Inc. Senior Notes 4.45% due 03/15/21	486,000	528,640
Dominion Resources, Inc. Senior Notes 4.90% due 08/01/41	25,000	26,039
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	230,000	261,019
Dominion Resources, Inc. Senior Notes 5.60% due 11/15/16	100,000	114,536
Duke Energy Corp. Senior Notes 3.55% due 09/15/21	450,000	448,933
Duke Energy Corp. Senior Notes 6.30% due 02/01/14	500,000	554,341
Duquesne Light Holdings, Inc. Senior Notes 5.90% due 12/01/21*	105,000	106,400
Edison International Senior Notes 3.75% due 09/15/17	130,000	131,742
Entergy Corp. Senior Notes 3.63% due 09/15/15	80,000	80,078
Entergy Mississippi, Inc. 1st Mtg. Notes 3.25% due 06/01/16	48,000	49,649
Exelon Corp. Senior Notes 5.63% due 06/15/35	100,000	104,348
Exelon Generation Co. LLC Senior Notes 5.35% due 01/15/14	175,000	187,305
FPL Group Capital, Inc. Company Guar. Notes 6.00% due 03/01/19	250,000	290,843
Georgia Power Co. Senior Notes 3.00% due 04/15/16	82,000	85,903
Georgia Power Co. Senior Notes 4.75% due 09/01/40	350,000	372,893
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/21	163,000	171,620

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Kansas City Power & Light Co. Senior Notes 5.30% due 10/01/41	$202,000	$206,593
MidAmerican Energy Holdings Co. Senior Notes 5.75% due 04/01/18	450,000	518,806
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/36	505,000	604,875
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	37,562	38,313
Nevada Power Co. General Refunding Mtg. Notes 6.50% due 08/01/18	200,000	241,132
NiSource Finance Corp. Company Guar. Notes 6.15% due 03/01/13	150,000	158,789
NiSource Finance Corp. Company Guar. Notes 6.40% due 03/15/18	80,000	93,139
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.00% due 09/30/17	300,000	330,097
Oncor Electric Delivery Co. LLC Senior Sec. Notes 6.80% due 09/01/18	150,000	182,405
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/22	195,000	245,732
Pacific Gas & Electric Co. Senior Notes 3.25% due 09/15/21	172,000	170,150
Pacific Gas & Electric Co. Senior Notes 4.80% due 03/01/14	300,000	323,908
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/34	155,000	184,997
PECO Energy Co. 1st Mtgs. Bonds 5.70% due 03/15/37	170,000	205,103
Pepco Holdings, Inc. Senior Notes 2.70% due 10/01/15	175,000	177,332
Potomac Electric Power Co. 1st Mtg. Bonds 7.90% due 12/15/38	65,000	98,770
PPL Electric Utilities Corp. 1st Mtg. Notes 5.20% due 07/15/41	87,000	102,528
Progress Energy, Inc. Senior Notes 4.40% due 01/15/21	450,000	484,489
Progress Energy, Inc. Senior Notes 7.05% due 03/15/19	180,000	223,851
PSEG Power LLC Company Guar. Notes 4.15% due 09/15/21	184,000	184,325

Security Description	Principal Amount	Value (Note 3)
Electric-Integrated (continued)
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/21	$216,000	$214,240
SCANA Corp. Senior Notes 4.75% due 05/15/21	140,000	147,413
Sierra Pacific Power Co. General Refunding Mtg. 6.00% due 05/15/16	150,000	172,388
Union Electric Co. Senior Sec. Notes 6.40% due 06/15/17	165,000	196,076
Virginia Electric & Power Co. Senior Notes 5.40% due 04/30/18	100,000	117,745
		10,639,754
Electronic Components-Misc. — 0.1%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	117,000	114,075
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	24,000	26,460
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/18	95,000	107,588
		248,123
Electronic Components-Semiconductors — 0.2%
Intel Corp. Senior Notes 3.30% due 10/01/21	570,000	582,279
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	144,000	171,791
		754,070
Electronics-Military — 0.1%
L-3 Communications Corp. Company Guar. Notes 4.75% due 07/15/20	206,000	213,193
Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 5.00% due 05/15/18	289,000	279,150
Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/21	267,000	265,580
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/18*	130,000	127,400
		672,130
Finance-Commercial — 0.3%
Caterpillar Financial Services Corp. Notes 1.55% due 12/20/13	100,000	101,277
Caterpillar Financial Services Corp. Senior Notes 2.05% due 08/01/16	1,250,000	1,258,701

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Commercial (continued)
Caterpillar Financial Services Corp. Senior Notes 4.25% due 02/08/13	$60,000	$62,679
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	88,000	90,294
		1,512,951
Finance-Consumer Loans — 0.1%
SLM Corp. Senior Notes 5.63% due 08/01/33	150,000	119,444
SLM Corp. Senior Notes 6.25% due 01/25/16	205,000	201,214
SLM Corp. Senior Notes 8.00% due 03/25/20	75,000	74,040
		394,698
Finance-Credit Card — 0.1%
American Express Co. Senior Notes 7.25% due 05/20/14	400,000	453,341
American Express Credit Corp. Senior Notes 5.88% due 05/02/13	100,000	106,051
Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/15/36	72,000	70,380
Discover Financial Services Senior Notes 6.45% due 06/12/17	40,000	41,636
		671,408
Finance-Investment Banker/Broker — 0.4%
GFI Group, Inc. Senior Notes 8.38% due 07/19/18*	196,000	182,280
Jefferies Group, Inc. Senior Notes 5.13% due 04/13/18	237,000	221,951
Lazard Group LLC Senior Notes 6.85% due 06/15/17	250,000	275,275
Lehman Brothers Holdings Capital Trust VII FRS Limited Guar. Notes 5.86% due 05/31/12†(6)(9)(10)	58,000	6
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(9)(10)	131,000	66
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(9)(10)	99,000	50
Merrill Lynch & Co., Inc. Sub. Notes 5.70% due 05/02/17	200,000	178,394
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	642,000	577,758

Security Description	Principal Amount	Value (Note 3)
Finance-Investment Banker/Broker (continued)
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	$100,000	$77,483
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/38	72,000	66,899
MF Global Holdings, Ltd. Senior Notes 6.25% due 08/08/16(2)	122,000	116,104
Oppenheimer Holdings, Inc. Senior Sec. Notes 8.75% due 04/15/18	80,000	78,000
Scottrade Financial Services, Inc. Senior Notes 6.13% due 07/11/21*	188,000	195,626
		1,969,892
Finance-Leasing Companies — 0.1%
Boeing Capital Corp. Senior Notes 2.13% due 08/15/16	84,000	84,998
Boeing Capital Corp. Senior Notes 2.90% due 08/15/18	225,000	232,451
		317,449
Finance-Other Services — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.75% due 07/01/13*	100,000	101,164
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/37*	215,000	250,475
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/17	165,000	156,750
		508,389
Financial Guarantee Insurance — 0.0%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/36*	100,000	72,000
Food-Canned — 0.0%
Blue Merger Sub, Inc. Company Guar. Notes 7.63% due 02/15/19*	25,000	21,125
Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14	34,000	38,590
Food-Misc. — 0.5%
Kellogg Co. Senior Notes 3.25% due 05/21/18	715,000	751,215
Kraft Foods, Inc. Senior Notes 4.13% due 02/09/16	400,000	425,946
Kraft Foods, Inc. Senior Notes 5.38% due 02/10/20	315,000	356,492

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Misc. (continued)
Kraft Foods, Inc. Senior Notes 6.50% due 08/11/17	$250,000	$296,645
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	483,000	590,428
		2,420,726
Food-Retail — 0.0%
Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	101,000	129,196
Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	149,000	146,020
Gas-Distribution — 0.2%
AGL Capital Corp. Company Guar. Notes 6.38% due 07/15/16	85,000	96,429
Atmos Energy Corp. Senior Notes 6.35% due 06/15/17	140,000	166,814
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/18	95,000	111,735
Sempra Energy Senior Notes 6.50% due 06/01/16	65,000	76,051
Sempra Energy Senior Notes 8.90% due 11/15/13	180,000	205,325
Sempra Energy Senior Notes 9.80% due 02/15/19	100,000	139,945
Southern Union Co. Senior Notes 7.60% due 02/01/24	132,000	156,192
		952,491
Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/15	35,000	31,938
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	115,000	110,975
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(5)(11)	150,000	0
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/18	115,000	108,100
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20	180,000	170,100
		389,175

Security Description	Principal Amount	Value (Note 3)
Instruments-Scientific — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 2.25% due 08/15/16	$275,000	$278,831
Thermo Fisher Scientific, Inc. Senior Notes 5.00% due 06/01/15	300,000	332,708
		611,539
Insurance Brokers — 0.2%
AON Corp. Senior Notes 3.13% due 05/27/16	125,000	125,035
AON Corp. Senior Notes 5.00% due 09/30/20	275,000	298,005
Marsh & McLennan Cos, Inc. Senior Notes 4.80% due 07/15/21	250,000	262,114
Marsh & McLennan Cos., Inc. Senior Notes 4.85% due 02/15/13	250,000	259,089
Marsh & McLennan Cos, Inc. Senior Notes 5.75% due 09/15/15	18,000	20,050
		964,293
Insurance-Life/Health — 0.6%
Aflac, Inc. Senior Notes 6.45% due 08/15/40	140,000	139,079
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	98,000	103,267
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	132,000	134,495
Pacific Life Insurance Co. Sub. Notes 9.25% due 06/15/39*	225,000	302,144
Pricoa Global Funding I Senior Sec. Notes 5.45% due 06/11/14*	200,000	217,835
Principal Financial Group, Inc. Company Guar. Notes 7.88% due 05/15/14	50,000	56,794
Principal Financial Group, Inc. Company Guar. Notes 8.88% due 05/15/19	100,000	127,346
Protective Life Corp. Senior Notes 8.45% due 10/15/39	306,000	353,444
Protective Life Secured Trusts Senior Sec. Notes 5.45% due 09/28/12	150,000	156,287
Prudential Financial, Inc. Senior Notes 3.00% due 05/12/16	75,000	73,392
Prudential Financial, Inc. Senior Notes 4.50% due 11/15/20	209,000	207,634

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health (continued)
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/15	$237,000	$247,409
Prudential Financial, Inc. Senior Notes 6.20% due 01/15/15	80,000	87,809
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	135,000	142,435
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/39*	132,000	161,758
Unum Group Senior Notes 7.13% due 09/30/16	136,000	156,710
		2,667,838
Insurance-Multi-line — 0.3%
Farmers Insurance Exchange Sub. Notes 8.63% due 05/01/24*	250,000	306,639
Genworth Financial, Inc. Senior Notes 7.63% due 09/24/21	94,000	81,012
Guardian Life Insurance Co. of America Sub. Notes 7.38% due 09/30/39*	100,000	131,883
Hartford Financial Services Group, Inc. Senior Notes 6.00% due 01/15/19	255,000	256,194
MetLife, Inc. Senior Notes 7.72% due 02/15/19	225,000	275,796
MMI Capital Trust I Ltd. Guar. Bonds 7.63% due 12/15/27	100,000	110,089
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/05/39*	200,000	232,993
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	165,000	170,145
		1,564,751
Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	255,000	265,656
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	130,000	122,850
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/39*	245,000	368,911
		757,417
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II Limited Guar. Notes 9.70% due 04/01/30	170,000	216,149

Security Description	Principal Amount	Value (Note 3)
Insurance-Property/Casualty (continued)
Everest Reinsurance Holdings, Inc. FRS Jr. Sub. Bonds 6.60% due 05/15/17	$235,000	$203,569
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	70,000	70,728
		490,446
Insurance-Reinsurance — 0.1%
Reinsurance Group of America, Inc. Senior Notes 5.63% due 05/15/17	300,000	328,885
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/19	46,000	42,320
Medical Instruments — 0.1%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/17	50,000	47,625
Boston Scientific Corp. Senior Notes 6.00% due 01/15/20	235,000	263,464
		311,089
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	161,000	215,623
Johnson & Johnson Notes 5.55% due 08/15/17	190,000	228,545
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	69,000	71,070
Universal Hospital Services, Inc. Sec. Notes 8.50% due 06/01/15(8)	100,000	97,375
		612,613
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 4.10% due 06/15/21	350,000	376,733
Amgen, Inc. Senior Notes 6.40% due 02/01/39	180,000	236,892
Celgene Corp. Senior Notes 2.45% due 10/15/15	105,000	106,014
Genzyme Corp. Company Guar. Notes 3.63% due 06/15/15	110,000	117,639
		837,278
Medical-Drugs — 0.1%
Schering Plough Corp. Senior Notes 5.30% due 12/01/13	300,000	328,288
Wyeth Corp. Company Guar. Bonds 6.50% due 02/01/34	250,000	334,955
		663,243

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-HMO — 0.2%
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/21	$193,000	$208,395
UnitedHealth Group, Inc. Senior Notes 3.88% due 10/15/20	15,000	15,839
UnitedHealth Group, Inc. Senior Notes 4.88% due 02/15/13	300,000	314,820
UnitedHealth Group, Inc. Senior Notes 6.00% due 02/15/18	295,000	350,059
UnitedHealth Group, Inc. Senior Notes 6.63% due 11/15/37	105,000	132,792
		1,021,905
Medical-Hospitals — 0.1%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17*	80,000	76,000
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	130,000	137,800
IASIS Healthcare LLC/ IASIS Capital Corp. Senior Notes 8.38% due 05/15/19*	25,000	20,250
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	9,000	7,796
		241,846
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 4.00% due 06/15/15	300,000	321,835
Metal-Aluminum — 0.1%
Alcoa, Inc. Senior Notes 5.90% due 02/01/27	95,000	94,047
Alcoa, Inc. Senior Notes 6.15% due 08/15/20	163,000	165,116
Alcoa, Inc. Senior Notes 6.75% due 07/15/18	140,000	149,955
		409,118
Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	125,000	134,063
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc. Senior Notes 4.80% due 10/01/20	156,000	151,803

Security Description	Principal Amount	Value (Note 3)
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/18	$160,000	$148,000
Multimedia — 0.7%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	540,000	674,053
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	50,000	57,396
NBCUniversal Media LLC Senior Notes 3.65% due 04/30/15	190,000	199,895
NBCUniversal Media LLC Senior Notes 5.15% due 04/30/20	125,000	137,073
News America Holdings, Inc. Company Guar. Notes 8.45% due 08/01/34	20,000	25,165
News America Holdings, Inc. Company Guar. Notes 8.88% due 04/26/23	70,000	92,656
News America, Inc. Company Guar. Notes 6.15% due 02/15/41	185,000	195,690
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	111,000	118,827
News America, Inc. Company Guar. Bonds 6.40% due 12/15/35	150,000	162,432
News America, Inc. Company Guar. Notes 6.90% due 03/01/19	150,000	175,249
News America, Inc. Company Guar. Notes 7.28% due 06/30/28	95,000	110,590
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/23	175,000	224,077
Time Warner, Inc. Company Guar. 3.15% due 07/15/15	200,000	206,862
Viacom, Inc. Senior Notes 4.38% due 09/15/14	200,000	213,704
Viacom, Inc. Senior Notes 6.13% due 10/05/17	350,000	398,361
Walt Disney Co. Senior Notes 2.75% due 08/16/21	105,000	103,763
		3,095,793
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	95,000	96,188

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/18	$240,000	$249,558
Republic Services, Inc. Company Guar. Notes 5.70% due 05/15/41	43,000	48,710
Republic Services, Inc. Company Guar. Notes 6.20% due 03/01/40	148,000	177,847
Waste Management, Inc. Company Guar. Notes 2.60% due 09/01/16	118,000	118,280
Waste Management, Inc. Company Guar. Notes 6.10% due 03/15/18	100,000	115,268
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/32	250,000	342,580
		1,052,243
Office Automation & Equipment — 0.2%
Xerox Corp. Senior Notes 4.50% due 05/15/21	144,000	144,016
Xerox Corp. Senior Notes 5.63% due 12/15/19	45,000	48,569
Xerox Corp. Senior Notes 6.35% due 05/15/18	175,000	198,914
Xerox Corp. Senior Notes 6.40% due 03/15/16	230,000	254,554
Xerox Corp. Senior Notes 8.25% due 05/15/14	100,000	113,849
		759,902
Oil Companies-Exploration & Production — 0.7%
Alta Mesa Holdings/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/18	60,000	54,600
Anadarko Petroleum Corp. Senior Notes 5.75% due 06/15/14	185,000	201,231
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	702,000	767,847
Anadarko Petroleum Corp. Notes 6.20% due 03/15/40	200,000	208,215
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/36	257,000	271,852
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18	75,000	73,500

Security Description	Principal Amount	Value (Note 3)
Oil Companies-Exploration & Production (continued)
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/21	$35,000	$31,938
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	200,000	206,000
Devon Energy Corp. Senior Notes 2.40% due 07/15/16	200,000	202,685
Devon Energy Corp. Senior Notes 7.95% due 04/15/32	85,000	120,841
EV Energy Partners LP/ EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/19*	25,000	24,125
Hilcorp Energy I LP/ Hilcorp Finance Co. Senior Notes 7.75% due 11/01/15*	90,000	90,675
Linn Energy LLC/ Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/20	90,000	92,700
Milagro Oil & Gas Sec. Notes 10.50% due 05/15/16*	47,000	37,600
Noble Energy, Inc. Senior Notes 6.00% due 03/01/41	192,000	214,374
Pioneer Natural Resources Co. Senior Notes 7.50% due 01/15/20	120,000	134,696
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	50,000	52,250
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/21*	15,000	13,800
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/28	269,000	303,660
		3,102,589
Oil Companies-Integrated — 0.4%
ConocoPhillips Company Guar. Notes 6.50% due 02/01/39	400,000	530,420
ConocoPhillips Corp. Company Guar. Notes 5.90% due 10/15/32	300,000	365,993
Hess Corp. Senior Notes 5.60% due 02/15/41	352,000	379,746
Hess Corp. Senior Notes 7.88% due 10/01/29	291,000	391,600
		1,667,759

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Refining & Marketing — 0.2%
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.65% due 02/15/22	$130,000	$128,120
Valero Energy Corp. Company Guar. Notes 4.50% due 02/01/15	215,000	229,556
Valero Energy Corp. Company Guar. Notes 6.13% due 02/01/20	200,000	221,927
Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/37	100,000	107,437
		687,040
Oil-Field Services — 0.1%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/18*	125,000	120,000
Halliburton Co. Senior Notes 7.60% due 08/15/96*	180,000	241,555
Helix Energy Solutions Group, Inc. Company Guar. Notes 9.50% due 01/15/16*	38,000	38,570
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/19*	90,000	87,975
		488,100
Paper & Related Products — 0.1%
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	318,000	351,498
International Paper Co. Senior Notes 7.30% due 11/15/39	200,000	224,740
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/16*	25,000	24,250
		600,488
Pharmacy Services — 0.1%
Express Scripts, Inc. Company Guar. Notes 3.13% due 05/15/16	20,000	20,194
Express Scripts, Inc. Company Guar. Notes 6.25% due 06/15/14	115,000	126,582
Express Scripts, Inc. Company Guar. Notes 7.25% due 06/15/19	195,000	239,096
		385,872
Pipelines — 1.1%
CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/21	210,000	215,959
Copano Energy LLC/ Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	100,000	102,250

Security Description	Principal Amount	Value (Note 3)
Pipelines (continued)
DCP Midstream LLC Notes 9.70% due 12/01/13*	$100,000	$114,661
Duke Energy Field Services LLC Senior Notes 5.38% due 10/15/15*	200,000	215,155
Duke Energy Field Services LLC Senior Notes 6.45% due 11/03/36*	220,000	240,306
El Paso Natural Gas Co. Senior Notes 5.95% due 04/15/17	370,000	416,226
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	65,000	66,788
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/41	343,000	320,642
Energy Transfer Partners LP Senior Notes 8.50% due 04/15/14	70,000	79,425
Energy Transfer Partners LP Senior Notes 9.00% due 04/15/19	100,000	120,458
Enterprise Products Operating LLC Company Guar. Notes 5.25% due 01/31/20	95,000	104,400
Enterprise Products Operating LLC Company Guar. Senior Notes 6.50% due 01/31/19	150,000	176,622
Genesis Energy LP/ Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/18*	150,000	142,500
IFM US Colonial Pipeline 2 LLC Senior Sec. Notes 6.45% due 05/01/21*	250,000	280,777
Kinder Morgan Energy Partners LP Senior Notes 6.38% due 03/01/41	348,000	369,406
Kinder Morgan Energy Partners LP Senior Notes 6.95% due 01/15/38	285,000	317,697
Kinder Morgan Energy Partners LP Senior Notes 7.40% due 03/15/31	75,000	90,164
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/21	85,000	87,125
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	150,000	156,123
NGPL PipeCo LLC Senior Notes 7.12% due 12/15/17*	150,000	158,179
Panhandle Eastern Pipeline Co. LP Senior Notes 6.20% due 11/01/17	225,000	261,330

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Plains All American Pipeline LP Company Guar. Notes 5.75% due 01/15/20	$250,000	$272,678
Plains All American Pipeline LP/ PAA Finance Corp. Company Guar. Notes 6.50% due 05/01/18	157,000	180,773
Rockies Express Pipeline LLC Senior Notes 3.90% due 04/15/15*	210,000	215,232
Southern Natural Gas Co./ Southern Natural Issuing Corp. Senior Notes 4.40% due 06/15/21*	149,000	150,406
Williams Partners LP Senior Notes 3.80% due 02/15/15	325,000	339,088
Williams Partners LP Senior Notes 4.13% due 11/15/20	90,000	89,302
		5,283,672
Publishing-Newspapers — 0.0%
McClatchy Co. Senior Sec. Notes 11.50% due 02/15/17	100,000	86,750
Real Estate Investment Trusts — 0.8%
BioMed Realty LP Company Guar. Notes 3.85% due 04/15/16	105,000	102,913
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/18	310,000	299,480
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	419,000	424,598
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	65,000	65,907
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	150,000	162,506
Duke Realty LP Senior Notes 5.95% due 02/15/17	15,000	15,714
Duke Realty LP Senior Notes 7.38% due 02/15/15	250,000	271,698
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	205,000	212,175
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/17	160,000	162,401
HCP, Inc. Senior Notes 3.75% due 02/01/16	135,000	133,414
HCP, Inc. Senior Notes 5.38% due 02/01/21	120,000	120,400

Security Description	Principal Amount	Value (Note 3)
Real Estate Investment Trusts (continued)
HCP, Inc. Senior Notes 6.00% due 01/30/17	$50,000	$52,644
HCP, Inc. Senior Notes 6.30% due 09/15/16	300,000	320,976
Kilroy Realty LP Company Guar. Notes 4.80% due 07/15/18	97,000	93,574
Kimco Realty Corp. Senior Notes 4.30% due 02/01/18	150,000	150,594
Kimco Realty Corp. Senior Notes 5.19% due 10/01/13	80,000	83,121
Liberty Property LP Senior Notes 4.75% due 10/01/20	80,000	80,418
Liberty Property LP Senior Notes 5.50% due 12/15/16	110,000	119,826
Realty Income Corp. Senior Notes 6.75% due 08/15/19	160,000	186,158
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18	50,000	46,500
Simon Property Group LP Senior Notes 5.10% due 06/15/15	145,000	156,210
Simon Property Group LP Senior Notes 6.13% due 05/30/18	175,000	196,762
UDR, Inc. Company Guar. Notes 4.25% due 06/01/18	70,000	70,816
Ventas Realty LP / Ventas Capital Corp. Company Guar. Notes 3.13% due 11/30/15	155,000	153,205
Ventas Realty LP / Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/21	230,000	220,886
		3,902,896
Real Estate Management/Services — 0.2%
AMB Property LP Company Guar. Notes 4.00% due 01/15/18	185,000	172,384
AMB Property LP Senior Notes 4.50% due 08/15/17	85,000	79,981
AMB Property LP Company Guar. Notes 6.13% due 12/01/16	220,000	227,096
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/19*	60,000	55,950
ProLogis LP Senior Notes 6.63% due 05/15/18	200,000	207,396
		742,807

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Operations & Development — 0.1%
First Industrial LP Senior Notes 5.75% due 01/15/16	$60,000	$58,821
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	100,000	105,430
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	105,000	112,729
		276,980
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(5)(11)	70,000	7
Rental Auto/Equipment — 0.0%
RSC Equipment Rental, Inc./ RSC Holdings III LLC Company Guar. Notes 8.25% due 02/01/21	80,000	69,200
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/20	85,000	77,988
		147,188
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 4.00% due 11/15/20	225,000	225,346
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 5.88% due 12/16/36	200,000	232,838
Retail-Discount — 0.4%
Wal-Mart Stores, Inc. Senior Notes 3.63% due 07/08/20	350,000	374,302
Wal-Mart Stores, Inc. Senior Notes 5.25% due 09/01/35	133,000	152,619
Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/41	989,000	1,218,451
Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/38	275,000	354,604
		2,099,976
Retail-Drug Store — 0.3%
CVS Caremark Corp. Senior Notes 3.25% due 05/18/15	220,000	231,538
CVS Caremark Corp. Senior Notes 5.75% due 05/15/41	105,000	117,621
CVS Caremark Corp. Pass Through Certs. 6.04% due 12/10/28	197,849	208,227

Security Description	Principal Amount	Value (Note 3)
Retail-Drug Store (continued)
CVS Caremark Corp. Senior Notes 6.13% due 09/15/39	$225,000	$264,018
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	166,000	202,167
CVS Caremark Corp. FRS Jr. Sub. Notes 6.30% due 06/01/12	145,000	140,288
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/33*	118,158	122,830
		1,286,689
Retail-Office Supplies — 0.0%
Staples, Inc. Company Guar. Notes 9.75% due 01/15/14	50,000	57,952
Retail-Propane Distribution — 0.0%
Inergy LP/Inergy Finance Corp. Company Guar. Notes 6.88% due 08/01/21	15,000	13,650
Retail-Regional Department Stores — 0.0%
Macy's Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	35,000	39,278
Retail-Restaurants — 0.1%
Dave & Buster's, Inc. Company Guar. Notes 11.00% due 06/01/18	55,000	54,587
McDonald's Corp. Notes 2.63% due 01/15/22	500,000	496,308
		550,895
Retail-Toy Stores — 0.0%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/17	78,000	76,050
Savings & Loans/Thrifts — 0.0%
Washington Mutual Preferred Funding Delaware Jr. Sub. Notes 6.53% due 12/15/11*†(6)(9)(10)	100,000	1,500
Seismic Data Collection — 0.0%
Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/14	95,000	74,813
Special Purpose Entities — 0.3%
Capital One Capital VI Ltd. Guar. Notes 8.88% due 05/15/40	133,000	134,959
FUEL Trust* Sec. Notes 3.98% due 06/15/16	216,000	211,494
FUEL Trust* Sec. Notes 4.21% due 04/15/16	674,000	671,493

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Special Purpose Entities (continued)
Goldman Sachs Capital I Company Guar. Notes 6.35% due 02/15/34	$250,000	$226,389
Principal Life Global Funding I Senior Sec. Notes 6.13% due 10/15/33*	190,000	229,231
		1,473,566
Steel-Producers — 0.0%
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	40,000	40,000
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	110,000	108,350
		148,350
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20	160,000	153,600
Telecom Services — 0.3%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/28	180,000	204,879
Qwest Corp. Senior Notes 7.50% due 10/01/14	50,000	54,000
Qwest Corp. Senior Notes 8.88% due 03/15/12	150,000	155,062
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	540,000	742,234
		1,156,175
Telecommunication Equipment — 0.0%
Harris Corp. Notes 4.40% due 12/15/20	187,000	198,945
Telephone-Integrated — 0.9%
AT&T, Inc. Senior Notes 3.88% due 08/15/21	235,000	241,735
AT&T Inc. Senior Notes 4.45% due 05/15/21	105,000	112,652
AT&T, Inc. Senior Notes 4.95% due 01/15/13	200,000	209,468
AT&T, Inc. Senior Notes 5.35% due 09/01/40	556,000	581,188
AT&T, Inc. Senior Notes 5.50% due 02/01/18	375,000	432,855
AT&T, Inc. Senior Notes 6.30% due 01/15/38	350,000	400,934

Security Description	Principal Amount	Value (Note 3)
Telephone-Integrated (continued)
AT&T, Inc. Senior Notes 6.45% due 06/15/34	$135,000	$155,342
BellSouth Corp. Senior Notes 6.55% due 06/15/34	248,000	287,536
Century Telephone Enterprise Senior Notes 6.88% due 01/15/28	110,000	95,243
CenturyLink, Inc. Senior Notes 6.45% due 06/15/21	698,000	646,778
CenturyLink, Inc. Senior Notes 7.60% due 09/15/39	244,000	219,482
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	5,000	4,938
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	10,000	9,800
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	16,000	15,520
Frontier Communications Corp. Senior Notes 8.50% due 04/15/20	46,000	44,620
Verizon Communications, Inc. Senior Notes 1.95% due 03/28/14	210,000	214,938
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/38	415,000	508,675
Verizon Communications, Inc. Senior Notes 8.75% due 11/01/18	150,000	200,870
		4,382,574
Television — 0.1%
CBS Corp. Company Guar. Notes 5.90% due 10/15/40	20,000	21,004
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	250,000	287,383
CBS Corp. Company Guar. Notes 8.88% due 05/15/19	175,000	223,503
Viacom, Inc. Company Guar. Notes 7.88% due 07/30/30	70,000	88,371
		620,261
Therapeutics — 0.0%
Warner Chilcott Corp. Company Guar. Notes 7.75% due 09/15/18	90,000	85,950
Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 4.75% due 05/05/21	150,000	155,155

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Tobacco (continued)
Altria Group, Inc. Company Guar. Notes 8.50% due 11/10/13	$100,000	$114,052
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	135,000	176,959
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	270,000	357,802
Altria Group, Inc. Company Guar. Notes 9.95% due 11/10/38	125,000	178,135
Lorillard Tobacco Co. Company Guar. Notes 3.50% due 08/04/16	35,000	35,048
Lorillard Tobacco Co. Company Guar. Notes 6.88% due 05/01/20	95,000	105,348
Lorillard Tobacco Co. Company Guar. Notes 8.13% due 06/23/19	125,000	146,438
Reynolds American, Inc. Company Guar. Notes 7.63% due 06/01/16	81,000	96,973
Reynolds American, Inc. Company Guar. Notes 7.75% due 06/01/18	175,000	213,253
		1,579,163
Transport-Rail — 0.1%
CSX Corp. Senior Notes 4.25% due 06/01/21	95,000	100,398
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	105,000	124,607
		225,005
Transport-Services — 0.1%
Ryder System, Inc. Senior Notes 3.15% due 03/02/15	74,000	75,372
Ryder System, Inc. Senior Notes 3.60% due 03/01/16	82,000	85,572
Ryder System, Inc. Senior Notes 5.00% due 06/15/12	71,000	72,897
		233,841
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	80,000	84,200
Web Portals/ISP — 0.1%
Google, Inc. Senior Notes 3.63% due 05/19/21	400,000	424,257

Security Description	Principal Amount	Value (Note 3)
Wireless Equipment — 0.1%
American Tower Corp. Senior Notes 4.50% due 01/15/18	$206,000	$206,233
Motorola, Inc. Senior Notes 6.63% due 11/15/37	6,835	8,129
		214,362
Total U.S. Corporate Bonds & Notes (cost $114,231,585)		118,367,237
FOREIGN CORPORATE BONDS & NOTES — 7.6%
Agricultural Chemicals — 0.2%
Agrium, Inc. Senior Notes 7.70% due 02/01/17	100,000	122,118
Agrium, Inc. Senior Notes 7.80% due 02/01/27	185,000	244,705
Yara International ASA Senior Notes 5.25% due 12/15/14*	355,000	384,803
		751,626
Auto-Cars/Light Trucks — 0.0%
Jaguar Land Rover PLC Company Guar. Notes 8.13% due 05/15/21*	90,000	79,200
Banks-Commercial — 0.7%
Barclays Bank PLC Sub. Notes 5.14% due 10/14/20	125,000	101,367
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16*(6)	157,000	116,180
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	670,000	614,985
Barclays Bank PLC FRS Jr. Sub. Notes 6.86% due 06/15/32*(6)	94,000	67,680
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	905,000	918,374
Dresdner Bank AG Sub. Notes 7.25% due 09/15/15	146,000	136,527
Nordea Bank AB Senior Notes 3.70% due 11/13/14*	255,000	259,506
Nordea Bank AB FRS Jr. Sub. Bonds 8.38% due 03/25/15(6)	84,000	84,420
Rabobank Nederland NV Company Guar. Notes 2.13% due 10/13/15	123,000	122,719
Royal Bank of Scotland PLC Bank Guar. Notes 3.95% due 09/21/15	150,000	141,069
Royal Bank of Scotland PLC Bank Guar. Notes 6.13% due 01/11/21	275,000	271,855

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Standard Chartered PLC Senior Notes 3.20% due 05/12/16*	$204,000	$199,387
Toronto-Dominion Bank Senior Notes 2.50% due 07/14/16	212,000	217,601
Westpac Banking Corp. FRS Jr. Sub. Notes 0.65% due 03/30/12(6)	360,000	208,800
		3,460,470
Banks-Money Center — 0.1%
ABN Amro Bank NV Senior Notes 2.02% due 01/31/14*	88,000	86,606
ABN Amro Bank NV FRS Senior Notes 2.02% due 01/30/14*	60,000	57,163
Lloyds TSB Bank PLC Bank Guar. Notes 4.38% due 01/12/15*	125,000	122,301
Lloyds TSB Bank PLC Bank Guar. Notes 4.88% due 01/21/16	50,000	49,287
Lloyds TSB Bank PLC Company Guar. Notes 6.50% due 09/14/20*	107,000	90,926
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	190,000	204,174
		610,457
Banks-Mortgage — 0.0%
Abbey National Treasury Services PLC Bank Guar. Notes 3.88% due 11/10/14*	200,000	191,423
Banks-Special Purpose — 0.1%
Export-Import Bank of Korea Senior Notes 4.38% due 09/15/21	263,000	247,735
Broadcast Services/Program — 0.1%
Grupo Televisa SA Senior Notes 6.63% due 01/15/40	190,000	200,450
Cable/Satellite TV — 0.1%
British Sky Broadcasting Group PLC Company Guar. Notes 6.10% due 02/15/18*	200,000	221,267
Cellular Telecom — 0.1%
America Movil SAB de CV Company Guar. Notes 2.38% due 09/08/16	540,000	522,180
America Movil SAB de CV Company Guar. Notes 6.13% due 03/30/40	119,000	123,760
		645,940

Security Description	Principal Amount	Value (Note 3)
Chemicals-Plastics — 0.0%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/27*	$5,000	$5,450
Chemicals-Specialty — 0.1%
Methanex Corp. Senior Notes 6.00% due 08/15/15	220,000	227,150
Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 7.75% due 12/15/18*	125,000	122,500
Diversified Banking Institutions — 0.3%
Deutsche Bank AG Senior Notes 3.25% due 01/11/16	210,000	205,904
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	625,000	624,924
Royal Bank of Scotland Group PLC Sub. Notes 5.00% due 10/01/14	182,000	169,473
UBS AG Senior Notes 3.88% due 01/15/15	250,000	248,947
		1,249,248
Diversified Manufacturing Operations — 0.1%
Siemens Financieringsmaatschappij NV Company Guar. Notes 6.13% due 08/17/26*	350,000	429,262
Diversified Minerals — 0.0%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	100,000	122,853
Diversified Operations — 0.1%
Hutchison Whampoa International, Ltd. Company Guar. Notes 5.75% due 09/11/19*	230,000	246,980
Votorantim Cimentos SA Company Guar. Notes 7.25% due 04/05/41*	324,000	302,940
		549,920
Electric-Integrated — 0.0%
Enel Finance International NV Company Guar. Notes 6.80% due 09/15/37*	180,000	168,001
Finance-Investment Banker/Broker — 0.1%
Nomura Holdings, Inc. Senior Notes 5.00% due 03/04/15	225,000	235,779
Finance-Other Services — 0.0%
UPCB Finance III, Ltd.* Senior Sec. Notes 6.63% due 07/01/20	50,000	47,000
Gold Mining — 0.1%
AngloGold Ashanti Holdings PLC Company Guar. Notes 5.38% due 04/15/20	156,000	152,837

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Gold Mining (continued)
Kinross Gold Corp. Company Guar. Notes 6.88% due 09/01/41*	$201,000	$215,030
		367,867
Insurance-Multi-line — 0.2%
Aegon NV Senior Notes 4.63% due 12/01/15	70,000	71,561
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(6)	70,000	60,200
XL Group PLC Senior Notes 5.25% due 09/15/14	120,000	124,944
XL Group PLC Senior Notes 6.38% due 11/15/24	79,000	83,417
XL Group, Ltd. Company Guar. Notes 5.75% due 10/01/21	362,000	360,962
		701,084
Insurance-Reinsurance — 0.0%
Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40	128,000	142,009
Investment Companies — 3.2%
Temasek Financial I, Ltd. Company Guar. Notes 4.50% due 09/21/15*	14,000,000	15,299,578
Medical-Drugs — 0.1%
AstraZeneca PLC Senior Notes 6.45% due 09/15/37	490,000	654,675
Metal-Diversified — 0.2%
Inco, Ltd. Senior Bonds 7.20% due 09/15/32	220,000	254,121
Inco, Ltd. Senior Bonds 7.75% due 05/15/12	60,000	62,146
Noranda, Inc. Company Guar. Notes 6.00% due 10/15/15	225,000	247,752
Rio Tinto Finance USA, Ltd. Company Guar. Notes 2.25% due 09/20/16	305,000	304,316
		868,335
Oil & Gas Drilling — 0.2%
Ensco PLC Senior Notes 4.70% due 03/15/21	517,000	526,945
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/15	160,000	168,505
Transocean, Inc. Company Guar. Notes 6.00% due 03/15/18	125,000	133,098
		828,548

Security Description	Principal Amount	Value (Note 3)
Oil Companies-Exploration & Production — 0.4%
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/21	$325,000	$356,692
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 4.50% due 04/28/21*	255,000	258,604
Devon Financing Corp. ULC Company Guar. Bonds 7.88% due 09/30/31	150,000	210,066
Encana Corp. Senior Notes 5.90% due 12/01/17	400,000	455,147
Nexen, Inc. Senior Notes 6.20% due 07/30/19	100,000	114,079
Nexen, Inc. Bonds 6.40% due 05/15/37	62,000	63,095
Nexen, Inc. Senior Notes 7.50% due 07/30/39	286,000	334,960
		1,792,643
Oil Companies-Integrated — 0.6%
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	474,000	489,775
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	400,000	424,086
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	156,000	208,427
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/21	475,000	473,244
Petrobras International Finance Co. Company Guar. Notes 7.88% due 03/15/19	250,000	290,000
Petroleos Mexicanos Company Guar. Notes 6.50% due 06/02/41	175,000	181,125
Shell International Finance BV Company Guar. Notes 6.38% due 12/15/38	400,000	545,055
		2,611,712
Paper & Related Products — 0.0%
PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*	34,000	35,700
Sappi Papier Holding GmbH Senior Sec. Notes 6.63% due 04/15/21*	140,000	119,000
		154,700
Pipelines — 0.0%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/17	171,000	170,265

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Special Purpose Entity — 0.0%
SMFG Preferred Capital, Ltd. FRS Jr. Sub. Notes 6.08% due 01/25/17*(6)	$111,000	$107,670
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 5.38% due 06/01/13	280,000	285,714
ArcelorMittal Senior Notes 5.50% due 03/01/21	125,000	112,006
ArcelorMittal Senior Notes 6.13% due 06/01/18	100,000	96,537
ArcelorMittal Senior Notes 9.85% due 06/01/19	75,000	84,981
		579,238
SupraNational Banks — 0.0%
Asian Development Bank Senior Notes 5.82% due 06/16/28	86,000	113,646
Telephone-Integrated — 0.4%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/30	420,000	560,201
France Telecom SA Senior Notes 8.50% due 03/01/31	145,000	200,811
Telecom Italia Capital SA Company Guar. Notes 5.25% due 10/01/15	242,000	230,719
Telecom Italia Capital SA Company Guar. Notes 7.00% due 06/04/18	172,000	172,348
Telecom Italia Capital SA Company Guar. Bonds 7.72% due 06/04/38	125,000	119,181
Telefonica Emisiones SAU Company Guar. Notes 2.58% due 04/26/13	375,000	362,898
Telefonica Emisones SAU Company Guar. Notes 6.42% due 06/20/16	110,000	112,776
Telefonos de Mexico SAB de CV Senior Notes 5.50% due 11/15/19	270,000	288,900
		2,047,834
Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/18*	100,000	135,757
Total Foreign Corporate Bonds & Notes (cost $35,962,859)		36,141,292
FOREIGN GOVERNMENT AGENCIES — 1.4%
Regional Authority — 0.2%
Province of British Columbia Canada Senior Notes 2.85% due 06/15/15	326,000	347,590

Security Description	Principal Amount	Value (Note 3)
Regional Authority (continued)
Province of Ontario, Canada Senior Notes 3.00% due 07/16/18	$700,000	$732,954
		1,080,544
Sovereign — 1.2%
Federal Republic of Brazil Notes 5.88% due 01/15/19	200,000	229,500
Federal Republic of Brazil Senior Bonds 7.13% due 01/20/37	220,000	281,050
Federal Republic of Brazil Senior Notes 8.00% due 01/15/18	361,111	426,653
Federal Republic of Brazil Senior Bonds 8.88% due 10/14/19	550,000	745,250
Mexico Government International Bond Senior Notes 5.75% due 10/12/2110	132,000	130,020
Republic of Argentina Senior Bonds 8.28% due 12/31/33(7)	658,639	451,168
Republic of Colombia Senior Bonds 6.13% due 01/18/41	500,000	566,500
Republic of Indonesia Senior Bonds 6.63% due 02/17/37	200,000	224,000
Republic of Peru Senior Bonds 8.75% due 11/21/33	175,000	248,237
Republic of the Philippines Senior Bonds 6.38% due 10/23/34	340,000	389,300
Republic of Turkey Senior Bonds 11.88% due 01/15/30	400,000	655,000
Russian Federation Senior Bonds 7.50% due 03/31/30(12)	334,000	375,309
United Mexican States Senior Notes 5.13% due 01/15/20	200,000	216,500
United Mexican States Senior Notes 5.95% due 03/19/19	400,000	454,000
United Mexican States Senior Notes 6.05% due 01/11/40	230,000	259,900
		5,652,387
Total Foreign Government Agencies (cost $6,372,309)		6,732,931
U.S. GOVERNMENT AGENCIES — 25.8%
Federal Home Loan Bank — 1.0%
1.25% due 12/12/14	660,000	668,624
1.88% due 06/21/13	1,380,000	1,415,230
3.38% due 02/27/13	2,635,000	2,746,300
		4,830,154

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. — 3.2%
Series K701, Class X1 0.32% due 11/25/17 VRS(3)(4)	$2,442,361	$38,736
1.13% due 12/15/11	2,711,000	2,716,501
2.00% due 08/25/16	2,071,000	2,144,081
3.75% due 03/27/19	796,000	899,252
4.00% due 05/01/40	963,286	1,012,554
4.50% due 01/15/13	1,144,000	1,205,016
4.50% due 01/01/39	188,338	199,752
4.50% due 04/01/40	1,799,017	1,918,445
4.50% due 08/01/40	146,520	155,217
5.00% due 07/01/35	81,761	88,085
5.00% due 11/01/36	185,504	199,767
5.00% due 12/01/36	402,868	433,842
5.00% due 01/01/37	127,794	137,619
5.00% due 03/01/38	156,601	168,323
5.50% due 07/01/37	261,058	283,345
5.50% due 08/01/37	16,178	17,559
5.50% due 09/01/37	241,033	261,611
5.50% due 10/01/37	1,089,007	1,181,981
5.50% due 05/01/38	686,094	743,490
5.50% due 10/01/38	180,119	195,187
6.00% due 11/01/37	127,153	139,658
6.25% due 07/15/32	206,000	299,320
6.50% due 03/01/37	153,459	170,697
6.50% due 11/01/37	178,433	198,477
6.75% due 03/15/31	100,000	151,348
Federal Home Loan Mtg. Corp. REMIC Series 3841, Class PA 5.00% due 12/15/40(4)	472,785	526,609
		15,486,472
Federal National Mtg. Assoc. — 5.2%
zero coupon due 10/09/19	602,000	457,729
0.63% due 10/30/14	1,505,000	1,501,046
1.63% due 10/26/15	750,000	769,119
2.38% due 04/11/16	1,245,000	1,312,284
4.00% due 06/01/39	416,722	440,462
4.00% due 09/01/40	982,152	1,030,891
4.50% due 10/01/24	283,875	302,310
4.50% due 01/01/39	128,389	136,460
4.50% due 06/01/39	680,548	728,009
4.50% due 11/01/39	4,230,970	4,559,090
5.00% due 03/15/16	92,000	107,449
5.00% due 05/01/40	3,590,429	3,895,194
5.00% due 07/01/40	2,791,737	3,008,039
5.50% due 11/01/22	79,123	85,815
5.50% due 07/01/23	628,659	681,826
5.50% due 08/01/34	416,885	455,408
5.50% due 03/01/35	718,033	784,384
5.50% due 11/01/36	687,808	749,539
5.50% due 12/01/36	8,114	8,842
5.50% due 08/01/37	325,979	356,306
5.50% due 07/01/38	613,454	666,690
6.00% due 10/01/36	940,708	1,036,014
6.00% due 07/01/38	414,478	455,305
6.50% due 07/01/36	138,582	154,208
6.50% due 10/01/37	12,950	14,361
6.63% due 11/15/30	374,000	555,847

Security Description	Principal Amount	Value (Note 3)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc. REMIC Series 2011-38, Class D 4.50% due 05/25/41(4)	$487,213	$536,766
		24,789,393
Government National Mtg. Assoc. — 16.4%
4.00% due 10/15/39	138,285	148,147
4.00% due 09/15/40	906,293	971,098
4.00% due 01/15/41	473,673	507,453
4.00% due 02/15/41	457,775	490,421
4.00% due 06/15/41	523,144	560,544
4.00% due 08/15/41	1,910,123	2,046,344
4.00% due 09/15/41	590,719	632,846
4.50% due 04/15/18	90,940	96,933
4.50% due 05/15/18	627,561	676,650
4.50% due 08/15/18	32,268	34,792
4.50% due 09/15/18	257,706	277,865
4.50% due 10/15/18	1,052,913	1,135,277
4.50% due 09/15/33	232,525	254,476
4.50% due 03/15/39	658,096	717,549
4.50% due 05/15/39	2,735,945	2,983,109
4.50% due 06/15/39	9,511,839	10,371,132
4.50% due 07/15/39	159,935	174,384
4.50% due 09/15/39	539,710	588,467
4.50% due 10/15/39	549,652	599,308
4.50% due 11/15/39	21,424	23,360
4.50% due 01/15/40	207,840	226,162
4.50% due 02/15/40	499,114	543,112
4.50% due 03/15/40	249,316	271,294
4.50% due 04/15/40	13,073	14,225
4.50% due 05/15/40	5,996,918	6,525,559
4.50% due 06/15/40	3,267,815	3,555,880
4.50% due 07/15/40	107,229	116,950
4.50% due 08/15/40	821,299	893,698
4.50% due 09/15/40	1,542,757	1,678,754
4.50% due 12/15/40	458,435	500,494
4.50% due 03/15/41	472,849	515,394
4.50% due 04/15/41	643,262	699,967
4.50% due 05/15/41	606,104	660,095
4.50% due 06/15/41	9,230,087	10,043,877
4.50% due 07/15/41	730,922	795,354
4.50% due 08/15/41	3,079,242	3,354,053
5.00% due 06/15/33	13,771	15,211
5.00% due 08/15/33	81,120	89,642
5.00% due 09/15/33	125,558	138,692
5.00% due 10/15/33	91,943	101,560
5.00% due 11/15/33	10,408	11,497
5.00% due 06/15/34	305,046	336,858
5.00% due 05/15/35	10,861	11,977
5.00% due 09/15/35	12,982	14,316
5.00% due 11/15/35	427,211	470,796
5.00% due 02/15/36	373,399	410,707
5.00% due 02/20/36	870,619	962,161
5.00% due 03/15/36	195,589	215,131
5.00% due 05/15/36	324,925	357,389
5.00% due 06/15/36	298,986	331,007
5.00% due 08/15/36	22,483	24,729
5.00% due 07/15/38	1,060,067	1,165,320
5.00% due 08/15/38	4,618,810	5,077,405

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
5.50% due 02/15/32	$17,758	$19,734
5.50% due 03/15/32	20,148	22,530
5.50% due 12/15/32	20,375	22,643
5.50% due 01/15/33	11,610	12,902
5.50% due 02/15/33	75,967	84,421
5.50% due 03/15/33	292,618	325,182
5.50% due 04/15/33	876,164	973,704
5.50% due 05/15/33	6,811	7,569
5.50% due 06/15/33	1,167,481	1,297,400
5.50% due 07/15/33	1,073,024	1,192,434
5.50% due 08/15/33	197,156	219,095
5.50% due 09/15/33	26,518	29,469
5.50% due 11/15/33	154,884	172,120
5.50% due 12/15/33	10,492	11,659
5.50% due 01/15/34	390,536	433,750
5.50% due 02/15/34	163,240	181,406
6.00% due 04/15/28	406,215	455,598
6.00% due 01/15/29	52,429	58,919
6.00% due 03/15/29	28,841	32,411
6.00% due 11/15/31	28,413	31,845
6.00% due 12/15/31	66,089	74,073
6.00% due 04/15/32	57,272	64,191
6.00% due 08/15/32	7,516	8,424
6.00% due 09/15/32	49,707	55,712
6.00% due 10/15/32	190,816	213,869
6.00% due 11/15/32	65,148	73,004
6.00% due 01/15/33	10,657	11,945
6.00% due 02/15/33	123,758	138,710
6.00% due 03/15/33	38,445	43,089
6.00% due 09/15/33	47,666	53,425
6.00% due 01/15/34	244,451	273,792
6.00% due 03/15/34	87,087	97,635
6.00% due 05/15/34	43,448	48,643
6.00% due 07/15/34	41,854	46,859
6.00% due 08/15/34	404,723	453,323
6.00% due 09/15/34	63,877	71,514
6.00% due 11/15/34	250,534	280,489
6.00% due 03/15/35	197,123	220,646
6.00% due 08/15/35	208,765	234,052
6.00% due 01/15/36	139,418	155,783
6.00% due 02/15/36	146,680	163,896
6.00% due 04/15/36	212,218	237,127
6.00% due 05/15/36	140,059	156,581
6.00% due 06/15/36	421,039	470,457
6.00% due 07/15/36	106,199	118,664
6.00% due 08/15/36	334,893	374,072
6.00% due 09/15/36	342,821	383,076
6.00% due 10/15/36	655,515	733,252
6.00% due 11/15/36	230,105	257,114
6.00% due 12/15/36	78,450	87,658
6.00% due 10/15/39	3,212,005	3,585,003
6.50% due 09/15/28	10,407	12,035
6.50% due 09/15/31	26,567	30,723
6.50% due 10/15/31	14,190	16,410
6.50% due 11/15/31	2,931	3,390
6.50% due 12/15/31	11,893	13,754

Security Description	Principal Amount	Value (Note 3)
Government National Mtg. Assoc. (continued)
7.50% due 09/15/30	$25,648	$30,141
		78,296,743
Total U.S. Government Agencies (cost $117,031,309)		123,402,762
U.S. GOVERNMENT TREASURIES — 22.0%
United States Treasury Bonds — 6.9%
2.13% due 02/15/40 TIPS(13)	334,474	424,389
2.13% due 02/15/41	486,925	621,818
3.88% due 08/15/40	1,577,000	1,873,673
4.25% due 05/15/39	112,000	140,945
4.38% due 02/15/38	1,490,000	1,903,475
4.38% due 11/15/39	1,401,000	1,801,161
4.38% due 05/15/40	953,000	1,226,692
4.38% due 05/15/41	734,000	948,240
4.50% due 05/15/38	82,000	106,805
4.50% due 08/15/39	2,809,000	3,676,717
4.63% due 02/15/40	1,205,000	1,610,181
5.25% due 11/15/28	249,000	339,379
5.38% due 02/15/31	500,000	703,359
6.13% due 11/15/27	544,000	801,380
6.25% due 08/15/23	1,613,000	2,299,028
6.75% due 08/15/26	377,000	578,401
7.88% due 02/15/21	1,267,000	1,933,263
8.13% due 08/15/19	66,000	98,325
8.13% due 05/15/21	22,000	34,238
8.75% due 05/15/17	1,725,000	2,447,209
8.75% due 05/15/20	1,035,000	1,623,898
8.75% due 08/15/20	1,389,000	2,193,644
9.00% due 11/15/18	3,800,000	5,767,686
9.13% due 05/15/18	55,000	82,414
		33,236,320
United States Treasury Notes — 15.1%
0.25% due 09/15/14	3,000,000	2,985,240
0.50% due 11/30/12	3,208,000	3,219,530
1.00% due 08/31/16	131,000	131,328
1.25% due 08/31/15	1,641,000	1,678,948
1.25% due 09/30/15	1,716,000	1,754,075
1.25% due 10/31/15	2,771,000	2,829,668
1.38% due 04/15/12	2,643,000	2,660,758
1.38% due 11/30/15	1,100,000	1,128,532
1.50% due 06/30/16	20,000	20,552
1.75% due 07/31/15	2,604,000	2,713,654
1.88% due 10/31/17	984,000	1,020,977
2.13% due 08/15/21	502,000	510,865
2.25% due 01/31/15	2,407,000	2,544,274
2.38% due 02/28/15	5,244,000	5,568,079
2.63% due 04/30/16	4,193,000	4,526,473
2.63% due 08/15/20	922,000	987,477
2.63% due 11/15/20	24,000	25,665
2.75% due 05/31/17	66,000	71,894
2.75% due 02/15/19	461,000	501,194
3.13% due 05/15/19	2,092,000	2,330,618
3.38% due 11/30/12	1,565,000	1,622,465
3.38% due 11/15/19	856,000	970,757
3.50% due 05/15/20	815,000	933,362

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
3.63% due 08/15/19	$32,000	$36,850
3.63% due 02/15/20	4,850,000	5,598,719
3.88% due 05/15/18	35,000	40,652
4.00% due 11/15/12	3,060,000	3,189,573
4.00% due 02/15/14	464,000	503,802
4.00% due 02/15/15	5,228,000	5,831,264
4.00% due 08/15/18	399,000	467,578
4.25% due 08/15/13	2,053,000	2,204,409
4.25% due 11/15/13	1,096,000	1,186,849
4.25% due 11/15/14	3,985,000	4,451,058
4.25% due 08/15/15	831,000	944,613
4.25% due 11/15/17	116,000	136,807
4.50% due 05/15/17	50,000	59,277
4.75% due 05/15/14	5,770,000	6,424,537
4.88% due 02/15/12	448,000	455,892
		72,268,265
Total U.S. Government Treasuries (cost $98,514,986)		105,504,585
MUNICIPAL BONDS & NOTES — 0.9%
Bay Area Toll Authority California Revenue Bonds 6.26% due 04/01/49	230,000	299,313
California State General Obligation Bonds 4.85% due 10/01/14	125,000	134,531
California State General Obligation Bonds 7.30% due 10/01/39	300,000	356,736
California State General Obligation Bonds 7.55% due 04/01/39	475,000	581,999
California State General Obligation Bonds 7.60% due 11/01/40	80,000	98,975
California State General Obligation Bonds 7.63% due 03/01/40	105,000	129,436
California State Public Works Board Revenue Bonds 8.36% due 10/01/34	125,000	150,305
Metropolitan Transportation Authority Revenue Bonds 6.09% due 11/15/40	20,000	24,148
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40	160,000	220,414
New Jersey State Turnpike Authority Revenue Bonds 7.10 due 01/01/41	95,000	127,176
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/49	385,000	488,080
Port Authority of New York & New Jersey Revenue Bonds 4.93% due 10/01/51	315,000	323,829

Security Description	Shares/ Principal Amount	Value (Note 3)
MUNICIPAL BONDS & NOTES (continued)
Port Authority of New York & New Jersey Revenue Bonds 5.65% due 11/01/40	$15,000	$17,437
Port Authority of New York & New Jersey Revenue Bonds 5.86% due 12/01/24	280,000	335,734
State of Illinois General Obligation Bonds 5.67% due 03/01/18	395,000	425,186
State of Illinois General Obligation Bonds 5.88% due 03/01/19	295,000	314,862
Total Municipal Bonds & Notes (cost $3,580,370)		4,028,161
EXCHANGE-TRADED FUNDS — 0.8%
iShares Barclays 1-3 Year Treasury Bond Fund	16,310	1,379,337
iShares Barclays 3-7 Year Treasury Bond Fund	10,870	1,320,487
iShares Barclays 7-10 Year Treasury Bond Fund	4,600	483,322
iShares Barclays 10-20 Year Treasury Bond Fund	1,400	185,066
iShares Barclays 20+ Year Treasury Bond Fund	3,100	374,480
Total Exchange-Traded Funds (cost $3,750,530)		3,742,692
PREFERRED STOCK — 0.2%
Banks-Super Regional — 0.0%
US Bancorp FRS 3.50%	280	190,680
Diversified Banking Institutions — 0.2%
Ally Financial, Inc. 7.00%*	213	142,637
Goldman Sachs Group, Inc. 6.13%	26,600	659,680
		802,317
Electric-Integrated — 0.0%
Southern California Edison Co. FRS 5.35%	1,020	102,153
Total Preferred Stock (cost $1,159,446)		1,095,150
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader's Digest Assoc., Inc. Expires 02/19/14(5)(11)	175	0
Television — 0.0%
Ion Media Networks, Inc. Expires 12/18/16 (strike price $687.50)(5)(11)(16)	11	1,375
Ion Media Networks, Inc. Expires 12/18/16 (strike price $500.00)(5)(11)(16)	11	2,475
Total Warrants (cost $182)		3,850
Total Long-Term Investment Securities (cost $405,118,834)		423,005,045

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 3)
SHORT-TERM INVESTMENT SECURITIES — 5.2%
Time Deposits — 5.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 10/03/11 (cost $25,000,000)	$25,000,000	$25,000,000
REPURCHASE AGREEMENTS — 7.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/11, to be repurchased 10/03/11 in the amount of $419,000 and collateralized by $330,000 of United States Treasury Bonds, bearing interest at 4.50%, due 08/15/39 and having an approximate value of $428,588	419,000	419,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/11, to be repurchased 10/03/11 in the amount of $17,657,015 and collateralized by $17,985,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 0.9%, due 09/12/14 and having an approximate value of $18,011,438	17,657,000	17,657,000
Bank of America Securities LLC Joint Repurchase Agreement(14)	3,265,000	3,265,000
BNP Paribas SA Joint Repurchase Agreement(14)	2,520,000	2,520,000
Deutsche Bank AG Joint Repurchase Agreement(14)	2,295,000	2,295,000
Royal Bank of Scotland Joint Repurchase Agreement(14)	2,520,000	2,520,000
State Street Bank & Trust Co. Joint Repurchase Agreement(14)	5,657,000	5,657,000
UBS Securities LLC Joint Repurchase Agreement(14)	2,900,000	2,900,000
Total Repurchase Agreements (cost $37,233,000)		37,233,000
TOTAL INVESTMENTS (cost $467,462,552)(15)	101.4%	485,238,045
Liabilities in excess of other assets	(1.4)	(6,604,211)
NET ASSETS	100.0%	$478,633,834

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2011, the aggregate value of these securities was $34,853,328 representing 7.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†  Non-income producing security

(1)  Commercial Mortgage Backed Security

(2)  Company filed for Chapter 11 bankruptcy protection subsequent to September 30, 2011.

(3)  Interest Only

(4)  Collateralized Mortgage Obligation

(5)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 3.

(6)  Perpetual maturity — maturity date reflects the next call date.

(7)  A portion of the interest was paid in additional bonds/loans.

(8)  Income may be received in cash or additional bonds/shares at the discretion of the issuer.

(9)  Bond in default

(10)  Company has filed for Chapter 11 bankruptcy protection.

(11)  Illiquid security. At September 30, 2011, the aggregate value of these securities was $3,850 representing 0% of net assets.

(12)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(13)  Principal amount of security is adjusted for inflation.

(14)  See Note 3 for details of Joint Repurchase Agreements.

(15)  See Note 4 for cost of investments on a tax basis.

(16)  Denotes a restricted security that (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 3. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exits. As of September 30, 2011, the Diversified Fixed Income Portfolio held the following restricted security:

Name	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	% of Net Assets
Ion Media Networks, Inc. Expires 12/18/16 (strike price $687.50) (Warrants)	03/01/2011	11	$—	$1,375	$125.00	0.00%
Ion Media Networks, Inc. Expires 12/18/16 (strike price $500.00) (Warrants)	11/11/2010	11	—	2,475	225.00	0.00%
				$3,850		0.00%

FDIC — Federal Deposit Insurance Corporation

TIPS — Treasury Inflation Protected Security

REMIC — Real Estate Mortgage Investment Conduit

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2011 and unless otherwise noted, the dates shown are the original maturity dates.

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Date	Value at Trade Date	Value as of September 30, 2011	Unrealized Appreciation (Depreciation)
14	Long	U.S. Treasury 5YR Notes	December 2011	$1,721,906	$1,714,781	$(7,125)
51	Short	U.S. Treasury 10YR Notes	December 2011	6,572,497	6,634,781	(62,284)
10	Long	U.S. Long Bonds	December 2011	1,429,844	1,426,250	(3,594)
						$(73,003)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2011 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Asset Backed Securities	$—	$23,986,385	$—	$23,986,385
U.S. Corporate Bonds & Notes	—	117,884,458	482,779	118,367,237
Foreign Corporate Bonds & Notes	—	36,141,292	—	36,141,292
Foreign Government Agencies	—	6,732,931	—	6,732,931
U.S. Government Agencies	—	123,402,762	—	123,402,762
U.S. Government Treasuries	—	105,504,585	—	105,504,585
Municipal Bonds & Notes	—	3,900,985	—	3,900,985
Exchange Traded Funds	3,742,692	—	—	3,742,692
Preferred Stock	952,513	142,637	—	1,095,150
Warrants	—	—	3,850	3,850
Short-Term Investment Securities:
Municipal Notes	—	127,176	—	127,176
Time Deposits	—	25,000,000	—	25,000,000
Repurchase Agreements	—	37,233,000	—	37,233,000
Total	$4,695,205	$480,056,211	$486,629	$485,238,045
Liabilities:
Other Financial Instruments+
Open Futures Contracts - Depreciation	73,003	—	—	73,003
Total	$73,003	$—	$—	$73,003

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	U.S. Corporate Bonds & Notes	Warrants
Balance as of 3/31/2011	$126,735	$796,698	$3,410
Accrued discounts	—	470	—
Accrued premiums	—	(277)	—
Realized gain	—	2,500	—
Realized loss	(403)	(11,566)	—
Change in unrealized appreciation (1)	—	16,616	1,045
Change in unrealized depreciation (1)	(6,772)	(23,066)	(605)
Net purchases	—	—	—
Net sales	—	(298,596)	—
Transfers into Level 3 (2)	—	—	—
Transfers out of Level 3 (2)	(119,560)	—	—
Balance as of 9/30/2011	$—	$482,779	$3,850

(1)  The total change in unrealized appreciation(depreciation) included in the statement of operations attributable to level 3 investments still held at September 30, 2011 includes:

Asset Backed Securities	U.S. Corporate Bonds & Notes	Warrants
$—	$(23,066)	$440

(2)  The Fund's policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust Real Return Portfolio

PORTFOLIO PROFILE — September 30, 2011 (unaudited)

Industry Allocation*
United States Treasury Notes	53.4%
Sovereign	36.4
Repurchase Agreements	12.1
Federal Home Loan Mtg. Corp.	3.6
Paper & Related Products	0.1
105.6%

*  Calculated as a percentage of net assets

Credit Quality†#
AAA	36.8%
AA	56.6
A	6.6
100.0%

†  Source: Standard and Poor's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

Seasons Series Trust Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited)

Security Description	Principal Amount(6)		Value (Note 3)
U.S. CORPORATE BONDS & NOTES — 0.0%
Electric-Integrated — 0.0%
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(1)(2)		$175,000	$0
Independent Power Producers — 0.0%
Calpine Corp. Escrow Notes 8.50% due 07/15/10†(1)(2)		75,000	0
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(1)(2)		794,000	0
			0
Total U.S. Corporate Bonds & Notes (cost $0)			0
FOREIGN CORPORATE BONDS & NOTES — 0.0%
Printing-Commercial — 0.0%
Quebecor World Capital Corp. Escrow Notes 6.50% due 08/01/27†(1)(2) (cost $0)		375,000	0
FOREIGN GOVERNMENT AGENCIES — 9.1%
Sovereign — 9.1%
Bundesrepublik Deutschland Bonds 1.75% due 04/15/20(3)	EUR	8,323,571	12,564,398
Mexican Udibonos Bonds 4.50% due 12/18/14(3)	MXN	54,816,838	4,361,892
Swedish Government Bond 3.50% due 12/01/15	SEK	45,800,000	9,231,290
Total Foreign Government Agencies (cost $24,881,195)			26,157,580
FOREIGN GOVERNMENT TREASURIES — 27.3%
Sovereign — 27.3%
Australian Government Bonds 6.20% due 08/20/15(3)	AUD	6,000,000	10,306,354
French Government Bonds 1.00% due 07/25/17(3)	EUR	6,225,305	8,717,335
French Government Bonds 2.25% due 07/25/20(3)	EUR	8,863,044	13,383,480
French Government Bonds 1.60% due 07/25/15(3)	EUR	3,742,506	5,319,877
Italy Buoni Poliennali del Tesoro Bonds 2.35% due 09/15/19(3)	EUR	10,182,673	11,942,412
United Kingdom Gilt Bonds 1.25% due 11/22/17(3)	GBP	6,572,930	11,729,395
United Kingdom Gilt Bonds 1.88% due 11/22/22(3)	GBP	7,732,308	14,918,350

Security Description	Shares/ Principal Amount(6)		Value (Note 3)
Sovereign (continued)
United Kingdom Gilt Treasury Bonds 3.75% due 09/07/20	GBP	1,425,000	$2,487,915
Total Foreign Government Treasuries (cost $75,583,132)			78,805,118
U.S. GOVERNMENT AGENCIES — 3.6%
Federal Home Loan Mtg. Corp. — 3.6%
Federal Home Loan Mtg. Corp. 3.75% due 03/27/19 (cost $9,589,514)		9,100,000	10,280,388
U.S. GOVERNMENT TREASURIES(3) — 53.4%
United States Treasury Notes — 53.4%
0.50% due 04/15/15 TIPS		14,099,407	14,671,095
0.63% due 04/15/13 TIPS		18,276,993	18,613,984
0.63% due 07/15/21 TIPS		6,465,222	6,748,076
1.13% due 01/15/21 TIPS		10,921,226	11,920,343
1.25% due 04/15/14 TIPS		8,593,295	9,003,487
1.38% due 01/15/20 TIPS		8,253,209	9,187,497
1.63% due 01/15/15 TIPS		9,287,649	9,994,383
1.63% due 01/15/18 TIPS		6,389,342	7,148,575
1.88% due 07/15/13 TIPS		11,654,629	12,199,122
1.88% due 07/15/19 TIPS		5,078,688	5,845,651
2.00% due 01/15/14 TIPS		12,593,398	13,368,673
2.00% due 01/15/16 TIPS		2,930,968	3,257,495
2.13% due 01/15/19 TIPS		10,890,684	12,684,249
2.38% due 01/15/17 TIPS		11,510,566	13,236,256
8.13% due 08/15/21 TIPS		3,950,000	6,183,603
Total U.S. Government Treasuries (cost $149,271,009)			154,062,489
COMMON STOCK — 0.1%
Food-Misc. — 0.0%
Wornick Co.†(1)(2)(7)		765	58,737
Paper & Related Products — 0.1%
Caraustar Industries, Inc.†(1)(2)		25	157,043
Total Common Stock (cost $162,682)			215,780
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader's Digest Assoc., Inc. Expires 02/19/14(1)(2)		1,705	0
Television — 0.0%
Ion Media Networks, Inc. Expires 12/18/16 (strike price $500.00)(1)(2)(7)		116	26,100
Ion Media Networks, Inc. Expires 12/18/16 (strike price $687.50)(1)(2)(7)		116	14,500
Total Warrants (cost $1,765)			40,600
Total Long-Term Investment Securities (cost $259,489,297)			269,561,955

Seasons Series Trust Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount(6)	Value (Note 3)
REPURCHASE AGREEMENTS — 12.1%
Bank of America Securities LLC Joint Repurchase Agreement(4)	$8,405,000	$8,405,000
BNP Paribas SA Joint Repurchase Agreement(4)	6,515,000	6,515,000
Deutsche Bank AG Joint Repurchase Agreement(4)	5,920,000	5,920,000
Royal Bank of Scotland Joint Repurchase Agreement(4)	6,515,000	6,515,000
UBS Securities LLC Joint Repurchase Agreement(4)	7,490,000	7,490,000
Total Repurchase Agreements (cost $34,845,000)		34,845,000
TOTAL INVESTMENTS (cost $294,334,297)(5)	105.6%	304,406,955
Liabilities in excess of other assets	(5.6)	(16,100,554)
NET ASSETS	100.0%	$288,306,401

†  Non-income producing security

(1)  Illiquid security. At September 30, 2011, the aggregate value of these securities was $256,380 representing 0.1% of net assets.

(2)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 3.

(3)  Principal amount of security is adjusted for inflation.

(4)  See Note 3 for details of Joint Repurchase Agreements.

(5)  See Note 4 for cost of investments on a tax basis.

(6)  Denominated in United States dollars unless otherwise indicated.

(7)  Denotes a restricted security that (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 3. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exits. As of September 30, 2011, the Real Return Portfolio held the following restricted security:

Name	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	% of Net Assets
Wornick (Common Stock)	08/08/2008	765	$98,621	$58,737	$76.78	0.02%
Ion Media Networks, Inc. Expires 12/18/16 (strike price $500.00) (Warrants)	11/11/10	116	—	26,100	225.00	0.01%
Ion Media Networks, Inc. Expires 12/18/16 (strike price $687.50) (Warrants)	03/01/11	116	—	14,500	125.00	0.01%
				$40,600		0.02%
				$99,337		0.04%

TIPS — Treasury Inflation Protected Securities

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	EUR	38,295,000	USD	52,871,992	12/21/11	$1,583,121	$—
	GBP	15,922,000	USD	25,116,796	12/21/11	306,647	—
						1,889,768	—
Citibank N.A.	MXN	60,210,000	USD	4,730,330	12/21/11	420,239	—
Credit Suisse AG	SEK	31,385,000	USD	4,707,091	12/21/11	150,132	—
Goldman Sachs International	SEK	31,385,000	USD	4,699,831	12/21/11	142,872	—
	USD	206,712	EUR	150,000	12/21/11	—	(5,815)
						713,243	(5,815)
Westpac Banking Corp.	AUD	9,955,000	USD	10,146,236	12/21/11	601,636	—
Net Unrealized Appreciation/(Depreciation)						$3,204,647	$(5,815)

AUD — Australian Dollar
EUR — Euro Dollar
GBP — Pound Sterling
MXN — Mexican Peso
SEK — Swedish Krona
USD — United States Dollar

Seasons Series Trust Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2011 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
U.S. Corporate Bonds & Notes	$—	$—	$0	$0
Foreign Corporate Bonds & Notes	—	—	0	0
Foreign Government Agencies	—	26,157,580	—	26,157,580
Foreign Government Treasuries	—	78,805,118	—	78,805,118
U.S. Government Agencies	—	10,280,388	—	10,280,388
U.S. Government Treasuries	—	154,062,489	—	154,062,489
Common Stock	—	—	215,780	215,780
Warrants	—	—	40,600	40,600
Repurchase Agreements	—	34,845,000	—	34,845,000
Other Financial Instruments+
Open Forward Currency Contracts — Appreciation	—	3,204,647	—	3,204,647
Total	$—	$307,355,222	$256,380	$307,611,602
Liabilities:
Other Financial Instruments+
Open Forward Currency Contracts — Depreciation	$—	$5,815	$—	$5,815

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Common Stock	Warrants
Balance as of 3/31/2011	$0	$0	$266,605	$35,960
Accrued discounts	—	—	—	—
Accrued premiums	—	—	—	—
Realized gain	—	—	68,698	—
Realized loss	—	—	—	—
Change in unrealized appreciation (1)	—	—	11,349	11,020
Change in unrealized depreciation (1)	—	—	(61,287)	(6,380)
Net purchases	—	—	—	—
Net sales	—	—	(69,585)	—
Transfers into Level 3 (2)	—	—	—	—
Transfers out of Level 3 (2)	—	—	—	—
Balance as of 9/30/2011	$0	$0	$215,780	$40,600

(1)  The total change in unrealized appreciation(depreciation) included in the statement of operations attributable to level 3 investments still held at September 30, 2011 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Common Stock	Warrants
$—	$—	$(49,938)	$4,640

(2)  The Fund's policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust Cash Management Portfolio

PORTFOLIO PROFILE — September 30, 2011 (unaudited)

Industry Allocation*
Banks — Foreign U.S. Branches	27.9%
Asset Backed Commercial Paper/Fully Supported	19.9
U.S. Government Agencies	17.6
Sovereigns/Supranational	10.5
Asset Backed Commercial Paper/Trade Receivables	6.7
Asset Backed Commercial Paper/Diversified	6.4
Asset Backed Commercial Paper/Auto	4.9
Diversified	4.4
Municipal	2.8
Food & Beverage	1.5
Banks-Domestic	1.2
Asset Backed Commercial Paper/Credit Card	0.5
104.3%

Weighted average days to maturity — 34

*  Calculated as a percentage of net assets

Credit Quality†#
Government — Treasury	10.0%
Government — Agency	16.9
A-1+	35.5
A-1	37.6
Not rated@	0.0
100.0%

†  Source: Standard and Poor's

#  Calculated as a percentage of total debt issues, including short-term securities.

@  Represents debt issues that either have no rating is unavailable from the data source.

Seasons Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited)

Security Description	Principal Amount	Value (Note 3)
SHORT-TERM INVESTMENT SECURITIES — 104.3%
Asset-Backed Commercial Paper — 38.4%
Barton Capital LLC 0.55% due 10/03/11*	$1,000,000	$999,969
Chariot Funding LLC 0.15% due 10/24/11*	460,000	459,956
Charta Corp 0.32% due 12/01/11*	2,100,000	2,099,517
Fairway Finance LLC 0.17% due 10/18/11*	318,000	317,974
FCAR Owner Trust I 0.35% due 01/03/12	1,400,000	1,398,866
FCAR Owner Trust I 0.35% due 01/04/12	600,000	599,508
FCAR Owner Trust I 0.40% due 11/07/11	150,000	149,938
Govco LLC 0.32% due 11/29/11*	2,039,000	2,037,931
Govco LLC 0.35% due 11/22/11*	403,000	402,796
Jupiter Securitization Co. LLC 0.14% due 10/27/11*	315,000	314,968
Jupiter Securitization Co. LLC 0.15% due 10/24/11*	300,000	299,971
Jupiter Securitization Co. LLC 0.16% due 10/07/11*	1,000,000	999,973
Kells Funding LLC 0.28% due 03/05/12*	1,400,000	1,399,552
Kells Funding LLC 0.33% due 02/27/12*	700,000	699,839
Kells Funding LLC 0.33% due 03/15/12*	650,000	649,857
Kells Funding LLC 0.37% due 03/12/12*	500,000	499,870
Liberty Street Funding LLC 0.20% due 10/03/11*	1,500,000	1,499,983
Liberty Street Funding LLC 0.21% due 11/03/11*	328,000	327,937
LMA Americas LLC 0.85% due 10/12/11*	600,000	599,844
Manhattan Asset Funding Co. LLC 0.26% due 10/06/11*	1,000,000	999,964
Manhattan Asset Funding Co. LLC 0.33% due 11/21/11*	1,000,000	999,533
Market Street Funding LLC 0.05% due 10/03/11*	4,001,000	4,000,989
MetLife Short Term Funding LLC 0.19% due 10/17/11*	325,000	324,973
MetLife Short Term Funding LLC 0.25% due 10/03/11*	1,300,000	1,299,982
MetLife Short Term Funding LLC 0.31% due 12/05/11*	396,000	395,822
MetLife Short Term Funding LLC 0.31% due 12/06/11*	774,000	773,644
Royal Park Investments Funding Corp. 0.60% due 10/05/11*	500,000	499,967
Royal Park Investments Funding Corp. 0.60% due 10/05/11*	300,000	299,980
Royal Park Investments Funding Corp. 0.65% due 10/06/11*	1,000,000	999,910

Security Description	Principal Amount	Value (Note 3)
Asset-Backed Commercial Paper (continued)
Royal Park Investments Funding Corp. 0.65% due 10/11/11*	$420,000	$419,924
Royal Park Investments Funding Corp. 0.65% due 10/12/11*	250,000	249,950
Royal Park Investments Funding Corp. 0.65% due 10/12/11*	495,000	494,902
Starbird Funding Corp. 0.65% due 10/07/11*	1,000,000	999,892
Straight-A Funding LLC 0.30% due 11/01/11	386,000	385,900
Thunder Bay Funding LLC 0.17% due 10/28/11*	250,000	249,968
Thunder Bay Funding LLC 0.30% due 10/11/11*	250,000	249,979
Variable Funding Capital Co. LLC 0.17% due 10/14/11*	484,000	483,970
Versailles Commercial Paper LLC 0.55% due 10/04/11*	1,000,000	999,954
Versailles Commercial Paper LLC 0.60% due 10/11/11*	420,000	419,930
Victory Receivables Corp. 0.24% due 10/06/11*	1,304,000	1,303,957
Victory Receivables Corp. 0.37% due 01/04/12*	420,000	419,622
Total Asset-Backed Commercial Paper (cost $33,030,821)		33,030,961
Certificates of Deposit — 29.1%
Bank of Montreal 0.22% due 11/08/11	1,000,000	1,000,120
Bank of Nova Scotia 0.20% due 11/02/11	518,000	517,907
Bank of Nova Scotia 0.24% due 11/16/11	1,400,000	1,399,958
Bank of Nova Scotia 0.30% due 12/21/11	566,000	565,960
Bank of Nova Scotia 0.30% due 01/03/12	464,000	463,903
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.30% due 11/04/11	1,200,000	1,199,952
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.32% due 11/28/11	637,000	637,045
Barclays Bank PLC 0.27% due 10/03/11	630,000	630,000
Barclays Bank PLC 0.34% due 11/17/11	560,000	560,039
Barclays Bank PLC 0.35% due 11/30/11	825,000	825,058
Barclays Bank PLC 0.39% due 01/03/12	790,000	789,913
Credit Suisse 0.25% due 11/04/11	1,000,000	999,910
Credit Suisse 0.27% due 11/10/11	1,000,000	1,000,020
Credit Suisse 0.38% due 02/10/12	1,000,000	999,780
DnB NOR Bank ASA 0.29% due 11/08/11	1,500,000	1,500,105
Nordea Bank Finland PLC 0.20% due 10/07/11	670,000	670,000

Seasons Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 3)
SHORT-TERM INVESTMENT SECURITIES (continued)
Certificates of Deposit (continued)
Nordea Bank Finland PLC 0.24% due 10/24/11	$100,000	$100,003
Nordea Bank Finland PLC 0.31% due 12/09/11	1,194,000	1,194,048
Nordea Bank Finland PLC 0.39% due 02/06/12	1,000,000	999,840
Skandinav Enskilda Bank 0.26% due 10/11/11	200,000	200,010
State Street Bank and Trust Co. 0.25% due 12/08/11	1,000,000	999,940
Sumitomo Mitsui Banking 0.29% due 11/02/11	500,000	499,990
Sumitomo Mitsui Banking 0.32% due 12/01/11	600,000	599,988
Svenska Handelsbanken 0.30% due 10/27/11	500,000	500,045
Svenska Handelsbanken 0.31% due 11/23/11	1,000,000	1,000,060
Svenska Handelsbanken 0.31% due 12/01/11	475,000	474,986
Svenska Handelsbanken 0.33% due 12/27/11	1,300,000	1,300,000
Toronto Dominion Bank 0.19% due 10/24/11	450,000	450,045
Toronto Dominion Bank 0.32% due 02/07/12	595,000	595,214
UBS AG 0.30% due 11/08/11	1,000,000	1,000,110
UBS AG 0.35% due 12/02/11	1,000,000	999,910
Westpac Banking Corp. 0.36% due 02/03/12	386,000	385,957
Total Certificates of Deposit (cost $25,060,011)		25,059,816
Commercial Paper — 5.9%
Coca-Cola Co. 0.13% due 10/11/11*	1,000,000	999,964
Coca-Cola Co. 0.16% due 01/05/12*	250,000	249,910
General Electric Capital Corp. 0.16% due 10/31/11	1,500,000	1,499,800
General Electric Capital Corp. 0.25% due 12/30/11	1,500,000	1,499,610
General Electric Capital Corp. 0.32% due 12/08/11	500,000	499,905
General Electric Capital Corp. 0.32% due 12/16/11	300,000	299,937
Total Commercial Paper (cost $5,048,215)		5,049,126
Corporate Notes — 0.0%
Cheyne Finance LLC FRS Escrow Security 4.83% due 10/25/07*(1)(2)(3)(4)(7)	394,530	6,668
Cheyne Finance LLC FRS Escrow Security 4.83% due 01/25/08*(1)(2)(3)(4)(7)	592,098	10,006
Total Corporate Notes (cost $25,271)		16,674

Security Description	Principal Amount	Value (Note 3)
Municipal Bonds — 2.8%
Colorado Housing & Finance Authority VRDN Revenue Bonds (LOC-Fannie Mae/Freddie Mac) 0.18% due 05/01/41(6)	$100,000	$100,000
Connecticut Housing Finance Authority VRDN 0.19% due 05/15/33(6)	140,000	140,000
Iowa Finance Authority Single Family Mtg. VRDN Revenue Bonds 0.18% due 07/01/37(6)	720,000	720,000
Metropolitan Water District of Southern California, Series B-4, VRDN 0.10% due 07/01/35(6)	200,000	200,000
New York City Municipal Water Finance Authority & Sewer System Series BB-1, VRDN 0.25% due 06/15/39(6)	105,000	105,000
Port of Seattle VRDN 0.35% due 07/01/33(6)	190,000	190,000
State of Texas VRDN General Obligation Bonds 0.20% due 12/01/24(6)	100,000	100,000
State of Texas VRDN General Obligation Bonds 0.18% due 12/01/29(6)	250,000	250,000
State of Texas VRDN General Obligation Bonds 0.18% due 06/01/31(6)	200,000	200,000
State of Texas VRDN General Obligation Bonds 0.24% due 12/01/32(6)	100,000	100,000
Wisconsin Health & Educational Facilities Authority VRDN 0.10% due 08/15/36(6)	280,000	280,000
Total Municipal Bonds (cost $2,385,000)		2,385,000
U.S. Government Agencies — 17.6%
Federal Home Loan Bank Disc. Notes 0.13% due 02/24/12	260,000	260,021
Federal Home Loan Mtg. Corp. 0.00% due 10/03/11	14,673,000	14,672,999
Federal National Mtg. Assoc. Disc. Notes 0.14% due 12/19/11	200,000	199,992
Total U.S. Government Agencies (cost $15,132,892)		15,133,012
U.S. Government Treasuries — 10.5%
United States Treasury Bills 0.00% due 10/20/11	9,000,000	9,000,000
Total Short-Term Investment Securities — 104.3% (cost $89,682,210)		89,674,589
TOTAL INVESTMENTS — (cost $89,682,210)(5)	104.3%	89,674,589
Liabilities in excess of other assets	(4.3)	(3,716,906)
NET ASSETS	100.0%	$85,957,683

Seasons Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2011, the aggregate value of these securities was $31,763,297 representing 37.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Security issued by a structured investment vehicle ("SIV"). These SIV's may be affected by, among other things, changes in interest rates, the quality of the underlying assets or the market's assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.

(2)  Illiquid security. At September 30, 2011, the aggregate value of these securities was $16,674 representing 0.0% of net assets.

(3)  Security in default.

(4)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(5)  See Note 4 for cost of investments on a tax basis.

(6)  The security's effective maturity date is less than one year.

(7)  On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC ("SIV Portfolio") (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the "Notes") held by the Portfolio, triggered the appointment of receivers (Deloitte & Touche LLP) (collectively, the "Receiver"). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio's investment portfolio and a distribution to senior creditors, including the Portfolio, was made. Furthermore, an additional distribution to senior creditors, including the Portfolio, was made on August 13, 2008. The market value of the Notes, as of September 30, 2011, represents the Notes' residual value that may be distributed to the Portfolio.

LOC — Letter of Credit

FRS — Floating Rate Security

VRDN — Variable Rate Demand Note

The rates shown for FRS and VRDN are the current interest rates at September 30, 2011. The dates shown on debt obligations are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2011 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Short-Term Investment Securities:
Asset Backed Commercial Paper	$—	$33,030,961	$—	$33,030,961
Certificates of Deposit	—	25,059,816	—	25,059,816
Commercial Paper	—	5,049,126	—	5,049,126
U.S. Corporate Notes	—	—	16,674	16,674
Municipal Bonds	—	2,385,000	—	2,385,000
U.S. Government Agencies	—	15,133,012	—	15,133,012
U.S. Government Treasuries	—	9,000,000	—	9,000,000
Total	$—	$89,657,915	$16,674	$89,674,589

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Corporate Notes
Balance as of 3/31/2011	$16,674
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	—
Change in unrealized appreciation(1)	—
Change in unrealized depreciation(1)	—
Net purchases	—
Net sales	—
Transfers into Level 3(2)	—
Transfers out of Level 3(2)	—
Balance as of 9/30/2011	$16,674

(1)  The total change in unrealized appreciation(depreciation) included in the statement of operations attributable to level 3 investments still held at September 30, 2011 includes:

Corporate Notes
$—

(2)  The Fund's policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust Focus Growth Portfolio

PORTFOLIO PROFILE — September 30, 2011 (unaudited)

Industry Allocation*
Computers	13.6%
Transport-Marine	8.6
E-Commerce/Services	7.5
Electronic Components-Misc.	6.2
Repurchase Agreements	6.0
Medical-Biomedical/Gene	5.2
Telecom Services	4.5
Retail-Apparel/Shoe	4.0
Building & Construction-Misc.	3.9
Gold Mining	3.7
Retail-Restaurants	3.7
Engines-Internal Combustion	2.7
Coffee	2.7
Athletic Footwear	2.6
Casino Hotels	2.6
Web Portals/ISP	2.5
Wireless Equipment	2.5
Printing-Commercial	2.4
Oil-Field Services	2.3
Industrial Automated/Robotic	2.3
Auction Houses/Art Dealers	2.2
Pharmacy Services	2.0
Metal-Diversified	1.8
Footwear & Related Apparel	1.5
U.S. Government Agencies	1.3
Retail-Office Supplies	1.2
Metal Processors & Fabrication	0.9
Retail-Automobile	0.3
100.7%

*  Calculated as a percentage of net assets

Seasons Series Trust Focus Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCK — 93.4%
Athletic Footwear — 2.6%
NIKE, Inc., Class B	39,653	$3,390,728
Auction House/Art Dealers — 2.2%
Sotheby's	103,207	2,845,417
Building & Construction-Misc. — 3.9%
MasTec, Inc.†	290,353	5,113,116
Casino Hotels — 2.6%
Wynn Resorts, Ltd.	28,870	3,322,360
Coffee — 2.7%
Green Mountain Coffee Roasters, Inc.†	37,300	3,466,662
Computers — 13.6%
Apple, Inc.†	46,746	17,818,640
E-Commerce/Services — 7.5%
eBay, Inc.†	198,535	5,854,797
priceline.com, Inc.†	8,613	3,871,199
		9,725,996
Electronic Components-Misc. — 6.2%
Zagg, Inc.†	815,152	8,086,308
Engines-Internal Combustion — 2.7%
Cummins, Inc.	43,678	3,566,746
Footwear & Related Apparel — 1.5%
Deckers Outdoor Corp.†	21,162	1,973,568
Gold Mining — 3.7%
Agnico-Eagle Mines, Ltd.	34,900	2,077,248
US Gold Corp.†	695,711	2,789,801
		4,867,049
Industrial Automated/Robotic — 2.3%
FANUC Corp. ADR	128,090	2,967,845
Medical-Biomedical/Gene — 5.2%
Celgene Corp.†	109,078	6,754,110
Metal Processors & Fabrication — 0.9%
Precision Castparts Corp.	7,778	1,209,168
Metal-Diversified — 1.8%
Ivanhoe Mines, Ltd.†	174,524	2,390,979
Oil-Field Services — 2.3%
Halliburton Co.	98,477	3,005,518
Pharmacy Services — 2.0%
Medco Health Solutions, Inc.†	54,727	2,566,149
Printing-Commercial — 2.4%
VistaPrint NV†	116,360	3,145,211
Retail-Apparel/Shoe — 4.0%
Limited Brands, Inc.	136,920	5,272,789
Retail-Automobile — 0.3%
Penske Automotive Group, Inc.	24,900	398,400
Retail-Office Supplies — 1.2%
OfficeMax, Inc.†	334,000	1,619,900
Retail-Restaurants — 3.7%
Starbucks Corp.	129,122	4,814,959
Telecom Services — 4.5%
Vonage Holdings Corp.†	2,266,008	5,891,621
Transport-Marine — 8.6%
Golar LNG, Ltd.	354,526	11,266,836

Security Description	Shares/ Principal Amount	Value (Note 3)
Web Portals/ISP — 2.5%
Baidu, Inc. ADR†	30,579	$3,269,201
Wireless Equipment — 2.5%
Crown Castle International Corp.†	80,215	3,262,344
Total Long-Term Investment Securities (cost $123,839,919)		122,011,620
SHORT-TERM INVESTMENT SECURITIES — 1.3%
U.S. Government Agencies — 1.3%
Federal Home Loan Bank Disc. Notes 0.00% due 10/03/11 (cost $1,700,000)	$1,700,000	1,700,000
REPURCHASE AGREEMENTS — 6.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/11, to be repurchased 10/03/11 in the amount of $5,841,005 and collateralized by $5,760,000 of U.S. Treasury Notes, bearing interest at 1.75%, due 01/31/14 and having an approximate value of $5,961,600	5,841,000	5,841,000
State Street Bank and Trust Co. Joint Repurchase Agreement(1)	2,015,000	2,015,000
Total Repurchase Agreements (cost $7,856,000)		7,856,000
TOTAL INVESTMENTS (cost $133,395,919)(2)	100.7%	131,567,620
Liabilities in excess of other assets	(0.7)	(873,241)
NET ASSETS	100.0%	$130,694,379

†  Non-income producing security

(1)  See Note 3 for details of Joint Repurchase Agreements.

(2)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

Seasons Series Trust Focus Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2011 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Computers	$17,818,640	$—	$—	$17,818,640
E-Commerce/Services	9,725,996	—	—	9,725,996
Electronic Components-Misc.	8,086,308	—	—	8,086,308
Medical-Biomedical/Gene	6,754,110	—	—	6,754,110
Transport Marine	11,266,836	—	—	11,266,836
Other Industries*	68,359,730	—	—	68,359,730
Short-Term Investment Securities:
U.S. Government Agencies	—	1,700,000	—	1,700,000
Repurchase Agreements	—	7,856,000	—	7,856,000
Total	$122,011,620	$9,556,000	$—	$131,567,620

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Seasons Series Trust Focus Value Portfolio

PORTFOLIO PROFILE — September 30, 2011 (unaudited)

Industry Allocation*
Real Estate Operations & Development	13.8%
Insurance-Multi-line	9.6
Oil Companies-Exploration & Production	7.5
Repurchase Agreements	6.6
Banks-Super Regional	5.5
Applications Software	4.5
Electronic Components-Semiconductors	4.4
Networking Products	3.9
Banks-Fiduciary	3.8
Steel-Producers	3.7
Advertising Agencies	3.4
Medical-Drugs	3.2
Insurance-Reinsurance	3.2
Insurance-Life/Health	2.8
Beverages-Wine/Spirits	2.4
Oil-Field Services	2.4
Semiconductor Equipment	2.4
Transport-Marine	2.4
Retail-Regional Department Stores	2.4
Electronic Components-Misc.	2.3
Diversified Banking Institutions	2.3
Tobacco	1.8
Publishing-Newspapers	1.7
Investment Management/Advisor Services	1.4
Finance-Investment Banker/Broker	1.3
Telecom Equipment-Fiber Optics	1.3
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Focus Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited)

Security Description	Shares	Value (Note 3)
COMMON STOCK — 93.4%
Advertising Agencies — 3.4%
Omnicom Group, Inc.	61,115	$2,251,477
Applications Software — 4.5%
Microsoft Corp.	119,595	2,976,719
Banks-Fiduciary — 3.8%
Bank of New York Mellon Corp.	136,213	2,532,200
Banks-Super Regional — 5.5%
Wells Fargo & Co.	153,000	3,690,360
Beverages-Wine/Spirits — 2.4%
Fortune Brands, Inc.†	30,000	1,622,400
Diversified Banking Institutions — 2.3%
Goldman Sachs Group, Inc.	16,020	1,514,691
Electronic Components-Misc. — 2.3%
AVX Corp.	128,706	1,527,740
Electronic Components-Semiconductors — 4.4%
Intel Corp.	137,405	2,930,849
Finance-Investment Banker/Broker — 1.3%
Charles Schwab Corp.	75,400	849,758
Insurance-Life/Health — 2.8%
Prudential Financial, Inc.	40,515	1,898,533
Insurance-Multi-line — 9.6%
Loews Corp.	120,000	4,146,000
MetLife, Inc.	81,285	2,276,793
		6,422,793
Insurance-Reinsurance — 3.2%
Berkshire Hathaway, Inc., Class B†	30,000	2,131,200
Investment Management/Advisor Services — 1.4%
Ameriprise Financial, Inc.	24,000	944,640
Medical-Drugs — 3.2%
Pfizer, Inc.	121,665	2,151,037
Networking Products — 3.9%
Cisco Systems, Inc.	166,795	2,583,654
Oil Companies-Exploration & Production — 7.5%
Devon Energy Corp.	60,000	3,326,400
Encana Corp.	87,000	1,671,270
		4,997,670
Oil-Field Services — 2.4%
Baker Hughes, Inc.	34,890	1,610,522
Publishing-Newspapers — 1.7%
Gannett Co., Inc.	120,000	1,143,600
Real Estate Operations & Development — 13.8%
Cheung Kong Holdings, Ltd.(1)	199,000	2,130,335
Hang Lung Group, Ltd.(1)	494,000	2,512,032
Henderson Land Development Co., Ltd.(1)	520,042	2,310,254
Wheelock & Co., Ltd.(1)	764,000	2,233,422
		9,186,043
Retail-Regional Department Stores — 2.4%
Kohl's Corp.	32,000	1,571,200
Semiconductor Equipment — 2.4%
Applied Materials, Inc.	155,000	1,604,250
Steel-Producers — 3.7%
POSCO ADR	32,170	2,445,242

Security Description	Shares/ Principal Amount	Value (Note 3)
Telecom Equipment-Fiber Optics — 1.3%
Sycamore Networks, Inc.	47,049	$849,234
Tobacco — 1.8%
Philip Morris International, Inc.	19,060	1,188,963
Transport-Marine — 2.4%
Teekay Corp.	70,000	1,582,700
Total Long-Term Investment Securities (cost $65,191,201)		62,207,475
REPURCHASE AGREEMENTS — 6.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/11, to be repurchased 10/03/11 in the amount of $779,001 and collateralized by $770,000 of United States Treasury Notes bearing interest at 1.75% due 01/31/14 and having an approximate value of $796,950	$779,000	779,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/11, to be repurchased 10/03/11 in the amount of $1,548,001 and collateralized by $1,575,000 of United States Treasury Notes bearing interest at 0.38% due 10/31/12 and having an approximate value of $1,580,906	1,548,000	1,548,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/11, to be repurchased 10/03/11 in the amount of $2,087,002 and collateralized by $2,060,000 of United States Treasury Notes bearing interest 1.75% due 01/31/14 and having an approximate value of $2,132,100	2,087,000	2,087,000
Total Repurchase Agreements (cost $4,414,000)		4,414,000
TOTAL INVESTMENTS (cost $69,605,201)(2)	100.0%	66,621,475
Other assets less liabilities	0.0	30,495
NET ASSETS	100.0%	$66,651,970

†  Non-income producing security

(1)  Security was valued using fair value procedures at September 30, 2011. The aggregate value of these securities was $9,186,043 representing 13.8% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 3 regarding fair value pricing for foreign equity securities.

(2)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

Seasons Series Trust Focus Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2011 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Banks-Super Regional	$3,690,360	$—		$—	$3,690,360
Insurance-Multi-line	6,422,793	—		—	6,422,793
Oil Companies-Exploration & Production	4,997,670	—		—	4,997,670
Real Estate Operations & Development	—	9,186,043	#	—	9,186,043
Other Industries*	37,910,609	—		—	37,910,609
Repurchase Agreements		4,414,000		—	4,414,000
Total	$53,021,432	$13,600,043		$—	$66,621,475

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

#  Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $9,186,043 representing 13.8% of net ssets. See Note 3.

See Notes to Financial Statements

Seasons Series Trust Allocation Growth Portfolio

PORTFOLIO PROFILE — September 30, 2011 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	67.0%
International Equity Investment Companies	22.1
Fixed Income Investment Companies	10.5
99.6%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited)

Security Description	Shares	Value (Note 3)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 99.6%
Domestic Equity Investment Companies — 67.0%
Seasons Series Trust Focus Growth Portfolio, Class 3	481,510	$4,075,770
Seasons Series Trust Focus Value Portfolio, Class 3	370,705	3,665,374
Seasons Series Trust Large Cap Growth Portfolio, Class 3	2,172,420	18,681,498
Seasons Series Trust Large Cap Value Portfolio, Class 3	2,020,414	19,301,632
Seasons Series Trust Mid Cap Growth Portfolio, Class 3†	315,211	3,164,851
Seasons Series Trust Mid Cap Value Portfolio, Class 3	1,054,918	12,028,929
Seasons Series Trust Small Cap Portfolio, Class 3†	1,418,806	10,789,403
Domestic Equity Investment Companies (cost $70,860,814)		71,707,457
Fixed Income Investment Companies — 10.5%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3 (cost $11,074,247)	932,759	11,176,218
International Equity Investment Companies — 22.1%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $33,872,990)	3,654,386	23,597,646
TOTAL INVESTMENTS (cost $115,808,051)(1)	99.6%	106,481,321
Other assets less liabilities	0.4	465,143
NET ASSETS	100.0%	$106,946,464

†  Non-income producing security

#  See Note 9

(1)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2011 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Affiliated Registered Investment Companies
Domestic Equity Investment Companies	$71,707,457	$—	$—	$71,707,457
Fixed Income Investment Companies	11,176,218	—	—	11,176,218
International Equity Investment Companies	23,597,646	—	—	23,597,646
Total	$106,481,321	$—	$—	$106,481,321

See Notes to Financial Statements

Seasons Series Trust Allocation Moderate Growth Portfolio

PORTFOLIO PROFILE — September 30, 2011 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	52.7%
Fixed Income Investment Companies	30.8
International Equity Investment Companies	16.6
100.1%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited)

Security Description	Shares	Value (Note 3)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.1%
Domestic Equity Investment Companies — 52.7%
Seasons Series Trust Focus Growth Portfolio, Class 3	2,473,563	$20,937,603
Seasons Series Trust Focus Value Portfolio, Class 3	1,459,418	14,430,130
Seasons Series Trust Large Cap Growth Portfolio, Class 3	9,807,834	84,341,459
Seasons Series Trust Large Cap Value Portfolio, Class 3	9,301,245	88,857,622
Seasons Series Trust Mid Cap Growth Portfolio, Class 3†	1,248,843	12,538,899
Seasons Series Trust Mid Cap Value Portfolio, Class 3	4,784,915	54,561,029
Seasons Series Trust Small Cap Portfolio, Class 3†	4,277,530	32,528,763
Total Domestic Equity Investment Companies (cost $307,262,186)		308,195,505
Fixed Income Investment Companies — 30.8%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	13,271,074	159,012,507
Seasons Series Trust Real Return Portfolio, Class 3	2,139,390	21,449,185
Total Fixed Income Investment Companies (cost $171,105,625)		180,461,692
International Equity Investment Companies — 16.6%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $129,109,921)	15,057,637	97,232,421
TOTAL INVESTMENTS (cost $607,477,732)(1)	100.1%	585,889,618
Liabilities in excess of other assets	(0.1)	(505,254)
NET ASSETS	100.0%	$585,384,364

#  See Note 9

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2011 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Affiliated Registered Investment Companies
Domestic Equity Investment Companies	$308,195,505	$—	$—	$308,195,505
Fixed Income Investment Companies	180,461,692	—	—	180,461,692
International Equity Investment Companies	97,232,421	—	—	97,232,421
Total	$585,889,618	$—	$—	$585,889,618

See Notes to Financial Statements

Seasons Series Trust Allocation Moderate Portfolio

PORTFOLIO PROFILE — September 30, 2011 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	46.3%
Fixed Income Investment Companies	40.4
International Equity Investment Companies	13.2
99.9%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Moderate Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited)

Security Description	Shares	Value (Note 3)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 99.9%
Domestic Equity Investment Companies — 46.3%
Seasons Series Trust Focus Growth Portfolio, Class 3	1,209,649	$10,239,136
Seasons Series Trust Focus Value Portfolio, Class 3	603,836	5,970,487
Seasons Series Trust Large Cap Growth Portfolio, Class 3	4,612,242	39,662,501
Seasons Series Trust Large Cap Value Portfolio, Class 3	4,707,049	44,967,869
Seasons Series Trust Mid Cap Growth Portfolio, Class 3†	611,526	6,139,971
Seasons Series Trust Mid Cap Value Portfolio, Class 3	2,041,056	23,273,581
Seasons Series Trust Small Cap Portfolio, Class 3†	1,652,967	12,570,096
Total Domestic Equity Investment Companies (cost $140,195,894)		142,823,641
Fixed Income Investment Companies — 40.4%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	8,248,361	98,830,924
Seasons Series Trust Real Return Portfolio, Class 3	2,562,584	25,692,064
Total Fixed Income Investment Companies (cost $117,605,607)		124,522,988
International Equity Investment Companies — 13.2%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $49,415,400)	6,338,278	40,928,480
TOTAL INVESTMENTS (cost $307,216,901)(1)	99.9%	308,275,109
Other assets less liabilities	0.1	165,448
NET ASSETS	100.0%	$308,440,557

#  See Note 9

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2011 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Affiliated Registered Investment Companies
Domestic Equity Investment Companies	$142,823,641	$—	$—	$142,823,641
Fixed Income Investment Companies	124,522,988	—	—	124,522,988
International Equity Investment Companies	40,928,480	—	—	40,928,480
Total	$308,275,109	$—	$—	$308,275,109

See Notes to Financial Statements

Seasons Series Trust Allocation Balanced Portfolio

PORTFOLIO PROFILE — September 30, 2011 (unaudited)

Industry Allocation*
Fixed Income Investment Companies	50.9%
Domestic Equity Investment Companies	39.2
International Equity Investment Companies	10.0
100.1%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Balanced Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2011 (unaudited)

Security Description	Shares	Value (Note 3)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.1%
Domestic Equity Investment Companies — 39.2%
Seasons Series Trust Focus Growth Portfolio, Class 3	553,656	$4,686,449
Seasons Series Trust Focus Value Portfolio, Class 3	483,468	4,780,335
Seasons Series Trust Large Cap Growth Portfolio, Class 3	3,139,755	27,000,000
Seasons Series Trust Large Cap Value Portfolio, Class 3	3,557,356	33,984,507
Seasons Series Trust Mid Cap Growth Portfolio, Class 3†	458,197	4,600,485
Seasons Series Trust Mid Cap Value Portfolio, Class 3	1,364,361	15,557,417
Seasons Series Trust Small Cap Portfolio, Class 3†	659,228	5,013,144
Total Domestic Equity Investment Companies (cost $95,086,789)		95,622,337
Fixed Income Investment Companies — 50.9%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	7,607,324	91,150,091
Seasons Series Trust Real Return Portfolio, Class 3	3,304,414	33,129,535
Total Fixed Income Investment Companies (cost $116,463,290)		124,279,626
International Equity Investment Companies — 10.0%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $26,131,205)	3,757,451	24,263,171
TOTAL INVESTMENTS (cost $237,681,284)(1)	100.1%	244,165,134
Liabilities in excess of other assets	(0.1)	(184,313)
NET ASSETS	100.0%	$243,980,821

†  Non-income producing security

#  See Note 9

(1)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2011 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Affiliated Registered Investment Companies
Domestic Equity Investment Companies	$95,622,337	$—	$—	$95,622,337
Fixed Income Investment Companies	124,279,626	—	—	124,279,626
International Equity Investment Companies	24,263,171	—	—	24,263,171
Total	$244,165,134	$—	$—	$244,165,134

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2011 (unaudited)

	Multi- Managed Growth	Multi- Managed Moderate Growth	Multi- Managed Income/Equity	Multi- Managed Income	Asset Allocation: Diversified Growth
ASSETS:
Investments at value (unaffiliated)*	$68,516,106	$132,653,820	$106,803,094	$102,928,381	$160,450,542
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	5,692,000	14,280,000	14,884,000	18,533,000	9,804,000
Total investments	74,208,106	146,933,820	121,687,094	121,461,381	170,254,542
Cash	88,631	6,183	—	—	33,701
Foreign cash*	—	877	5,478	3,558	123,802
Due from broker	—	—	195,000	—	—
Receivable for:
Fund shares sold	117,788	77,704	27,049	316,888	238,545
Dividends and interest	191,067	466,248	559,354	545,701	811,137
Investments sold	878,913	1,614,937	3,356,248	2,090,188	1,977,687
Prepaid expenses and other assets	1,985	1,986	1,986	1,986	5,514
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	14,184
Unrealized appreciation on forward foreign currency contracts	44,868	153,502	173,188	194,468	776,290
Variation margin on futures contracts	—	—	—	—	183,694
Unrealized appreciation on swap contracts	—	—	—	—	1,640,926
Total assets	75,531,358	149,255,257	126,005,397	124,614,170	176,060,022
LIABILITIES:
Payable for:
Fund shares redeemed	256,685	405,580	425,191	509,212	718,137
Investments purchased	8,677,761	26,395,430	26,795,054	33,053,259	2,094,023
Interest on swap contracts	—	—	—	—	8,066
Accrued foreign tax on capital gains	—	—	—	—	—
Investment advisory and management fees	51,486	90,274	68,577	59,667	120,562
Service fees — Class 2	3,199	7,514	6,878	5,904	10,136
Service fees — Class 3	6,617	10,886	7,126	6,971	13,837
Trustees' fees and expenses	1,521	3,160	2,554	2,351	4,178
Other accrued expenses	48,417	56,642	49,916	51,044	100,170
Line of credit	—	36,001	—	—	—
Variation margin on futures contracts	3,390	10,342	11,494	11,822	—
Due to custodian	—	—	847,698	816,038	—
Due to custodian for foreign cash	1,013	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	23,905	78,744	90,047	109,943	692,641
Unrealized depreciation on swap contracts	—	—	—	—	3,064,105
Total liabilities	9,073,994	27,094,573	28,304,535	34,626,211	6,825,855
NET ASSETS	$66,457,364	$122,160,684	$97,700,862	$89,987,959	$169,234,167
* Cost
Investment securities (unaffiliated)	$67,933,526	$131,431,107	$104,593,060	$100,721,655	$169,087,000
Investment securities (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$(975)	$976	$5,638	$3,791	$127,223

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

September 30, 2011 (unaudited)

	Multi- Managed Growth	Multi- Managed Moderate Growth	Multi- Managed Income/Equity	Multi- Managed Income	Asset Allocation: Diversified Growth
NET ASSETS REPRESENTED BY:
Capital paid-in	$70,683,847	$111,017,131	$87,899,097	$79,847,377	$209,239,337
Accumulated undistributed net investment income (loss)	681,199	2,878,713	4,301,608	4,179,644	4,800,350
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, swap contracts, foreign exchange transactions and capital gain distributions from underlying funds	(5,496,566)	6,965,543	3,227,290	3,717,057	(34,426,452)
Unrealized appreciation (depreciation) on investments	582,580	1,222,714	2,210,035	2,206,727	(8,636,458)
Unrealized appreciation (depreciation) on futures contracts and swap contracts	(14,614)	1,987	(20,064)	(47,084)	(1,776,549)
Unrealized foreign exchange gain (loss) on other assets and liabilities	20,918	74,596	82,896	84,238	33,939
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
NET ASSETS	$66,457,364	$122,160,684	$97,700,862	$89,987,959	$169,234,167
Class 1 (unlimited shares authorized):
Net assets	$11,489,518	$14,486,745	$11,783,986	$11,819,064	$22,441,531
Shares of beneficial interest issued and outstanding	821,927	1,116,014	978,500	946,795	2,592,308
Net asset value, offering and redemption price per share	$13.98	$12.98	$12.04	$12.48	$8.66
Class 2 (unlimited shares authorized):
Net assets	$24,473,357	$57,367,727	$53,066,644	$45,552,660	$80,623,166
Shares of beneficial interest issued and outstanding	1,755,044	4,432,548	4,419,561	3,660,263	9,331,531
Net asset value, offering and redemption price per share	$13.94	$12.94	$12.01	$12.45	$8.64
Class 3 (unlimited shares authorized):
Net assets	$30,494,489	$50,306,212	$32,850,232	$32,616,235	$66,169,470
Shares of beneficial interest issued and outstanding	2,191,607	3,895,272	2,742,007	2,626,284	7,674,977
Net asset value, offering and redemption price per share	$13.91	$12.91	$11.98	$12.42	$8.62

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

September 30, 2011 (unaudited)

	Stock	Large Cap Growth	Large Cap Value	Mid Cap Growth	Mid Cap Value
ASSETS:
Investments at value (unaffiliated)*	$130,813,306	$238,794,894	$249,958,930	$84,695,810	$161,656,861
Investments at value (affiliated)*	—	—	162,123	—	—
Repurchase agreements (cost approximates value)	—	457,000	1,305,000	5,939,000	12,415,000
Total investments	130,813,306	239,251,894	251,426,053	90,634,810	174,071,861
Cash	—	934	41,565	2,917	4,015
Foreign cash*	—	12,324	—	8,487	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	176,209	123,942	216,057	537,193	469,447
Dividends and interest	85,978	325,903	430,114	40,588	271,480
Investments sold	655,861	12,605,055	2,457,597	81,671	804,460
Prepaid expenses and other assets	1,987	1,984	1,987	1,985	1,985
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Total assets	131,733,341	252,322,036	254,573,373	91,307,651	175,623,248
LIABILITIES:
Payable for:
Fund shares redeemed	557,744	659,775	168,071	113,017	73,069
Investments purchased	97,666	324,447	161,251	6,111,167	6,666,128
Interest on swap contracts	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Investment advisory and management fees	99,858	193,765	189,342	55,696	113,085
Service fees — Class 2	8,272	5,660	4,822	3,877	4,404
Service fees — Class 3	11,607	50,857	50,757	8,822	25,190
Trustees' fees and expenses	3,404	3,388	4,395	1,868	1,347
Other accrued expenses	44,312	52,225	59,629	44,373	47,765
Line of credit	—	3,173,620	135,787	—	—
Variation margin on futures contracts	—	16,100	11,500	15,400	15,400
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Total liabilities	822,863	4,479,837	785,554	6,354,220	6,946,388
NET ASSETS	$130,910,478	$247,842,199	$253,787,819	$84,953,431	$168,676,860
* Cost
Investment securities (unaffiliated)	$112,119,328	$231,529,981	$276,002,428	$87,005,376	$176,239,540
Investment securities (affiliated)	$—	$—	$216,459	$—	$—
Foreign cash	$—	$12,434	$—	$8,483	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

September 30, 2011 (unaudited)

	Stock	Large Cap Growth	Large Cap Value	Mid Cap Growth	Mid Cap Value
NET ASSETS REPRESENTED BY:
Capital paid-in	$123,675,865	$236,483,542	$330,539,269	$85,939,611	$212,888,468
Accumulated undistributed net investment income (loss)	(341,137)	1,043,583	5,897,871	(263,838)	1,243,778
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	(11,117,885)	3,063,883	(56,541,557)	1,618,669	(30,841,089)
Unrealized appreciation (depreciation) on investments	18,693,978	7,264,913	(26,097,834)	(2,309,566)	(14,582,679)
Unrealized appreciation (depreciation) on futures contracts and swap contracts	—	(13,320)	(9,920)	(31,618)	(31,618)
Unrealized foreign exchange gain (loss) on other assets and liabilities	(343)	(402)	(10)	173	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
NET ASSETS	$130,910,478	$247,842,199	$253,787,819	$84,953,431	$168,676,860
Class 1 (unlimited shares authorized):
Net assets	$17,628,020	$4,062,955	$4,117,320	$4,973,595	$3,323,369
Shares of beneficial interest issued and outstanding	1,321,224	462,454	429,165	478,648	289,898
Net asset value, offering and redemption price per share	$13.34	$8.79	$9.59	$10.39	$11.46
Class 2 (unlimited shares authorized):
Net assets	$61,449,663	$42,829,483	$37,056,182	$29,130,679	$33,564,712
Shares of beneficial interest issued and outstanding	4,650,549	4,945,725	3,872,391	2,867,068	2,936,956
Net asset value, offering and redemption price per share	$13.21	$8.66	$9.57	$10.16	$11.43
Class 3 (unlimited shares authorized):
Net assets	$51,832,795	$200,949,761	$212,614,317	$50,849,157	$131,788,779
Shares of beneficial interest issued and outstanding	3,944,128	23,368,496	22,254,564	5,065,098	11,557,825
Net asset value, offering and redemption price per share	$13.14	$8.60	$9.55	$10.04	$11.40

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

September 30, 2011 (unaudited)

	Small Cap	International Equity	Diversified Fixed Income	Real Return	Cash Management
ASSETS:
Investments at value (unaffiliated)*	$104,909,624	$252,730,192	$448,005,045	$269,561,955	$89,674,589
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	2,118,000	1,096,000	37,233,000	34,845,000	—
Total investments	107,027,624	253,826,192	485,238,045	304,406,955	89,674,589
Cash	2,141	189,351	55,759	2,698	743
Foreign cash*	—	1,083,220	25,347	—	—
Due from broker	—	—	105,000	—	—
Receivable for:
Fund shares sold	760,649	835,302	1,330,370	419,617	5,335
Dividends and interest	127,444	975,592	3,503,945	1,147,315	10,737
Investments sold	2,073,569	1,998,904	2,871,999	—	—
Prepaid expenses and other assets	1,987	2,060	1,983	1,986	1,991
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	3,204,647	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Total assets	109,993,414	258,910,621	493,132,448	309,183,218	89,693,395
LIABILITIES:
Payable for:
Fund shares redeemed	56,793	64,915	1,618,510	20,601,185	650,432
Investments purchased	269,493	1,997,975	12,479,784	—	3,000,000
Interest on swap contracts	—	—	—	—	—
Accrued foreign tax on capital gains	—	50,742	—	—	—
Investment advisory and management fees	89,151	215,634	234,555	151,120	30,146
Service fees — Class 2	3,304	4,290	7,796	—	3,136
Service fees — Class 3	20,278	49,185	73,381	62,967	11,993
Trustees' fees and expenses	2,577	4,974	6,660	674	2,603
Other accrued expenses	48,552	73,712	76,763	55,056	37,402
Line of credit	—	717,836	—	—	—
Variation margin on futures contracts	14,490	26,785	1,165	—	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	5,815	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Total liabilities	504,638	3,206,048	14,498,614	20,876,817	3,735,712
NET ASSETS	$109,488,776	$255,704,573	$478,633,834	$288,306,401	$85,957,683
* Cost
Investment securities (unaffiliated)	$107,726,250	$291,194,840	$430,229,552	$259,489,297	$89,682,210
Investment securities (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$1,081,849	$24,406	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

September 30, 2011 (unaudited)

	Small Cap	International Equity	Diversified Fixed Income	Real Return	Cash Management
NET ASSETS REPRESENTED BY:
Capital paid-in	$137,029,485	$388,141,128	$431,017,493	$281,084,591	$88,425,146
Accumulated undistributed net investment income (loss)	(308,051)	6,449,941	18,560,499	1,961,166	(225,968)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	(24,366,249)	(100,360,315)	11,352,411	(7,976,796)	(2,233,874)
Unrealized appreciation (depreciation) on investments	(2,816,626)	(38,464,648)	17,775,493	10,072,658	(7,621)
Unrealized appreciation (depreciation) on futures contracts and swap contracts	(49,783)	17,543	(73,003)	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	(28,334)	941	3,164,782	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	(50,742)	—	—	—
NET ASSETS	$109,488,776	$255,704,573	$478,633,834	$288,306,401	$85,957,683
Class 1 (unlimited shares authorized):
Net assets	$1,987,706	$3,294,138	$5,317,234	$—	$1,966,455
Shares of beneficial interest issued and outstanding	254,189	508,431	440,742	—	183,010
Net asset value, offering and redemption price per share	$7.82	$6.48	$12.06	$—	$10.75
Class 2 (unlimited shares authorized):
Net assets	$25,349,499	$32,932,611	$62,695,280	$—	$24,909,995
Shares of beneficial interest issued and outstanding	3,298,806	5,087,347	5,211,402	—	2,328,026
Net asset value, offering and redemption price per share	$7.68	$6.47	$12.03	$—	$10.70
Class 3 (unlimited shares authorized):
Net assets	$82,151,571	$219,477,824	$410,621,320	$288,306,401	$59,081,233
Shares of beneficial interest issued and outstanding	10,802,453	33,989,281	34,270,781	28,756,034	5,537,661
Net asset value, offering and redemption price per share	$7.60	$6.46	$11.98	$10.03	$10.67

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

September 30, 2011 (unaudited)

	Focus Growth	Focus Value	Allocation Growth	Allocation Moderate Growth	Allocation Moderate	Allocation Balanced
ASSETS:
Investments at value (unaffiliated)*	$123,711,620	$62,207,475	$—	$—	$—	$—
Investments at value (affiliated)*	—	—	106,481,321	585,889,618	308,275,109	244,165,134
Repurchase agreements (cost approximates value)	7,856,000	4,414,000	—	—	—	—
Total investments	131,567,620	66,621,475	106,481,321	585,889,618	308,275,109	244,165,134
Cash	204,549	2,389	—	—	723,543	751,925
Foreign cash*	—	20,186	—	—	—	—
Due from broker	—	—	—	—	—	—
Receivable for:
Fund shares sold	393,387	292,604	630,698	1,084,674	618,094	442,149
Dividends and interest	12,295	59,598	—	—	—	—
Investments sold	841,839	—	122,879	91,931	—	—
Prepaid expenses and other assets	1,984	1,836	1,984	1,984	1,984	1,984
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—
Total assets	133,021,674	66,998,088	107,236,882	587,068,207	309,618,730	245,361,192
LIABILITIES:
Payable for:
Fund shares redeemed	245,902	107,632	125,049	1,466,204	381,498	568,416
Investments purchased	1,904,253	133,173	—	—	723,543	751,925
Interest on swap contracts	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—	—
Investment advisory and management fees	118,389	57,942	9,252	50,023	26,028	20,397
Service fees — Class 2	6,122	2,616	—	—	—	—
Service fees — Class 3	18,773	10,125	—	—	—	—
Trustees' fees and expenses	1,594	1,604	2,826	7,747	3,194	2,516
Other accrued expenses	32,262	33,026	30,413	67,938	43,910	37,117
Line of credit	—	—	122,878	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Due to custodian	—	—	—	91,931	—	—
Due to custodian for foreign cash	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—
Total liabilities	2,327,295	346,118	290,418	1,683,843	1,178,173	1,380,371
NET ASSETS	$130,694,379	$66,651,970	$106,946,464	$585,384,364	$308,440,557	$243,980,821
* Cost
Investment securities (unaffiliated)	$125,539,919	$65,191,201	$—	$—	$—	$—
Investment securities (affiliated)	$—	$—	$115,808,051	$607,477,732	$307,216,901	$237,681,284
Foreign cash	$—	$20,157	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

September 30, 2011 (unaudited)

	Focus Growth	Focus Value	Allocation Growth	Allocation Moderate Growth	Allocation Moderate	Allocation Balanced
NET ASSETS REPRESENTED BY:
Capital paid-in	$120,733,289	$104,959,686	$155,657,205	$678,948,185	$348,007,867	$251,404,611
Accumulated undistributed net investment income (loss)	(553,624)	1,154,726	879,941	6,303,526	3,352,841	2,906,879
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	12,343,013	(36,478,751)	(40,263,952)	(78,279,233)	(43,978,359)	(16,814,519)
Unrealized appreciation (depreciation) on investments	(1,828,299)	(2,983,726)	(9,326,730)	(21,588,114)	1,058,208	6,483,850
Unrealized appreciation (depreciation) on futures contracts and swap contracts	—	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	35	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
NET ASSETS	$130,694,379	$66,651,970	$106,946,464	$585,384,364	$308,440,557	$243,980,821
Class 1 (unlimited shares authorized):
Net assets	$2,726,511	$—	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	313,681	—	—	—	—	—
Net asset value, offering and redemption price per share	$8.69	$—	$—	$—	$—	$—
Class 2 (unlimited shares authorized):
Net assets	$44,412,538	$19,563,179	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	5,197,778	1,973,121	—	—	—	—
Net asset value, offering and redemption price per share	$8.54	$9.91	$—	$—	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$83,555,330	$47,088,791	$106,946,464	$585,384,364	$308,440,557	$243,980,821
Shares of beneficial interest issued and outstanding	9,871,404	4,762,506	12,972,512	61,896,590	32,247,639	24,249,185
Net asset value, offering and redemption price per share	$8.46	$9.89	$8.24	$9.46	$9.56	$10.06

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF OPERATIONS

For the period ended September 30, 2011 (unaudited)

	Multi- Managed Growth	Multi-Managed Moderate Growth	Multi- Managed Income/Equity	Multi- Managed Income	Asset Allocation: Diversified Growth
Investment Income:
Dividends (unaffiliated)	$297,806	$423,518	$251,960	$112,873	$1,810,677
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	429,437	1,221,627	1,644,135	1,617,055	1,240,653
Total investment income*	727,243	1,645,145	1,896,095	1,729,928	3,051,330
Expenses:
Investment advisory and management fees	353,974	623,801	453,729	369,941	832,055
Service Fees:
Class 2	22,254	51,898	45,432	37,228	70,248
Class 3	45,190	75,578	47,524	41,890	95,238
Custodian and accounting fees	105,070	116,788	97,556	97,334	239,951
Reports to shareholders	6,320	11,575	8,706	7,206	15,454
Audit and tax fees	19,308	19,308	19,308	19,308	21,406
Legal fees	2,793	3,079	2,912	2,834	3,278
Trustees' fees and expenses	2,770	5,356	4,127	3,584	7,040
Interest expense	14	141	81	4	12
Other expenses	15,325	15,909	15,080	14,415	24,511
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	573,018	923,433	694,455	593,744	1,309,193
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 5)	—	—	—	—	(97,889)
Custody credits earned on cash balances	(7)	(10)	(7)	(15)	(147)
Fees paid indirectly (Note 6)	(1,658)	(2,534)	(628)	(229)	(9,333)
Net expenses	571,353	920,889	693,820	593,500	1,201,824
Net investment income (loss)	155,890	724,256	1,202,275	1,136,428	1,849,506
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	3,183,386	4,625,970	4,275,506	3,769,592	5,706,186
Net realized gain (loss) on investments (affiliated)**	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	(204,344)	(752,176)	(938,961)	(1,163,876)	1,412,154
Net realized foreign exchange gain (loss) on other assets and liabilities	(19,310)	(62,449)	(68,511)	(74,070)	(167,697)
Net realized gain (loss) on investments and foreign currencies	2,959,732	3,811,345	3,268,034	2,531,646	6,950,643
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(13,494,573)	(18,950,139)	(8,416,601)	(3,765,451)	(35,446,155)
Change in unrealized appreciation (depreciation)on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	(22,546)	(33,545)	(47,790)	(82,385)	(2,221,145)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	15,167	58,233	65,243	62,691	48,415
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	650
Net unrealized gain (loss) on investments and foreign currencies	(13,501,952)	(18,925,451)	(8,399,148)	(3,785,145)	(37,618,235)
Net realized and unrealized gain (loss) on investments and foreign currencies	(10,542,220)	(15,114,106)	(5,131,114)	(1,253,499)	(30,667,592)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(10,386,330)	$(14,389,850)	$(3,928,839)	$(117,071)	$(28,818,086)
* Net of foreign withholding taxes on interest and dividends of	$6,479	$8,032	$3,726	$976	$94,286
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$46

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF OPERATIONS — (continued)

For the period ended September 30, 2011 (unaudited)

	Stock	Large Cap Growth	Large Cap Value	Mid-Cap Growth	Mid Cap Value
Investment Income:
Dividends (unaffiliated)	$545,382	$2,118,283	$3,852,709	$370,301	$1,498,651
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	388	404	3,629	305	241
Total investment income*	545,770	2,118,687	3,856,338	370,606	1,498,892
Expenses:
Investment advisory and management fees	671,072	1,207,486	1,234,593	393,680	732,310
Service Fees:
Class 2	55,795	38,960	34,305	27,975	31,845
Class 3	77,870	310,490	326,882	61,611	156,680
Custodian and accounting fees	39,436	78,485	85,037	95,579	94,237
Reports to shareholders	12,254	23,289	24,765	7,707	13,489
Audit and tax fees	15,412	15,412	15,412	15,412	15,412
Legal fees	3,123	4,250	3,882	2,909	3,256
Trustees' fees and expenses	5,788	8,889	9,681	3,436	4,663
Interest expense	63	1,510	58	53	—
Other expenses	7,021	14,025	10,513	6,054	14,468
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	887,834	1,702,796	1,745,128	614,416	1,066,360
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 5)	—	—	—	—	—
Custody credits earned on cash balances	(0)	(11)	(2)	—	(2)
Fees paid indirectly (Note 6)	(927)	(1,940)	(2,273)	(605)	(4,012)
Net expenses	886,907	1,700,845	1,742,853	613,811	1,062,346
Net investment income (loss)	(341,137)	417,842	2,113,485	(243,205)	436,546
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	6,086,572	14,036,683	(3,383,196)	6,827,852	5,347,709
Net realized gain (loss) on investments (affiliated)**	—	—	(511,245)	—	(18,102)
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	(24,702)	(74,193)	(69,194)	(76,735)
Net realized foreign exchange gain (loss) on other assets and liabilities	(5,533)	10,753	795	(2,659)	—
Net realized gain (loss) on investments and foreign currencies	6,081,039	14,022,734	(3,967,839)	6,755,999	5,252,872
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(29,266,437)	(53,698,449)	(60,166,374)	(25,929,131)	(44,530,483)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	445,883	—	(4,039)
Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	—	(38,300)	(28,400)	(65,520)	(65,520)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(385)	(2,340)	(10)	240	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(29,266,822)	(53,739,089)	(59,748,901)	(25,994,411)	(44,600,042)
Net realized and unrealized gain (loss) on investments and foreign currencies	(23,185,783)	(39,716,355)	(63,716,740)	(19,238,412)	(39,347,170)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(23,526,920)	$(39,298,513)	$(61,603,255)	$(19,481,617)	$(38,910,624)
* Net of foreign withholding taxes on interest and dividends of	$1,703	$18,430	$32,089	$3,924	$1,131
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF OPERATIONS — (continued)

For the period ended September 30, 2011 (unaudited)

	Small Cap	International Equity	Diversified Fixed Income	Real Return	Cash Management
Investment Income:
Dividends (unaffiliated)	$784,629	$5,777,888	$58,744	$—	$—
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	231	494	8,369,793	5,647,117	84,624
Total investment income*	784,860	5,778,382	8,428,537	5,647,117	84,624
Expenses:
Investment advisory and management fees	748,873	1,482,239	1,438,171	847,979	176,155
Service Fees:
Class 2	24,413	31,618	47,661	—	19,355
Class 3	176,288	336,445	450,403	353,325	61,780
Custodian and accounting fees	89,666	184,550	124,257	34,469	17,448
Reports to shareholders	15,186	25,397	32,642	20,827	5,037
Audit and tax fees	15,608	19,482	18,545	22,782	16,909
Legal fees	3,313	3,921	4,398	4,481	2,720
Trustees' fees and expenses	5,758	10,185	13,296	6,098	3,237
Interest expense	1,110	41	2,223	26	—
Other expenses	17,919	27,237	8,705	6,644	7,954
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,098,134	2,121,115	2,140,301	1,296,631	310,595
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 5)	—	—	—	—	—
Custody credits earned on cash balances	(8)	(30)	(9)	(0)	(3)
Fees paid indirectly (Note 6)	(5,215)	(3,024)	—	—	—
Net expenses	1,092,911	2,118,061	2,140,292	1,296,631	310,592
Net investment income (loss)	(308,051)	3,660,321	6,288,245	4,350,486	(225,968)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	5,557,025	455,030	7,253,117	219,720	441
Net realized gain (loss) on investments (affiliated)**	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	106,144	59,402	(463,908)	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(155,093)	—	843,151	—
Net realized gain (loss) on investments and foreign currencies	5,663,169	359,339	6,789,209	1,062,871	441
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(46,659,030)	(69,366,297)	7,001,110	(537,880)	(1,128)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	(102,748)	(89,321)	(98,808)	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(79,402)	(728)	4,288,866	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	45,475	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(46,761,778)	(69,489,545)	6,901,574	3,750,986	(1,128)
Net realized and unrealized gain (loss) on investments and foreign currencies	(41,098,609)	(69,130,206)	13,690,783	4,813,857	(687)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(41,406,660)	$(65,469,885)	$19,979,028	$9,164,343	$(226,655)
* Net of foreign withholding taxes on interest and dividends of	$—	$540,734	$1,647	$—	$(103)
** Net of foreign withholding taxes on capital gains of	$—	$2,405	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF OPERATIONS — (continued)

For the period ended September 30, 2011 (unaudited)

	Focus Growth	Focus Value	Allocation Growth	Allocation Moderate Growth	Allocation Moderate	Allocation Balanced
Investment Income:
Dividends (unaffiliated)	$582,409	$718,422	$—	$—	$—	$—
Dividends (affiliated)	—	—	2,978	11,192	5,665	2,154
Interest (unaffiliated)	404	288	—	—	—	—
Total investment income*	582,813	718,710	2,978	11,192	5,665	2,154
Expenses:
Investment advisory and management fees	795,595	403,859	63,762	326,571	165,841	123,838
Service Fees:
Class 2	42,911	19,321	—	—	—	—
Class 3	123,402	68,763	—	—	—	—
Custodian and accounting fees	40,093	31,082	9,771	9,693	9,738	9,709
Reports to shareholders	12,958	6,450	10,185	51,282	25,813	18,876
Audit and tax fees	14,462	14,461	10,720	10,720	10,720	10,720
Legal fees	4,614	2,813	2,913	5,340	3,865	3,458
Trustees' fees and expenses	5,500	2,912	4,974	19,130	9,201	6,813
Interest expense	—	—	423	964	1,027	583
Other expenses	7,429	6,087	6,007	7,693	7,612	6,028
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,046,964	555,748	108,755	431,393	233,817	180,025
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 5)	—	—	—	—	—	—
Custody credits earned on cash balances	(17)	(9)	—	(11)	(20)	(14)
Fees paid indirectly (Note 6)	(13,058)	(2,521)	—	—	—	—
Net expenses	1,033,889	553,218	108,755	431,382	233,797	180,011
Net investment income (loss)	(451,076)	165,492	(105,777)	(420,190)	(228,132)	(177,857)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	10,641,356	(595,361)	—	—	—	—
Net realized gain (loss) on investments (affiliated)**	—	—	(6,536,982)	(17,954,548)	(8,056,422)	719,970
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(599)	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	10,641,356	(595,960)	(6,536,982)	(17,954,548)	(8,056,422)	719,970
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(38,554,812)	(21,462,912)	—	—	—	—
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	(17,373,754)	(72,885,722)	(29,910,118)	(20,154,931)
Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	35	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(38,554,812)	(21,462,877)	(17,373,754)	(72,885,722)	(29,910,118)	(20,154,931)
Net realized and unrealized gain (loss) on investments and foreign currencies	(27,913,456)	(22,058,837)	(23,910,736)	(90,840,270)	(37,966,540)	(19,434,961)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(28,364,532)	$(21,893,345)	$(24,016,513)	$(91,260,460)	$(38,194,672)	$(19,612,818)
* Net of foreign withholding taxes on interest and dividends of	$792	$9,277	$—	$—	$—	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Multi-Managed Growth		Multi-Managed Moderate Growth		Multi-Managed Income/Equity
	For the six months ended September 30, 2011 (unaudited)	For the year ended March 31, 2011	For the six months ended September 30, 2011 (unaudited)	For the year ended March 31, 2011	For the six months ended September 30, 2011 (unaudited)	For the year ended March 31, 2011
OPERATIONS:
Net investment income (loss)	$155,890	$478,289	$724,256	$1,944,575	$1,202,275	$2,822,854
Net realized gain (loss) on investments and foreign currencies	2,959,732	8,499,029	3,811,345	14,602,714	3,268,034	7,301,384
Net unrealized gain (loss) on investments and foreign currencies	(13,501,952)	(92,443)	(18,925,451)	(1,931,666)	(8,399,148)	(2,158,178)
Net increase (decrease) in net assets resulting from operations	(10,386,330)	8,884,875	(14,389,850)	14,615,623	(3,928,839)	7,966,060
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(116,154)	—	(323,752)	—	(456,139)
Net investment income — Class 2	—	(198,680)	—	(1,247,058)	—	(1,971,958)
Net investment income — Class 3	—	(200,932)	—	(992,729)	—	(1,203,131)
Net realized gain on investments — Class 1	—	—	—	—	—	—
Net realized gain on investments — Class 2	—	—	—	—	—	—
Net realized gain on investments — Class 3	—	—	—	—	—	—
Total distributions to shareholders	—	(515,766)	—	(2,563,539)	—	(3,631,228)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(9,797,151)	(15,795,672)	(22,451,726)	(33,110,642)	(17,692,785)	(19,264,770)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(20,183,481)	(7,426,563)	(36,841,576)	(21,058,558)	(21,621,624)	(14,929,938)
NET ASSETS:
Beginning of period	86,640,845	94,067,408	159,002,260	180,060,818	119,322,486	134,252,424
End of period†	$66,457,364	$86,640,845	$122,160,684	$159,002,260	$97,700,862	$119,322,486
† Includes accumulated undistributed net investment income (loss)	$681,199	$525,309	$2,878,713	$2,154,457	$4,301,608	$3,099,333

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	Multi-Managed Income		Asset Allocation: Diversified Growth		Stock
	For the six months ended September 30, 2011 (unaudited)	For the year ended March 31, 2011	For the six months ended September 30, 2011 (unaudited)	For the year ended March 31, 2011	For the six months ended September 30, 2011 (unaudited)	For the year ended March 31, 2011
OPERATIONS:
Net investment income (loss)	$1,136,428	$2,733,570	$1,849,506	$3,331,646	$(341,137)	$(629,438)
Net realized gain (loss) on investments and foreign currencies	2,531,646	4,617,972	6,950,643	12,547,083	6,081,039	18,907,738
Net unrealized gain (loss) on investments and foreign currencies	(3,785,145)	(1,563,089)	(37,618,235)	11,165,396	(29,266,822)	9,098,695
Net increase (decrease) in net assets resulting from operations	(117,071)	5,788,453	(28,818,086)	27,044,125	(23,526,920)	27,376,995
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(390,800)	—	(879,668)	—	—
Net investment income — Class 2	—	(1,489,883)	—	(3,117,824)	—	—
Net investment income — Class 3	—	(868,564)	—	(2,331,669)	—	—
Net realized gain on investments — Class 1	—	—	—	—	—	—
Net realized gain on investments — Class 2	—	—	—	—	—	—
Net realized gain on investments — Class 3	—	—	—	—	—	—
Total distributions to shareholders	—	(2,749,247)	—	(6,329,161)	—	—
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(8,551,446)	(11,567,089)	(14,352,907)	(43,700,179)	(16,108,615)	(46,551,722)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,668,517)	(8,527,883)	(43,170,993)	(22,985,215)	(39,635,535)	(19,174,727)
NET ASSETS:
Beginning of period	98,656,476	107,184,359	212,405,160	235,390,375	170,546,013	189,720,740
End of period†	$89,987,959	$98,656,476	$169,234,167	$212,405,160	$130,910,478	$170,546,013
† Includes accumulated undistributed net investment income (loss)	$4,179,644	$3,043,216	$4,800,350	$2,950,844	$(341,137)	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	Large Cap Growth		Large Cap Value		Mid Cap Growth
	For the six months ended September 30, 2011 (unaudited)	For the year ended March 31, 2011	For the six months ended September 30, 2011 (unaudited)	For the year ended March 31, 2011	For the six months ended September 30, 2011 (unaudited)	For the year ended March 31, 2011
OPERATIONS:
Net investment income (loss)	$417,842	$626,340	$2,113,485	$3,783,036	$(243,205)	$(412,560)
Net realized gain (loss) on investments and foreign currencies	14,022,734	15,955,775	(3,967,839)	7,903,085	6,755,999	11,082,200
Net unrealized gain (loss) on investments and foreign currencies	(53,739,089)	14,187,831	(59,748,901)	30,981,835	(25,994,411)	12,680,223
Net increase (decrease) in net assets resulting from operations	(39,298,513)	30,769,946	(61,603,255)	42,667,956	(19,481,617)	23,349,863
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(14,551)	—	(100,563)	—	—
Net investment income — Class 2	—	(89,245)	—	(808,052)	—	—
Net investment income — Class 3	—	(178,500)	—	(3,967,992)	—	—
Net realized gain on investments — Class 1	—	—	—	—	—	—
Net realized gain on investments — Class 2	—	—	—	—	—	—
Net realized gain on investments — Class 3	—	—	—	—	—	—
Total distributions to shareholders	—	(282,296)	—	(4,876,607)	—	—
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(18,454,907)	1,607,155	(12,495,745)	(27,929,365)	1,524,341	(20,725,196)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(57,753,420)	32,094,805	(74,099,000)	9,861,984	(17,957,276)	2,624,667
NET ASSETS:
Beginning of period	305,595,619	273,500,814	327,886,819	318,024,835	102,910,707	100,286,040
End of period†	$247,842,199	$305,595,619	$253,787,819	$327,886,819	$84,953,431	$102,910,707
† Includes accumulated undistributed net investment income (loss)	$1,043,583	$625,741	$5,897,871	$3,784,386	$(263,838)	$(20,633)

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	Mid Cap Value		Small Cap		International Equity
	For the six months ended September 30, 2011 (unaudited)	For the year ended March 31, 2011	For the six months ended September 30, 2011 (unaudited)	For the year ended March 31, 2011	For the six months ended September 30, 2011 (unaudited)	For the year ended March 31, 2011
OPERATIONS:
Net investment income (loss)	$436,546	$804,920	$(308,051)	$(402,299)	$3,660,321	$3,495,064
Net realized gain (loss) on investments and foreign currencies	5,252,872	15,588,354	5,663,169	14,146,749	359,339	13,439,733
Net unrealized gain (loss) on investments and foreign currencies	(44,600,042)	14,119,775	(46,761,778)	27,427,147	(69,489,545)	16,261,095
Net increase (decrease) in net assets resulting from operations	(38,910,624)	30,513,049	(41,406,660)	41,171,597	(65,469,885)	33,195,892
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(35,686)	—	—	—	(76,195)
Net investment income — Class 2	—	(283,853)	—	—	—	(688,944)
Net investment income — Class 3	—	(496,684)	—	—	—	(3,612,390)
Net realized gain on investments — Class 1	—	—	—	—	—	—
Net realized gain on investments — Class 2	—	—	—	—	—	—
Net realized gain on investments — Class 3	—	—	—	—	—	—
Total distributions to shareholders	—	(816,223)	—	—	—	(4,377,529)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	30,605,404	3,119,040	(54,127,669)	(23,909,030)	(15,018,642)	2,444,911
TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,305,220)	32,815,866	(95,534,329)	17,262,567	(80,488,527)	31,263,274
NET ASSETS:
Beginning of period	176,982,080	144,166,214	205,023,105	187,760,538	336,193,100	304,929,826
End of period†	$168,676,860	$176,982,080	$109,488,776	$205,023,105	$255,704,573	$336,193,100
† Includes accumulated undistributed net investment income (loss)	$1,243,778	$807,232	$(308,051)	$—	$6,449,941	$2,789,620

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	Diversified Fixed Income		Real Return		Cash Management
	For the six months ended September 30, 2011 (unaudited)	For the year ended March 31, 2011	For the six months ended September 30, 2011 (unaudited)	For the year ended March 31, 2011	For the six months ended September 30, 2011 (unaudited)	For the year ended March 31, 2011
OPERATIONS:
Net investment income (loss)	$6,288,245	$11,782,849	$4,350,486	$2,682,471	$(225,968)	$(432,475)
Net realized gain (loss) on investments and foreign currencies	6,789,209	8,339,510	1,062,871	(7,200,428)	441	(1,395,413)
Net unrealized gain (loss) on investments and foreign currencies	6,901,574	1,142,744	3,750,986	12,036,678	(1,128)	1,429,112
Net increase (decrease) in net assets resulting from operations	19,979,028	21,265,103	9,164,343	7,518,721	(226,655)	(398,776)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(164,526)	—	—	—	—
Net investment income — Class 2	—	(1,881,848)	—	—	—	—
Net investment income — Class 3	—	(9,168,916)	—	(2,252,006)	—	—
Net realized gain on investments — Class 1	—	—	—	—	—	—
Net realized gain on investments — Class 2	—	—	—	—	—	—
Net realized gain on investments — Class 3	—	—	—	—	—	—
Total distributions to shareholders	—	(11,215,290)	—	(2,252,006)	—	—
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	34,432,704	51,018,650	32,203,852	92,170,613	10,668,674	(31,021,074)
TOTAL INCREASE (DECREASE) IN NET ASSETS	54,411,732	61,068,463	41,368,195	97,437,328	10,442,019	(31,419,850)
NET ASSETS:
Beginning of period	424,222,102	363,153,639	246,938,206	149,500,878	75,515,664	106,935,514
End of period†	$478,633,834	$424,222,102	$288,306,401	$246,938,206	$85,957,683	$75,515,664
† Includes accumulated undistributed net investment income (loss)	$18,560,499	$12,272,254	$1,961,166	$(2,389,320)	$(225,968)	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	Focus Growth		Focus Value		Allocation Growth
	For the six months ended September 30, 2011 (unaudited)	For the year ended March 31, 2011	For the six months ended September 30, 2011 (unaudited)	For the year ended March 31, 2011	For the six months ended September 30, 2011 (unaudited)	For the year ended March 31, 2011
OPERATIONS:
Net investment income (loss)	$(451,076)	$(200,206)	$165,492	$989,718	$(105,777)	$985,718
Net realized gain (loss) on investments and foreign currencies	10,641,356	32,764,570	(595,960)	5,956,918	(6,536,982)	(10,618,417)
Net unrealized gain (loss) on investments and foreign currencies	(38,554,812)	4,064,789	(21,462,877)	4,939,237	(17,373,754)	27,208,040
Net increase (decrease) in net assets resulting from operations	(28,364,532)	36,629,153	(21,893,345)	11,885,873	(24,016,513)	17,575,341
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(3,670)	—	—	—	—	—
Net investment income — Class 2	(44,036)	—	—	(563,320)	—	—
Net investment income — Class 3	(54,842)	—	—	(1,010,155)	—	(1,327,649)
Net realized gain on investments — Class 1	—	—	—	—	—	—
Net realized gain on investments — Class 2	—	—	—	—	—	—
Net realized gain on investments — Class 3	—	—	—	—	—	—
Total distributions to shareholders	(102,548)	—	—	(1,573,475)	—	(1,327,649)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(8,672,857)	55,372,628	(1,608,781)	(9,156,489)	(6,566,225)	(14,232,240)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(37,139,937)	92,001,781	(23,502,126)	1,155,909	(30,582,738)	2,015,452
NET ASSETS:
Beginning of period	167,834,316	75,832,535	90,154,096	88,998,187	137,529,202	135,513,750
End of period†	$130,694,379	$167,834,316	$66,651,970	$90,154,096	$106,946,464	$137,529,202
† Includes accumulated undistributed net investment income (loss)	$(553,624)	$—	$1,154,726	$989,234	$879,941	$985,718

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	Allocation Moderate Growth		Allocation Moderate		Allocation Balanced
	For the six months ended September 30, 2011 (unaudited)	For the year ended March 31, 2011	For the six months ended September 30, 2011 (unaudited)	For the year ended March 31, 2011	For the six months ended September 30, 2011 (unaudited)	For the year ended March 31, 2011
OPERATIONS:
Net investment income (loss)	$(420,190)	$6,723,716	$(228,132)	$3,580,973	$(177,857)	$3,084,736
Net realized gain (loss) on investments and foreign currencies	(17,954,548)	(18,175,921)	(8,056,422)	(6,387,349)	719,970	(2,544,890)
Net unrealized gain (loss) on investments and foreign currencies	(72,885,722)	85,499,405	(29,910,118)	35,585,207	(20,154,931)	21,263,692
Net increase (decrease) in net assets resulting from operations	(91,260,460)	74,047,200	(38,194,672)	32,778,831	(19,612,818)	21,803,538
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	—	—
Net investment income — Class 2	—	—	—	—	—	—
Net investment income — Class 3	—	(8,983,374)	—	(5,057,072)	—	(4,082,234)
Net realized gain on investments — Class 1	—	—	—	—	—	—
Net realized gain on investments — Class 2	—	—	—	—	—	—
Net realized gain on investments — Class 3	—	—	—	—	—	—
Total distributions to shareholders	—	(8,983,374)	—	(5,057,072)	—	(4,082,234)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	8,782,634	30,101,091	18,007,984	37,377,122	20,565,436	44,834,984
TOTAL INCREASE (DECREASE) IN NET ASSETS	(82,477,826)	95,164,917	(20,186,688)	65,098,881	952,618	62,556,288
NET ASSETS:
Beginning of period	667,862,190	572,697,273	328,627,245	263,528,364	243,028,203	180,471,915
End of period†	$585,384,364	$667,862,190	$308,440,557	$328,627,245	$243,980,821	$243,028,203
† Includes accumulated undistributed net investment income (loss)	$6,303,526	$6,723,716	$3,352,841	$3,580,973	$2,906,879	$3,084,736

See Notes to Financial Statements

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (unaudited)

1.  Description of Business and Basis of Presentation: Seasons Series Trust (the "Trust"), organized as a Massachusetts business trust on October 10, 1995, is an open-end management investment company. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies (collectively the "Variable Contracts"). Shares of the Trust are not offered directly to the public. Instead, they participate through Variable Contracts offered by affiliated life insurance companies (the "Life Companies"). SunAmerica Asset Management Corp. ("SAAMCo" or "Adviser"), an affiliate of the Life Companies and an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"), manages the Trust. An affiliated life company, SunAmerica Annuity and Life Assurance Company, is the parent company to SAAMCo.

The Trust currently consists of 21 separate series or portfolios (each, a "Portfolio" and collectively, the "Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objectives. The Board of Trustees may establish additional portfolios or classes in the future as referenced in the Trust's registration statement, six of the Portfolios, called the "Seasons Portfolios," are available only through the selection of one of four variable investment "strategies" described in the Seasons Variable Contract prospectus. Fifteen additional Portfolios, called the "Seasons Select Portfolios," the "Seasons Focused Portfolios" and the "Seasons Managed Allocation Portfolios," are available in addition to the Seasons Portfolios as variable investment options under  Variable Contracts offered by the Life Companies. All shares may be purchased or redeemed at net asset value without any sales or redemption charge. Each Seasons Managed Allocation Portfolio is structured as a "fund-of-funds" which means that it pursues its investment goal by investing its assets in a combination of the Seasons Select Portfolios and the Seasons Focused Portfolios (collectively, the "Underlying Portfolios").

Class 1 shares, Class 2 shares and/or Class 3 shares of each Portfolio may be offered only in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) except for the Seasons Managed Allocation Portfolios, Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not subject to service fees; and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio, excluding the Seasons Managed Allocation Portfolios, pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class' average daily net assets.

The investment objectives for each Portfolio are as follows:

Seasons Portfolios

The Multi-Managed Growth Portfolio seeks long-term growth of capital.

The Multi-Managed Moderate Growth Portfolio seeks long-term growth of capital, with capital preservation as a secondary objective.

The Multi-Managed Income/Equity Portfolio seeks conservation of principal while maintaining some potential for long-term growth of capital.

The Multi-Managed Income Portfolio seeks capital preservation.

The Asset Allocation: Diversified Growth Portfolio seeks capital appreciation by investing, under normal circumstances, primarily through a strategic allocation of approximately 80% of its assets in equity securities and approximately 20% of its assets in fixed income securities.

The Stock Portfolio seeks long-term capital appreciation with a secondary objective of increasing dividend income by investing, under normal circumstances, at least 80% of its net assets in common stocks.

Seasons Select Portfolios

The Large Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a growth strategy.

The Large Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a value strategy.

The Mid Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a growth strategy.

The Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a value strategy.

The Small Cap Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of small companies.

The International Equity Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S.

The Diversified Fixed Income Portfolio seeks relatively high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of its net assets in fixed income securities including U.S. and foreign government securities, asset- and mortgage-backed securities, investment-grade debt securities, and lower-rated fixed income securities, or junk bonds.

The Real Return Portfolio seeks total return that equals or exceeds the rate of inflation over the long term, consistent with prudent investment management by investing, under normal circumstances, primarily in inflation-adjusted debt securities including inflation-indexed bonds issued by the U.S. Treasury and inflation-indexed securities issued by other entities such as U.S. and foreign corporations and foreign governments.

The Cash Management Portfolio seeks current income while preserving capital by investing in a diversified selection of money market instruments.

Seasons Focused Portfolios

The Focus Growth Portfolio seeks long-term growth of capital by investing in equity securities selected on the basis of growth criteria without regard to market capitalization.

The Focus Value Portfolio seeks long-term growth of capital by investing in equity securities selected on the basis of a value criteria, without regard to market capitalization.

Seasons Managed Allocation Portfolios

The Allocation Growth Portfolio seeks long-term capital appreciation by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity portfolios.

The Allocation Moderate Growth Portfolio seeks long-term capital appreciation by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 30% and no more than 90% of its net assets in equity portfolios and at least 10% and no more than 70% of its net assets in fixed income portfolios.

The Allocation Moderate Portfolio seeks long-term capital appreciation and moderate current income by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 20% and no more than 80% of its net assets in equity portfolios and at least 20% and no more than 80% of its net assets in fixed income portfolios.

The Allocation Balanced Portfolio seeks long-term capital appreciation and current income by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests no more than 70% of its net assets in equity portfolios.

Each Portfolio is diversified with the exception of Focus Growth Portfolio and Focused Value Portfolio which are non-diversified (as such term is defined under the Investment Company Act of 1940, as amended), subject, however, to certain tax diversification requirements.

Each of the Seasons Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios ("Multi-Managed Seasons Portfolio(s)") allocates all of its assets among three or four distinct Managed Components, each managed by a separate Manager ("Manager" or collectively "Managers"). The five Managers of the Multi-Managed Seasons Portfolios are SAAMCo, Janus Capital Management LLC ("Janus"), Lord Abbett

& Company LLC ("Lord Abbett"), PineBridge Investments LLC ("PineBridge") and Wellington Management Company, LLP ("WMC"). Each Multi-Managed Seasons Portfolio will be allocated among the Managed Components of such Portfolio as described in the chart below.

Portfolio	Aggressive Growth component SAAMCo	Growth component Janus	Balanced component Lord Abbett/ PineBridge	Fixed Income component WMC
Multi-Managed Growth	20%	40%	14%/6%	20%
Multi-Managed Moderate Growth	18	28	12.6/5.4	36
Multi-Managed Income/Equity	0	18	14/14	54
Multi-Managed Income	0	8	8.5/8.5	75

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or "rebalanced" among the managed components on at least a quarterly basis to restore the target allocations for such Portfolio.

Each Seasons Select Portfolio except the Cash Management, Real Return and Stock Portfolios (referred to hereinafter as the "Multi-Managed Seasons Select Portfolio(s)") is managed by several separate managers each of which advises a separate portion of the Portfolio. Each Multi-Managed Seasons Select Portfolio except for the Real Return Portfolio will allocate one portion of its portfolio to a passively-managed strategy that seeks to track a target index, or a subset of an index.

The Seasons Focused Portfolios offer access to several different professional Managers each of which advises a separate portion of the Portfolio. Each Manager actively selects a limited number of stocks that represent their best ideas. This "Focus" approach to investing results in a more concentrated Portfolio, which will be less diversified than other Portfolios, and may be subject to greater market risks.

New share purchase and redemption requests in each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio (except for the Diversified Fixed Income Portfolio and the Real Return Portfolio) will be allocated equally among the Managers, unless SAAMCo determines, subject to the review of the Board of Trustees, that a different allocation of assets would be in the best interest of the Portfolio and its shareholders. The assets of the Diversified Fixed Income Portfolio are not divided equally between the three managers, but have a targeted allocation of 50% to one Manager, PineBridge, with a portion actively managed and another passively managed and 25% each to the two other Managers.

Indemnifications:  The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an "interested person," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"), of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

2.  Fund Mergers: Pursuant to a plan of reorganization, all of the assets and liabilities of the Large Cap Composite Portfolio, a series of the Trust, were transferred in a tax-free exchange to the Large Cap Growth Portfolio, in exchange for shares of the Large Cap Growth Portfolio. The reorganization was consummated on October 4, 2010. The acquiring portfolio acquired all of the assets and liabilities of the target portfolio as shown in the table below.

Class 1, Class 2 and Class 3 shares of the Large Cap Composite Portfolio were exchanged tax-free for Class 1, Class 2 and Class 3 shares of Large Cap Growth Portfolio at an exchange ratio of 0.90 to 1, 0.91 to 1 and 0.92 to 1 respectively. Shares of the Large Cap Growth Portfolio issued in connection with the acquisition of the Large Cap Composite Portfolio were 2,501,129 with a value of $22,058,409. The assets in the investment portfolio of the Large Cap Composite Portfolio with a value of $22,097,228 and identified cost of $20,221,050 as of the date of the reorganization, were the principal assets acquired by the acquiring portfolio. For financial statement purposes, assets received and shares issued by the acquiring portfolio were recorded at value; however, the cost basis of the investments received from the target portfolio were carried forward to align ongoing reporting of the acquiring portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The following is a summary of the shares outstanding, net assets, net asset value per share and net unrealized appreciation/(depreciation) immediately before and after the reorganization:

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Target Portfolio
Large Cap Composite Portfolio				$1,876,178
Class 1	121,510	$977,304	$8.04
Class 2	1,495,059	12,019,837	8.04
Class 3	1,127,248	9,061,268	8.04
Acquiring Portfolio
Large Cap Growth Portfolio				$37,683,837
Class 1	450,339	$4,033,558	$8.96
Class 2	4,951,186	43,765,587	8.84
Class 3	24,135,308	211,871,179	8.78
Post Reorganization
Large Cap Growth Portfolio				$39,560,015
Class 1	559,453	$5,010,862	$8.96
Class 2	6,310,987	55,785,424	8.84
Class 3	25,167,522	220,932,447	8.78

Assuming the reorganization had been completed on April 1, 2010, the beginning of the annual reporting period for the acquiring portfolio, the pro forma results of operations for the period ended March 31, 2011, are as follows:

Net investment income (loss)	$697,778
Net realized/unrealized gains (losses)	29,759,898
Change in net assets resulting from operations	$30,457,676

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the target portfolio that have been included in the Statement of Operations since October 4, 2010.

Pursuant to separate plans of reorganization, all of the assets and liabilities of the Focus Growth and Income Portfolio, and the Focus TechNet Portfolio, each a series of the Trust, were transferred in a tax-free exchange to the Focus Growth Portfolio, in exchange for shares of the Focus Growth Portfolio. The reorganizations were consummated on October 4, 2010. The acquiring portfolio acquired all of the assets and liabilities of the target portfolios as shown in the table below.

Class 2 and Class 3 shares of the Focus Growth and Income Portfolio were exchanged tax-free for Class 2 and Class 3 shares of Focus Growth Portfolio at an exchange ratio of 0.78 to 1, and 0.78 to 1, respectively. Shares of the Focus Growth Portfolio issued in connection with the acquisition of the Focus Growth and Income Portfolio were 4,393,968 with a value of $37,106,699. The assets in the investment portfolio of the Focus Growth and Income Portfolio with a value of $37,150,087 and identified cost of $32,011,246 as of the date of the reorganization, were the principal assets acquired by the acquiring portfolio. For financial statement purposes, assets received and shares issued by the acquiring portfolio were recorded at value; however, the cost basis of the investments received from the target portfolio were carried forward to align ongoing reporting of the acquiring portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Class 2 and Class 3 shares of the Focus TechNet Portfolio were exchanged tax-free for Class 2 and Class 3 shares of Focus Growth Portfolio at an exchange ratio of 0.71 to 1, and 0.71 to 1, respectively. Shares of the Focus Growth Portfolio issued in connection with the acquisition of the Focus TechNet Portfolio were 3,789,068 with a value of $31,983,244. The assets in the investment portfolio of the Focus TechNet Portfolio with a value of $32,042,086 and identified cost of $23,353,611 as of the date of the reorganization, were the principal assets acquired by the acquiring portfolio. For financial statement purposes, assets received and shares issued by the acquiring portfolio were recorded at value; however, the cost basis of the investments received from the target portfolio were carried forward to align ongoing reporting of the acquiring portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The following is a summary of the shares outstanding, net assets, net asset value per share and net unrealized appreciation/(depreciation) immediately before and after the reorganization:

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Target Portfolios
Focus Growth and Income Portfolio				$5,138,841
Class 2	2,755,398	$18,209,473	$6.61
Class 3	2,865,568	18,897,226	6.59
Focus TechNet Portfolio				$8,688,475
Class 2	2,309,219	$13,940,338	$6.04
Class 3	3,015,530	18,042,906	5.98
Acquiring Portfolio
Focus Growth Portfolio				$18,462,857
Class 1	234,915	$2,024,758	$8.62
Class 2	3,394,108	28,789,336	8.48
Class 3	6,014,214	50,575,625	8.41
Post Reorganization
Focus Growth Portfolio				$32,290,173
Class 1	234,915	$2,024,758	$8.62
Class 2	7,184,398	60,939,147	8.48
Class 3	10,406,960	87,515,757	8.41

The pro forma results of operations for the acquiring portfolio as of October 4, 2010, are as follows:

Net investment income (loss)	$(281,859)
Net realized/unrealized gains (losses)	41,841,444
Change in net assets resulting from operations	$41,559,585

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the target portfolio that have been included in the Statement of Operations since October 4, 2010.

3.  Significant Accounting Policies:  The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be the normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees ("the Board") to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities and foreign equity futures, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost of the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Senior Secured Floating Rate Loans ("Loans") for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

Futures contracts traded on national securities exchanges are valued at the daily settlement price established by the exchange on which they trade. Options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Swap contracts are marked-to-market daily based upon quotations received from an approved outside pricing service or market makers.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The various inputs that may be used to determine the value of the Portfolios' investments are summarized into three levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indicies, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Portfolios' net assets as of September 30, 2011, are reported on a schedule following the Portfolio of Investments.

Derivative Instruments:

The following tables represent the value of derivatives held as of September 30, 2011, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the period ended September 30, 2011:

	Multi-Managed Growth Portfolio
	Asset Derivatives 2011		Liability Derivatives 2011
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest rate contracts(2)(4)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$3,390
Foreign exchange contracts(3)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	44,868	foreign currency contracts	23,905
		$44,868		$27,295

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$(204,344)	$(22,546)
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(18,152)	16,188
		$(222,496)	$(6,358)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for interest rate futures contracts was $3,887,460.

(3)  The average notional amount outstanding for forward foreign currency contracts was $3,409,566.

(4)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(14,614) as reported in the Portfolio of Investments.

	Multi-Managed Moderate Growth Portfolio
	Asset Derivatives 2011		Liability Derivatives 2011
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest rate contracts(2)(4)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$10,342
Foreign exchange contracts(3)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	153,502	foreign currency contracts	78,744
		$153,502		$89,086

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$(752,176)	$(33,545)
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(63,165)	59,891
		$(815,341)	$26,346

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for interest rate futures contracts was $13,115,958.

(3)  The average notional amount outstanding for forward foreign currency contracts was $11,364,766.

(4)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $1,987 as reported in the Portfolio of Investments.

	Multi-Managed Income/Equity Portfolio
	Asset Derivatives 2011		Liability Derivatives 2011
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest Rate Contracts(2)(4)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$11,494
Foreign exchange contracts(3)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	173,188	foreign currency contracts	90,047
		$173,188		$101,541

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$(938,961)	$(47,790)
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(70,780)	66,132
		$(1,009,741)	$18,342

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for interest rate futures contracts was $15,122,932.

(3)  The average notional amount outstanding for forward foreign currency contracts was $12,845,849.

(4)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(20,064) as reported in the Portfolio of Investments.

	Multi-Managed Income Portfolio
	Asset Derivatives 2011		Liability Derivatives 2011
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest rate contracts(2)(4)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$11,822
Foreign exchange contracts(3)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	194,468	foreign currency contracts	109,943
		$194,468		$121,765

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$(1,163,876)	$(82,385)
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(77,425)	63,127
		$(1,241,301)	$(19,258)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for interest rate futures contracts was $18,568,219.

(3)  The average notional amount outstanding for forward foreign currency contracts was $14,767,608.

(4)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(47,084) as reported in the Portfolio of Investments.

	Asset Allocation: Diversified Growth Portfolio
	Asset Derivatives 2011		Liability Derivatives 2011
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(5)	Unrealized appreciation on swap		Unrealized depreciation on swap
	contracts	$1,640,926	contracts	$3,064,105
	Variation margin on futures contracts	167,291	Variation margin on futures contracts	—
Interest rate contracts(3)(5)	Variation margin on futures contracts	16,403	Variation margin on futures contracts	—
Foreign exchange contracts(4)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	776,290	foreign currency contracts	692,641
		$2,600,910		$3,756,746

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$752,430	$(2,340,250)
Interest rate contracts(3)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	659,724	119,105
Foreign exchange contracts(4)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(155,714)	100,810
		$1,256,440	$(2,120,335)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures and swap contracts were $179,726,899 and $33,639,006, respectively.

(3)  The average value outstanding for interest rate futures was $37,076,333.

(4)  The average notional amount outstanding for forward foreign currency contracts was $51,306,623.

(5)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(353,370) as reported in the Portfolio of Investments.

	Large Cap Growth Portfolio
	Asset Derivatives 2011		Liability Derivatives 2011
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$16,100

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$(24,702)	$(38,300)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures contracts was $1,016,023.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(13,320) as reported in the Portfolio of Investments.

	Large Cap Value Portfolio
	Asset Derivatives 2011		Liability Derivatives 2011
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$11,500

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$(74,193)	$(28,400)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures contracts was $1,024,676.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(9,920) as reported in the Portfolio of Investments.

	Mid Cap Growth Portfolio
	Asset Derivatives 2011		Liability Derivatives 2011
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$15,400

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$(69,194)	$(65,520)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures contracts was $651,537.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(31,618) as reported in the Portfolio of Investments.

	Mid Cap Value Portfolio
	Asset Derivatives 2011		Liability Derivatives 2011
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$15,400

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$(76,735)	$(65,520)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures contracts was $651,537.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(31,618) as reported in the Portfolio of Investments.

	Small Cap Portfolio
	Asset Derivatives 2011		Liability Derivatives 2011
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$14,490

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$106,144	$(102,748)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures contracts was $801,675.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(49,783) as reported in the Portfolio of Investments.

	International Equity Portfolio
	Asset Derivatives 2011		Liability Derivatives 2011
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$26,785

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$59,402	$(89,321)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures contracts was $1,391,258.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $17,543 as reported in the Portfolio of Investments.

	Diversified Fixed Income Portfolio
	Asset Derivatives 2011		Liability Derivatives 2011
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest rate contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$1,165

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$(463,908)	$(98,808)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for interest rate futures contracts was $11,737,290.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(73,003) as reported in the Portfolio of Investments.

Real Return Portfolio
	Asset Derivatives 2011		Liability Derivatives 2011
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign exchange contracts(2)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	$3,204,647	foreign currency contracts	$5,815

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/ Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$793,633	$4,356,214

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average notional amount outstanding for forward foreign currency contracts was $102,505,802.

Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance total return. During the period ended September 30, 2011, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth and Real Return Portfolios used forward contracts to attempt to protect securities and related receivable and payables against changes in future foreign exchange rates, to manage and or gain exposure to certain foreign currencies and to enhance total return. As of September 30, 2011, each of the preceding Portfolios have open forward contracts, which are reported on a schedule following each Portfolio's Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss on the Statement of Assets and Liabilities. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk and market risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio's loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio's maximum risk due to counterparty credit risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures Contracts.  Certain of the Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning or to enhance income or total return. During the period ended September 30, 2011, the Large Cap Growth, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap and International Equity Portfolios, used futures contracts to increase exposure to equity or bond markets. The Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income and Diversified Fixed Income Portfolios used futures contracts to manage duration and yield curve positioning and to increase exposure to equity or bond markets. The Asset Allocation: Diversified Growth Portfolio used futures contracts to hedge against changes in interest rates and enhance total return. As of September 30, 2011, the following Portfolios had open futures contracts: Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio, Multi-Managed Income Portfolio, Asset Allocation: Diversified Growth Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Mid

Cap Growth Portfolio, Mid Cap Value Portfolio, Small Cap Portfolio, International Equity Portfolio, and Diversified Fixed Income Portfolio, which are reported on a schedule following each Portfolio's Portfolio of Investments.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the "broker"). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation on the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are generally conducted through regulated exchanges, which minimize counterparty credit risks or they may be unlisted, or traded over-the-counter.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

At September 30, 2011, the amount shown in the Statements of Assets and Liabilities as due from broker for the Multi-Managed Income/Equity Portfolio and Diversified Fixed Income Portfolio includes amounts set aside for margin requirements for open futures contracts.

Swap Contracts.  Certain Portfolios may enter into credit default, equity and/or total return and interest rate contracts. Generally, a swap contract is a privately negotiated agreement between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Any change in market value is recorded as an unrealized gain or loss. In connection with these contracts, securities or cash may be identified as collateral in accordance with the terms of the respective swap contract to provide assets of value and recourse in the event of default or bankruptcy/insolvency. The Portfolios amortize upfront payments and receipts on the swap contracts on a daily basis. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments made or received by the Portfolios are included as part of realized gain (loss).

Total Return Swap Agreements:  Certain Portfolios may enter into total return swap agreements, which includes equity swaps ("total return swaps") for various purposes, including to hedge exposure to market risk, to gain exposure to a security or market index, or to enhance total return. During the period ended September 30, 2011, the Asset Allocation: Diversified Growth Portfolio used total return swap contracts to hedge the portfolio's sector exposure, to gain exposure to certain sectors and to enhance total return. As of September 30, 2011, the Asset Allocation: Diversified Growth Portfolio had open total return swap contracts, which are reported on a schedule following the Portfolio of Investments.

Total return swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to a total return swap will typically be a bank, investment banking firm or broker/dealer. Total return swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the total return swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the total return swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Portfolio on any total return swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the total return swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into total return swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a total return swap contract or periodically during its term. Total return swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to total return swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to a total return swap defaults, the Portfolio's risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of a total return swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Risks of Entering into Swap Agreements:  Risks to the Portfolios of entering into credit default swaps, total return swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk or documentation risk. By entering into swap agreements, the Portfolios may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset's perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Portfolio may suffer a loss.

Master Agreements.  Certain Portfolios that hold derivative instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements ("Master Agreements") with certain counterparties that govern over the counter derivative instruments entered into from time to time. The Master Agreement may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio's net position with each counterparty. The Master Agreements may contain certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio's net assets fall below a specified level. The Master Agreements also typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio's net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty's long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty's credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all derivative instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio's counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Portfolio's financial statements.

Foreign Currency Translation: The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of currencies against U.S. dollars on the date of valuation.

The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:  Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. For Seasons Managed Allocation Portfolios, distributions from income from the underlying Seasons Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying Seasons Portfolios, if any, are recorded to realized gains on the ex-dividend date. Distributions received from Real Estate Investment Trusts ("REIT") investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities. Realized gains and losses on sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. India, Thailand, and certain other countries' tax regulations require that taxes be paid on capital gains realized by the Portfolio.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations. For the Seasons Managed Allocation Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Seasons Managed Allocation Portfolios and do not include indirect expenses borne by each underlying Portfolio in connection with its investment in the underlying Portfolio.

Dividends from net investment income and capital gain distributions, if any, are paid annually.

The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

The Trust intends for each Portfolio to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Portfolio is considered a separate entity for tax purposes.

The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2007.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the board and applicable guidance from the Securities and Exchange Commission ("SEC") guidance, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a marked-to-market basis plus accrued interest, to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

As of September 30, 2011, the following portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Interest	Principal Amount
Multi-Managed Growth	0.49%	$635,000
Multi-Managed Moderate Growth	1.73	2,225,000
Multi-Managed Income/Equity	2.49	3,210,000
Multi-Managed Income	3.26	4,205,000
Large Cap Value	0.25	325,000
Mid Cap Growth	0.64	825,000
Diversified Fixed Income	2.53	3,265,000
Real Return	6.53	8,405,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Bank of America Securities LLC, dated September 30, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $128,805,000, a repurchase price of $128,805,054, and a maturity date of October 3, 2011. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.25%	10/31/15	$53,702,000	$55,201,972
U.S. Treasury Notes	1.50	6/30/16	73,991,000	76,447,733

As of September 30, 2011, the following portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Interest	Principal Amount
Multi-Managed Growth	0.49%	$485,000
Multi-Managed Moderate Growth	1.71	1,710,000
Multi-Managed Income/Equity	2.48	2,475,000
Multi-Managed Income	3.26	3,255,000
Large Cap Value	0.24	240,000
Mid Cap Growth	0.63	625,000
Diversified Fixed Income	2.53	2,520,000
Real Return	6.53	6,515,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

BNP Paribas SA, dated September 30, 2011, bearing interest at a rate of 0.02% per annum, with a principal amount of $99,720,000, a repurchase price of $99,720,166, and a maturity date of October 3, 2011. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	6.25%	5/15/30	$66,019,500	$102,969,789

As of September 30, 2011, the following portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Interest	Principal Amount
Multi-Managed Growth	0.49%	$440,000
Multi-Managed Moderate Growth	1.72	1,555,000
Multi-Managed Income/Equity	2.48	2,250,000
Multi-Managed Income	3.26	2,955,000
Large Cap Value	0.24	220,000
Mid Cap Growth	0.63	570,000
Diversified Fixed Income	2.53	2,295,000
Real Return	6.53	5,920,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Deutsche Bank AG, dated September 30, 2011, bearing interest at a rate of 0.02% per annum, with a principal amount of $90,660,000, a repurchase price of $90,660,151, and a maturity date of October 3, 2011. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.50%	12/31/13	$89,535,000	$108,407,299

As of September 30, 2011, the following portfolios held an undivided interest in the joint repurchase agreement with Royal Bank of Scotland:

Portfolio	Percentage Interest	Principal Amount
Multi-Managed Growth	0.49%	$485,000
Multi-Managed Moderate Growth	1.71	1,710,000
Multi-Managed Income/Equity	2.48	2,475,000
Multi-Managed Income	3.26	3,255,000
Large Cap Value	0.24	240,000
Mid Cap Growth	0.63	625,000
Diversified Fixed Income	2.53	2,520,000
Real Return	6.53	6,515,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Royal Bank of Scotland, dated September 30, 2011, bearing interest at a rate of 0.04% per annum, with a principal amount of $99,720,000, a repurchase price of $99,720,332, and a maturity date of October 3, 2011. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.75%	2/15/19	$93,616,000	$102,399,814

As of September 30, 2011, the following portfolios held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.72%	$2,353,000
Multi-Managed Moderate Growth	1.21	3,978,000
Large Cap Growth	0.14	457,000
Mid Cap Growth	0.79	2,574,000
Mid Cap Value	0.81	2,667,000
Small Cap	0.19	633,000
Diversified Fixed Income	1.73	5,657,000
Focus Growth	0.62	2,015,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated September 30, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $327,426,000, a repurchase price of $327,426,273, and a maturity date of October 3, 2011. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.25%	10/31/15	$100,000,000	$102,730,600
U.S. Treasury Notes	1.88	9/30/17	5,500,000	5,706,250
U.S. Treasury Notes	4.25	8/15/14	147,285,000	164,222,775
U.S. Treasury Notes	4.25	8/15/15	53,650,000	61,316,102

As of September 30, 2011, the following portfolios held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

Portfolio	Percentage Interest	Principal Amount
Multi-Managed Growth	0.49%	$560,000
Multi-Managed Moderate Growth	1.72	1,970,000
Multi-Managed Income/Equity	2.48	2,845,000
Multi-Managed Income	3.26	3,740,000
Large Cap Value	0.24	280,000
Mid Cap Growth	0.63	720,000
Diversified Fixed Income	2.53	2,900,000
Real Return	6.53	7,490,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated September 30, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $114,670,000, a repurchase price of $114,670,096, and a maturity date of October 3, 2011. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.75%	7/31/15	$70,000,000	$73,227,277
U.S. Treasury Notes	2.13	11/30/14	41,815,600	44,303,846

Stripped Mortgage-Backed Securities:  Stripped Mortgage-Backed Securities ("SMBS") are derivative of multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBSs have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio's yield.

Mortgage-Backed Dollar Rolls:  During the period ended September 30, 2011, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth, and Diversified Fixed Income Portfolios entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Trust accounts for the TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date into which the transaction is entered. The Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income and Asset Allocation: Diversified Growth Portfolios had TBA Rolls outstanding at year end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities.

Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Portfolio's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may not exceed the transaction costs. For the period ended September 30, 2011, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolios had realized gains (losses) from mortgage-backed dollar rolls of $355,227, $1,284,988, $1,399,898, $1,806,918, $62,656 and $725,781 respectively.

4.  Federal Income Taxes: The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, foreign taxes payable, basis adjustments on investments involved in mergers, investments in partnerships, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended March 31, 2011
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains	Return of Capital
Multi-Managed Growth	$531,443	$(7,186,421)	$12,818,248	$515,766	$—	$—
Multi-Managed Moderate Growth	2,170,681	4,992,623	18,374,897	2,563,539	—	—
Multi-Managed Income/Equity	3,120,013	1,329,818	9,290,435	3,631,228	—	—
Multi-Managed Income	3,256,992	2,001,911	5,019,552	2,749,247	—	—
Asset Allocation: Diversified Growth	3,663,593	(36,999,713)	22,274,539	6,329,161	—	—
Stock	—	(14,749,961)	45,511,493	—	—	—
Large Cap Growth	625,741	(7,806,153)	57,837,583	282,296	—	—
Large Cap Value	3,784,693	(39,739,277)	20,806,697	4,876,607	—	—
Mid Cap Growth	—	(4,248,182)	22,764,470	—	—	—
Mid Cap Value	802,950	(32,756,044)	26,652,110	816,223	—	—
Small Cap	—	(26,590,257)	40,456,209	—	—	—
International Equity	3,659,877	(96,559,267)	26,316,903	4,377,529	—	—
Diversified Fixed Income	14,138,667	3,520,899	10,056,417	11,215,290	—	—
Real Return	—	(8,381,535)	9,935,549	2,252,006	—	—
Cash Management	—	(1,131,690)	(6,493)	—	—	—
Focus Growth	—	6,860,391	36,137,285	—	—	—
Focus Value	989,842	(35,013,943)	17,610,337	1,573,475	—	—
Allocation Growth	985,718	(21,852,326)	(3,097,678)	1,327,649	—	—
Allocation Moderate Growth	6,723,716	(38,017,021)	31,085,969	8,983,374	—	—
Allocation Moderate	3,580,973	(16,824,372)	11,892,431	5,057,072	—	—
Allocation Balanced	3,084,736	(6,550,341)	15,713,038	4,082,234	—	—

*  Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of March 31, 2011, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Fund	2012	2013	2014	2015	2016	2017	2018	2019
Multi-Managed Growth	$1,872,424	$—	$—	$—	$221,445	$5,092,552	$—	$—
Multi-Managed Moderate Growth	—	—	—	—	—	—	—	—
Multi-Managed Income/Equity	—	—	—	—	—	—	—	—
Multi-Managed Income	—	—	—	—	—	—	—	—
Asset Allocation: Diversified Growth	—	—	—	—	—	12,785,059	24,214,654	—
Stock	—	—	—	—	—	—	14,749,961	—
Large Cap Growth	—	—	—	—	—	—	7,806,153	—
Large Cap Value	—	—	—	—	—	1,115,333	38,623,944	—
Mid Cap Growth	—	—	—	—	—	—	4,248,182	—
Mid Cap Value	—	—	—	—	—	—	32,756,044	—
Small Cap	—	—	—	—	—	25,619,930	970,327	—
International Equity	—	—	—	—	—	36,288,761	60,270,506	—
Diversified Fixed Income	—	—	—	—	—	—	—	—
Real Return	—	—	—	—	—	1,727,605	6,122,502	531,428
Cash Management	—	—	—	—	160,999	960,064	10,607	20
Focus Growth*	—	—	—	—	—	2,777,351	—	—
Focus Value	—	—	—	—	—	8,413,589	26,600,354	—
Allocation Growth	—	—	—	—	—	1,037,877	9,582,828	11,231,621
Allocation Moderate Growth	—	—	—	—	—	—	20,361,890	17,655,131
Allocation Moderate	—	—	—	—	—	—	9,897,644	6,926,728
Allocation Balanced	—	—	—	—	—	—	4,484,347	2,065,994

*  Certain capital loss carryforward amounts may be subject to limitations on their use pursuant to applicable U.S. Federal Income Tax Law.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Under the current law, losses realized after October 31 and prior to the Portfolio's fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended March 31, 2011, the Portfolios elected to defer losses as follows:

Portfolio	Deferred Post- October Capital Loss	Deferred Post- October Currency Loss	Deferred Post- October PFIC Loss
Multi-Managed Growth	$—	$—	$—
Multi-Managed Moderate Growth	—	—	—
Multi-Managed Income/Equity	—	—	—
Multi-Managed Income	—	—	—
Asset Allocation: Diversified Growth	—	111,971	—
Stock	—	—	—
Large Cap Growth	—	—	—
Large Cap Value	—	309	—
Mid Cap Growth	—	20,855	—
Mid Cap Value	—	—	—
Small Cap	—	—	—
International Equity	—	219,633	114,613
Diversified Fixed Income	—	—	—
Real Return	—	3,399,644	—
Cash Management	1,102,625	—	—
Focus Growth	1,792,155	—	—
Focus Value	—	609	—
Allocation Growth	729,943	—	—
Allocation Moderate Growth	2,096,026	—	—
Allocation Moderate	21,670	—	—
Allocation Balanced	58,406	—	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Multi-Managed Growth	$5,909,275	$(6,585,470)	$(676,195)	$74,884,301
Multi-Managed Moderate Growth	9,352,906	(9,925,222)	(572,316)	147,506,136
Multi-Managed Income/Equity	5,928,301	(5,050,134)	878,167	120,808,927
Multi-Managed Income	4,149,419	(2,889,937)	1,259,482	120,201,899
Asset Allocation: Diversified Growth	9,765,834	(22,884,134)	(13,118,300)	183,372,842
Stock	26,591,814	(10,346,800)	16,245,014	114,568,292
Large Cap Growth	24,052,429	(19,915,233)	4,137,196	235,114,698
Large Cap Value	13,618,839	(52,532,633)	(38,913,794)	290,339,847
Mid Cap Growth	8,210,241	(11,374,834)	(3,164,593)	93,799,403
Mid Cap Value	4,833,504	(22,715,916)	(17,882,412)	191,954,273
Small Cap	9,069,060	(15,271,881)	(6,202,821)	113,230,445
International Equity	9,672,533	(52,677,999)	(43,005,466)	296,831,658
Diversified Fixed Income	21,175,066	(4,119,208)	17,055,858	468,182,187
Real Return	11,269,297	(1,904,926)	9,364,371	295,042,584
Cash Management	2,982	(10,603)	(7,621)	89,682,210
Focus Growth	14,456,785	(16,874,312)	(2,417,527)	133,985,147
Focus Value	2,726,069	(6,578,644)	(3,852,575)	70,474,050
Allocation Growth	3,729,937	(24,201,369)	(20,471,432)	126,952,753
Allocation Moderate Growth	21,230,987	(63,030,740)	(41,799,753)	627,689,371
Allocation Moderate	13,786,292	(31,803,979)	(18,017,687)	326,292,796
Allocation Balanced	10,376,925	(14,818,818)	(4,441,893)	248,607,027

5.  Investment Advisory and Management Agreement, and Service Agreement (12b-1 Plan): SAAMCo serves as investment adviser for all of the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs, to provide investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of SAAMCo. Pursuant to the Agreement entered into between the Adviser and the Trust, each Portfolio pays the Adviser a fee equal to the following percentage of average daily net assets:

Portfolio	Assets	Management Fees
Multi-Managed Growth	0-$250 million	0.89%
	> $250 million	0.84%
	> $500 million	0.79%
Multi-Managed Moderate Growth	0-$250 million	0.85%
	> $250 million	0.80%
	> $500 million	0.75%
Multi-Managed Income/Equity	0-$250 million	0.81%
	> $250 million	0.76%
	> $500 million	0.71%
Multi-Managed Income	0-$250 million	0.77%
	> $250 million	0.72%
	> $500 million	0.67%
Asset Allocation: Diversified Growth(1)	0-$250 million	0.85%
	> $250 million	0.80%
	> $500 million	0.75%
Stock	0-$250 million	0.85%
	> $250 million	0.80%
	> $500 million	0.75%
Large Cap Growth, Large Cap Value	0-$250 million	0.80%
	> $250 million	0.75%
	> $500 million	0.70%
Mid Cap Growth, Mid Cap Value, Small Cap	0-$250 million	0.85%
	> $250 million	0.80%
	> $500 million	0.75%
International Equity	0-$250 million	0.95%
	> $250 million	0.90%
	> $500 million	0.85%
Diversified Fixed Income	0-$200 million	0.70%
	> $200 million	0.65%
	> $400 million	0.60%
Real Return	0-$500 million	0.60%
	> $500 million	0.55%
Cash Management(2)	0-$100 million	0.475%
	> $100 million	0.45%
	> $500 million	0.425%
	> $1 billion	0.40%
Focus Growth	0-$250 million	1.00%
	> $250 million	0.95%
	> $500 million	0.90%
Focus Value	0-$250 million	1.00%
	> $250 million	0.95%
	> $500 million	0.90%
Allocation Growth,Allocation Moderate Growth, Allocation Moderate,Allocation Balanced	> 0	0.10%

(1) The Adviser voluntarily agreed, until further notice, to waive 0.10% of investment advisory fees for the Asset Allocation: Diversified Growth Portfolio. For the period ending September 30, 2011, the amount of advisory fees waived was $97,889.

(2) The Adviser shall be paid a composite fee based on the aggregate assets it manages for both Seasons Series Trust and SunAmerica Series Trust Cash Management Portfolios.

The Agreement authorizes SAAMCo to retain one or more subadvisers to make the investment decisions for the Portfolios, and to place the purchase and sale orders for portfolio transactions. The organizations described below act as Subadvisers (with the exception of SAAMCo, which acts as Adviser,) to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Each of the Subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SAAMCo, which pays the Subadvisers' fees. All subadvisory fees are payable by the Adviser to the respective Subadviser and do not increase Portfolio expenses. Portfolio management is allocated among the following Managers:

Portfolio	Subadviser
Multi-Managed Growth	Janus
Lord Abbett
PineBridge
SAAMCo
WMC
Multi-Managed Moderate Growth	Janus
Lord Abbett
PineBridge
SAAMCo
WMC
Multi-Managed Income/Equity	Janus
Lord Abbett
PineBridge
WMC
Multi-Managed Income	Janus
Lord Abbett
PineBridge
WMC
Asset Allocation: Diversified Growth	Putnam Investment Management, LLC
Stock	T. Rowe Price Associates, Inc. ("T. Rowe Price")
Large Cap Growth	Goldman Sachs Asset Management, L.P.
Janus
SAAMCo
Large Cap Value	SAAMCo
T. Rowe Price
WMC
Mid Cap Growth	SAAMCo
T. Rowe Price
WMC
Mid Cap Value	Goldman Sachs Asset Management, L.P.
Lord Abbett
SAAMCo
Small Cap	ClearBridge Advisors, LLC ("ClearBridge")
SAAMCo
International Equity	Janus
Lord Abbett
PineBridge
Diversified Fixed Income	PineBridge
SAAMCo
WMC
Real Return	WMC
Cash Management	BofA Advisors, LLC
Focus Growth	Janus
Marsico Capital Management, LLC ("Marsico")
SAAMCo
Focus Value	J.P. Morgan Investment Management, Inc.
Northern Trust Investments, N.A.
Third Avenue Management, LLC
Allocation Growth	Ibbotson Associates Advisors, LLC
Allocation Moderate Growth	Ibbotson Associates Advisors, LLC
Allocation Moderate	Ibbotson Associates Advisors, LLC
Allocation Balanced	Ibbotson Associates Advisors, LLC

The Adviser has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the Portfolios' average net assets (Annual operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principals, or acquired fund fees and expenses.):

Portfolio	Class 1	Class 2	Class 3
Small Cap	1.15%	1.30%	1.40%
International Equity	1.30	1.45	1.55
Focus Growth	1.30	1.45	1.55
Focus Value	N/A	1.45	1.55
Allocation Balanced	N/A	N/A	0.35

The Adviser also may voluntarily waive fees or reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Further, any waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years of making such waivers and reimbursements, provided that the Portfolio is able to effect such payments to the Adviser and remain in compliance with the foregoing expense limitations. As of September 30, 2011, none of the Portfolio's listed above were subject to reimbursement. In addition, none of the Portfolio's had balances subject to recoupment.

Class 2 and Class 3 shares of each Portfolio, excluding the Seasons Managed Allocation Portfolios, are subject to Rule 12b-1 plans that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of Class 2 and Class 3 shares. The service fees were used to compensate the Life Companies for costs associated with the servicing of Class 2 and Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 and Class 3 shares. Accordingly, for the period ended September 30, 2011, service fees were paid (see Statement of Operations) based on the aforementioned rates.

On September 27, 2011, September 30, 2011, and October 3, 2011 the Asset Allocation: Diversified Growth Portfolio purchased 7,088, 3,446 and 426 shares, respectively of the SPDR S&P 500 ETF Trust, an exchange traded fund ("ETF"), that caused the Portfolio to exceed its registration statement limitation of investing more than 5% of the value of the Portfolio's assets in any one investment company. Subsequent to the period ended September 30, 2011, the Portfolio sold shares of the SPDR S&P 500 ETF Trust reducing the Portfolio's position to less than 5% of assets and resulting in a gain of $46,304 to the Portfolio.

On September 22, 2008, American International Group, Inc. ("AIG"), the ultimate parent of SAAMCo., entered into a revolving credit facility ("FRBNY Credit Facility") with the Federal Reserve Bank of New York ("NY Fed"). In connection with the FRBNY Credit Facility, on March 4, 2009, AIG issued its Series C Perpetual, Convertible, Participating Preferred Stock (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"). The Series C Preferred Stock was entitled to approximately 77.8% of the voting power of AIG's outstanding stock.

On January 14, 2011, AIG completed a series of previously announced integrated transactions (the "Recapitalization") to recapitalize AIG. In the Recapitalization, AIG repaid the NY Fed approximately $21 billion in cash, representing all amounts owing under the FRBNY Credit Facility and the facility was terminated. Also as part of the Recapitalization, (i) the Series C Preferred Stock was exchanged for shares of AIG Common Stock, which was then transferred to the U.S. Department of the Treasury, and the Trust, which had previously held all shares of the Series C Preferred Stock, was terminated, and, (ii) AIG's Series E Preferred Shares and Series F Preferred Shares were exchanged for shares of AIG Common Stock and a new Series G Preferred Shares (which functions as a $2 billion commitment to provide funding that AIG will have the discretion and option to use). As a result of the Recapitalization, the United States Treasury held a majority of outstanding shares of AIG Common Stock.

6.  Expense Reductions:  Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Portfolios set forth below have been reduced. For the period ended September 30, 2011, the amount of expense reductions received by each Portfolio used to offset the Portfolio's non-affiliated expenses were as follows:

Portfolio	Total Expense Reductions
Multi-Managed Growth	$1,658
Multi-Managed Moderate Growth	2,534
Multi-Managed Income/Equity	628
Multi-Managed Income	229
Asset Allocation: Diversified Growth	9,333
Stock	927
Large Cap Growth .	1,940

Portfolio	Total Expense Reductions
Large Cap Value .	$2,273
Mid Cap Growth .	605
Mid Cap Value	4,012
Small Cap	5,215
International Equity .	3,024
Focus Growth	13,058
Focus Value	2,521

7.  Purchases and Sales of Securities: The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended September 30, 2011 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
Multi-Managed Growth	$26,630,450	$34,861,596	$1,946,804	$2,973,171
Multi-Managed Moderate Growth	42,782,230	59,027,951	5,147,590	12,354,937
Multi-Managed Income/Equity	21,498,658	35,191,018	10,177,360	17,450,326
Multi-Managed Income	14,421,088	25,879,641	12,315,996	14,559,070
Asset Allocation:
Diversified Growth	59,171,375	60,247,002	6,103,565	5,392,217
Stock	18,174,685	33,785,562	—	—
Large Cap Growth	97,833,822	116,814,194	—	—
Large Cap Value	49,637,594	59,776,663	—	—
Mid Cap Growth	43,747,874	43,929,454	—	—
Mid Cap Value	75,613,036	46,249,886	—	—
Small Cap	64,124,996	114,649,589	—	—
International Equity	94,462,722	98,558,089	—	—
Diversified Fixed Income	136,501,697	116,265,137	171,419,604	193,384,090
Real Return	10,788,498	4,554,445	37,868,788	11,177,684
Cash Management	—	—	—	—
Focus Growth	115,746,864	123,566,768	—	—
Focus Value	16,809,246	16,434,268	—	—
Allocation Growth	21,436,272	28,272,138	—	—
Allocation Moderate Growth	120,266,783	110,831,782	—	—
Allocation Moderate	71,005,254	53,193,948	—	—
Allocation Balanced	50,016,333	29,043,376	—	—

8.  Capital Share Transactions: Transactions in capital shares of each class of each Portfolio were as follows:

	Multi-Managed Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011		For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	6,926	$109,288	33,374	$504,314	16,729	$258,525	158,989	$2,346,359
Reinvested dividends	—	—	7,509	116,154	—	—	12,861	198,680
Shares redeemed	(108,263)	(1,685,463)	(228,412)	(3,382,782)	(287,210)	(4,517,981)	(772,965)	(11,269,767)
Net increase (decrease)	(101,337)	$(1,576,175)	(187,529)	$(2,762,314)	(270,481)	$(4,259,456)	(601,115)	$(8,724,728)

	Multi-Managed Growth Portfolio
	Class 3
	For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	58,244	$901,238	254,974	$3,848,867
Reinvested dividends	—	—	13,025	200,932
Shares redeemed	(312,222)	(4,862,758)	(585,200)	(8,358,429)
Net increase (decrease)	(253,978)	$(3,961,520)	(317,201)	$(4,308,630)
	Multi-Managed Moderate Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011		For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,813	$25,414	63,994	$877,345	52,197	$750,293	558,207	$7,562,214
Reinvested dividends	—	—	23,206	323,752	—	—	89,546	1,247,058
Shares redeemed	(146,330)	(2,061,029)	(347,669)	(4,671,280)	(856,644)	(12,102,500)	(2,436,170)	(32,573,710)
Net increase (decrease)	(144,517)	$(2,035,615)	(260,469)	$(3,470,183)	(804,447)	$(11,352,207)	(1,788,417)	$(23,764,438)
	Multi-Managed Moderate Growth Portfolio
	Class 3
	For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	100,305	$1,422,528	516,085	$7,041,047
Reinvested dividends	—	—	71,379	992,729
Shares redeemed	(741,064)	(10,486,432)	(1,033,180)	(13,909,797)
Net increase (decrease)	(640,759)	$(9,063,904)	(445,716)	$(5,876,021)
	Multi-Managed Income/Equity Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011		For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,385	$30,206	76,530	$944,537	61,573	$769,946	519,817	$6,390,587
Reinvested dividends	—	—	37,218	456,139	—	—	161,183	1,971,958
Shares redeemed	(146,336)	(1,826,800)	(360,891)	(4,408,469)	(809,685)	(10,113,416)	(1,703,701)	(20,722,814)
Net increase (decrease)	(143,951)	$(1,796,594)	(247,143)	$(3,007,793)	(748,112)	$(9,343,470)	(1,022,701)	$(12,360,269)
	Multi-Managed Income/Equity Portfolio
	Class 3
	For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	59,965	$753,492	463,053	$5,678,508
Reinvested dividends	—	—	98,483	1,203,131
Shares redeemed	(585,527)	(7,306,213)	(885,955)	(10,778,347)
Net increase (decrease)	(525,562)	$(6,552,721)	(324,419)	$(3,896,708)

	Multi-Managed Income Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011		For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	14,094	$179,092	102,344	$1,265,956	177,595	$2,247,868	1,006,320	$12,419,197
Reinvested dividends	—	—	31,812	390,800	—	—	121,503	1,489,883
Shares redeemed	(149,190)	(1,887,181)	(290,666)	(3,610,020)	(651,484)	(8,217,930)	(1,856,797)	(23,024,721)
Net increase (decrease)	(135,096)	$(1,708,089)	(156,510)	$(1,953,264)	(473,889)	$(5,970,062)	(728,974)	$(9,115,641)
	Multi-Managed Income Portfolio
	Class 3
	For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	452,359	$5,707,944	910,389	$11,217,617
Reinvested dividends	—	—	70,925	868,564
Shares redeemed	(522,209)	(6,581,239)	(1,018,349)	(12,584,365)
Net increase (decrease)	(69,850)	$(873,295)	(37,035)	$(498,184)
	Asset Allocation: Diversified Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011		For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	128,434	$1,166,574	110,070	$975,495	618,524	$5,700,377	1,140,232	$10,239,544
Reinvested dividends	—	—	92,134	879,668	—	—	326,810	3,117,824
Shares redeemed	(290,387)	(2,826,697)	(844,796)	(7,856,606)	(1,378,592)	(13,493,657)	(4,511,032)	(41,740,555)
Net increase (decrease)	(161,953)	$(1,660,123)	(642,592)	$(6,001,443)	(760,068)	$(7,793,280)	(3,043,990)	$(28,383,187)
	Asset Allocation: Diversified Growth Portfolio
	Class 3
	For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	722,696	$6,728,732	1,142,984	$10,506,151
Reinvested dividends	—	—	244,732	2,331,669
Shares redeemed	(1,193,914)	(11,628,236)	(2,396,045)	(22,153,369)
Net increase (decrease)	(471,218)	$(4,899,504)	(1,008,329)	$(9,315,549)
	Stock Portfolio
	Class 1				Class 2
	For the six months ended September 39, 2011 (unaudited)		For the year ended March 31, 2011		For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	42,136	$627,964	61,714	$795,032	211,796	$3,133,487	591,527	$7,695,449
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(171,514)	(2,553,435)	(520,492)	(7,211,184)	(764,931)	(11,395,997)	(2,626,462)	(35,876,707)
Net increase (decrease)	(129,378)	$(1,925,471)	(458,778)	$(6,416,152)	(553,135)	$(8,262,510)	(2,034,935)	$(28,181,258)

	Stock Portfolio
	Class 3
	For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	283,559	$4,156,109	599,483	$8,069,458
Reinvested dividends	—	—	—	—
Shares redeemed	(681,999)	(10,076,743)	(1,468,472)	(20,023,770)
Net increase (decrease)	(398,440)	$(5,920,634)	(868,989)	$(11,954,312)
	Large Cap Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011		For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,198	$20,047	139,455	$1,266,456	87,404	$832,589	1,687,556	$15,041,854
Shares issued in merger†	—	—	109,114	977,304	—	—	1,359,801	12,019,837
Reinvested dividends	—	—	1,505	14,551	—	—	9,357	89,245
Shares redeemed	(81,448)	(786,297)	(230,288)	(2,072,742)	(864,807)	(8,367,850)	(2,944,934)	(26,362,665)
Net increase (decrease)	(79,250)	$(766,250)	19,786	$185,569	(777,403)	$(7,535,261)	111,780	$788,271
	Large Cap Growth Portfolio
	Class 3
	For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	4,529,373	$42,642,962	3,613,961	$31,997,378
Shares issued in merger†	—	—	1,032,214	9,061,268
Reinvested dividends	—	—	18,832	178,500
Shares redeemed	(5,828,529)	(52,796,358)	(4,570,750)	(40,603,831)
Net increase (decrease)	(1,299,156)	$(10,153,396)	94,257	$633,315
	Large Cap Value Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011		For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	31,971	$354,250	22,258	$237,137	138,940	$1,548,303	336,449	$3,541,445
Reinvested dividends	—	—	9,283	100,563	—	—	74,696	808,052
Shares redeemed	(104,073)	(1,130,973)	(105,862)	(1,121,268)	(581,580)	(6,365,899)	(1,312,973)	(13,783,518)
Net increase (decrease)	(72,102)	$(776,723)	(74,321)	$(783,568)	(442,640)	$(4,817,596)	(901,828)	$(9,434,021)

†  See Note 2

	Large Cap Value Portfolio
	Class 3
	For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	2,790,878	$29,615,480	2,460,004	$25,719,916
Reinvested dividends	—	—	367,107	3,967,992
Shares redeemed	(3,681,240)	(36,516,906)	(4,480,701)	(47,399,684)
Net increase (decrease)	(890,362)	$(6,901,426)	(1,653,590)	$(17,711,776)
	Mid Cap Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011		For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	41,670	$538,550	60,770	$670,870	108,980	$1,306,128	304,621	$3,322,256
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(49,765)	(623,446)	(109,307)	(1,154,669)	(510,032)	(6,198,170)	(1,217,380)	(13,075,229)
Net increase (decrease)	(8,095)	$(84,896)	(48,537)	$(483,799)	(401,052)	$(4,892,042)	(912,759)	$(9,752,973)
	Mid Cap Growth Portfolio
	Class 3
	For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	1,571,037	$16,800,543	808,716	$8,122,518
Reinvested dividends	—	—	—	—
Shares redeemed	(862,002)	(10,299,264)	(1,768,023)	(18,610,942)
Net increase (decrease)	709,035	$6,501,279	(959,307)	$(10,488,424)
	Mid Cap Value Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011		For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	9,233	$127,148	29,673	$388,492	74,720	$974,528	321,937	$4,095,570
Reinvested dividends	—	—	2,693	35,686	—	—	21,462	283,853
Shares redeemed	(79,282)	(1,074,480)	(99,014)	(1,186,951)	(459,378)	(6,284,956)	(1,001,278)	(12,567,790)
Net increase (decrease)	(70,049)	$(947,332)	(66,648)	$(762,773)	(384,658)	$(5,310,428)	(657,879)	$(8,188,367)

	Mid Cap Value Portfolio
	Class 3
	For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	3,372,106	$42,348,180	2,575,899	$33,462,263
Reinvested dividends	—	—	37,610	496,684
Shares redeemed	(407,713)	(5,485,016)	(1,800,738)	(21,888,767)
Net increase (decrease)	2,964,393	$36,863,164	812,771	$12,070,180
	Small Cap Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011		For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,845	$32,996	12,640	$112,639	163,712	$1,461,633	386,966	$3,303,771
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(47,835)	(459,186)	(106,905)	(904,417)	(499,546)	(4,728,591)	(1,352,934)	(11,419,441)
Net increase (decrease)	(43,990)	$(426,190)	(94,265)	$(791,778)	(335,834)	$(3,266,958)	(965,968)	$(8,115,670)
	Small Cap Portfolio
	Class 3
	For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	995,959	$8,761,810	2,335,612	$20,170,098
Reinvested dividends	—	—	—	—
Shares redeemed	(6,763,742)	(59,196,331)	(4,300,347)	(35,171,680)
Net increase (decrease)	(5,767,783)	$(50,434,521)	(1,964,735)	$(15,001,582)
	International Equity Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011		For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,212	$49,867	20,145	$154,676	202,598	$1,561,611	832,562	$6,204,056
Reinvested dividends	—	—	9,913	76,195	—	—	89,607	688,944
Shares redeemed	(83,791)	(664,128)	(221,785)	(1,667,151)	(945,751)	(7,413,715)	(2,368,826)	(17,516,306)
Net increase (decrease)	(76,579)	$(614,261)	(191,727)	$(1,436,280)	(743,153)	$(5,852,104)	(1,446,657)	$(10,623,306)
	International Equity Portfolio
	Class 3
	For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	3,209,838	$23,807,534	5,120,936	$37,859,072
Reinvested dividends	—	—	470,658	3,612,390
Shares redeemed	(4,422,902)	(32,359,811)	(3,622,810)	(26,966,965)
Net increase (decrease)	(1,213,064)	$(8,552,277)	1,968,784	$14,504,497

	Diversified Fixed Income Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011		For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	36,205	$428,274	65,868	$758,680	510,826	$6,084,569	1,440,260	$16,622,454
Reinvested dividends	—	—	14,487	164,526	—	—	165,971	1,881,848
Shares redeemed	(85,558)	(1,016,071)	(148,035)	(1,714,225)	(1,077,729)	(12,696,004)	(2,891,278)	(33,252,427)
Net increase (decrease)	(49,353)	$(587,797)	(67,680)	$(791,019)	(566,903)	$(6,611,435)	(1,285,047)	$(14,748,125)
	Diversified Fixed Income Portfolio
	Class 3
	For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	7,890,902	$93,961,257	11,187,353	$130,046,954
Reinvested dividends	—	—	811,302	9,168,916
Shares redeemed	(4,421,804)	(52,329,321)	(6,334,721)	(72,658,076)
Net increase (decrease)	3,469,098	$41,631,936	5,663,934	$66,557,794
	Real Return Portfolio
	Class 3
	For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	8,816,217	$87,515,041	17,083,829	$164,274,242
Reinvested dividends	—	—	237,112	2,252,006
Shares redeemed	(5,542,606)	(55,311,189)	(7,723,678)	(74,355,635)
Net increase (decrease)	3,273,611	$32,203,852	9,597,263	$92,170,613
	Cash Management Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011		For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	41,596	$447,364	63,716	$686,983	1,395,831	$14,955,688	3,209,035	$34,495,233
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(26,326)	(283,133)	(145,048)	(1,563,588)	(1,708,763)	(18,310,820)	(4,626,239)	(49,737,070)
Net increase (decrease)	15,270	$164,231	(81,332)	$(876,605)	(312,932)	$(3,355,132)	(1,417,204)	$(15,241,837)
	Cash Management Portfolio
	Class 3
	For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	3,862,774	$41,269,812	3,315,870	$35,583,608
Reinvested dividends	—	—	—	—
Shares redeemed	(2,564,935)	(27,410,236)	(4,704,435)	(50,486,240)
Net increase (decrease)	1,297,839	$13,859,575	(1,388,565)	$(14,902,632)

	Focus Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011		For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	51,171	$525,289	87,037	$820,269	162,986	$1,656,449	4,044,831	$34,473,360
Shares issued in merger†	—	—	—	—	—	—	3,790,290	32,149,811
Reinvested dividends	375	3,670	—	—	4,570	44,036	—	—
Shares redeemed	(23,076)	(231,925)	(63,370)	(561,417)	(1,069,031)	(10,841,757)	(5,638,766)	(48,957,597)
Net increase (decrease)	28,470	$297,034	23,667	$258,852	(901,475)	$(9,141,272)	2,196,355	$17,665,574
	Focus Growth Portfolio
	Class 3
	For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	1,644,993	$15,939,053	6,289,522	$53,326,181
Shares issued in merger†	—	—	4,392,746	36,940,132
Reinvested dividends	5,743	54,842	—	—
Shares redeemed	(1,552,583)	(15,822,514)	(6,122,482)	(52,818,111)
Net increase (decrease)	98,153	$171,381	4,559,786	$37,448,202
	Focus Value Portfolio
	Class 2				Class 3
	For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011		For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	39,929	$463,037	133,599	$1,610,174	502,224	$5,759,798	321,696	$3,856,040
Reinvested dividends	—	—	45,622	563,320	—	—	81,971	1,010,155
Shares redeemed	(371,158)	(4,510,981)	(845,450)	(9,983,439)	(270,629)	(3,320,635)	(517,349)	(6,212,741)
Net increase (decrease)	(331,229)	$(4,047,944)	(666,229)	$(7,809,943)	231,595	$2,439,163	(113,682)	$(1,346,546)
	Allocation Growth Portfolio
	Class 3
	For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	859,178	$8,069,615	1,849,570	$16,943,021
Reinvested dividends	—	—	140,715	1,327,649
Shares redeemed	(1,534,045)	(14,635,839)	(3,639,644)	(32,502,910)
Net increase (decrease)	(674,867)	$(6,566,225)	(1,649,359)	$(14,232,240)

†  See Note 2

	Allocation Moderate Growth Portfolio
	Class 3
	For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	6,656,586	$70,521,320	10,802,739	$109,272,425
Reinvested dividends	—	—	867,860	8,983,374
Shares redeemed	(5,835,147)	(61,738,686)	(8,841,160)	(88,154,708)
Net increase (decrease)	821,439	$8,782,634	2,829,439	$30,101,091
	Allocation Moderate Portfolio
	Class 3
	For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	5,475,403	$57,412,145	8,444,552	$85,351,973
Reinvested dividends	—	—	493,707	5,057,072
Shares redeemed	(3,761,436)	(39,404,161)	(5,313,907)	(53,031,923)
Net increase (decrease)	1,713,967	$18,007,984	3,624,352	$37,377,122
	Allocation Balanced Portfolio
	Class 3
	For the six months ended September 30, 2011 (unaudited)		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	5,103,503	$54,390,965	8,408,305	$86,663,963
Reinvested dividends	—	—	390,207	4,082,234
Shares redeemed	(3,147,684)	(33,825,529)	(4,436,911)	(45,911,213)
Net increase (decrease)	1,955,820	$20,565,436	4,361,601	$44,834,984

9.   Transactions with Affiliates: During the period, the following portfolios incurred brokerage commissions with brokers which are affiliates of a sub-adviser:

Portfolio	Goldman Sachs & Co.
Mid Cap Value	$1,526

As disclosed in the Portfolio of Investments, certain Portfolios own securities issued by AIG or an affiliate thereof. During the period ended September 30, 2011, the following Portfolios recorded realized gain (loss) and income on security transactions of AIG and affiliates of AIG as follows:

Portfolio	Security	Income	Value at March 31, 2011	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2011
Large Cap Value	AIG	$—	$87,323	$155,749	$15,587	$(511,245)	$445,883	$162,123
Mid Cap Value	AIG	—	107,563	5,159	90,581	(18,102)	(4,039)	—
Allocation Growth	Various
	Seasons Series
	Trust Portfolios*	2,978	137,228,598	21,435,597	28,272,138	(6,536,982)	(17,373,754)	106,481,321

Portfolio	Security	Income	Value at March 31, 2011	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2011
Allocation Moderate Growth	Various
	Seasons Series
	Trust Portfolios*	$11,192	$667,670,332	$119,891,338	$110,831,782	$(17,954,548)	$(72,885,722)	$585,889,618
Allocation Moderate	Various
	Seasons Series
	Trust Portfolios*	5,665	328,436,242	70,999,355	53,193,948	(8,056,422)	(29,910,118)	308,275,109
Allocation Balanced	Various
	Seasons Series
	Trust Portfolios*	2,154	242,560,791	50,082,680	29,043,376	719,970	(20,154,931)	244,165,134

*  See Portfolio of Investments for details

The Managed Allocation Portfolios do not invest in underlying Seasons Series Trust Portfolios for the purpose of exercising management or control; however, investments by the Managed Allocation Portfolios within the set limits may represent a significant portion of an underlying Seasons Series Trust Portfolio's net assets. At September 30, 2011, each Managed Allocation Portfolio held less than 45% of the outstanding Class 3 shares of any underlying Seasons Series Trust Portfolio. In addition, the Managed Allocation Portfolios, in the aggregate, held less than 89% of the outstanding Class 3 shares of any underlying Seasons Series Trust Portfolio.

10.   Investment Concentrations: All Portfolios except the Cash Management Portfolio may invest internationally, including in "emerging market" countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Equity Portfolio, which at September 30, 2011 had approximately 20.2% and 23.0% of its net assets invested in equity and fixed income securities of companies domiciled in Japan and the United Kingdom, respectively.

The Portfolios may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Multi-Managed Income/Equity, Multi-Managed Income and Diversified Fixed Income Portfolios' concentration in such investments, it may be subject to risks associated with the U.S. Government. At the end of the period, the Portfolios had 36.3%, 44.3% and 25.8%, respectively, of their total net assets invested in such securities.

11.  Lines of Credit:  The SunAmerica family of mutual funds has established a $75 million committed and $50 million uncommitted line of credit with State Street Bank and Trust Company, the Trust's custodian. Interest is currently payable at the higher of the Federal Funds Rate or London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Prior to September 16, 2011 the commitment fee was 12.5 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. For the period ended September 30, 2011, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Multi-Managed Growth	2	$14	$174,716	1.40%
Multi-Managed Moderate Growth	18	141	202,432	1.40
Multi-Managed Income/Equity	15	81	138,821	1.40
Multi-Managed Income	1	4	108,586	1.38
Asset Allocation: Diversified Growth	1	12	312,993	1.37
Stock	5	63	326,365	1.38
Large Cap Growth	9	1,510	4,327,281	1.39
Large Cap Value	3	58	499,311	1.40
Mid Cap Growth	5	53	278,793	1.38
Small Cap	17	1,110	1,693,199	1.39

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
International Equity	2	$41	$534,021	1.39
Diversified Fixed Income	29	2,223	1,980,741	1.39
Real Return	1	26	675,640	1.39
Allocation Growth	90	423	121,939	1.39
Allocation Moderate Growth	51	964	490,373	1.39
Allocation Moderate	39	1,027	682,231	1.39
Allocation Balanced	53	583	284,204	1.39

As of September 30, 2011, the following Portfolios had an outstanding borrowing:

Portfolio	Amount
Multi-Managed Moderate Growth	$36,001
Large Cap Growth	3,173,620
Large Cap Value	135,787
International Equity	717,836
Allocation Growth	122,878

12.  Interfund Lending Agreement: Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended September 30, 2011, none of the Portfolios participated in the program.

13.  Security Transactions with Affiliated Portfolios: The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated Portfolios under certain conditions approved by the board of trustees. The affiliated Portfolios involved in such transaction must have common investment adviser or investment advisers which are affiliated persons of each other, common trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transaction. For the period ended September 30, 2011, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from sales	Realized Gain\(Loss)
Stock	$15,706	$60,364	$16,257
Large Cap Value	14,670	—	—
Diversified Fixed Income	15,729,280	—	—

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income to average net assets(3)		Portfolio turnover
Multi-Managed Growth Portfolio Class 1
03/31/07	$13.13	$0.17	$0.81	$0.98	$(0.11)	$—	$—	$(0.11)	$14.00	7.52%	$36,033	1.07	%(1)	1.30	%(1)	154%
03/31/08	14.00	0.16	0.29	0.45	(0.27)	—	—	(0.27)	14.18	3.08 (2)	27,029	1.12		1.07		117
03/31/09	14.18	0.15	(3.95)	(3.80)	(0.20)	—	—	(0.20)	10.18	(26.72)	14,674	1.15		1.16		224
03/31/10	10.18	0.11	4.46	4.57	(0.25)	—	—	(0.25)	14.50	45.00	16,109	1.20		0.87		101
03/31/11	14.50	0.11	1.61	1.72	(0.12)	—	—	(0.12)	16.10	11.89	14,861	1.24		0.72		90
09/30/11@	16.10	0.04	(2.16)	(2.12)	—	—	—	—	13.98	(13.17)	11,490	1.27	#	0.56	#	35
Multi-Managed Growth Portfolio Class 2
03/31/07	13.10	0.15	0.82	0.97	(0.10)	—	—	(0.10)	13.97	7.39	82,496	1.21	(1)	1.15	(1)	154
03/31/08	13.97	0.14	0.28	0.42	(0.25)	—	—	(0.25)	14.14	2.88 (2)	67,550	1.27		0.92		117
03/31/09	14.14	0.13	(3.93)	(3.80)	(0.18)	—	—	(0.18)	10.16	(26.82)	33,168	1.30		1.01		224
03/31/10	10.16	0.09	4.46	4.55	(0.23)	—	—	(0.23)	14.48	44.89	38,021	1.35		0.71		101
03/31/11	14.48	0.09	1.59	1.68	(0.09)	—	—	(0.09)	16.07	11.64	32,548	1.39		0.57		90
09/30/11@	16.07	0.03	(2.16)	(2.13)	—	—	—	—	13.94	(13.25)	24,473	1.42	#	0.41	#	35
Multi-Managed Growth Portfolio Class 3
03/31/07	13.09	0.14	0.80	0.94	(0.08)	—	—	(0.08)	13.95	7.22	38,045	1.31	(1)	1.06	(1)	154
03/31/08	13.95	0.12	0.28	0.40	(0.23)	—	—	(0.23)	14.12	2.80 (2)	48,223	1.38		0.82		117
03/31/09	14.12	0.12	(3.92)	(3.80)	(0.17)	—	—	(0.17)	10.15	(26.89)	30,240	1.40		0.92		224
03/31/10	10.15	0.08	4.45	4.53	(0.22)	—	—	(0.22)	14.46	44.71	39,937	1.45		0.61		101
03/31/11	14.46	0.07	1.59	1.66	(0.08)	—	—	(0.08)	16.04	11.51	39,232	1.49		0.47		90
09/30/11@	16.04	0.02	(2.15)	(2.13)	—	—	—	—	13.91	(13.28)	30,494	1.52	#	0.31	#	35

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Gross custody credits of 0.01%

  (2)  The Portfolio's performance was increased by less than 0.12% from a reimbursement by an affiliate.

  (3)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/07	03/31/08	03/31/09	03/31/10	03/31/11	09/30/11#@
Multi-Managed Growth Portfolio Class 1	0.02%	0.01%	0.01%	0.00%	0.01%	0.00%
Multi-Managed Growth Portfolio Class 2	0.02	0.01	0.01	0.00	0.01	0.00
Multi-Managed Growth Portfolio Class 3	0.02	0.01	0.01	0.00	0.01	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income to average net assets(3)		Portfolio turnover
Multi-Managed Moderate Growth Portfolio Class 1
03/31/07	$13.06	$0.27	$0.70	$0.97	$(0.21)	$—	$—	$(0.21)	$13.82	7.43%	$44,695	0.96	%(1)	2.02	%(1)	169%
03/31/08	13.82	0.29	0.05	0.34	(0.35)	(0.22)	—	(0.57)	13.59	2.27 (2)	33,470	1.00		1.98		131
03/31/09	13.59	0.26	(3.22)	(2.96)	(0.37)	(0.36)	—	(0.73)	9.90	(21.59)	18,161	1.01		2.10		210
03/31/10	9.90	0.21	3.65	3.86	(0.41)	—	—	(0.41)	13.35	39.22	20,298	1.04		1.69		97
03/31/11	13.35	0.19	1.16	1.35	(0.25)	—	—	(0.25)	14.45	10.19	18,213	1.06		1.37		90
09/30/11@	14.45	0.08	(1.55)	(1.47)	—	—	—	—	12.98	(10.17)	14,487	1.08	#	1.16	#	30
Multi-Managed Moderate Growth Portfolio Class 2
03/31/07	13.03	0.25	0.69	0.94	(0.19)	—	—	(0.19)	13.78	7.22	183,279	1.11	(1)	1.87	(1)	169
03/31/08	13.78	0.26	0.07	0.33	(0.33)	(0.22)	—	(0.55)	13.56	2.22 (2)	153,903	1.15		1.83		131
03/31/09	13.56	0.24	(3.23)	(2.99)	(0.34)	(0.36)	—	(0.70)	9.87	(21.81)	79,325	1.16		1.94		210
03/31/10	9.87	0.19	3.64	3.83	(0.39)	—	—	(0.39)	13.31	39.04	93,527	1.19		1.54		97
03/31/11	13.31	0.17	1.17	1.34	(0.23)	—	—	(0.23)	14.42	10.10	75,501	1.21		1.22		90
09/30/11@	14.42	0.07	(1.55)	(1.48)	—	—	—	—	12.94	(10.26)	57,368	1.23	#	1.01	#	30
Multi-Managed Moderate Growth Portfolio Class 3
03/31/07	13.02	0.23	0.69	0.92	(0.17)	—	—	(0.17)	13.77	7.13	74,571	1.21	(1)	1.77	(1)	169
03/31/08	13.77	0.24	0.07	0.31	(0.32)	(0.22)	—	(0.54)	13.54	2.05 (2)	79,732	1.25		1.73		131
03/31/09	13.54	0.22	(3.21)	(2.99)	(0.33)	(0.36)	—	(0.69)	9.86	(21.87)	52,139	1.26		1.85		210
03/31/10	9.86	0.18	3.64	3.82	(0.38)	—	—	(0.38)	13.30	38.96	66,236	1.29		1.43		97
03/31/11	13.30	0.15	1.16	1.31	(0.22)	—	—	(0.22)	14.39	9.88	65,288	1.31		1.11		90
09/30/11@	14.39	0.07	(1.55)	(1.48)	—	—	—	—	12.91	(10.28)	50,306	1.33	#	0.91	#	30

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Gross custody credits of 0.01%

  (2)  The Portfolio's performance was increased by less than 0.14% from a reimbursement by an affiliate.

  (3)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/07	03/31/08	03/31/09	03/31/10	03/31/11	09/30/11#@
Multi-Managed Moderate Growth Portfolio Class 1	0.02%	0.01%	0.01%	0.00%	0.00%	0.00%
Multi-Managed Moderate Growth Portfolio Class 2	0.02	0.01	0.01	0.00	0.00	0.00
Multi-Managed Moderate Growth Portfolio Class 3	0.02	0.01	0.01	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Multi-Managed Income/Equity Portfolio Class 1
03/31/07	$12.47	$0.41	$0.40	$0.81	$(0.37)	$—	$—	$(0.37)	$12.91	6.51%	$32,657	0.93%		3.22%		147%
03/31/08	12.91	0.44	0.35	0.79	(0.51)	(0.20)	—	(0.71)	12.99	6.05	26,330	0.97		3.30		109
03/31/09	12.99	0.43	(2.30)	(1.87)	(0.62)	(0.60)	—	(1.22)	9.90	(14.12)	15,643	0.99		3.57		110
03/31/10	9.90	0.38	2.53	2.91	(0.67)	(0.07)	—	(0.74)	12.07	29.76	16,530	1.02		3.25		54
03/31/11	12.07	0.31	0.55	0.86	(0.41)	—	—	(0.41)	12.52	7.19	14,049	1.04		2.47		70
09/30/11@	12.52	0.15	(0.63)	(0.48)	—	—	—	—	12.04	(3.83)	11,784	1.07	#	2.31	#	26
Multi-Managed Income/Equity Portfolio Class 2
03/31/07	12.44	0.39	0.40	0.79	(0.35)	—	—	(0.35)	12.88	6.37	147,663	1.08		3.08		147
03/31/08	12.88	0.42	0.35	0.77	(0.49)	(0.20)	—	(0.69)	12.96	5.91	125,367	1.12		3.15		109
03/31/09	12.96	0.41	(2.29)	(1.88)	(0.60)	(0.60)	—	(1.20)	9.88	(14.23)	67,097	1.14		3.42		110
03/31/10	9.88	0.36	2.53	2.89	(0.66)	(0.07)	—	(0.73)	12.04	29.53	74,536	1.17		3.10		54
03/31/11	12.04	0.29	0.55	0.84	(0.39)	—	—	(0.39)	12.49	7.02	64,537	1.20		2.32		70
09/30/11@	12.49	0.14	(0.62)	(0.48)	—	—	—	—	12.01	(3.84)	53,067	1.22	#	2.16	#	26
Multi-Managed Income/Equity Portfolio Class 3
03/31/07	12.43	0.37	0.41	0.78	(0.34)	—	—	(0.34)	12.87	6.27	57,357	1.18		2.98		147
03/31/08	12.87	0.40	0.35	0.75	(0.48)	(0.20)	—	(0.68)	12.94	5.74	55,982	1.22		3.05		109
03/31/09	12.94	0.40	(2.30)	(1.90)	(0.58)	(0.60)	—	(1.18)	9.86	(14.37)	34,030	1.24		3.33		110
03/31/10	9.86	0.35	2.52	2.87	(0.64)	(0.07)	—	(0.71)	12.02	29.46	43,187	1.27		2.99		54
03/31/11	12.02	0.27	0.56	0.83	(0.38)	—	—	(0.38)	12.47	6.95	40,736	1.30		2.21		70
09/30/11@	12.47	0.13	(0.62)	(0.49)	—	—	—	—	11.98	(3.93)	32,850	1.32	#	2.06	#	26

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/07	03/31/08	03/31/09	03/31/10	03/31/11	09/30/11#@
Multi-Managed Income/Equity Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Multi-Managed Income/Equity Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Multi-Managed Income/Equity Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Multi-Managed Income Portfolio Class 1
03/31/07	$12.14	$0.48	$0.27	$0.75	$(0.47)	$(0.16)	$—	$(0.63)	$12.26	6.27%	$26,024	0.93%		3.85%		166%
03/31/08	12.26	0.50	0.13	0.63	(0.59)	(0.03)	—	(0.62)	12.27	5.17	21,103	0.98		3.94		121
03/31/09	12.27	0.49	(1.49)	(1.00)	(0.65)	(0.32)	—	(0.97)	10.30	(7.88)	12,585	0.99		4.22		123
03/31/10	10.30	0.45	2.07	2.52	(0.64)	(0.02)	—	(0.66)	12.16	24.67	15,061	1.03		3.86		45
03/31/11	12.16	0.35	0.36	0.71	(0.37)	—	—	(0.37)	12.50	5.87	13,524	1.05		2.81		74
09/30/11@	12.50	0.16	(0.18)	(0.02)	—	—	—	—	12.48	(0.16)	11,819	1.07	#	2.53	#	24
Multi-Managed Income Portfolio Class 2
03/31/07	12.12	0.46	0.26	0.72	(0.45)	(0.16)	—	(0.61)	12.23	6.04	101,778	1.07		3.71		166
03/31/08	12.23	0.47	0.14	0.61	(0.57)	(0.03)	—	(0.60)	12.24	5.03	89,971	1.13		3.79		121
03/31/09	12.24	0.48	(1.49)	(1.01)	(0.63)	(0.32)	—	(0.95)	10.28	(7.98)	51,085	1.14		4.07		123
03/31/10	10.28	0.43	2.07	2.50	(0.63)	(0.02)	—	(0.65)	12.13	24.45	59,005	1.18		3.70		45
03/31/11	12.13	0.33	0.36	0.69	(0.35)	—	—	(0.35)	12.47	5.72	51,560	1.20		2.65		74
09/30/11@	12.47	0.15	(0.17)	(0.02)	—	—	—	—	12.45	(0.16)	45,553	1.22	#	2.38	#	24
Multi-Managed Income Portfolio Class 3
03/31/07	12.11	0.44	0.27	0.71	(0.44)	(0.16)	—	(0.60)	12.22	5.94	32,909	1.17		3.61		166
03/31/08	12.22	0.46	0.14	0.60	(0.56)	(0.03)	—	(0.59)	12.23	4.93	36,395	1.23		3.69		121
03/31/09	12.23	0.46	(1.49)	(1.03)	(0.61)	(0.32)	—	(0.93)	10.27	(8.09)	26,657	1.24		3.98		123
03/31/10	10.27	0.42	2.07	2.49	(0.62)	(0.02)	—	(0.64)	12.12	24.36	33,118	1.28		3.60		45
03/31/11	12.12	0.31	0.36	0.67	(0.34)	—	—	(0.34)	12.45	5.56	33,572	1.30		2.55		74
09/30/11@	12.45	0.15	(0.18)	(0.03)	—	—	—	—	12.42	(0.24)	32,616	1.32	#	2.28	#	24

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/07	03/31/08	03/31/09	03/31/10	03/31/11	09/30/11#@
Multi-Managed Income Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Multi-Managed Income Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Multi-Managed Income Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income to average net assets(1)(2)		Portfolio turnover
Asset Allocation: Diversified Growth Portfolio Class 1
03/31/07	$12.69	$0.24	$1.43	$1.67	$(0.25)	$(0.19)	$—	$(0.44)	$13.92	13.28%		$63,929	0.94%		1.80%		84%
03/31/08	13.92	0.27	(0.88)	(0.61)	(0.28)	(1.10)	—	(1.38)	11.93	(5.30	)(3)	49,155	0.93		1.93		92
03/31/09	11.93	0.21	(4.16)	(3.95)	(0.64)	(1.02)	—	(1.66)	6.32	(33.40)		27,653	1.00		2.16		206
03/31/10	6.32	0.14	2.79	2.93	(0.07)	—	—	(0.07)	9.18	46.38		31,180	1.06		1.72		123
03/31/11	9.18	0.16	1.10	1.26	(0.30)	—	—	(0.30)	10.14	13.94		27,916	1.03		1.70		94
09/30/11@	10.14	0.10	(1.58)	(1.48)	—	—	—	—	8.66	(14.60)		22,442	1.07	#	2.05	#	36
Asset Allocation: Diversified Growth Portfolio Class 2
03/31/07	12.67	0.22	1.42	1.64	(0.23)	(0.19)	—	(0.42)	13.89	13.07		233,703	1.09		1.64		84
03/31/08	13.89	0.24	(0.87)	(0.63)	(0.26)	(1.10)	—	(1.36)	11.90	(5.45	)(3)	197,075	1.08		1.77		92
03/31/09	11.90	0.19	(4.14)	(3.95)	(0.62)	(1.02)	—	(1.64)	6.31	(33.51)		103,279	1.15		2.01		206
03/31/10	6.31	0.13	2.78	2.91	(0.05)	—	—	(0.05)	9.17	46.21		120,406	1.21		1.55		123
03/31/11	9.17	0.15	1.08	1.23	(0.28)	—	—	(0.28)	10.12	13.65		102,159	1.18		1.55		94
09/30/11@	10.12	0.09	(1.57)	(1.48)	—	—	—	—	8.64	(14.62)		80,623	1.22	#	1.90	#	36
Asset Allocation: Diversified Growth Portfolio Class 3
03/31/07	12.65	0.20	1.43	1.63	(0.22)	(0.19)	—	(0.41)	13.87	13.00		92,562	1.19		1.53		84
03/31/08	13.87	0.23	(0.87)	(0.64)	(0.25)	(1.10)	—	(1.35)	11.88	(5.54	)(3)	100,281	1.18		1.66		92
03/31/09	11.88	0.18	(4.12)	(3.94)	(0.61)	(1.02)	—	(1.63)	6.31	(33.48)		64,707	1.26		1.89		206
03/31/10	6.31	0.11	2.77	2.88	(0.04)	—	—	(0.04)	9.15	45.74		83,804	1.31		1.39		123
03/31/11	9.15	0.13	1.11	1.24	(0.28)	—	—	(0.28)	10.11	13.71		82,330	1.28		1.44		94
09/30/11@	10.11	0.09	(1.58)	(1.49)	—	—	—	—	8.62	(14.74)		66,169	1.32	#	1.80	#	36

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/07	03/31/08	03/31/09	03/31/10	03/31/11	09/30/11#@
Asset Allocation: Diversified Growth Portfolio Class 1	0.02%	0.00%	0.01%	0.01%	0.01%	0.01%
Asset Allocation: Diversified Growth Portfolio Class 2	0.02	0.00	0.01	0.01	0.01	0.01
Asset Allocation: Diversified Growth Portfolio Class 3	0.02	0.00	0.01	0.01	0.01	0.01

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/07	03/31/08	03/31/09	03/31/10	03/31/11	09/30/11#@
Asset Allocation: Diversified Growth Portfolio Class 1	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Asset Allocation: Diversified Growth Portfolio Class 2	0.10	0.10	0.10	0.10	0.10	0.10
Asset Allocation: Diversified Growth Portfolio Class 3	0.10	0.10	0.10	0.10	0.10	0.10

  (3)  The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)	Portfolio turnover
Stock Portfolio Class 1
03/31/07	$17.62	$0.06	$1.70	$1.76	$(0.05)	$(1.17)	$—	$(1.22)	$18.16	10.14%	$52,206	0.93%		0.32%	39%
03/31/08	18.16	0.04	(0.60)	(0.56)	(0.07)	(1.49)	—	(1.56)	16.04	(4.20)	40,425	0.95		0.23	58
03/31/09	16.04	0.04	(5.54)	(5.50)	(0.04)	(1.49)	—	(1.53)	9.01	(33.88)	22,607	0.95		0.27	52
03/31/10	9.01	(0.01)	4.35	4.34	(0.03)	—	—	(0.03)	13.32	48.21	25,427	0.96		(0.07)	52
03/31/11	13.32	(0.03)	2.37	2.34	—	—	—	—	15.66	17.57	22,716	0.96		(0.20)	37
09/30/11@	15.66	(0.02)	(2.30)	(2.32)	—	—	—	—	13.34	(14.81)	17,628	0.96	#	(0.26)#	11
Stock Portfolio Class 2
03/31/07	17.51	0.04	1.68	1.72	(0.03)	(1.17)	—	(1.20)	18.03	9.94	185,413	1.08		0.18	39
03/31/08	18.03	0.01	(0.59)	(0.58)	(0.05)	(1.49)	—	(1.54)	15.91	(4.37)	157,580	1.10		0.08	58
03/31/09	15.91	0.02	(5.49)	(5.47)	(0.01)	(1.49)	—	(1.50)	8.94	(33.97)	81,944	1.11		0.12	52
03/31/10	8.94	(0.02)	4.31	4.29	(0.01)	—	—	(0.01)	13.22	48.02	95,679	1.11		(0.22)	52
03/31/11	13.22	(0.05)	2.35	2.30	—	—	—	—	15.52	17.40	80,763	1.11		(0.35)	37
09/30/11@	15.52	(0.03)	(2.28)	(2.31)	—	—	—	—	13.21	(14.88)	61,450	1.11	#	(0.41)#	11
Stock Portfolio Class 3
03/31/07	17.47	0.02	1.67	1.69	(0.01)	(1.17)	—	(1.18)	17.98	9.81	74,581	1.18		0.08	39
03/31/08	17.98	(0.01)	(0.59)	(0.60)	(0.03)	(1.49)	—	(1.52)	15.86	(4.46)	82,341	1.21		(0.03)	58
03/31/09	15.86	0.00	(5.46)	(5.46)	—	(1.49)	—	(1.49)	8.91	(34.00)	52,723	1.21		0.02	52
03/31/10	8.91	(0.04)	4.30	4.26	(0.00)	—	—	(0.00)	13.17	47.82	68,615	1.21		(0.32)	52
03/31/11	13.17	(0.06)	2.33	2.27	—	—	—	—	15.44	17.24	67,066	1.21		(0.45)	37
09/30/11@	15.44	(0.04)	(2.26)	(2.30)	—	—	—	—	13.14	(14.90)	51,833	1.21	#	(0.51)#	11

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/07	03/31/08	03/31/09	03/31/10	03/31/11	09/30/11#@
Stock Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Stock Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Stock Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(2)		Ratio of net investment income to average net assets(2)		Portfolio turnover
Large Cap Growth Portfolio Class 1
03/31/07	$9.47	$0.03	$0.46	$0.49	$—	$—	$—	$—	$9.96	5.17%	$10,451	0.93	%(1)	0.34	%(1)	53%
03/31/08	9.96	0.02	0.39	0.41	(0.07)	(0.09)	—	(0.16)	10.21	3.96	8,166	0.90		0.18		60
03/31/09	10.21	0.01	(3.74)	(3.73)	—	(0.42)	—	(0.42)	6.06	(36.49)	3,801	0.92		0.16		54
03/31/10	6.06	0.03	2.97	3.00	—	—	—	—	9.06	49.50	4,730	0.91		0.33		45
03/31/11	9.06	0.05	0.99 (3)	1.04	(0.03)	—	—	(0.03)	10.07	11.45	5,452	0.90		0.52		29
09/30/11@	10.07	0.02	(1.30)	(1.28)	—	—	—	—	8.79	(12.71)	4,063	0.89	#	0.49	#	33
Large Cap Growth Portfolio Class 2
03/31/07	9.40	0.02	0.46	0.48	—	—	—	—	9.88	5.11	94,990	1.08	(1)	0.19	(1)	53
03/31/08	9.88	0.00	0.38	0.38	(0.05)	(0.09)	—	(0.14)	10.12	3.76	81,642	1.05		0.03		60
03/31/09	10.12	0.00	(3.71)	(3.71)	—	(0.42)	—	(0.42)	5.99	(36.63)	37,914	1.07		0.01		54
03/31/10	5.99	0.01	2.95	2.96	—	—	—	—	8.95	49.42	50,226	1.06		0.18		45
03/31/11	8.95	0.03	0.96 (3)	0.99	(0.01)	—	—	(0.01)	9.93	11.12	56,822	1.05		0.38		29
09/30/11@	9.93	0.02	(1.29)	(1.27)	—	—	—	—	8.66	(12.79)	42,829	1.04	#	0.35	#	33
Large Cap Growth Portfolio Class 3
03/31/07	9.38	0.01	0.45	0.46	—	—	—	—	9.84	4.90	140,327	1.18	(1)	0.11	(1)	53
03/31/08	9.84	(0.01)	0.39	0.38	(0.05)	(0.09)	—	(0.14)	10.08	3.69	168,979	1.15		(0.07)		60
03/31/09	10.08	(0.00)	(3.70)	(3.70)	—	(0.42)	—	(0.42)	5.96	(36.67)	143,136	1.17		(0.06)		54
03/31/10	5.96	0.01	2.92	2.93	—	—	—	—	8.89	49.16	218,545	1.16		0.08		45
03/31/11	8.89	0.02	0.96 (3)	0.98	(0.01)	—	—	(0.01)	9.86	10.99	243,321	1.15		0.18		29
09/30/11@	9.86	0.01	(1.27)	(1.26)	—	—	—	—	8.60	(12.78)	200,950	1.14	#	0.25	#	33

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Gross custody credit of 0.01%

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/07	03/31/08	03/31/09	03/31/10	03/31/11	09/30/11#@
Large Cap Growth Portfolio Class 1	0.00%	0.01%	0.01%	0.00%	0.00%	0.00%
Large Cap Growth Portfolio Class 2	0.00	0.01	0.01	0.00	0.00	0.00
Large Cap Growth Portfolio Class 3	0.00	0.00	0.01	0.00	0.00	0.00

  (3)  Includes the effect of a merger (see Note 2).

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)	Portfolio turnover
Large Cap Value Portfolio Class 1
03/31/07	$12.90	$0.20	$1.77	$1.97	$(0.13)	$(0.45)	$—	$(0.58)	$14.29	15.33%	$17,408	0.90%		1.47%	34%
03/31/08	14.29	0.24	(1.03)	(0.79)	(0.17)	(0.54)	—	(0.71)	12.79	(6.05)	13,278	0.89		1.64	37
03/31/09	12.79	0.25	(5.24)	(4.99)	(0.20)	(0.79)	—	(0.99)	6.81	(39.83)	5,654	0.89		2.34	56
03/31/10	6.81	0.15	3.71	3.86	(0.25)	—	—	(0.25)	10.42	57.01	5,999	0.89		1.63	47
03/31/11	10.42	0.16	1.37	1.53	(0.19)	—	—	(0.19)	11.76	14.89	5,894	0.89		1.47	43
09/30/11@	11.76	0.09	(2.26)	(2.17)	—	—	—	—	9.59	(18.45)	4,117	0.89	#	1.58 #	16
Large Cap Value Portfolio Class 2
03/31/07	12.87	0.18	1.77	1.95	(0.11)	(0.45)	—	(0.56)	14.26	15.22	129,525	1.05		1.32	34
03/31/08	14.26	0.22	(1.04)	(0.82)	(0.14)	(0.54)	—	(0.68)	12.76	(6.20)	96,771	1.04		1.49	37
03/31/09	12.76	0.23	(5.22)	(4.99)	(0.18)	(0.79)	—	(0.97)	6.80	(39.92)	41,858	1.04		2.20	56
03/31/10	6.80	0.14	3.70	3.84	(0.24)	—	—	(0.24)	10.40	56.69	54,278	1.04		1.47	47
03/31/11	10.40	0.14	1.38	1.52	(0.18)	—	—	(0.18)	11.74	14.74	50,646	1.04		1.32	43
09/30/11@	11.74	0.08	(2.25)	(2.17)	—	—	—	—	9.57	(18.48)	37,056	1.04	#	1.43 #	16
Large Cap Value Portfolio Class 3
03/31/07	12.86	0.16	1.77	1.93	(0.10)	(0.45)	—	(0.55)	14.24	15.06	189,817	1.15		1.23	34
03/31/08	14.24	0.20	(1.03)	(0.83)	(0.13)	(0.54)	—	(0.67)	12.74	(6.29)	253,167	1.14		1.42	37
03/31/09	12.74	0.22	(5.21)	(4.99)	(0.17)	(0.79)	—	(0.96)	6.79	(40.01)	196,450	1.14		2.18	56
03/31/10	6.79	0.13	3.70	3.83	(0.23)	—	—	(0.23)	10.39	56.63	257,747	1.14		1.37	47
03/31/11	10.39	0.13	1.37	1.50	(0.17)	—	—	(0.17)	11.72	14.57	271,347	1.14		1.21	43
09/30/11@	11.72	0.07	(2.24)	(2.17)	—	—	—	—	9.55	(18.52)	212,614	1.14	#	1.33 #	16
Mid Cap Growth Portfolio Class 1
03/31/07	14.82	(0.03)	1.00	0.97	—	(1.03)	—	(1.03)	14.76	6.78	13,109	1.01		(0.23)	71
03/31/08	14.76	(0.04)	(0.10)	(0.14)	—	(1.41)	—	(1.41)	13.21	(2.17)	8,995	1.02		(0.27)	68
03/31/09	13.21	(0.02)	(5.05)	(5.07)	—	(1.70)	—	(1.70)	6.44	(38.07)	4,535	1.06		(0.20)	83
03/31/10	6.44	(0.01)	3.82	3.81	—	—	—	—	10.25	59.16	5,485	1.10		(0.14)	86
03/31/11	10.25	(0.03)	2.81	2.78	—	—	—	—	13.03	27.12	6,342	1.12		(0.23)	64
09/30/11@	13.03	(0.02)	(2.62)	(2.64)	—	—	—	—	10.39	(20.26)	4,974	1.13	#	(0.34)#	47
Mid Cap Growth Portfolio Class 2
03/31/07	14.70	(0.05)	0.98	0.93	—	(1.03)	—	(1.03)	14.60	6.55	92,566	1.16		(0.37)	71
03/31/08	14.60	(0.06)	(0.10)	(0.16)	—	(1.41)	—	(1.41)	13.03	(2.34)	74,517	1.17		(0.42)	68
03/31/09	13.03	(0.04)	(4.97)	(5.01)	—	(1.70)	—	(1.70)	6.32	(38.13)	32,613	1.21		(0.36)	83
03/31/10	6.32	(0.02)	3.74	3.72	—	—	—	—	10.04	58.86	41,985	1.25		(0.29)	86
03/31/11	10.04	(0.04)	2.75	2.71	—	—	—	—	12.75	26.99	41,667	1.27		(0.38)	64
09/30/11@	12.75	(0.03)	(2.56)	(2.59)	—	—	—	—	10.16	(20.31)	29,131	1.28	#	(0.49)#	47
Mid Cap Growth Portfolio Class 3
03/31/07	14.64	(0.07)	0.99	0.92	—	(1.03)	—	(1.03)	14.53	6.51	58,718	1.26		(0.46)	71
03/31/08	14.53	(0.08)	(0.09)	(0.17)	—	(1.41)	—	(1.41)	12.95	(2.42)	67,692	1.27		(0.51)	68
03/31/09	12.95	(0.05)	(4.94)	(4.99)	—	(1.70)	—	(1.70)	6.26	(38.23)	30,963	1.31		(0.45)	83
03/31/10	6.26	(0.03)	3.71	3.68	—	—	—	—	9.94	58.79	52,817	1.35		(0.38)	86
03/31/11	9.94	(0.05)	2.71	2.66	—	—	—	—	12.60	26.76	54,902	1.37		(0.48)	64
09/30/11@	12.60	(0.03)	(2.53)	(2.56)	—	—	—	—	10.04	(20.32)	50,849	1.38	#	(0.58)#	47

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/07	03/31/08	03/31/09	03/31/10	03/31/11	09/30/11#@
Large Cap Value Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Large Cap Value Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Large Cap Value Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 1	0.00	0.00	0.01	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 2	0.00	0.00	0.01	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 3	0.00	0.00	0.01	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Mid Cap Value Portfolio Class 1
03/31/07	$19.24	$0.16	$2.59	$2.75	$(0.14)	$(1.89)	$—	$(2.03)	$19.96	14.73%	$16,234	0.97%		0.83%		46%
03/31/08	19.96	0.16	(2.65)	(2.49)	(0.15)	(1.79)	—	(1.94)	15.53	(13.50)	10,716	0.99	(2)	0.84	(2)	61
03/31/09	15.53	0.17	(6.19)	(6.02)	(0.17)	(1.85)	—	(2.02)	7.49	(39.41)	4,583	1.01	(2)	1.30	(2)	78
03/31/10	7.49	0.09	4.46	4.55	(0.17)	—	—	(0.17)	11.87	61.00	5,063	1.07	(2)	0.81	(2)	85
03/31/11	11.87	0.09	2.61	2.70	(0.10)	—	—	(0.10)	14.47	22.82	5,208	1.05	(2)	0.75	(2)	76
09/30/11@	14.47	0.05	(3.06)	(3.01)	—	—	—	—	11.46	(20.80)	3,323	1.02	#(2)	0.67	#(2)	27
Mid Cap Value Portfolio Class 2
03/31/07	19.19	0.13	2.57	2.70	(0.11)	(1.89)	—	(2.00)	19.89	14.50	127,417	1.12		0.68		46
03/31/08	19.89	0.13	(2.64)	(2.51)	(0.12)	(1.79)	—	(1.91)	15.47	(13.64)	84,364	1.14	(2)	0.68	(2)	61
03/31/09	15.47	0.15	(6.16)	(6.01)	(0.14)	(1.85)	—	(1.99)	7.47	(39.48)	36,150	1.16	(2)	1.15	(2)	78
03/31/10	7.47	0.08	4.44	4.52	(0.15)	—	—	(0.15)	11.84	60.74	47,120	1.22	(2)	0.66	(2)	85
03/31/11	11.84	0.08	2.59	2.67	(0.08)	—	—	(0.08)	14.43	22.62	47,947	1.20	(2)	0.60	(2)	76
09/30/11@	14.43	0.04	(3.04)	(3.00)	—	—	—	—	11.43	(20.79)	33,565	1.17	#(2)	0.54	#(2)	27
Mid Cap Value Portfolio Class 3
03/31/07	19.16	0.11	2.57	2.68	(0.09)	(1.89)	—	(1.98)	19.86	14.43	70,308	1.22		0.59		46
03/31/08	19.86	0.11	(2.64)	(2.53)	(0.10)	(1.79)	—	(1.89)	15.44	(13.75)	100,286	1.24	(2)	0.63	(2)	61
03/31/09	15.44	0.13	(6.14)	(6.01)	(0.12)	(1.85)	—	(1.97)	7.46	(39.54)	60,672	1.27	(2)	1.12	(2)	78
03/31/10	7.46	0.07	4.43	4.50	(0.14)	—	—	(0.14)	11.82	60.53	91,984	1.32	(2)	0.56	(2)	85
03/31/11	11.82	0.06	2.60	2.66	(0.07)	—	—	(0.07)	14.41	22.56	123,827	1.30	(2)	0.50	(2)	76
09/30/11@	14.41	0.03	(3.04)	(3.01)	—	—	—	—	11.40	(20.89)	131,789	1.27	#(2)	0.48	#(2)	27
Small Cap Portfolio Class 1
03/31/07	10.73	0.01	0.71	0.72	—	(0.48)	—	(0.48)	10.97	6.82	9,502	1.10	(1)(2)	0.31	(1)(2)	153
03/31/08	10.97	0.01	(1.71)	(1.70)	—	(0.78)	—	(0.78)	8.49	(16.33)	6,140	1.09	(2)	0.11	(2)	126
03/31/09	8.49	0.01	(3.13)	(3.12)	—	(0.35)	—	(0.35)	5.02	(36.89)	3,032	1.07	(2)	0.19	(2)	313
03/31/10	5.02	(0.00)	3.15	3.15	(0.01)	—	—	(0.01)	8.16	62.77	3,201	1.02	(2)	(0.19	)(2)	143
03/31/11	8.16	(0.00)	2.09	2.09	—	—	—	—	10.25	25.61	3,055	1.03	(2)	0.00	(2)	100
09/30/11@	10.25	(0.01)	(2.42)	(2.43)	—	—	—	—	7.82	(23.71)	1,988	1.02	#(2)	(0.12	)#(2)	37
Small Cap Portfolio Class 2
03/31/07	10.64	(0.01)	0.70	0.69	—	(0.48)	—	(0.48)	10.85	6.59	79,374	1.25	(1)(2)	0.16	(1)(2)	153
03/31/08	10.85	0.00	(1.68)	(1.68)	—	(0.78)	—	(0.78)	8.39	(16.33)	54,909	1.24	(2)	(0.04	)(2)	126
03/31/09	8.39	0.00	(3.09)	(3.09)	—	(0.35)	—	(0.35)	4.95	(36.97)	25,718	1.22	(2)	0.03	(2)	313
03/31/10	4.95	(0.01)	3.09	3.08	—	—	—	—	8.03	62.22	36,964	1.17	(2)	(0.34	)(2)	143
03/31/11	8.03	(0.01)	2.06	2.05	—	—	—	—	10.08	25.53	36,628	1.18	(2)	(0.15	)(2)	100
09/30/11@	10.08	(0.01)	(2.39)	(2.40)	—	—	—	—	7.68	(23.81)	25,349	1.17	#(2)	(0.26	)#(2)	37
Small Cap Portfolio Class 3
03/31/07	10.60	(0.02)	0.70	0.68	—	(0.48)	—	(0.48)	10.80	6.52	120,341	1.35	(1)(2)	0.06	(1)(2)	153
03/31/08	10.80	(0.01)	(1.68)	(1.69)	—	(0.78)	—	(0.78)	8.33	(16.50)	127,947	1.34	(2)	(0.12	)(2)	126
03/31/09	8.33	0.00	(3.07)	(3.07)	—	(0.35)	—	(0.35)	4.91	(37.00)	100,009	1.31	(2)	0.04	(2)	313
03/31/10	4.91	(0.02)	3.07	3.05	—	—	—	—	7.96	62.12	147,596	1.27	(2)	(0.44	)(2)	143
03/31/11	7.96	(0.02)	2.04	2.02	—	—	—	—	9.98	25.38	165,340	1.28	(2)	(0.25	)(2)	100
09/30/11@	9.98	(0.02)	(2.36)	(2.38)	—	—	—	—	7.60	(23.85)	82,152	1.27	#(2)	(0.38	)#(2)	37

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

03/31/07
Small Cap Portfolio Class 1	0.03%
Small Cap Portfolio Class 2	0.03
Small Cap Portfolio Class 3	0.03

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/07	03/31/08	03/31/09	03/31/10	03/31/11	09/30/11#@
Mid Cap Value Class 1	—%	0.00%	0.01%	0.02%	0.01%	0.00%
Mid Cap Value Class 2	—	0.00	0.01	0.02	0.01	0.00
Mid Cap Value Class 3	—	0.00	0.01	0.02	0.01	0.00
Small Cap Portfolio Class 1	0.03	0.02	0.02	0.00	0.01	0.01
Small Cap Portfolio Class 2	0.03	0.02	0.02	0.00	0.01	0.01
Small Cap Portfolio Class 3	0.03	0.02	0.02	0.00	0.01	0.01

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
International Equity Portfolio Class 1
03/31/07	$10.53	$0.13	$1.70	$1.83	$(0.06)	$(0.39)	$—	$(0.45)	$11.91	17.67%	$14,765	1.29	%(1)(2)	1.16	%(1)(2)	80%
03/31/08	11.91	0.17	(0.58)	(0.41)	(0.11)	(0.71)	—	(0.82)	10.68	(4.33)	13,015	1.18	(2)	1.38	(2)	83
03/31/09	10.68	0.21	(5.04)	(4.83)	(0.21)	(0.67)	—	(0.88)	4.97	(45.96)	5,407	1.16	(2)	2.61	(2)	111
03/31/10	4.97	0.10	2.46	2.56	(0.13)	—	—	(0.13)	7.40	51.49	5,745	1.18	(2)	1.52	(2)	110
03/31/11	7.40	0.11	0.70	0.81	(0.12)	—	—	(0.12)	8.09	11.10	4,734	1.11	(2)	1.43	(2)	81
09/30/11@	8.09	0.10	(1.71)	(1.61)	—	—	—	—	6.48	(19.90)	3,294	1.11	#(2)	2.59	#(2)	30
International Equity Portfolio Class 2
03/31/07	10.52	0.11	1.69	1.80	(0.05)	(0.39)	—	(0.44)	11.88	17.36	154,690	1.44	(1)(2)	1.01	(1)(2)	80
03/31/08	11.88	0.15	(0.57)	(0.42)	(0.09)	(0.71)	—	(0.80)	10.66	(4.37)	120,816	1.33	(2)	1.25	(2)	83
03/31/09	10.66	0.21	(5.04)	(4.83)	(0.19)	(0.67)	—	(0.86)	4.97	(46.01)	44,014	1.31	(2)	2.49	(2)	111
03/31/10	4.97	0.09	2.44	2.53	(0.11)	—	—	(0.11)	7.39	51.03	53,810	1.33	(2)	1.33	(2)	110
03/31/11	7.39	0.09	0.72	0.81	(0.11)	—	—	(0.11)	8.09	11.06	47,180	1.26	(2)	1.26	(2)	81
09/30/11@	8.09	0.10	(1.72)	(1.62)	—	—	—	—	6.47	(20.02)	32,933	1.26	#(2)	2.43	#(2)	30
International Equity Portfolio Class 3
03/31/07	10.50	0.09	1.70	1.79	(0.04)	(0.39)	—	(0.43)	11.86	17.29	218,009	1.54	(1)(2)	0.80	(1)(2)	80
03/31/08	11.86	0.12	(0.56)	(0.44)	(0.08)	(0.71)	—	(0.79)	10.63	(4.55)	276,852	1.43	(2)	1.04	(2)	83
03/31/09	10.63	0.17	(4.99)	(4.82)	(0.18)	(0.67)	—	(0.85)	4.96	(46.05)	177,116	1.41	(2)	2.18	(2)	111
03/31/10	4.96	0.08	2.45	2.53	(0.11)	—	—	(0.11)	7.38	50.99	245,374	1.42	(2)	1.22	(2)	110
03/31/11	7.38	0.08	0.73	0.81	(0.11)	—	—	(0.11)	8.08	11.02	284,279	1.36	(2)	1.12	(2)	81
09/30/11@	8.08	0.09	(1.71)	(1.62)	—	—	—	—	6.46	(20.05)	219,478	1.36	#(2)	2.30	#(2)	30
Diversified Fixed Income Portfolio Class 1
03/31/07	10.42	0.45	0.15	0.60	(0.33)	(0.00)	—	(0.33)	10.69	5.81	9,479	0.80		4.19		108
03/31/08	10.69	0.47	0.29	0.76	(0.36)	—	—	(0.36)	11.09	7.24	7,757	0.82		4.30		118
03/31/09	11.09	0.42	(0.50)	(0.08)	(0.43)	—	—	(0.43)	10.58	(0.73)	6,976	0.80		3.88		112
03/31/10	10.58	0.39	0.56	0.95	(0.40)	—	—	(0.40)	11.13	9.02	6,209	0.79		3.53		121
03/31/11	11.13	0.37	0.33	0.70	(0.33)	—	—	(0.33)	11.50	6.29	5,637	0.78		3.20		129
09/30/11@	11.50	0.19	0.37	0.56	—	—	—	—	12.06	4.87	5,317	0.76	#	3.17	#	74
Diversified Fixed Income Portfolio Class 2
03/31/07	10.40	0.42	0.16	0.58	(0.31)	(0.00)	—	(0.31)	10.67	5.66	101,549	0.95		4.05		108
03/31/08	10.67	0.45	0.30	0.75	(0.35)	—	—	(0.35)	11.07	7.10	114,521	0.97		4.13		118
03/31/09	11.07	0.41	(0.51)	(0.10)	(0.41)	—	—	(0.41)	10.56	(0.88)	84,864	0.95		3.73		112
03/31/10	10.56	0.37	0.56	0.93	(0.38)	—	—	(0.38)	11.11	8.88	78,449	0.94		3.38		121
03/31/11	11.11	0.36	0.32	0.68	(0.31)	—	—	(0.31)	11.48	6.13	66,320	0.93		3.05		129
09/30/11@	11.48	0.18	0.37	0.55	—	—	—	—	12.03	4.79	62,695	0.91	#	3.02	#	74
Diversified Fixed Income Portfolio Class 3
03/31/07	10.38	0.40	0.17	0.57	(0.30)	(0.00)	—	(0.30)	10.65	5.57	123,975	1.05		3.96		108
03/31/08	10.65	0.43	0.30	0.73	(0.34)	—	—	(0.34)	11.04	6.92	202,406	1.07		4.01		118
03/31/09	11.04	0.39	(0.50)	(0.11)	(0.40)	—	—	(0.40)	10.53	(0.98)	200,107	1.05		3.63		112
03/31/10	10.53	0.35	0.57	0.92	(0.37)	—	—	(0.37)	11.08	8.80	278,496	1.04		3.26		121
03/31/11	11.08	0.34	0.33	0.67	(0.31)	—	—	(0.31)	11.44	6.05	352,266	1.03		2.95		129
09/30/11@	11.44	0.17	0.37	0.54	—	—	—	—	11.98	4.72	410,621	1.01	#	2.91	#	74

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

03/31/07
International Equity Portfolio Class 1	(0.04)%
International Equity Portfolio Class 2	(0.04)
International Equity Portfolio Class 3	(0.05)

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/07	03/31/08	03/31/09	03/31/10	03/31/11	09/30/11#@
International Equity Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
International Equity Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
International Equity Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Real Return Portfolio Class 3
03/31/07	$10.07	$0.52	$0.29	$0.81	$(0.38)	$(0.01)	$—	$(0.39)	$10.49	8.07%	$97,104	1.21	%(2)	5.21	%(2)	91%
03/31/08	10.49	0.57	(0.59)	(0.02)	(0.53)	(0.06)	—	(0.59)	9.88	(0.29)	130,564	1.26	(2)	5.59	(2)	102
03/31/09	9.88	0.57	(1.80)	(1.23)	(0.61)	—	—	(0.61)	8.04	(12.14)	113,134	1.21		6.35		102
03/31/10	8.04	0.44	1.46	1.90	(0.53)	—	—	(0.53)	9.41	23.78	149,501	1.22	(1)	4.83	(1)	204
03/31/11	9.41	0.13	0.26	0.39	(0.11)	—	—	(0.11)	9.69	4.13	246,938	0.97		1.41		44
09/30/11@	9.69	0.15	0.19	0.34	—	—	—	—	10.03	3.51	288,306	0.92	#	3.08	#	6
Cash Management Portfolio Class 1
03/31/07	11.07	0.52	0.01	0.53	(0.29)	(0.00)	—	(0.29)	11.31	4.79 (3)	6,967	0.56		4.68		—
03/31/08	11.31	0.50	(0.10)	0.40	(0.48)	—	—	(0.48)	11.23	3.56	9,459	0.56		4.40		—
03/31/09	11.23	0.18	(0.10)	0.08	(0.29)	(0.00)	—	(0.29)	11.02	0.68	7,354	0.54		1.58		—
03/31/10	11.02	(0.02)	0.01	(0.01)	(0.22)	—	(0.00)	(0.22)	10.79	(0.13)	2,688	0.54		(0.21)		—
03/31/11	10.79	(0.03)	0.01	(0.02)	—	—	—	—	10.77	(0.19)	1,806	0.58		(0.27)		—
09/30/11@	10.77	(0.02)	(0.00)	(0.02)	—	—	—	—	10.75	(0.19)	1,966	0.60	#	(0.38	)#	—
Cash Management Portfolio Class 2
03/31/07	11.05	0.51	0.00	0.51	(0.27)	(0.00)	—	(0.27)	11.29	4.64 (3)	51,617	0.70		4.55		—
03/31/08	11.29	0.48	(0.10)	0.38	(0.46)	—	—	(0.46)	11.21	3.41	65,845	0.71		4.25		—
03/31/09	11.21	0.14	(0.08)	0.06	(0.27)	(0.00)	—	(0.27)	11.00	0.53	90,514	0.69		1.30		—
03/31/10	11.00	(0.04)	0.01	(0.03)	(0.20)	—	(0.00)	(0.20)	10.77	(0.28)	43,710	0.69		(0.36)		—
03/31/11	10.77	(0.05)	0.01	(0.04)	—	—	—	—	10.73	(0.37)	28,333	0.73		(0.42)		—
09/30/11@	10.73	(0.03)	(0.00)	(0.03)	—	—	—	—	10.70	(0.28)	24,910	0.75	#	(0.53	)#	—
Cash Management Portfolio Class 3
03/31/07	11.04	0.49	0.01	0.50	(0.26)	(0.00)	—	(0.26)	11.28	4.55 (3)	49,737	0.81		4.46		—
03/31/08	11.28	0.49	(0.12)	0.37	(0.45)	—	—	(0.45)	11.20	3.32	53,210	0.81		4.27		—
03/31/09	11.20	0.12	(0.07)	0.05	(0.26)	(0.00)	—	(0.26)	10.99	0.43	102,201	0.79		1.15		—
03/31/10	10.99	(0.05)	0.01	(0.04)	(0.19)	—	(0.00)	(0.19)	10.76	(0.38)	60,538	0.79		(0.47)		—
03/31/11	10.76	(0.06)	0.00	(0.06)	—	—	—	—	10.70	(0.56)	45,377	0.83		(0.52)		—
09/30/11@	10.70	(0.03)	(0.00)	(0.03)	—	—	—	—	10.67	(0.28)	59,081	0.84	#	(0.63	)#	—

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

03/31/10
Real Return Portfolio Class 3	0.00%

  (2)  Gross of Custody Credits of 0.01%

  (3)  The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets(2)		Ratio of net investment income to average net assets(2)		Portfolio turnover
Focus Growth Portfolio Class 1
03/31/07	$9.10	$(0.03)	$0.05	$0.02	$—	$—	$—	$—	$9.12	0.22%		$4,423	1.11	%(1)(3)	(0.30	)%(1)(3)	120%
03/31/08	9.12	(0.04)	0.34	0.30	—	—	—	—	9.42	3.29		3,387	1.13		(0.35)		126
03/31/09	9.42	(0.01)	(3.40)	(3.41)	—	(0.55)	—	(0.55)	5.46	(36.10	)(4)	1,960	1.15		(0.20)		263
03/31/10	5.46	(0.02)	2.80	2.78	—	—	—	—	8.24	50.92		2,156	1.18		(0.31)		104
03/31/11	8.24	(0.01)	2.39 (5)	2.38	—	—	—	—	10.62	28.88		3,028	1.14		(0.06)		210
09/30/11@	10.62	(0.02)	(1.90)	(1.92)	(0.01)	—	—	(0.01)	8.69	(18.08)		2,727	1.11	#	(0.35	)#	76
Focus Growth Portfolio Class 2
03/31/07	9.03	(0.04)	0.04	0.00	—	—	—	—	9.03	0.00		62,866	1.25	(1)(3)	(0.48	)(1)(3)	120
03/31/08	9.03	(0.05)	0.34	0.29	—	—	—	—	9.32	3.21		58,266	1.29		(0.50)		126
03/31/09	9.32	(0.03)	(3.36)	(3.39)	—	(0.55)	—	(0.55)	5.38	(36.28	)(4)	27,693	1.30		(0.35)		263
03/31/10	5.38	(0.03)	2.77	2.74	—	—	—	—	8.12	50.93		31,689	1.33		(0.47)		104
03/31/11	8.12	(0.01)	2.33 (5)	2.32	—	—	—	—	10.44	28.57		63,685	1.28		(0.12)		210
09/30/11@	10.44	(0.03)	(1.86)	(1.89)	(0.01)	—	—	(0.01)	8.54	(18.13)		44,413	1.26	#	(0.52	)#	76
Focus Growth Portfolio Class 3
03/31/07	9.00	(0.05)	0.04	(0.01)	—	—	—	—	8.99	(0.11)		52,391	1.35	(1)(3)	(0.59	)(1)(3)	120
03/31/08	8.99	(0.06)	0.34	0.28	—	—	—	—	9.27	3.11		54,728	1.39		(0.61)		126
03/31/09	9.27	(0.03)	(3.35)	(3.38)	—	(0.55)	—	(0.55)	5.34	(36.37	)(4)	30,075	1.40		(0.45)		263
03/31/10	5.34	(0.04)	2.75	2.71	—	—	—	—	8.05	50.75		41,988	1.43		(0.58)		104
03/31/11	8.05	(0.02)	2.32 (5)	2.30	—	—	—	—	10.35	28.57		101,121	1.38		(0.22)		210
09/30/11@	10.35	(0.03)	(1.85)	(1.88)	(0.01)	—	—	(0.01)	8.46	(18.21)		83,555	1.36	#	(0.63	)#	76

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

03/31/07
Focus Growth Portfolio Class 1	0.00%
Focus Growth Portfolio Class 2	0.00
Focus Growth Portfolio Class 3	0.00

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/07	03/31/08	03/31/09	03/31/10	03/31/11	09/30/11#@
Focus Growth Portfolio Class 1	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Focus Growth Portfolio Class 2	0.01	0.01	0.01	0.01	0.01	0.02
Focus Growth Portfolio Class 3	0.01	0.01	0.01	0.01	0.01	0.02

  (3)  Gross of custody credit of 0.01%.

  (4)  The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

  (5)  Includes the effect of a merger (see Note 2).

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets(2)		Ratio of net investment income to average net assets(2)		Portfolio turnover
Focus Value Portfolio Class 2
03/31/07	$15.25	$0.17	$2.83	$3.00	$(0.05)	$(0.37)	$—	$(0.42)	$17.83	19.78%		$86,877	1.27	%(1)	1.01	%(1)	70%
03/31/08	17.83	0.23	(1.13)	(0.90)	(0.14)	(1.82)	—	(1.96)	14.97	(6.29	)(3)	69,468	1.27		1.28		87
03/31/09	14.97	0.17	(5.69)	(5.52)	(0.23)	(1.41)	—	(1.64)	7.81	(37.55)		29,670	1.28		1.42		106
03/31/10	7.81	0.21	3.90	4.11	(0.22)	—	—	(0.22)	11.70	52.88		34,754	1.30		1.91		53
03/31/11	11.70	0.15	1.59	1.74	(0.23)	—	—	(0.23)	13.21	15.03		30,439	1.31		1.20		47
09/30/11@	13.21	0.03	(3.33)	(3.30)	—	—	—	—	9.91	(24.98)		19,563	1.31	#	0.47	#	22
Focus Value Portfolio Class 3
03/31/07	15.22	0.15	2.84	2.99	(0.04)	(0.37)	—	(0.41)	17.80	19.72		73,769	1.36	(1)	0.91	(1)	70
03/31/08	17.80	0.21	(1.12)	(0.91)	(0.13)	(1.82)	—	(1.95)	14.94	(6.38	)(3)	88,961	1.38		1.19		87
03/31/09	14.94	0.16	(5.67)	(5.51)	(0.22)	(1.41)	—	(1.63)	7.80	(37.58)		38,893	1.38		1.30		106
03/31/10	7.80	0.20	3.89	4.09	(0.21)	—	—	(0.21)	11.68	52.64		54,244	1.40		1.81		53
03/31/11	11.68	0.14	1.59	1.73	(0.23)	—	—	(0.23)	13.18	14.91		59,715	1.41		1.13		47
09/30/11@	13.18	0.02	(3.31)	(3.29)	—	—	—	—	9.89	(24.96)		47,089	1.41	#	0.37	#	22

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

03/31/07
Focus Value Portfolio Class 2	0.00%
Focus Value Portfolio Class 3	0.00

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/07	03/31/08	03/31/09	03/31/10	03/31/11	09/30/11#@
Focus Value Portfolio Class 2	0.00%	0.02%	0.03%	0.01%	0.01%	0.01%
Focus Value Portfolio Class 3	0.00	0.02	0.03	0.01	0.01	0.01

  (3)  The Portfolio's performance figure was increased by 0.56% from gains realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(2)		Ratio of net investment income to average net assets(2)		Portfolio turnover
Allocation Growth Portfolio Class 3
03/31/07	$11.43	$0.04	$1.26	$1.30	$—	$(0.05)	$—	$(0.05)	$12.68	11.36%	$180,221	0.14	%(1)(3)	0.38	%(1)(3)	9%
03/31/08	12.68	0.16	(0.85)	(0.69)	(0.13)	(0.22)	—	(0.35)	11.64	(5.68)	195,554	0.16		0.52		19
03/31/09	11.64	0.10	(4.64)	(4.54)	(0.33)	(0.79)	—	(1.12)	5.98	(39.60)	103,756	0.16		1.06		21
03/31/10	5.98	0.08	3.09	3.17	(0.29)	—	—	(0.29)	8.86	53.32	135,514	0.17		1.03		6
03/31/11	8.86	0.07	1.25	1.32	(0.10)	—	—	(0.10)	10.08	14.94	137,529	0.17		0.77		23
09/30/11@	10.08	(0.01)	(1.83)	(1.84)	—	—	—	—	8.24	(18.25)	106,946	0.17	#	(0.17	)#	17
Allocation Moderate Growth Portfolio Class 3
03/31/07	11.15	0.10	1.08	1.18	—	(0.04)	—	(0.04)	12.29	10.62	259,625	0.13	(1)(3)	0.89	(1)(3)	11
03/31/08	12.29	0.34	(0.80)	(0.46)	(0.12)	(0.16)	—	(0.28)	11.55	(3.98)	428,731	0.14	(3)	1.15	(3)	13
03/31/09	11.55	0.17	(4.14)	(3.97)	(0.21)	(0.33)	—	(0.54)	7.04	(34.57)	387,825	0.15		1.80		25
03/31/10	7.04	0.16	2.92	3.08	(0.28)	(0.01)	—	(0.29)	9.83	44.03	572,697	0.14		1.75		12
03/31/11	9.83	0.11	1.15	1.26	(0.15)	—	—	(0.15)	10.94	12.93	667,862	0.14		1.13		17
09/30/11@	10.94	(0.01)	(1.47)	(1.48)	—	—	—	—	9.46	(13.53)	585,384	0.13	#	(0.13	)#	17
Allocation Moderate Portfolio Class 3
03/31/07	10.88	0.15	0.92	1.07	—	(0.05)	—	(0.05)	11.90	9.82	169,941	0.14	(1)(3)	1.38	(1)(3)	17
03/31/08	11.90	0.49	(0.75)	(0.26)	(0.15)	(0.21)	—	(0.36)	11.28	(2.46)	236,123	0.16		1.70		24
03/31/09	11.28	0.21	(3.55)	(3.34)	(0.27)	(0.41)	—	(0.68)	7.26	(29.78)	186,675	0.16		2.27		36
03/31/10	7.26	0.19	2.68	2.87	(0.32)	(0.02)	—	(0.34)	9.79	39.77	263,528	0.15		2.10		17
03/31/11	9.79	0.13	1.02	1.15	(0.18)	—	—	(0.18)	10.76	11.81	328,627	0.15		1.27		13
09/30/11@	10.76	(0.01)	(1.19)	(1.20)	—	—	—	—	9.56	(11.15)	308,441	0.14	#	(0.14	)#	16
Allocation Balanced Portfolio Class 3
03/31/07	10.54	0.18	0.76	0.94	—	(0.09)	—	(0.09)	11.39	8.89	82,257	0.19	(1)(3)	1.66	(1)(3)	15
03/31/08	11.39	0.24	(0.32)	(0.08)	(0.15)	(0.15)	—	(0.30)	11.01	(0.81)	122,746	0.19		2.09		23
03/31/09	11.01	0.28	(2.95)	(2.67)	(0.21)	(0.24)	—	(0.45)	7.89	(24.29)	122,808	0.17		2.96		28
03/31/10	7.89	0.24	2.34	2.58	(0.32)	(0.09)	—	(0.41)	10.06	32.92	180,472	0.16		2.60		13
03/31/11	10.06	0.15	0.89	1.04	(0.20)	—	—	(0.20)	10.90	10.37	243,028	0.16		1.49		10
09/30/11@	10.90	(0.01)	(0.83)	(0.84)	—	—	—	—	10.06	(7.71)	243,981	0.15	#	(0.14	)#	12

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does include expense reimbursements and reductions.

  #  Annualized

  @  Unaudited

  (1)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

03/31/07
Allocation Growth Portfolio Class 3	0.00%
Allocation Moderate Growth Portfolio Class 3	0.00
Allocation Moderate Portfolio Class 3	0.00
Allocation Balanced Portfolio Class 3	0.02

  (2)  Does not include underlying fund expenses that the Portfolios bear indirectly.

  (3)  Gross of Custody Credits of 0.01%

See Notes to Financial Statements

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS
September 30, 2011 (unaudited)

At a meeting held on September 23, 2011, the Board of Trustees (the "Board"), including the Trustees that are not interested persons of Seasons Series Trust (the "Trust"), as defined in the Investment Company Act of 1940, as amended (the "Independent Trustees"), approved with respect to each Portfolio the continuation of the Investment Management and Advisory Agreement between SunAmerica Asset Management Corp. ("SunAmerica") and the Trust (the "Advisory Agreement") and the continuation of the subadvisory agreements between SunAmerica and each of the following subadvisers (the "Subadvisory Agreements"): BofA Advisors, LLC (formerly, Columbia Management Advisors, LLC) ("BofA Advisors"), ClearBridge Advisors, LLC, ("ClearBridge"), Goldman Sachs Asset Management, L.P. ("GSAM"), Ibbotson Associates Advisors, LLC ("Ibbotson"), Janus Capital Management LLC ("Janus"), J.P. Morgan Investment Management Inc. ("J.P. Morgan"), Lord, Abbett & Co. LLC ("Lord Abbett"), Marsico Capital Management, LLC ("Marsico"), Northern Trust Investments, N.A. ("Northern Trust"), PineBridge Investments, LLC ("PineBridge"), Putnam Investment Management, LLC ("Putnam"), T. Rowe Price Associates, Inc. ("T. Rowe Price"), Third Avenue Management LLC ("Third Avenue") and Wellington Management Company, LLP ("Wellington") (collectively referred to as the "Subadvisers" and each a "Subadviser").

The Advisory Agreement and Subadvisory Agreements are collectively referred to as the "Advisory Contracts." In connection with the approval of the Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to renew or approve such Advisory Contracts. Those factors included:

(1)  the requirements of the Trust in the areas of investment supervisory and administrative services;

(2)  the nature, extent and quality of the investment advisory and administrative services provided by SunAmerica, including a review of the investment performance of the Trusts;

(3)  the size and structure of the investment advisory fee and any other material payments to the Adviser and subadvisers and, in connection therewith, a review of the costs of services provided and the profits realized by the Adviser and its affiliates from the relationship with the Trust;

(4)  the extent to which the Adviser realizes economies of scale and shares them with the Trust;

(5)  the organizational capability and financial condition of the Adviser and subadvisers and their affiliates;

(6)  the possibility that services of the type required by the Trust might be better obtained from other organizations; and

(7)  the fees paid by the Adviser to the Subadvisers for managing the Portfolios of the Trust.

In addition, the Board considered (a) the relationship between the Trust and SunAmerica; and (b) the conditions and trends prevailing in the economy, the securities markets and the investment company industry.

The Independent Trustees were separately represented by counsel that is independent of SunAmerica in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which such independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust's advisory and subadvisory fees compared to advisory and subadvisory fee rates of a group of funds with similar investment objectives (respectively, the "Expense Group/Universe" and the "Subadvisor Expense Group/Universe"), as selected and prepared by an independent third-party provider of investment company data. In addition, the Board considered expenses and performance of SunAmerica and the Subadvisers with respect to accounts and mutual funds managed by each that have comparable investment objectives and strategies to each of the Trust's Portfolios that they manage.

Nature, Extent and Quality of Services. The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SunAmerica and each of the Subadvisers. In making its evaluation, the Board considered that SunAmerica acts as adviser for each Portfolio, manages the investment of portions of certain Portfolios' assets, manages the daily business affairs of the Trust, and obtains and evaluates economic, statistical and financial information to formulate and

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

implement investment policies and provides oversight with respect to the daily management of certain Portfolios' assets, or a portion thereof, allocated to the Subadvisers, subject to the Trustees' oversight and control.

The Board noted that SunAmerica is responsible for overseeing the performance of services by the Trust's custodian, transfer agent and dividend disbursing agent. The Board also noted that SunAmerica is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust's business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as shall be necessary for the operations of each Portfolio. The Board considered that SunAmerica monitors and reviews the activities of third-party service providers that may provide additional administrative services.

In addition, the Board considered the key personnel of SunAmerica that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios. The Board also considered the compensation program for SunAmerica's investment professionals.

With respect to the Subadvisers, the Board noted that the Subadvisers are responsible for providing investment management services on a day-to-day basis. In such role, each Subadviser (i) determines the securities to be purchased or sold and executes such documents on behalf of the Portfolios they manage as may be necessary in connection therewith; (ii) provides SunAmerica with records concerning their activities; and (iii) renders regular reports to SunAmerica and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities. The Board reviewed each Subadviser's history, structure and size, and investment experience. The Board considered the Subadvisers' personnel that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing levels and compensation practices. The Board was informed that in management's judgment, each of the Subadvisers has the size, viability and resources to attract and retain highly qualified investment professionals.

The Board reviewed the qualifications, background and responsibilities of SunAmerica's staff and each of the Subadviser's staff who is responsible for providing investment management services to the Portfolios and other key personnel of SunAmerica in addition to current and projected staffing levels and compensation practices.

The Board considered SunAmerica's reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board also considered the Trust's relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products. The Board considered SunAmerica's experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SunAmerica's code of ethics and its risk management process, and that it has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios' prospectus. Additionally, the Board considered SunAmerica's compliance and regulatory history.

The Board reviewed SunAmerica's and each Subadviser's compliance and regulatory history, including information whether any were involved in any regulatory actions or investigations. The Board considered SunAmerica's and the Subadvisers' risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on SunAmerica's or the Subadvisers' ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SunAmerica and each Subadviser and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance. The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios' fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of their Expense Group/Universes for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. It was noted that with respect to subadvisory fees, SunAmerica negotiates such fees at arms-length.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

The Board also considered that the subadvisory fees are paid by SunAmerica out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvisor Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs.

To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report prepared independently by Lipper Inc. ("Lipper") as well as information provided by management. The Board also considered advisory fees received by the Subadvisers with respect to other mutual funds and accounts with similar investment strategies to the Portfolios for which they serve as Subadviser.

The Trustees noted that expense information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds. The performance information included annualized returns for the period since inception, and its one-, three- and five-year periods ended June 30 from Lipper and performance information as of June 30, 2011 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolios' overall performance and each Subadviser's performance within a Portfolio, and management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios' fees and expenses and performance, the Board considered the following expense and performance information provided by Lipper and management in making its determinations. The Board considered management's discussion of the Trust's multi-manager subadvisory management structure and its explanation that the structure results in increased advisory/subadvisory fees to the Portfolio but that it promotes greater performance consistency within the Portfolio's investment objective/strategy.

•  Allocation Balanced Portfolio (subadvised by Ibbotson). The Board considered that the Portfolio's actual advisory fees were below the medians of its Expense Group/Universe and that its total expenses were above the medians of its Expense Group/Universe. Management reported that the voluntary expense limitations of 0.35% for Class 3 shares would continue for another one-year period. The Board considered that the Portfolio's subadvisory fees were in line with median of its Subadvisor Expense Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Mixed-Asset Target Allocation-Moderate Index for the one-year period but outperformed the Index for the three- and five-year periods. In addition, it was noted that the Portfolio was below the median of its Performance Group for the one- and five-year periods but was in line with median for the three-year period. The Board also noted that the Portfolio was below the median of its Performance Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

•  Allocation Growth Portfolio (subadvised by Ibbotson). The Board considered that the Portfolio's actual advisory fees were below the medians of its Expense Group/Universe and that its total expenses were above the medians of its Expense Group/Universe. The Board considered that there were too few funds in the Portfolio's Subadvisor Expense Group/Universe to provide a meaningful comparison.

The Board considered that the Portfolio was in line with the Lipper VUF Multi-Cap Core Index for the one-year period, underperformed the Index for the three-year period, and outperformed the Index for the five-year period. It was noted that the Portfolio's performance was in line with the median of its Performance Group for the one-, three- and five-year periods. The Portfolio was below the median of its Performance Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

•  Allocation Moderate Portfolio (subadvised by Ibbotson). The Board considered that the Portfolio's actual advisory fees were below the medians of its Expense Group/Universe and that its total expenses were above the medians of its Expense Group/Universe. The Board considered that there were too few funds in the Portfolio's Subadvisor Expense Group/Universe to provide a meaningful comparison.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

The Board considered that the Portfolio underperformed Lipper VUF Mixed-Asset Target Allocation-Growth Index for the one-, three- and five- year periods. It also noted that the Portfolio was below the median its Performance Group for the one-year period but was above the median for the three- and five-year periods. The Board also considered that the Portfolio's performance was below the median of its Performance Universe for the one- and five-year periods and above the median for the five-year period. The Board concluded that the Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

•  Allocation Moderate Growth Portfolio (subadvised by Ibbotson). The Board considered that the Portfolio's actual advisory fees were below the medians of its Expense Group/Universe and that its total expenses were above the medians of its Expense Group/Universe. The Board considered that there were too few funds in the Portfolio's Subadvisor Expense Group/Universe to provide a meaningful comparison.

The Board considered that the Portfolio underperformed the Lipper VUF Multi-Cap Core Index for the one-year period and outperformed the Index for the three- and five-year periods. The Portfolio was below the median of its Performance Group for the one-year period, was in line with the median for the three-year period and was above the median for the five-year period. It also noted that the Portfolio was below the median of its Performance Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

•  Asset Allocation: Diversified Growth Portfolio (subadvised by Putnam). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board considered that the Portfolio's subadvisory fees were above the median of its Subadvisor Expense Universe and in line with the median of its Subadvisor Expense Group. The Board noted that SunAmerica and Putnam each agreed to waive 10 basis points of the advisory and subadvisory fees, respectively. The Board considered management's report that the Portfolio is not available on a stand-alone basis and is only offered through the "Strategies" offered through the insurance product.

The Board considered that the Portfolio outperformed the Lipper VUF Multi-Asset Target Allocation-Growth Index for the one-year period and underperformed the Index for the three- and five-year periods. It was also noted that the Portfolio's performance was above the median of its Performance Group for the one- and three-year periods and was in line with the median for the five-year period. The Board also considered that the Portfolio performance was above the median of its Performance Universe for the one-year period and in line with the median of its three- and five-year periods. The Board concluded that the Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

•  Cash Management Portfolio (subadvised by BofA Advisors). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio's subadvisory fees were above the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Money Market Index and was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board considered the small asset size of the Portfolio. The Board also took into account management's discussion of the Portfolio's performance versus its benchmark, the 3-Month T-Bill, management's continued monitoring, and concluded that the Portfolio's performance was being addressed.

•  Diversified Fixed Income Portfolio (advised/subadvised by PineBridge, SunAmerica and Wellington). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were at the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Corporate-A Index and was below the median of its Performance Universe for the one-, three- and five-year periods. It also considered that the Portfolio's performance

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

was below the median of its Performance Group for the one- and three-year periods and was in line with the median for the five-year period. The Board considered that the Portfolio is managed by multiple subadvisers and that one subadviser has been subjected to heightened monitoring by management due to performance issues. The Board concluded that the Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

•  Focus Growth Portfolio (advised/subadvised by SunAmerica, Janus and Marsico). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. The Board also considered that the Portfolio's aggregate subadvisory fees were below the medians of the Subadvisor Expense Group/Universe. Management reported that the voluntary expense limitations of 1.30%, 1.45% and 1.55% for Class 1, Class 2 and Class 3 share, respectively, would continue for another year.

The Board considered that the Portfolio outperformed the Lipper VUF Large Cap Growth Index and was above the median of its Performance Universe for the one-, three- and five-year periods. It was noted that the Portfolio was above the median of its Performance Group for the one- and five-year periods and in line with the median for the three-year period. The Board concluded that the Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

•  Focus Value Portfolio (subadvised by J.P. Morgan, Northern Trust and Third Avenue). The Board considered that the Portfolio's actual advisory fees were above the medians of its Expense Group/Universe and the total expenses were in line with the median for the Expense Group and above the median for the Expense Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were at the median for the Subadvisor Expense Group and above the median of its Subadvisor Expense Universe. Management reported that the voluntary expense limitations of 1.45% and 1.55% for Class 2 and Class 3 share, respectively, would continue for another year.

The Board considered that the Portfolio underperformed the Lipper Multi-Cap Value Index and was below the medians for the Performance Group/Universe for the one-year period. The Board also considered that the Portfolio outperformed the Index and was above the median for the Performance Group for the three- and five-year periods. It noted that the Portfolio's performance was above the median for its Performance Universe for the three-year period and was below the median for the five-year period. The Board noted the small asset size of the Portfolio. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  International Equity Portfolio (subadvised by PineBridge, Janus and Lord Abbett). The Board considered that the Portfolio's actual advisory fees were above the medians of its Expense Group/Universe and the total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the median of its Subadvisor Expense Universe. Management reported that the voluntary expense limitations of 1.30%, 1.45% and 1.55% for Class 1, Class 2 and Class 3 share, respectively, would continue for another year.

The Board considered that the Portfolio underperformed the Lipper VUF International Core Index and was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board took into account management's discussion of each Subadviser's performance, and management's monitoring efforts and concluded that the Portfolio's performance was being addressed.

•  Large Cap Growth Portfolio (advised/subadvised by SunAmerica, GSAM and Janus). The Board considered that the Portfolio's actual advisory fees were above the medians of its Expense Group/Universe and its total expenses were above the median of its Expense Group and were slightly below the median of its Expense Universe. In addition, the Board noted that the Portfolio's subadvisory fees were below the medians of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Large Cap Growth Index for the one- and three-year periods and was in line with the Index for the five-year period. It noted that the Portfolio's performance was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

•  Large Cap Value Portfolio (advised/subadvised by SunAmerica, T. Rowe Price and Wellington). The Board considered that the Portfolio's actual advisory fees were above the medians of its Expense Group/Universe and that the Portfolio's total expenses were above the median of its Expense Group but in line with the median of its Expense Universe. In addition, the Board noted that the Portfolio's current and proposed subadvisory fees were below the medians of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Large Cap Value Index and was below the medians of its Performance Group/Universe for the one-year period. The Board also considered that the Portfolio outperformed the Index and was above the medians of its Performance Group/Universe for the three- and five-year periods. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  Mid Cap Growth Portfolio (advised/subadvised by SunAmerica, T. Rowe Price and Wellington. The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the medians of its Subadvisor Expense Group/Universe.

Management reported that the Portfolio's performance was in line with the Lipper VUF Mid-Cap Growth Index for the one-year period and underperformed the Index for the three- and five-year periods. The Board considered that the Portfolio's performance for its Performance Group was inline with the medians of the one- and three-year periods and was above the median for the five-year period. In addition, the Board considered that the Portfolio's performance was above the median of its Performance Universe for the one-and five-year periods and was below the median for the three-year period. The Board considered the small asset size of the Portfolio. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  Mid Cap Value Portfolio (advised/subadvised by SunAmerica, GSAM and Lord Abbett). The Board considered that the Portfolio's actual advisory fees were above the medians of its Expense Group/Universe and that its total expenses were above the median of its Expense Group and in line with the median of its Expense Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Mid-Cap Value Index for the one-, three- and five-year periods. It considered that the Portfolio was above the medians of its Performance Group/Universe for the one-year period and was below the medians for the three- and five-year periods. The Board considered that the Portfolio has multiple subadvisers and that one subadviser has been subjected to heightened monitoring by management due to performance. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  Multi-Managed Growth Portfolio (components advised/subadvised by Janus, SunAmerica, Lord Abbett, PineBridge and Wellington). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the medians of its Subadvisor Expense Group/Universe. The Board considered management's report that the Portfolio is not available on a stand-alone basis, and that, as a multi-fund strategy, its costs reflect the additional expenses of multi-manager asset allocation and administration.

The Board considered that the Portfolio underperformed the Lipper VUF Multi-Cap Growth Index and was below the medians of its Performance Group/Universe for the one-year period but outperformed the index and was above the medians for the three- and five-year periods. The Board considered that the Portfolio has multiple subadvisers and that one subadviser has been subjected to heightened monitoring by management due to performance. The Board also considered the small asset size of the Portfolio. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  Multi-Managed Income Portfolio (components advised/subadvised by Janus, Lord Abbett, PineBridge and Wellington). The Board considered that the Portfolio's actual advisory fees and total expense were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were above the median of its

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

Subadvisor Expense Universe. The Board considered management's report that the Portfolio is not available on a stand-alone basis, and that, as a multi-fund strategy, its costs reflect the additional expenses of multi-manager asset allocation and administration.

The Board considered that the Portfolio outperformed the Lipper Intermediate Investment Grade Debt Index and was above the median of its Performance Universe for the one-, three- and five-year periods. The Board noted the small asset size of the Portfolio. The Board considered management's report on each Subadviser's performance and concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  Multi-Managed Income/Equity Portfolio (components advised/subadvised by Janus, Lord Abbett, PineBridge and Wellington). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the median of its Subadvisor Expense Universe. The Board considered management's report that the Portfolio is not available on a stand-alone basis, and that, as a multi-fund strategy, its costs reflect the additional expenses of multi-manager asset allocation and administration.

The Board considered that the Portfolio underperformed the Lipper VUF Multi-Asset Target Allocation-Conservative Index for the one-year period and outperformed the Index for the three- and five-year periods. The Board also considered that the Portfolio's performance was below the median of its Performance Group for the one- and three-year periods and was above the median for the five-year period. It was also noted that the Portfolio's performance was below the median of its Performance Universe for the one-year period and was above the median for the three- and five-year periods. The Board considered management's discussions and concluded that the Portfolio's performance was satisfactory.

•  Multi-Managed Moderate Growth Portfolio (components advised/subadvised by Janus, Lord Abbett, PineBridge, SunAmerica and Wellington). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the median of its Subadvisor Expense Universe. The Board considered management's report that the Portfolio is not available on a stand-alone basis, and that, as a multi-fund strategy, its costs reflect the additional expenses of multi-manager asset allocation and administration.

The Board considered that the Portfolio outperformed the Lipper VUF Multi-Asset Target Allocation-Moderate Index for the one-, three- and five-year periods. It was also noted that the Portfolio's performance was in line with the median of its Performance Group for the one-year period and was above the median for the three- and five-year periods. The Board also considered that the Portfolio's performance was above the median of its Performance Universe for the one-, three- and five-year periods. The Board considered that the Portfolio has multiple subadvisers and that one subadviser has been subjected to heightened monitoring by management due to performance. The Board considered management's discussions and concluded that the Portfolio's performance was satisfactory.

•  Real Return Portfolio (subadvised by Wellington). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Expense Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were in line with the median of Subadvisor Expense Universe.

Management reported that the Portfolio outperformed the Lipper VUF General Bond Index for the one-year period and underperformed the Index for the three- and five-year periods. It was noted that the Portfolio's performance was below the median of its Performance Group for the one-, three- and five year periods. The Board also considered that the Portfolio's performance was above the median of its Performance Universe for the one-year period and was below the median for the three- and five-year periods. It was noted that the Portfolio changed its investment objective and investment strategy in January 2010 and that performance for prior periods represent the performance of the prior investment strategy. The Board considered management's discussion of the Portfolio's performance and concluded that management is addressing the Portfolio's performance.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

•  Small Cap Portfolio (advised/subadvised by SunAmerica and ClearBridge Advisors LLC). The Board considered that the Portfolio's actual advisory fees were above the medians of its Expense Group/Universe and that the Portfolio's total expenses were above the median of its Expense Group but below the median of its Expense Universe. The Board additionally noted that the Portfolio's aggregate subadvisory fees were below the medians of its Subadvisor Expense Group/Universe. Management reported that the voluntary expense limitations of 1.15%, 1.30% and 1.40% for Class 1, Class 2 and Class 3 share, respectively, would continue for another year.

The Board considered that the Portfolio outperformed the Lipper VUF Small Cap Core Index for the one- and three-year periods and underperformed the Index for the five-year period. It also considered that the Portfolio's performance was above the median of its Performance Group for the one- and three-periods and was below the median for the five-year period. The Board noted that the Portfolio's performance was above the median of its Performance Universe for the one-, three- and five-year periods. The Board considered that the Portfolio has multiple subadvisers and that one subadviser has been subjected to heightened monitoring by management due to performance. The Board considered management's discussions and concluded that the Portfolio's performance was satisfactory.

•  Stock Portfolio (subadvised by T. Rowe Price). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio's current and proposed subadvisory fees were at the median of its Subadviser Expense Group and above the median of its Subadvisor Expense Universe. The Board considered management's report that the Portfolio is not available on a stand-alone basis and is only offered through the "Strategies" offered through the insurance product.

The Board considered that the Portfolio underperformed the Lipper VUF Large Cap Growth Index for the one-year period and outperformed the Index for the three- and five-year periods. It also considered that the Portfolio's performance was below the median of its Performance Group for the one-year period and was above the median for the three- and five-year periods. The Board noted that the Portfolio's performance was above the median of its Performance Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

Cost of Services & Benefits Derived. With respect to indirect costs and benefits, the Board was informed, based on management's judgment, that any indirect costs incurred by SunAmerica in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust were de minimis and did not impact upon the reasonableness of the advisory fee. The Board considered that SunAmerica is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust's Portfolios pursuant to an arrangement between SunAmerica and certain affiliated life insurance companies (the "Life Companies").

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios' shares, which amounts may be material. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held in applicable Portfolios. Finally, the Board considered that the Life Companies receive financial support from SunAmerica and certain Subadvisers for distribution-related activities, including support to help offset costs for training (including training of registered representatives of SunAmerica Capital Services, Inc., an affiliate of SunAmerica, to support sales of the Portfolios and corresponding annuities).

The Board concluded that any benefits that SunAmerica and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were not unreasonable.

Profitability and Economies of Scale. The Board received information related to SunAmerica's profitability with respect to the services it provides to the Trust's Portfolios. The profitability analysis reflected the relationship between SunAmerica and

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

SunAmerica Annuity and Life Assurance Company ("'SAAL") that provides that SunAmerica contribute to SAAL, its profits earned through its management role to the Trust. The Board also considered that SunAmerica has entered into agreements with First SunAmerica Life Insurance Company ("FSLIC") wherein SunAmerica pays FSLIC a fee to perform certain administrative services for the benefit of certain variable annuity contract owners. The Board determined that the profitability to SunAmerica in connection with its relationship to the Trust was reasonable.

It was noted that the subadvisory fees paid pursuant to the Subadvisory Agreements are paid by SunAmerica out of the advisory fees that it receives under the Advisory Agreement. The Trustees also relied on the ability of SunAmerica to negotiate the Subadvisory Agreements and the fees thereunder at arm's length. The Board determined that the profitability to each Subadviser in connection with its relationship with the respective Portfolios is therefore not a material factor in their consideration of the Subadvisory Agreements.

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. It was noted that the advisory fees of nearly all Portfolios contain breakpoints that will reduce the fees paid by a Portfolio as its assets increase. The Board also considered that SunAmerica has voluntarily agreed to waive fees in certain instances, which was noted earlier in the discussion of fees. It was noted that as a result of being part of a complex of mutual funds advised or administered by SunAmerica, the Trust is able to share common resources and may share certain expenses, which could result in the Portfolio experiencing lower expenses than they otherwise would achieve if the Trust was a stand-alone entity. The Board considered that management believed that the Portfolios' existing fee schedules and the fee schedules for those Portfolios which management proposed reductions or waivers reflect the economics of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SunAmerica in an appropriate manner.

The Board considered that certain Subadvisory Agreements also contain breakpoints in the fee schedules, however, since SunAmerica, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreements, the Trust does not directly benefit from any reduction in subadvisory fee rates. For similar reasons as stated above with respect to the Subadvisers' profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Subadvisers' management of the Portfolios are not a material factor in its consideration at this time.

Terms of Advisory Contracts. The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by SunAmerica and the Subadvisers as discussed above. The Board considered that SunAmerica pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of any officers of the Trust who are employees of SunAmerica. The Board also reviewed the terms of payment for services rendered and noted that SunAmerica compensates the Subadvisers out of the fees it receives from the Trust. The Board noted that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered other terms and conditions of the Advisory Contracts.

Conclusions. In reaching its decision to recommend the renewal of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SunAmerica and the Subadvisers possess the capability and resources to perform the duties required of it under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

1 SunAmerica Center
Los Angeles, CA 90067-6022

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J-1906-SAR.8 (11/11)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President
Date: December 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: December 8, 2011

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer
Date: December 8, 2011